UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of Registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: July 31, 2011

Date of reporting period: January 31, 2011

Item 1. Reports to Stockholders.

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NYSE SERIES

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

JANUARY 31, 2011

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iShares S&P North American Technology Sector Index Fund  |  IGM  |  NYSE Arca

iShares S&P North American Technology-Multimedia Networking Index Fund  |  IGN  |  NYSE Arca

iShares S&P North American Technology-Software Index Fund  |  IGV  |  NYSE Arca

iShares S&P North American Natural Resources Sector Index Fund  |  IGE  |  NYSE Arca

iShares PHLX SOX Semiconductor Sector Index Fund  |  SOXX  |  NASDAQ

iShares NYSE Composite Index Fund  |  NYC  |  NYSE Arca

iShares NYSE 100 Index Fund  |  NY  |  NYSE Arca

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.96%	27.00%	27.59%	5.40%	5.41%	5.87%	1.30%	1.30%	1.78%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.96%	27.00%	27.59%	30.09%	30.17%	33.01%	13.65%	13.59%	19.05%

Total returns for the period since inception are calculated from the inception date of the Fund (3/13/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/19/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

The iShares S&P North American Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of technology-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of sophisticated computer-related devices; communications equipment and internet services; producers of computer and internet software; consultants for information technology; providers of computer services; semiconductors and semiconductor equipment manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 21.13%, while the total return for the Index was 21.44%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Computers	29.87%

Software	20.65

Semiconductors	14.79

Internet	14.21

Telecommunications	12.40

Commercial Services	3.67

Electronics	2.76

Other*	1.57

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Apple Inc.	8.65%

Microsoft Corp.	7.81

International Business Machines Corp.	7.53

Google Inc. Class A	5.60

Oracle Corp.	4.64

Intel Corp.	4.48

Cisco Systems Inc.	4.39

Hewlett-Packard Co.	3.88

QUALCOMM Inc.	3.28

Amazon.com Inc.	2.25

TOTAL	52.51%

*	Other includes industries which individually represent less than 1% of net assets.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.71%	35.75%	36.36%	0.03%	0.03%	0.85%	(0.54)%	(0.54)%	(0.01)%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
35.71%	35.75%	36.36%	0.15%	0.17%	4.32%	(5.07)%	(5.04)%	(0.06)%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

The iShares S&P North American Technology-Multimedia Networking Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Multimedia Networking IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of communication equipment companies in the U.S. and Canada. The Index includes companies that are producers of telecom, data networking and wireless equipment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 24.97%, while the total return for the Index was 25.33%.

PORTFOLIO ALLOCATION
As of 1/31/11
Industry	Percentage of Net Assets
Networking Products	26.92%

Wireless Equipment	24.23

Telecommunication Equipment	15.37

Telecommunication Equipment Fiber Optics	9.66

Computers	8.10

Computer – Integrated Systems	7.15

Internet Infrastructure Software	3.47

Satellite Telecommunications	1.92

Internet Security	1.34

Semiconductor Components/ Integrated Circuits	1.07

Broadcast Services/Program	0.72

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
QUALCOMM Inc.	9.26%

Cisco Systems Inc.	9.01

Juniper Networks Inc.	8.72

Research in Motion Ltd.	8.10

Motorola Solutions Inc.	5.58

Harris Corp.	4.49

Riverbed Technology Inc.	4.40

JDS Uniphase Corp.	4.07

Polycom Inc.	4.03

Motorola Mobility Holdings Inc.	3.51

TOTAL	61.17%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.17%	34.23%	34.85%	7.05%	7.07%	7.45%	1.97%	1.97%	2.46%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
34.17%	34.23%	34.85%	40.61%	40.71%	43.25%	20.53%	20.53%	26.11%

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

The iShares S&P North American Technology-Software Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Technology-Software IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of software-related companies in the U.S. and Canada. The Index includes companies that are producers of client/server applications, enterprise software, application software, PC and home entertainment software. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 24.60%, while the total return for the Index was 24.92%.

PORTFOLIO ALLOCATION
As of 1/31/11
Industry	Percentage of Net Assets
Applications Software	31.86%

Enterprise Software/Services	23.64

Internet Security	8.50

Computer-Aided Design	7.15

Electronic Forms	6.75

Entertainment Software	4.93

Electronic Design Automation	3.16

Electronic Components – Semiconductors	2.65

E-services/Consulting	1.91

Internet Infrastructure Software	1.82

Computer – Integrated Systems	1.50

Transactional Software	1.50

Data Processing/Management	1.18

Other*	3.43

Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Oracle Corp.	9.18%

Microsoft Corp.	8.58

Adobe Systems Inc.	6.75

Salesforce.com Inc.	6.13

Symantec Corp.	5.49

Intuit Inc.	5.27

Citrix Systems Inc.	4.00

Autodesk Inc.	3.77

CA Inc.	3.72

BMC Software Inc.	3.46

TOTAL	56.35%

*	Other includes industries which individually represent less than 1% of net assets.

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.71%	37.01%	37.45%	6.41%	6.42%	6.90%	12.86%	12.86%	13.32%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
36.71%	37.01%	37.45%	36.45%	36.51%	39.60%	207.23%	207.31%	218.94%

Total returns for the period since inception are calculated from the inception date of the Fund (10/22/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

The iShares S&P North American Natural Resources Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P North American Natural Resources Sector IndexTM (the “Index”). The Index measures the performance of U.S.-traded stocks of natural resource-related companies in the U.S. and Canada. The Index includes companies in the following categories: producers of oil, gas and consumable fuels, energy equipment and services, metals and mining, manufacturers of paper and forest products, and producers of construction materials, containers and packaging. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 32.53%, while the total return for the Index was 32.93%.

PORTFOLIO ALLOCATION
As of 1/31/11
Industry	Percentage of Net Assets
Oil & Gas	59.52%

Mining	16.45

Oil & Gas Services	14.91

Coal	2.77

Pipelines	2.19

Packaging & Containers	1.89

Forest Products & Paper	1.31

Other*	0.91

Short-Term and Other Net Assets	0.05

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.76%

Chevron Corp.	7.58

Schlumberger Ltd.	6.04

ConocoPhillips	5.22

Occidental Petroleum Corp.	3.91

Suncor Energy Inc.	3.23

Freeport-McMoRan Copper & Gold Inc.	2.55

Canadian Natural Resources Ltd.	2.41

Barrick Gold Corp.	2.35

Apache Corp.	2.27

TOTAL	43.32%

*	Other includes industries which individually represent less than 1% of net assets.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.80%	39.84%	40.37%	(1.47)%	(1.46)%	(1.12)%	(0.64)%	(0.64)%	(0.24)%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
39.80%	39.84%	40.37%	(7.14)%	(7.08)%	(5.46)%	(5.94)%	(5.94)%	(2.29)%

On October 15, 2010, the name of the Fund changed from the iShares S&P North American Technology-Semiconductors Index Fund to the iShares PHLX SOX Semiconductor Sector Index Fund to reflect a change in the Fund’s underlying index from the S&P North American Technology-Semiconductors Index to the PHLX Semiconductor Sector Index. Index performance reflects the former index through October 14, 2010 and the current index thereafter.

Total returns for the period since inception are calculated from the inception date of the Fund (7/10/01).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/13/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

The iShares PHLX SOX Semiconductor Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the PHLX Semiconductor Sector Index (the “Index”). The Index measures the performance of U.S.-traded securities of companies engaged in the semiconductor business. The Index includes companies engaged in the design, distribution, manufacture and sales of semiconductors. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 30.19%, while the total return for the Index was 30.47%.

PORTFOLIO ALLOCATION
As of 1/31/11
Industry	Percentage of Net Assets
Electronic Components – Semiconductors	56.34%

Semiconductor Equipment	21.90

Semiconductor Components/ Integrated Circuits	16.32

Computers – Memory Devices	3.59

Networking Products	1.81

Short-Term and Other Net Assets	0.04

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Applied Materials Inc.	8.92%

Texas Instruments Inc.	7.54

Intel Corp.	7.18

Broadcom Corp. Class A	7.16

NVIDIA Corp.	6.22

Marvell Technology Group Ltd.	5.80

Micron Technology Inc.	5.13

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	4.30

Xilinx Inc.	4.20

KLA-Tencor Corp.	4.16

TOTAL	60.61%

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE COMPOSITE INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.77%	20.83%	20.97%	2.47%	2.45%	2.53%	5.46%	5.44%	5.59%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.77%	20.83%	20.97%	12.99%	12.84%	13.30%	43.89%	43.74%	45.06%

Total returns for the period since inception are calculated from the inception date of the Fund (3/30/04).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

The iShares NYSE Composite Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE Composite Index® (the “Index”). The Index measures the performance of all common stocks, American Depositary Receipts (ADRs), real estate investment trusts (REITs) and tracking stocks listed on the New York Stock Exchange (NYSE). The securities in the Index represent a broad spectrum of large-, mid- and small-capitalization companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 17.36%, while the total return for the Index was 17.50%.

PORTFOLIO ALLOCATION
As of 1/31/11
Sector	Percentage of Net Assets
Financial	21.58%

Consumer Non-Cyclical	18.00

Energy	16.56

Industrial	11.44

Consumer Cyclical	8.46

Basic Materials	7.97

Communications	7.53

Technology	4.83

Utilities	3.32

Diversified	0.04

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	2.42%

General Electric Co.	1.28

International Business Machines Corp.	1.19

HSBC Holdings PLC SP ADR	1.15

Chevron Corp.	1.13

Procter & Gamble Co. (The)	1.05

JPMorgan Chase & Co.	1.05

Johnson & Johnson	0.98

AT&T Inc.	0.97

Wells Fargo & Co.	0.95

TOTAL	12.17%

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® NYSE 100 INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.24%	18.31%	18.39%	0.90%	0.80%	1.05%	2.47%	2.44%	2.63%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.24%	18.31%	18.39%	4.60%	4.05%	5.34%	18.15%	17.97%	19.42%

Total returns for the period since inception are calculated from the inception date of the Fund (3/29/04).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/2/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	17

Fund Performance Overview (Continued)

iSHARES® NYSE 100 INDEX FUND

The iShares NYSE 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NYSE U.S. 100 Index® (the “Index”). The Index measures the performance of the largest 100 U.S. companies, based on market capitalization, listed on the New York Stock Exchange (NYSE). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 16.77%, while the total return for the Index was 16.87%.

PORTFOLIO ALLOCATION
As of 1/31/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	24.51%

Financial	18.38

Energy	17.74

Industrial	12.48

Consumer Cyclical	8.38

Technology	6.83

Communications	6.43

Basic Materials	3.41

Utilities	1.72

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.48%

General Electric Co.	3.42

International Business Machines Corp.	3.20

Chevron Corp.	3.03

Procter & Gamble Co. (The)	2.81

JPMorgan Chase & Co.	2.80

Johnson & Johnson	2.63

AT&T Inc.	2.60

Wells Fargo & Co.	2.57

Pfizer Inc.	2.34

TOTAL	31.88%

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
S&P North American Technology Sector
Actual	$1,000.00	$1,211.30	0.48%	$2.68
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Multimedia Networking
Actual	1,000.00	1,249.70	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Technology-Software
Actual	1,000.00	1,246.00	0.48	2.72
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
S&P North American Natural Resources Sector
Actual	1,000.00	1,325.30	0.48	2.81
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

SHAREHOLDER EXPENSES	19

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
PHLX SOX Semiconductor Sector
Actual	$1,000.00	$1,301.90	0.48%	$2.78
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
NYSE Composite
Actual	1,000.00	1,173.60	0.25	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28
NYSE 100
Actual	1,000.00	1,167.70	0.20	1.09
Hypothetical (5% return before expenses)	1,000.00	1,024.20	0.20	1.02

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.92%

COMMERCIAL SERVICES – 3.67%
Alliance Data Systems Corp.[a,b]	8,995	$636,306
Convergys Corp.[a]	21,080	300,179
CoreLogic Inc.	18,142	363,747
Euronet Worldwide Inc.[a]	8,794	160,842
Gartner Inc.[a]	12,592	446,009
Genpact Ltd.[a]	12,102	183,103
Lender Processing Services Inc.	15,800	501,492
MasterCard Inc. Class A	16,722	3,954,920
MAXIMUS Inc.	2,978	202,057
Monster Worldwide Inc.[a]	22,494	374,525
SAIC Inc.[a]	50,699	840,083
SuccessFactors Inc.[a]	13,067	380,511
TeleTech Holdings Inc.[a]	4,997	106,986
Visa Inc. Class A	84,194	5,880,951
Western Union Co.	113,444	2,300,645
Wright Express Corp.[a]	6,622	313,353

		16,945,709

COMPUTERS – 29.87%
Accenture PLC Class A	109,428	5,632,259
Apple Inc.[a]	117,774	39,963,074
Brocade Communications Systems Inc.[a]	78,425	442,317
CACI International Inc. Class Aa	5,246	291,100
Cadence Design Systems Inc.[a]	46,223	401,216
Cognizant Technology Solutions Corp. Class Aa	52,493	3,829,364
Computer Sciences Corp.	26,725	1,424,175
Dell Inc.[a]	290,260	3,819,821
Diebold Inc.	11,361	348,328
DST Systems Inc.	6,152	292,589
Electronics For Imaging Inc.[a]	7,968	119,361
EMC Corp.[a]	356,074	8,862,682
FactSet Research Systems Inc.	8,008	807,206
Fortinet Inc.[a]	7,231	278,032
Hewlett-Packard Co.	391,872	17,904,632
iGATE Corp.	4,987	76,800
International Business Machines Corp.	214,691	34,779,942
Jack Henry & Associates Inc.	14,812	437,843
Lexmark International Inc. Class Aa	13,590	473,476

Security	Shares	Value
Mentor Graphics Corp.[a]	18,972	$241,608
MICROS Systems Inc.[a]	13,939	637,570
NCR Corp.[a]	27,561	452,000
NetApp Inc.[a]	62,503	3,420,789
RealD Inc.[a]	2,748	65,045
Research in Motion Ltd.[a]	80,234	4,742,632
Riverbed Technology Inc.[a]	25,356	909,520
SanDisk Corp.[a]	40,556	1,840,026
Seagate Technology PLC[a]	81,858	1,146,012
Spansion Inc.[a]	9,861	196,037
SRA International Inc. Class Aa	7,397	197,352
STEC Inc.[a,b]	8,768	179,656
Synaptics Inc.[a,b]	5,902	167,971
Synopsys Inc.[a]	25,699	697,214
Syntel Inc.	2,227	124,200
Teradata Corp.[a]	28,976	1,245,678
Unisys Corp.[a]	6,349	179,867
Western Digital Corp.[a]	39,754	1,352,431

		137,979,825

DISTRIBUTION & WHOLESALE – 0.20%
Ingram Micro Inc. Class Aa	27,125	535,447
Tech Data Corp.[a]	8,067	378,423

		913,870

ELECTRICAL COMPONENTS & EQUIPMENT – 0.27%
Littelfuse Inc.	3,815	195,633
Molex Inc.[b]	23,857	623,860
Power-One Inc.[a,b]	18,248	195,254
SunPower Corp. Class Aa,b	16,806	225,873

		1,240,620

ELECTRONICS – 2.76%
Amphenol Corp. Class A	30,206	1,671,600
Arrow Electronics Inc.[a]	20,036	757,361
Avnet Inc.[a]	26,288	936,379
AVX Corp.	8,196	128,513
Benchmark Electronics Inc.[a]	10,540	200,155
Celestica Inc.[a]	35,742	352,773
Coherent Inc.[a]	4,267	228,498
Cymer Inc.[a]	5,121	248,829
Dolby Laboratories Inc. Class Aa	9,058	540,763
FEI Co.[a]	6,612	180,177
FLIR Systems Inc.[a]	27,435	851,582
Itron Inc.[a]	6,990	405,560

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Jabil Circuit Inc.	33,881	$684,735
L-1 Identity Solutions Inc.[a]	16,144	192,598
National Instruments Corp.	10,124	428,346
Plexus Corp.[a]	7,001	189,307
Rofin-Sinar Technologies Inc.[a]	4,912	192,059
Sanmina-SCI Corp.[a]	13,769	206,948
Trimble Navigation Ltd.[a]	20,773	957,220
TTM Technologies Inc.[a]	7,423	118,026
Tyco Electronics Ltd.	77,205	2,797,137
Vishay Intertechnology Inc.[a]	28,530	470,745

		12,739,311

ENERGY - ALTERNATE SOURCES – 0.34%
First Solar Inc.[a,b]	9,342	1,444,086
GT Solar International Inc.[a]	12,099	133,634

		1,577,720

HOME FURNISHINGS – 0.04%
TiVo Inc.[a]	20,211	195,440

		195,440

INTERNET – 14.21%
Akamai Technologies Inc.[a]	31,543	1,524,158
Amazon.com Inc.[a]	61,276	10,394,861
Ancestry.com Inc.[a]	2,858	101,745
AOL Inc.[a]	18,466	434,320
Ariba Inc.[a]	13,621	382,614
Blue Coat Systems Inc.[a]	7,469	215,182
Blue Nile Inc.[a,b]	2,489	141,500
DealerTrack Holdings Inc.[a]	7,025	138,849
Digital River Inc.[a]	6,867	217,958
EarthLink Inc.	18,737	159,827
eBay Inc.[a]	198,285	6,019,933
Equinix Inc.[a]	7,956	703,469
Expedia Inc.	34,922	878,637
F5 Networks Inc.[a]	13,986	1,515,803
Google Inc. Class Aa	43,103	25,877,317
GSI Commerce Inc.[a]	11,437	263,508
IAC/InterActiveCorp[a]	15,146	428,480
j2 Global Communications Inc.[a]	7,891	217,792
McAfee Inc.[a]	26,664	1,277,206
Netflix Inc.[a,b]	7,489	1,603,245
NutriSystem Inc.[b]	4,610	87,406
OpenTable Inc.[a]	2,629	206,692
Priceline.com Inc.[a]	8,490	3,638,135

Security	Shares	Value
Rackspace Hosting Inc.[a]	16,721	$560,321
Sapient Corp.	20,531	245,345
Symantec Corp.[a]	134,290	2,364,847
TIBCO Software Inc.[a]	28,883	634,848
ValueClick Inc.[a]	13,968	195,692
VeriSign Inc.	29,757	1,001,323
WebMD Health Corp.[a]	8,455	442,027
Websense Inc.[a]	7,226	138,450
Yahoo! Inc.[a]	225,063	3,628,015

		65,639,505

MACHINERY – 0.15%
Cognex Corp.	6,873	215,400
Intermec Inc.[a]	7,919	89,960
Zebra Technologies Corp. Class Aa	9,781	380,481

		685,841

MEDIA – 0.02%
DG FastChannel Inc.[a]	4,056	111,175

		111,175

OFFICE & BUSINESS EQUIPMENT – 0.55%
Xerox Corp.	240,003	2,548,832

		2,548,832

SEMICONDUCTORS – 14.79%
Advanced Micro Devices Inc.[a]	98,945	774,739
Altera Corp.	54,065	2,031,222
Amkor Technology Inc.[a,b]	21,846	177,826
Analog Devices Inc.	51,663	2,006,074
Applied Materials Inc.	231,100	3,625,959
Atmel Corp.[a]	79,285	1,073,519
Broadcom Corp. Class A	78,685	3,547,907
Cavium Networks Inc.[a]	7,723	305,367
Cirrus Logic Inc.[a]	11,867	249,563
Cree Inc.[a,b]	18,763	947,344
Cypress Semiconductor Corp.[a]	28,685	621,030
Diodes Inc.[a]	6,171	158,842
Emulex Corp.[a]	15,030	171,492
Fairchild Semiconductor International Inc.[a]	21,423	381,329
Hittite Microwave Corp.[a]	4,253	254,244
Integrated Device Technology Inc.[a]	26,567	169,497
Intel Corp.	963,902	20,685,337
International Rectifier Corp.[a]	12,004	384,488
Intersil Corp. Class A	21,513	325,277

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
IPG Photonics Corp.[a]	4,452	$154,262
KLA-Tencor Corp.	28,903	1,274,044
Lam Research Corp.[a]	21,275	1,061,410
Linear Technology Corp.	38,992	1,356,532
LSI Corp.[a]	106,692	660,424
Marvell Technology Group Ltd.[a]	97,752	1,858,266
Maxim Integrated Products Inc.	51,383	1,326,709
MEMC Electronic Materials Inc.[a]	39,344	436,325
Micrel Inc.	8,571	114,766
Microchip Technology Inc.	32,318	1,178,638
Micron Technology Inc.[a]	148,054	1,560,489
Microsemi Corp.[a]	14,449	324,958
MKS Instruments Inc.[a]	8,706	249,949
National Semiconductor Corp.	41,441	628,246
NetLogic Microsystems Inc.[a,b]	8,668	302,167
Novellus Systems Inc.[a]	15,604	562,836
NVIDIA Corp.[a]	100,499	2,403,936
OmniVision Technologies Inc.[a]	7,018	181,275
ON Semiconductor Corp.[a]	62,959	695,697
PMC-Sierra Inc.[a]	39,811	311,322
Power Integrations Inc.	4,834	178,520
QLogic Corp.[a]	18,280	325,567
Rambus Inc.[a]	17,264	353,739
Rovi Corp.[a]	18,191	1,123,476
Semtech Corp.[a]	10,788	235,556
Silicon Laboratories Inc.[a]	7,567	336,580
Skyworks Solutions Inc.[a]	31,702	1,007,173
Teradyne Inc.[a]	31,382	523,452
Tessera Technologies Inc.[a]	8,729	151,186
Texas Instruments Inc.	202,976	6,882,916
TriQuint Semiconductor Inc.[a]	27,514	362,084
Varian Semiconductor Equipment
Associates Inc.[a]	12,803	569,093
Veeco Instruments Inc.[a,b]	6,904	298,667
Xilinx Inc.	44,824	1,443,333

		68,324,649

SOFTWARE – 20.65%
Activision Blizzard Inc.	89,345	1,008,705
Acxiom Corp.[a]	13,877	239,101
Adobe Systems Inc.[a]	87,979	2,907,706
Advent Software Inc.[a]	5,512	162,935
ANSYS Inc.[a]	15,742	825,668

Security	Shares	Value
Aspen Technology Inc.[a]	10,685	$151,193
Autodesk Inc.[a]	39,339	1,600,311
Automatic Data Processing Inc.	85,107	4,076,625
Avid Technology Inc.[a,b]	5,007	83,367
Blackbaud Inc.	7,593	199,620
Blackboard Inc.[a,b]	5,932	230,518
BMC Software Inc.[a]	30,737	1,466,155
Broadridge Financial Solutions Inc.	21,634	495,202
CA Inc.	66,268	1,577,178
Citrix Systems Inc.[a]	32,486	2,052,466
CommVault Systems Inc.[a]	7,451	230,161
Compuware Corp.[a]	37,895	406,234
Concur Technologies Inc.[a]	7,879	402,065
Electronic Arts Inc.[a]	57,401	894,882
Fair Isaac Corp.	6,903	175,198
Fidelity National Information Services Inc.	45,772	1,392,842
Fiserv Inc.[a]	25,729	1,589,280
Global Payments Inc.	13,784	651,156
Informatica Corp.[a]	16,233	753,211
Intuit Inc.[a]	48,203	2,262,167
JDA Software Group Inc.[a]	7,557	228,070
Lawson Software Inc.[a]	23,089	217,037
ManTech International Corp. Class Aa	3,891	156,438
Microsoft Corp.	1,301,058	36,071,833
MicroStrategy Inc. Class Aa	1,388	147,628
NetSuite Inc.[a,b]	2,851	76,777
Novell Inc.[a]	60,822	366,148
Nuance Communications Inc.[a]	40,120	815,640
Open Text Corp.[a]	9,861	487,035
Oracle Corp.	668,905	21,425,027
Parametric Technology Corp.[a]	20,384	453,136
Paychex Inc.	55,656	1,780,992
Pegasystems Inc.	2,807	95,943
Progress Software Corp.[a]	11,232	321,684
Quest Software Inc.[a]	10,380	268,012
Red Hat Inc.[a]	32,967	1,362,196
Salesforce.com Inc.[a]	20,435	2,638,976
SolarWinds Inc.[a]	5,560	105,084
Solera Holdings Inc.	12,152	635,914
SYNNEX Corp.[a]	4,070	135,897
Take-Two Interactive Software Inc.[a]	14,698	183,358

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Taleo Corp. Class Aa	7,000	$206,220
Total System Services Inc.	28,284	492,424
Ultimate Software Group Inc. (The)[a]	4,308	209,369
VeriFone Systems Inc.[a]	14,819	591,871
Verint Systems Inc.[a]	2,595	89,424

		95,396,079

TELECOMMUNICATIONS – 12.40%
Acme Packet Inc.[a]	8,303	446,535
ADTRAN Inc.	10,896	448,153
Anixter International Inc.	4,868	307,998
ARRIS Group Inc.[a]	21,373	266,735
Aruba Networks Inc.[a]	12,458	268,470
Atheros Communications Inc.[a]	12,382	552,113
Ciena Corp.[a,b]	16,188	356,622
Cisco Systems Inc.[a]	957,811	20,257,703
Comtech Telecommunications Corp.	4,784	134,239
Corning Inc.	269,776	5,991,725
EchoStar Corp. Class Aa	6,459	176,008
Finisar Corp.[a]	14,048	467,798
Harris Corp.	22,192	1,032,816
Infinera Corp.[a]	5,475	40,159
InterDigital Inc.[b]	7,622	366,999
Ixia[a]	7,939	124,880
JDS Uniphase Corp.[a]	38,515	653,600
Juniper Networks Inc.[a]	90,493	3,359,100
LogMeIn Inc.[a]	2,805	108,077
Loral Space & Communications Inc.[a]	1,765	131,440
Motorola Mobility Holdings Inc.[a]	50,659	1,411,866
Motorola Solutions Inc.[a]	57,896	2,244,628
NETGEAR Inc.[a]	6,152	213,198
NeuStar Inc. Class Aa	12,665	339,802
Plantronics Inc.	8,241	291,731
Polycom Inc.[a]	14,774	647,840
QUALCOMM Inc.	279,540	15,131,500
RF Micro Devices Inc.[a]	47,545	319,502
SAVVIS Inc.[a]	6,863	211,175
Sonus Networks Inc.[a]	47,825	131,519
Sycamore Networks Inc.	3,496	72,927
Tekelec[a]	11,864	136,139
Tellabs Inc.	63,844	338,373

Security	Shares	Value
ViaSat Inc.[a]	7,102	$308,191

		57,289,561

TOTAL COMMON STOCKS
(Cost: $420,264,503)		461,588,137

SHORT-TERM INVESTMENTS – 1.61%

MONEY MARKET FUNDS – 1.61%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	6,105,988	6,105,988
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d,e]	870,688	870,688
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	483,638	483,638

		7,460,314

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,460,314)		7,460,314

TOTAL INVESTMENTS IN SECURITIES – 101.53%
(Cost: $427,724,817)		469,048,451

Other Assets, Less Liabilities – (1.53)%		(7,077,699)

NET ASSETS – 100.00%		$461,970,752

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.95%

BROADCAST SERVICES/PROGRAM – 0.72%
DG FastChannel Inc.[a]	65,811	$1,803,880

		1,803,880

COMPUTER - INTEGRATED SYSTEMS – 7.15%
Brocade Communications Systems Inc.[a]	1,228,649	6,929,580
Riverbed Technology Inc.[a]	308,924	11,081,104

		18,010,684

COMPUTERS – 8.10%
Research in Motion Ltd.[a]	344,746	20,377,936

		20,377,936

INTERNET INFRASTRUCTURE SOFTWARE – 3.47%
F5 Networks Inc.[a]	80,522	8,726,974

		8,726,974

INTERNET SECURITY – 1.34%
Blue Coat Systems Inc.[a]	117,033	3,371,721

		3,371,721

NETWORKING PRODUCTS – 26.92%
Acme Packet Inc.[a]	130,797	7,034,263
Cisco Systems Inc.[a]	1,072,562	22,684,686
Infinera Corp.[a]	84,811	622,089
Ixia[a]	125,311	1,971,142
Juniper Networks Inc.[a]	591,033	21,939,145
NETGEAR Inc.[a]	97,112	3,365,416
Polycom Inc.[a]	231,415	10,147,548

		67,764,289

SATELLITE TELECOMMUNICATIONS – 1.92%
EchoStar Corp. Class Aa	101,574	2,767,891
Loral Space & Communications Inc.[a]	27,857	2,074,511

		4,842,402

SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 1.07%
Emulex Corp.[a]	235,387	2,685,766

		2,685,766

TELECOMMUNICATION EQUIPMENT – 15.37%
ADTRAN Inc.	170,963	7,031,708
ARRIS Group Inc.[a]	334,782	4,178,079

Security	Shares	Value
Comtech Telecommunications Corp.	74,926	$2,102,424
Harris Corp.	243,020	11,310,151
Plantronics Inc.	129,080	4,569,432
Sonus Networks Inc.[a]	749,187	2,060,264
Tekelec[a]	185,854	2,132,675
Tellabs Inc.	999,738	5,298,611

		38,683,344

TELECOMMUNICATION EQUIPMENT FIBER OPTICS – 9.66%
Ciena Corp.[a,b]	253,564	5,586,015
Finisar Corp.[a]	220,377	7,338,554
JDS Uniphase Corp.[a]	603,361	10,239,036
Sycamore Networks Inc.	54,878	1,144,755

		24,308,360

WIRELESS EQUIPMENT – 24.23%
Aruba Networks Inc.[a]	195,699	4,217,314
InterDigital Inc.[b]	119,376	5,747,954
Motorola Mobility Holdings Inc.[a]	317,069	8,836,713
Motorola Solutions Inc.[a]	362,364	14,048,852
QUALCOMM Inc.	430,510	23,303,506
ViaSat Inc.[a]	111,260	4,828,128

		60,982,467

TOTAL COMMON STOCKS
(Cost: $229,416,038)		251,557,823

SHORT-TERM INVESTMENTS – 2.32%

MONEY MARKET FUNDS – 2.32%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	4,935,046	4,935,046
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d,e]	703,716	703,716
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	204,490	204,490

		5,843,252

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,843,252)		5,843,252

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-MULTIMEDIA NETWORKING INDEX FUND

January 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 102.27%
(Cost: $235,259,290)	$257,401,075

Other Assets, Less Liabilities – (2.27)%	(5,708,637)

NET ASSETS – 100.00%	$251,692,438

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.98%

APPLICATIONS SOFTWARE – 31.86%
Citrix Systems Inc.[a]	286,777	$18,118,571
Compuware Corp.[a,b]	404,878	4,340,292
Intuit Inc.[a]	508,625	23,869,771
Microsoft Corp.	1,403,232	38,904,607
NetSuite Inc.[a,b]	30,625	824,731
Nuance Communications Inc.[a]	429,189	8,725,412
Progress Software Corp.[a]	120,044	3,438,046
Quest Software Inc.[a]	111,164	2,870,255
Red Hat Inc.[a]	352,305	14,557,243
Salesforce.com Inc.[a]	215,159	27,785,633
Verint Systems Inc.[a]	27,933	962,571

		144,397,132

AUDIO/VIDEO PRODUCTS – 0.46%
TiVo Inc.[a]	215,967	2,088,401

		2,088,401

COMMUNICATIONS SOFTWARE – 0.25%
SolarWinds Inc.[a]	59,610	1,126,629

		1,126,629

COMPUTER - INTEGRATED SYSTEMS – 1.50%
MICROS Systems Inc.[a]	148,948	6,812,882

		6,812,882

COMPUTER DATA SECURITY – 0.66%
Fortinet Inc.[a]	77,810	2,991,795

		2,991,795

COMPUTER SOFTWARE – 0.47%
Blackbaud Inc.	81,135	2,133,039

		2,133,039

COMPUTER-AIDED DESIGN – 7.15%
ANSYS Inc.[a]	168,204	8,822,300
Aspen Technology Inc.[a]	115,046	1,627,901
Autodesk Inc.[a]	420,359	17,100,204
Parametric Technology Corp.[a]	217,868	4,843,206

		32,393,611

DATA PROCESSING/MANAGEMENT – 1.18%
CommVault Systems Inc.[a]	79,606	2,459,029
Fair Isaac Corp.	73,738	1,871,470
Pegasystems Inc.[b]	30,136	1,030,049

		5,360,548

Security	Shares	Value
E-SERVICES/CONSULTING – 1.91%
FactSet Research Systems Inc.	85,718	$8,640,374

		8,640,374

EDUCATIONAL SOFTWARE – 0.54%
Blackboard Inc.[a,b]	63,390	2,463,335

		2,463,335

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 2.65%
Rovi Corp.[a]	194,397	12,005,959

		12,005,959

ELECTRONIC DESIGN AUTOMATION – 3.16%
Cadence Design Systems Inc.[a]	493,934	4,287,347
Mentor Graphics Corp.[a]	202,719	2,581,626
Synopsys Inc.[a]	274,614	7,450,278

		14,319,251

ELECTRONIC FORMS – 6.75%
Adobe Systems Inc.[a]	925,562	30,589,824

		30,589,824

ENTERPRISE SOFTWARE/SERVICES – 23.64%
Advent Software Inc.[a]	59,082	1,746,464
Ariba Inc.[a]	145,382	4,083,780
BMC Software Inc.[a]	328,444	15,666,779
CA Inc.	709,311	16,881,602
Concur Technologies Inc.[a]	84,273	4,300,451
Informatica Corp.[a]	173,459	8,048,498
JDA Software Group Inc.[a]	80,892	2,441,320
Lawson Software Inc.[a]	247,159	2,323,295
MicroStrategy Inc. Class Aa	15,537	1,652,515
Novell Inc.[a]	649,896	3,912,374
Oracle Corp.	1,299,187	41,612,960
Taleo Corp. Class Aa	74,812	2,203,961
Ultimate Software Group Inc. (The)[a]	46,385	2,254,311

		107,128,310

ENTERTAINMENT SOFTWARE – 4.93%
Activision Blizzard Inc.	958,636	10,823,001
Electronic Arts Inc.[a]	613,402	9,562,937
Take-Two Interactive Software Inc.[a]	157,083	1,959,610

		22,345,548

HUMAN RESOURCES – 0.90%
SuccessFactors Inc.[a]	140,411	4,088,768

		4,088,768

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN TECHNOLOGY-SOFTWARE INDEX FUND

January 31, 2011

Security	Shares	Value
INTERNET INFRASTRUCTURE SOFTWARE – 1.82%
TIBCO Software Inc.[a]	308,647	$6,784,061
Websense Inc.[a]	77,192	1,478,999

		8,263,060

INTERNET SECURITY – 8.50%
McAfee Inc.[a]	284,932	13,648,243
Symantec Corp.[a]	1,412,329	24,871,114

		38,519,357

TRANSACTIONAL SOFTWARE – 1.50%
Solera Holdings Inc.	129,849	6,794,998

		6,794,998

VIRTUAL REALITY PRODUCTS – 0.15%
RealD Inc.[a]	29,589	700,372

		700,372

TOTAL COMMON STOCKS
(Cost: $422,936,596)		453,163,193

SHORT-TERM INVESTMENTS – 1.53%

MONEY MARKET FUNDS – 1.53%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	5,906,081	5,906,081
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d,e]	842,182	842,182
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	201,368	201,368

		6,949,631

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,949,631)		6,949,631

TOTAL INVESTMENTS IN SECURITIES – 101.51%
(Cost: $429,886,227)		460,112,824

Other Assets, Less Liabilities – (1.51)%		(6,857,878)

NET ASSETS – 100.00%		$453,254,946

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.95%

BUILDING MATERIALS – 0.31%
Eagle Materials Inc.	48,179	$1,397,191
Martin Marietta Materials Inc.[a]	49,660	4,146,610
Texas Industries Inc.	30,332	1,205,090

		6,748,891

COAL – 2.77%
Alpha Natural Resources Inc.[b]	131,321	7,055,877
Arch Coal Inc.	177,224	6,069,922
CONSOL Energy Inc.	246,334	12,242,800
Massey Energy Co.	111,390	7,001,976
Patriot Coal Corp.[a,b]	87,317	2,285,086
Peabody Energy Corp.	294,098	18,651,695
Walter Energy Inc.	57,694	7,515,797

		60,823,153

ENGINEERING & CONSTRUCTION – 0.24%
McDermott International Inc.[b]	253,049	5,258,358

		5,258,358

FOREST PRODUCTS & PAPER – 1.31%
Domtar Corp.	45,373	3,989,648
International Paper Co.	477,134	13,779,630
MeadWestvaco Corp.	183,522	5,254,235
Rock-Tenn Co. Class A	42,452	2,833,671
Temple-Inland Inc.	117,594	2,821,080

		28,678,264

GAS – 0.16%
Southern Union Co.	135,800	3,628,576

		3,628,576

MANUFACTURING – 0.16%
AptarGroup Inc.	73,157	3,515,925

		3,515,925

MINING – 16.45%
Agnico-Eagle Mines Ltd.	183,095	12,531,022
Alcoa Inc.	1,114,095	18,460,554
Allied Nevada Gold Corp.[b]	84,306	2,229,051
Barrick Gold Corp.	1,086,376	51,613,724
Cameco Corp.	429,187	17,798,385
Coeur d’Alene Mines Corp.[b]	97,414	2,277,539
Compass Minerals International Inc.	35,689	3,278,748
Eldorado Gold Corp.	597,390	9,629,927

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.	513,589	$55,852,804
Gammon Gold Inc.[a,b]	151,456	1,140,464
Goldcorp Inc.	864,187	34,748,959
Hecla Mining Co.[a,b]	303,183	2,728,647
IAMGOLD Corp.	406,597	7,733,475
Ivanhoe Mines Ltd.[a,b]	306,322	8,463,677
Kinross Gold Corp.	1,235,564	20,559,785
Molycorp Inc.[a,b]	31,368	1,468,336
New Gold Inc.[b]	427,486	3,436,987
Newmont Mining Corp.	537,789	29,616,040
NovaGold Resources Inc.[b]	186,770	2,482,173
Pan American Silver Corp.[a]	116,945	3,836,965
Royal Gold Inc.	58,554	2,716,906
Silver Standard Resources Inc.[a,b]	86,144	1,986,481
Silver Wheaton Corp.[b]	377,986	11,641,969
Silvercorp Metals Inc.	180,006	1,908,064
Stillwater Mining Co.[b]	62,079	1,345,873
Teck Resources Ltd. Class B	527,250	31,951,350
Thompson Creek Metals Co. Inc.[b]	179,197	2,426,327
Titanium Metals Corp.[b]	98,203	1,851,127
Vulcan Materials Co.[a]	140,036	5,959,932
Yamana Gold Inc.[a]	808,345	9,134,298

		360,809,589

OIL & GAS – 59.52%
Anadarko Petroleum Corp.	540,549	41,665,517
Apache Corp.	416,836	49,753,545
Atlas Energy Inc.[b]	85,512	3,788,182
Atwood Oceanics Inc.[b]	61,167	2,472,370
Berry Petroleum Co. Class A	50,821	2,371,816
Bill Barrett Corp.[b]	50,603	2,073,711
Brigham Exploration Co.[b]	127,446	3,773,676
Cabot Oil & Gas Corp.	113,408	4,721,175
Canadian Natural Resources Ltd.	1,186,829	52,837,627
Cenovus Energy Inc.	819,274	28,355,073
Chesapeake Energy Corp.	713,232	21,061,741
Chevron Corp.	1,752,316	166,347,358
Cimarex Energy Co.	92,382	9,619,738
Cobalt International Energy Inc.[b]	108,689	1,472,736

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Comstock Resources Inc.[b]	51,611	$1,429,625
Concho Resources Inc.[b]	108,916	10,483,165
ConocoPhillips	1,602,508	114,515,222
Continental Resources Inc.[b]	49,995	3,210,179
Denbury Resources Inc.[b]	435,926	8,871,094
Devon Energy Corp.	471,078	41,779,908
Diamond Offshore Drilling Inc.	75,782	5,434,327
EnCana Corp.	803,081	25,915,424
EOG Resources Inc.	277,056	29,475,988
EQT Corp.	162,496	7,830,682
EXCO Resources Inc.	180,848	3,631,428
Exxon Mobil Corp.	2,108,744	170,133,466
Forest Oil Corp.[b]	123,670	4,798,396
Frontier Oil Corp.[b]	115,314	2,398,531
Helmerich & Payne Inc.	115,601	6,789,247
Hess Corp.	327,186	27,522,886
Holly Corp.	48,155	2,362,966
Marathon Oil Corp.	774,306	35,385,784
Murphy Oil Corp.	209,818	13,910,933
Nabors Industries Ltd.[b]	311,282	7,595,281
Newfield Exploration Co.[b]	146,021	10,684,357
Nexen Inc.	573,299	14,418,470
Noble Corp.	278,785	10,663,526
Noble Energy Inc.	190,974	17,397,731
Oasis Petroleum Inc.[b]	46,222	1,477,717
Occidental Petroleum Corp.	886,288	85,686,324
Patterson-UTI Energy Inc.	168,110	3,923,687
Petrohawk Energy Corp.[b]	329,790	6,612,290
Pioneer Natural Resources Co.	126,629	12,050,016
Plains Exploration & Production Co.[b]	152,813	5,409,580
Precision Drilling Corp.[b]	300,345	3,156,626
Pride International Inc.[b]	191,667	6,229,178
QEP Resources Inc.	191,351	7,776,505
Quicksilver Resources Inc.[b]	128,135	1,923,306
Range Resources Corp.[a]	174,591	8,706,853
Rosetta Resources Inc.[b]	57,473	2,296,046
Rowan Companies Inc.[b]	137,671	4,719,362
SandRidge Energy Inc.[b]	393,117	2,924,790
SM Energy Co.	68,777	4,275,178
Southwestern Energy Co.[b]	378,241	14,940,519
Suncor Energy Inc.	1,705,015	70,775,173
Sunoco Inc.	131,522	5,583,109

Security	Shares	Value
Talisman Energy Inc.	1,112,450	$25,497,354
Tesoro Corp.[b]	156,145	3,005,791
Transocean Ltd.[b]	347,577	27,781,830
Ultra Petroleum Corp.[b]	166,314	7,938,167
Unit Corp.[b]	43,354	2,219,725
Valero Energy Corp.	617,564	15,661,423
Whiting Petroleum Corp.[b]	63,861	8,064,367

		1,305,587,797

OIL & GAS SERVICES – 14.91%
Baker Hughes Inc.	470,387	32,226,213
Cameron International Corp.[b]	264,573	14,101,741
CARBO Ceramics Inc.	20,660	2,379,206
Complete Production Services Inc.[b]	75,534	2,110,420
Core Laboratories NV	48,943	4,466,538
Dresser-Rand Group Inc.[b]	87,856	4,035,226
Dril-Quip Inc.[b]	37,376	2,882,437
Exterran Holdings Inc.[b]	68,955	1,710,774
FMC Technologies Inc.[b]	130,574	12,273,956
Halliburton Co.	992,031	44,641,395
National Oilwell Varco Inc.	457,698	33,823,882
Oceaneering International Inc.[b]	59,022	4,558,269
Oil States International Inc.[b]	55,130	3,735,609
RPC Inc.	45,189	794,423
Schlumberger Ltd.	1,488,136	132,429,223
SEACOR Holdings Inc.	23,171	2,448,943
Superior Energy Services Inc.[b]	85,967	3,019,161
Tidewater Inc.	56,059	3,334,950
Weatherford International Ltd.[b]	807,370	19,150,816
World Fuel Services Corp.	75,367	2,829,277

		326,952,459

PACKAGING & CONTAINERS – 1.89%
Ball Corp.	96,337	6,852,451
Bemis Co. Inc.	118,005	3,841,063
Crown Holdings Inc.[b]	173,521	5,788,660
Greif Inc. Class A	33,933	2,139,476
Owens-Illinois Inc.[b]	178,480	5,263,375
Packaging Corp. of America	111,854	3,159,875
Sealed Air Corp.	174,169	4,648,571
Silgan Holdings Inc.	54,763	2,044,303
Smurfit-Stone Container Corp.[b]	99,166	3,703,850

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® S&P NORTH AMERICAN NATURAL RESOURCES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Sonoco Products Co.	112,238	$3,990,061

		41,431,685

PIPELINES – 2.19%
El Paso Corp.	768,015	12,196,078
Spectra Energy Corp.	707,023	18,545,213
Williams Companies Inc. (The)	637,812	17,214,546

		47,955,837

TRANSPORTATION – 0.04%
Overseas Shipholding Group Inc.	29,198	970,542

		970,542

TOTAL COMMON STOCKS
(Cost: $1,817,486,038)		2,192,361,076

SHORT-TERM INVESTMENTS – 1.11%

MONEY MARKET FUNDS – 1.11%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	19,930,987	19,930,987
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d,e]	2,842,073	2,842,073
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	1,502,496	1,502,496

		24,275,556

TOTAL SHORT-TERM INVESTMENTS
(Cost: $24,275,556)		24,275,556

TOTAL INVESTMENTS IN SECURITIES – 101.06%
(Cost: $1,841,761,594)		2,216,636,632

Other Assets, Less Liabilities – (1.06)%		(23,267,169)

NET ASSETS – 100.00%		$2,193,369,463

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited)

iSHARES® PHLX SOX SEMICONDUCTOR SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.96%

COMPUTERS - MEMORY DEVICES – 3.59%
SanDisk Corp.[a]	176,463	$8,006,126

		8,006,126

ELECTRONIC COMPONENTS - SEMICONDUCTORS – 56.34%
Advanced Micro Devices Inc.[a]	860,991	6,741,559
Altera Corp.	224,809	8,446,074
Avago Technologies Ltd.	302,181	8,675,616
Broadcom Corp. Class A	354,621	15,989,861
Cree Inc.[a,b]	121,031	6,110,855
Intel Corp.	747,022	16,031,092
MEMC Electronic Materials Inc.[a]	287,119	3,184,150
Micron Technology Inc.[a]	1,086,578	11,452,532
National Semiconductor Corp.	302,441	4,585,006
NetLogic Microsystems Inc.[a]	80,638	2,811,041
NVIDIA Corp.[a]	580,041	13,874,581
Rubicon Technology Inc.[a,b]	28,958	521,534
STMicroelectronics NV NYS	94,644	1,147,085
Texas Instruments Inc.	496,135	16,823,938
Xilinx Inc.	290,875	9,366,175

		125,761,099

NETWORKING PRODUCTS – 1.81%
Atheros Communications Inc.[a]	90,406	4,031,204

		4,031,204

SEMICONDUCTOR COMPONENTS/INTEGRATED CIRCUITS – 16.32%
Cirrus Logic Inc.[a]	87,331	1,836,571
Hittite Microwave Corp.[a]	38,910	2,326,040
Linear Technology Corp.	241,980	8,418,484
Marvell Technology Group Ltd.[a]	681,243	12,950,429
Power Integrations Inc.	35,290	1,303,260
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	733,819	9,591,014

		36,425,798

SEMICONDUCTOR EQUIPMENT – 21.90%
Applied Materials Inc.	1,269,277	19,914,956
KLA-Tencor Corp.	210,870	9,295,149
Lam Research Corp.[a]	155,198	7,742,828
MKS Instruments Inc.[a]	63,553	1,824,607
Novellus Systems Inc.[a]	113,786	4,104,261

Security	Shares	Value
Teradyne Inc.[a]	229,004	$3,819,787
Veeco Instruments Inc.[a,b]	50,338	2,177,622

		48,879,210

TOTAL COMMON STOCKS
(Cost: $244,891,502)		223,103,437

SHORT-TERM INVESTMENTS – 3.46%

MONEY MARKET FUNDS – 3.46%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,d,e]	6,668,004	6,668,004
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,d,e]	950,829	950,829
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,d]	101,911	101,911

		7,720,744

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,720,744)		7,720,744

TOTAL INVESTMENTS IN SECURITIES – 103.42%
(Cost: $252,612,246)		230,824,181

Other Assets, Less Liabilities – (3.42)%		(7,628,392)

NET ASSETS – 100.00%		$223,195,789

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.71%

ADVERTISING – 0.12%
Interpublic Group of Companies
Inc. (The)[a]	3,243	$34,668
Omnicom Group Inc.	1,780	79,886

		114,554

AEROSPACE & DEFENSE – 1.52%
AAR Corp.[a]	439	11,761
Alliant Techsystems Inc.[a]	166	12,576
Boeing Co. (The)	3,786	263,051
CAE Inc.	1,833	23,371
Curtiss-Wright Corp.	366	12,700
Esterline Technologies Corp.[a]	237	16,870
GenCorp Inc.[a]	1,267	6,500
General Dynamics Corp.	1,822	137,379
Goodrich Corp.	724	65,609
L-3 Communications Holdings Inc.	637	49,845
Lockheed Martin Corp.	1,625	129,350
Moog Inc. Class Aa	279	11,897
Northrop Grumman Corp.	1,584	109,771
Orbital Sciences Corp.[a]	568	9,690
Raytheon Co.	2,083	104,129
Rockwell Collins Inc.	917	58,816
Spirit AeroSystems Holdings Inc.
Class Aa	741	17,503
Teledyne Technologies Inc.[a]	278	13,152
Triumph Group Inc.	143	13,732
United Technologies Corp.	4,933	401,053

		1,468,755

AGRICULTURE – 1.47%
Altria Group Inc.	12,126	285,082
Archer-Daniels-Midland Co.	3,434	112,189
Bunge Ltd.	817	55,613
Lorillard Inc.	913	68,694
Monsanto Co.	3,081	226,084
Philip Morris International Inc.	10,591	606,229
Reynolds American Inc.	2,097	66,705
Tejon Ranch Co.[a]	262	6,896

		1,427,492

AIRLINES – 0.27%
AirTran Holdings Inc.[a]	1,045	7,723

Security	Shares	Value
Alaska Air Group Inc.[a]	247	$14,632
AMR Corp.[a]	2,223	15,672
China Eastern Airlines Corp. Ltd.
Class H SP ADR[a]	322	7,599
China Southern Airlines Co. Ltd.
Class H SP ADR[a]	312	7,984
Delta Air Lines Inc.[a]	4,518	52,725
LAN Airlines SA SP ADR	871	24,432
Southwest Airlines Co.	4,416	52,330
TAM SA SP ADR	602	13,244
United Continental Holdings Inc.[a,b]	1,970	50,038
US Airways Group Inc.[a]	1,074	10,654

		257,033

APPAREL – 0.46%
Carter’s Inc.[a]	428	11,856
Coach Inc.	1,847	99,904
Gildan Activewear Inc.[a]	871	25,616
Guess? Inc.	429	18,353
Hanesbrands Inc.[a]	664	15,285
Nike Inc. Class B	1,735	143,103
Phillips-Van Heusen Corp.	403	23,523
Polo Ralph Lauren Corp.	403	43,194
Quiksilver Inc.[a]	1,418	6,338
VF Corp.	512	42,353
Wolverine World Wide Inc.	397	12,644

		442,169

AUTO MANUFACTURERS – 1.74%
Ford Motor Co.[a]	19,513	311,233
General Motors Co.[a]	3,097	113,010
Honda Motor Co. Ltd. SP ADR	10,589	461,045
Navistar International Corp.[a]	376	24,384
Oshkosh Corp.[a]	617	23,390
Tata Motors Ltd. SP ADR	1,904	46,191
Toyota Motor Corp. SP ADR	8,587	705,680

		1,684,933

AUTO PARTS & EQUIPMENT – 0.51%
American Axle & Manufacturing
Holdings Inc.[a]	416	5,949
ArvinMeritor Inc.[a]	821	17,947
Autoliv Inc.	585	44,928
BorgWarner Inc.[a]	745	50,213
Goodyear Tire & Rubber Co. (The)[a]	1,550	18,414

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Johnson Controls Inc.	3,982	$152,869
Lear Corp.[a]	156	16,478
Magna International Inc. Class A	1,298	75,764
Modine Manufacturing Co.[a]	487	8,035
Superior Industries International Inc.	474	9,480
Tenneco Inc.[a,b]	560	23,145
TRW Automotive Holdings Corp.[a]	598	35,677
WABCO Holdings Inc.[a]	535	31,244

		490,143

BANKS – 9.99%
Allied Irish Banks PLC SP ADR[a]	3,168	2,218
Banco Bilbao Vizcaya Argentaria SA
SP ADR	25,359	311,155
Banco de Chile SP ADR	169	14,265
Banco Latinoamericano de Comercio
Exterior SA Class E	492	8,507
Banco Santander (Chile) SA SP ADR	269	22,833
Banco Santander SA SP ADR	47,473	581,070
BancorpSouth Inc.	535	8,367
Bank of America Corp.	57,474	789,118
Bank of Hawaii Corp.	317	14,858
Bank of Ireland SP ADR	5,065	10,485
Bank of Montreal	3,277	189,116
Bank of New York Mellon Corp. (The)	6,796	212,239
Bank of Nova Scotia	6,052	342,604
Barclays PLC SP ADR	17,510	329,188
BB&T Corp.	3,814	105,419
Canadian Imperial Bank of Commerce	2,301	175,405
CapitalSource Inc.	2,167	16,729
City National Corp.	311	17,973
Comerica Inc.	1,058	40,416
Community Bank System Inc.	350	8,848
Credicorp Ltd.	461	48,064
Credit Suisse Group PLC SP ADR	6,292	281,315
Cullen/Frost Bankers Inc.	276	15,947
Deutsche Bank AG	5,403	316,346
F.N.B. Corp.	1,072	10,827
First BanCorp.[a,b]	481	2,419
First Horizon National Corp.[a]	1,429	16,191
HDFC Bank Ltd. SP ADR	676	97,621

Security	Shares	Value
HSBC Holdings PLC SP ADR	20,435	$1,116,568
ICICI Bank Ltd. SP ADR	2,509	108,740
KB Financial Group Inc. SP ADR[a]	2,438	126,947
KeyCorp	5,109	45,470
Lloyds TSB Group PLC SP ADR[a]	58,072	234,030
M&T Bank Corp.	533	46,089
Marshall & Ilsley Corp.	2,821	19,719
Mitsubishi UFJ Financial Group Inc.
SP ADR	80,566	418,943
Mizuho Financial Group Inc. SP ADR	55,474	215,239
National Bank of Greece SA SP ADR	28,368	54,183
PNC Financial Services Group Inc. (The)[c]	3,049	182,940
Regions Financial Corp.	7,553	53,626
Royal Bank of Canada[b]	8,322	446,891
Royal Bank of Scotland Group PLC
SP ADR[a]	5,066	67,732
State Street Corp.	2,899	135,441
Sumitomo Mitsui Financial Group Inc. SP ADR	42,957	292,537
SunTrust Banks Inc.	2,736	83,256
Synovus Financial Corp.	2,787	7,358
TCF Financial Corp.	792	11,832
Toronto-Dominion Bank (The)	5,080	380,441
U.S. Bancorp	10,947	295,569
Valley National Bancorp	936	12,664
Webster Financial Corp.	559	12,790
Wells Fargo & Co.	28,437	921,928
Westpac Banking Corp. SP ADR	3,419	391,441
Wilmington Trust Corp.	586	2,567

		9,674,484

BEVERAGES – 2.29%
Anheuser-Busch InBev NV SP ADR	4,414	244,138
Brown-Forman Corp. Class B NVS	609	40,407
Companhia de Bebidas das Americas-AmBev SP ADR	780	17,238
Coca-Cola Co. (The)	12,337	775,380
Coca-Cola Enterprises Inc.	1,977	49,741
Coca-Cola FEMSA SAB de CV SP ADR	204	16,153
Coca-Cola Hellenic Bottling Co. SA
SP ADR	1,131	33,579

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Compania Cervecerias Unidas SA SP ADR	207	$11,234
Constellation Brands Inc. Class Aa	1,243	23,891
Cott Corp.[a]	997	8,016
Diageo PLC SP ADR	3,728	286,310
Dr Pepper Snapple Group Inc.	1,483	52,543
Embotelladora Andina SA Class A
SP ADR	263	6,575
Embotelladora Andina SA Class B
SP ADR	230	7,050
Molson Coors Brewing Co. Class B NVS	953	44,667
PepsiCo Inc.	9,094	584,835
Vina Concha y Toro SA SP ADR	240	11,088

		2,212,845

BIOTECHNOLOGY – 0.03%
American Oriental Bioengineering Inc.[a]	2,287	5,283
Charles River Laboratories International Inc.[a]	486	18,638
Enzo Biochem Inc.[a]	1,673	8,298

		32,219

BUILDING MATERIALS – 0.29%
Cemex SAB de CV SP ADR[a]	5,809	55,011
Comfort Systems USA Inc.	709	9,025
CRH PLC SP ADR	3,968	86,542
Eagle Materials Inc.	376	10,904
Lennox International Inc.	348	17,101
Martin Marietta Materials Inc.	274	22,879
Masco Corp.	2,171	28,918
NCI Building Systems Inc.[a]	508	6,741
Owens Corning[a]	727	24,333
Quanex Building Products Corp.	439	8,556
Simpson Manufacturing Co. Inc.	247	7,348
Texas Industries Inc.	204	8,105

		285,463

CHEMICALS – 2.32%
Agrium Inc.	957	84,589
Air Products and Chemicals Inc.	1,089	95,015
Airgas Inc.	436	27,324
Albemarle Corp.	579	32,517
Arch Chemicals Inc.	220	7,973

Security	Shares	Value
Ashland Inc.	481	$27,927
Cabot Corp.	390	16,868
Celanese Corp. Series A	994	41,241
CF Industries Holdings Inc.	435	58,742
Cytec Industries Inc.	347	18,925
Dow Chemical Co. (The)	6,572	233,175
E.I. du Pont de Nemours and Co.	5,266	266,881
Eastman Chemical Co.	416	38,630
Ecolab Inc.	1,313	65,243
Ferro Corp.[a]	734	11,318
FMC Corp.	465	35,368
Georgia Gulf Corp.[a]	258	6,871
H.B. Fuller Co.	462	10,529
Huntsman Corp.	1,353	23,556
International Flavors & Fragrances Inc.	466	26,585
Intrepid Potash Inc.[a]	292	10,553
Lubrizol Corp.	422	45,348
LyondellBasell Industries NV Class Aa	1,565	56,246
Minerals Technologies Inc.	155	9,768
Mosaic Co. (The)	875	70,910
Olin Corp.	497	9,677
OM Group Inc.[a]	217	7,851
PolyOne Corp.[a]	796	10,467
Potash Corp. of Saskatchewan	1,731	307,737
PPG Industries Inc.	964	81,246
Praxair Inc.	1,765	164,216
RPM International Inc.	825	19,330
Sensient Technologies Corp.	397	13,462
Sherwin-Williams Co. (The)	507	42,958
Sinopec Shanghai Petrochemical Co.
Ltd. Class H SP ADR	195	11,854
Sociedad Quimica y Minera de Chile
SA Series B SP ADR	611	32,676
Spartech Corp.[a]	452	3,774
Syngenta AG SP ADR	2,697	174,307
Valspar Corp. (The)	485	18,125
W.R. Grace & Co.[a]	515	18,277
Westlake Chemical Corp.	177	6,853
Zep Inc.	335	6,054

		2,250,966

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
COAL – 0.38%
Alpha Natural Resources Inc.[a]	767	$41,211
Arch Coal Inc.	1,007	34,490
CONSOL Energy Inc.	1,365	67,841
Massey Energy Co.	634	39,853
Peabody Energy Corp.	1,591	100,901
Walter Energy Inc.	353	45,985
Yanzhou Coal Mining Co. Ltd. Class H SP ADR	1,273	37,146

		367,427

COMMERCIAL SERVICES – 1.31%
Aaron’s Inc.	533	10,228
ABM Industries Inc.	308	7,916
Advance America Cash Advance Centers Inc.	1,100	6,732
Alliance Data Systems Corp.[a,b]	350	24,759
AMN Healthcare Services Inc.[a]	793	4,599
Arbitron Inc.	295	12,299
Chemed Corp.	173	10,766
Consolidated Graphics Inc.[a]	170	8,508
Convergys Corp.[a]	920	13,101
CoreLogic Inc.	662	13,273
Corrections Corp. of America[a]	659	16,350
DeVry Inc.	364	18,968
Dollar Thrifty Automotive Group Inc.[a]	221	10,723
Equifax Inc.	747	26,683
FTI Consulting Inc.[a]	299	10,904
Gartner Inc.[a]	623	22,067
GEO Group Inc. (The)[a]	513	12,194
H&R Block Inc.	1,819	22,774
HealthSpring Inc.[a]	471	14,314
Hertz Global Holdings Inc.[a]	1,207	17,755
Hillenbrand Inc.	533	11,518
Iron Mountain Inc.	984	24,000
ITT Educational Services Inc.[a,b]	207	13,629
Jackson Hewitt Tax Service Inc.[a,b]	1,526	2,381
Korn/Ferry International[a]	442	10,343
Landauer Inc.	128	7,430
Lender Processing Services Inc.	647	20,536
Live Nation Entertainment Inc.[a]	1,350	14,040
Manpower Inc.	484	31,252
MasterCard Inc. Class A	618	146,163

Security	Shares	Value
MAXIMUS Inc.	213	$14,452
McKesson Corp.	1,574	118,318
Midas Inc.[a]	570	4,053
Monster Worldwide Inc.[a]	845	14,069
Moody’s Corp.	1,190	34,950
New Oriental Education & Technology Group Inc. SP ADR[a]	221	21,804
PHH Corp.[a]	325	7,764
Pre-Paid Legal Services Inc.[a,b]	114	7,506
Quanta Services Inc.[a]	1,261	29,923
Robert Half International Inc.	877	27,503
Rollins Inc.	604	11,470
SAIC Inc.[a]	2,032	33,670
Service Corp. International	1,783	15,459
SFN Group Inc.[a]	715	6,921
Sotheby’s	474	19,102
Towers Watson & Co. Class A	270	14,723
TrueBlue Inc.[a]	433	7,387
United Rentals Inc.[a]	507	13,511
Viad Corp.	284	6,682
Visa Inc. Class A	2,874	200,749
Weight Watchers International Inc.	331	12,843
Western Union Co.	3,890	78,889

		1,267,953

COMPUTERS – 2.63%
Accenture PLC Class A	3,622	186,424
CGI Group Inc.[a]	1,797	34,610
CIBER Inc.[a]	1,287	5,869
Computer Sciences Corp.	861	45,883
Diebold Inc.	527	16,158
DST Systems Inc.	269	12,794
EMC Corp.[a]	12,108	301,368
FactSet Research Systems Inc.	299	30,139
Hewlett-Packard Co.	13,061	596,757
IHS Inc. Class Aa	284	23,277
International Business Machines Corp.	7,125	1,154,250
NCR Corp.[a]	1,152	18,893
Quantum Corp.[a]	2,505	6,738
Teradata Corp.[a]	1,044	44,882
Tyler Technologies Inc.[a]	715	14,836
Unisys Corp.[a]	298	8,442

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Western Digital Corp.[a]	1,389	$47,254

		2,548,574

COSMETICS & PERSONAL CARE – 1.40%
Avon Products Inc.	2,561	72,502
Colgate-Palmolive Co.	2,692	206,665
Estee Lauder Companies Inc. (The)
Class A	770	61,985
Procter & Gamble Co. (The)	16,108	1,016,898

		1,358,050

DISTRIBUTION & WHOLESALE – 0.17%
Corporate Express NV SP ADR[d]	1,296	16,435
Genuine Parts Co.	897	46,420
Ingram Micro Inc. Class Aa	1,079	21,299
Owens & Minor Inc.	403	11,901
W.W. Grainger Inc.	329	43,254
Watsco Inc.	161	10,098
WESCO International Inc.[a]	289	16,198

		165,605

DIVERSIFIED FINANCIAL SERVICES – 4.73%
Affiliated Managers Group Inc.[a]	340	34,622
American Express Co.	6,189	268,479
Ameriprise Financial Inc.	1,572	96,914
BlackRock Inc.[c]	488	96,634
Capital One Financial Corp.	2,582	124,349
Charles Schwab Corp. (The)	5,636	101,730
CIT Group Inc.[a]	949	45,258
Citigroup Inc.[a]	165,291	796,703
Discover Financial Services	3,253	66,979
Doral Financial Corp.[a]	566	702
Eaton Vance Corp.	831	25,179
Federated Investors Inc. Class Bb	663	17,954
First Marblehead Corp. (The)[a]	1,718	3,780
Franklin Resources Inc.	907	109,429
GAMCO Investors Inc. Class A	183	8,140
Goldman Sachs Group Inc. (The)	2,494	408,068
IntercontinentalExchange Inc.[a]	455	54,823
Invesco Ltd.	2,890	71,499
Investment Technology Group Inc.[a]	384	7,077
Janus Capital Group Inc.	1,197	15,453
Jefferies Group Inc.	793	19,833
JPMorgan Chase & Co.	22,620	1,016,543
Lazard Ltd. Class Ab	695	28,995

Security	Shares	Value
Legg Mason Inc.	789	$26,139
Morgan Stanley	7,495	220,353
National Financial Partners Corp.[a,b]	507	6,429
Nomura Holdings Inc. SP ADR	20,936	127,919
NYSE Euronext Inc.	1,634	51,977
ORIX Corp. SP ADR	1,260	63,769
Raymond James Financial Inc.	744	26,948
Ritchie Bros. Auctioneers Inc.[b]	725	18,074
Shinhan Financial Group Co. Ltd. SP ADR[a]	1,403	125,162
SLM Corp.[a]	3,080	44,383
Stifel Financial Corp.[a]	275	17,644
Student Loan Corp. (The) Escrow[a,d]	39	97
SWS Group Inc.	608	2,845
Teton Advisors Inc. Class Bd	3	36
UBS AGa	20,809	373,730
Waddell & Reed Financial Inc. Class A	639	23,081
Woori Finance Holdings Co. Ltd. SP ADR[a]	707	27,361

		4,575,090

ELECTRIC – 2.83%
AES Corp. (The)[a]	4,597	57,003
Allegheny Energy Inc.	866	22,325
ALLETE Inc.	325	11,996
Alliant Energy Corp.	747	27,759
Ameren Corp.	1,222	34,668
American Electric Power Co. Inc.	2,638	94,124
Avista Corp.	565	12,797
Black Hills Corp.	434	13,458
Calpine Corp.[a]	2,223	31,722
CenterPoint Energy Inc.	2,350	37,952
Central Vermont Public Service Corp.	1,028	22,071
CH Energy Group Inc.	388	18,861
Cleco Corp.	525	16,412
CMS Energy Corp.	1,586	30,927
Consolidated Edison Inc.	1,545	77,111
Constellation Energy Group Inc.	1,032	33,282
Dominion Resources Inc.	3,268	142,289
DPL Inc.	674	17,645
DTE Energy Co.	845	39,090

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Duke Energy Corp.	7,405	$132,401
Dynegy Inc.[a]	855	5,378
Edison International	1,548	56,161
El Paso Electric Co.[a]	593	15,981
Empire District Electric Co. (The)	594	12,783
Empresa Nacional de Electricidad SA SP ADR	683	35,653
Enersis SA SP ADR	1,788	37,119
Entergy Corp.	975	70,366
Exelon Corp.	3,675	156,224
FirstEnergy Corp.	1,573	61,536
GenOn Energy Inc.[a]	4,576	18,945
Great Plains Energy Inc.	774	15,232
Hawaiian Electric Industries Inc.	741	18,451
Huaneng Power International Inc. Class H SP ADR	455	10,183
IDACORP Inc.	381	14,238
Integrys Energy Group Inc.	575	27,364
Korea Electric Power Corp. SP ADR[a]	2,835	36,090
MDU Resources Group Inc.	1,122	23,820
National Grid PLC SP ADR	4,238	190,880
NextEra Energy Inc.	2,277	121,728
Northeast Utilities	1,090	35,883
NRG Energy Inc.[a]	1,423	29,527
NSTAR	611	26,505
NV Energy Inc.	1,440	20,693
OGE Energy Corp.	694	31,848
Pepco Holdings Inc.	1,417	26,314
PG&E Corp.	2,140	99,039
Pinnacle West Capital Corp.	630	25,647
PNM Resources Inc.	773	10,072
PPL Corp.	2,723	70,226
Progress Energy Inc.	1,609	72,276
Public Service Enterprise Group Inc.	2,775	89,993
SCANA Corp.	611	25,827
Southern Co.	4,642	174,632
TECO Energy Inc.	1,443	26,566
TransAlta Corp.	1,485	30,799
UIL Holdings Corp.	410	12,378
UniSource Energy Corp.	325	11,638
Westar Energy Inc.	750	19,125
Wisconsin Energy Corp.	634	38,224

Security	Shares	Value
Xcel Energy Inc.	2,559	$60,316

		2,739,553

ELECTRICAL COMPONENTS & EQUIPMENT – 0.53%
AMETEK Inc.	983	40,087
Belden Inc.	306	10,637
Emerson Electric Co.	4,349	256,069
Energizer Holdings Inc.[a]	415	30,187
General Cable Corp.[a]	387	14,323
Hitachi Ltd. SP ADR	2,640	146,335
Hubbell Inc. Class B	325	19,903

		517,541

ELECTRONICS – 1.10%
Advantest Corp. SP ADR	937	19,105
Agilent Technologies Inc.[a]	2,087	87,299
Amphenol Corp. Class A	1,040	57,554
Arrow Electronics Inc.[a]	740	27,972
AU Optronics Corp. SP ADR[a]	4,775	45,840
Avnet Inc.[a]	954	33,982
AVX Corp.	486	7,620
Brady Corp. Class A	287	9,399
Celestica Inc.[a]	1,521	15,012
Checkpoint Systems Inc.[a]	546	11,286
CTS Corp.	555	6,294
Jabil Circuit Inc.	1,305	26,374
Koninklijke Philips Electronics NV NYS	5,926	185,069
Kyocera Corp. SP ADR	928	96,057
LG Display Co. Ltd. SP ADR[a]	2,766	46,884
Mettler-Toledo International Inc.[a]	149	22,229
Park Electrochemical Corp.	293	8,925
PerkinElmer Inc.	791	20,234
Pulse Electronics Corp.	819	4,185
Thermo Fisher Scientific Inc.[a]	2,392	136,990
Thomas & Betts Corp.[a]	346	17,781
Tyco Electronics Ltd.	2,719	98,509
Vishay Intertechnology Inc.[a]	1,190	19,635
Vishay Precision Group Inc.[a]	339	6,288
Waters Corp.[a]	571	43,619
Watts Water Technologies Inc. Class A	200	7,194

		1,061,336

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
ENERGY - ALTERNATE SOURCES – 0.05%
Covanta Holding Corp.	975	$16,497
Headwaters Inc.[a]	1,363	7,169
LDK Solar Co. Ltd. SP ADR[a,b]	622	7,781
Suntech Power Holdings Co. Ltd. SP ADR[a,b]	825	7,004
Yingli Green Energy Holding Co. Ltd.
SP ADR[a]	808	9,357

		47,808

ENGINEERING & CONSTRUCTION – 0.64%
ABB Ltd. SP ADR[a]	13,470	318,835
AECOM Technology Corp.[a]	687	20,108
Dycom Industries Inc.[a]	637	10,237
EMCOR Group Inc.[a]	509	15,413
Empresas ICA SAB de CV SP ADR[a]	1,278	12,959
Fluor Corp.	1,079	74,656
Granite Construction Inc.	224	5,788
Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	169	8,835
Jacobs Engineering Group Inc.[a]	744	38,219
KBR Inc.	1,053	33,801
McDermott International Inc.[a]	1,625	33,768
Shaw Group Inc. (The)[a]	569	21,491
URS Corp.[a]	513	22,803

		616,913

ENTERTAINMENT – 0.09%
Bally Technologies Inc.[a]	398	16,290
International Game Technology	1,660	28,502
Pinnacle Entertainment Inc.[a]	595	8,973
Regal Entertainment Group Class A	712	8,658
Speedway Motorsports Inc.	173	2,505
Vail Resorts Inc.[a]	274	13,166
Warner Music Group Corp.[a,b]	1,050	5,491

		83,585

ENVIRONMENTAL CONTROL – 0.23%
Calgon Carbon Corp.[a]	598	8,527
Mine Safety Appliances Co.	290	9,042
Nalco Holding Co.	845	25,739
Republic Services Inc.	1,985	61,217
Waste Connections Inc.	715	20,714
Waste Management Inc.	2,602	98,538

		223,777

Security	Shares	Value
FOOD – 1.85%
Campbell Soup Co.	1,206	$41,173
ConAgra Foods Inc.	2,607	58,214
Corn Products International Inc.	541	24,956
Cosan Ltd. Class A	1,369	17,770
Dean Foods Co.[a]	985	9,998
Del Monte Foods Co.	1,393	26,411
Flowers Foods Inc.	550	13,876
General Mills Inc.	3,498	121,660
Gruma SAB de CV Series B SP ADR[a]	611	5,267
H.J. Heinz Co.	1,833	87,067
Hershey Co. (The)	882	41,181
Hormel Foods Corp.	332	16,401
J.M. Smucker Co. (The)	692	43,015
Kellogg Co.	1,386	69,716
Kraft Foods Inc. Class A	9,254	282,895
Kroger Co. (The)	3,255	69,657
McCormick & Co. Inc. NVS	547	24,177
Ralcorp Holdings Inc.[a]	325	19,890
Ruddick Corp.	367	12,368
Safeway Inc.	2,040	42,208
Sara Lee Corp.	3,656	62,042
Smithfield Foods Inc.[a]	1,038	20,667
SUPERVALU Inc.	1,320	9,623
Sysco Corp.	3,393	98,872
TreeHouse Foods Inc.[a]	267	12,776
Tyson Foods Inc. Class A	1,977	32,522
Unilever NV NYS	9,035	267,707
Unilever PLC SP ADR	7,758	225,060
Weis Markets Inc.	127	5,020
Wimm-Bill-Dann Foods OJSC SP ADR	908	30,027

		1,792,216

FOREST PRODUCTS & PAPER – 0.38%
Buckeye Technologies Inc.	420	10,567
Clearwater Paper Corp.[a]	117	9,252
Domtar Corp.	307	26,995
Fibria Celulose SA SP ADR[a]	923	14,131
International Paper Co.	2,325	67,146
MeadWestvaco Corp.	951	27,227
Neenah Paper Inc.	343	6,606
P.H. Glatfelter Co.	625	7,519
Plum Creek Timber Co. Inc.[b]	901	37,725

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Rayonier Inc.	459	$27,177
Rock-Tenn Co. Class A	247	16,487
Sappi Ltd. SP ADR[a]	3,401	17,413
Schweitzer-Mauduit International Inc.	160	9,594
Temple-Inland Inc.	739	17,729
Weyerhaeuser Co.	3,157	73,179

		368,747

GAS – 0.34%
AGL Resources Inc.	398	14,607
Atmos Energy Corp.	400	13,040
Energen Corp.	296	16,547
Laclede Group Inc. (The)	439	16,682
National Fuel Gas Co.	455	31,095
New Jersey Resources Corp.	247	10,364
Nicor Inc.	359	18,119
NiSource Inc.	1,687	31,412
Northwest Natural Gas Co.	222	9,892
Piedmont Natural Gas Co.	481	13,497
Sempra Energy	1,172	61,026
South Jersey Industries Inc.	288	15,045
Southern Union Co.	715	19,105
Southwest Gas Corp.	533	19,849
UGI Corp.	638	20,001
Vectren Corp.	460	12,185
WGL Holdings Inc.	288	10,385

		332,851

HAND & MACHINE TOOLS – 0.20%
Kennametal Inc.	511	20,747
Nidec Corp. SP ADR	2,824	66,307
Regal Beloit Corp.	249	16,618
Snap-on Inc.	352	19,934
Stanley Black & Decker Inc.	941	68,392

		191,998

HEALTH CARE - PRODUCTS – 2.60%
Alcon Inc.	435	70,844
Alere Inc.[a]	615	24,090
Baxter International Inc.	3,362	163,023
Beckman Coulter Inc.	406	29,236
Becton, Dickinson and Co.	1,225	101,614
Boston Scientific Corp.[a]	8,599	60,021
C.R. Bard Inc.	486	45,854

Security	Shares	Value
Cantel Medical Corp.	464	$9,879
CareFusion Corp.[a]	1,089	28,020
Cooper Companies Inc. (The)	313	17,947
Covidien PLC	2,931	139,135
Edwards Lifesciences Corp.[a]	691	58,244
Fresenius Medical Care AG & Co. KGaA SP ADR	1,118	65,470
Haemonetics Corp.[a]	169	10,028
Hill-Rom Holdings Inc.	419	16,957
Invacare Corp.	255	7,048
Johnson & Johnson	15,882	949,267
Kinetic Concepts Inc.[a]	379	17,483
Luxottica Group SpA SP ADR	975	29,611
Medtronic Inc.	6,225	238,542
Mindray Medical International Ltd. SP ADR	559	14,623
Nordion Inc.[a]	671	7,663
ResMed Inc.[a,b]	976	30,734
Smith & Nephew PLC SP ADR	1,042	58,342
St. Jude Medical Inc.[a]	1,844	74,682
Steris Corp.	402	13,998
Stryker Corp.	1,755	101,018
Symmetry Medical Inc.[a]	546	5,225
Varian Medical Systems Inc.[a]	749	50,610
West Pharmaceutical Services Inc.	250	9,998
Zimmer Holdings Inc.[a]	1,159	68,566

		2,517,772

HEALTH CARE - SERVICES – 0.94%
Aetna Inc.	2,424	79,847
Assisted Living Concepts Inc. Class Aa	199	6,551
Centene Corp.[a]	435	12,058
Community Health Systems Inc.[a]	597	20,967
Covance Inc.[a,b]	405	22,834
Coventry Health Care Inc.[a]	892	26,733
DaVita Inc.[a]	599	44,236
Health Management Associates Inc. Class Aa	1,726	15,707
Health Net Inc.[a]	662	18,887
HealthSouth Corp.[a]	672	15,201
Humana Inc.[a]	1,039	60,231

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Laboratory Corp. of America Holdings[a]	529	$47,562
MEDNAX Inc.[a]	328	21,697
Molina Healthcare Inc.[a]	220	6,745
Quest Diagnostics Inc.	824	46,927
Sunrise Senior Living Inc.[a]	897	7,176
Tenet Healthcare Corp.[a]	3,107	20,661
UnitedHealth Group Inc.	6,518	267,564
Universal Health Services Inc. Class B	554	23,323
WellPoint Inc.[a]	2,264	140,640

		905,547

HOLDING COMPANIES - DIVERSIFIED – 0.04%
Leucadia National Corp.	1,146	37,268

		37,268

HOME BUILDERS – 0.13%
D.R. Horton Inc.	1,582	19,601
KB Home	559	8,295
Lennar Corp. Class A	977	18,915
NVR Inc.[a]	34	26,010
Pulte Group Inc.[a]	1,885	14,873
Thor Industries Inc.	247	9,178
Toll Brothers Inc.[a]	828	16,759
Winnebago Industries Inc.[a,b]	578	8,612

		122,243

HOME FURNISHINGS – 0.45%
Furniture Brands International Inc.[a]	1,349	6,071
Harman International Industries Inc.[a]	454	19,667
Panasonic Corp. SP ADR	12,103	166,174
Sony Corp. SP ADR	5,703	195,841
Technicolor SP ADR	657	3,883
Whirlpool Corp.	469	40,099

		431,735

HOUSEHOLD PRODUCTS & WARES – 0.39%
ACCO Brands Corp.[a]	753	6,182
American Greetings Corp. Class A	477	10,365
Avery Dennison Corp.	562	23,655
Blyth Inc.	136	4,572
Church & Dwight Co. Inc.	325	22,363
Clorox Co. (The)	732	46,035
Ennis Inc.	507	8,431
Fortune Brands Inc.	929	57,301

Security	Shares	Value
Jarden Corp.	604	$20,476
Kimberly-Clark Corp.	2,327	150,627
Scotts Miracle-Gro Co. (The) Class A	231	11,936
Tupperware Brands Corp.	455	20,816

		382,759

HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	1,775	34,169
Toro Co. (The)	288	17,516

		51,685

INSURANCE – 4.39%
ACE Ltd.	1,925	118,561
Aegon NV SP ADR[a]	8,858	65,549
Aflac Inc.	2,756	158,691
Alleghany Corp.[a]	53	16,365
Allstate Corp. (The)	2,925	91,085
American Financial Group Inc.	516	16,785
American International Group Inc.[a,b]	734	29,617
Aon Corp.	1,600	73,184
Arthur J. Gallagher & Co.	662	19,648
Aspen Insurance Holdings Ltd.	583	17,519
Assurant Inc.	659	25,853
Assured Guaranty Ltd.	1,056	15,270
Aviva PLC SP ADR	8,027	116,311
Axis Capital Holdings Ltd.	786	27,966
Berkshire Hathaway Inc. Class Ba	10,607	867,122
China Life Insurance Co. Ltd. Class H SP ADR	2,743	159,889
Chubb Corp. (The)	1,809	104,795
CIGNA Corp.	1,625	68,283
CNO Financial Group Inc.[a]	1,777	11,248
Delphi Financial Group Inc. Class A	362	10,418
Endurance Specialty Holdings Ltd.	360	16,736
Everest Re Group Ltd.	301	25,368
FBL Financial Group Inc. Class A	244	6,786
Fidelity National Financial Inc. Class A	1,510	20,310
First American Financial Corp.	963	14,936
Genworth Financial Inc. Class Aa	2,949	40,018
Hanover Insurance Group Inc. (The)	309	14,616
Hartford Financial Services Group Inc. (The)	2,685	74,589
HCC Insurance Holdings Inc.	691	20,923

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Horace Mann Educators Corp.	572	$9,884
ING Groep NV SP ADR[a]	22,262	253,564
Kingsway Financial Services Inc.[a]	1,435	1,866
Lincoln National Corp.	1,925	55,517
Loews Corp.	1,957	78,378
Manulife Financial Corp.	10,335	180,242
Markel Corp.[a]	50	20,125
Marsh & McLennan Companies Inc.	3,008	83,863
Mercury General Corp.	275	11,674
MetLife Inc.	3,586	164,131
Montpelier Re Holdings Ltd.	689	13,677
Old Republic International Corp.	1,671	20,436
PartnerRe Ltd.	407	33,325
Phoenix Companies Inc. (The)[a]	1,237	3,167
Platinum Underwriters Holdings Ltd.	377	16,663
Primus Guaranty Ltd.[a,b]	1,235	5,916
Principal Financial Group Inc.	1,807	59,215
ProAssurance Corp.[a]	221	12,966
Progressive Corp. (The)	3,683	72,960
Protective Life Corp.	616	16,983
Prudential Financial Inc.	2,737	168,353
Prudential PLC SP ADR	7,473	161,865
Reinsurance Group of America Inc.	382	21,988
RenaissanceRe Holdings Ltd.	358	23,492
RLI Corp.	157	8,458
StanCorp Financial Group Inc.	303	13,517
Stewart Information Services Corp.[b]	377	4,302
Sun Life Financial Inc.	3,302	104,013
Torchmark Corp.	470	29,281
Transatlantic Holdings Inc.	380	19,551
Travelers Companies Inc. (The)	2,646	148,864
Unitrin Inc.	413	11,114
Unum Group	1,833	45,715
W.R. Berkley Corp.	751	21,216
White Mountains Insurance Group Ltd.	46	15,640
Willis Group Holdings PLC[b]	1,063	39,948
XL Group PLC	2,036	46,665

		4,246,975

INTERNET – 0.10%
AOL Inc.[a]	774	18,205
Giant Interactive Group Inc. SP ADR	1,370	9,535

Security	Shares	Value
McAfee Inc.[a]	951	$45,553
Rackspace Hosting Inc.[a]	702	23,524

		96,817

INVESTMENT COMPANIES – 0.01%
Arlington Asset Investment Corp. Class A	511	12,857

		12,857

IRON & STEEL – 0.76%
AK Steel Holding Corp.	765	12,163
Allegheny Technologies Inc.	559	36,441
Aperam[a]	270	10,996
ArcelorMittal Class A NYS	5,397	196,883
Carpenter Technology Corp.	355	14,608
Cliffs Natural Resources Inc.	801	68,453
Companhia Siderurgica Nacional SA SP ADR	4,778	81,513
Mechel OAO SP ADR	535	16,869
Nucor Corp.	1,394	63,999
POSCO SP ADR	1,575	160,870
Reliance Steel & Aluminum Co.	461	24,106
United States Steel Corp.	871	50,231

		737,132

LEISURE TIME – 0.25%
Carnival Corp.	2,431	108,690
Harley-Davidson Inc.	1,421	56,343
Polaris Industries Inc.	259	19,922
Royal Caribbean Cruises Ltd.[a]	888	39,871
WMS Industries Inc.[a]	377	15,815

		240,641

LODGING – 0.39%
Boyd Gaming Corp.[a]	526	5,702
Choice Hotels International Inc.	155	5,879
Gaylord Entertainment Co.[a]	273	9,102
InterContinental Hotels Group PLC SP ADR	1,542	32,860
Las Vegas Sands Corp.[a]	2,594	120,595
Marcus Corp.	450	5,333
Marriott International Inc. Class A	1,833	72,385
MGM Resorts International[a]	1,701	25,226
Orient-Express Hotels Ltd. Class Aa	745	9,059
Starwood Hotels & Resorts Worldwide Inc.	1,056	62,272

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Wyndham Worldwide Corp.	1,110	$31,224

		379,637

MACHINERY – 1.02%
AGCO Corp.[a]	535	27,125
Applied Industrial Technologies Inc.	377	11,936
Babcock & Wilcox Co. (The)[a]	834	24,395
Briggs & Stratton Corp.	384	7,668
Cascade Corp.	116	5,460
Caterpillar Inc.	3,341	324,110
CNH Global NVa	181	8,766
Cummins Inc.	1,101	116,574
Deere & Co.	2,431	220,978
Flowserve Corp.	346	43,247
Gardner Denver Inc.	389	28,062
Graco Inc.	431	18,309
IDEX Corp.	526	20,861
Kadant Inc.[a]	346	7,321
Manitowoc Co. Inc. (The)	1,184	15,901
NACCO Industries Inc. Class A	54	5,414
Rockwell Automation Inc.	836	67,724
Terex Corp.[a]	682	22,117
Wabtec Corp.	276	14,959

		990,927

MACHINERY - DIVERSIFIED – 0.07%
Kubota Corp. SP ADR	1,365	69,601

		69,601

MANUFACTURING – 3.83%
3M Co.	3,731	328,029
A.O. Smith Corp.	280	11,987
Acuity Brands Inc.	344	18,989
Ameron International Corp.	108	7,449
AptarGroup Inc.	402	19,320
Barnes Group Inc.	435	8,622
Blount International Inc.[a]	584	8,766
Brink’s Co. (The)	325	8,775
Carlisle Companies Inc.	338	12,746
CLARCOR Inc.	351	15,156
Cooper Industries PLC	995	60,954
Crane Co.	403	17,897
Danaher Corp.	2,894	133,298
Donaldson Co. Inc.	460	26,956
Dover Corp.	1,119	71,728

Security	Shares	Value
Eastman Kodak Co.[a]	2,113	$7,734
Eaton Corp.	1,001	108,068
EnPro Industries Inc.[a]	247	10,253
General Electric Co.	61,338	1,235,347
Harsco Corp.	438	14,134
Hexcel Corp.[a]	749	14,246
Honeywell International Inc.	4,052	226,953
Illinois Tool Works Inc.	2,439	130,462
Ingersoll-Rand PLC	1,880	88,736
ITT Corp.	1,000	58,920
Leggett & Platt Inc.	975	21,967
Myers Industries Inc.	538	4,917
Pall Corp.	689	38,177
Parker Hannifin Corp.	956	85,476
Pentair Inc.	576	20,834
Roper Industries Inc.	559	43,429
Siemens AG SP ADR	4,978	639,225
Teleflex Inc.	247	14,158
Textron Inc.	1,612	42,379
Tredegar Corp.	299	5,594
Trinity Industries Inc.	539	15,033
Tyco International Ltd.	2,839	127,272

		3,703,986

MEDIA – 1.78%
A.H. Belo Corp. Class Aa	964	7,818
Belo Corp. Class Aa	886	5,972
Cablevision NY Group Class A	1,600	54,160
CBS Corp. Class B NVS	3,559	70,575
E.W. Scripps Co. (The) Class Aa	542	4,921
Entravision Communications Corp. Class Aa,b	2,479	5,355
Gannett Co. Inc.	1,428	21,049
Grupo Televisa SA SP ADR[a]	3,221	77,497
John Wiley & Sons Inc. Class A	350	16,082
McGraw-Hill Companies Inc. (The)	1,768	68,917
Media General Inc. Class Aa,b	766	3,845
Meredith Corp.	294	9,908
Pearson PLC SP ADR	4,866	81,067
Promotora de Informaciones SA SP ADR[a,b]	5,551	60,426
Reed Elsevier NV SP ADR	2,235	58,311
Reed Elsevier PLC SP ADR	1,825	65,025

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Rogers Communications Inc. Class B	2,424	$84,646
Shaw Communications Inc. Class B	2,224	46,949
Thomson Reuters Corp.	2,171	86,862
Time Warner Cable Inc.	1,996	135,389
Time Warner Inc.	6,446	202,727
Viacom Inc. Class B NVS	3,384	140,605
Walt Disney Co. (The)	10,286	399,817
Washington Post Co. (The) Class B	33	14,135

		1,722,058

METAL FABRICATE & HARDWARE – 0.33%
CIRCOR International Inc.	231	9,330
Commercial Metals Co.	749	12,523
Kaydon Corp.	238	9,213
Mueller Water Products Inc. Class A	1,139	4,556
Precision Castparts Corp.	838	119,826
Sims Metal Management Ltd. SP ADR	1,001	19,259
Sterlite Industries (India) Ltd. SP ADR	2,242	32,397
Tenaris SA SP ADR	1,391	65,614
Timken Co. (The)	511	24,027
Valmont Industries Inc.	143	13,290
Worthington Industries Inc.	559	10,621

		320,656

MINING – 4.51%
Agnico-Eagle Mines Ltd.	994	68,029
Alcoa Inc.	5,884	97,498
Alumina Ltd. SP ADR	3,967	38,202
Aluminum Corp. of China Ltd. Class H SP ADR[a]	998	24,700
AMCOL International Corp.	240	7,181
AngloGold Ashanti Ltd. SP ADR	2,119	91,202
Barrick Gold Corp.	5,674	269,572
BHP Billiton Ltd. SP ADR	9,758	868,755
BHP Billiton PLC SP ADR	6,527	500,686
Cameco Corp.	2,270	94,137
Coeur d’Alene Mines Corp.[a]	596	13,934
Compania de Minas Buenaventura SA SP ADR	1,016	41,656
Compass Minerals International Inc.	209	19,201
Eldorado Gold Corp.	3,284	52,938

Security	Shares	Value
Freeport-McMoRan Copper & Gold Inc.	2,717	$295,474
Gammon Gold Inc.[a]	1,003	7,553
Gold Fields Ltd. SP ADR	3,841	60,957
Goldcorp Inc.	4,444	178,693
Harmony Gold Mining Co. Ltd. SP ADR	1,889	20,609
Hecla Mining Co.[a]	2,103	18,927
IAMGOLD Corp.	2,327	44,260
Ivanhoe Mines Ltd.[a]	1,718	47,468
Kinross Gold Corp.	6,480	107,827
Newmont Mining Corp.	2,719	149,735
Rio Tinto PLC SP ADR	8,181	568,416
RTI International Metals Inc.[a]	282	8,147
Silver Wheaton Corp.[a]	2,265	69,762
Southern Copper Corp.	1,272	57,011
Stillwater Mining Co.[a]	487	10,558
Teck Resources Ltd. Class B	2,866	173,680
Titanium Metals Corp.[a]	630	11,876
Vale SA SP ADR	7,651	266,484
Vulcan Materials Co.[b]	654	27,834
Yamana Gold Inc.	4,391	49,618

		4,362,580

MISCELLANEOUS - MANUFACTURING – 0.01%
John Bean Technologies Corp.	470	8,483

		8,483

OFFICE & BUSINESS EQUIPMENT – 0.45%
Canon Inc. SP ADR	6,539	321,457
Pitney Bowes Inc.	1,299	31,540
Xerox Corp.	8,181	86,882

		439,879

OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	953	9,740

		9,740
OIL & GAS – 13.66%
Anadarko Petroleum Corp.	2,862	220,603
Apache Corp.	2,030	242,301
Atwood Oceanics Inc.[a,b]	430	17,381
Baytex Energy Corp.	648	32,063
Berry Petroleum Co. Class A	437	20,395
BP PLC SP ADR	18,209	864,381
Cabot Oil & Gas Corp.	675	28,100

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Canadian Natural Resources Ltd.	6,372	$283,681
Cenovus Energy Inc.	4,303	148,927
Chesapeake Energy Corp.	3,730	110,147
Chevron Corp.	11,510	1,092,644
China Petroleum & Chemical Corp. Class H SP ADR	967	106,583
Cimarex Energy Co.	536	55,814
CNOOC Ltd. SP ADR	870	193,714
Comstock Resources Inc.[a]	314	8,698
Concho Resources Inc.[a]	601	57,846
ConocoPhillips	7,996	571,394
Denbury Resources Inc.[a]	2,509	51,058
Devon Energy Corp.	2,301	204,076
Diamond Offshore Drilling Inc.	380	27,250
Ecopetrol SA SP ADR	897	38,338
EnCana Corp.	4,367	140,923
Eni SpA SP ADR	7,077	336,157
Ensco International PLC SP ADR	834	45,320
EOG Resources Inc.	1,448	154,053
EQT Corp.	849	40,913
EXCO Resources Inc.	1,202	24,136
Exxon Mobil Corp.	29,029	2,342,060
Forest Oil Corp.[a]	814	31,583
Frontier Oil Corp.[a]	864	17,971
Goodrich Petroleum Corp.[a]	306	6,493
Helmerich & Payne Inc.	624	36,647
Hess Corp.	1,577	132,657
Marathon Oil Corp.	4,157	189,975
Murphy Oil Corp.	1,126	74,654
Nabors Industries Ltd.[a]	1,703	41,553
Newfield Exploration Co.[a]	819	59,926
Nexen Inc.	3,204	80,581
Noble Corp.	1,551	59,326
Noble Energy Inc.	962	87,638
Occidental Petroleum Corp.	4,603	445,018
Parker Drilling Co.[a]	1,365	5,924
Penn Virginia Corp.	436	7,578
Penn West Petroleum Ltd.	2,491	68,478
Petrobras Energia SA SP ADR	351	9,284
PetroChina Co. Ltd. Class H SP ADR	1,241	172,834
Petrohawk Energy Corp.[a]	1,852	37,133
Petroleo Brasileiro SA SP ADR	9,180	337,181
Pioneer Natural Resources Co.	584	55,573

Security	Shares	Value
Plains Exploration & Production Co.[a]	929	$32,887
Precision Drilling Corp.[a]	2,015	21,178
Pride International Inc.[a]	953	30,972
QEP Resources Inc.	1,090	44,298
Quicksilver Resources Inc.[a]	928	13,929
Range Resources Corp.	908	45,282
Repsol YPF SA SP ADR	4,677	148,448
Rowan Companies Inc.[a]	728	24,956
Royal Dutch Shell PLC Class A SP ADR	10,256	728,073
Royal Dutch Shell PLC Class B SP ADR	7,863	554,892
SandRidge Energy Inc.[a]	2,120	15,773
Sasol Ltd. SP ADR	2,531	123,589
Seadrill Ltd.[b]	1,745	57,847
SM Energy Co.	460	28,594
Southwestern Energy Co.[a]	2,043	80,698
Statoil ASA SP ADR	6,170	150,671
Stone Energy Corp.[a]	514	11,950
Suncor Energy Inc.	9,098	377,658
Sunoco Inc.	738	31,328
Swift Energy Co.[a]	340	14,504
Talisman Energy Inc.	6,111	140,064
Tesoro Corp.[a]	907	17,460
Total SA SP ADR[b]	12,800	752,256
Transocean Ltd.[a]	1,881	150,348
Ultra Petroleum Corp.[a]	920	43,912
Unit Corp.[a]	299	15,309
VAALCO Energy Inc.[a]	1,474	10,731
Valero Energy Corp.	3,320	84,195
W&T Offshore Inc.	504	10,256
Whiting Petroleum Corp.[a]	352	44,451
YPF SA SP ADR	20	1,007

		13,224,479

OIL & GAS SERVICES – 1.85%
Baker Hughes Inc.	2,497	171,070
Cameron International Corp.[a]	1,473	78,511
Compagnie Generale de Geophysique-Veritas SP ADR[a]	865	26,339
Complete Production Services Inc.[a]	549	15,339
Core Laboratories NVb	235	21,446
Dril-Quip Inc.[a]	245	18,894

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Exterran Holdings Inc.[a]	432	$10,718
FMC Technologies Inc.[a]	711	66,834
Halliburton Co.	5,237	235,665
Helix Energy Solutions Group Inc.[a]	710	8,804
ION Geophysical Corp.[a]	1,190	11,317
National Oilwell Varco Inc.	2,483	183,494
Newpark Resources Inc.[a]	904	5,406
Oceaneering International Inc.[a]	377	29,116
Oil States International Inc.[a]	403	27,307
Schlumberger Ltd.	7,870	700,351
SEACOR Holdings Inc.	133	14,057
Superior Energy Services Inc.[a]	577	20,264
Tetra Technologies Inc.[a]	679	7,707
Tidewater Inc.	264	15,705
Weatherford International Ltd.[a]	4,288	101,711
Willbros Group Inc.[a]	533	6,375
World Fuel Services Corp.	435	16,330

		1,792,760

PACKAGING & CONTAINERS – 0.18%
Ball Corp.	390	27,741
Bemis Co. Inc.	553	18,000
Crown Holdings Inc.[a]	870	29,023
Greif Inc. Class A	96	6,053
Owens-Illinois Inc.[a]	968	28,546
Packaging Corp. of America	692	19,549
Sealed Air Corp.	923	24,635
Sonoco Products Co.	586	20,832

		174,379

PHARMACEUTICALS – 5.71%
Abbott Laboratories	8,811	397,905
Allergan Inc.	1,800	127,098
AmerisourceBergen Corp.	1,815	65,086
AstraZeneca PLC SP ADR	8,138	397,948
Bristol-Myers Squibb Co.	10,002	251,851
Cardinal Health Inc.	2,067	85,801
Dr. Reddy’s Laboratories Ltd. SP ADR	572	20,443
Elan Corp. PLC SP ADR[a]	3,159	21,323
Eli Lilly and Co.	5,742	199,649
Forest Laboratories Inc.[a]	1,759	56,745
GlaxoSmithKline PLC SP ADR	15,119	549,273
Hospira Inc.[a]	970	53,573

Security	Shares	Value
K-V Pharmaceutical Co. Class Aa	1,397	$2,249
Mead Johnson Nutrition Co. Class A	1,265	73,332
Medco Health Solutions Inc.[a]	2,541	155,052
Medicis Pharmaceutical Corp. Class A	517	13,147
Merck & Co. Inc.	17,806	590,625
Novartis AG SP ADR[b]	14,382	803,379
Novo-Nordisk A/S SP ADR	2,356	266,534
Omnicare Inc.	637	16,511
Pfizer Inc.	46,553	848,196
PharMerica Corp.[a]	430	4,863
Sanofi-Aventis SP ADR	12,738	438,315
Valeant Pharmaceuticals International Inc.	1,261	46,064
Watson Pharmaceuticals Inc.[a]	747	40,727

		5,525,689

PIPELINES – 0.62%
El Paso Corp.	4,228	67,141
Enbridge Inc.	2,010	116,460
ONEOK Inc.	663	39,044
Questar Corp.	1,266	22,066
Spectra Energy Corp.	3,709	97,287
TransCanada Corp.	4,076	148,937
Transportadora de Gas del Sur SA SP ADR	1,928	11,684
Williams Companies Inc. (The)	3,467	93,574

		596,193

REAL ESTATE – 0.29%
Brookfield Asset Management Inc. Class A	3,159	103,078
Brookfield Properties Corp.	1,817	31,961
CB Richard Ellis Group Inc. Class Aa	1,925	42,716
E-House (China) Holdings Ltd. SP ADR	423	6,066
Forest City Enterprises Inc. Class Aa,b	968	16,369
Forestar Group Inc.[a]	402	7,501
Hilltop Holdings Inc.[a]	447	4,385
Howard Hughes Corp. (The)[a]	227	11,414
Jones Lang LaSalle Inc.	312	27,656
MI Developments Inc. Class A	512	14,141

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
St. Joe Co. (The)[a,b]	559	$15,322

		280,609

REAL ESTATE INVESTMENT TRUSTS – 2.11%
Alexandria Real Estate Equities Inc.	325	25,038
AMB Property Corp.	1,016	34,087
American Campus Communities Inc.	481	15,556
Annaly Capital Management Inc.	3,596	64,117
Anworth Mortgage Asset Corp.	1,752	12,036
Apartment Investment and Management Co. Class A	800	20,448
Ashford Hospitality Trust Inc.[a,b]	862	8,405
AvalonBay Communities Inc.	528	61,211
BioMed Realty Trust Inc.	922	16,458
Boston Properties Inc.	842	79,460
BRE Properties Inc. Class A	455	20,316
Camden Property Trust	446	24,722
CapLease Inc.	1,391	7,678
Chimera Investment Corp.	5,147	21,617
CommonWealth REIT	396	10,561
DCT Industrial Trust Inc.	1,597	8,847
Developers Diversified Realty Corp.	1,237	16,823
Douglas Emmett Inc.	933	17,195
Duke Realty Corp.	1,474	20,194
EastGroup Properties Inc.	314	13,687
Entertainment Properties Trust	431	19,839
Equity Lifestyle Properties Inc.	220	12,514
Equity One Inc.	321	5,987
Equity Residential	1,756	95,158
Essex Property Trust Inc.	192	22,272
Extra Space Storage Inc.	767	14,749
Federal Realty Investment Trust[b]	355	28,553
FelCor Lodging Trust Inc.[a]	1,053	7,403
First Industrial Realty Trust Inc.[a]	590	6,030
General Growth Properties Inc.[a]	2,368	35,070
Getty Realty Corp.	480	13,939
Glimcher Realty Trust	1,208	10,643
HCP Inc.	1,868	69,284
Health Care REIT Inc.	757	37,154
Highwoods Properties Inc.	533	17,466
Home Properties Inc.	280	15,590
Hospitality Properties Trust	811	20,170
Host Hotels & Resorts Inc.	3,851	71,282

Security	Shares	Value
Inland Real Estate Corp.	776	$7,201
iStar Financial Inc.[a]	857	6,796
Kilroy Realty Corp.	367	13,997
Kimco Realty Corp.	2,446	44,248
LaSalle Hotel Properties	559	15,523
Lexington Realty Trust	1,349	11,426
Liberty Property Trust	589	20,480
Macerich Co. (The)	793	38,587
MFA Financial Inc.	1,649	13,472
MPG Office Trust Inc.[a]	2,124	7,816
National Health Investors Inc.	276	12,622
National Retail Properties Inc.[b]	617	15,333
Nationwide Health Properties Inc.	795	29,852
NorthStar Realty Finance Corp.	1,315	6,825
Omega Healthcare Investors Inc.	818	18,225
Parkway Properties Inc.	378	6,388
Pennsylvania Real Estate Investment Trust[b]	630	8,606
Post Properties Inc.	455	16,849
ProLogis	3,125	46,625
Public Storage	828	90,235
Ramco-Gershenson Properties Trust	607	7,806
Realty Income Corp.	753	26,325
Regency Centers Corp.	456	19,658
Saul Centers Inc.	284	13,447
Senior Housing Properties Trust	834	18,698
Simon Property Group Inc.	1,674	169,827
SL Green Realty Corp.	527	38,345
Sovran Self Storage Inc.	307	11,801
Strategic Hotels & Resorts Inc.[a]	2,141	11,797
Sun Communities Inc.	361	11,956
Sunstone Hotel Investors Inc.[a]	1,053	10,751
Tanger Factory Outlet Centers Inc.	558	14,569
Taubman Centers Inc.	377	19,736
U-Store-It Trust	688	6,646
UDR Inc.[b]	1,107	25,992
Universal Health Realty Income Trust	413	15,013
Ventas Inc.	1,003	55,626
Vornado Realty Trust	1,087	95,754
Washington Real Estate Investment Trust	429	13,162

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
Weingarten Realty Investors	767	$18,807

		2,038,381

RETAIL – 3.93%
99 Cents Only Stores[a]	499	7,435
Abercrombie & Fitch Co. Class A	533	26,869
Advance Auto Parts Inc.	568	36,318
Aeropostale Inc.[a]	580	13,990
American Eagle Outfitters Inc.	1,312	18,972
AnnTaylor Stores Corp.[a]	460	10,175
AutoNation Inc.[a,b]	481	13,809
AutoZone Inc.[a]	184	46,649
Barnes & Noble Inc.[b]	332	5,229
Best Buy Co. Inc.	1,962	66,708
Big Lots Inc.[a]	549	17,453
BJ’s Wholesale Club Inc.[a]	377	16,565
Brinker International Inc.	792	18,636
Brown Shoe Co. Inc.	664	8,413
Buckle Inc. (The)	223	7,972
Cabela’s Inc.[a]	475	11,827
CarMax Inc.[a]	1,500	48,975
Cash America International Inc.	266	10,701
Cato Corp. (The) Class A	335	8,187
Chico’s FAS Inc.	1,157	12,634
Chipotle Mexican Grill Inc.[a]	216	47,287
Collective Brands Inc.[a]	487	9,915
CVS Caremark Corp.	7,953	271,993
Darden Restaurants Inc.	876	41,268
Delhaize Group SP ADR	585	46,449
Dick’s Sporting Goods Inc.[a]	663	23,928
Dillard’s Inc. Class A	363	14,418
DineEquity Inc.[a]	169	8,717
Family Dollar Stores Inc.	834	35,428
GameStop Corp. Class Aa,b	1,056	22,250
Gap Inc. (The)	2,143	41,296
Genesco Inc.[a]	287	10,656
Home Depot Inc. (The)	9,496	349,168
J.C. Penney Co. Inc.	1,210	38,805
Kohl’s Corp.[a]	1,644	83,482
Limited Brands Inc.	1,761	51,492
Lowe’s Companies Inc.	8,061	199,913
Macy’s Inc.	2,571	59,519
McDonald’s Corp.	6,099	449,313

Security	Shares	Value
Men’s Wearhouse Inc. (The)	315	$8,256
Movado Group Inc.[a]	548	7,897
MSC Industrial Direct Co. Inc. Class A	369	21,930
New York & Co. Inc.[a]	974	5,445
Nordstrom Inc.	1,042	42,910
Nu Skin Enterprises Inc. Class A	488	14,679
Office Depot Inc.[a]	2,028	10,647
OfficeMax Inc.[a]	741	11,908
Regis Corp.	403	6,754
Rite Aid Corp.[a]	7,319	9,368
Saks Inc.[a]	1,052	12,329
Stage Stores Inc.	465	7,207
Talbots Inc. (The)[a,b]	455	2,484
Target Corp.	3,720	203,968
Tiffany & Co.	835	48,539
Tim Hortons Inc.	1,056	43,275
TJX Companies Inc. (The)	2,327	110,277
Under Armour Inc. Class Aa	288	17,240
Wal-Mart Stores Inc.	11,261	631,404
Walgreen Co.	5,747	232,409
Wendy’s/Arby’s Group Inc. Class A	2,345	11,326
Yum! Brands Inc.	2,771	129,572

		3,802,638

SAVINGS & LOANS – 0.06%
New York Community Bancorp Inc.	2,808	51,443
NewAlliance Bancshares Inc.	729	10,898

		62,341

SEMICONDUCTORS – 0.96%
Advanced Micro Devices Inc.[a]	3,471	27,178
Advanced Semiconductor Engineering Inc. SP ADR	6,839	41,855
Analog Devices Inc.	1,651	64,108
Emulex Corp.[a]	733	8,364
Fairchild Semiconductor International Inc.[a]	1,001	17,818
International Rectifier Corp.[a]	484	15,502
LSI Corp.[a]	4,121	25,509
MEMC Electronic Materials Inc.[a]	1,463	16,225
National Semiconductor Corp.	1,402	21,254
Semiconductor Manufacturing International Corp. SP ADR[a]	3,117	12,032

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
STMicroelectronics NV NYS	3,817	$46,262
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	25,033	327,181
Teradyne Inc.[a]	1,417	23,636
Texas Instruments Inc.	6,852	232,351
United Microelectronics Corp. SP ADR	15,484	49,239

		928,514

SOFTWARE – 0.79%
American Reprographics Co.[a]	675	5,447
Broadridge Financial Solutions Inc.	777	17,785
Dun & Bradstreet Corp. (The)	284	24,126
Fair Isaac Corp.	276	7,005
Fidelity National Information Services Inc.	1,495	45,493
Global Payments Inc.	501	23,667
Konami Corp. SP ADR	631	12,689
MSCI Inc. Class Aa	744	25,467
Red Hat Inc.[a]	1,309	54,088
Salesforce.com Inc.[a]	734	94,789
SAP AG SP ADR	5,420	313,818
SYNNEX Corp.[a]	243	8,114
Total System Services Inc.	1,280	22,285
VeriFone Systems Inc.[a]	624	24,923
VMware Inc. Class Aa	480	41,050
Wipro Ltd. SP ADR	3,056	40,278

		761,024

TELECOMMUNICATIONS – 5.53%
Alcatel-Lucent SP ADR[a]	13,537	44,807
Amdocs Ltd.[a]	1,248	36,367
America Movil SAB de CV Series L SP ADR	5,766	328,604
American Tower Corp. Class Aa	2,304	117,181
Anixter International Inc.	247	15,628
AT&T Inc.	34,170	940,358
BCE Inc.	1,458	52,969
British Telecom PLC SP ADR	4,849	137,227
CenturyLink Inc.	1,736	75,065
China Mobile Ltd. SP ADR	4,848	238,231
China Telecom Corp. Ltd. Class H SP ADR	785	46,378

Security	Shares	Value
China Unicom (Hong Kong) Ltd. SP ADR	7,660	$126,084
Cincinnati Bell Inc.[a]	2,428	6,920
Corning Inc.	9,113	202,400
Crown Castle International Corp.[a]	1,495	63,044
France Telecom SA SP ADR	11,017	241,823
Frontier Communications Corp.	5,926	54,341
Harris Corp.	789	36,720
Juniper Networks Inc.[a]	3,224	119,675
KT Corp. SP ADR[a]	1,501	29,540
MasTec Inc.[a]	533	8,112
MetroPCS Communications Inc.[a]	1,521	19,666
Mobile TeleSystems SP ADR	2,944	56,260
Motorola Mobility Holdings Inc.[a]	1,560	43,477
Motorola Solutions Inc.[a]	1,783	69,127
NeuStar Inc. Class Aa	479	12,852
Nippon Telegraph and Telephone Corp. SP ADR	4,767	110,737
Nokia OYJ SP ADR[b]	21,505	230,103
NTT DoCoMo Inc. SP ADR	9,044	162,340
Philippine Long Distance Telephone Co. SP ADR	387	21,556
Plantronics Inc.	382	13,523
Portugal Telecom SGPS SA SP ADR	4,268	49,765
PT Indosat Tbk SP ADR	175	4,772
PT Telekomunikasi Indonesia SP ADR	1,616	54,330
Qwest Communications International Inc.	8,716	62,145
SK Telecom Co. Ltd. SP ADR	1,901	32,887
Sprint Nextel Corp.[a]	17,468	78,955
Tata Communications Ltd. SP ADR[a]	325	3,305
Telecom Argentina SA SP ADR	650	16,783
Telecom Corp. of New Zealand Ltd. SP ADR	2,443	21,645
Telecom Italia SpA SP ADR	6,051	85,985
Telefonica SA SP ADR	22,809	573,190
Telefonos de Mexico SAB de CV Series L SP ADR	1,603	27,748
TELUS Corp. NVS	876	41,619
Turkcell Iletisim Hizmetleri AS SP ADR	1,778	27,488
Verizon Communications Inc.	16,330	581,675

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE COMPOSITE INDEX FUND

January 31, 2011

Security	Shares	Value
VimpelCom Ltd. SP ADR	1,963	$27,168

		5,350,575

TEXTILES – 0.03%
Mohawk Industries Inc.[a]	360	19,998
UniFirst Corp.	114	6,357

		26,355

TRANSPORTATION – 1.48%
Bristow Group Inc.[a]	240	12,358
Canadian National Railway Co.	2,550	173,145
Canadian Pacific Railway Ltd.	1,001	67,197
Con-way Inc.	429	14,595
CSX Corp.	2,178	153,767
FedEx Corp.	1,733	156,524
Frontline Ltd.[b]	447	11,591
Genesee & Wyoming Inc. Class Aa	303	15,680
Guangshen Railway Co. Ltd. Class H SP ADR	313	6,391
Kansas City Southern Industries Inc.[a]	712	35,586
Kirby Corp.[a]	401	18,743
Knight Transportation Inc.	613	11,684
Norfolk Southern Corp.	2,085	127,581
Overseas Shipholding Group Inc.[b]	218	7,246
Ryder System Inc.	325	15,626
Ship Finance International Ltd.	571	11,426
Teekay Corp.	452	15,305
Tsakos Energy Navigation Ltd.	543	5,050
Union Pacific Corp.	2,866	271,209
United Parcel Service Inc. Class B	4,212	301,663

		1,432,367

TRUCKING & LEASING – 0.01%
GATX Corp.	210	6,983

6,983

WATER – 0.12%
American States Water Co.	295	10,030
Aqua America Inc.	710	16,415
Companhia de Saneamento Basicodo Estado de Sao Paulo SP ADR	428	21,216
Veolia Environnement SP ADR	2,184	68,578

		116,239

TOTAL COMMON STOCKS (Cost: $108,511,455)		96,510,584

Security	Shares	Value
PREFERRED STOCKS – 0.03%

ELECTRIC – 0.03%
Companhia Paranaense de Energia Class B SP ADR	917	$23,466

		23,466

TOTAL PREFERRED STOCKS (Cost: $15,586)		23,466

SHORT-TERM INVESTMENTS – 2.61%

MONEY MARKET FUNDS – 2.61%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[c,e,f]	2,092,415	2,092,415
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[c,e,f]	298,369	298,369
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[c,e]	138,278	138,278

		2,529,062

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,529,062)		2,529,062

TOTAL INVESTMENTS IN SECURITIES – 102.35% (Cost: $111,056,103)		99,063,112

Other Assets, Less Liabilities – (2.35)%		(2,270,898)

NET ASSETS – 100.00%		$96,792,214

NVS – Non-Voting Shares

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® NYSE 100 INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.88%

AEROSPACE & DEFENSE – 2.59%
Boeing Co. (The)	6,741	$468,365
General Dynamics Corp.	3,268	246,407
Lockheed Martin Corp.	2,967	236,173
United Technologies Corp.	8,915	724,790

		1,675,735

AGRICULTURE – 3.08%
Altria Group Inc.	21,483	505,065
Monsanto Co.	5,585	409,827
Philip Morris International Inc.	18,902	1,081,951

		1,996,843

APPAREL – 0.39%
Nike Inc. Class B	3,059	252,306

		252,306

AUTO MANUFACTURERS – 1.17%
Ford Motor Co.[a]	34,397	548,632
General Motors Co.[a]	5,738	209,380

		758,012

BANKS – 7.04%
Bank of America Corp.	102,430	1,406,364
Bank of New York Mellon Corp. (The)	12,476	389,625
PNC Financial Services Group Inc. (The)[b]	5,411	324,660
State Street Corp.	5,160	241,075
U.S. Bancorp	19,720	532,440
Wells Fargo & Co.	51,364	1,665,221

		4,559,385

BEVERAGES – 3.76%
Coca-Cola Co. (The)	21,949	1,379,495
PepsiCo Inc.	16,405	1,055,005

		2,434,500

CHEMICALS – 2.02%
Dow Chemical Co. (The)	11,770	417,599
E.I. du Pont de Nemours and Co.	9,273	469,956
Mosaic Co. (The)	1,526	123,667
Praxair Inc.	3,173	295,216

		1,306,438

COMMERCIAL SERVICES – 0.94%
MasterCard Inc. Class A	1,075	254,248

Security	Shares	Value
Visa Inc. Class A	5,092	$355,676

		609,924

COMPUTERS – 6.18%
Accenture PLC Class A	6,508	334,967
EMC Corp.[a]	21,043	523,760
Hewlett-Packard Co.	23,384	1,068,415
International Business Machines Corp.	12,806	2,074,572

		4,001,714

COSMETICS & PERSONAL CARE – 3.41%
Colgate-Palmolive Co.	4,983	382,545
Procter & Gamble Co. (The)	28,853	1,821,490

		2,204,035

DIVERSIFIED FINANCIAL SERVICES – 7.82%
American Express Co.	10,984	476,486
Citigroup Inc.[a]	298,705	1,439,758
Franklin Resources Inc.	1,573	189,782
Goldman Sachs Group Inc. (The)	4,443	726,964
JPMorgan Chase & Co.	40,295	1,810,857
Morgan Stanley	14,244	418,774

		5,062,621

ELECTRIC – 1.72%
Dominion Resources Inc.	6,058	263,765
Duke Energy Corp.	13,558	242,417
Exelon Corp.	6,787	288,515
Southern Co.	8,438	317,438

		1,112,135

ELECTRICAL COMPONENTS & EQUIPMENT – 0.71%
Emerson Electric Co.	7,794	458,911

		458,911

FOOD – 1.12%
General Mills Inc.	6,254	217,514
Kraft Foods Inc. Class A	16,510	504,711

		722,225

HEALTH CARE - PRODUCTS – 3.94%
Alcon Inc.	787	128,171
Baxter International Inc.	6,010	291,425
Johnson & Johnson	28,509	1,703,983
Medtronic Inc.	11,177	428,302

		2,551,881

HEALTH CARE - SERVICES – 1.13%
UnitedHealth Group Inc.	11,605	476,386

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2011

Security	Shares	Value
WellPoint Inc.[a]	4,127	$256,369

		732,755

HOUSEHOLD PRODUCTS & WARES – 0.42%
Kimberly-Clark Corp.	4,207	272,319

		272,319

INSURANCE – 3.04%
Aflac Inc.	4,792	275,924
Berkshire Hathaway Inc. Class Ba	9,731	795,509
MetLife Inc.	7,151	327,301
Prudential Financial Inc.	4,973	305,889
Travelers Companies Inc. (The)	4,717	265,379

		1,970,002

LODGING – 0.33%
Las Vegas Sands Corp.[a]	4,617	214,644

		214,644

MACHINERY – 1.49%
Caterpillar Inc.	5,868	569,255
Deere & Co.	4,331	393,688

		962,943

MANUFACTURING – 5.71%
3M Co.	6,727	591,438
Danaher Corp.	5,199	239,466
General Electric Co.	109,982	2,215,037
Honeywell International Inc.	7,363	412,402
Illinois Tool Works Inc.	4,416	236,212

		3,694,555

MEDIA – 1.66%
Time Warner Inc.	11,606	365,009
Walt Disney Co. (The)	18,310	711,709

		1,076,718

MINING – 1.39%
Freeport-McMoRan Copper & Gold Inc.	4,855	527,981
Newmont Mining Corp.	4,995	275,075
Southern Copper Corp.	2,171	97,304

		900,360

OIL & GAS – 15.16%
Anadarko Petroleum Corp.	5,107	393,647
Apache Corp.	3,761	448,913
Chevron Corp.	20,663	1,961,539
ConocoPhillips	14,306	1,022,307

Security	Shares	Value
Devon Energy Corp.	4,237	$375,779
EOG Resources Inc.	2,589	275,444
Exxon Mobil Corp.	51,979	4,193,666
Marathon Oil Corp.	7,303	333,747
Occidental Petroleum Corp.	8,354	807,665

		9,812,707

OIL & GAS SERVICES – 2.59%
Halliburton Co.	9,368	421,560
Schlumberger Ltd.	14,066	1,251,733

		1,673,293

PHARMACEUTICALS – 6.71%
Abbott Laboratories	15,854	715,967
Bristol-Myers Squibb Co.	17,724	446,290
Eli Lilly and Co.	10,097	351,073
Medco Health Solutions Inc.[a]	4,385	267,573
Merck & Co. Inc.	31,695	1,051,323
Pfizer Inc.	83,028	1,512,770

		4,344,996

REAL ESTATE INVESTMENT TRUSTS – 0.47%
Simon Property Group Inc.	3,011	305,466

		305,466

RETAIL – 6.49%
CVS Caremark Corp.	14,040	480,168
Home Depot Inc. (The)	16,896	621,266
Lowe’s Companies Inc.	14,250	353,400
McDonald’s Corp.	10,967	807,939
Target Corp.	6,624	363,194
Wal-Mart Stores Inc.	20,835	1,168,218
Walgreen Co.	10,099	408,404

		4,202,589

SEMICONDUCTORS – 0.65%
Texas Instruments Inc.	12,334	418,246

		418,246

TELECOMMUNICATIONS – 4.76%
AT&T Inc.	61,238	1,685,270
Corning Inc.	16,152	358,736
Verizon Communications Inc.	29,152	1,038,394

		3,082,400

TRANSPORTATION – 1.99%
FedEx Corp.	3,023	273,037
Union Pacific Corp.	5,136	486,020

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® NYSE 100 INDEX FUND

January 31, 2011

Security	Shares	Value
United Parcel Service Inc. Class B	7,360	$527,123

		1,286,180

TOTAL COMMON STOCKS
(Cost: $69,852,372)		64,656,838

SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[b,c]	86,135	86,135

		86,135

TOTAL SHORT-TERM INVESTMENTS
(Cost: $86,135)		86,135

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $69,938,507)		64,742,973

Other Assets, Less Liabilities – (0.01)%		(7,656)

NET ASSETS – 100.00%		$64,735,317

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$420,264,503	$229,416,038	$422,936,596
Affiliated issuers (Note 2)	7,460,314	5,843,252	6,949,631

Total cost of investments	$427,724,817	$235,259,290	$429,886,227

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$461,588,137	$251,557,823	$453,163,193
Affiliated issuers (Note 2)	7,460,314	5,843,252	6,949,631

Total fair value of investments	469,048,451	257,401,075	460,112,824
Receivables:
Dividends and interest	86,691	33,065	60,082

Total Assets	469,135,142	257,434,140	460,172,906

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	6,976,676	5,638,762	6,748,263
Capital shares redeemed	–	921	–
Investment advisory fees (Note 2)	187,714	102,019	169,697

Total Liabilities	7,164,390	5,741,702	6,917,960

NET ASSETS	$461,970,752	$251,692,438	$453,254,946

Net assets consist of:
Paid-in capital	$453,692,527	$300,484,975	$463,655,211
Undistributed (distributions in excess of) net investment income (accumulated net investment loss)	(104,258)	8,706	(320,495)
Accumulated net realized loss	(32,941,151)	(70,943,028)	(40,306,367)
Net unrealized appreciation	41,323,634	22,141,785	30,226,597

NET ASSETS	$461,970,752	$251,692,438	$453,254,946

Shares outstanding[b]	7,350,000	7,350,000	7,700,000

Net asset value per share	$62.85	$34.24	$58.86

[a]	Securities on loan with values of $6,825,702, $5,521,941 and $6,525,004, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,817,486,038	$244,891,502	$108,223,870
Affiliated issuers (Note 2)	24,275,556	7,720,744	2,832,233

Total cost of investments	$1,841,761,594	$252,612,246	$111,056,103

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,192,361,076	$223,103,437	$96,254,476
Affiliated issuers (Note 2)	24,275,556	7,720,744	2,808,636

Total fair value of investments	2,216,636,632	230,824,181	99,063,112
Cash	–	–	29,590
Receivables:
Dividends and interest	360,413	76,631	110,962
Capital shares sold	5,809	5,708	–

Total Assets	2,217,002,854	230,906,520	99,203,664

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	22,773,060	7,618,833	2,390,784
Investment advisory fees (Note 2)	860,331	91,898	20,666

Total Liabilities	23,633,391	7,710,731	2,411,450

NET ASSETS	$2,193,369,463	$223,195,789	$96,792,214

Net assets consist of:
Paid-in capital	$2,034,465,836	$274,943,986	$119,944,905
Undistributed (distributions in excess of) net investment income	(4,105,434)	(25,696)	58,668
Accumulated net realized loss	(211,865,977)	(29,934,436)	(11,218,340)
Net unrealized appreciation (depreciation)	374,875,038	(21,788,065)	(11,993,019)

NET ASSETS	$2,193,369,463	$223,195,789	$96,792,214

Shares outstanding[b]	50,750,000	3,750,000	1,300,000

Net asset value per share	$43.22	$59.52	$74.46

[a]	Securities on loan with values of $22,243,506, $7,438,460 and $2,337,757, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

iShares NYSE 100 Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$69,559,278
Affiliated issuers (Note 2)	379,229

Total cost of investments	$69,938,507

Investments in securities, at fair value (Note 1):
Unaffiliated issuers	$64,332,178
Affiliated issuers (Note 2)	410,795

Total fair value of investments	64,742,973
Receivables:
Dividends and interest	88,827

Total Assets	64,831,800

LIABILITIES
Payables:
Investment securities purchased	85,550
Investment advisory fees (Note 2)	10,933

Total Liabilities	96,483

NET ASSETS	$64,735,317

Net assets consist of:
Paid-in capital	$91,144,923
Undistributed net investment income	84,459
Accumulated net realized loss	(21,298,531)
Net unrealized depreciation	(5,195,534)

NET ASSETS	$64,735,317

Shares outstanding[a]	1,050,000

Net asset value per share	$61.65

[a]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P North American Technology Sector Index Fund	iShares S&P North American Technology-Multimedia Networking Index Fund	iShares S&P North American Technology-Software Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$1,914,072	$653,081	$490,069
Interest from affiliated issuers (Note 2)	283	178	103
Securities lending income from affiliated issuers (Note 2)	22,313	11,736	5,340

Total investment income	1,936,668	664,995	495,512

EXPENSES
Investment advisory fees (Note 2)	997,608	480,399	816,007

Total expenses	997,608	480,399	816,007

Net investment income (loss)	939,060	184,596	(320,495)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,378,341)	363,386	(2,937,822)
In-kind redemptions	8,527,457	7,969,958	6,476,549

Net realized gain	1,149,116	8,333,344	3,538,727

Net change in unrealized appreciation/depreciation	76,284,235	30,878,799	66,184,193

Net realized and unrealized gain	77,433,351	39,212,143	69,722,920

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$78,372,411	$39,396,739	$69,402,425

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P North American Natural Resources Sector Index Fund	iShares PHLX SOX Semiconductor Sector Index Fund	iShares NYSE Composite Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$13,209,155	$1,446,240	$1,092,464
Dividends from affiliated issuers (Note 2)	–	–	1,434
Interest from unaffiliated issuers	1,476	–	–
Interest from affiliated issuers (Note 2)	1,417	153	74
Securities lending income from affiliated issuers (Note 2)	28,264	83,368	6,260

Total investment income	13,240,312	1,529,761	1,100,232

EXPENSES
Investment advisory fees (Note 2)	4,397,382	537,262	124,485

Total expenses	4,397,382	537,262	124,485

Net investment income	8,842,930	992,499	975,747

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(31,881,800)	(16,076,603)	(959,476)
Investments in affiliated issuers (Note 2)	–	–	2,815
In-kind redemptions	10,220,471	33,928,689	1,585,029

Net realized gain (loss)	(21,661,329)	17,852,086	628,368

Net change in unrealized appreciation/depreciation	535,575,983	35,502,919	14,061,420

Net realized and unrealized gain	513,914,654	53,355,005	14,689,788

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$522,757,584	$54,347,504	$15,665,535

[a]	Net of foreign withholding tax of $318,620, $1,060 and $38,491, respectively.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

iShares NYSE 100 Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$787,095
Dividends from affiliated issuers (Note 2)	1,664
Interest from affiliated issuers (Note 2)	57
Securities lending income from affiliated issuers (Note 2)	62

Total investment income	788,878

EXPENSES
Investment advisory fees (Note 2)	64,575

Total expenses	64,575

Net investment income	724,303

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(269,643)
Investments in affiliated issuers (Note 2)	(29,420)
In-kind redemptions	581,338

Net realized gain	282,275

Net change in unrealized appreciation/depreciation	8,823,590

Net realized and unrealized gain	9,105,865

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,830,168

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P North American Technology Sector Index Fund		iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$939,060	$1,450,989	$184,596	$348,090
Net realized gain (loss)	1,149,116	17,902,567	8,333,344	(2,336,590)
Net change in unrealized appreciation/depreciation	76,284,235	26,076,660	30,878,799	14,417,684

Net increase in net assets resulting from operations	78,372,411	45,430,216	39,396,739	12,429,184

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,043,318)	(1,577,789)	(175,890)	(348,090)
Return of capital	–	–	–	(160,485)

Total distributions to shareholders	(1,043,318)	(1,577,789)	(175,890)	(508,575)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	46,179,049	115,094,550	90,728,101	147,768,773
Cost of shares redeemed	(46,391,794)	(107,065,196)	(61,944,181)	(137,779,413)

Net increase (decrease) in net assets from capital share transactions	(212,745)	8,029,354	28,783,920	9,989,360

INCREASE IN NET ASSETS	77,116,348	51,881,781	68,004,769	21,909,969

NET ASSETS
Beginning of period	384,854,404	332,972,623	183,687,669	161,777,700

End of period	$461,970,752	$384,854,404	$251,692,438	$183,687,669

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(104,258)	$–	$8,706	$–

SHARES ISSUED AND REDEEMED
Shares sold	800,000	2,200,000	2,850,000	5,400,000
Shares redeemed	(850,000)	(2,050,000)	(2,200,000)	(5,250,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000	650,000	150,000

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P North American Technology-Software Index Fund		iShares S&P North American Natural Resources Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$(320,495)	$(318,737)	$8,842,930	$23,669,334
Net realized gain (loss)	3,538,727	13,378,426	(21,661,329)	64,221,617
Net change in unrealized appreciation/depreciation	66,184,193	29,960,432	535,575,983	76,757,573

Net increase in net assets resulting from operations	69,402,425	43,020,121	522,757,584	164,648,524

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	–	–	(19,894,405)	(17,575,315)

Total distributions to shareholders	–	–	(19,894,405)	(17,575,315)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	150,468,743	132,649,296	154,576,108	439,682,129
Cost of shares redeemed	(31,158,122)	(212,274,519)	(46,116,461)	(432,569,998)

Net increase (decrease) in net assets from capital share transactions	119,310,621	(79,625,223)	108,459,647	7,112,131

INCREASE (DECREASE) IN NET ASSETS	188,713,046	(36,605,102)	611,322,826	154,185,340

NET ASSETS
Beginning of period	264,541,900	301,147,002	1,582,046,637	1,427,861,297

End of period	$453,254,946	$264,541,900	$2,193,369,463	$1,582,046,637

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(320,495)	$–	$(4,105,434)	$6,946,041

SHARES ISSUED AND REDEEMED
Shares sold	2,700,000	2,950,000	4,000,000	13,150,000
Shares redeemed	(600,000)	(4,750,000)	(1,300,000)	(13,100,000)

Net increase (decrease) in shares outstanding	2,100,000	(1,800,000)	2,700,000	50,000

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares PHLX SOX Semiconductor Sector Index Fund		iShares NYSE Composite Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$992,499	$2,202,733	$975,747	$2,366,242
Net realized gain (loss)	17,852,086	17,240,235	628,368	(1,984,145)
Net change in unrealized appreciation/depreciation	35,502,919	(7,956,002)	14,061,420	10,993,715

Net increase in net assets resulting from operations	54,347,504	11,486,966	15,665,535	11,375,812

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,018,195)	(2,359,861)	(1,128,809)	(2,434,801)

Total distributions to shareholders	(1,018,195)	(2,359,861)	(1,128,809)	(2,434,801)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	475,709,070	311,488,218	–	6,448,550
Cost of shares redeemed	(586,308,169)	(266,400,203)	(17,215,588)	(16,157,715)

Net increase (decrease) in net assets from capital share transactions	(110,599,099)	45,088,015	(17,215,588)	(9,709,165)

INCREASE (DECREASE) IN NET ASSETS	(57,269,790)	54,215,120	(2,678,862)	(768,154)

NET ASSETS
Beginning of period	280,465,579	226,250,459	99,471,076	100,239,230

End of period	$223,195,789	$280,465,579	$96,792,214	$99,471,076

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(25,696)	$–	$58,668	$211,730

SHARES ISSUED AND REDEEMED
Shares sold	9,050,000	6,700,000	–	100,000
Shares redeemed	(11,400,000)	(5,950,000)	(250,000)	(250,000)

Net increase (decrease) in shares outstanding	(2,350,000)	750,000	(250,000)	(150,000)

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares NYSE 100 Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$724,303	$1,512,210
Net realized gain (loss)	282,275	(1,537,415)
Net change in unrealized appreciation/depreciation	8,823,590	6,900,709

Net increase in net assets resulting from operations	9,830,168	6,875,504

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(765,131)	(1,533,335)

Total distributions to shareholders	(765,131)	(1,533,335)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	8,284,648	–
Cost of shares redeemed	(14,034,852)	(8,504,571)

Net decrease in net assets from capital share transactions	(5,750,204)	(8,504,571)

INCREASE (DECREASE) IN NET ASSETS	3,314,833	(3,162,402)

NET ASSETS
Beginning of period	61,420,484	64,582,886

End of period	$64,735,317	$61,420,484

Undistributed net investment income included in net assets at end of period	$84,459	$125,287

SHARES ISSUED AND REDEEMED
Shares sold	150,000	–
Shares redeemed	(250,000)	(150,000)

Net decrease in shares outstanding	(100,000)	(150,000)

See notes to financial statements.

FINANCIAL STATEMENTS	63

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$52.01	$45.93	$51.89	$56.11	$42.86	$46.05

Income from investment operations:
Net investment income[a]	0.13	0.19	0.21	0.11	0.05	0.02
Net realized and unrealized gain (loss)[b]	10.85	6.10	(5.94)	(4.21)	13.27	(3.17)

Total from investment operations	10.98	6.29	(5.73)	(4.10)	13.32	(3.15)

Less distributions from:
Net investment income	(0.14)	(0.21)	(0.23)	(0.10)	(0.05)	(0.04)
Return of capital	–	–	–	(0.02)	(0.02)	–

Total distributions	(0.14)	(0.21)	(0.23)	(0.12)	(0.07)	(0.04)

Net asset value, end of period	$62.85	$52.01	$45.93	$51.89	$56.11	$42.86

Total return	21.13%[c]	13.67%	(10.91)%	(7.32)%	31.09%	(6.85)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$461,971	$384,854	$332,973	$337,314	$367,498	$201,458
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[d]	0.45%	0.36%	0.52%	0.20%	0.09%	0.04%
Portfolio turnover rate[e]	10%	11%	9%	6%	20%	5%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Multimedia Networking Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$27.42	$24.70	$28.86	$35.33	$26.25	$29.90

Income from investment operations:
Net investment income (loss)[a]	0.03	0.05	0.05	(0.03)	(0.08)	(0.10)
Net realized and unrealized gain (loss)[b]	6.82	2.74	(4.15)	(6.44)	9.16	(3.55)

Total from investment operations	6.85	2.79	(4.10)	(6.47)	9.08	(3.65)

Less distributions from:
Net investment income	(0.03)	(0.05)	(0.05)	–	–	–
Return of capital	–	(0.02)	(0.01)	(0.00)[c]	–	–

Total distributions	(0.03)	(0.07)	(0.06)	(0.00)[c]	–	–

Net asset value, end of period	$34.24	$27.42	$24.70	$28.86	$35.33	$26.25

Total return	24.97%[d]	11.31%	(14.12)%	(18.31)%	34.59%	(12.21)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$251,692	$183,688	$161,778	$93,811	$226,132	$157,518
Ratio of expenses to average net assets[e]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income (loss) to average net assets[e]	0.18%	0.18%	0.24%	(0.10)%	(0.25)%	(0.31)%
Portfolio turnover rate[f]	20%	25%	34%	23%	53%	32%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Technology-Software Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$47.24	$40.70	$47.47	$45.83	$37.63	$40.29

Income from investment operations:
Net investment loss[a]	(0.05)	(0.05)	(0.03)	(0.14)	(0.12)	(0.13)
Net realized and unrealized gain (loss)[b]	11.67	6.59	(6.74)	1.78	8.32	(2.53)

Total from investment operations	11.62	6.54	(6.77)	1.64	8.20	(2.66)

Net asset value, end of period	$58.86	$47.24	$40.70	$47.47	$45.83	$37.63

Total return	24.60%[c]	16.07%	(14.26)%	3.58%	21.79%	(6.60)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$453,255	$264,542	$301,147	$441,477	$190,202	$80,900
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment loss to average net assets[d]	(0.19)%	(0.11)%	(0.09)%	(0.30)%	(0.26)%	(0.31)%
Portfolio turnover rate[e]	10%	14%	22%	18%	25%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P North American Natural Resources Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]
Net asset value, beginning of period	$32.93	$29.75	$43.45	$40.04	$33.87	$26.97

Income from investment operations:
Net investment income[b]	0.18	0.49	0.37	0.32	0.40	0.35
Net realized and unrealized gain (loss)[c]	10.51	3.06	(13.72)	3.41	6.17	6.88

Total from investment operations	10.69	3.55	(13.35)	3.73	6.57	7.23

Less distributions from:
Net investment income	(0.40)	(0.37)	(0.35)	(0.32)	(0.40)	(0.33)
Return of capital	–	–	–	–	(0.00)[d]	–

Total distributions	(0.40)	(0.37)	(0.35)	(0.32)	(0.40)	(0.33)

Net asset value, end of period	$43.22	$32.93	$29.75	$43.45	$40.04	$33.87

Total return	32.53%[e]	11.88%	(30.55)%	9.25%	19.56%	26.96%

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,193,369	$1,582,047	$1,427,861	$2,157,091	$1,867,679	$1,453,116
Ratio of expenses to average net assets[f]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[f]	0.97%	1.46%	1.30%	0.73%	1.14%	1.12%
Portfolio turnover rate[g]	8%	7%	18%	8%	18%	7%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares PHLX SOX Semiconductor Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$45.98	$42.29	$46.99	$65.92	$55.51	$58.84

Income from investment operations:
Net investment income[a]	0.22	0.40	0.38	0.31	0.20	0.04
Net realized and unrealized gain (loss)[b]	13.64	3.73	(4.70)	(18.94)	10.43	(3.30)

Total from investment operations	13.86	4.13	(4.32)	(18.63)	10.63	(3.26)

Less distributions from:
Net investment income	(0.32)	(0.44)	(0.38)	(0.29)	(0.21)	(0.05)
Return of capital	–	–	–	(0.01)	(0.01)	(0.02)

Total distributions	(0.32)	(0.44)	(0.38)	(0.30)	(0.22)	(0.07)

Net asset value, end of period	$59.52	$45.98	$42.29	$46.99	$65.92	$55.51

Total return	30.19%[c]	9.72%	(8.87)%	(28.35)%	19.16%	(5.56)%

Ratios/Supplemental data:
Net assets, end of period (000s)	$223,196	$280,466	$226,250	$180,919	$303,210	$263,678
Ratio of expenses to average net assets[d]	0.48%	0.48%	0.48%	0.48%	0.48%	0.50%
Ratio of net investment income to average net assets[d]	0.89%	0.86%	1.07%	0.55%	0.32%	0.07%
Portfolio turnover rate[e]	32%	9%	15%	14%	25%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE Composite Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$64.17	$58.96	$77.38	$87.41	$75.53	$68.30

Income from investment operations:
Net investment income[a]	0.68	1.41	1.69	2.10	1.70	1.66
Net realized and unrealized gain (loss)[b]	10.42	5.26	(18.44)	(10.14)	11.90	6.74

Total from investment operations	11.10	6.67	(16.75)	(8.04)	13.60	8.40

Less distributions from:
Net investment income	(0.81)	(1.46)	(1.67)	(1.99)	(1.72)	(1.17)

Total distributions	(0.81)	(1.46)	(1.67)	(1.99)	(1.72)	(1.17)

Net asset value, end of period	$74.46	$64.17	$58.96	$77.38	$87.41	$75.53

Total return	17.36%[c]	11.34%	(21.44)%	(9.38)%	18.10%	12.40%

Ratios/Supplemental data:
Net assets, end of period (000s)	$96,792	$99,471	$100,239	$116,068	$117,998	$56,648
Ratio of expenses to average net assets[d]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[d]	1.96%	2.18%	3.08%	2.45%	2.02%	2.26%
Portfolio turnover rate[e]	3%	8%	6%	5%	7%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares NYSE 100 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$53.41	$49.68	$64.74	$76.24	$68.41	$64.54

Income from investment operations:
Net investment income[a]	0.64	1.22	1.45	1.82	1.56	1.21
Net realized and unrealized gain (loss)[b]	8.27	3.74	(15.02)	(11.32)	7.79	3.85

Total from investment operations	8.91	4.96	(13.57)	(9.50)	9.35	5.06

Less distributions from:
Net investment income	(0.67)	(1.23)	(1.49)	(2.00)	(1.52)	(1.19)

Total distributions	(0.67)	(1.23)	(1.49)	(2.00)	(1.52)	(1.19)

Net asset value, end of period	$61.65	$53.41	$49.68	$64.74	$76.24	$68.41

Total return	16.77%[c]	9.96%	(20.90)%	(12.76)%	13.73%	7.93%

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,735	$61,420	$64,583	$90,640	$255,405	$318,115
Ratio of expenses to average net assets[d]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[d]	2.24%	2.26%	2.97%	2.47%	2.09%	1.83%
Portfolio turnover rate[e]	4%	9%	15%	15%	10%	6%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector, iShares PHLX SOX Semiconductor Sector (formerly iShares S&P North American Technology-Semiconductors Index Fund), iShares NYSE Composite and iShares NYSE 100 Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares NYSE Composite and iShares NYSE 100 Index Funds, which are classified as diversified funds. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability,

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares Index Fund	Investments in Securities
	Level 1	Level 2	Level 3	Total
S&P North American Technology Sector
Common Stocks	$461,588,137	$–	$–	$461,588,137
Short-Term Investments	7,460,314	–	–	7,460,314

	$469,048,451	$–	$–	$469,048,451

S&P North American Technology-Multimedia Networking
Common Stocks	$251,557,823	$–	$–	$251,557,823
Short-Term Investments	5,843,252	–	–	5,843,252

	$257,401,075	$–	$–	$257,401,075

S&P North American Technology-Software
Common Stocks	$453,163,193	$–	$–	$453,163,193
Short-Term Investments	6,949,631	–	–	6,949,631

	$460,112,824	$–	$–	$460,112,824

S&P North American Natural Resources Sector
Common Stocks	$2,192,361,076	$–	$–	$2,192,361,076
Short-Term Investments	24,275,556	–	–	24,275,556

	$2,216,636,632	$–	$–	$2,216,636,632

PHLX SOX Semiconductor Sector
Common Stocks	$223,103,437	$–	$–	$223,103,437
Short-Term Investments	7,720,744	–	–	7,720,744

	$230,824,181	$–	$–	$230,824,181

NYSE Composite
Common Stocks	$96,494,016	$–	$16,568	$96,510,584
Preferred Stocks	23,466	–	–	23,466
Short-Term Investments	2,529,062	–	–	2,529,062

	$99,046,544	$–	$16,568	$99,063,112

NYSE 100
Common Stocks	$64,656,838	$–	$–	$64,656,838
Short-Term Investments	86,135	–	–	86,135

	$64,742,973	$–	$–	$64,742,973

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid at least semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

The Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Total
S&P North American Technology Sector	$1,579,887	$2,523,700	$143,622	$184,019	$1,580,603	$850,629	$5,220,553	$10,528,527	$22,611,540
S&P North American Technology-Multimedia Networking	5,798,354	3,242,309	981,871	4,629,661	8,142,402	20,065,788	1,494,613	14,891,975	59,246,973
S&P North American Technology-Software	797,714	761,567	–	38,268	2,827,824	289,827	6,215,064	27,274,356	38,204,620
S&P North American Natural Resources Sector	256,427	187,450	–	1,870,831	785,924	2,497,939	17,704,391	84,798,764	108,101,726
PHLX SOX Semiconductor Sector	472,453	510,075	2,373	1,635,360	5,309,649	17,237,123	6,663,495	4,103,013	35,933,541
NYSE Composite	–	–	–	–	8,687	506,184	1,332,864	6,691,026	8,538,761
NYSE 100	–	25,021	–	208,513	123,690	775,077	4,111,123	14,666,625	19,910,049

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P North American Technology Sector	$436,561,583	$72,133,281	$(39,646,413)	$32,486,868
S&P North American Technology-Multimedia Networking	240,123,394	34,435,428	(17,157,747)	17,277,681
S&P North American Technology-Software	436,670,281	60,883,523	(37,440,980)	23,442,543
S&P North American Natural Resources Sector	1,919,184,908	419,389,853	(121,938,129)	297,451,724
PHLX SOX Semiconductor Sector	255,711,770	2,777,507	(27,665,096)	(24,887,589)
NYSE Composite	112,202,577	7,693,289	(20,832,754)	(13,139,465)
NYSE 100	70,377,505	4,667,879	(10,302,411)	(5,634,532)

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares S&P North American Technology Sector, iShares S&P North American Technology-Multimedia Networking, iShares S&P North American Technology-Software, iShares S&P North American Natural Resources Sector and iShares PHLX SOX Semiconductor Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these Funds and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.48%	First $10 billion
0.43	Over $10 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to the iShares NYSE Composite and iShares NYSE 100 Index Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
NYSE Composite	0.25%
NYSE 100	0.20

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P North American Technology Sector	$12,015
S&P North American Technology-Multimedia Networking	6,320
S&P North American Technology-Software	2,876
S&P North American Natural Resources Sector	15,219
PHLX SOX Semiconductor Sector	44,891
NYSE Composite	3,370
NYSE 100	33

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) for the six months ended January 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)

NYSE Composite
BlackRock Inc.	307	254	(73)	488	$96,634	$784	$1,034

PNC Financial Services Group Inc. (The)	3,691	42	(684)	3,049	182,940	650	1,781

					$279,574	$1,434	$2,815

NYSE 100
BlackRock Inc.	478	–	(478)	–	$–	$478	$(29,019)

PNC Financial Services Group Inc. (The)	5,987	806	(1,382)	5,411	324,660	1,186	(401)

					$324,660	$1,664	$(29,420)

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
S&P North American Technology Sector	$41,685,759	$41,954,332
S&P North American Technology-Multimedia Networking	40,043,727	40,573,409
S&P North American Technology-Software	32,272,300	32,594,837
S&P North American Natural Resources Sector	150,522,691	154,465,871
PHLX SOX Semiconductor Sector	71,816,604	71,720,208
NYSE Composite	2,834,801	3,040,570
NYSE 100	2,299,434	2,250,741

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P North American Technology Sector	$46,053,786	$46,266,950
S&P North American Technology-Multimedia Networking	90,579,988	61,307,610
S&P North American Technology-Software	150,410,485	31,145,305
S&P North American Natural Resources Sector	154,152,886	45,941,314
PHLX SOX Semiconductor Sector	475,384,570	585,797,907
NYSE Composite	–	17,090,548
NYSE 100	8,271,405	13,988,935

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
NYSE Composite	$0.79976	$–	$0.00675	$0.80651	99%	–%	1%	100%

SUPPLEMENTAL INFORMATION	79

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	81

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s or New York Stock Exchange, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-71-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE SERIES

iSHARES® MSCI SERIES

JANUARY 31, 2011

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares FTSE Developed Small Cap ex-North America Index Fund  |  IFSM  |  NASDAQ

iShares MSCI ACWI Index Fund  |  ACWI  |  NASDAQ

iShares MSCI ACWI ex US Index Fund  |  ACWX  |   NASDAQ

iShares MSCI All Country Asia ex Japan Index Fund  |  AAXJ  |  NASDAQ

iShares MSCI Emerging Markets Financials Sector Index Fund  |  EMFN  |  NASDAQ

iShares MSCI Emerging Markets Materials Sector Index Fund  |  EMMT  |  NASDAQ

iShares MSCI Europe Financials Sector Index Fund  |  EUFN  |  NASDAQ

iShares MSCI Far East Financials Sector Index Fund  |  FEFN  |  NASDAQ

iShares MSCI Kokusai Index Fund  |  TOK  |  NYSE Arca

Fund Performance Overview

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
23.55%	25.30%	24.69%	(4.32)%	(4.07)%	(3.75)%	(13.25)%	(12.52)%	(11.56)%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE Developed Small Cap ex-North America Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE Developed Small Cap ex-North America Index (the “Index”). The Index measures the stock performance of small-capitalization companies in developed countries outside North America, as defined by FTSE International Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 21.17%, while the total return for the Index was 21.43%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector	Percentage of Net Assets
Industrial	25.00%

Financial	17.81

Consumer Cyclical	15.01

Consumer Non-Cyclical	12.87

Basic Materials	9.23

Energy	6.39

Communications	5.54

Technology	5.19

Diversified	1.61

Utilities	1.07

Short-Term and Other Net Assets	0.28

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Subsea 7 SA (Norway)	0.51%

Hexagon AB Class B (Sweden)	0.48

Bekaert NV (Belgium)	0.45

Weir Group PLC (The) (United Kingdom)	0.43

Travis Perkins PLC (United Kingdom)	0.38

Gemalto NV (France)	0.37

Adeka Corp. (Japan)	0.37

GKN PLC (United Kingdom)	0.36

Sulzer AG Registered (Switzerland)	0.36

Software AG (Germany)	0.36

TOTAL	4.07%

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview

iSHARES® MSCI ACWI INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.03%	20.27%	19.61%	(0.57)%	(0.52)%	(0.81)%	(1.62)%	(1.47)%	(2.30)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 16.43%, while the total return for the Index was 16.77%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector	Percentage of Net Assets
Financial	20.52%

Consumer Non-Cyclical	16.25

Energy	11.54

Industrial	11.14

Communications	10.16

Consumer Cyclical	9.40

Technology	8.22

Basic Materials	7.99

Utilities	3.75

Diversified	0.79

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.41%

Apple Inc.	1.10

Microsoft Corp.	0.76

General Electric Co.	0.70

International Business Machines Corp.	0.70

Chevron Corp.	0.64

Nestle SA Registered (Switzerland)	0.63

HSBC Holdings PLC (United Kingdom)	0.62

Procter & Gamble Co. (The)	0.61

JPMorgan Chase & Co.	0.59

TOTAL	7.76%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
16.55%	17.97%	18.01%	(2.49)%	(2.44)%	(1.68)%	(6.94)%	(6.81)%	(4.72)%

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Index ex USA (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging markets countries, excluding the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 15.17%, while the total return for the Index was 15.76%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector	Percentage of Net Assets
Financial	27.17%

Consumer Non-Cyclical	13.29

Basic Materials	11.46

Energy	10.82

Industrial	10.53

Consumer Cyclical	9.51

Communications	8.54

Technology	4.17

Utilities	3.55

Diversified	0.71

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	1.29%

HSBC Holdings PLC (United Kingdom)	1.16

BHP Billiton Ltd. (Australia)	1.03

Samsung Electronics Co. Ltd. SP GDR (South Korea)	0.97

Vodafone Group PLC (United Kingdom)	0.92

BP PLC (United Kingdom)	0.86

Siemens AG Registered (Germany)	0.80

Novartis AG Registered (Switzerland)	0.78

Toyota Motor Corp. (Japan)	0.75

Telefonica SA (Spain)	0.70

TOTAL	9.26%

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
19.84%	20.28%	26.06%	10.59%	10.41%	10.85%	28.24%	27.73%	28.90%

Total returns for the period since inception are calculated from the inception date of the Fund (8/13/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/15/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI All Country Asia ex Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country Asia ex Japan IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure the equity market performance of developed and emerging market countries in Asia, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 11.55%, while the total return for the Index was 16.28%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector/Investment Type	Percentage of Net Assets
Financial	34.02%

Technology	15.52

Communications	11.43

Industrial	10.86

Energy	10.25

Consumer Cyclical	6.93

Basic Materials	3.74

Utilities	2.48

Consumer Non-Cyclical	1.98

Diversified	1.64

Exchange-Traded Funds	1.08

Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	5.39%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	4.88

Chunghwa Telecom Co. Ltd. SP ADR (Taiwan)	2.97

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	2.72

POSCO SP ADR (South Korea)	2.40

KB Financial Group Inc. SP ADR (South Korea)	2.39

Infosys Technologies Ltd. SP ADR (India)	2.29

China Mobile Ltd. (China)	2.15

HDFC Bank Ltd. SP ADR (India)	2.00

Reliance Industries Ltd. SP GDR (India)	1.92

TOTAL	29.11%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.19%	17.75%	18.40%	10.00%	10.51%	11.53%	10.34%	10.87%	11.89%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of emerging markets countries. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 2.76%, while the total return for the Index was 5.76%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Banks	70.89%

Diversified Financial Services	12.08

Insurance	7.53

Real Estate	7.18

Holding Companies – Diversified	2.06

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Itau Unibanco Holding SA SP ADR (Brazil)	6.80%

Shinhan Financial Group Co. Ltd. SP ADR (South Korea)	5.87

Banco Bradesco SA Preferred SP ADR (Brazil)	5.21

China Construction Bank Corp. Class H (China)	5.00

Industrial and Commercial Bank of China Ltd. Class H (China)	4.63

Sberbank GDR (Russia)	3.92

HDFC Bank Ltd. SP ADR (India)	3.67

Bank of China Ltd. Class H (China)	3.55

China Life Insurance Co. Ltd. Class H (China)	3.47

ICICI Bank Ltd. SP ADR (India)	3.29

TOTAL	45.41%

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
26.01%	26.82%	30.11%	11.53%	11.52%	16.46%	11.93%	11.92%	16.99%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Emerging Markets Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of emerging markets countries. Component securities include those of chemical companies, construction materials companies, containers and packaging companies, metals and mining companies, and paper and forest products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 19.08%, while the total return for the Index was 21.93%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Mining	49.44%

Iron & Steel	19.82

Chemicals	13.84

Building Materials	9.84

Metal Fabricate & Hardware	3.16

Forest Products & Paper	2.48

Coal	0.87

Manufacturing	0.32

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Vale SA Class A Preferred SP ADR (Brazil)	13.04%

Vale SA SP ADR (Brazil)	9.94

POSCO SP ADR (South Korea)	7.54

JSC MMC Norilsk Nickel SP ADR (Russia)	3.65

AngloGold Ashanti Ltd. (South Africa)	3.05

Sociedad Quimica y Minera de Chile SA Series B SP ADR (Chile)	3.03

Impala Platinum Holdings Ltd. (South Africa)	2.88

Companhia Siderurgica Nacional SA SP ADR (Brazil)	2.87

Grupo Mexico SAB de CV Series B (Mexico)	2.79

Sterlite Industries (India) Ltd. SP ADR (India)	2.45

TOTAL	51.24%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.49%	8.34%	8.68%	0.58%	0.44%	0.89%	0.60%	0.46%	0.92%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Europe Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Europe Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in Europe. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 6.81%, while the total return for the Index was 7.12%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Banks	61.21%

Insurance	24.76

Diversified Financial Services	6.91

Real Estate	2.80

Investment Companies	2.03

Real Estate Investment Trusts	1.09

Holding Companies – Diversified	0.78

Venture Capital	0.30

Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	11.64%

Banco Santander SA (Spain)	5.99

BNP Paribas (France)	4.36

UBS AG Registered (Switzerland)	3.97

Allianz SE Registered (Germany)	3.84

Standard Chartered PLC (United Kingdom)	3.69

Deutsche Bank AG Registered (Germany)	3.35

Barclays PLC (United Kingdom)	3.26

Banco Bilbao Vizcaya Argentaria SA (Spain)	3.19

Credit Suisse Group AG Registered (Switzerland)	3.07

TOTAL	46.36%

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.08%	15.56%	15.10%	9.55%	10.00%	9.62%	9.88%	10.34%	9.92%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10).“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Far East Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Far East Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed market countries in the Far East region. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 15.00%, while the total return for the Index was 14.99%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Banks	43.35%

Real Estate	25.97

Insurance	12.50

Diversified Financial Services	10.26

Real Estate Investment Trusts	3.84

Holding Companies – Diversified	3.52

Venture Capital	0.33

Internet	0.10

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Mitsubishi UFJ Financial Group Inc. (Japan)	9.19%

Sumitomo Mitsui Financial Group Inc. (Japan)	6.49

Mizuho Financial Group Inc. (Japan)	5.49

Sun Hung Kai Properties Ltd. (Hong Kong)	3.81

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.77

Hong Kong Exchanges and Clearing Ltd. (Hong Kong)	3.32

Tokio Marine Holdings Inc. (Japan)	3.18

Mitsui Fudosan Co. Ltd. (Japan)	3.10

Oversea-Chinese Banking Corp. Ltd. (Singapore)	2.94

AIA Group Ltd. (Hong Kong)	2.93

TOTAL	44.22%

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI KOKUSAI INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.03%	20.17%	19.88%	(4.48)%	(4.42)%	(4.82)%	(13.42)%	(13.25)%	(14.38)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI Kokusai Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Kokusai Index (the “Index”). The Index is designed to measure equity market performance in those countries that MSCI Inc. has classified as having developed economies, excluding Japan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 17.63%, while the total return for the Index was 17.54%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector	Percentage of Net Assets
Financial	20.22%

Consumer Non-Cyclical	18.83

Energy	12.36

Industrial	10.14

Communications	10.07

Technology	8.48

Basic Materials	7.83

Consumer Cyclical	7.42

Utilities	3.69

Diversified	0.80

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Exxon Mobil Corp.	1.81%

Apple Inc.	1.39

Microsoft Corp.	0.98

General Electric Co.	0.97

International Business Machines Corp.	0.90

HSBC Holdings PLC (United Kingdom)	0.86

Nestle SA Registered (Switzerland)	0.86

Chevron Corp.	0.83

JPMorgan Chase & Co.	0.81

Procter & Gamble Co. (The)	0.77

TOTAL	10.18%

FUND PERFORMANCE OVERVIEWS	13

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
FTSE Developed Small Cap ex-North America
Actual	$1,000.00	$1,211.70	0.50%	$2.79
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.50	2.55
MSCI ACWI
Actual	1,000.00	1,164.30	0.34	1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73
MSCI ACWI ex US
Actual	1,000.00	1,151.70	0.34	1.84
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73
MSCI All Country Asia ex Japan
Actual	1,000.00	1,115.50	0.66	3.52
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.66	3.36

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
MSCI Emerging Markets Financials Sector
Actual	$1,000.00	$1,027.60	0.66%	$3.37
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.66	3.36
MSCI Emerging Markets Materials Sector
Actual	1,000.00	1,190.80	0.66	3.64
Hypothetical (5% return before expenses)	1,000.00	1,021.90	0.66	3.36
MSCI Europe Financials Sector
Actual	1,000.00	1,068.10	0.48	2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
MSCI Far East Financials Sector
Actual	1,000.00	1,150.00	0.48	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
MSCI Kokusai
Actual	1,000.00	1,176.30	0.25	1.37
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.28

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	15

Schedule of Investments (Unaudited)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRALIA – 7.84%
AED Oil Ltd.[a,b]	11,395	$4,885
AJ Lucas Group Ltd.[a]	4,060	10,120
Alesco Corp. Ltd.	6,720	21,975
Alliance Resources Ltd.[a]	11,755	4,864
APA Group	18,375	72,913
Ardent Leisure Group	37,430	40,303
Astro Japan Property Trust	8,604	28,908
Atlas Iron Ltd.[a]	12,245	38,944
Australian Agricultural Co. Ltd.[a]	14,320	21,701
Australian Pharmaceutical Industries Ltd.	30,660	12,991
Avoca Resources Ltd.[a]	11,155	32,809
AWE Ltd.[a]	18,455	32,751
Beach Energy Ltd.	49,515	38,999
Biota Holdings Ltd.[a]	16,315	20,739
Boart Longyear Group	12,330	53,475
Bradken Ltd.	5,975	55,103
Bunnings Warehouse Property Trust[b]	5,970	10,595
Campbell Brothers Ltd.	1,750	68,604
Centro Retail Group[a]	92,290	22,543
Charter Hall Retail REIT	8,994	27,529
Coal of Africa Ltd.[a]	13,810	22,925
Coffey International Ltd.	7,650	7,703
ConnectEast Group	75,925	32,928
Crane Group Ltd.	6,950	69,014
Cromwell Group	35,310	26,051
Dart Energy Ltd.[a]	11,522	12,579
David Jones Ltd.	20,360	96,217
Dominion Mining Ltd.	6,530	18,815
Emeco Holdings Ltd.	34,385	37,539
Energy Developments Ltd.[a]	3,940	10,999
Energy World Corp. Ltd.[a]	31,385	14,863
FKP Property Group	22,019	17,453
G.U.D Holdings Ltd.	4,830	49,359
Geodynamics Ltd.[a]	22,660	7,681
Gindalbie Metals Ltd.[a]	17,135	22,807
GrainCorp Ltd.	3,990	29,915
Hastie Group Ltd.	23,745	24,266
Hills Industries Ltd.	16,390	30,394
Independence Group NL	6,745	48,217

Security	Shares	Value
Infigen Energy	44,535	$21,979
ING Industrial Fund	80,870	42,732
ING Office Fund	99,355	59,434
Invocare Ltd.	6,165	44,070
iSOFT Group Ltd.[a]	148,440	10,360
JB Hi-Fi Ltd.	6,825	125,475
Karoon Gas Australia Ltd.[a]	3,555	26,547
Kingsgate Consolidated Ltd.	3,250	30,167
Linc Energy Ltd.[a]	13,140	32,358
Lynas Corp. Ltd.[a]	49,570	88,711
Macarthur Coal Ltd.	5,780	71,918
Macmahon Holdings Ltd.	34,490	18,569
Mantra Resources Ltd.[a]	415	3,240
Medusa Mining Ltd.	4,155	27,589
Minara Resources Ltd.[a]	42,930	38,949
Mineral Deposits Ltd.[a]	1,350	6,461
Mineral Resources Ltd.	3,365	39,856
Mirabela Nickel Ltd.[a]	11,830	26,538
Monadelphous Group Ltd.	4,335	83,717
Mount Gibson Iron Ltd.[a]	21,675	45,597
Murchison Metals Ltd.[a]	6,000	7,687
OM Holdings Ltd.	13,690	20,132
Pacific Brands Ltd.[a]	30,898	31,883
PanAust Ltd.[a]	71,171	57,476
Panoramic Resources Ltd.	6,515	15,199
PaperlinX Ltd.[a]	37,900	17,004
Perseus Mining Ltd.[a]	13,065	37,124
Pharmaxis Ltd.[a]	10,135	26,575
Platinum Asset Management Ltd.	7,785	37,023
Platinum Australia Ltd.[a]	9,475	6,990
Primary Health Care Ltd.	16,240	59,746
Ramsay Health Care Ltd.	6,220	106,043
Riversdale Mining Ltd.[a]	7,396	116,654
Roc Oil Co. Ltd.[a]	25,925	9,951
Seek Ltd.	9,425	62,582
Silex Systems Ltd.[a]	7,390	40,744
Skilled Group Ltd.[a]	12,655	24,982
St Barbara Ltd.[a]	8,251	15,301
Straits Resources Ltd.	11,670	26,295
Sundance Resources Ltd.[a]	66,545	32,841
Sunland Group Ltd.[a]	15,675	12,190
Transfield Services Ltd.	10,275	31,962
UGL Ltd.	5,780	87,016

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Virgin Blue Holdings Ltd.[a]	95,775	$37,718
Western Areas NL	6,080	39,098
White Energy Co. Ltd. (2010 Performance Contingent)[a,c]	155	—
White Energy Co. Ltd. (2011 Performance Contingent)[a,c]	155	—
Whitehaven Coal Ltd.	6,730	47,237

		3,052,196

AUSTRIA – 1.46%
Andritz AG	1,235	105,502
Atrium European Real Estate Ltd.	7,440	45,258
bwin Interactive Entertainment AG	1,110	41,279
BWT AG	1,335	38,436
Intercell AGa	1,900	26,336
Oesterreichische Post AG	1,740	54,689
Palfinger AGa	1,460	54,695
RHI AGa	1,385	52,313
Schoeller-Bleckmann Oilfield Equipment AG	535	44,009
Semperit AG Holding	360	17,408
Wienerberger AGa	3,760	77,840
Zumtobel AG	415	12,139

		569,904

BELGIUM – 2.67%
Ackermans & van Haaren NV	1,535	131,783
Agfa-Gevaert NVa	9,131	40,685
Barco NVa	350	24,468
Befimmo SCA	820	67,993
Bekaert NV	1,755	176,079
Cofinimmo SA	365	49,596
Compagnie Maritime Belge SA	765	23,923
EVS Broadcast Equipment SA	520	31,882
Nyrstar NVb	3,465	55,628
Omega Pharma SA	1,195	61,438
RHJ International SAa	6,536	56,722
SA D’Ieteren NV	1,650	99,195
Sofina SA	485	46,073
Telenet Group Holding NVa	3,290	129,657
ThromboGenics NVa	1,450	43,735

		1,038,857

DENMARK – 1.59%
A/S Dampskibsselskabet TORM[a]	1,895	13,592

Security	Shares	Value
ALK-Abello A/S	400	$26,372
Alm. Brand A/Sa	2,705	6,169
Bang & Olufsen A/S Class Ba	1,160	14,720
DSV A/S	6,600	138,008
Genmab A/Sa	1,485	17,260
GN Store Nord A/Sa	9,755	93,558
Jyske Bank A/S Registered[a]	1,695	76,217
SimCorp A/S	250	38,161
Sydbank A/Sa	2,780	80,371
Topdanmark A/Sa	800	115,568

		619,996

FINLAND – 2.56%
Amer Sports OYJ Class A	4,645	65,148
Cargotec Corp. Class B	1,285	60,075
Citycon OYJ	7,930	34,464
Elisa OYJ	4,595	101,300
Huhtamaki OYJ	5,515	79,996
Konecranes OYJ	1,860	78,236
M-real OYJ Class Ba	7,690	34,159
Orion OYJ Class B	3,360	76,054
Outotec OYJ	1,295	72,793
Pohjola Bank PLC	2,465	32,917
Ramirent OYJ	3,600	49,800
Ruukki Group OYJ[a]	6,895	18,528
Talvivaara Mining Co. PLC[a]	2,485	23,285
Tieto OYJ	2,540	53,559
Uponor OYJ	2,760	48,056
Vacon OYJ	1,160	62,024
YIT OYJ	4,145	104,677

		995,071

FRANCE – 5.96%
Altran Technologies SAa	4,525	22,340
Arkema	1,430	99,575
BOURBON SA	1,886	84,036
CFAO SA	1,260	50,571
Compagnie Plastic Omnium SA	640	50,242
Derichebourg[a]	5,535	46,829
Etablissements Maurel et Prom	3,575	67,148
Faurecia[a]	1,045	36,297
Fimalac SA	830	36,050
Gemalto NV	2,860	144,824
Groupe Eurotunnel SA	12,865	125,088

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Havas SA	17,660	$92,804
IMS International Metal Service[a]	1,400	25,566
Ipsos SA	1,895	92,140
M6-Metropole Television	3,950	96,747
Mercialys	1,255	48,074
Neopost SA	1,180	106,951
Nexans SA	825	66,281
Nexity	1,140	52,687
NicOx SAa,b	2,633	8,064
Remy Cointreau SA	520	36,936
Rhodia SA	3,200	95,553
Rubis SA	395	45,950
SA des Ciments Vicat	360	27,442
Saft Groupe SA	1,657	62,927
SEB SA	680	67,684
Sechilienne-Sidec	1,465	41,426
Societe de la Tour Eiffel	450	37,159
Societe Immobiliere de Location pour l’Industrie et le Commerce	810	109,507
Soitec SAa,b	2,905	35,956
Technicolor SA Registered[a]	1,543	8,957
Teleperformance SA	2,765	99,793
Ubisoft Entertainment SAa	2,730	32,080
Valeo SAa	2,091	122,554
Virbac SA	125	19,425
Zodiac Aerospace	1,675	124,650

		2,320,313

GERMANY – 7.18%
Aareal Bank AGa	1,610	49,775
AIXTRON AGb	3,335	137,809
Aurubis AG	1,260	71,024
Axel Springer AG	450	71,628
Bauer AG	710	36,211
BayWa AG Registered	1,235	56,044
Bilfinger Berger AG	1,337	118,285
centrotherm photovoltaics AGa	400	16,452
Conergy AGa,b	23,120	13,313
Demag Cranes AGa	1,170	57,145
Deutsche EuroShop AG	1,410	53,161
Deutsche Wohnen AG Bearer[a]	3,132	42,862
DEUTZ AGa	5,905	49,473
DIC Asset AG	2,225	27,338

Security	Shares	Value
Douglas Holding AG	2,110	$113,948
ElringKlinger AG	1,735	55,542
Freenet AG	2,900	33,974
FUCHS PETROLUB AG	755	94,919
GAGFAH SA	3,090	31,137
Gildemeister AG	2,145	45,920
Heidelberger Druckmaschinen AGa	6,050	28,824
IVG Immobilien AGa	3,690	36,172
Jenoptik AGa	4,345	33,216
Kabel Deutschland Holding AGa	2,435	122,852
Kloeckner & Co. SEa	1,375	44,046
Kontron AG	3,955	45,607
LEONI AGa	1,345	57,782
Manz Automation AGa	325	21,036
MLP AG	3,140	33,579
MTU Aero Engines Holding AG	1,650	116,342
Nordex SEa	1,540	11,479
Phoenix Solar AG	225	6,865
Praktiker Bau-und Heimwerkermaerkte Holding AG	2,670	27,271
Rheinmetall AG	1,100	94,317
RHON KLINIKUM AG	2,940	68,523
Roth & Rau AGa	805	16,334
SGL Carbon SEa	2,130	80,701
Singulus Technologies AGa	2,555	14,607
Sky Deutschland AGa	11,415	43,147
Software AG	875	138,257
Stada Arzneimittel AG	1,895	70,641
Symrise AG	4,095	116,074
Tognum AG	3,415	86,335
United Internet AG Registered	4,475	74,328
Vossloh AG	470	58,071
Wincor Nixdorf AG	1,375	105,133
Wirecard AG	3,645	58,543
ZhongDe Waste Technology AG	660	10,035

		2,796,077

HONG KONG – 5.27%
AAC Acoustic Technologies Holdings Inc.	30,000	80,813
Ajisen (China) Holdings Ltd.	15,000	22,897
AMVIG Holdings Ltd.	60,000	44,717
APAC Resources Ltd.[a]	200,000	12,699

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
BaWang International (Group) Holding Ltd.	20,000	$5,670
Brightoil Petroleum (Holdings) Ltd.	80,000	48,437
BYD Electronic International Co. Ltd.	17,500	11,651
Champion REIT[b]	80,000	48,334
China Automation Group Ltd.	25,000	19,113
China Energy Ltd.[a]	165,000	20,625
China Gas Holdings Ltd.[c]	100,000	43,485
China Grand Forestry Green Resources Group Ltd.[a]	520,000	16,609
China Green Holdings Ltd.[b]	60,000	58,801
China Mining Resources Group Ltd.[a]	300,000	6,619
China Oil and Gas Group Ltd.[a]	100,000	10,775
China Shanshui Cement Group	65,000	50,778
China South City Holdings Ltd.	110,000	20,742
China State Construction International Holdings Ltd.	64,800	63,838
China Wireless Technologies Ltd.	60,000	33,172
Chow Sang Sang Holdings International Ltd.	15,000	31,440
CIMC Enric Holdings Ltd.[a]	20,000	8,466
Coastal Greenland Ltd.[a]	130,000	8,671
Daphne International Holdings Ltd.	30,000	28,862
Digital China Holdings Ltd.	50,000	95,950
eSun Holdings Ltd.[a]	50,000	12,122
Far East Consortium International Ltd.	20,000	5,182
FU JI Food and Catering Services Holdings Ltd.[a,c]	16,000	–
Fufeng Group Ltd.[b]	30,000	24,090
G-Resources Group Ltd.[a]	324,000	24,521
Golden Meditech Holdings Ltd.[a]	80,000	15,085
GZI Real Estate Investment Trust	75,000	41,754
Haitian International Holdings Ltd.	20,000	22,320
Hi Sun Technology (China) Ltd.[a]	60,000	21,704
HKC (Holdings) Ltd.[a,b]	159,500	8,900
HKR International Ltd.	84,000	52,690
Inspur International Ltd.	130,000	11,173
Ju Teng International Holdings Ltd.	30,000	13,969
Kingsoft Corp. Ltd.[b]	30,045	16,457
Midland Holdings Ltd.[b]	40,000	32,120
Mingyuan Medicare Development Co. Ltd.	100,000	12,699
Minth Group Ltd.	30,000	45,409

Security	Shares	Value
Nan Hai Corp. Ltd.[a]	640,425	$4,765
New Times Energy Corp. Ltd.[a]	240,000	5,880
North Asia Resources Holdings Ltd.[a]	30,000	4,926
Pacific Basin Shipping Ltd.	55,000	35,558
Peace Mark Holdings Ltd.[a,c]	30,000	–
Ports Design Ltd.[b]	22,500	61,909
Prosperity REIT	40,000	9,646
Real Gold Mining Ltd.[a,b]	10,000	15,213
Regal Hotels International Holdings Ltd.	44,000	17,835
REXLot Holdings Ltd.	250,000	26,938
Samling Global Ltd.	230,000	17,997
Sino Biopharmaceutical Ltd.[b]	100,000	32,069
Sino Union Energy Investment Group Ltd.[a]	100,000	8,210
Sinolink Worldwide Holdings Ltd.	180,000	26,322
SJM Holdings Ltd.	75,000	125,645
Skyworth Digital Holdings Ltd.	50,000	31,171
SRE Group Ltd.[b]	150,000	15,008
Success Universe Group Ltd.[a]	400,000	33,352
Sunlight Real Estate Investment Trust	65,000	20,344
Synear Food Holdings Ltd.[a]	45,000	7,910
TCC International Holdings Ltd.	40,000	15,290
Tian An China Investments Co. Ltd.	55,400	38,304
Titan Petrochemicals Group Ltd.[a]	300,000	22,320
Truly International Holdings Ltd.	55,000	14,534
Uni-President China Holdings Ltd.	35,000	19,754
United Energy Group Ltd.[a,b]	105,000	19,395
Varitronix International Ltd.	30,000	15,124
Vitasoy International Holdings Ltd.	20,000	17,651
VODone Ltd.[b]	60,000	19,780
VTech Holdings Ltd.	9,000	100,035
XinAo Gas Holdings Ltd.	20,000	59,520
Xinyi Glass Holdings Co. Ltd.	70,000	58,006

		2,053,770

IRELAND – 0.83%
C&C Group PLC	12,010	56,247
DCC PLC	3,560	105,425
Grafton Group PLC	7,445	34,908
Greencore Group PLC	13,110	19,771
Irish Life & Permanent Group Holdings PLC[a]	4,690	5,511

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Kingspan Group PLC	4,795	$43,059
Smurfit Kappa Group PLC[a]	4,770	57,091

		322,012

ISRAEL – 0.27%
Hadera Paper Ltd.[a]	880	64,196
Retalix Ltd.[a]	3,020	43,086

		107,282

ITALY – 3.40%
Azimut Holding SpA	7,884	82,905
Banca Piccolo Credito Valtellinese Scrl	10,570	52,495
Banca Popolare dell’Emilia Romagna Scrl	5,800	74,270
Banca Popolare dell’Etruria e del Lazio Scrl[a]	7,890	34,588
Banca Popolare di Sondrio Scrl	8,400	73,935
Beni Stabili SpA[a]	17,965	17,143
COFIDE SpA[a]	52,245	49,996
Danieli SpA RNC	2,525	42,891
Davide Campari-Milano SpA	7,920	50,654
DiaSorin SpA	1,040	49,833
Geox SpA	5,355	27,183
Gruppo Coin SpA[a]	7,175	73,482
Gruppo Editoriale L’Espresso SpA[a]	14,560	35,532
Hera SpA	35,375	82,400
Impregilo SpA[a]	12,885	39,350
Indesit Co. SpA	3,660	40,193
Interpump Group SpA[a]	9,445	74,457
KME Group SpA[a]	24,150	11,340
Piaggio & C. SpA	16,270	51,360
Prelios SpA[a]	22,515	16,514
Premafin Finanziaria SpA[a,b]	33,110	33,319
Prysmian SpA	4,270	86,291
SAES Getters SpA[a]	1,850	13,975
Seat Pagine Gialle SpA[a]	36,125	4,185
Societa Cattolica di Assicurazioni Scrl	2,225	58,996
Societa Iniziative Autostradali e Servizi SpA	5,670	60,984
Sorin SpA[a]	30,805	77,625
Tiscali SpA[a,b]	71,713	8,809

		1,324,705

JAPAN – 17.70%
Adeka Corp.	12,500	143,568

Security	Shares	Value
Aeon Delight Co. Ltd.	500	$9,282
Akebono Brake Industry Co. Ltd.	8,500	55,401
Amano Corp.	7,000	65,788
AS ONE Corp.	1,000	21,409
Bank of Okinawa Ltd. (The)	2,500	98,407
Best Denki Co. Ltd.[a]	5,000	15,379
Chuetsu Pulp & Paper Co. Ltd.	10,000	18,552
CMK Corp.	3,000	15,745
Colowide Co. Ltd.	5,000	29,354
CSK Holdings Corp.[a]	4,000	17,039
Dai Nippon Toryo Co. Ltd.[a]	15,000	23,435
Daibiru Corp.	4,500	38,393
Daiei Inc. (The)[a]	2,500	9,154
Daifuku Co. Ltd.	5,000	36,373
Daihen Corp.	10,000	45,283
Daio Paper Corp.	5,000	35,152
Daiseki Co. Ltd.	1,500	28,341
Daisyo Corp.	1,500	20,597
Daiwabo Holdings Co. Ltd.	5,000	13,182
Denyo Co. Ltd.	1,500	12,523
Doutor Nichires Holdings Co. Ltd.	7,000	92,359
Duskin Co. Ltd.	3,500	66,685
eAccess Ltd.[b]	95	57,628
EDION Corp.	4,000	35,543
Eighteenth Bank Ltd. (The)	20,000	60,051
Eiken Chemical Co. Ltd.	500	6,536
ESPEC Corp.	4,500	35,207
Foster Electric Co. Ltd.	2,000	53,753
FP Corp.	1,000	59,624
Fuji Soft Inc.	2,500	42,445
Furukawa Co. Ltd.[a]	25,000	30,514
Furuno Electric Co. Ltd.	4,500	23,343
Futaba Industrial Co. Ltd.[a]	4,000	29,879
Fuyo General Lease Co. Ltd.	2,000	70,865
GEO Corp.	45	51,739
GMO Internet Inc.	3,500	19,651
Goldcrest Co. Ltd.	1,450	38,900
Gourmet Kineya Co. Ltd.	5,000	29,782
Hanwa Co. Ltd.	15,000	72,501
Heiwa Real Estate Co. Ltd.	17,500	53,613
Hitachi Kokusai Electric Inc.	5,000	43,818
Hitachi Zosen Corp.	32,500	49,585
Hogy Medical Co. Ltd.	1,000	45,771

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Honeys Co. Ltd.	2,400	$30,553
HORIBA Ltd.	2,000	55,193
Hoshizaki Electric Co. Ltd.	2,000	37,837
Hosiden Corp.	4,500	47,290
Inaba Denki Sangyo Co. Ltd.	4,500	126,163
Iseki & Co. Ltd.[a,b]	5,000	14,097
Ishihara Sangyo Kaisha Ltd.[a]	5,000	6,896
Japan Airport Terminal Co. Ltd.	4,000	59,954
Japan Digital Laboratory Co. Ltd.	7,500	81,197
Japan Securities Finance Co. Ltd.	6,500	47,602
Japan Transcity Corp.	15,000	56,573
JBCC Holdings Inc.	2,000	13,011
Joshin Denki Co. Ltd.	5,000	47,846
Juki Corp.[a]	10,000	19,895
JVC KENWOOD Holdings Inc.[a]	4,500	19,608
K’s Holdings Corp.	3,000	83,779
Kadokawa Group Holdings Inc.	2,500	66,612
Kakaku.com Inc.	5	28,286
Kanematsu Corp.[a]	35,000	35,884
Kayaba Industry Co. Ltd.	10,000	79,336
Kenedix Inc.[a]	65	16,446
Kisoji Co. Ltd.	6,000	124,570
Kiyo Holdings Inc.	60,000	82,754
Komori Corp.	3,500	39,174
Kourakuen Corp.	2,000	30,270
Kureha Corp.	20,000	117,173
Kyoei Steel Ltd.	1,000	14,342
Kyoritsu Maintenance Co. Ltd.	1,500	25,961
Kyowa Exeo Corp.	5,000	49,066
Makino Milling Machine Co. Ltd.[a]	5,000	42,231
Mars Engineering Corp.	1,000	17,381
Marusan Securities Co. Ltd.	7,500	41,835
Matsuya Co. Ltd.[a,b]	2,000	14,915
Megachips Corp.	1,500	31,124
Meitec Corp.[a]	4,000	79,971
Mikuni Coca-Cola Bottling Co. Ltd.	14,500	132,027
Mitsubishi Paper Mills Ltd.[a]	40,000	49,310
Mitsubishi Steel Manufacturing Co. Ltd.	10,000	31,856
Nachi-Fujikoshi Corp.	15,000	68,473
Nagaileben Co. Ltd.	1,000	25,888
Net One Systems Co. Ltd.	15	23,691
Nichi-Iko Pharmaceutical Co. Ltd.	1,500	42,384

Security	Shares	Value
Nifco Inc.	4,000	$107,116
Nihon Dempa Kogyo Co. Ltd.	1,500	27,554
Nihon Kohden Corp.	3,000	64,775
Nihon Unisys Ltd.	4,500	34,053
Nippon Carbon Co. Ltd.	10,000	30,148
Nippon Chemiphar Co. Ltd.	5,000	17,820
Nippon Coke & Engineering Co. Ltd.	15,000	31,307
Nippon Denko Co. Ltd.	5,000	37,471
Nippon Yakin Kogyo Co. Ltd.[a]	5,000	14,647
Nissin Kogyo Co. Ltd.	3,000	54,156
NOF Corp.	20,000	104,479
Noritz Corp.	5,500	92,506
Oenon Holdings Inc.	5,000	12,328
Oita Bank Ltd. (The)	15,000	56,939
Okumura Corp.	20,000	75,918
Onoken Co. Ltd.	3,500	31,014
Orient Corp.[a]	12,500	14,799
Osaki Electric Co. Ltd.	5,000	46,869
OSG Corp.	5,000	74,149
Parco Co. Ltd.	5,000	47,663
Pioneer Corp.[a]	11,000	47,528
Right On Co. Ltd.	2,000	10,326
Ringer Hut Co. Ltd.[b]	4,000	53,656
Round One Corp.	3,000	16,185
Ryosan Co. Ltd.	4,500	122,757
Sagami Chain Co. Ltd.[a]	5,000	28,439
Saibu Gas Co. Ltd.	10,000	25,510
Saizeriya Co. Ltd.	3,500	69,120
San-Ai Oil Co. Ltd.	5,000	25,632
Sanken Electric Co. Ltd.	10,000	53,704
Sankyu Inc.	15,000	66,276
Sanshin Electronics Co. Ltd.	2,000	17,283
Sanyo Special Steel Co. Ltd.	10,000	62,004
Seiko Holdings Corp.[a]	5,000	17,027
Senshukai Co. Ltd.	1,500	9,282
Shibaura Mechatronics Corp.[a]	5,000	19,285
Shin Nippon Biomedical Laboratories Ltd.	2,000	9,423
Ship Healthcare Holdings Inc.	500	5,883
Shoei Co. Ltd.	2,500	22,275
Showa Corp.[a]	5,500	41,285
Sinfonia Technology Co. Ltd.	5,000	17,149
Star Micronics Co. Ltd.	2,500	27,035

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Sumitomo Warehouse Co. Ltd. (The)	15,000	$79,641
Tadano Ltd.	10,000	52,118
Tamura Corp.	10,000	29,659
Telepark Corp.	30	53,680
Toa Oil Co. Ltd.	10,000	12,816
Toagosei Co. Ltd.	25,000	125,107
TOC Co. Ltd.	10,000	43,818
Toho Bank Ltd. (The)	30,000	95,203
Toho Holdings Co. Ltd.	3,000	40,608
Toho Zinc Co. Ltd.	10,000	50,165
Tokai Tokyo Financial Holdings Inc.	15,000	53,643
Tokyo Dome Corp.[a]	10,000	24,167
Tokyo Kikai Seisakusho Ltd.[a]	10,000	9,276
Tokyo Ohka Kogyo Co. Ltd.	5,000	110,216
Tokyo Tomin Bank Ltd. (The)	2,000	27,267
Topcon Corp.	6,000	32,149
Toyo Electric Manufacturing Co. Ltd.	5,000	30,453
Toyo Tanso Co. Ltd.	1,000	54,803
Trans Cosmos Inc.	3,500	34,517
Wacom Co. Ltd.	15	25,027
Yachiyo Bank Ltd. (The)	1,500	48,279
Yamanashi Chuo Bank Ltd. (The)	20,000	101,062
Yodogawa Steel Works Ltd.	20,000	88,612
Zensho Co. Ltd.	4,500	46,412

		6,892,076

NETHERLANDS – 2.79%
Aalberts Industries NV	3,860	76,470
ASM International NVa	2,785	101,088
BinckBank NV	2,975	51,881
Crucell NVa	2,840	95,394
CSM NV CVA	3,487	114,593
Draka Holding NVa	1,395	34,713
Eurocommercial Properties NV	1,100	50,212
Imtech NV	3,155	115,988
KAS Bank NV CVA	3,250	50,996
Koninklijke BAM Groep NV	5,374	35,085
Koninklijke Wessanen NVa	6,640	25,125
Mediq NV	3,728	68,437
Nutreco NV	1,195	85,178
TomTom NVa,b	2,185	21,608
USG People NVa	2,042	43,114
Wavin NVa	975	13,568

Security	Shares	Value
Wereldhave NV	1,045	$102,165

		1,085,615

NEW ZEALAND – 0.85%
Fisher & Paykel Appliances Holdings Ltd.[a]	34,145	14,780
Freightways Ltd.	29,965	75,275
Goodman Property Trust	111,760	80,338
Infratil Ltd.	47,135	68,494
New Zealand Oil & Gas Ltd.	23,725	15,587
Nuplex Industries Ltd.	7,590	21,179
Tower Ltd.	35,870	54,065

		329,718

NORWAY – 3.10%
Aker ASA Class A	1,000	26,229
Algeta ASA[a]	2,000	41,725
Atea ASA	5,436	53,645
BW Offshore Ltd.[a]	14,740	37,769
DNO International ASA[a]	34,280	57,450
EDB Business Partner ASA[a]	8,315	21,594
Fred Olsen Energy ASA	1,060	45,953
Frontline Ltd.	2,390	61,240
Golar LNG Ltd.	500	8,873
Marine Harvest ASA	81,455	91,666
Norske Skogindustrier ASA[a,b]	15,595	57,780
Norwegian Energy Co. ASA[a]	7,500	24,541
Norwegian Property ASA[a]	21,610	38,162
Petroleum Geo-Services ASA[a]	6,070	89,853
Pronova Biopharma ASA[a]	12,500	20,559
Prosafe SE	10,755	80,086
Schibsted ASA	2,585	77,560
Sevan Marine ASA[a]	25,000	26,467
Songa Offshore SEa	1,000	5,506
Subsea 7 SA	8,172	198,784
TGS-NOPEC Geophysical Co. ASA	3,710	87,420
Tomra Systems ASA	8,520	55,611

		1,208,473

PORTUGAL – 0.33%
Banif SGPS SA Registered	10,485	13,369
Impresa SGPS SAa	8,220	12,622
Mota-Engil SGPS SA	13,025	35,482
Sonae Industria SGPS SAa	9,745	24,115

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Sonae SGPS SA	36,930	$41,619

		127,207

SINGAPORE – 2.89%
Ascott Residence Trust[b]	26,000	24,172
Banyan Tree Holdings Ltd.[a]	45,000	38,672
Biosensors International Group Ltd.[a]	65,000	56,367
Cambridge Industrial Trust	57,200	23,237
CapitaRetail China Trust	45,000	44,297
CDL Hospitality Trusts	40,000	65,625
CH Offshore Ltd.	90,000	34,102
China Fishery Group Ltd.	43,200	74,587
China Hongxing Sports Ltd.	165,000	19,980
China Sky Chemical Fibre Co. Ltd.[a]	100,000	16,406
China XLX Fertiliser Ltd.[b]	35,000	13,672
CitySpring Infrastructure Trust	95,000	41,934
First Ship Lease Trust	25,000	8,398
Fortune REIT	15,000	7,870
Frasers Commercial Trust	205,000	27,227
Goodpack Ltd.	15,000	25,664
Hi-P International Ltd.	15,000	13,008
Hyflux Ltd.	22,500	39,199
Indofood Agri Resources Ltd.[a]	15,000	29,180
Jurong Technologies Industrial Corp. Ltd.[c]	60,000	5
k1 Ventures Ltd.	440,000	51,562
Kim Eng Holdings Ltd.	20,737	49,412
KS Energy Services Ltd.[a]	30,000	25,078
Mapletree Logistics Trust	48,600	35,501
Midas Holdings Ltd.[b]	50,000	36,133
Oceanus Group Ltd.[a]	50,000	11,523
Parkway Life REIT	20,000	27,969
Raffles Education Corp. Ltd.[a,b]	145,000	34,551
Singapore Airport Terminal Services Ltd.	10,000	21,719
Sound Global Ltd.[a]	25,000	14,453
Straits Asia Resources Ltd.[b]	25,000	50,781
Suntec REIT	95,000	115,039
Swiber Holdings Ltd.[a]	5,000	3,711
Tat Hong Holdings Ltd.	60,000	43,125

		1,124,159

SPAIN – 2.55%
Abengoa SAb	1,870	52,160

Security	Shares	Value
Almirall SA	2,885	$33,462
Banco Pastor SA	3,984	23,023
Bolsas y Mercados Espanoles	2,265	64,016
Caja de Ahorros del Mediterraneo	4,325	38,127
Codere SAa	3,140	39,175
Construcciones y Auxiliar de Ferrocarriles SA	150	81,509
Ebro Puleva SA	5,002	104,443
FAES FARMA SA	8,526	33,723
Grupo Catalana Occidente SA	2,425	50,070
Grupo Empresarial ENCE SAa	6,765	22,491
Miquel y Costas & Miquel SA	2,000	60,543
NH Hoteles SAa	2,658	15,743
Obrascon Huarte Lain SA	2,197	70,664
Papeles y Cartones de Europa SAa	9,354	47,065
Prosegur Compania de Seguridad SA	1,440	83,905
Sol Melia SA	785	8,292
Tecnicas Reunidas SA	460	28,418
Tubacex SAa	6,580	24,177
Tubos Reunidos SAa	390	989
Viscofan SA	2,105	76,593
Zeltia SAa	8,620	33,091

		991,679

SWEDEN – 4.30%
Active Biotech ABa	3,000	72,314
Avanza Bank Holding AB	2,585	97,487
Axis Communications AB	2,000	41,522
Billerud AB	5,650	56,015
Castellum AB	7,725	108,062
D. Carnegie & Co. ABc	3,396	–
Elekta AB Class B	2,645	107,277
Eniro ABa	294	1,330
Fabege AB	6,185	67,811
Hakon Invest AB	3,090	53,100
Hexagon AB Class B	8,640	186,364
Hoganas AB Class B	1,110	43,673
Hufvudstaden AB Class A	4,050	45,600
JM AB	3,000	69,632
Kungsleden AB	6,510	62,516
Lindab International ABa	4,000	56,732
Lundin Petroleum ABa	7,790	97,402
Meda AB Class A	7,500	62,109

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
NCC AB Class B	2,000	$46,841
Nibe Industrier AB Class B	1,960	30,938
Niscayah Group AB	15,680	31,456
Peab AB	7,150	60,600
Q-Med AB	4,195	49,418
SAS ABa	9,963	37,805
TradeDoubler ABa	1,500	10,264
Trelleborg AB Class B	9,000	104,623
Wihlborgs Fastigheter AB	2,555	73,309

		1,674,200

SWITZERLAND – 6.05%
Aryzta AG	3,070	135,751
Bank Sarasin & Compagnie AG Class B Registered	995	45,956
Banque Cantonale Vaudoise Registered	140	78,668
Barry Callebaut AG Registered[a]	55	44,221
Basler Kantonalbank Participation Certificates	815	125,071
BB BIOTECH AG Registered	1,450	97,603
Bucher Industries AG Registered	435	84,718
Clariant AG Registered[a]	5,253	93,192
Dufry AG Registered[a]	461	55,488
EMS-Chemie Holding AG Registered	480	80,966
Forbo Holding AG Registered	125	81,945
Galenica Holding AG Registered	175	96,472
Georg Fischer AG Registered[a]	120	65,003
Helvetia Holding AG	255	104,684
Kaba Holding AG Class B Registered	190	76,837
Kudelski SA Bearer	2,355	53,258
Kuoni Reisen Holding AG Class B Registered	140	64,402
Logitech International SA Registered[a]	5,620	105,803
Meyer Burger Technology AGa	1,220	37,847
Mobimo Holding AG Registered[a]	465	100,210
OC Oerlikon Corp. AG Registered[a]	4,600	28,100
Panalpina Welttransport Holding AG Registered[a]	545	69,832
Partners Group Holding AG	330	57,491
Petroplus Holdings AGa	1,560	25,683
PSP Swiss Property AG Registered[a]	1,678	131,701
Rieter Holding AG Registered[a]	45	17,097

Security	Shares	Value
Schmolz + Bickenbach AG Registered[a]	850	$7,915
Sulzer AG Registered	995	138,293
Swiss Prime Site AG Registered[a]	1,110	80,978
Temenos Group AG Registered[a]	1,295	50,992
Valiant Holding	130	19,203
Valora Holding AG Registered	130	44,410
Vontobel Holding AG Registered	1,415	54,889

		2,354,679

UNITED KINGDOM – 19.93%
Aberdeen Asset Management PLC	22,595	80,526
Afren PLC[a]	26,400	61,400
Amlin PLC	14,935	93,392
Aquarius Platinum Ltd.	13,235	74,176
Ashmore Group PLC	6,755	37,761
Ashtead Group PLC	24,705	65,688
AVEVA Group PLC	2,985	78,986
Babcock International Group PLC	8,350	77,172
Balfour Beatty PLC	19,571	105,172
Barratt Developments PLC[a]	29,370	43,351
Bellway PLC	5,035	49,397
Berkeley Group Holdings PLC (The) Units[a]	3,825	54,191
Bodycote PLC	7,256	33,333
Bovis Homes Group PLC[a]	6,840	47,932
Britvic PLC	9,480	68,118
BTG PLC[a]	9,235	33,238
Carillion PLC	20,195	124,311
Carpetright PLC	3,035	35,463
Catlin Group Ltd.	11,335	67,177
Cattles PLC[a,b,c]	22,848	4
Centamin Egypt Ltd.[a]	22,310	48,743
Charter International PLC	4,710	60,920
Chemring Group PLC	1,795	96,691
Close Brothers Group PLC	6,805	92,322
Collins Stewart PLC	16,510	22,875
COLT Group SAa	7,470	17,349
Cookson Group PLC[a]	8,310	88,449
Croda International PLC	5,345	127,564
CSR PLC[a]	6,055	37,408
Dairy Crest Group PLC	6,105	37,941
De La Rue PLC	3,762	40,192
Debenhams PLC[a]	32,465	34,165

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Derwent London PLC	3,725	$93,674
DS Smith PLC	17,630	57,014
DSG International PLC[a]	110,871	36,281
Dunelm Group PLC	5,635	42,187
easyJet PLC[a]	10,605	64,379
Electrocomponents PLC	11,835	49,515
Enterprise Inns PLC[a]	15,085	25,926
Fidessa Group PLC	1,590	39,144
FirstGroup PLC	14,375	86,137
Galiform PLC[a]	28,710	53,896
Galliford Try PLC	5,387	26,964
GAME Group PLC (The)	16,415	17,616
Gem Diamonds Ltd.[a]	3,680	15,930
GKN PLC	43,005	139,075
Go-Ahead Group PLC (The)	2,045	40,781
Great Portland Estates PLC	8,525	49,185
Greene King PLC	8,295	62,739
Halfords Group PLC	10,530	68,461
Halma PLC	10,265	55,557
Henderson Group PLC	27,355	66,863
Heritage Oil PLC[a]	6,805	35,534
Hikma Pharmaceuticals PLC	5,670	73,019
Hiscox Ltd.	15,810	95,268
HMV Group PLC	28,725	10,812
Hochschild Mining PLC	4,185	32,471
Homeserve PLC	12,450	87,345
Hunting PLC	5,845	73,025
IG Group Holdings PLC	11,860	85,865
Imagination Technologies Group PLC[a]	8,405	48,479
IMI PLC	8,770	122,352
Inchcape PLC[a]	14,525	86,524
Informa PLC	13,695	94,522
Intermediate Capital Group PLC	14,325	77,967
International Personal Finance PLC	7,925	43,413
Interserve PLC	6,320	27,459
Intertek Group PLC	4,615	128,400
Investec PLC	14,685	112,598
Jardine Lloyd Thompson Group PLC	4,320	43,939
JD Wetherspoon PLC	9,525	67,709
JKX Oil & Gas PLC	5,865	27,347
John Wood Group PLC	10,885	95,370
Keller Group PLC	3,295	35,150
Kier Group PLC	1,985	39,775

Security	Shares	Value
Laird PLC	9,525	$24,701
London Stock Exchange Group PLC	6,155	83,405
Marston’s PLC	30,491	49,913
Meggitt PLC	21,505	122,282
Melrose PLC	14,877	75,062
Michael Page International PLC	11,610	99,769
Micro Focus International PLC	5,745	37,747
Misys PLC[a]	17,465	94,918
Mitchells & Butlers PLC[a]	12,540	69,236
Mondi PLC	11,290	92,227
Morgan Crucible Co. PLC (The)	10,520	45,799
N Brown Group PLC	10,285	46,654
National Express Group PLC[a]	16,900	66,185
Northern Foods PLC	28,195	33,645
Northumbrian Water Group PLC	11,735	55,544
Pace PLC	9,040	27,628
PartyGaming PLC[a]	9,315	28,468
Pennon Group PLC	8,525	82,339
Persimmon PLC	9,420	61,652
Petropavlovsk PLC	4,630	75,867
Premier Farnell PLC	18,500	85,934
Premier Foods PLC[a]	62,921	21,467
Premier Oil PLC[a]	3,705	120,233
Punch Taverns PLC[a]	17,950	19,723
QinetiQ Group PLC[a]	17,855	37,923
Rathbone Brothers PLC	3,630	66,807
Redrow PLC[a]	11,990	22,796
Regus PLC	23,260	37,518
Rightmove PLC	3,305	44,256
Rotork PLC	2,355	61,863
RPS Group PLC	10,450	34,849
Savills PLC	9,055	50,865
SDL PLC[a]	4,105	40,372
Shaftesbury PLC	11,267	79,136
Shanks Group PLC	13,240	24,685
SIG PLC[a]	13,023	30,413
SOCO International PLC[a]	9,340	54,456
Spectris PLC	5,085	109,956
Spirax-Sarco Engineering PLC	2,095	60,805
Spirent Communications PLC	30,105	66,737
Stagecoach Group PLC	22,520	75,714
Taylor Wimpey PLC[a]	84,535	46,958
Travis Perkins PLC	9,084	147,249

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE DEVELOPED SMALL CAP EX-NORTH AMERICA INDEX FUND

January 31, 2011

Security	Shares	Value
Trinity Mirror PLC[a]	10,680	$14,284
Tullett Prebon PLC	9,500	59,041
Ultra Electronics Holdings PLC	1,855	53,037
UNITE Group PLC[a]	8,170	26,565
Victrex PLC	4,425	102,064
W.S. Atkins PLC	3,765	41,460
Weir Group PLC (The)	6,560	166,439
Wellstream Holdings PLC	2,910	36,543
WH Smith PLC	8,436	62,562
Xchanging PLC	6,445	11,691
Yell Group PLC[a]	19,055	3,357

		7,761,873

TOTAL COMMON STOCKS
(Cost: $37,287,853)		38,749,862

PREFERRED STOCKS – 0.20%

GERMANY – 0.20%
ProSiebenSat.1 Media AG	2,505	77,050

		77,050

TOTAL PREFERRED STOCKS
(Cost: $5,954)		77,050

RIGHTS – 0.00%

BELGIUM – 0.00%
Agfa-Gevaert NVa	3,166	9

		9

TOTAL RIGHTS
(Cost: $0)		9

WARRANTS – 0.00%

HONG KONG – 0.00%
HKC (Holdings) Ltd. (Expires 5/26/11)[a,b]	15,378	44
New Times Energy Corp. Ltd. (Expires 6/24/11)[a]	34,285	114

		158

TOTAL WARRANTS
(Cost: $0)		158

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.93%

MONEY MARKET FUNDS – 1.93%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[d,e,f]	647,998	$647,998
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	92,402	92,402
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	12,910	12,910

		753,310

TOTAL SHORT-TERM INVESTMENTS
(Cost: $753,310)		753,310

TOTAL INVESTMENTS IN SECURITIES – 101.65%
(Cost: $38,047,117)		39,580,389

Other Assets, Less Liabilities – (1.65)%		(643,766)

NET ASSETS – 100.00%		$38,936,623

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.35%

AUSTRALIA – 3.33%
Alumina Ltd.	135,424	$321,342
Amcor Ltd.	36,064	247,376
AMP Ltd.[a]	277,104	1,478,059
Asciano Group[b]	122,176	195,504
ASX Ltd.	46,000	1,713,404
Australia and New Zealand Banking Group Ltd.	143,152	3,378,243
Bendigo and Adelaide Bank Ltd.	19,504	190,177
BHP Billiton Ltd.	193,212	8,523,982
BlueScope Steel Ltd.	291,824	616,811
Boral Ltd.	37,261	179,059
Brambles Ltd.	213,072	1,525,267
Coca-Cola Amatil Ltd.	15,456	173,204
Commonwealth Bank of Australia	70,288	3,676,247
CSL Ltd.	54,832	2,034,178
Fortescue Metals Group Ltd.[b]	146,832	933,978
Foster’s Group Ltd.	420,624	2,369,396
Goodman Group	282,256	187,137
GPT Group	63,664	187,880
James Hardie Industries SEb	32,384	201,470
Macquarie Group Ltd.	36,432	1,475,428
Mirvac Group	134,320	166,057
National Australia Bank Ltd.	95,312	2,343,343
Newcrest Mining Ltd.	55,338	2,040,260
Orica Ltd.	71,040	1,795,461
Origin Energy Ltd.	53,728	880,103
OZ Minerals Ltd.	204,608	332,511
QBE Insurance Group Ltd.	76,912	1,341,922
Rio Tinto Ltd.	38,334	3,212,307
Santos Ltd.	97,152	1,308,586
SP AusNet	186,576	163,694
Stockland Corp. Ltd.	67,344	241,711
Suncorp-Metway Ltd.	168,932	1,451,825
Telstra Corp. Ltd.	372,784	1,040,664
Transurban Group	42,320	220,248
Wesfarmers Ltd.	81,696	2,771,775
Westfield Group	119,232	1,169,723
Westfield Retail Trust[b]	119,232	315,017
Westpac Banking Corp.	134,320	3,078,753
Woodside Petroleum Ltd.	48,225	2,002,065

Security	Shares	Value
Woolworths Ltd.	82,800	$2,204,128
WorleyParsons Ltd.	6,992	192,749

		57,881,044

AUSTRIA – 0.20%
Erste Group Bank AG	23,920	1,200,272
IMMOFINANZ AGb	46,000	203,072
OMV AG	16,220	720,499
Telekom Austria AG	25,814	356,033
voestalpine AG	23,184	1,041,761

		3,521,637

BELGIUM – 0.31%
Ageas	76,176	216,290
Anheuser-Busch InBev NV	62,268	3,450,204
Groupe Bruxelles Lambert SA	15,456	1,393,041
KBC Groep NVb	5,888	236,159

		5,295,694

BRAZIL – 0.80%
BRF – Brasil Foods SA SP ADR	36,489	607,542
Companhia Siderurgica Nacional SA SP ADR	70,018	1,194,507
Embraer SA SP ADR	18,032	595,056
Gafisa SA SP ADR	37,168	465,343
Itau Unibanco Holding SA SP ADR	213,533	4,590,960
OGX Petroleo e Gas Participacoes SA SP ADR[b]	73,600	765,440
Petroleo Brasileiro SA SP ADR	91,795	3,371,630
Vale SA SP ADR	64,772	2,256,009

		13,846,487

CANADA – 4.61%
Agnico-Eagle Mines Ltd.	3,312	226,948
Agrium Inc.	7,360	650,976
Bank of Montreal	40,480	2,338,350
Bank of Nova Scotia	55,200	3,115,813
Barrick Gold Corp.	62,192	2,951,516
Bombardier Inc. Class B	42,320	241,164
Brookfield Asset Management Inc. Class A	59,984	1,960,987
Brookfield Properties Corp.	11,040	193,924
Cameco Corp.	46,368	1,924,255
Canadian Imperial Bank of Commerce	30,176	2,300,948
Canadian National Railway Co.	43,792	2,972,296

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Canadian Natural Resources Ltd.	73,600	$3,285,419
Canadian Pacific Railway Ltd.	26,496	1,779,291
Canadian Tire Corp. Ltd. Class A	2,944	183,365
Cenovus Energy Inc.	37,275	1,289,393
Centerra Gold Inc.	1,840	29,561
Eldorado Gold Corp.	31,648	509,089
Enbridge Inc.	46,736	2,712,814
EnCana Corp.	37,540	1,211,113
First Quantum Minerals Ltd.	4,048	468,844
Fortis Inc.	5,888	203,085
Gildan Activewear Inc.[b]	5,888	173,241
Goldcorp Inc.	54,096	2,173,575
Husky Energy Inc.	35,328	953,618
IAMGOLD Corp.	67,712	1,288,914
Imperial Oil Ltd.	30,544	1,363,449
Inmet Mining Corp.	3,312	247,179
Ivanhoe Mines Ltd.[b]	44,592	1,239,794
Kinross Gold Corp.	93,643	1,557,830
Magna International Inc. Class A	8,832	516,278
Manulife Financial Corp.	83,168	1,450,919
National Bank of Canada	5,888	410,939
Nexen Inc.	55,936	1,406,439
Niko Resources Ltd.	1,840	179,355
Osisko Mining Corp.[b]	8,096	107,731
Pacific Rubiales Energy Corp.	22,816	788,324
Penn West Petroleum Ltd.	69,552	1,904,553
Potash Corp. of Saskatchewan Inc.	18,400	3,263,344
Power Corp. of Canada	55,568	1,499,405
Research In Motion Ltd.[b]	33,120	1,953,260
Rogers Communications Inc. Class B	44,184	1,544,728
Royal Bank of Canada	66,608	3,574,624
Shaw Communications Inc. Class B	87,952	1,858,841
Sherritt International Corp.	24,348	212,748
Silver Wheaton Corp.[b]	26,864	829,622
Sino-Forest Corp. Class Ab	10,672	232,378
SNC-Lavalin Group Inc.	37,904	2,223,272
Sun Life Financial Inc.	39,376	1,240,428
Suncor Energy Inc.	103,408	4,286,224
Talisman Energy Inc.	99,728	2,287,188
Teck Resources Ltd. Class B	48,208	2,923,084
Thomson Reuters Corp.	21,054	841,949
Toronto-Dominion Bank (The)	44,160	3,309,406

Security	Shares	Value
TransCanada Corp.	47,472	$1,734,668

		80,126,458

CHILE – 0.23%
Banco Santander (Chile) SA SP ADR	4,439	376,782
Corpbanca SA SP ADR	1,954	155,871
LAN Airlines SA SP ADR[a]	106,879	2,997,956
Sociedad Quimica y Minera de Chile SA Series B SP ADR	8,113	433,883

		3,964,492

CHINA – 2.26%
Bank of China Ltd. Class H	4,416,000	2,294,173
Belle International Holdings Ltd.	368,000	629,717
China Communications Construction Co. Ltd. Class H	736,000	594,786
China Construction Bank Corp. Class H	3,502,260	3,077,379
China COSCO Holdings Co. Ltd. Class Ha,b	736,000	793,992
China Dongxiang (Group) Co. Ltd.	368,000	160,498
China Life Insurance Co. Ltd. Class H	736,000	2,860,636
China Mengniu Dairy Co. Ltd.	368,000	1,026,713
China Merchants Bank Co. Ltd. Class H	184,000	433,344
China Mobile Ltd.	368,000	3,615,919
China Petroleum & Chemical Corp. Class H	1,472,000	1,621,971
China Shenhua Energy Co. Ltd. Class H	368,000	1,494,045
China Shipping Container Lines Co. Ltd. Class Hb	2,208,000	1,019,632
China Travel International Investment Hong Kong Ltd.[a,b]	2,944,000	649,544
CNOOC Ltd.	1,472,000	3,247,718
CNPC (Hong Kong) Ltd.	736,000	1,074,391
Dongfang Electric Corp. Ltd. Class H	73,600	312,026
Fosun International Ltd.[a]	920,000	722,240
Fushan International Energy Group Ltd.[a]	736,000	498,487
GCL Poly Energy Holdings Ltd.[b]	368,000	171,355

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
GOME Electrical Appliances Holdings Ltd.[a,b]	736,000	$278,511
Guangdong Investment Ltd.	736,000	375,753
Industrial and Commercial Bank of China Ltd. Class H	4,490,260	3,340,732
Lee & Man Paper Manufacturing Ltd.	736,000	509,816
Lonking Holdings Ltd.	736,000	429,567
Parkson Retail Group Ltd.[a]	184,000	313,443
PetroChina Co. Ltd. Class H	1,472,000	2,043,041
Ping An Insurance (Group) Co. of China Ltd. Class H	210,500	2,085,896
Shimao Property Holdings Ltd.	368,000	558,910
Sino-Ocean Land Holdings Ltd.[a]	368,000	244,995
Tencent Holdings Ltd.	73,600	1,907,090
Want Want China Holdings Ltd.	1,104,000	917,669

		39,303,989

COLOMBIA – 0.08%
Bancolombia SA SP ADR	23,920	1,397,885

		1,397,885

CZECH REPUBLIC – 0.16%
CEZ AS	25,048	1,179,866
Komercni Banka AS	6,630	1,582,499

		2,762,365

DENMARK – 0.35%
Carlsberg A/S Class B	8,096	807,739
Danske Bank A/Sb	51,788	1,390,538
DSV A/S	15,824	330,885
Novo Nordisk A/S Class B	28,336	3,197,082
Novozymes A/S Class B	2,944	407,964

		6,134,208

EGYPT – 0.06%
Orascom Construction Industries Co. SP GDR	18,506	616,065
Orascom Telecom Holding SAE SP GDR[a,b,c]	162,340	500,007

		1,116,072

FINLAND – 0.47%
Fortum OYJ	44,528	1,373,577
Metso OYJ	33,488	1,789,650
Nokia OYJ	149,040	1,597,890

Security	Shares	Value
Sampo OYJ Class A	52,256	$1,540,323
UPM-Kymmene OYJ	88,320	1,821,143

		8,122,583

FRANCE – 3.95%
Accor SA	25,024	1,145,883
Alcatel-Lucent[b]	307,648	1,029,156
ALSTOM	16,192	904,951
Aperam[b]	2,275	93,415
ArcelorMittal	45,500	1,659,944
AXA	75,808	1,606,800
BNP Paribas	51,152	3,829,063
Bouygues SA	25,760	1,201,129
Cap Gemini SA	26,864	1,355,547
Carrefour SA	32,384	1,588,798
Compagnie de Saint-Gobain	31,659	1,836,877
Compagnie Generale de Geophysique-Veritas[b]	30,544	927,968
Compagnie Generale des Etablissements Michelin Class B	23,434	1,708,246
Credit Agricole SA	82,432	1,219,423
Danone SA	34,268	2,066,712
Edenred SAb	24,817	594,231
Essilor International SA	24,656	1,650,449
France Telecom SA	100,096	2,189,529
GDF Suez	52,634	2,090,870
Groupe Eurotunnel SA	2,625	25,523
L’Air Liquide SA	15,254	1,907,913
L’Oreal SA	14,720	1,711,358
Lafarge SA	13,314	789,920
LVMH Moet Hennessy Louis Vuitton SA	17,296	2,704,445
Pernod Ricard SA	20,288	1,936,747
PPR SA	9,936	1,590,397
PSA Peugeot Citroen SAb	24,656	1,034,890
Renault SAb	22,816	1,494,749
Sanofi-Aventis	55,200	3,774,498
Schneider Electric SA	16,192	2,528,491
SES SA FDR	69,552	1,678,261
Societe Generale	29,072	1,882,479
Suez Environnement SA	20,625	426,556
Technip SA	19,872	1,933,542
Total SA	121,072	7,090,247

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Unibail-Rodamco SE	7,360	$1,406,623
Vallourec SA	16,928	1,841,345
Veolia Environnement	23,184	725,657
Vinci SA	27,232	1,578,713
Vivendi SA	65,872	1,890,650

		68,651,995

GERMANY – 3.23%
Adidas AG	31,648	1,973,783
Allianz SE Registered	26,128	3,634,088
BASF SE	41,216	3,174,569
Bayer AG	43,056	3,179,342
Bayerische Motoren Werke AG	33,856	2,603,040
Commerzbank AGb	89,056	679,463
Daimler AG Registered[b]	58,880	4,312,299
Deutsche Bank AG Registered	47,993	2,840,516
Deutsche Boerse AG	13,616	1,033,434
Deutsche Post AG Registered	64,400	1,182,235
Deutsche Telekom AG Registered	141,312	1,886,627
E.ON AG	91,632	3,059,027
Fresenius Medical Care AG & Co. KGaA	31,280	1,832,684
HeidelbergCement AG	10,672	698,352
Infineon Technologies AGb	64,768	685,601
K+S AG	22,080	1,634,367
Lanxess AG	5,152	374,995
Linde AG	14,720	2,148,279
MAN SE	13,984	1,618,888
Merck KGaA	11,776	1,009,056
METRO AG	20,240	1,427,132
Muenchener Rueckversicherungs- Gesellschaft AG Registered	12,512	1,962,411
RWE AG	25,024	1,804,938
SAP AG	55,936	3,237,777
Siemens AG Registered	51,152	6,566,211
ThyssenKrupp AG	38,640	1,565,953

		56,125,067

GREECE – 0.02%
National Bank of Greece SA SP ADR	209,760	400,642

		400,642

HONG KONG – 1.41%
AIA Group Ltd.[b]	441,600	1,215,062

Security	Shares	Value
Bank of East Asia Ltd. (The)	73,600	$319,107
Bosideng International Holdings Ltd.	736,000	228,473
Brilliance China Automotive Holdings Ltd.[a,b]	736,000	552,301
Cheung Kong (Holdings) Ltd.	368,000	6,070,590
China Gas Holdings Ltd.[d]	632,000	274,827
China Shanshui Cement Group	736,000	574,959
Esprit Holdings Ltd.	149,116	706,774
Hang Lung Properties Ltd.	368,000	1,614,418
Hang Seng Bank Ltd.	73,600	1,214,118
Henderson Land Development Co. Ltd.	368,000	2,551,442
Hong Kong and China Gas Co. Ltd. (The)	789,040	1,785,417
Hong Kong Exchanges and Clearing Ltd.	36,800	844,029
KWG Property Holdings Ltd.	184,000	136,895
New World Development Co. Ltd.	368,000	696,749
Swire Pacific Ltd. Class A	184,000	2,893,679
Wharf (Holdings) Ltd. (The)	368,000	2,780,387

		24,459,227

HUNGARY – 0.12%
OTP Bank Nyrt[b]	33,252	929,100
Richter Gedeon Nyrt	5,190	1,106,176

		2,035,276

INDIA – 0.92%
Axis Bank Ltd. SP GDR[c]	26,500	723,185
Dr. Reddy’s Laboratories Ltd. SP ADR	16,333	583,741
HDFC Bank Ltd. SP ADR	17,052	2,462,479
ICICI Bank Ltd. SP ADR	56,199	2,435,665
Infosys Technologies Ltd. SP ADR	51,206	3,467,158
Larsen & Toubro Ltd. SP GDR[c]	16,569	589,856
Reliance Industries Ltd. SP GDR[e]	56,678	2,252,951
Satyam Computer Services Ltd. ADR[a,b]	62,024	170,566
Sterlite Industries (India) Ltd. SP ADR	55,568	802,958
Tata Motors Ltd. SP ADR	33,488	812,419
Wipro Ltd. SP ADR[a]	120,813	1,592,315

		15,893,293

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
INDONESIA – 0.42%
PT Aneka Tambang Tbk	1,288,000	$309,615
PT Astra International Tbk	368,000	1,988,859
PT Bank Central Asia Tbk	2,576,000	1,608,577
PT Bank Danamon Indonesia Tbk	368,000	241,998
PT Bank Mandiri Tbk	368,000	241,998
PT Bank Negara Indonesia (Persero) Tbk	652,088	232,425
PT Bank Rakyat Indonesia Tbk	368,000	197,259
PT Bumi Resources Tbk	1,840,000	554,156
PT Charoen Pokphand Indonesia Tbk	886,945	146,060
PT Indocement Tunggal Prakarsa Tbk	184,000	275,553
PT Indofood Sukses Makmur Tbk	552,000	286,737
PT International Nickel Indonesia Tbk	368,000	187,091
PT Kalbe Farma Tbk	184,000	57,449
PT Perusahaan Gas Negara Tbk	552,000	257,759
PT Semen Gresik (Persero) Tbk	184,000	157,604
PT Telekomunikasi Indonesia Tbk	184,000	153,537
PT United Tractors Tbk	184,000	434,173

		7,330,850

IRELAND – 0.08%
Bank of Ireland[b]	120,704	50,307
CRH PLC	28,704	615,287
Elan Corp. PLC[b]	74,336	506,515
Kerry Group PLC Class A	5,520	179,133

		1,351,242

ISRAEL – 0.29%
Israel Chemicals Ltd.	81,404	1,275,302
Teva Pharmaceutical Industries Ltd.	70,656	3,819,654

		5,094,956

ITALY – 1.09%
Assicurazioni Generali SpA	42,865	936,172
Atlantia SpA	47,982	1,093,318
Banco Popolare SpA[a]	119,765	426,504
Enel SpA	309,185	1,749,616
Eni SpA	99,140	2,351,431
Fiat Industrial SpA[b]	18,165	246,178
Fiat SpA	19,136	186,009
Finmeccanica SpA	101,030	1,366,421

Security	Shares	Value
Intesa Sanpaolo SpA	204,821	$682,367
Mediobanca SpA	138,368	1,400,004
Saipem SpA	44,274	2,217,964
Snam Rete Gas SpA	495,696	2,604,563
Telecom Italia SpA	717,700	1,021,357
UniCredit SpA	658,020	1,631,980
Unione di Banche Italiane ScpA	103,251	1,070,879

		18,984,763

JAPAN – 8.65%
AEON Co. Ltd.	110,400	1,390,612
AEON Credit Service Co. Ltd.	110,400	1,550,963
Aisin Seiki Co. Ltd.	36,800	1,399,146
Asahi Breweries Ltd.	73,600	1,385,222
Astellas Pharma Inc.	36,800	1,408,129
Bank of Yokohama Ltd. (The)	368,000	1,846,064
Bridgestone Corp.	75,800	1,458,084
Canon Inc.	73,600	3,615,770
Casio Computer Co. Ltd.	36,800	275,787
Chubu Electric Power Co. Inc.	73,600	1,843,369
Chugoku Electric Power Co. Inc. (The)	36,800	763,579
Dai-ichi Life Insurance Co. Ltd. (The)	368	578,523
Daiichi Sankyo Co. Ltd.	73,600	1,600,820
Daikin Industries Ltd.	36,800	1,273,829
Denso Corp.	73,600	2,712,950
Dowa Holdings Co. Ltd.	368,000	2,591,676
East Japan Railway Co.	36,800	2,434,468
Eisai Co. Ltd.	36,800	1,276,973
FUJIFILM Holdings Corp.	36,800	1,331,771
Fujitsu Ltd.	368,000	2,295,228
Hitachi Ltd.	370,000	2,023,191
Honda Motor Co. Ltd.	73,600	3,121,689
Hoya Corp.	73,600	1,737,366
ITOCHU Corp.	36,800	400,654
Japan Prime Realty Investment Corp.	368	987,711
Japan Tobacco Inc.	368	1,383,425
JFE Holdings Inc.	36,800	1,183,547
JX Holdings Inc.	220,880	1,496,258
Kansai Electric Power Co. Inc. (The)	110,400	2,735,408
Kao Corp.	36,800	963,457

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Kobe Steel Ltd.	736,000	$1,805,639
Komatsu Ltd.	110,400	3,293,270
Kyocera Corp.	36,800	3,835,860
Marubeni Corp.	368,000	2,771,341
Mitsubishi Chemical Holdings Corp.	368,000	2,569,218
Mitsubishi Corp.	73,600	2,052,679
Mitsubishi Heavy Industries Ltd.	368,000	1,459,783
Mitsubishi Motors Corp.[b]	736,000	1,024,094
Mitsubishi UFJ Financial Group Inc.	772,800	4,018,220
Mitsubishi UFJ Lease & Finance Co. Ltd.	29,440	1,194,776
Mitsui & Co. Ltd.	73,600	1,239,692
Mitsui Mining & Smelting Co. Ltd.	368,000	1,302,575
Mizuho Financial Group Inc.	1,030,600	1,987,487
Murata Manufacturing Co. Ltd.	36,800	2,793,800
NEC Corp.	394,000	1,120,493
Nippon Steel Corp.	368,000	1,257,659
Nippon Telegraph and Telephone Corp.	37,900	1,762,468
Nishi-Nippon City Bank Ltd. (The)	368,000	1,145,368
Nissan Motor Co. Ltd.	220,800	2,236,836
Nitto Denko Corp.	36,800	1,837,080
Nomura Holdings Inc.	257,600	1,568,930
NTT DoCoMo Inc.	1,104	1,974,075
ORIX Corp.	14,720	1,455,291
Panasonic Corp.	73,600	1,009,720
Rakuten Inc.[b]	368	324,296
Resona Holdings Inc.[a]	36,800	189,996
Sapporo Hokuyo Holdings Inc.	147,200	715,069
SBI Holdings Inc.	5,152	688,568
Secom Co. Ltd.	36,800	1,738,264
Senshu Ikeda Holdings Inc.	110,400	161,699
Seven & I Holdings Co. Ltd.	73,600	1,908,048
Shin-Etsu Chemical Co. Ltd.	36,800	2,075,137
SoftBank Corp.	73,600	2,535,980
Sojitz Corp.	110,400	243,896
Sony Corp.	73,600	2,541,369
Sumitomo Chemical Co. Ltd.	368,000	1,904,455
Sumitomo Corp.	147,200	2,121,850
Sumitomo Electric Industries Ltd.	147,200	2,141,614
Sumitomo Metal Industries Ltd.	736,000	1,724,789
Sumitomo Mitsui Financial Group Inc.	73,600	2,508,131

Security	Shares	Value
Sumitomo Trust and Banking Co. Ltd. (The)	368,000	$2,223,361
Suzuki Motor Corp.	73,600	1,784,079
T&D Holdings Inc.	36,800	927,524
Takeda Pharmaceutical Co. Ltd.	36,800	1,774,197
TDK Corp.	36,800	2,420,994
Terumo Corp.	36,800	1,908,947
Tokio Marine Holdings Inc.	73,600	2,197,310
Tokyo Electric Power Co. Inc. (The)	73,600	1,792,164
Tokyo Electron Ltd.	36,800	2,403,027
Toray Industries Inc.	368,000	2,443,452
Toshiba Corp.	368,000	2,178,445
Toyota Motor Corp.	184,000	7,635,787
USS Co. Ltd.	3,680	295,550
Yamada Denki Co. Ltd.	14,720	1,000,737

		150,290,758

MEXICO – 0.63%
America Movil SAB de CV Series L	920,000	2,613,378
Cemex SAB de CV CPO[b]	1,106,198	1,042,279
Fomento Economico Mexicano SAB de CV BD Units	294,400	1,558,073
Grupo Mexico SAB de CV Series B	184,000	717,072
Grupo Televisa SA CPO[b]	404,800	1,944,989
Telefonos de Mexico SAB de CV Series L	1,140,800	986,715
Wal-Mart de Mexico SAB de CV Series V	772,800	2,141,230

		11,003,736

NETHERLANDS – 1.17%
AEGON NVb	119,232	884,356
Akzo Nobel NV	24,288	1,521,257
ASML Holding NV	26,496	1,107,943
Heineken NV	26,496	1,335,525
ING Groep NV CVA[b]	211,354	2,412,014
Koninklijke Ahold NV	78,016	1,057,833
Koninklijke DSM NV	26,496	1,570,918
Koninklijke KPN NV	94,576	1,493,077
Koninklijke Philips Electronics NV	70,288	2,193,744
Reed Elsevier NV	107,456	1,401,328
TNT NV	53,022	1,436,779

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Unilever NV CVA	78,589	$2,327,841
Wolters Kluwer NV	67,712	1,554,026

		20,296,641

NORWAY – 0.32%
DnB NOR ASA	120,928	1,664,450
Orkla ASA	174,969	1,575,219
Statoil ASA	39,746	964,757
Telenor ASA	85,129	1,313,203

		5,517,629

PERU – 0.15%
Compania de Minas Buenaventura SA SP ADR	33,856	1,388,096
Credicorp Ltd.	6,256	652,251
Southern Copper Corp.	13,616	610,269

		2,650,616

PHILIPPINE ISLANDS – 0.16%
Aboitiz Power Corp.	478,400	299,743
Alliance Global Group Inc.	257,600	66,770
Ayala Land Inc.	257,600	85,498
Banco de Oro Unibank Inc.	327,520	375,661
Bank of the Philippine Islands	237,682	276,374
Jollibee Foods Corp.	147,200	249,266
Manila Electric Co.	77,280	375,146
Metropolitan Bank & Trust Co.	318,203	466,276
Philippine Long Distance Telephone Co.	7,360	408,797
SM Prime Holdings Inc.	736,000	172,160

		2,775,691

POLAND – 0.16%
Bank Handlowy w Warszawie SA	6,624	220,330
Bank Millennium SAb	155,296	270,188
Bank Pekao SA	2,944	175,525
BRE Bank SAb	368	39,006
Cyfrowy Polsat SA	31,648	174,786
Getin Holding SAb	46,736	202,874
Globe Trade Centre SAb	19,872	145,293
ING Bank Slaski SAb	736	218,637
Kernel Holding SAb	10,416	294,166
KGHM Polska Miedz SA	9,568	561,116
PBG SA	2,208	157,049
Powszechna Kasa Oszczednosci Bank Polski SA	12,144	174,236

Security	Shares	Value
TVN SA	27,968	$162,361

		2,795,567

PORTUGAL – 0.13%
BRISA – Auto-estradas de Portugal SA	131,744	960,181
Energias de Portugal SA	319,278	1,228,270

		2,188,451

RUSSIA – 0.93%
JSC MMC Norilsk Nickel SP ADR	40,521	1,027,613
LUKOIL SP ADR	33,715	2,063,358
Magnit OJSC SP GDR[c]	11,776	308,178
Mobile TeleSystems SP ADR	57,408	1,097,067
OAO Gazprom SP ADR	164,961	4,364,868
OAO NovaTek SP GDR[c]	12,144	1,369,843
OAO Tatneft SP ADR	26,143	929,384
Rushydro SP ADR[b]	41,318	204,937
Sberbank GDR[c]	4,051	1,538,435
Surgutneftegaz SP ADR	136,538	1,516,937
Uralkali SP GDR[c]	27,600	1,047,420
Wimm-Bill-Dann Foods OJSC SP ADR	18,768	620,658

		16,088,698

SINGAPORE – 0.66%
CapitaLand Ltd.[a]	736,000	2,070,000
Genting Singapore PLC[a,b]	368,000	580,750
Keppel Corp. Ltd.	369,000	3,372,891
Neptune Orient Lines Ltd.[b]	736,000	1,265,000
Singapore Exchange Ltd.	368,000	2,432,250
Singapore Telecommunications Ltd.	736,000	1,782,500

		11,503,391

SOUTH AFRICA – 0.92%
AngloGold Ashanti Ltd.	10,672	455,373
FirstRand Ltd.	598,736	1,625,260
Gold Fields Ltd.	82,432	1,295,491
Impala Platinum Holdings Ltd.	48,208	1,368,892
MMI Holdings Ltd.	93,889	214,454
MTN Group Ltd.	99,839	1,710,334
Naspers Ltd. Class N	46,736	2,427,929
Pretoria Portland Cement Co. Ltd.	9,568	41,577
Sanlam Ltd.	710,608	2,691,997
Sappi Ltd.[b]	26,864	135,667
Sasol Ltd.	37,168	1,796,798

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Standard Bank Group Ltd.	155,664	$2,281,193

		16,044,965

SOUTH KOREA – 1.53%
KB Financial Group Inc. SP ADR[b]	50,007	2,603,865
Korea Electric Power Corp. SP ADR[b]	208,058	2,648,578
KT Corp. SP ADR[b]	126,483	2,489,185
LG Display Co. Ltd. SP ADR	114,952	1,948,436
POSCO SP ADR	29,808	3,044,589
Samsung Electronics Co. Ltd. SP GDR[c]	18,400	8,038,960
Shinhan Financial Group Co. Ltd. SP ADR[b]	32,131	2,866,407
SK Telecom Co. Ltd. SP ADR	173,125	2,995,063

		26,635,083

SPAIN – 1.45%
Acciona SAa	7,728	669,503
Actividades de Construcciones y Servicios SAa	44,160	2,282,484
Banco Bilbao Vizcaya Argentaria SA	282,634	3,474,632
Banco de Sabadell SAa	236,104	1,131,002
Banco Popular Espanol SAa	180,218	1,085,170
Banco Santander SA	395,658	4,854,899
Ferrovial SA	2,208	26,212
Iberdrola SA	241,634	2,073,813
Industria de Diseno Textil SA	27,968	2,116,211
International Consolidated Airlines Group SAb	4,878	20,063
Repsol YPF SA	80,592	2,538,544
Telefonica SA	197,248	4,960,981

		25,233,514

SWEDEN – 1.27%
Atlas Copco AB Class A	113,344	2,728,611
Boliden AB	13,616	284,803
Hennes & Mauritz AB Class B	68,448	2,252,416
Hexagon AB Class B	1,840	39,689
Nordea Bank AB	204,622	2,491,645
Sandvik AB	117,760	2,318,481
Scania AB Class B	79,488	1,789,956
Skandinaviska Enskilda Banken AB Class A	27,232	247,958
Svenska Handelsbanken AB Class A	65,504	2,238,051

Security	Shares	Value
Swedbank AB Class Ab	29,808	$469,122
Telefonaktiebolaget LM Ericsson Class B	215,653	2,666,213
TeliaSonera AB	251,712	2,078,598
Volvo AB Class Bb	136,160	2,365,238

		21,970,781

SWITZERLAND – 2.90%
ABB Ltd. Registered[b]	135,171	3,206,472
Adecco SA Registered	27,651	1,799,456
Aryzta AG	4,416	195,269
Compagnie Financiere Richemont SA Class A Bearer Units	35,007	1,913,063
Credit Suisse Group AG Registered	61,866	2,779,082
GAM Holding AGb	27,250	490,103
Geberit AG Registered	1,104	234,041
Givaudan SA Registered	368	366,179
Holcim Ltd. Registered	30,240	2,127,243
Julius Baer Group Ltd.	21,362	971,196
Lindt & Spruengli AG Participation Certificates	736	1,926,062
Lonza Group AG Registered	3,312	262,063
Nestle SA Registered	201,340	10,938,548
Novartis AG Registered	117,600	6,576,789
Roche Holding AG Genusschein	42,688	6,523,702
Swatch Group AG (The) Bearer Units	1,104	444,819
Swiss Reinsurance Co. Registered	24,728	1,419,758
Syngenta AG Registered	6,320	2,045,349
UBS AG Registered[b]	214,544	3,865,514
Zurich Financial Services AG Registered	8,213	2,254,172

		50,338,880

TAIWAN – 1.37%
Advanced Semiconductor Engineering Inc. SP ADR	301,024	1,842,267
AU Optronics Corp. SP ADR[b]	200,208	1,921,997
Chunghwa Telecom Co. Ltd. SP ADR	164,232	4,905,610
Hon Hai Precision Industry Co. Ltd. SP GDR[c]	391,636	3,473,811
Siliconware Precision Industries Co. Ltd. SP ADR	310,672	2,152,957

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	563,148	$7,360,344
United Microelectronics Corp. SP ADR	665,003	2,114,710

		23,771,696

THAILAND – 0.25%
Bangkok Bank PCL NVDR	332,680	1,604,445
BEC World PCL NVDR	294,400	300,165
Charoen Pokphand Foods PCL NVDR	552,000	391,287
Glow Energy PCL NVDR	184,000	239,715
Indorama Ventures PCL NVDR	220,800	278,725
Kasikornbank PCL NVDR	408,123	1,519,150
Thai Airways International PCL NVDR	30,199	36,655

		4,370,142

TURKEY – 0.18%
Akbank TAS	42,688	200,239
Anadolu Efes Biracilik ve Malt Sanayii AS	25,392	314,401
Arcelik AS	36,800	191,443
Asya Katilim Bankasi AS	460,943	805,065
BIM Birlesik Magazalar AS	7,728	248,738
Coca-Cola Icecek AS	15,456	173,538
Turk Hava Yollari Anonim Ortakligi[b]	100,464	324,613
Turkiye Garanti Bankasi AS	103,408	460,552
Turkiye Halk Bankasi AS	20,608	162,612
Turkiye Is Bankasi AS	45,632	143,458
Turkiye Vakiflar Bankasi TAO	64,032	157,769

		3,182,428

UNITED KINGDOM – 8.34%
3i Group PLC	182,896	908,157
Anglo American PLC	64,195	3,148,996
AstraZeneca PLC	90,160	4,376,461
Aviva PLC	171,856	1,218,897
BAE Systems PLC	247,296	1,354,684
Barclays PLC	715,760	3,367,752
BG Group PLC	189,152	4,244,670
BHP Billiton PLC	126,605	4,826,393
BP PLC	1,098,480	8,530,891
British American Tobacco PLC	92,007	3,396,930
British Land Co. PLC	156,768	1,301,970

Security	Shares	Value
British Sky Broadcasting Group PLC	169,648	$2,051,590
BT Group PLC	471,040	1,324,127
Carnival PLC	30,912	1,411,129
Centrica PLC	440,128	2,255,216
Compass Group PLC	206,816	1,840,192
Diageo PLC	125,856	2,423,111
Experian PLC	196,880	2,443,983
GlaxoSmithKline PLC	286,672	5,181,812
HSBC Holdings PLC	995,096	10,848,052
Imperial Tobacco Group PLC	55,936	1,598,384
International Power PLC	241,968	1,638,656
J Sainsbury PLC	200,928	1,227,806
Johnson Matthey PLC	47,104	1,452,390
Land Securities Group PLC	102,701	1,109,562
Legal & General Group PLC	657,616	1,169,204
Lloyds Banking Group PLC[b]	2,230,816	2,257,554
Lonmin PLC	23,630	626,028
Man Group PLC	172,592	813,314
Marks & Spencer Group PLC	212,336	1,212,490
National Grid PLC	227,820	2,016,132
Old Mutual PLC	709,504	1,427,379
Pearson PLC	122,544	2,009,957
Prudential PLC	160,080	1,733,319
Reckitt Benckiser Group PLC	33,856	1,841,070
Reed Elsevier PLC	168,176	1,488,302
Rio Tinto PLC	93,901	6,437,375
Rolls-Royce Group PLC[b]	218,960	2,237,589
Royal Bank of Scotland Group PLC[b]	646,576	431,660
Royal Dutch Shell PLC Class A	202,032	7,114,452
Royal Dutch Shell PLC Class B	145,360	5,054,749
SABMiller PLC	78,752	2,549,311
Scottish & Southern Energy PLC	75,808	1,407,321
Shire PLC	86,112	2,271,706
Smith & Nephew PLC	99,728	1,108,591
Standard Chartered PLC	129,324	3,374,388
Standard Life PLC	347,760	1,277,258
Tesco PLC	449,328	2,898,277
Tullow Oil PLC	9,568	203,523
Unilever PLC	82,432	2,397,765
Vodafone Group PLC	3,147,872	8,841,332
Wm Morrison Supermarkets PLC	268,640	1,146,734
Wolseley PLC[b]	34,644	1,208,040
WPP PLC	163,392	2,021,735

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Xstrata PLC	129,321	$2,868,889

		144,927,255

UNITED STATES – 42.79%
3M Co.	41,584	3,656,065
Abbott Laboratories	85,008	3,838,961
Accenture PLC Class A	54,464	2,803,262
ACE Ltd.	32,016	1,971,865
Adobe Systems Inc.[b]	51,520	1,702,736
Advanced Micro Devices Inc.[b]	18,400	144,072
AES Corp. (The)[b]	98,624	1,222,938
Aetna Inc.	35,328	1,163,704
Aflac Inc.	29,808	1,716,345
Air Products and Chemicals Inc.	19,872	1,733,832
Akamai Technologies Inc.[b]	13,984	675,707
Alcoa Inc.	61,088	1,012,228
Allergan Inc.	28,704	2,026,789
Allstate Corp. (The)	40,480	1,260,547
Altria Group Inc.	131,744	3,097,301
Amazon.com Inc.[b]	25,024	4,245,071
American Electric Power Co. Inc.	43,792	1,562,499
American Express Co.	52,992	2,298,793
American International Group Inc.[a,b]	6,210	250,573
American Tower Corp. Class Ab	47,840	2,433,142
Ameriprise Financial Inc.	31,280	1,928,412
Amgen Inc.[b]	61,824	3,405,266
Anadarko Petroleum Corp.	32,016	2,467,793
Apache Corp.	21,712	2,591,544
Apollo Group Inc. Class Ab	16,192	668,244
Apple Inc.[b]	56,304	19,105,073
Applied Materials Inc.	104,512	1,639,793
Archer-Daniels-Midland Co.	42,320	1,382,594
AT&T Inc.	344,448	9,479,209
Automatic Data Processing Inc.	46,736	2,238,654
AvalonBay Communities Inc.	1,840	213,311
Avon Products Inc.	47,472	1,343,932
Baker Hughes Inc.	27,232	1,865,664
Bank of America Corp.	596,160	8,185,277
Bank of New York Mellon Corp. (The)	64,032	1,999,719
Baxter International Inc.	34,224	1,659,522
BB&T Corp.	56,672	1,566,414
Becton, Dickinson and Co.	15,456	1,282,075

Security	Shares	Value
Bed Bath & Beyond Inc.[b]	38,272	$1,837,056
Berkshire Hathaway Inc. Class Bb	41,952	3,429,576
Best Buy Co. Inc.	36,074	1,226,516
Biogen Idec Inc.[b]	29,072	1,903,344
BlackRock Inc.[f]	5,520	1,093,070
Boeing Co. (The)	44,528	3,093,805
Boston Properties Inc.	11,880	1,121,116
Boston Scientific Corp.[b]	121,808	850,220
Bristol-Myers Squibb Co.	113,511	2,858,207
Broadcom Corp. Class A	7,728	348,456
Bucyrus International Inc.	2,208	200,398
Bunge Ltd.	2,944	200,398
C.H. Robinson Worldwide Inc.	33,856	2,609,959
C.R. Bard Inc.	13,984	1,319,390
CA Inc.	69,552	1,655,338
Cablevision NY Group Class A	6,256	211,766
Calpine Corp.[b]	14,720	210,054
Capital One Financial Corp.	32,016	1,541,891
Cardinal Health Inc.	30,544	1,267,881
CareFusion Corp.[b]	15,160	390,067
CarMax Inc.[b]	6,624	216,274
Carnival Corp.	44,528	1,990,847
Caterpillar Inc.	32,752	3,177,272
CB Richard Ellis Group Inc. Class Ab	8,832	195,982
CBS Corp. Class B NVS	73,232	1,452,191
Celanese Corp. Series A	1,472	61,073
Celgene Corp.[b]	33,120	1,706,674
CF Industries Holdings Inc.	2,208	298,168
Charles Schwab Corp. (The)	93,104	1,680,527
Chesapeake Energy Corp.	43,792	1,293,178
Chevron Corp.	117,392	11,144,023
Chipotle Mexican Grill Inc.[b]	1,472	322,250
Chubb Corp. (The)	35,328	2,046,551
Church & Dwight Co. Inc.	5,888	405,153
CIGNA Corp.	26,128	1,097,899
Cisco Systems Inc.[b]	351,440	7,432,956
Citigroup Inc.[b]	1,769,712	8,530,012
Citrix Systems Inc.[b]	4,048	255,753
Cliffs Natural Resources Inc.	6,624	566,087
Clorox Co. (The)	6,256	393,440
CME Group Inc.	3,680	1,135,501
Coach Inc.	36,064	1,950,702
Coca-Cola Co. (The)	113,712	7,146,799

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Coca-Cola Enterprises Inc.	7,360	$185,178
Cognizant Technology Solutions Corp. Class Ab	35,328	2,577,178
Colgate-Palmolive Co.	33,120	2,542,622
Comcast Corp. Class A	71,392	1,624,168
Comcast Corp. Class A Special	44,528	954,680
Comerica Inc.	7,480	285,736
ConAgra Foods Inc.	70,656	1,577,748
ConocoPhillips	82,800	5,916,888
CONSOL Energy Inc.	19,218	955,135
Consolidated Edison Inc.	14,352	716,308
Constellation Energy Group Inc.	22,448	723,948
Cooper Industries PLC	25,124	1,539,096
Corning Inc.	105,616	2,345,731
Costco Wholesale Corp.	28,704	2,062,095
Coventry Health Care Inc.[b]	25,024	749,969
Covidien PLC	35,328	1,677,020
Cree Inc.[a,b]	2,944	148,643
Crown Castle International Corp.[b]	12,880	543,150
CSX Corp.	37,904	2,676,022
Cummins Inc.	10,672	1,129,951
CVS Caremark Corp.	81,696	2,794,003
D.R. Horton Inc.	11,776	145,905
Danaher Corp.	48,576	2,237,411
Deere & Co.	22,816	2,073,974
Dell Inc.[b]	125,856	1,656,265
Delta Air Lines Inc.[b]	33,856	395,100
Devon Energy Corp.	26,864	2,382,568
DIRECTV Class Ab	74,704	3,166,703
Discover Financial Services	10,672	219,736
Dollar Tree Inc.[b]	5,520	279,202
Dominion Resources Inc.	44,160	1,922,726
Dover Corp.	36,432	2,335,291
Dow Chemical Co. (The)	59,248	2,102,119
Dr Pepper Snapple Group Inc.	24,288	860,524
Duke Energy Corp.	105,616	1,888,414
Duke Realty Corp.	4,416	60,499
E.I. du Pont de Nemours and Co.	51,152	2,592,383
Eaton Corp.	23,184	2,502,945
eBay Inc.[b]	69,552	2,111,599
Edison International	35,328	1,281,700
El Paso Corp.	115,920	1,840,810
Electronic Arts Inc.[b]	37,904	590,923

Security	Shares	Value
Eli Lilly and Co.	59,248	$2,060,053
EMC Corp.[b]	144,256	3,590,532
Emerson Electric Co.	34,960	2,058,445
Entergy Corp.	16,928	1,221,694
EOG Resources Inc.	18,768	1,996,728
Equity Residential[a]	41,726	2,261,132
Exelon Corp.	32,016	1,361,000
Expedia Inc.	9,568	240,731
Expeditors International of Washington Inc.	43,792	2,218,941
Express Scripts Inc.[b]	38,272	2,155,862
Exxon Mobil Corp.	303,600	24,494,448
F5 Networks Inc.[b]	6,624	717,909
Family Dollar Stores Inc.	5,152	218,857
FedEx Corp.	20,976	1,894,552
Fifth Third Bancorp	68,448	1,017,822
FirstEnergy Corp.	25,760	1,007,731
Fluor Corp.	24,288	1,680,487
FMC Technologies Inc.[b]	2,576	242,144
Ford Motor Co.[b]	186,944	2,981,757
Fortune Brands Inc.	3,312	204,284
Franklin Resources Inc.	16,928	2,042,363
Freeport-McMoRan Copper & Gold Inc.	26,864	2,921,460
Frontier Communications Corp.	55,568	509,559
Gap Inc. (The)	55,200	1,063,704
General Dynamics Corp.	21,712	1,637,085
General Electric Co.	603,520	12,154,893
General Growth Properties Inc.[b]	22,054	326,620
General Mills Inc.	60,720	2,111,842
General Motors Co.[b]	32,016	1,168,264
Genworth Financial Inc. Class Ab	26,864	364,544
Genzyme Corp.[b]	24,288	1,781,525
Gilead Sciences Inc.[b]	56,672	2,175,071
Goldman Sachs Group Inc. (The)	29,478	4,823,190
Google Inc. Class Ab	14,720	8,837,299
H.J. Heinz Co.	45,632	2,167,520
Halliburton Co.	59,984	2,699,280
Harley-Davidson Inc.	10,672	423,145
Harris Corp.	3,312	154,140
Hartford Financial Services Group Inc. (The)	25,120	697,834
HCP Inc.	5,520	204,737

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Hess Corp.	20,240	$1,702,589
Hewlett-Packard Co.	131,008	5,985,755
Home Depot Inc. (The)	105,984	3,897,032
Honeywell International Inc.	38,640	2,164,226
Host Hotels & Resorts Inc.	25,392	470,006
Human Genome Sciences Inc.[b]	8,832	214,264
Humana Inc.[b]	19,678	1,140,734
Illinois Tool Works Inc.	37,904	2,027,485
Illumina Inc.[b]	4,784	331,723
Ingersoll-Rand PLC	42,700	2,015,440
Intel Corp.	324,944	6,973,298
International Business Machines Corp.	74,704	12,102,048
International Game Technology	46,874	804,827
International Paper Co.	51,888	1,498,525
Intuit Inc.[b]	45,632	2,141,510
Intuitive Surgical Inc.[b]	736	237,662
ITT Corp.	32,016	1,886,383
J.C. Penney Co. Inc.	28,704	920,537
J.M. Smucker Co. (The)	6,256	388,873
Jacobs Engineering Group Inc.[b]	23,920	1,228,770
Johnson & Johnson	151,248	9,040,093
Johnson Controls Inc.	54,832	2,105,000
Joy Global Inc.	1,472	128,329
JPMorgan Chase & Co.	226,320	10,170,821
Juniper Networks Inc.[b]	48,944	1,816,801
Kellogg Co.	35,328	1,776,998
KeyCorp	37,904	337,346
Kimberly-Clark Corp.	29,808	1,929,472
Kimco Realty Corp.	11,408	206,371
Kohl’s Corp.[b]	32,384	1,644,460
Kraft Foods Inc. Class A	87,592	2,677,687
Kroger Co. (The)	58,880	1,260,032
L-3 Communications Holdings Inc.	16,928	1,324,616
Laboratory Corp. of America Holdings[b]	15,824	1,422,736
Las Vegas Sands Corp.[b]	20,240	940,958
Legg Mason Inc.	26,496	877,812
Liberty Media Corp. – Liberty Interactive Group Series Ab	24,288	384,722
Limited Brands Inc.	9,568	279,768
Lincoln National Corp.	26,496	764,145
Lockheed Martin Corp.	20,240	1,611,104

Security	Shares	Value
Lorillard Inc.	9,200	$692,208
Lowe’s Companies Inc.	97,520	2,418,496
M&T Bank Corp.	1,840	159,105
Macerich Co. (The)	5,888	286,510
Macy’s Inc.	52,992	1,226,765
Marathon Oil Corp.	48,944	2,236,741
Marriott International Inc. Class A	42,688	1,685,749
Marsh & McLennan Companies Inc.	73,600	2,051,968
Marshall & Ilsley Corp.	32,752	228,936
Masco Corp.	10,304	137,249
MasterCard Inc. Class A	3,901	922,625
Mattel Inc.	6,624	156,856
McDonald’s Corp.	62,192	4,581,685
McGraw-Hill Companies Inc. (The)	39,376	1,534,876
McKesson Corp.	22,448	1,687,416
Mead Johnson Nutrition Co. Class A	22,161	1,284,673
Medco Health Solutions Inc.[b]	30,544	1,863,795
Medtronic Inc.	63,664	2,439,604
MEMC Electronic Materials Inc.[b]	39,744	440,761
Merck & Co. Inc.	182,160	6,042,247
MetLife Inc.	32,758	1,499,334
MGM Resorts International[b]	30,544	452,968
Micron Technology Inc.[b]	26,864	283,147
Microsoft Corp.	473,984	13,141,206
Monsanto Co.	30,176	2,214,315
Moody’s Corp.	41,216	1,210,514
Morgan Stanley	70,110	2,061,234
Mosaic Co. (The)	3,680	298,227
Motorola Mobility Holdings Inc.[b]	24,656	687,163
Motorola Solutions Inc.[b]	28,154	1,091,531
Murphy Oil Corp.	23,920	1,585,896
National Oilwell Varco Inc.	30,912	2,284,397
NetApp Inc.[b]	11,408	624,360
Netflix Inc.[a,b]	3,312	709,033
New York Community Bancorp Inc.	10,304	188,769
Newell Rubbermaid Inc.	8,832	170,016
Newmont Mining Corp.	42,320	2,330,562
News Corp. Class A NVS	97,888	1,470,278
NextEra Energy Inc.	28,336	1,514,843
NII Holdings Inc.[b]	7,360	308,973
Nike Inc. Class B	29,808	2,458,564
Noble Corp.	34,960	1,337,220
Noble Energy Inc.	21,712	1,977,963

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Nordstrom Inc.	4,784	$197,005
Norfolk Southern Corp.	33,856	2,071,649
Northern Trust Corp.	25,494	1,325,178
Northrop Grumman Corp.	22,816	1,581,149
NRG Energy Inc.[b]	46,053	955,600
NSTAR	10,304	446,988
Nucor Corp.	29,808	1,368,485
NVIDIA Corp.[b]	65,164	1,558,723
O’Reilly Automotive Inc.[b]	4,048	230,048
Occidental Petroleum Corp.	49,312	4,767,484
Omnicom Group Inc.	40,112	1,800,227
Oracle Corp.	238,832	7,649,789
Owens-Illinois Inc.[b]	33,856	998,413
PACCAR Inc.	43,056	2,432,233
Parker Hannifin Corp.	25,392	2,270,299
Paychex Inc.	54,096	1,731,072
Peabody Energy Corp.	29,808	1,890,423
PepsiCo Inc.	87,584	5,632,527
Pfizer Inc.	475,824	8,669,513
PG&E Corp.	48,576	2,248,097
Philip Morris International Inc.	121,440	6,951,226
Pioneer Natural Resources Co.	2,576	245,132
PNC Financial Services Group Inc. (The)[f]	36,457	2,187,420
PPL Corp.	38,272	987,035
Praxair Inc.	22,448	2,088,562
Precision Castparts Corp.	15,456	2,210,053
Priceline.com Inc.[b]	2,576	1,103,868
Principal Financial Group Inc.	32,752	1,073,283
Procter & Gamble Co. (The)	167,440	10,570,487
Progress Energy Inc.	18,032	809,997
Progressive Corp. (The)	102,304	2,026,642
ProLogis	16,928	252,566
Prudential Financial Inc.	25,392	1,561,862
Public Service Enterprise Group Inc.	39,376	1,276,964
Public Storage	23,552	2,566,697
Pulte Group Inc.[b]	19,872	156,790
QEP Resources Inc.	25,024	1,016,975
QUALCOMM Inc.	104,880	5,677,154
Quest Diagnostics Inc.	18,768	1,068,838
Qwest Communications International Inc.	64,768	461,796
Raytheon Co.	28,704	1,434,913

Security	Shares	Value
Red Hat Inc.[b]	5,888	$243,292
Regions Financial Corp.	58,144	412,822
Republic Services Inc.	5,520	170,237
Reynolds American Inc.	56,672	1,802,736
Royal Caribbean Cruises Ltd.[b]	2,944	132,186
Safeway Inc.	51,888	1,073,563
Salesforce.com Inc.[b]	7,728	997,994
SanDisk Corp.[b]	21,344	968,377
Sara Lee Corp.	12,880	218,574
SBA Communications Corp. Class Ab	11,040	450,432
Schlumberger Ltd.	91,514	8,143,831
Seagate Technology PLC[b]	48,576	680,064
Sempra Energy	33,488	1,743,720
Simon Property Group Inc.	22,450	2,277,552
SLM Corp.[b]	62,644	902,700
Southern Co.	52,624	1,979,715
Southwestern Energy Co.[b]	34,224	1,351,848
Spectra Energy Corp.	82,432	2,162,191
Sprint Nextel Corp.[b]	213,072	963,085
St. Jude Medical Inc.[b]	31,280	1,266,840
Staples Inc.	73,973	1,650,338
Starbucks Corp.	74,336	2,343,814
Starwood Hotels & Resorts Worldwide Inc.	24,288	1,432,263
State Street Corp.	26,864	1,255,086
Stryker Corp.	23,920	1,376,835
SunTrust Banks Inc.	40,848	1,243,005
Symantec Corp.[b]	90,528	1,594,198
Sysco Corp.	36,064	1,050,905
T. Rowe Price Group Inc.	31,280	2,061,978
Target Corp.	48,208	2,643,245
Texas Instruments Inc.	91,264	3,094,762
Textron Inc.	30,912	812,676
Thermo Fisher Scientific Inc.[b]	32,384	1,854,632
Tiffany & Co.	3,312	192,527
Time Warner Cable Inc.	17,685	1,199,574
Time Warner Inc.	70,695	2,223,358
TJX Companies Inc. (The)	47,472	2,249,698
Toll Brothers Inc.[b]	1,104	22,345
Transocean Ltd.[b]	20,240	1,602,571
Travelers Companies Inc. (The)	37,904	2,132,479
TRW Automotive Holdings Corp.[b]	4,416	263,459

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
Tyco Electronics Ltd.	40,848	$1,479,923
Tyco International Ltd.	46,368	2,078,677
Tyson Foods Inc. Class A	8,464	139,233
U.S. Bancorp	103,040	2,782,080
Ultra Petroleum Corp.[b]	22,448	1,071,443
Union Pacific Corp.	33,120	3,134,146
United Parcel Service Inc. Class B	33,120	2,372,054
United States Steel Corp.[a]	17,296	997,460
United Technologies Corp.	40,112	3,261,106
UnitedHealth Group Inc.	72,923	2,993,489
Valero Energy Corp.	44,896	1,138,563
Varian Medical Systems Inc.[b]	19,504	1,317,885
VeriSign Inc.	44,896	1,510,750
Verizon Communications Inc.	160,448	5,715,158
Vertex Pharmaceuticals Inc.[b]	736	28,623
Viacom Inc. Class B NVS	46,000	1,911,300
Virgin Media Inc.[a]	18,400	462,944
Visa Inc. Class A	16,535	1,154,970
Vornado Realty Trust[a]	20,260	1,784,703
Vulcan Materials Co.[a]	2,944	125,297
Wal-Mart Stores Inc.	112,240	6,293,297
Walgreen Co.	63,664	2,574,572
Walt Disney Co. (The)	101,200	3,933,644
Waste Management Inc.	56,304	2,132,232
Weatherford International Ltd.[b]	55,936	1,326,802
WellPoint Inc.[b]	22,165	1,376,890
Wells Fargo & Co.	304,336	9,866,573
Western Union Co.	88,688	1,798,593
Whirlpool Corp.	10,672	912,456
Whole Foods Market Inc.	3,680	190,293
Williams Companies Inc. (The)	55,200	1,489,848
Wynn Resorts Ltd.	2,576	299,666
Xcel Energy Inc.	16,928	398,993
Xerox Corp.	128,432	1,363,948
XL Group PLC	13,616	312,079
Yahoo! Inc.[b]	90,528	1,459,311
Yum! Brands Inc.	53,360	2,495,114
Zimmer Holdings Inc.[b]	19,872	1,175,628

		743,432,144

TOTAL COMMON STOCKS
(Cost: $1,521,863,582)		1,708,818,291

Security	Shares	Value
PREFERRED STOCKS – 1.41%

BRAZIL – 1.19%
Banco Bradesco SA SP ADR	138,868	$2,627,383
Brasil Telecom SA SP ADR	12,330	288,645
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	42,926	1,638,056
Companhia de Bebidas das Americas SP ADR	185,840	4,961,928
Companhia Energetica de Minas Gerais SP ADR	129,683	2,142,363
Gerdau SA SP ADR	113,712	1,506,684
Petroleo Brasileiro SA SP ADR	141,555	4,706,704
Vale SA Class A SP ADR	93,879	2,908,372

		20,780,135

GERMANY – 0.15%
ProSiebenSat.1 Media AG	4,784	147,148
Volkswagen AG	14,845	2,401,593

		2,548,741

ITALY – 0.07%
Telecom Italia SpA RNC	966,736	1,151,105

		1,151,105

TOTAL PREFERRED STOCKS
(Cost: $20,586,988)		24,479,981

RIGHTS – 0.00%

SPAIN – 0.00%
Banco Santander SAb	356,958	67,536

		67,536

THAILAND – 0.00%
Indorama Ventures PCL NVDR[b]	20,133	1,329

		1,329

TOTAL RIGHTS
(Cost: $55,496)		68,865

SHORT-TERM INVESTMENTS – 0.87%

MONEY MARKET FUNDS – 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[f,g,h]	12,397,678	12,397,678

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI INDEX FUND

January 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[f,g,h]	1,767,855	$1,767,855
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[f,g]	961,692	961,692

		15,127,225

TOTAL SHORT-TERM INVESTMENTS
(Cost: $15,127,225)		15,127,225

TOTAL INVESTMENTS IN SECURITIES – 100.63%
(Cost: $1,557,633,291)		1,748,494,362

Other Assets, Less Liabilities – (0.63)%		(10,997,830)

NET ASSETS – 100.00%		$1,737,496,532

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 97.59%

AUSTRALIA – 5.97%
AMP Ltd.	127,620	$680,719
Asciano Group[a]	174,870	279,824
ASX Ltd.	16,740	623,530
Australia and New Zealand Banking Group Ltd.	121,500	2,867,277
AXA Asia Pacific Holdings Ltd.	90,630	581,906
BHP Billiton Ltd.	185,209	8,170,912
BlueScope Steel Ltd.	110,790	234,170
Boral Ltd.	103,680	498,238
Brambles Ltd.	101,430	726,083
Commonwealth Bank of Australia	84,150	4,401,266
Computershare Ltd.	65,160	654,193
Crown Ltd.	44,010	376,473
CSL Ltd.	41,490	1,539,211
Fortescue Metals Group Ltd.[a]	78,210	497,483
Foster’s Group Ltd.	92,070	518,635
Goodman Group	553,320	366,854
Insurance Australia Group Ltd.	193,050	733,314
Macquarie Group Ltd.	23,310	944,012
Mirvac Group	239,760	296,410
National Australia Bank Ltd.	101,610	2,498,186
Newcrest Mining Ltd.	24,974	920,768
OneSteel Ltd.	87,390	236,988
Orica Ltd.	38,073	962,255
Origin Energy Ltd.	87,570	1,434,459
Qantas Airways Ltd.[a]	185,580	444,056
QBE Insurance Group Ltd.	66,960	1,168,285
Rio Tinto Ltd.	22,884	1,917,630
Santos Ltd.	58,680	790,388
Sonic Healthcare Ltd.	36,094	429,669
Suncorp-Metway Ltd.	131,951	1,134,005
Tabcorp Holdings Ltd.	41,286	286,077
Telstra Corp. Ltd.	158,940	443,697
Wesfarmers Ltd.	65,277	2,214,712
Wesfarmers Ltd. Partially Protected	14,040	483,067
Westfield Group	81,540	799,947
Westfield Retail Trust[a]	81,540	215,433
Westpac Banking Corp.	118,170	2,708,578
Woodside Petroleum Ltd.	31,860	1,322,670

Security	Shares	Value
Woolworths Ltd.	79,290	$2,110,692

		47,512,072

AUSTRIA – 0.26%
IMMOEAST AG Escrow[a,b]	54,189	7
IMMOFINANZ AGa	90,310	398,684
OMV AG	11,521	511,767
Raiffeisen International Bank Holding AG	3,240	190,785
Vienna Insurance Group AG	5,670	308,883
voestalpine AG	14,310	643,013

		2,053,139

BELGIUM – 0.54%
Ageas	186,068	528,310
Anheuser-Busch InBev NV	21,441	1,188,023
Delhaize Group SA	5,143	406,423
Groupe Bruxelles Lambert SA	11,430	1,030,180
KBC Groep NVa	10,440	418,734
Solvay SA	4,411	462,027
UCB SA	8,410	301,224

		4,334,921

BRAZIL – 1.80%
Banco Santander (Brasil) SA SP ADR	17,584	203,974
BRF – Brasil Foods SA SP ADR	53,607	892,557
Centrais Eletricas Brasileiras SA SP ADR	9,180	125,123
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	4,590	227,526
Companhia Siderurgica Nacional SA SP ADR	17,660	301,280
CPFL Energia SA SP ADR	11,930	897,255
Embraer SA SP ADR	26,649	879,417
Fibria Celulose SA SP ADR[a]	14,703	225,103
Gafisa SA SP ADR	22,268	278,795
Gol Linhas Aereas Inteligentes SA SP ADR	8,878	128,554
Itau Unibanco Holding SA SP ADR	165,997	3,568,936
Petroleo Brasileiro SA SP ADR	48,832	1,793,599
TAM SA SP ADR	8,664	190,608
TIM Participacoes SA SP ADR	20,615	783,370
Vale SA SP ADR	93,240	3,247,549

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Vivo Participacoes SA SP ADR	17,845	$607,444

		14,351,090

CANADA – 8.11%
Agnico-Eagle Mines Ltd.	6,221	426,281
Agrium Inc.	8,460	748,269
ARC Resources Ltd.	32,580	812,016
Bank of Montreal	24,480	1,414,101
Bank of Nova Scotia	56,700	3,200,482
Barrick Gold Corp.	47,340	2,246,668
BCE Inc.	1,717	62,432
Bombardier Inc. Class B	98,640	562,107
Brookfield Asset Management Inc. Class A	29,250	956,236
Brookfield Properties Corp.	13,590	238,717
Cameco Corp.	21,780	903,862
Canadian Imperial Bank of Commerce	18,000	1,372,517
Canadian National Railway Co.	20,970	1,423,298
Canadian Natural Resources Ltd.	63,630	2,840,369
Canadian Oil Sands Ltd.	23,220	638,158
Canadian Pacific Railway Ltd.	7,200	483,503
Canadian Tire Corp. Ltd. Class A	6,750	420,420
Canadian Utilities Ltd. Class A	2,160	114,905
Cenovus Energy Inc.	9,974	345,014
Eldorado Gold Corp.	51,300	825,211
Empire Co. Ltd. Class A	1,890	98,539
Enbridge Inc.	23,040	1,337,368
EnCana Corp.	10,266	331,201
Enerplus Corp.	20,340	655,801
Fairfax Financial Holdings Ltd.	631	240,982
Finning International Inc.	17,280	503,413
First Quantum Minerals Ltd.	5,760	667,129
Fortis Inc.	11,340	391,132
Franco-Nevada Corp.	3,060	85,139
George Weston Ltd.	3,060	216,869
Gildan Activewear Inc.[a]	4,770	140,346
Goldcorp Inc.	36,270	1,457,327
Great-West Lifeco Inc.	25,503	661,382
Husky Energy Inc.	21,870	590,342
IAMGOLD Corp.	12,960	246,697
Imperial Oil Ltd.	20,880	932,059
Ivanhoe Mines Ltd.[a]	21,568	599,656

Security	Shares	Value
Kinross Gold Corp.	66,794	$1,111,174
Magna International Inc. Class A	12,420	726,016
Manulife Financial Corp.	85,950	1,499,453
Metro Inc. Class A	1,350	58,373
National Bank of Canada	4,680	326,629
Nexen Inc.	31,410	789,764
Niko Resources Ltd.	5,040	491,277
Osisko Mining Corp.[a]	18,810	250,299
Pacific Rubiales Energy Corp.	18,540	640,582
Penn West Petroleum Ltd.	38,340	1,049,870
Potash Corp. of Saskatchewan Inc.	17,100	3,032,782
Power Corp. of Canada	24,480	660,550
Power Financial Corp.	19,530	581,653
Research In Motion Ltd.[a]	26,190	1,544,562
RioCan Real Estate Investment Trust	25,650	595,188
Ritchie Bros. Auctioneers Inc.	15,660	391,402
Rogers Communications Inc. Class B	22,500	786,628
Royal Bank of Canada	70,920	3,806,034
Saputo Inc.	5,310	221,903
Shaw Communications Inc. Class B	26,820	566,833
Shoppers Drug Mart Corp.	9,090	334,974
Silver Wheaton Corp.[a]	28,080	867,174
Sino-Forest Corp. Class Aa	3,420	74,469
SNC-Lavalin Group Inc.	10,350	607,083
Sun Life Financial Inc.	45,900	1,445,948
Suncor Energy Inc.	86,670	3,592,440
Talisman Energy Inc.	79,380	1,820,522
Teck Resources Ltd. Class B	22,950	1,391,570
TELUS Corp. NVS	10,530	502,050
Thomson Reuters Corp.	14,606	584,094
Tim Hortons Inc.	11,430	468,284
Toronto-Dominion Bank (The)	30,240	2,266,224
TransAlta Corp.	7,920	163,745
TransCanada Corp.	39,600	1,447,018
Valeant Pharmaceuticals International Inc.	3,780	137,898
Viterra Inc.	7,380	86,324
Yamana Gold Inc.	31,352	353,249
Yellow Media Inc.	15,660	95,972

		64,559,958

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
CHILE – 0.34%
Banco Santander (Chile) SA SP ADR	2,672	$226,799
Corpbanca SA SP ADR	900	71,793
Empresa Nacional de Electricidad SA SP ADR	2,933	153,102
Enersis SA SP ADR	46,800	971,568
LAN Airlines SA SP ADR[c]	43,116	1,209,404
Sociedad Quimica y Minera de Chile SA Series B SP ADR	2,070	110,704

		2,743,370

CHINA – 4.12%
Air China Ltd. Class Ha	540,000	556,226
Angang New Steel Co. Ltd. Class Hc	180,000	265,068
Anta Sports Products Ltd.	180,000	288,157
Bank of China Ltd. Class H	2,250,000	1,168,906
Bank of Communications Co. Ltd. Class H	360,000	343,110
Beijing Capital International Airport Co. Ltd. Class H	180,000	96,052
Belle International Holdings Ltd.	360,000	616,028
China Construction Bank Corp. Class H	2,052,050	1,803,103
China COSCO Holdings Co. Ltd. Class Ha	90,000	97,091
China Dongxiang (Group) Co. Ltd.	270,000	117,756
China High Speed Transmission Equipment Group Co. Ltd.	180,000	277,998
China Life Insurance Co. Ltd. Class H	450,000	1,749,030
China Merchants Bank Co. Ltd. Class H	90,000	211,962
China Merchants Holdings (International) Co. Ltd.[c]	180,000	782,734
China Mobile Ltd.	315,000	3,095,148
China Overseas Land & Investment Ltd.	180,000	339,877
China Resources Enterprise Ltd.[c]	180,000	705,384
China Resources Land Ltd.	180,000	324,638
China Shenhua Energy Co. Ltd. Class H	315,000	1,278,870

Security	Shares	Value
China Shipping Development Co. Ltd. Class Hb	360,000	$437,315
China Travel International Investment Hong Kong Ltd.[a]	360,000	79,428
CNOOC Ltd.	1,080,000	2,382,837
Country Garden Holdings Co. Ltd.	270,000	101,132
Dongfang Electric Corp. Ltd. Class H	18,000	76,311
Dongfeng Motor Group Co. Ltd. Class H	360,000	635,423
Fosun International Ltd.	585,000	459,250
Franshion Properties (China) Ltd.	540,000	156,547
Geely Automobile Holdings Ltd.	450,000	211,269
Golden Eagle Retail Group Ltd.[c]	90,000	247,058
GOME Electrical Appliances Holdings Ltd.[a]	635,320	240,412
Great Wall Motor Co. Ltd. Class H	112,500	177,212
Greentown China Holdings Ltd.	90,000	102,979
Guangzhou Automobile Group Co. Ltd. Class H	245,449	314,850
Guangzhou R&F Properties Co. Ltd. Class H	72,000	105,842
Hopson Development Holdings Ltd.[a]	180,000	204,573
Huaneng Power International Inc. Class H	180,000	99,978
Industrial and Commercial Bank of China Ltd. Class H	2,734,285	2,034,295
Jiangxi Copper Co. Ltd. Class Hc	270,000	862,393
Kingboard Chemical Holdings Co. Ltd.	90,000	512,587
Lenovo Group Ltd.[c]	720,000	417,458
Maanshan Iron & Steel Co. Ltd. Class H	720,000	401,757
Parkson Retail Group Ltd.[c]	135,000	229,971
PetroChina Co. Ltd. Class H	360,000	499,657
PICC Property and Casualty Co. Ltd. Class Ha	180,000	225,123
Ping An Insurance (Group) Co. of China Ltd. Class H	138,000	1,367,476
Poly (Hong Kong) Investments Ltd.[c]	185,226	172,972
Renhe Commercial Holdings Co. Ltd.	1,080,000	180,098

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Shimao Property Holdings Ltd.	90,000	$136,690
Shui On Land Ltd.	180,000	86,586
Sino-Ocean Land Holdings Ltd.	270,000	179,752
Sinofert Holdings Ltd.[a,c]	540,000	299,933
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,080,000	656,665
Soho China Ltd.	180,000	142,000
Tencent Holdings Ltd.	81,000	2,098,836
Want Want China Holdings Ltd.	540,000	448,860
Yanzhou Coal Mining Co. Ltd. Class H	360,000	1,041,337
Yuexiu Property Co. Ltd.[a]	360,000	87,740
Zhuzhou CSR Times Electric Co. Ltd.	90,000	346,343
Zijin Mining Group Co. Ltd. Class H	286,000	225,990

		32,804,073

COLOMBIA – 0.10%
Bancolombia SA SP ADR	13,681	799,518

		799,518

CZECH REPUBLIC – 0.30%
CEZ AS	26,190	1,233,659
Komercni Banka AS	4,950	1,181,504

		2,415,163

DENMARK – 0.88%
Coloplast A/S Class B	5,400	785,545
Danske Bank A/Sa	32,580	874,792
Novo Nordisk A/S Class B	28,350	3,198,662
Novozymes A/S Class B	6,570	910,436
TrygVesta A/S	6,030	327,366
Vestas Wind Systems A/Sa	9,720	335,530
William Demant Holding A/Sa,c	6,660	534,025

		6,966,356

EGYPT – 0.09%
Orascom Construction Industries Co. SP GDR	11,216	373,381
Orascom Telecom Holding SAE SP GDR[a,c,d]	121,149	373,139

		746,520

FINLAND – 0.68%
Fortum OYJ	17,190	530,268
Kone OYJ Class B	11,340	618,465

Security	Shares	Value
Metso OYJ	2,340	$125,053
Neste Oil OYJ	22,500	425,079
Nokia OYJ	191,700	2,055,257
Nokian Renkaat OYJ	13,410	484,999
Rautaruukki OYJ	10,890	272,028
Sampo OYJ Class A	27,720	817,088
UPM-Kymmene OYJ	4,050	83,510

		5,411,747

FRANCE – 6.63%
Accor SA	1,170	53,576
Aeroports de Paris	3,690	310,571
Alcatel-Lucent[a]	3,510	11,742
ALSTOM	3,780	211,260
Aperam[a]	2,182	89,596
ArcelorMittal	43,650	1,592,452
AXA	86,220	1,827,489
BNP Paribas	49,517	3,706,672
Bouygues SA	11,430	532,954
Cap Gemini SA	8,370	422,347
Carrefour SA	36,630	1,797,112
Casino Guichard-Perrachon SA	3,870	378,673
CNP Assurances SA	12,330	272,161
Compagnie de Saint-Gobain	28,901	1,676,856
Compagnie Generale de Geophysique-Veritas[a]	8,550	259,761
Compagnie Generale des Etablissements Michelin Class B	14,891	1,085,495
Credit Agricole SA	52,020	769,536
Danone SA	23,521	1,418,558
Edenred SAa	1,170	28,015
Electricite de France	6,480	286,067
Essilor International SA	14,220	951,873
Eutelsat Communications	3,870	141,372
Fonciere des Regions	968	97,504
France Telecom SA	107,640	2,354,549
GDF Suez	69,480	2,760,072
Gecina SA	3,150	377,061
Groupe Eurotunnel SA	7,020	68,256
Hermes International	450	90,938
L’Air Liquide SA	23,135	2,893,639
L’Oreal SA	16,650	1,935,741
Legrand SA	23,220	936,415

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
LVMH Moet Hennessy Louis Vuitton SA	7,020	$1,097,665
Neopost SA	4,320	391,551
Pernod Ricard SA	5,346	510,343
PPR SA	5,580	893,158
PSA Peugeot Citroen SAa	3,240	135,993
Publicis Groupe SA	12,420	640,075
Renault SAa	15,570	1,020,041
Sanofi-Aventis	52,110	3,563,208
Schneider Electric SA	3,510	548,110
SCOR SE	22,230	616,099
SES SA FDR	9,270	223,681
Societe Generale	31,896	2,065,339
Sodexo	8,190	564,456
STMicroelectronics NV	21,330	258,483
Suez Environnement SA	9,630	199,163
Technip SA	6,750	656,774
Total SA	83,970	4,917,471
Unibail-Rodamco SE	1,620	309,610
Vallourec SA	9,000	978,976
Veolia Environnement	21,960	687,346
Vinci SA	26,280	1,523,523
Vivendi SA	56,970	1,635,146

		52,774,524

GERMANY – 6.15%
Adidas AG	2,340	145,938
Allianz SE Registered	25,920	3,605,158
BASF SE	55,620	4,284,005
Bayer AG	27,854	2,056,796
Bayerische Motoren Werke AG	11,880	913,401
Celesio AG	9,000	227,654
Commerzbank AGa	53,460	407,879
Continental AGa	1,800	141,898
Daimler AG Registered[a]	47,250	3,460,532
Deutsche Bank AG Registered	52,695	3,118,808
Deutsche Boerse AG	13,410	1,017,799
Deutsche Telekom AG Registered	192,780	2,573,765
E.ON AG	90,180	3,010,554
Fresenius Medical Care AG & Co. KGaA	15,750	922,787
Fresenius SE	5,130	447,876
GEA Group AG	31,140	889,080

Security	Shares	Value
HeidelbergCement AG	1,080	$70,673
Hochtief AG	7,560	670,081
Infineon Technologies AGa	10,080	106,702
K+S AG	14,072	1,041,613
Kabel Deutschland Holding AGa	7,290	367,801
Linde AG	13,860	2,022,768
MAN SE	1,800	208,381
Merck KGaA	5,310	455,000
METRO AG	14,850	1,047,081
Muenchener Rueckversicherungs- Gesellschaft AG Registered	12,240	1,919,750
RWE AG	22,590	1,629,378
Salzgitter AG	3,420	277,109
SAP AG	58,950	3,412,238
Siemens AG Registered	49,500	6,354,150
ThyssenKrupp AG	30,150	1,221,881
Volkswagen AG	3,150	479,370
Wacker Chemie AG	2,430	439,762

		48,947,668

GREECE – 0.04%
National Bank of Greece SA SP ADR	149,905	286,319

		286,319

HONG KONG – 2.20%
Bank of East Asia Ltd. (The)	112,200	486,465
BOC Hong Kong (Holdings) Ltd.	360,000	1,161,402
Bosideng International Holdings Ltd.	360,000	111,753
Brilliance China Automotive Holdings Ltd.[a]	180,000	135,074
Cathay Pacific Airways Ltd.	270,000	680,217
Cheung Kong (Holdings) Ltd.	90,000	1,484,655
Cheung Kong Infrastructure Holdings Ltd.	90,000	427,733
China Gas Holdings Ltd.[b]	340,000	147,850
CLP Holdings Ltd.	90,000	730,206
Esprit Holdings Ltd.	91,580	434,067
Hang Seng Bank Ltd.	54,000	890,793
Henderson Land Development Co. Ltd.	90,000	623,994
Hong Kong and China Gas Co. Ltd. (The)	294,630	666,680

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Hong Kong Exchanges and Clearing Ltd.	45,000	$1,032,101
Hongkong Electric Holdings Ltd.	135,000	855,466
Hutchison Whampoa Ltd.	90,000	1,049,418
KWG Property Holdings Ltd.	45,000	33,480
Li & Fung Ltd.	180,000	1,167,175
MTR Corp. Ltd.	135,000	493,538
New World Development Co. Ltd.	180,000	340,801
Orient Overseas International Ltd.	90,000	902,222
Shangri-La Asia Ltd.	180,000	469,871
SJM Holdings Ltd.	180,000	301,549
Sun Hung Kai Properties Ltd.	90,000	1,500,818
Swire Pacific Ltd. Class A	45,000	707,693
Wharf (Holdings) Ltd. (The)	90,000	679,986

		17,515,007

HUNGARY – 0.16%
MOL Hungarian Oil and Gas Nyrt[a]	5,310	595,870
OTP Bank Nyrt[a]	10,530	294,220
Richter Gedeon Nyrt	1,800	383,645

		1,273,735

INDIA – 1.55%
Axis Bank Ltd. SP GDR[d]	41,361	1,128,742
Dr. Reddy’s Laboratories Ltd. SP ADR	17,010	607,937
HDFC Bank Ltd. SP ADR	13,179	1,903,179
ICICI Bank Ltd. SP ADR	45,652	1,978,558
Infosys Technologies Ltd. SP ADR	39,009	2,641,299
Larsen & Toubro Ltd. SP GDR[d]	30,684	1,092,350
Reliance Industries Ltd. SP GDR[e]	34,041	1,353,130
Sterlite Industries (India) Ltd. SP ADR	4,233	61,167
Tata Motors Ltd. SP ADR	19,319	468,679
Wipro Ltd. SP ADR[c]	81,227	1,070,572

		12,305,613

INDONESIA – 0.63%
PT Astra International Tbk	45,000	243,203
PT Bank Central Asia Tbk	1,350,000	843,004
PT Bank Mandiri Tbk	1,305,000	858,173
PT Bank Rakyat Indonesia Tbk	1,170,000	627,155
PT Bumi Resources Tbk	638,000	192,147
PT Charoen Pokphand Indonesia Tbk	180,000	29,642

Security	Shares	Value
PT Indosat Tbk	274,422	$147,857
PT Kalbe Farma Tbk	315,000	98,351
PT Perusahaan Gas Negara Tbk	1,395,000	651,401
PT Semen Gresik (Persero) Tbk	405,000	346,900
PT Telekomunikasi Indonesia Tbk	810,000	675,895
PT United Tractors Tbk	135,000	318,551

		5,032,279

IRELAND – 0.19%
Anglo Irish Bank Corp. Ltd.[b]	64,486	9
CRH PLC	31,084	666,303
Elan Corp. PLC[a]	38,250	260,631
Kerry Group PLC Class A	18,450	598,731

		1,525,674

ISRAEL – 0.49%
Delek Group Ltd. (The)	2,700	605,933
Elbit Systems Ltd.	13,320	673,841
Israel Chemicals Ltd.	6,210	97,288
Israel Corp. Ltd. (The)[a]	90	102,926
Israel Discount Bank Ltd. Class Aa,c	234,467	465,874
Teva Pharmaceutical Industries Ltd.	36,000	1,946,155

		3,892,017

ITALY – 1.77%
Assicurazioni Generali SpA	68,583	1,497,854
Banco Popolare SpA[c]	31,500	112,177
Enel SpA	206,935	1,171,004
Eni SpA	148,320	3,517,896
Exor SpA	23,226	717,101
Fiat Industrial SpA[a]	55,551	752,845
Fiat SpA	55,551	539,977
Intesa Sanpaolo SpA	414,832	1,382,025
Luxottica Group SpA	10,711	325,121
Mediobanca SpA	65,139	659,075
Saipem SpA	13,050	653,757
Telecom Italia SpA	559,416	796,103
Tenaris SA	18,852	441,968
UniCredit SpA	521,418	1,293,188
Unione di Banche Italiane ScpA	18,270	189,489

		14,049,580

JAPAN – 15.02%
77 Bank Ltd. (The)	180,000	977,664
Advantest Corp.	9,000	184,438
AEON Co. Ltd.	36,000	453,460

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
AEON Credit Service Co. Ltd.	9,000	$126,437
Aisin Seiki Co. Ltd.	18,000	684,365
All Nippon Airways Co. Ltd.[a]	90,000	330,648
Amada Co. Ltd.	90,000	785,427
Asahi Breweries Ltd.	36,000	677,554
Asahi Glass Co. Ltd.	90,000	1,123,764
Asahi Kasei Corp.	90,000	615,159
Astellas Pharma Inc.	27,000	1,033,138
Bridgestone Corp.	45,000	865,617
Canon Inc.	36,000	1,768,583
Canon Marketing Japan Inc.	18,000	258,367
Casio Computer Co. Ltd.	47,600	356,724
Chubu Electric Power Co. Inc.	18,000	450,824
Chugai Pharmaceutical Co. Ltd.	36,000	663,933
Citizen Holdings Co. Ltd.	45,000	291,651
Coca-Cola West Co. Ltd.	27,000	492,677
Cosmo Oil Co. Ltd.	180,000	582,204
Credit Saison Co. Ltd.	18,000	308,678
Dai-ichi Life Insurance Co. Ltd. (The)	180	282,973
Daido Steel Co. Ltd.	90,000	567,924
Daiichi Sankyo Co. Ltd.	45,000	978,762
Daikin Industries Ltd.	18,000	623,068
Dainippon Sumitomo Pharma Co. Ltd.	45,000	404,797
Daiwa Securities Group Inc.	90,000	444,892
Dena Co. Ltd.	9,000	325,046
Denso Corp.	45,000	1,658,733
East Japan Railway Co.	9,000	595,386
Eisai Co. Ltd.	18,000	624,606
Fanuc Ltd.	18,000	2,847,309
FUJIFILM Holdings Corp.	27,000	977,115
Fujitsu Ltd.	90,000	561,333
Gree Inc.	9,000	144,672
Gunma Bank Ltd. (The)	180,000	1,036,983
Hachijuni Bank Ltd. (The)	180,000	1,032,589
Hino Motors Ltd.	90,000	507,506
Hitachi Construction Machinery Co. Ltd.	18,000	424,460
Hitachi High-Technologies Corp.	9,000	222,776
Hitachi Ltd.	90,000	492,127
Honda Motor Co. Ltd.	72,000	3,053,826
Hoya Corp.	36,000	849,799

Security	Shares	Value
IBIDEN Co. Ltd.	9,000	$304,724
Idemitsu Kosan Co. Ltd.	9,000	948,004
IHI Corp.	270,000	612,962
Isuzu Motors Ltd.	90,000	424,021
ITO EN Ltd.	36,000	621,311
ITOCHU Corp.	135,000	1,469,791
Japan Petroleum Exploration Co. Ltd.	9,000	366,349
Japan Prime Realty Investment Corp.	270	724,680
Japan Retail Fund Investment Corp.	360	662,175
Japan Tobacco Inc.	90	338,338
JFE Holdings Inc.	18,000	578,909
JSR Corp.	18,000	371,732
JTEKT Corp.	27,000	338,447
JX Holdings Inc.	90,000	609,667
Kansai Electric Power Co. Inc. (The)	36,000	891,981
Kawasaki Heavy Industries Ltd.	180,000	641,523
Kawasaki Kisen Kaisha Ltd.	90,000	375,687
Keio Corp.	180,000	1,210,546
Kobe Steel Ltd.	270,000	662,395
Komatsu Ltd.	18,200	542,912
Konica Minolta Holdings Inc.	45,000	435,005
Kubota Corp.	90,000	917,246
Kuraray Co. Ltd.	45,000	632,735
Kurita Water Industries Ltd.	18,000	563,530
Kyocera Corp.	9,000	938,118
Mabuchi Motor Co. Ltd.	9,000	443,244
Marubeni Corp.	180,000	1,355,547
Mazda Motor Corp.	90,000	265,837
Meiji Holdings Co. Ltd.	9,595	435,072
Minebea Co. Ltd.	90,000	534,969
Mitsubishi Chemical Holdings Corp.	90,000	628,341
Mitsubishi Corp.	81,000	2,259,063
Mitsubishi Electric Corp.	90,000	994,141
Mitsubishi Estate Co. Ltd.	90,000	1,702,673
Mitsubishi Gas Chemical Co. Inc.	90,000	628,341
Mitsubishi Heavy Industries Ltd.	180,000	714,024
Mitsubishi Motors Corp.[a]	180,000	250,458
Mitsubishi UFJ Financial Group Inc.	630,000	3,275,723
Mitsui & Co. Ltd.	18,000	303,186
Mitsui Chemicals Inc.	90,000	322,959

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Mitsui O.S.K. Lines Ltd.	90,000	$587,697
Mitsumi Electric Co. Ltd.	18,000	297,913
Mizuho Financial Group Inc.	747,400	1,441,343
Murata Manufacturing Co. Ltd.	18,000	1,366,532
NEC Corp.	170,000	483,461
Nidec Corp.	9,000	849,140
Nintendo Co. Ltd.	9,000	2,436,470
Nippon Steel Corp.	180,000	615,159
Nippon Telegraph and Telephone Corp.	27,000	1,255,584
Nishi-Nippon City Bank Ltd. (The)	180,000	560,234
Nissan Motor Co. Ltd.	90,000	911,754
Nisshin Seifun Group Inc.	90,000	1,133,651
Nisshin Steel Co. Ltd.	180,000	355,914
Nitto Denko Corp.	9,000	449,286
Nomura Holdings Inc.	180,000	1,096,302
Nomura Real Estate Holdings Inc.	9,000	163,896
NSK Ltd.	90,000	863,420
NTN Corp.	90,000	491,029
NTT DoCoMo Inc.	630	1,126,510
NTT Urban Development Corp.	90	92,933
Omron Corp.	27,000	695,679
Ono Pharmaceutical Co. Ltd.	9,000	438,301
ORIX Corp.	7,200	711,827
Panasonic Corp.	90,000	1,234,713
Rakuten Inc.[a]	180	158,623
Ricoh Co. Ltd.	90,000	1,284,145
Santen Pharmaceutical Co. Ltd.	27,000	970,853
Secom Co. Ltd.	9,000	425,119
Seiko Epson Corp.	18,000	299,231
Seven & I Holdings Co. Ltd.	45,000	1,166,606
Sharp Corp.	90,000	934,822
Shin-Etsu Chemical Co. Ltd.	27,000	1,522,519
Showa Shell Sekiyu K.K.	45,000	390,516
SMC Corp.	9,000	1,525,815
SoftBank Corp.	54,000	1,860,637
Sony Corp.	54,000	1,864,592
Stanley Electric Co. Ltd.	18,000	337,898
Sumitomo Chemical Co. Ltd.	90,000	465,763
Sumitomo Corp.	99,000	1,427,060
Sumitomo Heavy Industries Ltd.	90,000	574,515
Sumitomo Metal Industries Ltd.	180,000	421,824

Security	Shares	Value
Sumitomo Mitsui Financial Group Inc.	63,000	$2,146,906
Sumitomo Rubber Industries Inc.	9,000	95,130
Taiyo Nippon Sanso Corp.	90,000	766,752
Takeda Pharmaceutical Co. Ltd.	36,000	1,735,628
TDK Corp.	9,000	592,091
Terumo Corp.	9,000	466,862
THK Co. Ltd.	27,000	703,918
Tokio Marine Holdings Inc.	27,000	806,078
Tokyo Electric Power Co. Inc. (The)	54,000	1,314,903
Tokyo Electron Ltd.	9,000	587,697
Tokyo Tatemono Co. Ltd.	90,000	414,134
TonenGeneral Sekiyu K.K.	90,000	1,016,111
Toray Industries Inc.	90,000	597,583
Toshiba Corp.	180,000	1,065,544
Toyo Seikan Kaisha Ltd.	36,000	675,357
Toyota Industries Corp.	18,000	571,659
Toyota Motor Corp.	144,000	5,975,833
Toyota Tsusho Corp.	18,000	317,027
Ube Industries Ltd.	180,000	542,658
Ushio Inc.	18,000	365,361
USS Co. Ltd.	4,500	361,406
Yahoo! Japan Corp.	900	339,985
Yamada Denki Co. Ltd.	1,800	122,373
Yamaha Motor Co. Ltd.[a]	18,000	333,065
Yokogawa Electric Corp.	45,000	361,955

		119,549,662

MEXICO – 1.19%
America Movil SAB de CV Series L	1,008,000	2,863,354
Cemex SAB de CV CPO[a]	598,974	564,364
Compartamos SAB de CVa	69,400	139,339
Fomento Economico Mexicano SAB de CV BD Units	225,000	1,190,782
Grupo Financiero Banorte SAB de CV Series O	126,000	559,203
Grupo Mexico SAB de CV Series B	236,288	920,845
Grupo Modelo SAB de CV Series C	126,000	774,577
Grupo Televisa SA CPO[a]	27,000	129,730

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Kimberly-Clark de Mexico SAB de CV Series A	117,000	$644,602
Wal-Mart de Mexico SAB de CV Series V	603,000	1,670,758

		9,457,554

NETHERLANDS – 1.61%
AEGON NVa	112,950	837,762
Akzo Nobel NV	20,160	1,262,704
ASML Holding NV	22,566	943,608
Heineken NV	10,800	544,372
ING Groep NV CVA[a]	203,080	2,317,589
Koninklijke Ahold NV	76,500	1,037,277
Koninklijke DSM NV	18,000	1,067,200
Koninklijke KPN NV	95,310	1,504,664
Koninklijke Philips Electronics NV	55,350	1,727,518
TNT NV	12,342	334,441
Unilever NV CVA	41,400	1,226,286

		12,803,421

NEW ZEALAND – 0.04%
Fletcher Building Ltd.	30,690	183,370
Telecom Corp. of New Zealand Ltd.	95,130	167,650

		351,020

NORWAY – 0.46%
Aker Solutions ASA	12,060	219,237
DnB NOR ASA	35,820	493,025
Orkla ASA	7,740	69,682
Renewable Energy Corp. ASA[a]	18,145	58,149
Seadrill Ltd.	11,070	364,148
Statoil ASA	51,633	1,253,291
Subsea 7 SA	13,590	330,577
Telenor ASA	23,917	368,944
Yara International ASA	9,450	531,894

		3,688,947

PERU – 0.14%
Compania de Minas Buenaventura SA SP ADR	13,590	557,190
Credicorp Ltd.	4,500	469,170
Southern Copper Corp.	1,980	88,744

		1,115,104

PHILIPPINE ISLANDS – 0.29%
Bank of the Philippine Islands	864,028	1,004,684

Security	Shares	Value
Jollibee Foods Corp.	126,000	$213,367
Metropolitan Bank & Trust Co.	616,863	903,915
Philippine Long Distance Telephone Co.	2,700	149,966

		2,271,932

POLAND – 0.25%
Bank Millennium SAa	48,420	84,242
Bank Pekao SA	1,710	101,953
Cyfrowy Polsat SA	45,772	252,791
Globe Trade Centre SAa	33,660	246,104
Kernel Holding SAa	8,550	241,466
PBG SA	1,260	89,620
Powszechna Kasa Oszczednosci Bank Polski SA	21,600	309,905
Tauron Polska Energia SAa	119,250	261,942
TVN SA	64,980	377,224

		1,965,247

PORTUGAL – 0.24%
Banco Comercial Portugues SA Registered[c]	1,001,430	805,928
Banco Espirito Santo SA Registered	14,670	59,533
BRISA – Auto-estradas de Portugal SA	22,500	163,985
CIMPOR – Cimentos de Portugal SGPS SA	47,610	320,100
Jeronimo Martins SGPS SA	18,540	280,618
Portugal Telecom SGPS SA Registered	26,370	305,857

		1,936,021

RUSSIA – 1.63%
JSC MMC Norilsk Nickel SP ADR	32,178	816,034
LUKOIL SP ADR	38,030	2,327,436
Magnit OJSC SP GDR[d]	14,130	369,782
Mechel OAO SP ADR	8,010	252,555
Mobile TeleSystems SP ADR	14,850	283,783
Novolipetsk Steel SP GDR[d]	5,580	238,043
OAO Gazprom SP ADR	125,103	3,310,225
OAO NovaTek SP GDR[d]	9,810	1,106,568
OAO Tatneft SP ADR	4,590	163,175
OAO TMK SP GDR[a,d]	16,020	322,002
OJSC Comstar United Telesystems SP GDR[a]	26,100	169,259

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
OJSC Rosneft Oil Co. SP GDR[d]	17,820	$152,361
Polyus Gold SP ADR	4,285	144,190
Rushydro SP ADR[a]	48,132	238,735
Sberbank GDR[d]	2,892	1,098,286
Sistema JSFC SP GDR[d]	13,680	313,272
Surgutneftegaz SP ADR	121,415	1,348,921
Uralkali SP GDR[d]	5,670	215,176
Wimm-Bill-Dann Foods OJSC SP ADR	2,610	86,313

		12,956,116

SINGAPORE – 1.40%
CapitaLand Ltd.	112,500	316,406
COSCO Corp. (Singapore) Ltd.	180,000	306,563
DBS Group Holdings Ltd.	90,500	1,061,961
Genting Singapore PLC[a]	270,000	426,094
Keppel Corp. Ltd.	90,000	822,656
Neptune Orient Lines Ltd.[a]	369,250	634,648
Noble Group Ltd.[c]	480,199	817,839
Oversea-Chinese Banking Corp. Ltd.	270,000	2,081,953
SembCorp Marine Ltd.	180,000	757,969
Singapore Airlines Ltd.	90,000	1,037,813
Singapore Exchange Ltd.	90,000	594,844
Singapore Telecommunications Ltd.	360,000	871,875
United Overseas Bank Ltd.	90,000	1,392,187

		11,122,808

SOUTH AFRICA – 1.65%
African Bank Investments Ltd.	196,380	998,311
Anglo Platinum Ltd.[a]	6,508	637,204
AngloGold Ashanti Ltd.	21,420	913,990
ArcelorMittal South Africa Ltd.	24,214	276,539
Aspen Pharmacare Holdings Ltd.[a]	38,070	451,750
FirstRand Ltd.	293,760	797,407
Foschini Group Ltd. (The)	8,640	95,654
Gold Fields Ltd.	55,980	879,775
Growthpoint Properties Ltd.	339,480	813,712
Harmony Gold Mining Co. Ltd.	45,990	499,613
Impala Platinum Holdings Ltd.	33,300	945,572
Imperial Holdings Ltd.	6,840	104,858
Kumba Iron Ore Ltd.	15,120	948,159
MMI Holdings Ltd.	47,886	109,377
MTN Group Ltd.	26,730	457,909

Security	Shares	Value
Naspers Ltd. Class N	12,060	$626,515
Northam Platinum Ltd.[c]	68,490	409,318
Pretoria Portland Cement Co. Ltd.	14,940	64,920
Redefine Properties Ltd.	758,520	805,003
Sappi Ltd.[a]	19,710	99,538
Sasol Ltd.	42,030	2,031,840
Truworths International Ltd.	10,620	94,352
Woolworths Holdings Ltd.	26,280	86,014

		13,147,330

SOUTH KOREA – 2.71%
KB Financial Group Inc. SP ADR[a]	49,353	2,569,811
Korea Electric Power Corp. SP ADR[a]	118,352	1,506,621
KT Corp. SP ADR[a]	75,565	1,487,119
LG Display Co. Ltd. SP ADR[a]	67,102	1,137,379
POSCO SP ADR	23,875	2,438,592
Samsung Electronics Co. Ltd. SP GDR[c,d]	17,648	7,710,411
Shinhan Financial Group Co. Ltd. SP ADR[a]	34,361	3,065,345
SK Telecom Co. Ltd. SP ADR	97,930	1,694,189

		21,609,467

SPAIN – 2.66%
Abertis Infraestructuras SA	17,176	337,447
Acciona SA	3,690	319,678
Acerinox SA	6,660	113,588
Actividades de Construcciones y Servicios SAc	16,203	837,479
Banco Bilbao Vizcaya Argentaria SA	206,820	2,542,594
Banco Popular Espanol SA	45,841	276,028
Banco Santander SA	404,866	4,967,885
Banco Santander SA London	1,494	18,295
Ferrovial SA	34,756	412,605
Fomento de Construcciones y Contratas SA	4,050	118,158
Gas Natural SDG SA	2,880	47,658
Iberdrola SA	196,110	1,683,105
Indra Sistemas SAc	17,820	335,929
Industria de Diseno Textil SA	19,890	1,504,986
Repsol YPF SA	47,340	1,491,149
Telefonica SA	222,300	5,591,063

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Zardoya Otis SA	38,555	$611,577

		21,209,224

SWEDEN – 2.37%
Alfa Laval AB	50,400	1,076,935
Assa Abloy AB Class B	27,900	761,471
Electrolux AB Class B	29,430	839,844
Getinge AB Class B	24,496	596,567
Hennes & Mauritz AB Class B	65,700	2,161,988
Husqvarna AB Class B	68,310	569,936
Investor AB Class B	71,910	1,667,397
Millicom International Cellular SA SDR	3,990	377,887
Modern Times Group MTG AB Class B	1,870	130,139
Nordea Bank AB	196,295	2,390,249
Sandvik AB	91,620	1,803,832
Scania AB Class B	56,790	1,278,829
Securitas AB Class B	36,631	442,631
Skandinaviska Enskilda Banken AB Class A	24,300	221,261
Skanska AB Class B	40,230	817,082
SSAB AB Class A	14,130	232,927
Svenska Handelsbanken AB Class A	16,830	575,024
Swedbank AB Class Aa	7,020	110,482
Tele2 AB Class B	22,590	500,614
Telefonaktiebolaget LM Ericsson Class B	66,330	820,067
TeliaSonera AB	136,800	1,129,673
Volvo AB Class Ba	21,420	372,087

		18,876,922

SWITZERLAND – 4.92%
ABB Ltd. Registered[a]	148,770	3,529,062
Compagnie Financiere Richemont SA Class A Bearer Units	23,708	1,295,595
Credit Suisse Group AG Registered	52,560	2,361,047
Holcim Ltd. Registered	4,500	316,554
Julius Baer Group Ltd.	2,610	118,660
Kuehne & Nagel International AG Registered	7,650	994,056
Logitech International SA Registered[a]	14,940	281,263

Security	Shares	Value
Nestle SA Registered	189,630	$10,302,359
Novartis AG Registered	110,700	6,190,906
Roche Holding AG Genusschein	34,560	5,281,558
Swatch Group AG (The) Bearer Units	360	145,050
Swiss Life Holding AG Registered[a]	1,620	259,814
Swiss Reinsurance Co. Registered	16,206	930,467
Syngenta AG Registered	5,310	1,718,481
Synthes Inc.	2,790	369,961
UBS AG Registered[a]	188,670	3,399,333
Zurich Financial Services AG Registered	6,162	1,691,247

		39,185,413

TAIWAN – 2.28%
Advanced Semiconductor Engineering Inc. SP ADR[c]	244,036	1,493,500
AU Optronics Corp. SP ADR[a]	136,789	1,313,174
Chunghwa Telecom Co. Ltd. SP ADR	149,978	4,479,843
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	360,815	3,200,429
Siliconware Precision Industries Co. Ltd. SP ADR	177,210	1,228,065
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	375,329	4,905,550
United Microelectronics Corp. SP ADR	488,175	1,552,397

		18,172,958

THAILAND – 0.55%
Bangkok Bank PCL NVDR	120,440	580,856
Banpu PCL NVDR	9,000	212,656
BEC World PCL NVDR	522,000	532,222
Charoen Pokphand Foods PCL NVDR	702,000	497,615
CP All PCL NVDR	396,000	493,478
Glow Energy PCL NVDR	108,000	140,702
Indorama Ventures PCL NVDR	180,000	227,221
Kasikornbank PCL NVDR	172,040	640,382
PTT Aromatics & Refining PCL NVDR	135,000	161,677
PTT Chemical PCL NVDR	54,000	243,826

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
PTT Exploration & Production PCL NVDR	27,000	$140,265
PTT PCL NVDR	18,000	195,177
Siam Cement PCL NVDR	9,000	90,889
Siam Commercial Bank PCL NVDR	27,000	82,149
Thai Oil PCL NVDR	63,000	138,663

		4,377,778

TURKEY – 0.44%
Akbank TAS	44,010	206,440
Anadolu Efes Biracilik ve Malt Sanayii AS	23,400	289,736
Arcelik AS	56,700	294,968
Asya Katilim Bankasi AS	26,730	46,686
BIM Birlesik Magazalar AS	9,000	289,680
Coca-Cola Icecek AS	17,640	198,060
Enka Insaat ve Sanayi AS	12,870	48,649
Haci Omer Sabanci Holding AS	13,500	57,431
KOC Holding AS	16,920	69,025
Turk Hava Yollari Anonim Ortakligi[a]	45,360	146,564
Turk Telekomunikasyon AS	38,700	158,841
Turkiye Garanti Bankasi AS	89,370	398,030
Turkiye Halk Bankasi AS	9,810	77,408
Turkiye Is Bankasi AS	38,700	121,665
Turkiye Petrol Rafinerileri AS	35,550	922,484
Turkiye Vakiflar Bankasi TAO	25,200	62,090
Yapi ve Kredi Bankasi ASa	40,050	117,166

		3,504,923

UNITED KINGDOM – 14.66%
3i Group PLC	131,310	652,010
AMEC PLC	33,570	645,249
Anglo American PLC	77,130	3,783,505
AstraZeneca PLC	69,930	3,394,475
Aviva PLC	172,607	1,224,224
BAE Systems PLC	27,540	150,864
Barclays PLC	552,150	2,597,944
BG Group PLC	178,380	4,002,940
BHP Billiton PLC	122,040	4,652,367
BP PLC	881,730	6,847,592
British American Tobacco PLC	96,660	3,568,721
British Land Co. PLC	39,074	324,512
British Sky Broadcasting Group PLC	24,120	291,688

Security	Shares	Value
BT Group PLC	510,300	$1,434,490
Bunzl PLC	74,520	907,751
Burberry Group PLC	14,130	243,076
Capita Group PLC	64,530	701,821
Carnival PLC	10,800	493,019
Centrica PLC	249,777	1,279,857
Compass Group PLC	131,940	1,173,966
Diageo PLC	169,110	3,255,881
Experian PLC	78,840	978,685
G4S PLC	106,290	457,292
GlaxoSmithKline PLC	256,590	4,638,057
Home Retail Group PLC	72,270	249,923
HSBC Holdings PLC	849,510	9,260,944
ICAP PLC	69,390	596,295
Imperial Tobacco Group PLC	67,591	1,931,428
InterContinental Hotels Group PLC	29,610	623,676
International Power PLC	81,000	548,548
Invensys PLC	103,410	556,872
ITV PLC[a]	69,120	86,024
J Sainsbury PLC	106,830	652,804
Johnson Matthey PLC	29,160	899,110
Kingfisher PLC	173,880	701,851
Land Securities Group PLC	36,994	399,676
Legal & General Group PLC	500,310	889,523
Lloyds Banking Group PLC[a]	1,712,250	1,732,773
London Stock Exchange Group PLC	38,430	520,758
Man Group PLC	120,330	567,037
Marks & Spencer Group PLC	115,650	660,389
National Grid PLC	223,066	1,974,061
Next PLC	16,200	512,999
Old Mutual PLC	329,220	662,324
Pearson PLC	9,990	163,855
Petrofac Ltd.	6,570	164,798
Prudential PLC	147,960	1,602,086
Reckitt Benckiser Group PLC	35,550	1,933,189
Reed Elsevier PLC	30,510	270,003
Rexam PLC	156,600	856,598
Rio Tinto PLC	78,750	5,398,700
Royal Bank of Scotland Group PLC[a]	888,570	593,218
Royal Dutch Shell PLC Class A	142,560	5,020,177
Royal Dutch Shell PLC Class B	98,550	3,426,978
SABMiller PLC	43,560	1,410,097
Sage Group PLC (The)	105,570	499,005

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
Scottish & Southern Energy PLC	50,940	$945,665
Serco Group PLC	55,530	490,088
Shire PLC	29,070	766,891
Smith & Nephew PLC	64,800	720,326
Standard Chartered PLC	104,522	2,727,242
Standard Life PLC	125,280	460,130
Tesco PLC	419,670	2,706,976
Tullow Oil PLC	62,550	1,330,516
Unilever PLC	34,740	1,010,510
United Utilities Group PLC	24,840	216,245
Vodafone Group PLC	2,610,540	7,332,144
Wm Morrison Supermarkets PLC	114,750	489,829
Wolseley PLC[a]	23,516	820,005
WPP PLC	71,280	881,985
Xstrata PLC	122,135	2,709,472

		116,673,729

UNITED STATES – 0.08%
Transocean Ltd.[a]	8,010	634,219

		634,219

TOTAL COMMON STOCKS (Cost: $708,739,427)		776,910,138

PREFERRED STOCKS – 2.15%

BRAZIL – 1.69%
Banco Bradesco SA SP ADR	152,993	2,894,628
Brasil Telecom SA SP ADR	2,843	66,555
Centrais Eletricas Brasileiras SA Class B SP ADR	9,180	151,103
Companhia Brasileira de
Distribuicao Grupo Pao de
Acucar Class A SP ADR	8,945	341,341
Companhia de Bebidas das Americas SP ADR	45,450	1,213,515
Companhia Energetica de Minas Gerais SP ADR	29,229	482,863
Companhia Paranaense de Energia Class B SP ADR	17,989	460,338
Gerdau SA SP ADR	9,000	119,250
Petroleo Brasileiro SA SP ADR	117,494	3,906,675
Vale SA Class A SP ADR	121,860	3,775,223

		13,411,491

Security	Shares	Value
GERMANY – 0.37%
Henkel AG & Co. KGaA	15,300	$934,284
Porsche Automobil Holding SE	5,490	510,617
ProSiebenSat.1 Media AG	8,910	274,057
RWE AG NVS	4,050	280,515
Volkswagen AG	6,030	975,521

		2,974,994

ITALY – 0.09%
Intesa Sanpaolo SpA RNC	63,201	182,395
Telecom Italia SpA RNC	465,570	554,360

		736,755

TOTAL PREFERRED STOCKS (Cost: $15,521,815)		17,123,240

RIGHTS – 0.01%

HONG KONG – 0.00%
Shangri-La Asia Ltd.[a,b]	14,666	1,599

		1,599

SPAIN – 0.01%
Banco Santander SAa	395,870	74,898
Banco Santander SA London[a]	1,494	283

		75,181

THAILAND – 0.00%
Indorama Ventures PCL NVDR[a]	18,888	1,247

		1,247

TOTAL RIGHTS (Cost: $61,778)		78,027

SHORT-TERM INVESTMENTS – 0.86%

MONEY MARKET FUNDS – 0.86%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[f,g,h]	5,515,273	5,515,273
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[f,g,h]	786,454	786,454

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDEX FUND

January 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[f,g]	564,264	$564,264

		6,865,991

TOTAL SHORT-TERM INVESTMENTS
(Cost: $6,865,991)		6,865,991

TOTAL INVESTMENTS
IN SECURITIES – 100.61%
(Cost: $731,189,011)		800,977,396

Other Assets, Less Liabilities – (0.61)%		(4,865,092)

NET ASSETS – 100.00%		$796,112,304

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Unaudited)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.85%

CHINA – 25.43%
Agricultural Bank of China Ltd. Class Ha	13,530,000	$6,664,554
Air China Ltd. Class Ha	4,100,000	4,223,199
Alibaba.com Ltd.[a]	820,000	1,619,857
Aluminum Corp. of China Ltd. Class Ha,b	4,920,000	4,809,082
Angang New Steel Co. Ltd. Class Hb	2,460,000	3,622,589
Anhui Conch Cement Co. Ltd. Class H	1,640,000	7,573,357
Bank of China Ltd. Class H	44,280,000	23,004,073
Bank of Communications Co. Ltd. Class H	6,970,000	6,642,991
BBMG Corp. Class H	1,230,000	1,662,983
Beijing Capital International Airport Co. Ltd. Class H	1,640,000	875,143
Beijing Enterprises Holdings Ltd.[b]	820,000	4,806,978
Belle International Holdings Ltd.	3,690,000	6,314,287
BYD Co. Ltd. Class Hb	820,000	4,007,568
China Agri-Industries Holdings Ltd.[b]	4,920,000	5,263,483
China BlueChemical Ltd. Class H	4,955,500	4,093,695
China CITIC Bank Class H	7,792,000	5,077,556
China Coal Energy Co. Class H	4,920,000	7,182,067
China Communications Construction Co. Ltd. Class H	4,100,000	3,313,344
China Construction Bank Corp. Class H	38,992,390	34,261,985
China COSCO Holdings Co. Ltd. Class Ha,b	4,305,000	4,644,204
China Everbright Ltd.[b]	3,280,000	6,816,022
China Life Insurance Co. Ltd. Class H	6,970,000	27,090,530
China Longyuan Power Group Corp. Ltd. Class Ha,b	1,230,000	1,104,448
China Mengniu Dairy Co. Ltd.	1,640,000	4,575,570
China Merchants Bank Co. Ltd. Class Hb	4,138,493	9,746,687
China Minsheng Banking Corp. Ltd. Class H	4,396,500	3,727,783
China Mobile Ltd.	5,535,000	54,386,172

Security	Shares	Value
China National Building Material Co. Ltd. Class H	820,000	$2,040,599
China Oilfield Services Ltd. Class H	4,100,000	7,930,988
China Overseas Land & Investment Ltd.	4,985,760	9,414,153
China Petroleum & Chemical Corp. Class H	20,500,000	22,588,590
China Railway Construction Corp. Ltd. Class H	3,485,000	4,282,628
China Railway Group Ltd. Class H	4,920,000	3,565,789
China Resources Enterprise Ltd.	1,640,000	6,426,835
China Resources Land Ltd.	2,460,000	4,436,725
China Resources Power Holdings Co. Ltd.	1,710,400	2,992,638
China Shenhua Energy Co. Ltd. Class H	3,485,000	14,148,767
China Shipping Container Lines Co. Ltd. Class Ha	13,940,000	6,437,354
China Shipping Development Co. Ltd. Class Hc	2,460,000	2,988,321
China Southern Airlines Co. Ltd. Class Ha	4,100,000	2,093,192
China Taiping Insurance Holdings Co. Ltd.[a]	1,640,000	4,596,607
China Travel International Investment Hong Kong Ltd.[a]	11,480,000	2,532,867
China Unicom (Hong Kong) Ltd.	1,640,000	2,709,579
China Yurun Food Group Ltd.	1,230,000	3,976,013
CITIC Pacific Ltd.[b]	410,000	1,101,818
CNOOC Ltd.	17,630,000	38,897,604
CNPC (Hong Kong) Ltd.	6,560,000	9,576,090
COSCO Pacific Ltd.[b]	820,000	1,527,294
Country Garden Holdings Co. Ltd.	4,920,000	1,842,850
Dongfang Electric Corp. Ltd. Class H	1,640,000	6,952,763
Dongfeng Motor Group Co. Ltd. Class H	6,560,000	11,578,822
Fosun International Ltd.	5,945,000	4,667,081
Franshion Properties (China) Ltd.	2,466,000	714,897
GOME Electrical Appliances Holdings Ltd.[a,b]	6,150,160	2,327,290
Great Wall Motor Co. Ltd. Class Hb	1,539,500	2,425,047
Guangdong Investment Ltd.[b]	1,640,000	837,277

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2011

Security	Shares	Value
Guangzhou Automobile Group Co. Ltd. Class H	6,756,855	$8,667,357
Hengan International Group Co. Ltd.	820,000	6,137,575
Huabao International Holdings Ltd.[b]	2,050,000	3,034,602
Huaneng Power International Inc. Class H	1,640,000	910,907
Industrial and Commercial Bank of China Ltd. Class H	46,633,350	34,694,985
Jiangsu Expressway Co. Ltd. Class H	820,000	881,455
Jiangxi Copper Co. Ltd. Class Hb	3,280,000	10,476,478
Kingboard Chemical Holdings Co. Ltd.	615,000	3,502,678
Lenovo Group Ltd.[b]	10,660,000	6,180,701
Longfor Properties Co. Ltd.	2,255,000	3,361,203
Maanshan Iron & Steel Co. Ltd. Class Hb	4,920,000	2,745,342
Metallurgical Corp. of China Ltd. Class Ha,b	3,280,000	1,447,353
Parkson Retail Group Ltd.[b]	1,845,000	3,142,943
PetroChina Co. Ltd. Class H	22,140,000	30,728,897
PICC Property and Casualty Co. Ltd. Class Ha	3,280,000	4,102,235
Ping An Insurance (Group) Co. of China Ltd. Class H	897,500	8,893,548
Shanghai Electric Group Co. Ltd. Class H	8,200,000	4,933,201
Shanghai Industrial Holdings Ltd.[b]	410,000	1,648,783
Shimao Property Holdings Ltd.	1,845,000	2,802,142
Shui On Land Ltd.[b]	4,931,800	2,372,350
Sinopec Shanghai Petrochemical Co. Ltd. Class H	4,920,000	2,991,476
Soho China Ltd.	7,995,000	6,307,187
Tencent Holdings Ltd.	1,230,000	31,871,212
Tingyi (Cayman Islands) Holding Corp.[b]	2,460,000	6,020,819
Tsingtao Brewery Co. Ltd. Class Hb	820,000	3,765,642
Want Want China Holdings Ltd.	2,460,000	2,044,806
Yanzhou Coal Mining Co. Ltd. Class H	4,100,000	11,859,667
Zhejiang Expressway Co. Ltd. Class H	1,640,000	1,525,190

Security	Shares	Value
Zijin Mining Group Co. Ltd. Class H	5,860,000	$4,630,420

		644,401,839
HONG KONG – 13.36%
Agile Property Holdings Ltd.	4,100,000	6,090,241
AIA Group Ltd.[a]	5,836,200	16,058,300
ASM Pacific Technology Ltd.	164,000	1,957,502
Bank of East Asia Ltd. (The)	2,706,000	11,732,393
BOC Hong Kong (Holdings) Ltd.	4,100,000	13,227,079
Brilliance China Automotive Holdings Ltd.[a,b]	3,280,000	2,461,341
Cathay Pacific Airways Ltd.	1,230,000	3,098,765
Cheung Kong (Holdings) Ltd.	820,000	13,526,858
CLP Holdings Ltd.	1,640,000	13,305,968
Evergrande Real Estate Group Ltd.	820,000	435,468
Foxconn International Holdings Ltd.[a]	1,230,000	870,936
Hang Lung Group Ltd.	1,640,000	10,360,774
Hang Lung Properties Ltd.	2,050,000	8,993,362
Hang Seng Bank Ltd.	656,000	10,821,486
Henderson Land Development Co. Ltd.	820,000	5,685,277
Hong Kong and China Gas Co. Ltd. (The)	3,690,400	8,350,532
Hong Kong Exchanges and Clearing Ltd.	1,435,000	32,912,548
Hongkong Electric Holdings Ltd.	615,000	3,897,123
Hopewell Holdings Ltd.	1,435,000	4,657,089
Hutchison Whampoa Ltd.	1,640,000	19,122,727
Hysan Development Co. Ltd.	2,050,000	9,782,253
Kerry Properties Ltd.	1,025,000	5,476,221
Li & Fung Ltd.	3,280,000	21,268,512
Lifestyle International Holdings Ltd.	2,460,000	6,109,175
Link REIT (The)[b]	3,690,000	11,573,037
MTR Corp. Ltd.	820,000	2,997,787
New World Development Co. Ltd.	3,280,000	6,210,153
NWS Holdings Ltd.	3,066,500	5,192,291
Orient Overseas International Ltd.	820,000	8,220,248
Shangri-La Asia Ltd.	4,100,000	10,702,626
Sino Land Co. Ltd.	2,460,000	4,651,304
Sun Hung Kai Properties Ltd.	820,000	13,674,117
Swire Pacific Ltd. Class A	410,000	6,447,872
Wharf (Holdings) Ltd. (The)	1,230,000	9,293,140

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2011

Security	Shares	Value
Wheelock and Co. Ltd.	1,640,000	$6,647,725
Wing Hang Bank Ltd.	615,000	8,275,471
Wynn Macau Ltd.[a]	1,640,000	4,554,533
Yue Yuen Industrial (Holdings) Ltd.	2,870,000	9,884,809

		338,527,043

INDIA – 10.12%
Axis Bank Ltd. SP GDR[d]	17,220	469,934
Dr. Reddy’s Laboratories Ltd. SP ADR	129,140	4,615,464
HDFC Bank Ltd. SP ADR	350,960	50,682,133
ICICI Bank Ltd. SP ADR	911,840	39,519,146
Infosys Technologies Ltd. SP ADR	856,900	58,020,699
Larsen & Toubro Ltd. SP GDR[b,d]	186,140	6,626,584
Mahanagar Telephone Nigam Ltd. SP ADR[a,b]	1,090,190	2,333,007
Mahindra & Mahindra Ltd. SP GDR	94,300	1,461,650
Ranbaxy Laboratories Ltd. SP GDR[a,b,d]	20,500	243,950
Reliance Industries Ltd. SP GDR[e]	1,221,862	48,569,014
State Bank of India SP GDR	22,960	2,697,800
Sterlite Industries (India) Ltd. SP ADR	309,960	4,478,922
Tata Motors Ltd. SP ADR	231,650	5,619,829
Wipro Ltd. SP ADR[b]	2,363,146	31,146,264

		256,484,396

INDONESIA – 4.15%
PT Aneka Tambang Tbk	8,220,000	1,975,961
PT Astra Agro Lestari Tbk	1,438,500	3,449,983
PT Astra International Tbk	3,288,000	17,770,026
PT Bank Central Asia Tbk	12,193,000	7,613,887
PT Bank Danamon Indonesia Tbk	5,959,500	3,918,990
PT Bank Mandiri Tbk	9,323,000	6,130,841
PT Bank Negara Indonesia (Persero) Tbk	1,563,415	557,252
PT Bank Rakyat Indonesia Tbk	12,496,000	6,698,232
PT Bumi Resources Tbk	18,289,500	5,508,277
PT Indocement Tunggal Prakarsa Tbk	4,521,000	6,770,507
PT Indofood Sukses Makmur Tbk	15,785,000	8,199,547
PT International Nickel Indonesia Tbk	4,608,000	2,342,706
PT Perusahaan Gas Negara Tbk	10,660,000	4,977,730

Security	Shares	Value
PT Semen Gresik (Persero) Tbk	5,535,000	$4,740,965
PT Tambang Batubara Bukit Asam Tbk	4,100,000	8,949,492
PT Telekomunikasi Indonesia Tbk	615,000	513,180
PT Unilever Indonesia Tbk	1,230,000	2,045,922
PT United Tractors Tbk	5,535,333	13,061,379

		105,224,877

PHILIPPINE ISLANDS – 1.43%
Ayala Corp.	299,800	2,301,468
Ayala Land Inc.	3,567,000	1,183,899
Banco de Oro Unibank Inc.	2,223,540	2,550,369
Bank of the Philippine Islands	3,311,194	3,850,226
Energy Development Corp.	20,910,000	2,733,549
Jollibee Foods Corp.	9,077,400	15,371,529
Manila Electric Co.	633,210	3,073,835
Metropolitan Bank & Trust Co.	3,164,696	4,637,362
SM Prime Holdings Inc.	2,050,000	479,521

		36,181,758

SINGAPORE – 9.31%
Ascendas Real Estate Investment Trust	2,939,535	4,799,710
CapitaLand Ltd.	3,280,500	9,226,406
CapitaMall Trust Management Ltd.	4,920,800	7,304,313
CapitaMalls Asia Ltd.	2,050,000	2,994,922
City Developments Ltd.	820,000	7,277,500
ComfortDelGro Corp. Ltd.	3,690,000	4,554,844
COSCO Corp. (Singapore) Ltd.[b]	3,280,000	5,586,250
DBS Group Holdings Ltd.	1,230,500	14,439,148
Fraser and Neave Ltd.	2,460,000	12,203,906
Genting Singapore PLC[a]	9,840,600	15,529,697
Golden Agri-Resources Ltd.	12,718,707	7,005,225
Jardine Cycle & Carriage Ltd.	410,000	10,890,625
Keppel Corp. Ltd.	1,640,000	14,990,625
Neptune Orient Lines Ltd.[a,b]	2,460,000	4,228,125
Noble Group Ltd.	5,020,364	8,550,307
Olam International Ltd.[b]	2,460,000	5,842,500
Oversea-Chinese Banking Corp. Ltd.	2,460,000	18,968,906
SembCorp Industries Ltd.	2,050,000	8,264,063
SembCorp Marine Ltd.[b]	2,460,000	10,358,906
Singapore Exchange Ltd.	1,640,000	10,839,375
Singapore Press Holdings Ltd.	379,000	1,175,492

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2011

Security	Shares	Value
Singapore Technologies Engineering Ltd.	4,100,000	$10,378,125
Singapore Telecommunications Ltd.	4,920,000	11,915,625
United Overseas Bank Ltd.	1,230,000	19,026,563
UOL Group Ltd.	1,230,000	4,554,844
Wilmar International Ltd.	1,230,000	5,054,531

		235,960,533

SOUTH KOREA – 17.71%
KB Financial Group Inc. SP ADR[a]	1,163,312	60,573,656
Korea Electric Power Corp. SP ADR[a]	2,549,804	32,459,005
KT Corp. SP ADR[a]	2,031,140	39,972,835
LG Display Co. Ltd. SP ADR[a,b]	1,401,967	23,763,341
POSCO SP ADR	596,550	60,931,617
Samsung Electronics Co. Ltd. SP GDR[b,d]	312,866	136,691,155
Shinhan Financial Group Co. Ltd. SP ADR[a]	771,902	68,861,377
SK Telecom Co. Ltd. SP ADR	1,483,380	25,662,474

		448,915,460

TAIWAN – 14.33%
Advanced Semiconductor Engineering Inc. SP ADR[b]	3,118,944	19,087,937
AU Optronics Corp. SP ADR[a]	2,465,776	23,671,450
Chunghwa Telecom Co. Ltd. SP ADR	2,515,760	75,145,751
Hon Hai Precision Industry Co. Ltd. SP GDR[d]	5,274,813	46,787,591
Siliconware Precision Industries Co. Ltd. SP ADR[b]	3,921,240	27,174,193
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	9,454,332	123,568,119
United Microelectronics Corp. SP ADR	14,999,030	47,696,916

		363,131,957

THAILAND – 3.01%
Bangkok Bank PCL Foreign	41,000	197,734
Bangkok Bank PCL NVDR	534,425	2,577,418
Bank of Ayudhya PCL NVDR	6,128,600	4,879,869
Banpu PCL NVDR	616,500	14,566,920
BEC World PCL NVDR	5,267,600	5,370,753
CP All PCL NVDR	9,225,000	11,495,792

Security	Shares	Value
Glow Energy PCL NVDR	657,600	$856,721
IRPC PCL NVDR	15,554,600	2,542,506
Kasikornbank PCL NVDR	1,948,475	7,252,780
Krung Thai Bank PCL NVDR	8,055,600	4,119,712
PTT Aromatics & Refining PCL NVDR	3,258,600	3,902,515
PTT Chemical PCL NVDR	124,300	561,251
PTT Exploration & Production PCL NVDR	1,823,600	9,473,630
PTT PCL NVDR	369,000	4,001,133
Siam Commercial Bank PCL NVDR	82,000	249,490
Thai Airways International PCL NVDR	615,000	746,480
Thai Oil PCL NVDR	1,649,300	3,630,115

		76,424,819

TOTAL COMMON STOCKS
(Cost: $2,113,863,803)		2,505,252,682

RIGHTS – 0.00%

HONG KONG – 0.00%
Shangri-La Asia Ltd.[a,c]	348,333	37,980

		37,980

TOTAL RIGHTS
(Cost: $0)		37,980

EXCHANGE-TRADED FUNDS – 1.08%

UNITED STATES – 1.08%
iShares MSCI Malaysia Index Fund[b,f]	1,917,582	27,248,840

		27,248,840

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $18,384,751)		27,248,840

SHORT-TERM INVESTMENTS – 4.17%

MONEY MARKET FUNDS – 4.17%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[f,g,h]	90,434,833	90,434,833
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[f,g,h]	12,895,616	12,895,616

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ALL COUNTRY ASIA EX JAPAN INDEX FUND

January 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[f,g]	2,366,410	$2,366,410

		105,696,859

TOTAL SHORT-TERM INVESTMENTS
(Cost: $105,696,859)		105,696,859

TOTAL INVESTMENTS IN SECURITIES – 104.10%
(Cost: $2,237,945,413)		2,638,236,361

Other Assets, Less Liabilities – (4.10)%		(103,952,024)

NET ASSETS – 100.00%		$2,534,284,337

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[f]	Affiliated issuer. See Note 2.
[g]	The rate quoted is the annualized seven-day yield of the fund at period end.
[h]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 94.53%

BRAZIL – 8.53%
Banco Santander (Brasil) SA SP ADR	18,000	$208,800
Itau Unibanco Holding SA SP ADR	38,295	823,342

		1,032,142

CHILE – 1.44%
Banco Santander (Chile) SA SP ADR	1,827	155,076
Corpbanca SA SP ADR	238	18,985

		174,061

CHINA – 30.08%
Agricultural Bank of China Ltd. Class Ha	216,000	106,396
Bank of China Ltd. Class H	828,000	430,157
Bank of Communications Co. Ltd. Class H	99,000	94,355
China CITIC Bank Class H	99,000	64,512
China Construction Bank Corp. Class H	688,320	604,816
China Everbright Ltd.	18,000	37,405
China Life Insurance Co. Ltd. Class H	108,000	419,767
China Merchants Bank Co. Ltd. Class H	63,690	149,998
China Minsheng Banking Corp. Ltd. Class H	99,800	84,620
China Overseas Land & Investment Ltd.	54,000	101,963
China Pacific Insurance (Group) Co. Ltd. Class H	25,200	99,724
China Resources Land Ltd.	36,000	64,928
China Taiping Insurance Holdings Co. Ltd.[a]	16,200	45,406
Country Garden Holdings Co. Ltd.	108,000	40,453
Franshion Properties (China) Ltd.	198,000	57,401
Guangzhou R&F Properties Co. Ltd. Class H	18,000	26,461
Hopson Development Holdings Ltd.[a]	18,000	20,457
Industrial and Commercial Bank of China Ltd. Class H	752,400	559,782
Longfor Properties Co. Ltd.	94,500	140,858
PICC Property and Casualty Co. Ltd. Class Ha	54,000	67,537

Security	Shares	Value
Ping An Insurance (Group) Co. of China Ltd. Class H	22,500	$222,958
Poly (Hong Kong) Investments Ltd.[b]	36,000	33,618
Renhe Commercial Holdings Co. Ltd.	126,000	21,011
Shimao Property Holdings Ltd.	27,000	41,007
Shui On Land Ltd.	63,000	30,305
Sino-Ocean Land Holdings Ltd.	58,500	38,946
Soho China Ltd.	45,000	35,500

		3,640,341

COLOMBIA – 1.36%
Bancolombia SA SP ADR	2,817	164,625

		164,625

CZECH REPUBLIC – 0.90%
Komercni Banka AS	459	109,558

		109,558

EGYPT – 0.12%
Commercial International Bank SP ADR	2,500	14,625

		14,625

HUNGARY – 0.90%
OTP Bank Nyrt[a]	3,891	108,719

		108,719

INDIA – 7.53%
Axis Bank Ltd. SP GDR[c]	2,519	68,744
HDFC Bank Ltd. SP ADR	3,076	444,205
ICICI Bank Ltd. SP ADR	9,180	397,861

		910,810

INDONESIA – 3.88%
PT Bank Central Asia Tbk	238,500	148,931
PT Bank Danamon Indonesia Tbk	90,000	59,184
PT Bank Mandiri Tbk	135,000	88,777
PT Bank Negara Indonesia (Persero) Tbk	159,333	56,791
PT Bank Rakyat Indonesia Tbk	216,000	115,782

		469,465

MEXICO – 2.62%
Grupo Financiero Banorte SAB de CV Series O	36,900	163,767
Grupo Financiero Inbursa SAB de CV Series O	35,100	152,777

		316,544

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
PERU – 1.43%
Credicorp Ltd.	1,656	$172,655

		172,655

PHILIPPINE ISLANDS – 2.47%
Ayala Corp.	11,250	86,363
Ayala Land Inc.	99,000	32,858
Banco de Oro Unibank Inc.	29,700	34,065
Bank of the Philippine Islands	69,445	80,750
SM Prime Holdings Inc.	279,000	65,262

		299,298

POLAND – 3.48%
Bank Handlowy w Warszawie SA	945	31,433
Bank Millennium SAa	18,774	32,664
Bank Pekao SA	1,071	63,855
Bank Zachodni WBK SA	378	28,823
BRE Bank SAa	595	63,066
Getin Holding SAa	10,377	45,045
Globe Trade Centre SAa	4,338	31,717
ING Bank Slaski SAa	36	10,694
Powszechna Kasa Oszczednosci Bank Polski SA	7,929	113,761

		421,058

RUSSIA – 3.92%
Sberbank GDR[c]	1,248	473,949

		473,949

SOUTH AFRICA – 9.40%
Absa Group Ltd.	3,555	65,852
African Bank Investments Ltd.	25,020	127,191
FirstRand Ltd.	67,653	183,643
Growthpoint Properties Ltd.	21,042	50,436
Investec Ltd.	9,450	71,164
MMI Holdings Ltd.	11,418	26,080
Nedbank Group Ltd.	981	17,386
Redefine Properties Ltd.[a]	33,732	35,799
Remgro Ltd.	10,530	160,590
RMB Holdings Ltd.	25,533	136,449
Sanlam Ltd.	7,965	30,174
Standard Bank Group Ltd.	15,912	233,184

		1,137,948

SOUTH KOREA – 8.77%
KB Financial Group Inc. SP ADR	5,539	288,416

Security	Shares	Value
Shinhan Financial Group Co. Ltd. SP ADR	7,960	$710,112
Woori Finance Holdings Co. Ltd. SP ADR	1,612	62,384

		1,060,912

THAILAND – 4.04%
Bangkok Bank PCL NVDR	23,400	112,853
Bank of Ayudhya PCL NVDR	70,200	55,897
Kasikornbank PCL NVDR	36,900	137,352
Krung Thai Bank PCL NVDR	83,700	42,805
Siam Commercial Bank PCL NVDR	45,900	139,654

		488,561

TURKEY – 3.66%
Akbank TAS	18,847	88,407
Asya Katilim Bankasi AS	16,794	29,332
Haci Omer Sabanci Holding AS	612	2,603
Turkiye Garanti Bankasi AS	24,786	110,390
Turkiye Halk Bankasi AS	8,226	64,909
Turkiye Is Bankasi AS	22,546	70,880
Yapi ve Kredi Bankasi ASa	26,307	76,961

		443,482

TOTAL COMMON STOCKS (Cost: $11,967,828)		11,438,753

PREFERRED STOCKS – 5.21%

BRAZIL – 5.21%
Banco Bradesco SA SP ADR	33,300	630,036

		630,036

TOTAL PREFERRED STOCKS (Cost: $678,230)		630,036

SHORT-TERM INVESTMENTS – 0.16%

MONEY MARKET FUNDS – 0.16%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	14,730	14,730
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	2,100	2,100

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	3,199	$3,199

		20,029

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,029)		20,029

TOTAL INVESTMENTS IN SECURITIES – 99.90%
(Cost: $12,666,087)		12,088,818

Other Assets, Less Liabilities – 0.10%		12,100

NET ASSETS – 100.00%		$12,100,918

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Unaudited)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 84.80%

BRAZIL – 14.87%
Braskem SA SP ADR	6,256	$157,839
Companhia Siderurgica Nacional SA SP ADR[a]	20,502	349,764
Fibria Celulose SA SP ADR	6,183	94,662
Vale SA SP ADR	34,823	1,212,885

		1,815,150

CHILE – 3.03%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	6,912	369,654

		369,654

CHINA – 11.55%
Aluminum Corp. of China Ltd. Class Hb	90,000	87,971
Angang New Steel Co. Ltd. Class H	36,000	53,013
Anhui Conch Cement Co. Ltd. Class H	36,000	166,244
BBMG Corp. Class H	81,000	109,514
China BlueChemical Ltd. Class H	216,000	178,436
China National Building Material Co. Ltd. Class H	36,000	89,587
China Resources Cement Holdings Ltd.[b]	18,000	13,669
China Shanshui Cement Group	27,000	21,092
Fosun International Ltd.	49,500	38,860
Hidili Industry International Development Ltd.	36,000	30,755
Huabao International Holdings Ltd.[a]	135,000	199,840
Jiangxi Copper Co. Ltd. Class H	27,000	86,239
Lee & Man Paper Manufacturing Ltd.	36,000	24,937
Maanshan Iron & Steel Co. Ltd. Class H	54,000	30,132
Nine Dragons Paper (Holdings) Ltd.	45,000	63,612
Sinofert Holdings Ltd.[b]	126,000	69,984
Sinopec Shanghai Petrochemical Co. Ltd. Class H	216,000	131,333
Zijin Mining Group Co. Ltd. Class H	18,000	14,223

		1,409,441

INDIA – 2.45%
Sterlite Industries (India) Ltd. SP ADR	20,682	298,855

		298,855

Security	Shares	Value
INDONESIA – 2.46%
PT Aneka Tambang Tbk	171,000	$41,106
PT Indocement Tunggal Prakarsa Tbk	76,500	114,564
PT International Nickel Indonesia Tbk	103,500	52,619
PT Semen Gresik (Persero) Tbk	108,000	92,507

		300,796

MEXICO – 7.13%
Cemex SAB de CV CPO[b]	263,000	247,803
Grupo Mexico SAB de CV Series B	87,300	340,219
Industrias Penoles SAB de CV	3,600	119,036
Mexichem SAB de CV	45,900	163,444

		870,502

PERU – 4.56%
Compania de Minas Buenaventura SA SP ADR	6,858	281,178
Southern Copper Corp.	6,156	275,912

		557,090

POLAND – 1.60%
KGHM Polska Miedz SA	3,321	194,760

		194,760

RUSSIA – 8.39%
JSC MMC Norilsk Nickel SP ADR	17,550	445,068
Mechel OAO SP ADR	3,888	122,589
Novolipetsk Steel SP GDR[c]	2,646	112,878
Polyus Gold SP ADR	1,918	64,541
Severstal SP GDR[c]	5,526	99,744
Uralkali SP GDR[c]	4,716	178,972

		1,023,792

SOUTH AFRICA – 14.92%
African Rainbow Minerals Ltd.	2,997	87,865
Anglo Platinum Ltd.[b]	1,530	149,804
AngloGold Ashanti Ltd.	8,730	372,508
ArcelorMittal South Africa Ltd.	4,950	56,532
Exxaro Resources Ltd.	3,798	75,907
Gold Fields Ltd.	14,688	230,835
Harmony Gold Mining Co. Ltd.	8,478	92,101
Impala Platinum Holdings Ltd.	12,366	351,139
Kumba Iron Ore Ltd.	1,746	109,490
Northam Platinum Ltd.[a]	5,004	29,906
Pretoria Portland Cement Co. Ltd.	33,579	145,914

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Sappi Ltd.	23,679	$119,582

		1,821,583

SOUTH KOREA – 7.54%
POSCO SP ADR	9,009	920,179

		920,179

TAIWAN – 2.25%
China Steel Corp. SP GDR	11,914	274,379

		274,379

THAILAND – 3.60%
PTT Chemical PCL NVDR	53,100	239,762
Siam Cement PCL NVDR	19,800	199,955

		439,717

TURKEY – 0.45%
Eregli Demir ve Celik Fabrikalari TAS	17,487	54,976

		54,976

TOTAL COMMON STOCKS (Cost: $9,815,614)		10,350,874

PREFERRED STOCKS – 14.97%

BRAZIL – 14.97%
Gerdau SA SP ADR	17,814	236,035
Vale SA Class A SP ADR	51,395	1,592,217

		1,828,252

TOTAL PREFERRED STOCKS (Cost: $1,708,920)		1,828,252

SHORT-TERM INVESTMENTS – 2.80%

MONEY MARKET FUNDS – 2.80%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	293,791	293,791
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	41,893	41,893
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	5,917	5,917

		341,601

TOTAL SHORT-TERM INVESTMENTS
(Cost: $341,601)		341,601

Value
TOTAL INVESTMENTS IN SECURITIES – 102.57%
(Cost: $11,866,135)	$12,520,727

Other Assets, Less Liabilities – (2.57)%	(314,233)

NET ASSETS – 100.00%	$12,206,494

CPO – Certificates of Participation (Ordinary)

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Unaudited)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.59%

AUSTRIA – 1.14%
Erste Group Bank AG	1,056	$52,988
IMMOEAST AG Escrow[a,b]	740	–
IMMOFINANZ AGa	5,752	25,393
IMMOFINANZ AG Escrow[a,b]	328	–
Raiffeisen International Bank Holding AG	280	16,488
Vienna Insurance Group AG	208	11,331

		106,200

BELGIUM – 1.46%
Ageas	12,696	36,048
Compagnie Nationale a Portefeuille SA	160	8,867
Dexia SAa	3,144	13,134
Groupe Bruxelles Lambert SA	456	41,099
KBC Groep NVa	920	36,900

		136,048

DENMARK – 0.81%
Danske Bank A/Sa	2,568	68,952
TrygVesta A/S	128	6,949

		75,901

FINLAND – 0.86%
Pohjola Bank PLC	808	10,790
Sampo OYJ Class A	2,376	70,036

		80,826

FRANCE – 12.55%
AXA	9,744	206,530
BNP Paribas	5,440	407,220
CNP Assurances SA	872	19,248
Credit Agricole SA	5,472	80,948
Eurazeo	160	11,808
Fonciere des Regions	180	18,131
Gecina SA	104	12,449
Icade	128	13,915
Klepierre	520	18,935
Natixis[a]	4,896	26,024
SCOR SE	896	24,832
Societe Generale	3,600	233,108
Unibail-Rodamco SE	520	99,381

		1,172,529

Security	Shares	Value
GERMANY – 10.47%
Allianz SE Registered	2,576	$358,291
Commerzbank AGa	4,789	36,538
Deutsche Bank AG Registered	5,280	312,502
Deutsche Boerse AG	1,096	83,185
Hannover Rueckversicherung AG Registered	336	18,820
Muenchener Rueckversicherungs- Gesellschaft AG Registered	1,072	168,135

		977,471

GREECE – 1.01%
Alpha Bank AEa	2,516	14,764
Bank of Cyprus Public Co. Ltd.	4,220	17,878
EFG Eurobank Ergasias SAa	1,601	9,394
National Bank of Greece SA SP ADR	27,208	51,967

		94,003

IRELAND – 0.09%
Bank of Ireland[a]	19,800	8,252

		8,252

ITALY – 6.53%
Assicurazioni Generali SpA	6,616	144,494
Banca Carige SpA	3,224	7,638
Banca Monte dei Paschi di Siena SpA[a]	12,888	16,424
Banco Popolare SpA	8,616	30,683
Exor SpA	398	12,288
Intesa Sanpaolo SpA	43,616	145,308
Mediobanca SpA	2,728	27,602
UniCredit SpA	76,720	190,276
Unione di Banche Italiane ScpA	3,408	35,346

		610,059

NETHERLANDS – 3.71%
AEGON NVa	8,800	65,270
Corio NV	344	22,466
Delta Lloyd NV	432	10,913
ING Groep NV CVA[a]	21,712	247,782

		346,431

NORWAY – 0.83%
DnB NOR ASA	5,632	77,519

		77,519

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
PORTUGAL – 0.27%
Banco Comercial Portugues SA Registered	15,040	$12,104
Banco Espirito Santo SA Registered	3,208	13,018

		25,122

SPAIN – 10.52%
Banco Bilbao Vizcaya Argentaria SA	24,233	297,914
Banco de Sabadell SAc	5,728	27,439
Banco de Valencia SAc	1,325	6,431
Banco Popular Espanol SA	4,952	29,818
Banco Santander SA	45,593	559,446
Bankinter SA	1,624	11,097
Criteria CaixaCorp SA	4,952	34,224
Mapfre SA	4,610	15,687

		982,056

SWEDEN – 6.16%
Industrivarden AB Class A	648	10,823
Investor AB Class B	2,632	61,029
Kinnevik Investment AB Class B	1,256	28,049
Nordea Bank AB	18,280	222,592
Ratos AB Class B	592	22,271
Skandinaviska Enskilda Banken AB Class A	8,008	72,916
Svenska Handelsbanken AB Class A	2,768	94,573
Swedbank AB Class Aa	4,024	63,330

		575,583

SWITZERLAND – 12.26%
Baloise Holding AG Registered	280	28,934
Credit Suisse Group AG Registered	6,376	286,416
GAM Holding AGa	1,152	20,719
Julius Baer Group Ltd.	1,192	54,193
Pargesa Holding SA Bearer	152	13,459
Swiss Life Holding AG Registered[a]	168	26,944
Swiss Reinsurance Co. Registered	2,008	115,289
UBS AG Registered[a]	20,576	370,725
Zurich Financial Services AG Registered	832	228,354

		1,145,033

UNITED KINGDOM – 30.92%
3i Group PLC	5,664	28,124
Admiral Group PLC	1,096	28,843
Aviva PLC	15,968	113,254
Barclays PLC	64,792	304,856

Security	Shares	Value
British Land Co. PLC	4,984	$41,393
Capital Shopping Centres Group PLC	2,840	16,722
Hammerson PLC	3,976	27,334
HSBC Holdings PLC	99,728	1,087,186
ICAP PLC	3,448	29,630
Investec PLC	2,600	19,936
Land Securities Group PLC	4,336	46,845
Legal & General Group PLC	33,424	59,426
Lloyds Banking Group PLC[a]	231,328	234,101
London Stock Exchange Group PLC	840	11,383
Man Group PLC	9,888	46,596
Old Mutual PLC	31,040	62,446
Prudential PLC	14,544	157,480
Resolution Ltd.	8,296	34,735
Royal Bank of Scotland Group PLC[a]	98,256	65,597
RSA Insurance Group PLC	19,032	41,428
Schroders PLC	704	20,331
SEGRO PLC	4,080	19,494
Standard Chartered PLC	13,224	345,047
Standard Life PLC	12,344	45,337

		2,887,524

TOTAL COMMON STOCKS (Cost: $9,198,650)		9,300,557

PREFERRED STOCKS – 0.16%

ITALY – 0.16%
Intesa Sanpaolo SpA RNC	5,280	15,238

		15,238

TOTAL PREFERRED STOCKS (Cost: $15,028)		15,238

RIGHTS – 0.13%

SPAIN – 0.13%
Banco Santander SAa	64,108	12,129

		12,129

TOTAL RIGHTS (Cost: $9,967)		12,129

SCHEDULES OF INVESTMENTS	67

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EUROPE FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.33%

MONEY MARKET FUNDS – 0.33%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	27,173	$27,173
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	3,875	3,875

		31,048

TOTAL SHORT-TERM INVESTMENTS
(Cost: $31,048)		31,048

TOTAL INVESTMENTS IN SECURITIES – 100.21%
(Cost: $9,254,693)		9,358,972

Other Assets, Less Liabilities – (0.21)%		(19,891)

NET ASSETS – 100.00%		$9,339,081

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

HONG KONG – 28.08%
AIA Group Ltd.[a]	28,000	$77,042
Bank of East Asia Ltd. (The)	5,600	24,280
BOC Hong Kong (Holdings) Ltd.	14,000	45,166
Cheung Kong (Holdings) Ltd.	6,000	98,977
Hang Lung Group Ltd.	2,000	12,635
Hang Lung Properties Ltd.	8,000	35,096
Hang Seng Bank Ltd.	2,800	46,189
Henderson Land Development Co. Ltd.	2,000	13,867
Hong Kong Exchanges and Clearing Ltd.	3,800	87,155
Hopewell Holdings Ltd.	1,000	3,245
Hysan Development Co. Ltd.	2,000	9,544
Kerry Properties Ltd.	2,000	10,685
Link REIT (The)	8,000	25,091
New World Development Co. Ltd.	10,000	18,933
Sino Land Co. Ltd.	8,000	15,126
Sun Hung Kai Properties Ltd.	6,000	100,055
Swire Pacific Ltd. Class A	3,000	47,180
Wharf (Holdings) Ltd. (The)[b]	6,000	45,332
Wheelock and Co. Ltd.	2,000	8,107
Wing Hang Bank Ltd.	1,000	13,456

		737,161

JAPAN – 59.61%
77 Bank Ltd. (The)	2,000	10,863
AEON Credit Service Co. Ltd.	200	2,810
AEON Mall Co. Ltd.	200	5,246
Aozora Bank Ltd.	2,000	4,418
Bank of Kyoto Ltd. (The)	2,000	18,504
Bank of Yokohama Ltd. (The)	4,000	20,066
Chiba Bank Ltd. (The)	2,000	12,474
Chuo Mitsui Trust Holdings Inc.	4,000	16,111
Credit Saison Co. Ltd.	400	6,860
Dai-ichi Life Insurance Co. Ltd. (The)	28	44,018
Daito Trust Construction Co. Ltd.	200	14,036
Daiwa House Industry Co. Ltd.	2,000	24,436
Daiwa Securities Group Inc.	6,000	29,659
Fukuoka Financial Group Inc.	4,000	17,185
Gunma Bank Ltd. (The)	2,000	11,522
Hachijuni Bank Ltd. (The)	2,000	11,473
Hiroshima Bank Ltd. (The)	2,000	8,544
Hokuhoku Financial Group Inc.	4,000	8,104

Security	Shares	Value
Iyo Bank Ltd. (The)	2,000	$17,063
Japan Prime Realty Investment Corp.	2	5,368
Japan Real Estate Investment Corp.	2	20,042
Japan Retail Fund Investment Corp.	6	11,036
Joyo Bank Ltd. (The)	2,000	8,837
Matsui Securities Co. Ltd.	400	2,661
Mitsubishi Estate Co. Ltd.	4,000	75,674
Mitsubishi UFJ Financial Group Inc.	46,400	241,260
Mitsubishi UFJ Lease & Finance Co. Ltd.	200	8,117
Mitsui Fudosan Co. Ltd.	4,000	81,435
Mizuho Financial Group Inc.	74,800	144,250
Mizuho Securities Co. Ltd.	2,000	5,273
Mizuho Trust & Banking Co. Ltd.[a]	4,000	3,906
MS&AD Insurance Group Holdings Inc.	1,780	42,409
Nippon Building Fund Inc.	2	20,994
Nishi-Nippon City Bank Ltd. (The)	2,000	6,225
NKSJ Holdings Inc.[a]	6,000	41,011
Nomura Holdings Inc.	12,600	76,741
Nomura Real Estate Holdings Inc.	200	3,642
NTT Urban Development Corp.	4	4,130
ORIX Corp.	400	39,546
Sapporo Hokuyo Holdings Inc.	600	2,915
SBI Holdings Inc.	64	8,554
Senshu Ikeda Holdings Inc.	1,200	1,758
Seven Bank Ltd.	2	4,521
Shinsei Bank Ltd.[a]	4,000	4,589
Shizuoka Bank Ltd. (The)	2,000	18,357
Sony Financial Holdings Inc.	4	14,818
Sumitomo Mitsui Financial Group Inc.	5,000	170,389
Sumitomo Realty & Development Co. Ltd.	2,000	48,602
Sumitomo Trust and Banking Co. Ltd. (The)	6,000	36,250
T&D Holdings Inc.	1,000	25,204
Tokio Marine Holdings Inc.	2,800	83,593
Tokyo Tatemono Co. Ltd.	2,000	9,203
Tokyu Land Corp.	2,000	10,277

		1,564,979

SINGAPORE – 12.18%
Ascendas Real Estate Investment Trust	4,000	6,531
CapitaLand Ltd.[b]	10,000	28,125
CapitaMall Trust Management Ltd.	8,000	11,875

SCHEDULES OF INVESTMENTS	69

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI FAR EAST FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
CapitaMalls Asia Ltd.	6,000	$8,766
City Developments Ltd.	2,000	17,750
DBS Group Holdings Ltd.	6,000	70,406
Global Logistic Properties Ltd.[a]	6,000	9,750
Keppel Land Ltd.	2,000	7,000
Oversea-Chinese Banking Corp. Ltd.	10,000	77,110
Singapore Exchange Ltd.	2,000	13,219
United Overseas Bank Ltd.	4,000	61,875
UOL Group Ltd.	2,000	7,406

		319,813

TOTAL COMMON STOCKS (Cost: $2,409,573)		2,621,953

SHORT-TERM INVESTMENTS – 0.84%

MONEY MARKET FUNDS – 0.84%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d,e]	19,079	19,079
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[c,d,e]	2,721	2,721
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c,d]	305	305

		22,105

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,105)		22,105

TOTAL INVESTMENTS IN SECURITIES – 100.71%
(Cost: $2,431,678)		2,644,058

Other Assets, Less Liabilities – (0.71)%		(18,581)

NET ASSETS – 100.00%		$2,625,477

a	Non-income earning security.
b	All or a portion of this security represents a security on loan. See Note 5.
c	Affiliated issuer. See Note 2.
d	The rate quoted is the annualized seven-day yield of the fund at period end.
e	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

70	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.56%

AUSTRALIA – 4.24%
AGL Energy Ltd.	7,488	$111,237
Alumina Ltd.	20,888	49,564
Amcor Ltd.	17,250	118,324
AMP Ltd.	26,712	142,481
Asciano Group[a]	37,188	59,508
ASX Ltd.	2,448	91,183
Australia and New Zealand Banking Group Ltd.	32,364	763,758
AXA Asia Pacific Holdings Ltd.	12,420	79,745
Bendigo and Adelaide Bank Ltd.	5,653	55,120
BGP Holdings PLC[b]	38,252	5
BHP Billiton Ltd.	44,712	1,972,571
BlueScope Steel Ltd.	22,320	47,176
Boral Ltd.	15,379	73,904
Brambles Ltd.	19,440	139,160
Caltex Australia Ltd.	3,456	46,309
CFS Retail Property Trust	33,588	60,779
Coca-Cola Amatil Ltd.	9,216	103,277
Cochlear Ltd.	1,080	83,018
Commonwealth Bank of Australia	20,016	1,046,889
Computershare Ltd.	6,192	62,166
Crown Ltd.	7,740	66,210
CSL Ltd.	7,596	281,799
CSR Ltd.	14,159	22,657
Dexus Property Group	51,840	42,898
Fairfax Media Ltd.[c]	28,625	38,528
Fortescue Metals Group Ltd.[a]	17,280	109,916
Foster’s Group Ltd.	30,168	169,938
Goodman Fielder Ltd.	22,428	28,175
Goodman Group	67,032	44,443
GPT Group	20,880	61,619
Harvey Norman Holdings Ltd.	11,556	34,679
Incitec Pivot Ltd.	25,416	108,961
Insurance Australia Group Ltd.	24,552	93,263
James Hardie Industries SEa	9,072	56,439
Leighton Holdings Ltd.	1,944	61,149
Lend Lease Group	5,328	46,799
Macarthur Coal Ltd.	360	4,479
Macquarie Group Ltd.	4,104	166,204
MAp Group	13,135	39,156
Metcash Ltd.	8,172	34,219

Security	Shares	Value
Mirvac Group	44,790	$55,373
National Australia Bank Ltd.	27,324	671,788
Newcrest Mining Ltd.	9,846	363,013
OneSteel Ltd.	22,005	59,674
Orica Ltd.	5,223	132,006
Origin Energy Ltd.	13,284	217,601
OZ Minerals Ltd.	22,492	36,552
Paladin Energy Ltd.[a]	6,984	34,049
Qantas Airways Ltd.[a]	15,948	38,160
QBE Insurance Group Ltd.	13,284	231,773
Rio Tinto Ltd.	5,874	492,229
Santos Ltd.	11,854	159,667
Sims Metal Management Ltd.	1,728	33,199
Sonic Healthcare Ltd.	5,439	64,747
SP AusNet	52,674	46,214
Stockland Corp. Ltd.	29,566	106,118
Suncorp-Metway Ltd.	18,468	158,717
Tabcorp Holdings Ltd.	13,519	93,675
Tatts Group Ltd.	25,740	63,644
Telstra Corp. Ltd.	52,346	146,129
Toll Holdings Ltd.	7,740	45,375
Transurban Group	14,904	77,566
Wesfarmers Ltd.	12,708	431,156
Wesfarmers Ltd. Partially Protected	1,260	43,352
Westfield Group	26,712	262,058
Westfield Retail Trust[a]	26,712	70,574
Westpac Banking Corp.	39,280	900,338
Woodside Petroleum Ltd.	8,179	339,552
Woolworths Ltd.	15,876	422,618
WorleyParsons Ltd.	2,700	74,431

		12,489,053

AUSTRIA – 0.21%
Erste Group Bank AG	2,964	148,729
IMMOEAST AG Escrow[a,b]	5,270	1
IMMOFINANZ AGa	10,637	46,958
OMV AG	2,268	100,746
Raiffeisen International Bank Holding AG	1,008	59,356
Telekom Austria AG	5,256	72,492
Verbund AG	1,477	59,119
Vienna Insurance Group AG	720	39,223
voestalpine AG	1,872	84,117

		610,741

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
BELGIUM – 0.45%
Ageas	34,108	$96,844
Anheuser-Busch InBev NV	9,504	526,607
Belgacom SA	1,697	61,061
Colruyt SA	1,326	67,964
Compagnie Nationale a Portefeuille SA	576	31,919
Delhaize Group SA	1,296	102,416
Dexia SAa	9,050	37,806
Groupe Bruxelles Lambert SA	938	84,541
KBC Groep NVa	2,405	96,461
Mobistar SA	593	37,077
Solvay SA	656	68,712
UCB SA	1,431	51,255
Umicore	1,323	67,928

		1,330,591

CANADA – 5.81%
Agnico-Eagle Mines Ltd.	2,304	157,877
Agrium Inc.	2,484	219,705
Alimentation Couche-Tard Inc. Class B	2,880	76,963
ARC Resources Ltd.	1,635	40,750
Bank of Montreal	7,164	413,833
Bank of Nova Scotia	13,536	764,052
Barrick Gold Corp.	13,392	635,559
BCE Inc.	2,844	103,410
Bombardier Inc. Class B	20,088	114,473
Brookfield Asset Management Inc. Class A	7,056	230,674
Brookfield Properties Corp.	3,420	60,074
CAE Inc.	5,904	75,139
Cameco Corp.	4,788	198,700
Canadian Imperial Bank of Commerce	5,292	403,520
Canadian National Railway Co.	6,588	447,148
Canadian Natural Resources Ltd.	15,120	674,939
Canadian Oil Sands Ltd.	3,132	86,077
Canadian Pacific Railway Ltd.	2,196	147,468
Canadian Tire Corp. Ltd. Class A	1,044	65,025
Canadian Utilities Ltd. Class A	1,296	68,943
Cenovus Energy Inc.	8,686	300,461
CGI Group Inc. Class Aa	5,292	101,898
CI Financial Corp.	2,052	44,004
Crescent Point Energy Corp.	3,137	138,778
Eldorado Gold Corp.	8,136	130,876
Enbridge Inc.	5,580	323,894

Security	Shares	Value
EnCana Corp.	10,260	$331,007
Enerplus Corp.	1,836	59,196
Fairfax Financial Holdings Ltd.	367	140,159
Finning International Inc.	1,908	55,585
First Quantum Minerals Ltd.	1,152	133,426
Fortis Inc.	2,664	91,885
Franco-Nevada Corp.	2,016	56,091
George Weston Ltd.	648	45,925
Gildan Activewear Inc.[a]	1,836	54,020
Goldcorp Inc.	10,260	412,246
Great-West Lifeco Inc.	3,132	81,224
Husky Energy Inc.	3,384	91,345
IAMGOLD Corp.	5,220	99,364
IGM Financial Inc.	1,800	76,499
Imperial Oil Ltd.	4,320	192,840
Industrial Alliance Insurance and Financial Services Inc.	108	3,968
Inmet Mining Corp.	828	61,795
Intact Financial Corp.	720	36,315
Ivanhoe Mines Ltd.[a]	5,175	143,881
Kinross Gold Corp.	13,840	230,240
Loblaw Companies Ltd.	2,304	90,133
Magna International Inc. Class A	2,916	170,456
Manulife Financial Corp.	23,693	413,340
Metro Inc. Class A	612	26,462
National Bank of Canada	2,412	168,340
Nexen Inc.	6,336	159,311
Niko Resources Ltd.	1,008	98,255
Onex Corp.	2,088	67,217
Open Text Corp.[a]	1,404	69,396
Pacific Rubiales Energy Corp.	3,780	130,604
Pan American Silver Corp.	1,260	41,305
Penn West Petroleum Ltd.	5,760	157,727
Potash Corp. of Saskatchewan Inc.	3,891	690,091
Power Corp. of Canada	4,356	117,539
Power Financial Corp.	2,916	86,846
Research In Motion Ltd.[a]	6,552	386,406
Ritchie Bros. Auctioneers Inc.[c]	540	13,497
Rogers Communications Inc. Class B	6,660	232,842
Royal Bank of Canada	18,545	995,247
Saputo Inc.	2,412	100,796
Shaw Communications Inc. Class B	4,968	104,997
Sherritt International Corp.	5,260	45,961

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Shoppers Drug Mart Corp.	2,556	$94,191
Silver Wheaton Corp.[a]	5,400	166,764
Sino-Forest Corp. Class Aa	3,528	76,821
SNC-Lavalin Group Inc.	1,908	111,914
Sun Life Financial Inc.	7,524	237,022
Suncor Energy Inc.	20,883	865,593
Talisman Energy Inc.	14,076	322,823
Teck Resources Ltd. Class B	7,920	480,228
TELUS Corp. NVS	2,124	101,268
Thomson Reuters Corp.	5,657	226,223
Tim Hortons Inc.	1,440	58,996
TMX Group Inc.	1,332	50,763
Toronto-Dominion Bank (The)	11,412	855,230
TransAlta Corp.	3,204	66,242
TransCanada Corp.	8,208	299,927
Valeant Pharmaceuticals International Inc.	2,232	81,425
Vermilion Energy Trust	504	23,864
Viterra Inc.	3,420	40,004
Yamana Gold Inc.	10,584	119,252
Yellow Media Inc.	5,472	33,535

		17,100,104

DENMARK – 0.50%
Carlsberg A/S Class B	1,404	140,077
Coloplast A/S Class B	720	104,739
Danske Bank A/Sa	6,480	173,992
DSV A/S	3,060	63,986
Novo Nordisk A/S Class B	6,696	755,493
Novozymes A/S Class B	684	94,785
TrygVesta A/S	432	23,453
Vestas Wind Systems A/Sa	2,592	89,475
William Demant Holding A/Sa	363	29,107

		1,475,107

FINLAND – 0.60%
Elisa OYJ	2,448	53,968
Fortum OYJ	6,444	198,781
Kesko OYJ Class B	1,224	59,002
Kone OYJ Class B	2,232	121,730
Metso OYJ	1,908	101,966
Neste Oil OYJ	2,124	40,127
Nokia OYJ	47,412	508,314
Nokian Renkaat OYJ	1,944	70,309
Orion OYJ Class B	756	17,112

Security	Shares	Value
Outokumpu OYJ	2,196	$40,976
Rautaruukki OYJ	1,548	38,668
Sampo OYJ Class A	6,300	185,702
Stora Enso OYJ Class R	3,528	42,033
UPM-Kymmene OYJ	7,884	162,567
Wartsila OYJ	1,548	119,698

		1,760,953

FRANCE – 5.05%
Accor SA	2,628	120,340
Aeroports de Paris	684	57,569
Air France-KLM[a]	2,016	36,899
Alcatel-Lucent[a]	31,968	106,941
ALSTOM	2,448	136,816
Aperam[a]	589	24,185
ArcelorMittal	11,780	429,761
Atos Origin SAa	1,008	56,198
AXA	22,132	469,102
BNP Paribas	12,434	930,766
Bouygues SA	2,916	135,966
Bureau Veritas SA	288	20,923
Cap Gemini SA	1,944	98,094
Carrefour SA	8,280	406,227
Casino Guichard-Perrachon SA	684	66,928
Christian Dior SA	576	79,246
CNP Assurances SA	2,304	50,856
Compagnie de Saint-Gobain	5,044	292,656
Compagnie Generale de Geophysique-Veritas[a]	1,800	54,686
Compagnie Generale des Etablissements Michelin Class B	2,424	176,700
Credit Agricole SA	11,813	174,751
Danone SA	7,318	441,350
Dassault Systemes SA	1,224	96,256
Edenred SAa	2,628	62,926
Eiffage SA	468	24,077
Electricite de France	2,700	119,195
Eramet	72	25,616
Essilor International SA	2,628	175,916
Eurazeo	339	25,018
European Aeronautic Defence and Space Co. NVa	4,393	126,780
Eutelsat Communications	936	34,192
Fonciere des Regions	144	14,505

SCHEDULES OF INVESTMENTS	73

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
France Telecom SA	24,336	$532,333
GDF Suez	16,453	653,591
Gecina SA	216	25,856
Groupe Eurotunnel SA	4,219	41,022
Hermes International	576	116,401
Icade	468	50,875
Iliad SA	144	15,310
Klepierre	1,585	57,716
L’Air Liquide SA	3,993	499,430
L’Oreal SA	3,168	368,314
Lafarge SA	2,639	156,572
Lagardere SCA	1,872	83,424
LVMH Moet Hennessy Louis Vuitton SA	3,384	529,131
Natixis[a]	13,127	69,775
Neopost SA	684	61,996
Pernod Ricard SA	2,775	264,909
PPR SA	1,116	178,632
PSA Peugeot Citroen SAa	2,160	90,662
Publicis Groupe SA	2,736	141,002
Renault SAa	2,592	169,810
Safran SA	3,528	127,694
Sanofi-Aventis	13,248	905,880
Schneider Electric SA	3,204	500,326
SCOR SE	2,540	70,395
SES SA FDR	3,060	73,837
Societe Generale	7,977	516,529
Societe Television Francaise 1	2,592	50,408
Sodexo	1,476	101,726
STMicroelectronics NV	9,576	116,044
Suez Environnement SA	4,969	102,766
Technip SA	1,332	129,603
Thales SA	1,332	49,571
Total SA	27,432	1,606,479
Unibail-Rodamco SE	1,332	254,568
Vallourec SA	1,368	148,804
Veolia Environnement	4,788	149,864
Vinci SA	5,544	321,401
Vivendi SA	16,128	462,904

		14,867,001

GERMANY – 4.01%
Adidas AG	2,556	159,409
Allianz SE Registered	6,300	876,254

Security	Shares	Value
BASF SE	12,996	$1,000,987
Bayer AG	10,836	800,152
Bayerische Motoren Werke AG	4,608	354,289
Beiersdorf AG	1,116	61,232
Celesio AG	1,224	30,961
Commerzbank AGa	7,704	58,779
Continental AGa	756	59,597
Daimler AG Registered[a]	12,132	888,533
Deutsche Bank AG Registered	11,556	683,954
Deutsche Boerse AG	2,736	207,658
Deutsche Lufthansa AG Registered[a]	3,492	73,465
Deutsche Post AG Registered	10,476	192,315
Deutsche Telekom AG Registered	38,988	520,521
E.ON AG	23,760	793,200
Fraport AG	540	38,068
Fresenius Medical Care AG & Co. KGaA	2,592	151,864
Fresenius SE	936	81,718
GEA Group AG	3,096	88,394
Hannover Rueckversicherung AG Registered	792	44,362
HeidelbergCement AG	1,764	115,432
Henkel AG & Co. KGaA	1,512	77,850
Hochtief AG	540	47,863
Infineon Technologies AGa	11,916	126,137
K+S AG	2,184	161,660
Linde AG	2,232	325,744
MAN SE	1,620	187,543
Merck KGaA	900	77,119
METRO AG	1,728	121,842
Muenchener Rueckversicherungs- Gesellschaft AG Registered	2,844	446,060
QIAGEN NVa	3,132	57,797
RWE AG	5,508	397,282
Salzgitter AG	612	49,588
SAP AG	11,844	685,573
Siemens AG Registered	11,448	1,469,541
Suedzucker AG	576	15,387
ThyssenKrupp AG	5,076	205,714
TUI AGa	1,152	15,889
Volkswagen AG	468	71,221

		11,820,954

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
GREECE – 0.09%
Alpha Bank AEa	3,760	$22,063
Bank of Cyprus Public Co. Ltd.	3,938	16,683
Coca-Cola Hellenic Bottling Co. SA	2,268	66,884
EFG Eurobank Ergasias SAa	2,015	11,824
Hellenic Telecommunications Organization SA SP ADR	7,524	37,921
National Bank of Greece SA SP ADR	28,269	53,994
OPAP SA	1,720	34,688
Public Power Corp. SA	1,050	17,202

		261,259

HONG KONG – 1.28%
AIA Group Ltd.[a]	50,400	138,676
Bank of East Asia Ltd. (The)	29,280	126,949
BOC Hong Kong (Holdings) Ltd.	54,000	174,210
CLP Holdings Ltd.	18,000	146,041
Esprit Holdings Ltd.	18,209	86,306
Foxconn International Holdings Ltd.[a]	36,000	25,491
Hang Lung Properties Ltd.	36,000	157,932
Hang Seng Bank Ltd.	14,400	237,545
Hong Kong and China Gas Co. Ltd. (The)	39,620	89,651
Hong Kong Exchanges and Clearing Ltd.	18,000	412,840
Hongkong Electric Holdings Ltd.	18,000	114,062
Hutchison Whampoa Ltd.	36,000	419,767
Kerry Properties Ltd.	18,000	96,168
Link REIT (The)	36,000	112,908
MTR Corp. Ltd.	36,000	131,610
New World Development Co. Ltd.	36,000	68,160
Sands China Ltd.[a]	28,800	71,301
Sun Hung Kai Properties Ltd.	36,000	600,327
Swire Pacific Ltd. Class A	18,000	283,077
Wharf (Holdings) Ltd. (The)[c]	36,000	271,995

		3,765,016

IRELAND – 0.11%
Anglo Irish Bank Corp. Ltd.[b]	6,552	1
Bank of Ireland[a]	25,970	10,824
CRH PLC	9,508	203,809
Elan Corp. PLC[a]	6,444	43,909
Kerry Group PLC Class A	2,412	78,273

		336,816

Security	Shares	Value
ISRAEL – 0.34%
Bank Hapoalim Ltd.[a]	5,580	$25,270
Bank Leumi le-Israel	8,532	38,456
Bezeq The Israel Telecommunication Corp. Ltd.	10,188	27,168
Cellcom Israel Ltd.	2,340	70,523
Delek Group Ltd. (The)	72	16,158
Israel Chemicals Ltd.	4,968	77,830
Israel Corp. Ltd. (The)[a]	36	41,171
NICE Systems Ltd.[a]	180	5,846
Partner Communications Co. Ltd.	3,204	61,300
Teva Pharmaceutical Industries Ltd.	11,664	630,554

		994,276
ITALY – 1.40%
A2A SpA	29,484	43,858
Assicurazioni Generali SpA	14,773	322,643
Atlantia SpA	4,335	98,777
Autogrill SpA[a]	3,888	56,023
Banca Carige SpA	16,457	38,988
Banca Monte dei Paschi di Siena SpA[a]	29,496	37,588
Banco Popolare SpA[c]	10,044	35,768
Enel SpA	83,893	474,734
Eni SpA	32,780	777,485
Fiat Industrial SpA[a]	11,272	152,762
Fiat SpA	11,272	109,568
Finmeccanica SpA	3,179	42,996
Intesa Sanpaolo SpA	95,852	319,334
Luxottica Group SpA	2,376	72,121
Mediaset SpA	9,972	64,838
Mediobanca SpA	8,110	82,057
Parmalat SpA	18,689	59,316
Pirelli & C. SpA	6,459	49,412
Prysmian SpA	2,340	47,288
Saipem SpA	3,960	198,381
Snam Rete Gas SpA	16,607	87,259
Telecom Italia SpA	130,969	186,382
Tenaris SA	5,724	134,194
Terna SpA	25,436	111,244
UniCredit SpA	179,725	445,743
Unione di Banche Italiane ScpA	7,350	76,231

		4,124,990

NETHERLANDS – 1.30%
AEGON NVa	20,304	150,597

SCHEDULES OF INVESTMENTS	75

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Akzo Nobel NV	3,528	$220,973
ASML Holding NV	5,688	237,846
Corio NV	828	54,075
Fugro NV CVA	434	35,023
Heineken Holding NV	648	28,802
Heineken NV	3,348	168,755
ING Groep NV CVA[a]	45,830	523,021
Koninklijke Ahold NV	17,640	239,184
Koninklijke DSM NV	2,268	134,467
Koninklijke KPN NV	22,752	359,187
Koninklijke Philips Electronics NV	14,076	439,323
Randstad Holding NVa	1,188	64,938
Reed Elsevier NV	9,252	120,655
Royal Boskalis Westminster NV CVA	576	27,750
Royal Vopak NV	936	45,318
SBM Offshore NV	2,132	50,889
TNT NV	5,548	150,339
Unilever NV CVA	22,702	672,443
Wolters Kluwer NV	4,356	99,973

		3,823,558
NEW ZEALAND – 0.02%
Contact Energy Ltd.[a]	5,652	26,868
Fletcher Building Ltd.	3,924	23,445

		50,313
NORWAY – 0.42%
Aker Solutions ASA	1,764	32,067
DnB NOR ASA	12,600	173,426
Norsk Hydro ASA	15,256	114,474
Orkla ASA	5,616	50,560
Renewable Energy Corp. ASA[a]	4,146	13,287
Seadrill Ltd.	5,184	170,528
Statoil ASA	16,668	404,583
Telenor ASA	8,928	137,724
Yara International ASA	2,452	138,011

		1,234,660
PORTUGAL – 0.15%
Banco Comercial Portugues SA Registered	59,401	47,805
Banco Espirito Santo SA Registered	8,318	33,756
BRISA – Auto-estradas de Portugal SA	6,158	44,881
CIMPOR – Cimentos de Portugal SGPS SA	2,201	14,798

Security	Shares	Value
EDP Renovaveis SAa	864	$5,141
Energias de Portugal SA	33,120	127,413
Galp Energia SGPS SA Class B	1,476	30,172
Jeronimo Martins SGPS SA	1,152	17,436
Portugal Telecom SGPS SA Registered	9,869	114,467

		435,869
SINGAPORE – 0.90%
CapitaLand Ltd.	36,000	101,250
CapitaMall Trust Management Ltd.	108,200	160,609
ComfortDelGro Corp. Ltd.[c]	72,000	88,875
Genting Singapore PLC[a]	108,800	171,700
Golden Agri-Resources Ltd.	72,000	39,656
Keppel Corp. Ltd.	36,000	329,063
Neptune Orient Lines Ltd.[a]	81,499	140,076
Noble Group Ltd.	55,163	93,949
Oversea-Chinese Banking Corp. Ltd.	36,000	277,594
SembCorp Marine Ltd.	36,000	151,594
Singapore Press Holdings Ltd.	13,000	40,320
Singapore Technologies Engineering Ltd.[c]	36,000	91,125
Singapore Telecommunications Ltd.	108,000	261,563
United Overseas Bank Ltd.	36,000	556,875
Wilmar International Ltd.	36,000	147,938

		2,652,187
SPAIN – 1.86%
Abertis Infraestructuras SA	4,386	86,169
Acciona SA	396	34,307
Acerinox SA	1,836	31,313
Actividades de Construcciones y Servicios SAc	2,412	124,668
Banco Bilbao Vizcaya Argentaria SA	57,502	706,915
Banco de Sabadell SAc	13,681	65,536
Banco de Valencia SAc	3,639	17,661
Banco Popular Espanol SA	12,754	76,797
Banco Santander SA	109,800	1,347,295
Bankinter SA	4,146	28,330
Criteria CaixaCorp SA	8,496	58,718
Enagas SA	2,556	53,983
Ferrovial SA	4,398	52,211
Gas Natural SDG SA	3,132	51,828
Gestevision Telecinco SA	1,296	16,311
Grifols SA	1,548	23,621
Iberdrola Renovables SA	6,912	26,155

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Iberdrola SA	52,056	$446,768
Indra Sistemas SA	2,160	40,719
Industria de Diseno Textil SA	3,168	239,708
International Consolidated Airlines Group SAa,c	4,812	19,792
International Consolidated Airlines Group SA London[a]	10,620	43,615
Mapfre SA	17,644	60,039
Red Electrica Corporacion SA	1,584	80,938
Repsol YPF SA	10,512	331,115
Telefonica SA	54,648	1,374,451
Zardoya Otis SA	1,890	29,980

		5,468,943
SWEDEN – 1.58%
Alfa Laval AB	5,328	113,847
Assa Abloy AB Class B	4,140	112,993
Atlas Copco AB Class A	8,676	208,864
Atlas Copco AB Class B	5,004	109,259
Boliden AB	1,188	24,849
Electrolux AB Class B	4,032	115,061
Getinge AB Class B	2,989	72,793
Hennes & Mauritz AB Class B	12,888	424,105
Hexagon AB Class B	858	18,507
Husqvarna AB Class B	4,360	36,377
Investor AB Class B	5,004	116,029
Millicom International Cellular SA SDR	936	88,647
Modern Times Group MTG AB Class B	288	20,043
Nordea Bank AB	42,876	522,093
Sandvik AB	12,780	251,615
Scania AB Class B	4,896	110,251
Securitas AB Class B	5,076	61,336
Skandinaviska Enskilda Banken AB Class A	24,049	218,976
Skanska AB Class B	6,300	127,955
SKF AB Class B	4,680	133,990
SSAB AB Class A	2,736	45,102
Svenska Cellulosa AB Class B	7,164	125,337
Svenska Handelsbanken AB Class A	6,480	221,400
Swedbank AB Class Aa	10,411	163,849
Swedish Match AB	4,248	122,679
Tele2 AB Class B	3,816	84,566
Telefonaktiebolaget LM Ericsson Class B	40,861	505,182

Security	Shares	Value
TeliaSonera AB	30,276	$250,014
Volvo AB Class Ba	15,012	260,774

		4,666,493
SWITZERLAND – 3.85%
ABB Ltd. Registered[a]	29,808	707,093
Actelion Ltd. Registered[a]	1,501	81,547
Adecco SA Registered	1,781	115,903
Aryzta AG	972	42,980
Baloise Holding AG Registered	648	66,962
Compagnie Financiere Richemont SA Class A Bearer Units	6,840	373,792
Credit Suisse Group AG Registered	14,466	649,827
GAM Holding AGa	1,320	23,741
Geberit AG Registered	558	118,293
Givaudan SA Registered	112	111,446
Holcim Ltd. Registered	3,284	231,014
Julius Baer Group Ltd.	1,932	87,836
Kuehne & Nagel International AG Registered	943	122,535
Logitech International SA Registered[a]	2,412	45,409
Lonza Group AG Registered	684	54,122
Nestle SA Registered	46,512	2,526,938
Novartis AG Registered	27,972	1,564,336
Pargesa Holding SA Bearer	566	50,116
Roche Holding AG Genusschein	9,360	1,430,422
Schindler Holding AG Participation Certificates	612	68,648
Schindler Holding AG Registered	72	8,046
SGS SA Registered	72	117,695
Sonova Holding AG Registered	648	81,720
Straumann Holding AG Registered	72	17,708
Swatch Group AG (The) Bearer Units	314	126,516
Swatch Group AG (The) Registered	578	41,828
Swiss Life Holding AG Registered[a]	593	95,105
Swiss Reinsurance Co. Registered	5,076	291,438
Swisscom AG Registered	239	105,937
Syngenta AG Registered	1,368	442,727
Synthes Inc.	828	109,795
UBS AG Registered[a]	49,070	884,111
Zurich Financial Services AG Registered	1,980	543,438

		11,339,024

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
UNITED KINGDOM – 10.74%
3i Group PLC	17,499	$86,890
Admiral Group PLC	1,944	51,160
AMEC PLC	4,716	90,646
Anglo American PLC	17,572	861,970
Antofagasta PLC	4,500	101,343
ARM Holdings PLC	17,424	144,010
Associated British Foods PLC	4,140	70,424
AstraZeneca PLC	19,656	954,123
Autonomy Corp. PLC[a]	2,628	62,973
Aviva PLC	35,316	250,481
BAE Systems PLC	48,384	265,047
Balfour Beatty PLC	10,228	54,964
Barclays PLC	153,037	720,061
BG Group PLC	46,044	1,033,251
BHP Billiton PLC	29,952	1,141,820
BP PLC	251,820	1,955,656
British American Tobacco PLC	27,505	1,015,494
British Land Co. PLC	10,980	91,190
British Sky Broadcasting Group PLC	16,092	194,604
BT Group PLC	108,324	304,507
Bunzl PLC	3,564	43,414
Burberry Group PLC	6,084	104,662
Cable & Wireless Worldwide PLC	25,996	29,460
Cairn Energy PLC[a]	19,800	131,394
Capita Group PLC	7,488	81,439
Capital Shopping Centres Group PLC	4,682	27,568
Carnival PLC	2,520	115,038
Centrica PLC	67,898	347,909
Cobham PLC	17,676	59,456
Compass Group PLC	25,236	224,543
Diageo PLC	34,560	665,385
Eurasian Natural Resources Corp.	4,429	71,438
Experian PLC	13,320	165,349
FirstGroup PLC	5,652	33,868
Fresnillo PLC	2,380	49,406
G4S PLC	16,164	69,542
GlaxoSmithKline PLC	70,020	1,265,664
Hammerson PLC	10,625	73,044
Home Retail Group PLC	12,024	41,581
HSBC Holdings PLC	233,429	2,544,729
ICAP PLC	7,452	64,038
Imperial Tobacco Group PLC	13,753	392,995

Security	Shares	Value
Inmarsat PLC	3,996	$43,556
InterContinental Hotels Group PLC	4,392	92,509
International Power PLC	19,880	134,631
Invensys PLC	11,124	59,904
Investec PLC	6,840	52,446
ITV PLC[a]	3,672	4,570
J Sainsbury PLC	18,396	112,412
Johnson Matthey PLC	2,772	85,471
Kazakhmys PLC	3,672	88,577
Kingfisher PLC	33,156	133,831
Land Securities Group PLC	12,928	139,672
Legal & General Group PLC	84,816	150,798
Lloyds Banking Group PLC[a]	502,272	508,292
London Stock Exchange Group PLC	2,268	30,733
Lonmin PLC	2,566	67,981
Man Group PLC	27,828	131,135
Marks & Spencer Group PLC	23,544	134,442
National Grid PLC	49,441	437,537
Next PLC	2,880	91,200
Old Mutual PLC	71,100	143,039
Pearson PLC	11,412	187,179
Petrofac Ltd.	1,584	39,732
Prudential PLC	33,372	361,346
Randgold Resources Ltd.	1,368	103,643
Reckitt Benckiser Group PLC	8,136	442,431
Reed Elsevier PLC	15,084	133,488
Resolution Ltd.	9,023	37,779
Rexam PLC	16,643	91,037
Rio Tinto PLC	18,576	1,273,476
Rolls-Royce Group PLC[a]	24,493	250,298
Royal Bank of Scotland Group PLC[a]	205,812	137,402
Royal Dutch Shell PLC Class A	47,232	1,663,250
Royal Dutch Shell PLC Class B	35,820	1,245,605
RSA Insurance Group PLC	32,436	70,606
SABMiller PLC	12,168	393,895
Sage Group PLC (The)	16,416	77,595
Schroders PLC	2,556	73,816
Scottish & Southern Energy PLC	11,592	215,197
SEGRO PLC	6,012	28,725
Serco Group PLC	7,560	66,722
Severn Trent PLC	2,952	64,684
Shire PLC	6,912	182,344
Smith & Nephew PLC	12,456	138,463

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Smiths Group PLC	4,212	$91,753
Standard Chartered PLC	29,240	762,945
Standard Life PLC	27,396	100,620
Tesco PLC	107,604	694,073
Thomas Cook Group PLC	6,624	20,223
TUI Travel PLC	9,396	38,077
Tullow Oil PLC	10,404	221,306
Unilever PLC	17,820	518,344
United Utilities Group PLC	8,499	73,988
Vedanta Resources PLC	1,548	56,334
Vodafone Group PLC	704,880	1,979,775
Whitbread PLC	2,664	74,034
Wm Morrison Supermarkets PLC	26,064	111,258
Wolseley PLC[a]	4,356	151,894
WPP PLC	15,336	189,760
Xstrata PLC	26,282	583,046

		31,641,415
UNITED STATES – 54.65%
3M Co.	8,496	746,968
Abbott Laboratories	19,872	897,420
Abercrombie & Fitch Co. Class A	1,224	61,702
Accenture PLC Class A	7,812	402,084
ACE Ltd.	4,356	268,286
Activision Blizzard Inc.	7,704	86,978
Adobe Systems Inc.[a]	7,056	233,201
Advance Auto Parts Inc.	1,334	85,296
Advanced Micro Devices Inc.[a]	6,264	49,047
AES Corp. (The)[a]	9,216	114,278
Aetna Inc.	5,868	193,292
Aflac Inc.	6,588	379,337
AGCO Corp.[a]	1,044	52,931
Agilent Technologies Inc.[a]	4,932	206,306
Air Products and Chemicals Inc.	2,988	260,703
Airgas Inc.	1,116	69,940
Akamai Technologies Inc.[a]	2,160	104,371
Alcoa Inc.	14,436	239,205
Alexion Pharmaceuticals Inc.[a]	432	36,210
Allegheny Energy Inc.	1,692	43,620
Allegheny Technologies Inc.	1,404	91,527
Allergan Inc.	3,924	277,074
Alliance Data Systems Corp.[a,c]	936	66,213
Alliant Energy Corp.	1,692	62,875
Allstate Corp. (The)	7,416	230,934

Security	Shares	Value
Alpha Natural Resources Inc.[a]	1,620	$87,043
Altera Corp.	4,716	177,180
Altria Group Inc.	28,404	667,778
Amazon.com Inc.[a]	4,860	824,450
AMB Property Corp.	2,520	84,546
Ameren Corp.	3,168	89,876
American Eagle Outfitters Inc.	3,240	46,850
American Electric Power Co. Inc.	5,400	192,672
American Express Co.	14,472	627,795
American International Group Inc.[a,c]	1,440	58,104
American Tower Corp. Class Aa	5,544	281,968
American Water Works Co. Inc.	1,368	34,884
Ameriprise Financial Inc.	3,888	239,695
AmerisourceBergen Corp.	4,320	154,915
AMETEK Inc.	1,404	57,255
Amgen Inc.[a]	12,348	680,128
Amphenol Corp. Class A	2,160	119,534
Anadarko Petroleum Corp.	6,264	482,829
Analog Devices Inc.	4,212	163,552
Annaly Capital Management Inc.	7,272	129,660
Aon Corp.	3,600	164,664
Apache Corp.	5,184	618,762
Apollo Group Inc. Class Aa	1,800	74,286
Apple Inc.[a]	12,060	4,092,199
Applied Materials Inc.	17,712	277,901
Arch Capital Group Ltd.[a]	108	9,531
Arch Coal Inc.	1,944	66,582
Archer-Daniels-Midland Co.	7,956	259,923
Arrow Electronics Inc.[a]	1,872	70,762
Assurant Inc.	1,089	42,721
AT&T Inc.	77,760	2,139,955
Autodesk Inc.[a]	3,132	127,410
Autoliv Inc.	648	49,766
Automatic Data Processing Inc.	6,696	320,738
AutoZone Inc.[a]	540	136,906
AvalonBay Communities Inc.	1,190	137,957
Avery Dennison Corp.	1,368	57,579
Avnet Inc.[a]	2,052	73,092
Avon Products Inc.	5,904	167,142
Axis Capital Holdings Ltd.	553	19,676
Baker Hughes Inc.	5,833	399,619
Ball Corp.	648	46,092
Bank of America Corp.	133,668	1,835,262

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Bank of New York Mellon Corp. (The)	16,524	$516,045
Baxter International Inc.	7,524	364,839
BB&T Corp.	8,892	245,775
Beckman Coulter Inc.	1,044	75,178
Becton, Dickinson and Co.	2,376	197,089
Bed Bath & Beyond Inc.[a]	3,528	169,344
Berkshire Hathaway Inc. Class Ba	10,863	888,050
Best Buy Co. Inc.	4,500	153,000
Biogen Idec Inc.[a]	3,672	240,406
BlackRock Inc.[d]	684	135,446
BMC Software Inc.[a]	2,664	127,073
Boeing Co. (The)	9,288	645,330
BorgWarner Inc.[a]	1,368	92,203
Boston Properties Inc.	2,052	193,647
Boston Scientific Corp.[a]	19,308	134,770
Bristol-Myers Squibb Co.	22,768	573,298
Broadcom Corp. Class A	5,796	261,342
Brown-Forman Corp. Class B NVS	1,188	78,824
Bucyrus International Inc.	540	49,010
Bunge Ltd.	1,800	122,526
C.H. Robinson Worldwide Inc.	2,052	158,189
C.R. Bard Inc.	1,260	118,881
CA Inc.	5,400	128,520
Cablevision NY Group Class A	3,276	110,893
Cabot Oil & Gas Corp.	1,368	56,950
Calpine Corp.[a]	5,580	79,627
Cameron International Corp.[a]	2,808	149,666
Campbell Soup Co.	2,916	99,552
Capital One Financial Corp.	6,300	303,408
Cardinal Health Inc.	5,004	207,716
CareFusion Corp.[a]	2,491	64,093
CarMax Inc.[a]	3,744	122,242
Carnival Corp.	5,724	255,920
Caterpillar Inc.	7,920	768,319
CBS Corp. Class B NVS	8,964	177,756
Celanese Corp. Series A	1,908	79,163
Celgene Corp.[a]	6,336	326,494
CenterPoint Energy Inc.	4,284	69,187
CenturyLink Inc.	3,100	134,044
Cephalon Inc.[a]	909	53,704
Cerner Corp.[a]	684	67,613
CF Industries Holdings Inc.	900	121,536
Charles Schwab Corp. (The)	14,472	261,220

Security	Shares	Value
Chesapeake Energy Corp.	8,316	$245,571
Chevron Corp.	25,813	2,450,428
Chipotle Mexican Grill Inc.[a]	252	55,168
Chubb Corp. (The)	4,788	277,369
Church & Dwight Co. Inc.	684	47,066
CIGNA Corp.	3,816	160,348
Cimarex Energy Co.	1,476	153,696
Cincinnati Financial Corp.	1,800	57,672
Cintas Corp.	2,160	60,610
Cisco Systems Inc.[a]	76,826	1,624,870
Citigroup Inc.[a]	334,044	1,610,092
Citrix Systems Inc.[a]	2,484	156,939
Cliffs Natural Resources Inc.	1,944	166,134
Clorox Co. (The)	2,016	126,786
CME Group Inc.	901	278,013
Coach Inc.	4,032	218,091
Coca-Cola Co. (The)	26,532	1,667,536
Coca-Cola Enterprises Inc.	3,816	96,011
Cognizant Technology Solutions Corp. Class Aa	3,960	288,882
Colgate-Palmolive Co.	5,436	417,322
Comcast Corp. Class A	26,748	608,517
Comcast Corp. Class A Special	11,053	236,976
Comerica Inc.	2,700	103,140
Computer Sciences Corp.	2,232	118,943
ConAgra Foods Inc.	6,552	146,306
Concho Resources Inc.[a]	1,080	103,950
ConocoPhillips	18,504	1,322,296
CONSOL Energy Inc.	2,506	124,548
Consolidated Edison Inc.	3,528	176,082
Constellation Brands Inc. Class Aa	3,636	69,884
Constellation Energy Group Inc.	2,412	77,787
Cooper Industries PLC	1,930	118,232
Corning Inc.	21,132	469,342
Costco Wholesale Corp.	5,436	390,522
Covance Inc.[a]	1,080	60,890
Coventry Health Care Inc.[a]	2,088	62,577
Covidien PLC	6,552	311,023
Cree Inc.[a]	1,548	78,159
Crown Castle International Corp.[a]	3,168	133,595
Crown Holdings Inc.[a]	872	29,090
CSX Corp.	5,328	376,157
Cummins Inc.	2,808	297,311

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
CVS Caremark Corp.	18,326	$626,749
D.R. Horton Inc.	3,744	46,388
Danaher Corp.	6,336	291,836
Darden Restaurants Inc.	1,944	91,582
DaVita Inc.[a]	1,404	103,685
Deere & Co.	5,832	530,129
Dell Inc.[a]	22,973	302,325
Delta Air Lines Inc.[a]	1,771	20,668
Denbury Resources Inc.[a]	3,600	73,260
DENTSPLY International Inc.	2,196	77,914
Devon Energy Corp.	5,760	510,854
DeVry Inc.	756	39,395
Diamond Offshore Drilling Inc.	1,224	87,773
DIRECTV Class Aa	12,895	546,619
Discover Financial Services	8,424	173,450
Discovery Communications Inc. Series Aa	2,234	87,126
Discovery Communications Inc. Series Ca	2,234	75,867
DISH Network Corp. Class Aa	3,241	68,418
Dolby Laboratories Inc. Class Aa	528	31,522
Dollar Tree Inc.[a]	1,349	68,232
Dominion Resources Inc.	7,884	343,269
Dover Corp.	2,664	170,762
Dow Chemical Co. (The)	15,156	537,735
Dr Pepper Snapple Group Inc.	3,853	136,512
DTE Energy Co.	2,628	121,571
Duke Energy Corp.	17,388	310,897
Duke Realty Corp.	4,212	57,704
Dun & Bradstreet Corp. (The)	792	67,280
E.I. du Pont de Nemours and Co.	12,348	625,797
Eastman Chemical Co.	1,260	117,004
Eaton Corp.	2,088	225,420
Eaton Vance Corp.	1,116	33,815
eBay Inc.[a]	14,832	450,300
Ecolab Inc.	2,556	127,008
Edison International	4,176	151,505
Edwards Lifesciences Corp.[a]	1,728	145,653
El Paso Corp.	9,612	152,639
Electronic Arts Inc.[a]	4,248	66,226
Eli Lilly and Co.	13,464	468,143
EMC Corp.[a]	27,684	689,055
Emerson Electric Co.	10,332	608,348

Security	Shares	Value
Energen Corp.	432	$24,149
Energizer Holdings Inc.[a]	720	52,373
Entergy Corp.	2,052	148,093
EOG Resources Inc.	3,636	386,834
EQT Corp.	1,944	93,681
Equifax Inc.	1,908	68,154
Equity Residential[c]	3,888	210,691
Estee Lauder Companies Inc. (The) Class A	1,692	136,206
Everest Re Group Ltd.	1,008	84,954
Exelon Corp.	8,748	371,877
Expedia Inc.	1,836	46,194
Expeditors International of Washington Inc.	2,808	142,281
Express Scripts Inc.[a]	7,104	400,168
Exxon Mobil Corp.	65,995	5,324,477
F5 Networks Inc.[a]	1,332	144,362
Family Dollar Stores Inc.	2,198	93,371
Fastenal Co.[c]	1,908	110,778
Federal Realty Investment Trust[c]	803	64,585
FedEx Corp.	3,744	338,158
Fidelity National Financial Inc. Class A	2,900	39,005
Fidelity National Information Services Inc.	3,863	117,551
Fifth Third Bancorp	10,989	163,406
First Solar Inc.[a,c]	657	101,559
FirstEnergy Corp.	4,140	161,957
Fiserv Inc.[a]	1,872	115,633
Flextronics International Ltd.[a,c]	12,636	100,962
FLIR Systems Inc.[a]	1,584	49,167
Flowserve Corp.	684	85,493
Fluor Corp.	2,304	159,414
FMC Corp.	866	65,868
FMC Technologies Inc.[a]	1,656	155,664
Ford Motor Co.[a]	38,520	614,394
Forest Laboratories Inc.[a]	3,780	121,943
Fortune Brands Inc.	1,944	119,906
Foster Wheeler AGa	2,016	74,209
Franklin Resources Inc.	2,448	295,351
Freeport-McMoRan Copper & Gold Inc.	6,300	685,125
Frontier Communications Corp.	8,925	81,842
GameStop Corp. Class Aa,c	2,162	45,553
Gap Inc. (The)	7,092	136,663

SCHEDULES OF INVESTMENTS	81

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Garmin Ltd.[c]	1,656	$51,054
General Dynamics Corp.	4,032	304,013
General Electric Co.	142,457	2,869,084
General Growth Properties Inc.[a]	2,376	35,189
General Mills Inc.	9,000	313,020
Genuine Parts Co.	2,628	135,999
Genworth Financial Inc. Class Aa	5,904	80,117
Genzyme Corp.[a]	3,600	264,060
Gilead Sciences Inc.[a]	11,844	454,573
Goldman Sachs Group Inc. (The)	6,678	1,092,654
Goodrich Corp.	972	88,083
Goodyear Tire & Rubber Co. (The)[a]	3,960	47,045
Google Inc. Class Aa	3,312	1,988,392
H&R Block Inc.	4,176	52,284
H.J. Heinz Co.	4,104	194,940
Halliburton Co.	12,060	542,700
Hansen Natural Corp.[a]	1,080	61,171
Harley-Davidson Inc.	3,420	135,603
Harris Corp.	1,584	73,719
Hartford Financial Services Group Inc. (The)	5,220	145,012
Hasbro Inc.	2,124	93,647
HCP Inc.	3,096	114,831
Health Care REIT Inc.	396	19,436
Helmerich & Payne Inc.	1,512	88,800
Henry Schein Inc.[a]	468	30,729
Hershey Co. (The)	1,908	89,085
Hess Corp.	4,068	342,200
Hewlett-Packard Co.	30,351	1,386,737
Hologic Inc.[a]	3,276	65,258
Home Depot Inc. (The)	22,716	835,267
Honeywell International Inc.	9,756	546,434
Hormel Foods Corp.	360	17,784
Hospira Inc.[a]	2,124	117,309
Host Hotels & Resorts Inc.	5,472	101,287
Hudson City Bancorp Inc.	6,984	76,684
Human Genome Sciences Inc.[a]	1,944	47,161
Humana Inc.[a]	1,557	90,259
IHS Inc. Class Aa	612	50,160
Illinois Tool Works Inc.	6,012	321,582
Illumina Inc.[a]	1,548	107,338
Ingersoll-Rand PLC	4,429	209,049
Integrys Energy Group Inc.	1,476	70,243

Security	Shares	Value
Intel Corp.	73,371	$1,574,542
IntercontinentalExchange Inc.[a]	972	117,116
International Business Machines Corp.	16,380	2,653,560
International Flavors & Fragrances Inc.	1,620	92,421
International Game Technology	4,572	78,501
International Paper Co.	5,987	172,905
Interpublic Group of Companies Inc. (The)[a]	8,028	85,819
Intuit Inc.[a]	4,248	199,359
Intuitive Surgical Inc.[a]	540	174,371
Invesco Ltd.	6,734	166,599
Iron Mountain Inc.	2,268	55,317
ITT Corp.	2,160	127,267
J.B. Hunt Transport Services Inc.	468	19,188
J.C. Penney Co. Inc.	2,952	94,671
J.M. Smucker Co. (The)	1,394	86,651
Jacobs Engineering Group Inc.[a]	1,584	81,370
Jefferies Group Inc.[c]	1,404	35,114
Johnson & Johnson	35,212	2,104,621
Johnson Controls Inc.	8,244	316,487
Joy Global Inc.	1,407	122,662
JPMorgan Chase & Co.	53,028	2,383,078
Juniper Networks Inc.[a]	6,984	259,246
KBR Inc.	1,872	60,091
Kellogg Co.	3,204	161,161
KeyCorp	12,683	112,879
Kimberly-Clark Corp.	4,680	302,936
Kimco Realty Corp.	6,484	117,296
Kinder Morgan Management LLC[a]	755	48,380
KLA-Tencor Corp.	2,592	114,255
Kohl’s Corp.[a]	3,996	202,917
Kraft Foods Inc. Class A	23,148	707,634
Kroger Co. (The)	8,640	184,896
L-3 Communications Holdings Inc.	1,728	135,216
Laboratory Corp. of America Holdings[a]	1,512	135,944
Lam Research Corp.[a]	1,728	86,210
Las Vegas Sands Corp.[a]	4,068	189,121
Legg Mason Inc.	2,520	83,488
Leggett & Platt Inc.	2,700	60,831
Lender Processing Services Inc.	1,584	50,276
Leucadia National Corp.	3,312	107,706
Liberty Global Inc. Series Aa,c	2,556	103,671
Liberty Global Inc. Series Ca,c	2,304	88,174

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Liberty Media Corp. – Liberty Interactive Group Series Aa	8,388	$132,866
Life Technologies Corp.[a]	2,272	123,347
Limited Brands Inc.	4,644	135,791
Lincoln National Corp.	4,293	123,810
Linear Technology Corp.	2,916	101,448
Lockheed Martin Corp.	3,420	272,232
Loews Corp.	4,176	167,249
Lorillard Inc.	1,728	130,015
Lowe’s Companies Inc.	20,448	507,110
LSI Corp.[a]	9,504	58,830
Lubrizol Corp.	1,224	131,531
M&T Bank Corp.	1,224	105,839
Macerich Co. (The)	1,721	83,744
Macy’s Inc.	6,048	140,011
Manpower Inc.	1,152	74,385
Marathon Oil Corp.	9,612	439,268
Marriott International Inc. Class A	4,032	159,224
Marsh & McLennan Companies Inc.	7,380	205,754
Marshall & Ilsley Corp.	4,356	30,448
Martin Marietta Materials Inc.	540	45,090
Marvell Technology Group Ltd.[a]	6,876	130,713
Masco Corp.	5,400	71,928
MasterCard Inc. Class A	1,400	331,114
Mattel Inc.	5,364	127,020
Maxim Integrated Products Inc.	3,708	95,741
McAfee Inc.[a]	2,160	103,464
McCormick & Co. Inc. NVS	1,919	84,820
McDonald’s Corp.	13,790	1,015,909
McGraw-Hill Companies Inc. (The)	4,356	169,797
McKesson Corp.	3,420	257,081
MDU Resources Group Inc.	1,620	34,393
Mead Johnson Nutrition Co. Class A	3,225	186,953
MeadWestvaco Corp.	2,376	68,025
Medco Health Solutions Inc.[a]	5,616	342,688
Medtronic Inc.	14,652	561,465
MEMC Electronic Materials Inc.[a]	3,672	40,722
Merck & Co. Inc.	40,477	1,342,622
MetLife Inc.	11,304	517,384
MetroPCS Communications Inc.[a]	2,700	34,911
MGM Resorts International[a]	2,952	43,778
Microchip Technology Inc.	2,988	108,972
Micron Technology Inc.[a]	11,556	121,800

Security	Shares	Value
Microsoft Corp.	104,297	$2,891,634
Mohawk Industries Inc.[a]	936	51,995
Molson Coors Brewing Co. Class B NVS	1,692	79,304
Monsanto Co.	6,804	499,278
Moody’s Corp.	3,240	95,159
Morgan Stanley	16,212	476,633
Mosaic Co. (The)	2,197	178,045
Motorola Mobility Holdings Inc.[a]	3,690	102,840
Motorola Solutions Inc.[a]	4,217	163,493
Murphy Oil Corp.	2,412	159,916
Mylan Inc.[a]	3,960	91,714
Nabors Industries Ltd.[a]	3,636	88,718
NASDAQ OMX Group Inc. (The)[a]	2,052	50,233
National Oilwell Varco Inc.	5,761	425,738
National Semiconductor Corp.	3,744	56,759
NetApp Inc.[a]	4,932	269,928
Netflix Inc.[a,c]	648	138,724
New York Community Bancorp Inc.	5,652	103,545
Newell Rubbermaid Inc.	3,492	67,221
Newfield Exploration Co.[a]	1,728	126,438
Newmont Mining Corp.	6,444	354,871
News Corp. Class A NVS	25,704	386,074
News Corp. Class B	6,696	111,020
NextEra Energy Inc.	5,184	277,137
NII Holdings Inc.[a]	2,520	105,790
Nike Inc. Class B	5,040	415,699
NiSource Inc.	3,780	70,384
Noble Corp.	3,528	134,946
Noble Energy Inc.	2,268	206,615
Nordstrom Inc.	1,908	78,571
Norfolk Southern Corp.	5,040	308,398
Northeast Utilities	1,260	41,479
Northern Trust Corp.	3,096	160,930
Northrop Grumman Corp.	3,780	261,954
NRG Energy Inc.[a]	1,908	39,591
NSTAR	756	32,795
Nuance Communications Inc.[a]	2,340	47,572
Nucor Corp.	4,212	193,373
NVIDIA Corp.[a]	8,244	197,196
NYSE Euronext Inc.	3,888	123,677
O’Reilly Automotive Inc.[a]	1,260	71,606
Occidental Petroleum Corp.	10,512	1,016,300

SCHEDULES OF INVESTMENTS	83

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Old Republic International Corp.	4,500	$55,035
Omnicare Inc.	1,512	39,191
Omnicom Group Inc.	4,176	187,419
ONEOK Inc.	1,924	113,304
Oracle Corp.	53,424	1,711,171
Owens-Illinois Inc.[a]	2,628	77,500
PACCAR Inc.	4,788	270,474
Pall Corp.	1,836	101,733
Parker Hannifin Corp.	2,340	209,219
PartnerRe Ltd.	796	65,176
Patterson Companies Inc.	1,692	55,938
Paychex Inc.	4,608	147,456
Peabody Energy Corp.	3,852	244,294
Pentair Inc.	1,620	58,595
People’s United Financial Inc.	5,256	67,855
Pepco Holdings Inc.	3,996	74,206
PepsiCo Inc.	20,048	1,289,287
Perrigo Co.	1,476	107,364
Petrohawk Energy Corp.[a]	3,852	77,233
PetSmart Inc.	2,412	97,059
Pfizer Inc.	106,316	1,937,078
PG&E Corp.	4,860	224,921
Pharmaceutical Product Development Inc.	1,368	39,864
Philip Morris International Inc.	24,552	1,405,356
Pinnacle West Capital Corp.	1,656	67,416
Pioneer Natural Resources Co.	1,872	178,140
Pitney Bowes Inc.	1,872	45,452
Plains Exploration & Production Co.[a]	1,404	49,702
Plum Creek Timber Co. Inc.[c]	2,700	113,049
PNC Financial Services Group Inc. (The)[d]	6,516	390,960
Polo Ralph Lauren Corp.	1,080	115,754
PPG Industries Inc.	2,268	191,147
PPL Corp.	5,112	131,838
Praxair Inc.	4,140	385,186
Precision Castparts Corp.	2,088	298,563
Priceline.com Inc.[a]	684	293,108
Pride International Inc.[a]	2,232	72,540
Principal Financial Group Inc.	4,572	149,824
Procter & Gamble Co. (The)	36,036	2,274,953
Progress Energy Inc.	4,032	181,117
Progressive Corp. (The)	9,072	179,716

Security	Shares	Value
ProLogis	4,572	$68,214
Prudential Financial Inc.	6,300	387,513
Public Service Enterprise Group Inc.	6,912	224,156
Public Storage	2,808	306,016
Pulte Group Inc.[a]	3,096	24,427
QEP Resources Inc.	2,304	93,635
QUALCOMM Inc.	21,708	1,175,054
Quanta Services Inc.[a]	2,088	49,548
Quest Diagnostics Inc.	2,160	123,012
Qwest Communications International Inc.	21,240	151,441
R.R. Donnelley & Sons Co.	2,700	47,844
Ralcorp Holdings Inc.[a]	540	33,048
Range Resources Corp.	2,088	104,129
Raytheon Co.	4,932	246,551
Red Hat Inc.[a]	2,268	93,714
Regency Centers Corp.	1,044	45,007
Regions Financial Corp.	16,632	118,087
RenaissanceRe Holdings Ltd.	1,152	75,594
Republic Services Inc.	4,104	126,567
Reynolds American Inc.	4,320	137,419
Robert Half International Inc.	2,124	66,609
Rockwell Automation Inc.	2,124	172,065
Rockwell Collins Inc.	2,232	143,160
Roper Industries Inc.	612	47,546
Ross Stores Inc.	1,908	124,402
Rowan Companies Inc.[a]	1,944	66,640
Royal Caribbean Cruises Ltd.[a]	2,016	90,518
Safeway Inc.	5,760	119,174
SAIC Inc.[a,c]	1,656	27,440
Salesforce.com Inc.[a]	1,800	232,452
SanDisk Corp.[a]	2,664	120,866
Sara Lee Corp.	9,216	156,396
SBA Communications Corp. Class Aa	1,980	80,784
SCANA Corp.	468	19,782
Schlumberger Ltd.	18,064	1,607,515
Scripps Networks Interactive Inc. Class A	972	45,198
Seagate Technology PLC[a]	7,164	100,296
Sealed Air Corp.	2,808	74,946
Sears Holdings Corp.[a,c]	684	51,553
SEI Investments Co.	2,268	52,504
Sempra Energy	3,276	170,581

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Sherwin-Williams Co. (The)	1,476	$125,061
Sigma-Aldrich Corp.	1,620	103,113
Simon Property Group Inc.	4,199	425,989
SLM Corp.[a]	7,380	106,346
Southern Co.	10,692	402,233
Southwestern Energy Co.[a]	4,683	184,979
Spectra Energy Corp.	8,496	222,850
Sprint Nextel Corp.[a]	40,140	181,433
SPX Corp.	720	56,434
St. Jude Medical Inc.[a]	4,644	188,082
Stanley Black & Decker Inc.	2,224	161,640
Staples Inc.	9,792	218,460
Starbucks Corp.	9,576	301,931
Starwood Hotels & Resorts Worldwide Inc.	2,880	169,834
State Street Corp.	6,732	314,519
Stericycle Inc.[a]	576	45,210
Stryker Corp.	3,780	217,577
Sunoco Inc.	1,620	68,769
SunTrust Banks Inc.	6,447	196,182
Symantec Corp.[a]	11,016	193,992
Synopsys Inc.[a]	2,160	58,601
Sysco Corp.	7,812	227,642
T. Rowe Price Group Inc.	3,780	249,178
Target Corp.	9,147	501,530
TD AMERITRADE Holding Corp.	3,672	74,982
Telephone and Data Systems Inc.	900	32,175
Teradata Corp.[a]	2,700	116,073
Texas Instruments Inc.	16,632	563,991
Textron Inc.	3,672	96,537
Thermo Fisher Scientific Inc.[a]	5,508	315,443
Tiffany & Co.	1,872	108,819
Time Warner Cable Inc.	4,827	327,415
Time Warner Inc.	15,769	495,935
TJX Companies Inc. (The)	5,688	269,554
Toll Brothers Inc.[a]	1,885	38,152
Torchmark Corp.	1,046	65,166
Total System Services Inc.	2,988	52,021
Transocean Ltd.[a]	4,428	350,602
Travelers Companies Inc. (The)	6,984	392,920
TRW Automotive Holdings Corp.[a]	936	55,842
Tyco Electronics Ltd.	6,156	223,032
Tyco International Ltd.	7,236	324,390

Security	Shares	Value
Tyson Foods Inc. Class A	4,716	$77,578
U.S. Bancorp	25,524	689,148
Ultra Petroleum Corp.[a]	2,163	103,240
Union Pacific Corp.	6,732	637,049
United Continental Holdings Inc.[a]	252	6,401
United Parcel Service Inc. Class B	9,180	657,472
United States Steel Corp.	2,088	120,415
United Technologies Corp.	11,412	927,796
UnitedHealth Group Inc.	15,429	633,360
Unum Group	4,932	123,004
Urban Outfitters Inc.[a]	972	32,873
URS Corp.[a]	875	38,894
Valero Energy Corp.	7,560	191,722
Validus Holdings Ltd.	1,088	33,075
Varian Medical Systems Inc.[a]	1,728	116,761
Ventas Inc.	1,872	103,821
VeriSign Inc.	2,664	89,644
Verizon Communications Inc.	37,188	1,324,637
Vertex Pharmaceuticals Inc.[a]	2,124	82,602
VF Corp.	1,404	116,139
Viacom Inc. Class B NVS	6,948	288,689
Virgin Media Inc.	4,104	103,257
Visa Inc. Class A	6,050	422,593
VMware Inc. Class Aa	936	80,047
Vornado Realty Trust	2,030	178,823
Vulcan Materials Co.[c]	1,476	62,819
W.R. Berkley Corp.	1,241	35,058
W.W. Grainger Inc.	1,044	137,255
Wal-Mart Stores Inc.	25,812	1,447,279
Walgreen Co.	13,392	541,572
Walt Disney Co. (The)	23,760	923,551
Washington Post Co. (The) Class B	108	46,262
Waste Management Inc.	6,660	252,214
Waters Corp.[a]	1,368	104,502
Watson Pharmaceuticals Inc.[a]	331	18,046
Weatherford International Ltd.[a]	9,072	215,188
WellPoint Inc.[a]	5,256	326,503
Wells Fargo & Co.	65,467	2,122,440
Western Digital Corp.[a]	3,060	104,101
Western Union Co.	9,684	196,392
Weyerhaeuser Co.	8,004	185,533
Whirlpool Corp.	1,008	86,184
White Mountains Insurance Group Ltd.	144	48,960

SCHEDULES OF INVESTMENTS	85

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI KOKUSAI INDEX FUND

January 31, 2011

Security	Shares	Value
Whole Foods Market Inc.	1,944	$100,524
Williams Companies Inc. (The)	8,208	221,534
Willis Group Holdings PLC[c]	2,628	98,760
Windstream Corp.	6,300	80,703
Wisconsin Energy Corp.	1,476	88,988
Wynn Resorts Ltd.	1,224	142,388
Xcel Energy Inc.	6,588	155,279
Xerox Corp.	18,650	198,063
Xilinx Inc.	4,032	129,830
XL Group PLC	4,500	103,140
Yahoo! Inc.[a]	17,712	285,517
Yum! Brands Inc.	5,976	279,438
Zimmer Holdings Inc.[a]	2,376	140,564

		160,968,723

TOTAL COMMON STOCKS (Cost: $252,154,459)		293,218,046

PREFERRED STOCKS – 0.27%

GERMANY – 0.23%
Bayerische Motoren Werke AG	216	11,287
Henkel AG & Co. KGaA	2,304	140,692
Porsche Automobil Holding SE	1,296	120,539
RWE AG NVS	612	42,389
Volkswagen AG	2,244	363,030

		677,937
ITALY – 0.04%
Intesa Sanpaolo SpA RNC	12,528	36,155
Telecom Italia SpA RNC	84,168	100,220

		136,375

TOTAL PREFERRED STOCKS (Cost: $638,474)		814,312

RIGHTS – 0.01%

SPAIN – 0.01%
Banco Santander SAa	109,800	20,774

		20,774

TOTAL RIGHTS (Cost: $17,071)		20,774

Security	Shares	Value

SHORT-TERM INVESTMENTS – 0.60%

MONEY MARKET FUNDS – 0.60%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[d,e,f]	1,373,909	$1,373,909
BlackRock Cash Funds: Prime,
SL Agency Shares 0.24%[d,e,f]	195,913	195,913
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.09%[d,e]	190,536	190,536

		1,760,358

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,760,358)		1,760,358

TOTAL INVESTMENTS IN SECURITIES – 100.44% (Cost: $254,570,362)		295,813,490

Other Assets, Less Liabilities – (0.44)%		(1,289,520)

NET ASSETS – 100.00%		$294,523,970

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$37,293,807	$1,539,510,741	$724,323,020
Affiliated issuers (Note 2)	753,310	18,122,550	6,865,991

Total cost of investments	$38,047,117	$1,557,633,291	$731,189,011

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$38,827,079	$1,730,086,647	$794,111,405
Affiliated issuers (Note 2)	753,310	18,407,715	6,865,991

Total fair value of investments	39,580,389	1,748,494,362	800,977,396
Foreign currencies, at value[b]	62,906	2,271,952	1,247,985
Receivables:
Due from custodian (Note 4)	–	–	109,286
Dividends and interest	50,228	1,365,107	863,448

Total Assets	39,693,522	1,752,131,421	803,198,115

LIABILITIES
Payables:
Investment securities purchased	–	–	557,215
Collateral for securities on loan (Note 5)	740,400	14,165,533	6,301,727
Capital shares redeemed	–	–	10
Investment advisory fees (Note 2)	16,499	469,356	226,859

Total Liabilities	756,899	14,634,889	7,085,811

NET ASSETS	$38,936,623	$1,737,496,532	$796,112,304

Net assets consist of:
Paid-in capital	$39,970,654	$1,553,029,897	$688,566,340
Distributions in excess of net investment income	(439,927)	(524,293)	(1,632,317)
Undistributed net realized gain (accumulated net realized loss)	(2,129,269)	(5,922,210)	39,338,640
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,535,165	190,913,138	69,839,641

NET ASSETS	$38,936,623	$1,737,496,532	$796,112,304

Shares outstanding[c]	1,000,000	36,800,000	18,000,000

Net asset value per share	$38.94	$47.21	$44.23

[a]	Securities on loan with values of $688,586, $13,590,086 and $6,019,701, respectively. See Note 5.
[b]	Cost of foreign currencies: $62,196, $2,235,164 and $1,223,667, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	87

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$2,132,248,554	$12,646,058	$11,524,534
Affiliated issuers (Note 2)	105,696,859	20,029	341,601

Total cost of investments	$2,237,945,413	$12,666,087	$11,866,135

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,532,539,502	$12,068,789	$12,179,126
Affiliated issuers (Note 2)	105,696,859	20,029	341,601

Total fair value of investments	2,638,236,361	12,088,818	12,520,727
Foreign currencies, at value[b]	3,671,468	18,331	12,782
Receivables:
Dividends and interest	367,447	17,765	15,161

Total Assets	2,642,275,276	12,124,914	12,548,670

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	103,330,449	16,830	335,684
Capital shares redeemed	3,183,350	–	–
Investment advisory fees (Note 2)	1,477,140	7,166	6,492

Total Liabilities	107,990,939	23,996	342,176

NET ASSETS	$2,534,284,337	$12,100,918	$12,206,494

Net assets consist of:
Paid-in capital	$2,141,427,777	$12,711,482	$11,604,971
Undistributed (distributions in excess of) net investment income	(9,856,705)	(14,922)	7,629
Undistributed net realized gain (accumulated net realized loss)	2,421,755	(18,608)	(60,598)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	400,291,510	(577,034)	654,492

NET ASSETS	$2,534,284,337	$12,100,918	$12,206,494

Shares outstanding[c]	41,000,000	450,000	450,000

Net asset value per share	$61.81	$26.89	$27.13

[a]	Securities on loan with values of $98,732,483, $15,872 and $317,511, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,670,873, $18,094 and $12,881, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares MSCI Europe Financials Sector Index Fund	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$9,223,645	$2,409,573	$252,344,162
Affiliated issuers (Note 2)	31,048	22,105	2,226,200

Total cost of investments	$9,254,693	$2,431,678	$254,570,362

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$9,327,924	$2,621,953	$293,526,726
Affiliated issuers (Note 2)	31,048	22,105	2,286,764

Total fair value of investments	9,358,972	2,644,058	295,813,490
Foreign currencies, at value[b]	781	3,525	427,256
Receivables:
Investment securities sold	113,277	–	–
Dividends and interest	4,867	792	264,807

Total Assets	9,477,897	2,648,375	296,505,553

LIABILITIES
Payables:
Investment securities purchased	–	–	349,852
Collateral for securities on loan (Note 5)	31,048	21,800	1,569,822
Due to custodian	5,789	–	–
Securities related to in-kind transactions (Note 4)	95,450	–	–
Investment advisory fees (Note 2)	6,529	1,098	61,909

Total Liabilities	138,816	22,898	1,981,583

NET ASSETS	$9,339,081	$2,625,477	$294,523,970

Net assets consist of:
Paid-in capital	$8,091,340	$2,455,645	$257,362,096
Distributions in excess of net investment income	(72,617)	(19,113)	(28,090)
Undistributed net realized gain (accumulated net realized loss)	1,215,768	(23,451)	(4,061,825)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	104,590	212,396	41,251,789

NET ASSETS	$9,339,081	$2,625,477	$294,523,970

Shares outstanding[c]	400,000	100,000	7,200,000

Net asset value per share	$23.35	$26.25	$40.91

[a]	Securities on loan with values of $29,482, $20,724 and $1,523,462, respectively. See Note 5.
[b]	Cost of foreign currencies: $781, $3,511 and $420,487, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	89

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares FTSE Developed Small Cap ex-North America Index Fund	iShares MSCI ACWI Index Fund	iShares MSCI ACWI ex US Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$285,998	$13,003,081	$7,222,016
Dividends from affiliated issuers (Note 2)	–	10,921	–
Interest from affiliated issuers (Note 2)	20	709	289
Securities lending income from affiliated issuers (Note 2)	9,583	123,692	74,480

Total investment income	295,601	13,138,403	7,296,785

EXPENSES
Investment advisory fees (Note 2)	90,838	2,383,957	1,297,814

Total expenses	90,838	2,383,957	1,297,814

Net investment income	204,763	10,754,446	5,998,971

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	195,630	(3,375,814)	(5,166,552)
Investments in affiliated issuers (Note 2)	–	24,931	–
In-kind redemptions	–	15,678,733	63,129,314
Foreign currency transactions	14,087	201,666	184,755

Net realized gain	209,717	12,529,516	58,147,517

Net change in unrealized appreciation/depreciation on:
Investments	6,469,652	183,306,315	34,171,451
Translation of assets and liabilities in foreign currencies	(1,070)	(28,904)	(17,524)

Net change in unrealized appreciation/depreciation	6,468,582	183,277,411	34,153,927

Net realized and unrealized gain	6,678,299	195,806,927	92,301,444

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,883,062	$206,561,373	$98,300,415

[a]	Net of foreign withholding tax of $13,580, $545,279 and $564,967, respectively.

See notes to financial statements.

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI All Country Asia ex Japan Index Fund	iShares MSCI Emerging Markets Financials Sector Index Fund	iShares MSCI Emerging Markets Materials Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$16,873,789	$44,142	$54,890
Dividends from affiliated issuers (Note 2)	452,885	–	–
Interest from affiliated issuers (Note 2)	1,429	–	–
Securities lending income from affiliated issuers (Note 2)	638,274	56	763

Total investment income	17,966,377	44,198	55,653

EXPENSES
Investment advisory fees (Note 2)	8,010,292	29,087	25,495

Total expenses	8,010,292	29,087	25,495
Less investment advisory fees waived (Note 2)	(131,383)	(274)	(196)

Net expenses	7,878,909	28,813	25,299

Net investment income	10,087,468	15,385	30,354

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,560,561)	1,725	(11,053)
In-kind redemptions	19,441,552	–	–
Foreign currency transactions	49,091	(201)	392

Net realized gain (loss)	11,930,082	1,524	(10,661)

Net change in unrealized appreciation/depreciation on:
Investments	217,602,368	(752,134)	1,002,467
Translation of assets and liabilities in foreign currencies	(20,706)	148	(178)

Net change in unrealized appreciation/depreciation	217,581,662	(751,986)	1,002,289

Net realized and unrealized gain (loss)	229,511,744	(750,462)	991,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$239,599,212	$(735,077)	$1,021,982

[a]	Net of foreign withholding tax of $1,735,430, $4,378 and $4,029, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	91

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI Europe Financials Sector Index Fund	iShares MSCI Far East Financials Sector Index Fund	iShares MSCI Kokusai Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$178,345	$24,040	$2,758,147
Dividends from affiliated issuers (Note 2)	–	–	2,335
Interest from affiliated issuers (Note 2)	–	–	178
Securities lending income from affiliated issuers (Note 2)	740	103	9,640

Total investment income	179,085	24,143	2,770,300

EXPENSES
Investment advisory fees (Note 2)	51,221	6,036	338,218

Total expenses	51,221	6,036	338,218

Net investment income	127,864	18,107	2,432,082

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(171,389)	(13,261)	(542,572)
In-kind redemptions	1,404,754	–	–
Foreign currency transactions	5,437	257	32,111

Net realized gain (loss)	1,238,802	(13,004)	(510,461)

Net change in unrealized appreciation/depreciation on:
Investments	(731,563)	342,419	41,720,713
Translation of assets and liabilities in foreign currencies	(632)	(23)	(3,074)

Net change in unrealized appreciation/depreciation	(732,195)	342,396	41,717,639

Net realized and unrealized gain	506,607	329,392	41,207,178

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$634,471	$347,499	$43,639,260

[a]	Net of foreign withholding tax of $6,459, $1,062 and $91,726, respectively.

See notes to financial statements.

92	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE Developed Small Cap ex-North America Index Fund		iShares MSCI ACWI Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$204,763	$557,984	$10,754,446	$18,225,285
Net realized gain (loss)	209,717	(385,861)	12,529,516	26,341,867
Net change in unrealized appreciation/depreciation	6,468,582	3,234,764	183,277,411	11,693,001

Net increase in net assets resulting from operations	6,883,062	3,406,887	206,561,373	56,260,153

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(630,285)	(629,190)	(13,519,241)	(16,867,954)

Total distributions to shareholders	(630,285)	(629,190)	(13,519,241)	(16,867,954)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	6,579,478	380,425,579	838,245,623
Cost of shares redeemed	–	–	(51,824,333)	(154,604,433)

Net increase in net assets from capital share transactions	–	6,579,478	328,601,246	683,641,190

INCREASE IN NET ASSETS	6,252,777	9,357,175	521,643,378	723,033,389

NET ASSETS
Beginning of period	32,683,846	23,326,671	1,215,853,154	492,819,765

End of period	$38,936,623	$32,683,846	$1,737,496,532	$1,215,853,154

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(439,927)	$(14,405)	$(524,293)	$2,240,502

SHARES ISSUED
Shares sold	–	200,000	8,200,000	20,400,000
Shares redeemed	–	–	(1,100,000)	(3,800,000)

Net increase in shares outstanding	–	200,000	7,100,000	16,600,000

See notes to financial statements.

FINANCIAL STATEMENTS	93

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Index Fund		iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$5,998,971	$12,822,159	$10,087,468	$19,960,775
Net realized gain (loss)	58,147,517	(9,670,765)	11,930,082	172,035,947
Net change in unrealized appreciation/depreciation	34,153,927	15,078,373	217,581,662	(45,396,392)

Net increase in net assets resulting from operations	98,300,415	18,229,767	239,599,212	146,600,330

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,325,852)	(12,738,165)	(24,675,827)	(21,678,009)

Total distributions to shareholders	(8,325,852)	(12,738,165)	(24,675,827)	(21,678,009)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	366,833,807	399,730,485	343,370,709	1,319,411,019
Cost of shares redeemed	(336,560,946)	–	(49,449,254)	(464,240,614)

Net increase in net assets from capital share transactions	30,272,861	399,730,485	293,921,455	855,170,405

INCREASE IN NET ASSETS	120,247,424	405,222,087	508,844,840	980,092,726

NET ASSETS
Beginning of period	675,864,880	270,642,793	2,025,439,497	1,045,346,771

End of period	$796,112,304	$675,864,880	$2,534,284,337	$2,025,439,497

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,632,317)	$694,564	$(9,856,705)	$4,731,654

SHARES ISSUED AND REDEEMED
Shares sold	9,400,000	10,000,000	5,600,000	24,100,000
Shares redeemed	(8,800,000)	–	(800,000)	(8,800,000)

Net increase in shares outstanding	600,000	10,000,000	4,800,000	15,300,000

See notes to financial statements.

94	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Emerging Markets Financials Sector Index Fund		iShares MSCI Emerging Markets Materials Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from January 20, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,385	$26,131	$30,354	$30,158
Net realized gain (loss)	1,524	(20,230)	(10,661)	(49,873)
Net change in unrealized appreciation/depreciation	(751,986)	174,952	1,002,289	(347,797)

Net increase (decrease) in net assets resulting from operations	(735,077)	180,853	1,021,982	(367,512)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(34,802)	(21,538)	(27,700)	(25,247)

Total distributions to shareholders	(34,802)	(21,538)	(27,700)	(25,247)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,246,594	2,464,888	5,496,716	6,108,255

Net increase in net assets from capital share transactions	10,246,594	2,464,888	5,496,716	6,108,255

INCREASE IN NET ASSETS	9,476,715	2,624,203	6,490,998	5,715,496

NET ASSETS
Beginning of period	2,624,203	–	5,715,496	–

End of period	$12,100,918	$2,624,203	$12,206,494	$5,715,496

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(14,922)	$4,495	$7,629	$4,975

SHARES ISSUED
Shares sold	350,000	100,000	200,000	250,000

Net increase in shares outstanding	350,000	100,000	200,000	250,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	95

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Europe Financials Sector Index Fund		iShares MSCI Far East Financials Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from January 20, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$127,864	$41,375	$18,107	$29,690
Net realized gain (loss)	1,238,802	(23,529)	(13,004)	(9,447)
Net change in unrealized appreciation/depreciation	(732,195)	836,785	342,396	(130,000)

Net increase (decrease) in net assets resulting from operations	634,471	854,631	347,499	(109,757)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(201,586)	(39,775)	(37,812)	(30,098)

Total distributions to shareholders	(201,586)	(39,775)	(37,812)	(30,098)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	16,374,892	11,310,699	–	2,455,645
Cost of shares redeemed	(19,594,251)	–	–	–

Net increase (decrease) in net assets from capital share transactions	(3,219,359)	11,310,699	–	2,455,645

INCREASE (DECREASE) IN NET ASSETS	(2,786,474)	12,125,555	309,687	2,315,790

NET ASSETS
Beginning of period	12,125,555	–	2,315,790	–

End of period	$9,339,081	$12,125,555	$2,625,477	$2,315,790

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(72,617)	$1,105	$(19,113)	$592

SHARES ISSUED AND REDEEMED
Shares sold	750,000	550,000	–	100,000
Shares redeemed	(900,000)	–	–	–

Net increase (decrease) in shares outstanding	(150,000)	550,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

96	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI Kokusai Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,432,082	$4,394,887
Net realized gain (loss)	(510,461)	286,914
Net change in unrealized appreciation/depreciation	41,717,639	2,728,944

Net increase in net assets resulting from operations	43,639,260	7,410,745

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,809,728)	(4,231,974)

Total distributions to shareholders	(2,809,728)	(4,231,974)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,837,082	166,584,917
Cost of shares redeemed	–	(7,724,128)

Net increase in net assets from capital share transactions	7,837,082	158,860,789

INCREASE IN NET ASSETS	48,666,614	162,039,560

NET ASSETS
Beginning of period	245,857,356	83,817,796

End of period	$294,523,970	$245,857,356

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(28,090)	$349,556

SHARES ISSUED AND REDEEMED
Shares sold	200,000	4,600,000
Shares redeemed	–	(200,000)

Net increase in shares outstanding	200,000	4,400,000

See notes to financial statements.

FINANCIAL STATEMENTS	97

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE Developed Small Cap ex-North America Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Nov. 12, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$32.68	$29.16	$38.93	$48.85

Income from investment operations:
Net investment income[b]	0.20	0.63	0.67	0.96
Net realized and unrealized gain (loss)[c]	6.69	3.60	(9.78)	(10.09)

Total from investment operations	6.89	4.23	(9.11)	(9.13)

Less distributions from:
Net investment income	(0.63)	(0.71)	(0.66)	(0.79)

Total distributions	(0.63)	(0.71)	(0.66)	(0.79)

Net asset value, end of period	$38.94	$32.68	$29.16	$38.93

Total return	21.17%[d]	14.57%	(23.06)%	(18.78)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$38,937	$32,684	$23,327	$23,357
Ratio of expenses to average net assets[e]	0.50%	0.50%	0.50%	0.50%
Ratio of expenses to average net assets exclusive of foreign taxes	n/a	0.50%	n/a	n/a
Ratio of net investment income to average net assets[e]	1.13%	1.96%	2.64%	3.13%
Portfolio turnover rate[f]	12%	17%	17%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

98	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$40.94	$37.62	$47.89	$49.93

Income from investment operations:
Net investment income[b]	0.35	0.85	0.82	0.39
Net realized and unrealized gain (loss)[c]	6.37	3.11	(10.63)	(2.43)

Total from investment operations	6.72	3.96	(9.81)	(2.04)

Less distributions from:
Net investment income	(0.45)	(0.64)	(0.46)	–

Total distributions	(0.45)	(0.64)	(0.46)	–

Net asset value, end of period	$47.21	$40.94	$37.62	$47.89

Total return	16.43%[d]	10.55%	(20.31)%	(4.09)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,737,497	$1,215,853	$492,820	$153,264
Ratio of expenses to average net assets[e]	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.55%	2.06%	2.50%	2.25%
Portfolio turnover rate[f]	3%	7%	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	99

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Mar. 26, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$38.84	$36.57	$48.35	$50.15

Income from investment operations:
Net investment income[b]	0.34	0.94	0.94	0.68
Net realized and unrealized gain (loss)[c]	5.54	2.12	(12.03)	(2.48)

Total from investment operations	5.88	3.06	(11.09)	(1.80)

Less distributions from:
Net investment income	(0.49)	(0.79)	(0.69)	–

Total distributions	(0.49)	(0.79)	(0.69)	–

Net asset value, end of period	$44.23	$38.84	$36.57	$48.35

Total return	15.17%[d]	8.42%	(22.70)%	(3.59)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$796,112	$675,865	$270,643	$48,350
Ratio of expenses to average net assets[e]	0.34%	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets[e]	1.59%	2.40%	3.14%	3.79%
Portfolio turnover rate[f]	3%	10%	7%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

100	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Aug. 13, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$55.95	$50.02	$49.77

Income from investment operations:
Net investment income[b]	0.26	0.84	0.98
Net realized and unrealized gain (loss)[c]	6.21	5.95	(0.47)

Total from investment operations	6.47	6.79	0.51

Less distributions from:
Net investment income	(0.61)	(0.86)	(0.26)

Total distributions	(0.61)	(0.86)	(0.26)

Net asset value, end of period	$61.81	$55.95	$50.02

Total return	11.55%[d]	13.63%	1.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,534,284	$2,025,439	$1,045,347
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	0.69%	0.72%
Ratio of expenses to average net assets after waived fees[e]	0.66%	0.68%	0.71%
Ratio of net investment income to average net assets[e]	0.84%	1.55%	2.71%
Portfolio turnover rate[f]	2%	3%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	101

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Financials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$26.24	$24.65

Income from investment operations:
Net investment income[b]	0.05	0.26
Net realized and unrealized gain[c]	0.68	1.55

Total from investment operations	0.73	1.81

Less distributions from:
Net investment income	(0.08)	(0.22)

Total distributions	(0.08)	(0.22)

Net asset value, end of period	$26.89	$26.24

Total return	2.76%[d]	7.38%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,101	$2,624
Ratio of expenses to average net assets[e]	0.66%	0.69%
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	n/a
Ratio of net investment income to average net assets[e]	0.35%	2.03%
Portfolio turnover rate[f]	1%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

102	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Emerging Markets Materials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$22.86	$24.43

Income from investment operations:
Net investment income[b]	0.10	0.17
Net realized and unrealized gain (loss)[c]	4.26	(1.64)

Total from investment operations	4.36	(1.47)

Less distributions from:
Net investment income	(0.09)	(0.10)

Total distributions	(0.09)	(0.10)

Net asset value, end of period	$27.13	$22.86

Total return	19.08%[d]	(6.00)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,206	$5,715
Ratio of expenses to average net assets[e]	0.66%	0.69%
Ratio of expenses to average net assets prior to waived fees[e]	0.67%	n/a
Ratio of net investment income to average net assets[e]	0.80%	1.46%
Portfolio turnover rate[f]	1%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	103

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$22.05	$23.65

Income from investment operations:
Net investment income[b]	0.13	0.28
Net realized and unrealized gain (loss)[c]	1.35	(1.68)

Total from investment operations	1.48	(1.40)

Less distributions from:
Net investment income	(0.18)	(0.20)

Total distributions	(0.18)	(0.20)

Net asset value, end of period	$23.35	$22.05

Total return	6.81%[d]	(5.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,339	$12,126
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.20%	2.55%
Portfolio turnover rate[f]	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

104	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Far East Financials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jan. 20, 2010[a] to Jul. 31, 2010
Net asset value, beginning of period	$23.16	$24.56

Income from investment operations:
Net investment income[b]	0.18	0.30
Net realized and unrealized gain (loss)[c]	3.29	(1.40)

Total from investment operations	3.47	(1.10)

Less distributions from:
Net investment income	(0.38)	(0.30)

Total distributions	(0.38)	(0.30)

Net asset value, end of period	$26.25	$23.16

Total return	15.00%[d]	(4.46)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,625	$2,316
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.44%	2.38%
Portfolio turnover rate[f]	5%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	105

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI Kokusai Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$35.12	$32.24	$42.35	$50.29

Income from investment operations:
Net investment income[b]	0.34	0.82	0.74	0.76
Net realized and unrealized gain (loss)[c]	5.84	2.68	(9.98)	(8.49)

Total from investment operations	6.18	3.50	(9.24)	(7.73)

Less distributions from:
Net investment income	(0.39)	(0.62)	(0.87)	(0.21)

Total distributions	(0.39)	(0.62)	(0.87)	(0.21)

Net asset value, end of period	$40.91	$35.12	$32.24	$42.35

Total return	17.63%[d]	10.88%	(21.54)%	(15.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$294,524	$245,857	$83,818	$42,349
Ratio of expenses to average net assets[e]	0.25%	0.25%	0.25%	0.25%
Ratio of expenses to average net assets exclusive of foreign taxes[e]	0.25%	0.25%	0.25%	n/a
Ratio of net investment income to average net assets[e]	1.80%	2.29%	2.67%	2.67%
Portfolio turnover rate[f]	2%	5%	14%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

106	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE Developed Small Cap ex-North America, iShares MSCI ACWI, iShares ACWI ex US, iShares MSCI All Country Asia ex Japan, iShares MSCI Emerging Markets Financials Sector, iShares MSCI Emerging Markets Materials Sector, iShares MSCI Europe Financials Sector, iShares MSCI Far East Financials Sector and iShares MSCI Kokusai Index Funds (each, a “Fund”, collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

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iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

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iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE Developed Small Cap ex-North America
Common Stocks	$38,706,368	$–	$43,494	$38,749,862
Preferred Stocks	77,050	–	–	77,050
Rights	9	–	–	9
Warrants	158	–	–	158
Short-Term Investments	753,310	–	–	753,310

	$39,536,895	$–	$43,494	$39,580,389

MSCI ACWI
Common Stocks	$1,708,543,464	$–	$274,827	$1,708,818,291
Preferred Stocks	24,479,981	–	–	24,479,981
Rights	68,865	–	–	68,865
Short-Term Investments	15,127,225	–	–	15,127,225

	$1,748,219,535	$–	$274,827	$1,748,494,362

MSCI ACWI ex US
Common Stocks	$776,324,957	$–	$585,181	$776,910,138
Preferred Stocks	17,123,240	–	–	17,123,240
Rights	76,428	–	1,599	78,027
Short-Term Investments	6,865,991	–	–	6,865,991

	$800,390,616	$–	$586,780	$800,977,396

MSCI All Country Asia ex Japan
Common Stocks	$2,502,264,361	$–	$2,988,321	$2,505,252,682
Exchange-Traded Funds	27,248,840	–	–	27,248,840
Rights	–	–	37,980	37,980
Short-Term Investments	105,696,859	–	–	105,696,859

	$2,635,210,060	$–	$3,026,301	$2,638,236,361

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Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
MSCI Emerging Markets Financials Sector
Common Stocks	$11,438,753	$–	$–	$11,438,753
Preferred Stocks	630,036	–	–	630,036
Short-Term Investments	20,029	–	–	20,029

	$12,088,818	$–	$–	$12,088,818

MSCI Emerging Markets Materials Sector
Common Stocks	$10,350,874	$–	$–	$10,350,874
Preferred Stocks	1,828,252	–	–	1,828,252
Short-Term Investments	341,601	–	–	341,601

	$12,520,727	$–	$–	$12,520,727

MSCI Europe Financials Sector
Common Stocks	$9,300,557	$–	$–	$9,300,557
Preferred Stocks	15,238	–	–	15,238
Rights	12,129	–	–	12,129
Short-Term Investments	31,048	–	–	31,048

	$9,358,972	$–	$–	$9,358,972

MSCI Far East Financials Sector
Common Stocks	$2,621,953	$–	$–	$2,621,953
Short-Term Investments	22,105	–	–	22,105

	$2,644,058	$–	$–	$2,644,058

MSCI Kokusai
Common Stocks	$293,218,039	$–	$7	$293,218,046
Preferred Stocks	814,312	–	–	814,312
Rights	20,774	–	–	20,774
Short-Term Investments	1,760,358	–	–	1,760,358

	$295,813,483	$–	$7	$295,813,490

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the

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iSHARES® TRUST

investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

The Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2017	Expiring 2018	Total
FTSE Developed Small Cap ex-North America	$443,201	$1,478,690	$1,921,891
MSCI ACWI	568,319	5,090,715	5,659,034
MSCI ACWI ex US	450,894	7,365,062	7,815,956
MSCI All Country Asia ex Japan	114,780	5,230,616	5,345,396
MSCI Kokusai	124,763	1,478,401	1,603,164

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

NOTES TO FINANCIAL STATEMENTS	111

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE Developed Small Cap ex-North America	$38,314,211	$6,223,627	$(4,957,449)	$1,266,178
MSCI ACWI	1,564,349,251	216,189,900	(32,044,789)	184,145,111
MSCI ACWI ex US	734,692,979	89,059,092	(22,774,675)	66,284,417
MSCI All Country Asia ex Japan	2,243,454,759	433,501,155	(38,719,553)	394,781,602
MSCI Emerging Markets Financials Sector	12,673,541	288,661	(873,384)	(584,723)
MSCI Emerging Markets Materials Sector	11,877,188	1,025,531	(381,992)	643,539
MSCI Europe Financials Sector	9,302,963	478,961	(422,952)	56,009
MSCI Far East Financials Sector	2,437,115	270,733	(63,790)	206,943
MSCI Kokusai	256,316,733	47,247,336	(7,750,579)	39,496,757

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the following Funds, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
FTSE Developed Small Cap ex-North America	0.50%
MSCI Europe Financials Sector	0.48
MSCI Far East Financial Sector	0.48
MSCI Kokusai	0.25

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iSHARES® TRUST

For its investment advisory services to the iShares MSCI ACWI and iShares MSCI ACWI ex US Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these two Funds and the iShares MSCI EAFE Index Fund as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

Effective January 1, 2011, for its investment advisory services to the iShares MSCI All Country Asia ex Japan, iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these three Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

Prior to January 1, 2011, for its investment advisory services to the iShares MSCI All Country Asia ex Japan, iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds, BFA was entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of these three Funds and certain other iShares Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion

BFA has voluntarily waived a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan, iShares MSCI Emerging Markets Financials Sector and iShares MSCI Emerging Markets Materials Sector Index Funds in the amounts of $66,962, $274 and $196, respectively.

BFA has contractually agreed to waive a portion of its advisory fees for the iShares MSCI All Country Asia ex Japan Index Fund through June 30, 2012 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral

NOTES TO FINANCIAL STATEMENTS	113

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE Developed Small Cap ex-North America	$5,144
MSCI ACWI	66,282
MSCI ACWI ex US	40,053
MSCI All Country Asia ex Japan	343,379

iShares Index Fund	Securities Lending Agent Fees
MSCI Emerging Markets Financials Sector	$31
MSCI Emerging Markets Materials Sector	411
MSCI Europe Financials Sector	399
MSCI Far East Financials Sector	55
MSCI Kokusai	5,136

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The iShares MSCI All Country Asia ex Japan Index Fund, in order to improve its portfolio liquidity and its ability to track the MSCI All Country Asia ex Japan Index, may invest in shares of other iShares Funds that invest in securities in the Fund’s underlying index. As of January 31, 2011, the Fund held shares of the iShares MSCI Malaysia Index Fund.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the six months ended January 31, 2011, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period	Dividend Income	Net Realized Gain

MSCI ACWI
BlackRock Inc.	–	5,625	(105)	5,520	$1,093,070	$4,530	$3,798

PNC Financial Services Group Inc. (The)	29,428	8,118	(1,089)	36,457	2,187,420	6,391	21,133

					$3,280,490	$10,921	$24,931

MSCI All Country Asia ex Japan
iShares MSCI Malaysia Index Fund	1,318,215	599,367	–	1,917,582	$27,248,840	$452,885	$–

MSCI Kokusai
BlackRock Inc.	525	159	–	684	$135,446	$1,050	$–

PNC Financial Services Group Inc. (The)	6,335	181	–	6,516	390,960	1,285	–

					$526,406	$2,335	$–

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

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iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
FTSE Developed Small Cap ex-North America	$4,232,518	$4,641,390
MSCI ACWI	40,020,949	39,377,708
MSCI ACWI ex US	21,146,164	22,432,208
MSCI All Country Asia ex Japan	45,567,092	47,516,148
MSCI Emerging Markets Financials Sector	174,743	105,247
MSCI Emerging Markets Materials Sector	70,997	63,087
MSCI Europe Financials Sector	1,012,182	1,074,770
MSCI Far East Financials Sector	124,802	144,954
MSCI Kokusai	4,151,026	4,115,717

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI ACWI	$376,842,512	$51,148,359
MSCI ACWI ex US	363,772,781	333,981,107
MSCI All Country Asia ex Japan	331,447,588	46,265,903
MSCI Emerging Markets Financials Sector	10,132,242	–
MSCI Emerging Markets Materials Sector	5,486,555	–
MSCI Europe Financials Sector	16,216,719	19,411,583
MSCI Kokusai	7,756,195	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

NOTES TO FINANCIAL STATEMENTS	115

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

116	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI ACWI	$0.41322	$–	$0.03444	$0.44766	92%	–%	8%	100%
MSCI Kokusai	0.37255	–	0.01769	0.39024	95	–	5	100

SUPPLEMENTAL INFORMATION	117

Notes:

118	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	119

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

120	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	121

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

122	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares FTSE Series also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website. The iShares MSCI Series disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-72-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

JANUARY 31, 2011

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See inside back cover for details.

iShares MSCI EAFE Index Fund  |  EFA  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE INDEX FUND

Performance as of January 31, 2011

			Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.17%	16.27%	15.38%	1.62%	1.51%	1.72%	5.82%	5.81%	5.86%

			Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
15.17%	16.27%	15.38%	8.38%	7.78%	8.90%	70.81%	70.69%	71.37%

Total returns for the period since inception are calculated from the inception date of the Fund (8/14/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/17/01), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE» Index (the “Index”). The Index has been developed by MSCI Inc. as an equity benchmark for its international stock performance. The Index includes stocks from Europe, Australasia and the Far East. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 15.89%, while the total return for the Index was 16.10%.

PORTFOLIO ALLOCATION As of 1/31/11
Sector	Percentage of Net Assets
Financial	24.19%

Consumer Non-Cyclical	17.64

Industrial	12.37

Consumer Cyclical	10.68

Basic Materials	10.38

Energy	8.07

Communications	8.05

Utilities	4.94

Technology	2.31

Diversified	1.11

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	1.69%

Nestle SA Registered (Switzerland)	1.66

Vodafone Group PLC (United Kingdom)	1.30

BHP Billiton Ltd. (Australia)	1.30

BP PLC (United Kingdom)	1.28

Royal Dutch Shell PLC Class A (United Kingdom)	1.10

Total SA (France)	1.09

Novartis AG Registered (Switzerland)	1.04

Toyota Motor Corp. (Japan)	0.99

Roche Holding AG Genusschein (Switzerland)	0.95

TOTAL	12.40%

FUND PERFORMANCE OVERVIEW	5

Shareholder Expenses (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
Actual	$1,000.00	$1,158.90	0.34%	$1.85
Hypothetical (5% return before expenses)	1,000.00	1,023.50	0.34	1.73

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.19%

AUSTRALIA – 8.36%
AGL Energy Ltd.	1,572,592	$23,361,327
Alumina Ltd.	8,201,312	19,460,566
Amcor Ltd.	4,085,760	28,025,699
AMP Ltd.[a]	6,995,800	37,315,248
Asciano Group[b]	9,550,464	15,282,510
ASX Ltd.	592,648	22,074,906
Australia and New Zealand Banking Group Ltd.	8,539,664	201,527,451
AXA Asia Pacific Holdings Ltd.	3,489,920	22,407,660
Bendigo and Adelaide Bank Ltd.	1,197,010	11,671,638
BGP Holdings PLC[b,c]	33,026,812	4,528
BHP Billiton Ltd.	11,169,872	492,784,049
Billabong International Ltd.	658,616	5,331,918
BlueScope Steel Ltd.	6,016,920	12,717,603
Boral Ltd.	2,426,984	11,662,969
Brambles Ltd.	4,756,080	34,046,209
Caltex Australia Ltd.	489,440	6,558,340
CFS Retail Property Trust	5,822,208	10,535,606
Coca-Cola Amatil Ltd.	1,950,312	21,855,743
Cochlear Ltd.	198,968	15,294,412
Commonwealth Bank of Australia	5,177,424	270,792,847
Computershare Ltd.	1,528,968	15,350,518
Crown Ltd.	1,559,824	13,343,140
CSL Ltd.	1,818,376	67,458,787
CSR Ltd.	5,162,528	8,261,000
Dexus Property Group	16,423,904	13,590,945
Fairfax Media Ltd.[a]	7,648,032	10,293,869
Fortescue Metals Group Ltd.[b]	4,249,616	27,031,213
Foster’s Group Ltd.	6,447,840	36,321,006
Goodman Fielder Ltd.	4,742,248	5,957,307
Goodman Group	21,572,600	14,302,742
GPT Group	5,939,248	17,527,434
Harvey Norman Holdings Ltd.	1,908,816	5,728,300
Incitec Pivot Ltd.	5,616,856	24,080,024
Insurance Australia Group Ltd.	7,057,512	26,808,454
James Hardie Industries SEb	1,459,808	9,081,875

Security	Shares	Value
Leighton Holdings Ltd.[a]	466,032	$14,659,200
Lend Lease Group	1,730,064	15,196,139
Macarthur Coal Ltd.	595,840	7,413,775
Macquarie Group Ltd.	1,167,208	47,269,754
MAp Group	1,349,894	4,024,075
Metcash Ltd.	2,332,288	9,766,223
Mirvac Group	10,693,200	13,219,790
National Australia Bank Ltd.	7,118,160	175,007,229
Newcrest Mining Ltd.	2,530,192	93,285,803
OneSteel Ltd.	4,402,832	11,939,776
Orica Ltd.	1,238,496	31,301,687
Origin Energy Ltd.	2,952,600	48,365,686
OZ Minerals Ltd.	10,488,912	17,045,636
Paladin Energy Ltd.[b]	2,178,008	10,618,508
Qantas Airways Ltd.[b]	4,033,624	9,651,656
QBE Insurance Group Ltd.	3,436,720	59,962,174
QR National Ltd.[b]	5,665,800	15,816,648
Ramsay Health Care Ltd.	441,560	7,528,024
Rio Tinto Ltd.	1,453,424	121,793,810
Santos Ltd.	2,779,168	37,433,921
Sims Metal Management Ltd.	543,704	10,445,745
Sonic Healthcare Ltd.	1,259,776	14,996,601
SP AusNet	2,473,800	2,170,413
Stockland Corp. Ltd.	7,994,896	28,695,281
Suncorp-Metway Ltd.	4,362,400	37,491,077
Tabcorp Holdings Ltd.	2,289,017	15,860,943
Tatts Group Ltd.	4,548,600	11,246,687
Telstra Corp. Ltd.	14,424,648	40,267,848
Toll Holdings Ltd.	2,222,696	13,030,244
Transurban Group	4,081,504	21,241,535
Wesfarmers Ltd.	3,361,176	114,037,680
Wesfarmers Ltd. Partially Protected	487,312	16,766,686
Westfield Group	7,207,536	70,709,390
Westfield Retail Trust[b]	9,707,936	25,648,853
Westpac Banking Corp.	9,968,616	228,490,952
Woodside Petroleum Ltd.	2,082,248	86,444,695
Woolworths Ltd.	4,082,568	108,677,555
WorleyParsons Ltd.	612,864	16,894,853

		3,172,264,395
AUSTRIA – 0.35%
Erste Group Bank AG	638,400	32,034,001

SCHEDULE OF INVESTMENTS	7

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
IMMOEAST AG Escrow[b,c]	1,571,072	$215
IMMOFINANZ AGb	3,398,416	15,002,707
IMMOFINANZ AG Escrow[b,c]	1,157,632	159
OMV AG	509,656	22,639,111
Raiffeisen International Bank Holding AG	170,240	10,024,483
Telekom Austria AG	1,160,824	16,010,378
Verbund AG	285,152	11,413,586
Vienna Insurance Group AG	165,984	9,042,253
voestalpine AG	381,976	17,163,901

		133,330,794
BELGIUM – 0.91%
Ageas	7,603,344	21,588,475
Anheuser-Busch InBev NV	2,450,392	135,773,610
Bekaert NV	130,872	13,130,352
Belgacom SA	514,976	18,529,802
Colruyt SA	252,790	12,956,703
Compagnie Nationale a Portefeuille SA	4,256	235,850
Delhaize Group SA	341,544	26,990,309
Dexia SAb	1,840,734	7,689,546
Groupe Bruxelles Lambert SA	286,216	25,796,502
KBC Groep NVb	543,866	21,813,695
Mobistar SA	92,568	5,787,761
Solvay SA	209,608	21,955,252
UCB SA	358,568	12,842,957
Umicore	406,448	20,868,634

		345,959,448
DENMARK – 0.98%
A.P. Moller – Maersk A/S Class A	1,070	10,085,057
A.P. Moller – Maersk A/S Class B	4,272	41,600,441
Carlsberg A/S Class B	369,208	36,835,925
Coloplast A/S Class B	92,568	13,465,984
Danske Bank A/Sb	1,551,312	41,653,619
DSV A/S	719,933	15,054,047
Novo Nordisk A/S Class B	1,407,672	158,824,234
Novozymes A/S Class B	172,368	23,885,846
TrygVesta A/S	23,408	1,270,812
Vestas Wind Systems A/Sb	677,768	23,396,240

Security	Shares	Value
William Demant Holding A/Sa,b	57,456	$4,607,047

		370,679,252
FINLAND – 1.13%
Elisa OYJ	453,264	9,992,508
Fortum OYJ	1,488,536	45,917,589
Kesko OYJ Class B	233,016	11,232,381
Kone OYJ Class B	522,424	28,492,143
Metso OYJ	434,112	23,199,619
Neste Oil OYJ	444,752	8,402,419
Nokia OYJ	12,593,504	135,017,653
Nokian Renkaat OYJ	401,128	14,507,580
Orion OYJ Class B	252,168	5,707,873
Outokumpu OYJ	410,704	7,663,449
Pohjola Bank PLC	526,680	7,033,039
Rautaruukki OYJ	286,851	7,165,425
Sampo OYJ Class A	1,408,736	41,524,584
Sanoma OYJ	62,776	1,470,005
Stora Enso OYJ Class R	1,977,976	23,565,573
UPM-Kymmene OYJ	1,749,216	36,068,534
Wartsila OYJ	273,448	21,144,191

		428,104,565
FRANCE – 9.91%
Accor SA	507,528	23,240,405
Aeroports de Paris	95,764	8,060,039
Air France-KLM[b]	521,360	9,542,369
Alcatel-Lucent[b]	7,888,496	26,388,898
ALSTOM	679,896	37,998,561
Aperam[b]	142,920	5,868,499
ArcelorMittal	2,858,407	104,281,233
Atos Origin SAb	171,304	9,550,487
AXA	5,770,072	122,300,418
BioMerieux SA	10,640	1,162,910
BNP Paribas	3,199,448	239,499,669
Bouygues SA	769,272	35,869,372
Bureau Veritas SA	155,344	11,285,625
Cap Gemini SA	499,016	25,180,161
Carrefour SA	2,003,512	98,294,719
Casino Guichard- Perrachon SA	168,112	16,449,459
Christian Dior SA	201,096	27,666,742
CNP Assurances SA	480,928	10,615,566
Compagnie de Saint-Gobain	1,334,257	77,414,510

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Compagnie Generale de Geophysique-Veritas[b]	494,760	$15,031,473
Compagnie Generale des Etablissements Michelin Class B	612,376	44,639,779
Credit Agricole SA	3,188,808	47,172,298
Danone SA	1,925,840	116,147,906
Dassault Systemes SA	220,248	17,320,417
Edenred SAb	517,104	12,381,798
Eiffage SAa	138,320	7,116,114
Electricite de France	849,072	37,483,282
Eramet	18,088	6,435,246
Essilor International SA	690,536	46,223,816
Eurazeo	113,848	8,402,084
European Aeronautic Defence and Space Co. NVb	1,373,624	39,642,149
Eutelsat Communications	287,280	10,494,417
Fonciere des Regions	73,416	7,394,997
France Telecom SA	6,182,904	135,246,654
GDF Suez	4,140,024	164,461,225
Gecina SA	65,968	7,896,498
Groupe Eurotunnel SA	1,612,419	15,677,754
Hermes International	35,112	7,095,619
Icade	70,620	7,676,855
Iliad SA	57,456	6,108,779
Imerys SA	57,456	3,788,940
JCDecaux SAb	122,360	3,920,445
Klepierre	309,624	11,274,568
L’Air Liquide SA	926,744	115,913,675
L’Oreal SA	805,448	93,641,978
Lafarge SA	676,892	40,159,997
Lagardere SCA	416,024	18,539,831
Legrand SA	530,936	21,411,557
LVMH Moet Hennessy Louis Vuitton SA	828,856	129,601,967
M6-Metropole Television	123,424	3,023,012
Natixis[b]	2,944,088	15,648,900
Neopost SA	117,040	10,608,126
PagesJaunes Groupe SAa	522,752	5,374,478
Pernod Ricard SA	666,064	63,584,253
PPR SA	259,616	41,555,218
PSA Peugeot Citroen SAb	544,768	22,865,625
Publicis Groupe SA	437,304	22,536,839

Security	Shares	Value
Renault SAb	659,680	$43,217,747
Safran SA	576,688	20,872,865
Sanofi-Aventis	3,494,176	238,926,820
Schneider Electric SA	810,768	126,606,948
SCOR SE	595,840	16,513,557
SES SA FDR	1,060,808	25,596,859
Societe BIC SA	109,592	9,423,714
Societe Generale	2,119,488	137,241,712
Societe Television Francaise 1	371,336	7,221,603
Sodexo	324,520	22,365,961
STMicroelectronics NV	2,254,616	27,322,028
Suez Environnement SA	950,152	19,650,591
Technip SA	331,968	32,300,426
Thales SA	300,048	11,166,519
Total SA	7,045,808	412,618,250
Unibail-Rodamco SE	287,280	54,904,177
Vallourec SA	371,336	40,392,103
Veolia Environnement	1,188,488	37,199,571
Vinci SA	1,451,296	84,135,553
Vivendi SA	4,165,560	119,559,359

		3,761,404,574
GERMANY – 7.88%
Adidas AG	711,816	44,393,655
Allianz SE Registered	1,520,456	211,476,993
Axel Springer AG	32,984	5,250,163
BASF SE	3,084,536	237,579,408
Bayer AG	2,765,336	204,197,996
Bayerische Motoren Werke AG	1,143,800	87,941,793
Beiersdorf AG	326,885	17,935,327
Brenntag AGb	92,568	8,784,756
Celesio AG	273,448	6,916,850
Commerzbank AGa,b	2,388,680	18,224,699
Continental AGb	171,304	13,504,315
Daimler AG Registered[b]	3,051,552	223,491,946
Deutsche Bank AG Registered	3,129,224	185,206,370
Deutsche Boerse AG	654,360	49,664,955
Deutsche Lufthansa AG Registered[b]	858,648	18,064,222
Deutsche Post AG Registered	2,840,880	52,151,966

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Deutsche Telekom AG Registered	9,473,856	$126,483,469
E.ON AG	6,009,472	200,619,203
Fraport AG	110,656	7,800,892
Fresenius Medical Care AG & Co. KGaA	657,552	38,525,744
Fresenius SE	307,496	26,846,010
GEA Group AG	502,208	14,338,570
Hannover Rueckversicherung AG Registered	206,416	11,561,809
HeidelbergCement AG	475,608	31,122,738
Henkel AG & Co. KGaA	404,320	20,817,578
Hochtief AG	158,536	14,051,854
Infineon Technologies AGb	3,724,000	39,420,347
K+S AG	491,568	36,385,986
Kabel Deutschland Holding AGb	181,944	9,179,579
Lanxess AG	279,832	20,367,950
Linde AG	550,088	80,281,422
MAN SE	358,568	41,510,405
Merck KGaA	214,928	18,416,633
METRO AG	419,216	29,559,126
Muenchener Rueckversicherungs- Gesellschaft AG Registered	626,696	98,292,451
Puma AG	20,216	6,330,362
QIAGEN NVb	752,248	13,881,721
RWE AG	1,394,904	100,612,013
Salzgitter AG	137,256	11,121,312
SAP AG	2,869,608	166,103,208
Siemens AG Registered	2,748,312	352,791,632
Suedzucker AG	163,856	4,377,236
ThyssenKrupp AGa	1,120,392	45,405,833
TUI AGa,b	499,016	6,882,555
United Internet AG Registered	409,640	6,803,979
Volkswagen AG	102,144	15,544,368
Wacker Chemie AG	53,200	9,627,705
		2,989,849,104

GREECE – 0.27%
Alpha Bank AEb	1,777,448	10,429,846

Security	Shares	Value
Bank of Cyprus Public Co. Ltd.[a]	1,808,527	$7,661,622
Coca-Cola Hellenic Bottling Co. SA	347,753	10,255,303
EFG Eurobank Ergasias SAb	1,105,610	6,487,583
Hellenic Telecommunications Organization SA SP ADR	4,940,476	24,899,999
National Bank of Greece SA SP ADR[a]	12,795,346	24,439,111
OPAP SA	644,806	13,004,060
Public Power Corp. SA	359,382	5,887,914

		103,065,438

HONG KONG – 2.83%
AIA Group Ltd.[b]	25,323,200	69,676,765
ASM Pacific Technology Ltd.	532,000	6,349,947
Bank of East Asia Ltd. (The)	4,894,440	21,220,803
BOC Hong Kong (Holdings) Ltd.	11,704,000	37,758,471
Cathay Pacific Airways Ltd.	2,128,000	5,361,116
Cheung Kong (Holdings) Ltd.	5,320,000	87,759,613
Cheung Kong Infrastructure Holdings Ltd.[a]	671,000	3,188,988
CLP Holdings Ltd.	6,384,000	51,795,914
Esprit Holdings Ltd.[a]	3,617,718	17,147,122
Foxconn International Holdings Ltd.[a,b]	6,384,000	4,520,371
Hang Lung Group Ltd.	2,128,000	13,443,735
Hang Lung Properties Ltd.	8,512,000	37,342,193
Hang Seng Bank Ltd.	2,340,800	38,614,230
Henderson Land Development Co. Ltd.	4,256,000	29,507,976
Hong Kong and China Gas Co. Ltd. (The)	15,960,475	36,114,906
Hong Kong Exchanges and Clearing Ltd.[a]	3,298,400	75,650,697
Hongkong Electric Holdings Ltd.	5,340,000	33,838,438
Hopewell Holdings Ltd.	385,500	1,251,086
Hutchison Whampoa Ltd.	7,476,000	87,171,651
Hysan Development Co. Ltd.	1,064,000	5,077,228
Kerry Properties Ltd.	2,130,000	11,379,854
Li & Fung Ltd.	8,746,200	56,713,005

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Lifestyle International Holdings Ltd.	532,000	$1,321,171
Link REIT (The)[a]	7,448,000	23,359,343
Mongolia Energy Corp. Ltd.[b]	11,050,000	3,104,191
MTR Corp. Ltd.	5,852,000	21,393,965
New World Development Co. Ltd.	8,512,599	16,117,238
NWS Holdings Ltd.	4,812,000	8,147,824
Orient Overseas International Ltd.	1,068,000	10,706,372
PCCW Ltd.[a]	2,128,000	1,004,527
Sands China Ltd.[b]	6,384,000	15,804,919
Shangri-La Asia Ltd.	4,280,000	11,172,498
Sino Land Co. Ltd.[a]	4,256,000	8,047,133
SJM Holdings Ltd.	5,320,000	8,912,446
Sun Hung Kai Properties Ltd.	5,320,000	88,715,005
Swire Pacific Ltd. Class A	3,192,000	50,199,044
Wharf (Holdings) Ltd. (The)[a]	5,320,375	40,197,555
Wheelock and Co. Ltd.	2,128,000	8,625,828
Wing Hang Bank Ltd.	532,000	7,158,618
Wynn Macau Ltd.	3,830,400	10,637,612
Yue Yuen Industrial (Holdings) Ltd.[a]	2,128,000	7,329,224

		1,072,838,622

IRELAND – 0.22%
Anglo Irish Bank Corp. Ltd.[c]	3,570,811	489
Bank of Ireland[b]	11,475,240	4,782,694
CRH PLC	2,373,784	50,883,421
Elan Corp. PLC[b]	1,755,600	11,962,424
Kerry Group PLC Class A	504,336	16,366,486
Ryanair Holdings PLC	177,504	888,013

		84,883,527

ISRAEL – 0.76%
Bank Hapoalim Ltd.[b]	3,215,408	14,561,807
Bank Leumi le-Israel	3,867,640	17,432,350
Bezeq The Israel Telecommunication Corp. Ltd.	5,811,568	15,497,515
Cellcom Israel Ltd.	169,176	5,098,611
Delek Group Ltd. (The)	12,768	2,865,392
Elbit Systems Ltd.	74,480	3,767,841
Israel Chemicals Ltd.	1,519,392	23,803,297

Security	Shares	Value
Israel Corp. Ltd. (The)[b]	7,448	$8,517,726
Israel Discount Bank Ltd. Class Ab	2,469,586	4,906,942
Makhteshim-Agan Industries Ltd.[b]	819,280	3,963,849
Mizrahi Tefahot Bank Ltd.	397,936	3,779,924
NICE Systems Ltd.[b]	211,736	6,876,969
Partner Communications Co. Ltd.	290,472	5,557,365
Teva Pharmaceutical Industries Ltd.	3,152,632	170,430,883

		287,060,471

ITALY – 2.75%
A2A SpA	4,284,728	6,373,679
Assicurazioni Generali SpA	3,926,160	85,747,406
Atlantia SpA	797,513	18,172,137
Autogrill SpA[b]	445,816	6,423,853
Banca Carige SpA	1,917,228	4,542,079
Banca Monte dei Paschi di Siena SpA[b]	7,374,584	9,397,755
Banco Popolare SpA[a]	5,127,416	18,259,603
Enel Green Power SpA[a,b]	4,273,024	9,496,325
Enel SpA	22,344,000	126,440,214
Eni SpA	8,692,880	206,180,223
Exor SpA	49,250	1,520,589
Fiat Industrial SpA[b]	2,622,038	35,534,718
Fiat SpA	2,639,398	25,655,964
Finmeccanica SpA	1,333,778	18,039,224
Intesa Sanpaolo SpA	25,744,544	85,768,674
Luxottica Group SpA	434,028	13,174,453
Mediaset SpA[a]	2,592,968	16,859,385
Mediobanca SpA	1,606,640	16,255,943
Parmalat SpA	6,033,944	19,150,913
Pirelli & C. SpA	977,139	7,475,285
Prysmian SpA	494,760	9,998,372
Saipem SpA	884,184	44,294,358
Snam Rete Gas SpA	4,795,448	25,196,984
Telecom Italia SpA	31,484,824	44,805,966
Tenaris SA	1,593,872	37,366,874
Terna SpA	4,279,303	18,715,479
UniCredit SpA	45,095,512	111,843,077

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Unione di Banche Italiane ScpA	2,012,910	$20,877,116

		1,043,566,648

JAPAN – 21.59%
77 Bank Ltd. (The)	2,136,000	11,601,611
Advantest Corp.	533,200	10,926,923
AEON Co. Ltd.	1,808,800	22,783,859
AEON Credit Service Co. Ltd.	425,690	5,980,339
AEON Mall Co. Ltd.	319,200	8,372,523
Aisin Seiki Co. Ltd.	638,400	24,272,135
Ajinomoto Co. Inc.	2,136,000	23,698,572
Alfresa Holdings Corp.	79,600	3,288,734
All Nippon Airways Co. Ltd.[a,b]	2,132,000	7,832,686
Amada Co. Ltd.	2,136,000	18,640,791
Aozora Bank Ltd.	3,192,000	7,051,776
Asahi Breweries Ltd.	1,276,800	24,030,582
Asahi Glass Co. Ltd.	3,607,000	45,037,971
Asahi Kasei Corp.	4,272,000	29,199,561
Astellas Pharma Inc.	1,489,690	57,002,052
Bank of Kyoto Ltd. (The)	2,128,000	19,687,831
Bank of Yokohama Ltd. (The)	4,293,000	21,535,738
Benesse Holdings Inc.	320,400	14,391,212
Bridgestone Corp.	2,021,600	38,887,362
Brother Industries Ltd.	638,400	9,778,982
Canon Inc.	3,617,600	177,722,934
Casio Computer Co. Ltd.	744,800	5,581,682
Central Japan Railway Co.	5,340	45,102,893
Chiba Bank Ltd. (The)	3,192,000	19,908,605
Chubu Electric Power Co. Inc.	2,128,000	53,297,400
Chugai Pharmaceutical Co. Ltd.	744,800	13,736,028
Chugoku Electric Power Co. Inc. (The)	851,200	17,661,907
Chuo Mitsui Trust Holdings Inc.	3,212,000	12,937,386
Citizen Holdings Co. Ltd.	851,200	5,516,748
Coca-Cola West Co. Ltd.	378,000	6,897,473
Cosmo Oil Co. Ltd.	1,064,000	3,441,474
Credit Saison Co. Ltd.	532,000	9,123,154
Dai Nippon Printing Co. Ltd.	2,136,000	29,251,703

Security	Shares	Value
Dai-ichi Life Insurance Co. Ltd. (The)	24,472	$38,471,788
Daicel Chemical Industries Ltd.	1,068,000	7,782,204
Daido Steel Co. Ltd.	1,431,000	9,029,989
Daiichi Sankyo Co. Ltd.	2,234,495	48,600,880
Daikin Industries Ltd.	744,800	25,781,189
Dainippon Sumitomo Pharma Co. Ltd.	106,400	957,120
Daito Trust Construction Co. Ltd.	319,200	22,402,051
Daiwa House Industry Co. Ltd.	2,128,000	25,999,365
Daiwa Securities Group Inc.	5,340,000	26,396,924
Dena Co. Ltd.	212,800	7,685,527
Denki Kagaku Kogyo K.K.	1,064,000	5,194,678
Denso Corp.	1,596,000	58,829,733
Dentsu Inc.	638,400	19,487,836
Dowa Holdings Co. Ltd.	1,072,150	7,550,721
East Japan Railway Co.	1,170,400	77,426,681
Eisai Co. Ltd.[a]	851,200	29,536,941
Electric Power Development Co. Ltd.	534,000	16,587,697
Elpida Memory Inc.[a,b]	532,000	7,714,097
FamilyMart Co. Ltd.	320,400	11,927,499
Fanuc Ltd.	665,200	105,223,874
Fast Retailing Co. Ltd.	212,800	31,038,203
Fuji Electric Holdings Co. Ltd.	2,128,000	6,856,975
Fuji Heavy Industries Ltd.	2,128,000	18,259,295
Fuji Media Holdings Inc.	2,176	3,383,649
FUJIFILM Holdings Corp.	1,596,000	57,758,330
Fujitsu Ltd.	6,384,000	39,817,210
Fukuoka Financial Group Inc.	3,197,000	13,735,433
Furukawa Electric Co. Ltd.	2,136,000	9,515,928
Gree Inc.	212,800	3,420,696
GS Yuasa Corp.[a]	1,064,000	7,441,377
Gunma Bank Ltd. (The)	2,136,000	12,305,529
Hachijuni Bank Ltd. (The)	405,000	2,323,325
Hamamatsu Photonics K.K.	212,800	7,792,018
Hankyu Hanshin Holdings Inc.	4,268,000	19,795,435
Hino Motors Ltd.	1,068,000	6,022,409
Hirose Electric Co. Ltd.	107,300	11,538,057

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Hiroshima Bank Ltd. (The)	3,192,000	$13,636,031
Hisamitsu Pharmaceutical Co. Inc.	106,400	4,298,596
Hitachi Chemical Co. Ltd.	212,800	4,836,246
Hitachi Construction Machinery Co. Ltd.	319,600	7,536,521
Hitachi High- Technologies Corp.	212,800	5,267,404
Hitachi Ltd.	14,896,000	81,452,557
Hokkaido Electric Power Co. Inc.	212,800	4,431,061
Hokuhoku Financial Group Inc.	5,320,000	10,778,958
Hokuriku Electric Power Co.	319,200	7,792,018
Honda Motor Co. Ltd.	5,426,400	230,156,719
Hoya Corp.	1,489,600	35,162,778
IBIDEN Co. Ltd.	425,600	14,410,038
Idemitsu Kosan Co. Ltd.	107,000	11,270,719
IHI Corp.	4,256,000	9,662,102
INPEX Corp.	7,448	47,817,015
Isetan Mitsukoshi Holdings Ltd.	1,170,400	13,156,822
Isuzu Motors Ltd.	4,256,000	20,051,459
ITO EN Ltd.	231,400	3,993,648
ITOCHU Corp.	4,681,600	50,970,184
Itochu Techno- Solutions Corp.	213,600	7,451,102
J. Front Retailing Co. Ltd.	2,128,600	11,015,823
Japan Prime Realty Investment Corp.	1,064	2,855,774
Japan Real Estate Investment Corp.	1,156	11,583,986
Japan Retail Fund Investment Corp.	3,192	5,871,285
Japan Steel Works Ltd. (The)	1,066,000	11,150,519
Japan Tobacco Inc.	14,896	55,998,633
JFE Holdings Inc.	1,489,675	47,910,334
JGC Corp.	1,068,000	26,071,036
Joyo Bank Ltd. (The)	3,204,000	14,156,573
JS Group Corp.	958,580	20,989,778
JSR Corp.	563,300	11,633,145
JTEKT Corp.	425,600	5,334,935

Security	Shares	Value
Jupiter Telecommunications Co. Ltd.	5,320	$5,454,412
JX Holdings Inc.	7,022,400	47,570,267
Kajima Corp.	3,192,000	8,415,379
Kamigumi Co. Ltd.	1,068,000	8,981,472
Kaneka Corp.	1,064,000	7,454,363
Kansai Electric Power Co. Inc. (The)	2,553,600	63,271,183
Kao Corp.	1,808,800	47,355,987
Kawasaki Heavy Industries Ltd.	5,340,000	19,031,856
Kawasaki Kisen Kaisha Ltd.	2,128,000	8,882,900
KDDI Corp.	9,576	53,881,802
Keihin Electric Express Railway Co. Ltd.	2,136,000	18,301,867
Keio Corp.	2,136,000	14,365,141
Keyence Corp.	125,649	33,402,114
Kikkoman Corp.	1,068,000	11,575,540
Kinden Corp.	1,068,000	9,568,070
Kintetsu Corp.[a]	6,408,000	19,787,917
Kirin Holdings Co. Ltd.	3,204,000	43,173,636
Kobe Steel Ltd.	8,552,000	20,980,740
Komatsu Ltd.	2,979,200	88,870,558
Konami Corp.	427,200	8,556,514
Konica Minolta Holdings Inc.	1,596,000	15,428,195
Kubota Corp.	4,272,000	43,538,631
Kuraray Co. Ltd.	1,276,800	17,952,809
Kurita Water Industries Ltd.	427,400	13,380,703
Kyocera Corp.	532,000	55,453,192
Kyowa Hakko Kirin Co. Ltd.	1,064,000	10,882,851
Kyushu Electric Power Co. Inc.	1,495,200	33,688,993
Lawson Inc.	320,400	16,014,134
Makita Corp.	428,000	18,571,219
Marubeni Corp.	6,384,000	48,076,748
Marui Group Co. Ltd.	744,800	6,308,937
Maruichi Steel Tube Ltd.	84,500	1,865,745
Matsui Securities Co. Ltd.	425,600	2,831,100
Mazda Motor Corp.	5,320,000	15,713,902
McDonald’s Holdings Co. (Japan) Ltd.	59,300	1,449,749
Medipal Holdings Corp.	106,400	1,111,661
Meiji Holdings Co. Ltd.	250,252	11,347,323

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Minebea Co. Ltd.	1,072,000	$6,372,074
Miraca Holdings Inc.	212,800	8,168,632
Mitsubishi Chemical Holdings Corp.	3,724,000	25,999,365
Mitsubishi Corp.	4,256,000	118,698,401
Mitsubishi Electric Corp.	6,793,000	75,035,579
Mitsubishi Estate Co. Ltd.	4,261,000	80,612,108
Mitsubishi Gas Chemical Co. Inc.	2,128,000	14,856,780
Mitsubishi Heavy Industries Ltd.	9,576,000	37,986,086
Mitsubishi Materials Corp.[b]	4,256,000	13,090,590
Mitsubishi Motors Corp.[b]	12,804,000	17,815,892
Mitsubishi Tanabe Pharma Corp.	1,064,000	17,051,532
Mitsubishi UFJ Financial Group Inc.	40,644,880	211,335,517
Mitsubishi UFJ Lease & Finance Co. Ltd.	202,160	8,204,345
Mitsui & Co. Ltd.	5,532,800	93,192,530
Mitsui Chemicals Inc.	2,136,000	7,664,885
Mitsui Engineering & Shipbuilding Co. Ltd.	3,204,000	8,877,188
Mitsui Fudosan Co. Ltd.	3,192,000	64,985,427
Mitsui Mining & Smelting Co. Ltd.	3,204,000	11,340,901
Mitsui O.S.K. Lines Ltd.	4,289,000	28,007,018
Mitsumi Electric Co. Ltd.	319,200	5,282,988
Mizuho Financial Group Inc.	64,584,800	124,550,206
Mizuho Securities Co. Ltd.	1,064,000	2,805,126
Mizuho Trust & Banking Co. Ltd.[b]	5,898,000	5,759,063
MS&AD Insurance Group Holdings Inc.	1,808,888	43,097,149
Murata Manufacturing Co. Ltd.	748,000	56,787,013
Nabtesco Corp.	319,200	7,530,985
Namco Bandai Holdings Inc.	744,800	8,172,528
NEC Corp.	8,656,000	24,616,722
NGK Insulators Ltd.	1,064,000	17,973,587
NGK Spark Plug Co. Ltd.	524,000	8,148,126
Nidec Corp.	427,200	40,305,822
Nikon Corp.	1,068,000	24,767,484

Security	Shares	Value
Nintendo Co. Ltd.	319,200	$86,413,475
Nippon Building Fund Inc.	2,140	22,463,078
Nippon Electric Glass Co. Ltd.	1,199,500	18,081,075
Nippon Express Co. Ltd.	3,204,000	13,530,868
Nippon Meat Packers Inc.	1,068,000	14,143,537
Nippon Paper Group Inc.	320,100	8,345,339
Nippon Sheet Glass Co. Ltd.	2,128,000	5,532,332
Nippon Steel Corp.	17,113,000	58,484,560
Nippon Telegraph and Telephone Corp.	1,702,400	79,166,899
Nippon Yusen K.K.	4,256,000	18,648,895
Nishi-Nippon City Bank Ltd. (The)	3,193,000	9,937,935
Nissan Chemical Industries Ltd.	212,800	2,633,702
Nissan Motor Co. Ltd.	7,980,000	80,842,182
Nisshin Seifun Group Inc.	1,125,200	14,173,153
Nisshin Steel Co. Ltd.	3,192,000	6,311,534
Nissin Foods Holdings Co. Ltd.	320,400	11,391,739
Nitori Holdings Co. Ltd.	106,400	8,921,860
Nitto Denko Corp.	640,800	31,989,161
NKSJ Holdings Inc.[b]	4,966,600	33,947,223
NOK Corp.	427,600	8,621,936
Nomura Holdings Inc.	11,065,600	67,395,757
Nomura Real Estate Holdings Inc.	212,800	3,875,230
Nomura Research Institute Ltd.	212,800	4,628,458
NSK Ltd.	2,136,000	20,491,835
NTN Corp.	2,136,000	11,653,753
NTT Data Corp.	4,272	13,901,077
NTT DoCoMo Inc.	47,880	85,614,793
NTT Urban Development Corp.	1,064	1,098,674
Obayashi Corp.	2,128,000	10,181,570
OBIC Co. Ltd.	18,560	3,570,189
Odakyu Electric Railway Co. Ltd.	2,128,000	19,765,751
Oji Paper Co. Ltd.	3,204,000	14,977,810
Olympus Corp.	744,800	20,926,762
Omron Corp.	744,800	19,190,441

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Ono Pharmaceutical Co. Ltd.	106,400	$5,181,692
Oracle Corp. Japan	106,400	4,876,504
Oriental Land Co. Ltd.	213,600	19,709,703
ORIX Corp.	308,560	30,505,749
Osaka Gas Co. Ltd.	7,476,000	28,287,074
Otsuka Holdings Co. Ltd.[b]	851,200	21,163,120
Panasonic Corp.	6,277,668	86,123,506
Rakuten Inc.[b]	22,344	19,690,428
Resona Holdings Inc.[a]	1,276,800	6,592,047
Ricoh Co. Ltd.	2,350,000	33,530,453
Rinnai Corp.	65,500	4,149,213
Rohm Co. Ltd.	319,200	20,687,807
Sankyo Co. Ltd.	212,800	11,830,880
Santen Pharmaceutical Co. Ltd.	106,400	3,825,881
Sapporo Hokuyo Holdings Inc.	1,489,600	7,236,187
Sapporo Holdings Ltd.	1,072,000	4,762,700
SBI Holdings Inc.	53,200	7,110,216
Secom Co. Ltd.	744,800	35,180,959
Sega Sammy Holdings Inc.	638,438	12,810,839
Seiko Epson Corp.	425,600	7,075,152
Sekisui Chemical Co. Ltd.	2,136,000	16,424,753
Sekisui House Ltd.	2,136,000	20,830,758
Senshu Ikeda Holdings Inc.	1,064,000	1,558,404
Seven & I Holdings Co. Ltd.	2,447,280	63,444,681
Sharp Corp.	3,192,000	33,155,035
Shikoku Electric Power Co. Inc.	212,800	6,298,548
Shimamura Co. Ltd.	106,400	9,545,222
Shimano Inc.	320,400	16,033,687
Shimizu Corp.	2,128,000	9,064,714
Shin-Etsu Chemical Co. Ltd.	1,383,200	77,998,096
Shinko Electric Industries Co. Ltd.	106,400	1,201,269
Shinsei Bank Ltd.[a,b]	3,192,000	3,662,248
Shionogi & Co. Ltd.	957,600	17,625,544
Shiseido Co. Ltd.	1,170,400	23,599,424
Shizuoka Bank Ltd. (The)	2,741,000	25,158,452
Showa Denko K.K.	4,272,000	9,437,715
Showa Shell Sekiyu K.K.	532,000	4,616,770
SMC Corp.	213,600	36,212,669
SoftBank Corp.	2,447,200	84,321,318

Security	Shares	Value
Sojitz Corp.	3,511,200	$7,756,954
Sony Corp.	3,192,000	110,218,089
Sony Financial Holdings Inc.	3,195	11,835,500
Stanley Electric Co. Ltd.	563,300	10,574,337
Sumco Corp.[b]	425,600	6,498,543
Sumitomo Chemical Co. Ltd.	5,320,000	27,531,795
Sumitomo Corp.	3,511,200	50,613,050
Sumitomo Electric Industries Ltd.	2,234,400	32,508,297
Sumitomo Heavy Industries Ltd.	2,136,000	13,635,152
Sumitomo Metal Industries Ltd.	10,640,000	24,934,456
Sumitomo Metal Mining Co. Ltd.	2,128,000	34,934,212
Sumitomo Mitsui Financial Group Inc.	4,256,000	145,035,421
Sumitomo Realty & Development Co. Ltd.	1,382,000	33,584,304
Sumitomo Rubber Industries Inc.	532,000	5,623,239
Sumitomo Trust and Banking Co. Ltd. (The)	5,330,000	32,202,490
Suruga Bank Ltd.	1,068,000	9,998,242
Suzuken Co. Ltd.	320,440	9,152,076
Suzuki Motor Corp.	1,064,000	25,791,578
Sysmex Corp.	69,500	4,546,808
T&D Holdings Inc.	798,000	20,113,145
Taisei Corp.	2,128,000	5,090,785
Taisho Pharmaceutical Co. Ltd.	1,064,000	23,557,866
Taiyo Nippon Sanso Corp.	1,068,000	9,098,792
Takashimaya Co. Ltd.	1,164,000	9,604,101
Takeda Pharmaceutical Co. Ltd.	2,447,200	117,984,133
TDK Corp.	443,200	29,157,183
Teijin Ltd.	3,204,000	15,447,089
Terumo Corp.	640,800	33,240,571
THK Co. Ltd.	319,200	8,321,875
Tobu Railway Co. Ltd.	3,204,000	17,715,269
Toho Co. Ltd.	638,400	10,511,432
Toho Gas Co. Ltd.	1,064,000	5,467,399

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Tohoku Electric Power Co. Inc.	1,703,300	$37,941,200
Tokio Marine Holdings Inc.	2,340,800	69,884,008
Tokuyama Corp.	1,068,000	5,605,273
Tokyo Electric Power Co. Inc. (The)	4,468,800	108,815,525
Tokyo Electron Ltd.	532,000	34,739,412
Tokyo Gas Co. Ltd.	8,512,000	37,090,004
Tokyo Steel Manufacturing Co. Ltd.	534,000	5,690,004
Tokyo Tatemono Co. Ltd.	1,064,000	4,895,984
Tokyu Corp.	4,272,000	19,396,851
Tokyu Land Corp.	2,136,000	10,975,906
TonenGeneral Sekiyu K.K.	1,064,000	12,012,694
Toppan Printing Co. Ltd.	2,136,000	19,448,993
Toray Industries Inc.	5,340,000	35,456,609
Toshiba Corp.	13,832,000	81,881,118
Tosoh Corp.	2,136,000	6,934,896
TOTO Ltd.	1,072,000	7,667,423
Toyo Seikan Kaisha Ltd.	638,400	11,976,331
Toyoda Gosei Co. Ltd.	320,400	7,492,816
Toyota Boshoku Corp.	106,400	1,888,266
Toyota Industries Corp.	744,800	23,653,968
Toyota Motor Corp.	9,044,000	375,315,513
Toyota Tsusho Corp.	747,600	13,167,177
Trend Micro Inc.[b]	425,600	12,862,024
Tsumura & Co.	212,800	6,706,330
Ube Industries Ltd.	4,272,000	12,879,092
Unicharm Corp.	425,600	16,415,184
UNY Co. Ltd.	106,400	1,031,144
Ushio Inc.	319,200	6,479,063
USS Co. Ltd.	95,760	7,690,721
West Japan Railway Co.	6,412	24,495,984
Yahoo! Japan Corp.	44,688	16,881,406
Yakult Honsha Co. Ltd.	319,200	9,023,156
Yamada Denki Co. Ltd.	244,720	16,637,256
Yamaguchi Financial Group Inc.	1,074,000	10,801,611
Yamaha Corp.	669,500	8,228,811
Yamaha Motor Co. Ltd.[b]	851,200	15,750,265
Yamato Holdings Co. Ltd.	1,383,200	21,035,850
Yamato Kogyo Co. Ltd.	106,400	3,205,117
Yaskawa Electric Corp.	1,068,000	11,562,505

Security	Shares	Value
Yokogawa Electric Corp.	744,800	$5,990,763

		8,191,326,784

NETHERLANDS – 2.53%
AEGON NVb	5,339,152	39,601,056
Akzo Nobel NV	792,680	49,648,799
ASML Holding NV	1,500,240	62,733,252
Corio NV	168,112	10,978,983
Delta Lloyd NVa	73,416	1,854,537
Fugro NV CVA	230,622	18,610,507
Heineken Holding NV	250,040	11,113,727
Heineken NV	852,264	42,958,186
ING Groep NV CVA[b]	12,915,896	147,398,760
Koninklijke Ahold NV	3,947,440	53,524,060
Koninklijke DSM NV	543,704	32,235,592
Koninklijke KPN NV	5,289,144	83,500,015
Koninklijke Philips Electronics NV	3,305,848	103,178,154
Randstad Holding NVb	357,504	19,541,791
Reed Elsevier NV	2,268,448	29,582,705
Royal Boskalis Westminster NV CVA	213,864	10,303,307
Royal Vopak NV	175,560	8,500,060
SBM Offshore NV	560,696	13,383,307
TNT NV	1,254,456	33,992,998
Unilever NV CVA	5,447,680	161,362,672
Wolters Kluwer NV	1,105,782	25,378,280

		959,380,748

NEW ZEALAND – 0.09%
Auckland International Airport Ltd.	2,813,216	4,870,824
Contact Energy Ltd.[b]	410,704	1,952,339
Fletcher Building Ltd.	1,493,856	8,925,644
Sky City Entertainment Group Ltd.	1,850,296	4,691,010
Telecom Corp. of New Zealand Ltd.	7,129,864	12,565,142

		33,004,959

NORWAY – 0.88%
Aker Solutions ASA	494,760	8,994,157
DnB NOR ASA	3,199,448	44,037,105
Norsk Hydro ASA	3,006,357	22,558,283
Orkla ASA	2,655,744	23,909,260

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Renewable Energy Corp. ASA[a,b]	1,893,920	$6,069,384
Seadrill Ltd.[a]	962,920	31,675,274
Statoil ASA	3,745,280	90,909,419
Subsea 7 SA	937,384	22,801,868
Telenor ASA	2,840,880	43,823,511
Yara International ASA	656,488	36,950,501

		331,728,762

PORTUGAL – 0.27%
Banco Comercial Portugues SA Registered[a]	9,906,904	7,972,844
Banco Espirito Santo SA Registered[a]	1,908,816	7,746,277
BRISA – Auto-estradas de Portugal SA	824,600	6,009,876
CIMPOR – Cimentos de Portugal SGPS SA	135,128	908,517
EDP Renovaveis SAb	951,216	5,659,865
Energias de Portugal SA	6,761,720	26,012,498
Galp Energia SGPS SA Class B	678,832	13,876,411
Jeronimo Martins SGPS SA	536,256	8,116,681
Portugal Telecom SGPS SA Registered	2,074,800	24,064,887

		100,367,856

SINGAPORE – 1.68%
Ascendas Real Estate Investment Trust	3,192,000	5,211,937
CapitaLand Ltd.	7,448,000	20,947,500
CapitaMall Trust Management Ltd.	5,320,000	7,896,875
CapitaMalls Asia Ltd.	4,256,000	6,217,750
City Developments Ltd.	2,128,000	18,886,000
ComfortDelGro Corp. Ltd.	9,576,000	11,820,375
COSCO Corp. (Singapore) Ltd.[a]	3,192,000	5,436,375
DBS Group Holdings Ltd.	6,434,000	75,498,969
Fraser and Neave Ltd.	4,256,150	21,114,494
Genting Singapore PLC[a,b]	19,152,000	30,224,250
Global Logistic Properties Ltd.[b]	5,320,000	8,645,000
Golden Agri-Resources Ltd.	21,280,194	11,720,732

Security	Shares	Value
Keppel Corp. Ltd.	4,272,000	$39,048,750
Keppel Land Ltd.[a]	1,064,000	3,724,000
Neptune Orient Lines Ltd.[a,b]	2,128,000	3,657,500
Noble Group Ltd.	9,872,727	16,814,488
Olam International Ltd.	4,304,000	10,222,000
Oversea-Chinese Banking Corp. Ltd.	9,576,200	73,841,480
SembCorp Industries Ltd.	1,064,000	4,289,250
SembCorp Marine Ltd.[a]	1,064,000	4,480,438
Singapore Airlines Ltd.	2,128,200	24,540,806
Singapore Exchange Ltd.[a]	3,198,000	21,136,781
Singapore Press Holdings Ltd.[a]	6,901,750	21,406,209
Singapore Technologies Engineering Ltd.	7,448,000	18,852,750
Singapore Telecommunications Ltd.	25,536,285	61,845,690
United Overseas Bank Ltd.	4,256,000	65,835,000
UOL Group Ltd.	3,453,000	12,786,891
Wilmar International Ltd.	6,384,000	26,234,250
Yangzijiang Shipbuilding (Holdings) Ltd.	4,256,000	6,184,500

		638,521,040

SPAIN – 3.62%
Abertis Infraestructuras SA	988,456	19,419,621
Acciona SAa	92,568	8,019,484
Acerinox SA	325,584	5,552,910
Actividades de Construcciones y Servicios SAa	479,864	24,802,573
Amadeus IT Holding SA Class Ab	678,832	14,257,989
Banco Bilbao Vizcaya Argentaria SA	14,242,624	175,095,263
Banco de Sabadell SAa	3,216,472	15,407,774
Banco de Valencia SAa	732,745	3,556,259
Banco Popular Espanol SAa	2,850,456	17,163,818
Banco Santander SA	26,799,266	328,838,874
Banco Santander SA London[a]	642,169	7,863,605
Bankinter SAa	910,784	6,223,442
Criteria CaixaCorp SA	3,078,152	21,273,746
Enagas SA	635,208	13,415,748

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Ferrovial SA	1,545,992	$18,353,217
Fomento de Construcciones y Contratas SAa	141,512	4,128,593
Gas Natural SDG SA	1,085,280	17,959,171
Gestevision Telecinco SA	371,336	4,673,551
Grifols SAa	461,776	7,046,342
Iberdrola Renovables SA	3,061,128	11,583,180
Iberdrola SA	13,386,509	114,889,115
Indra Sistemas SAa	127,680	2,406,926
Industria de Diseno Textil SA	740,544	56,033,594
International Consolidated Airlines Group SAb	1,841,537	7,574,238
International Consolidated Airlines Group SA London[a,b]	2,151,408	8,835,592
Mapfre SA	2,672,247	9,093,176
Red Electrica Corporacion SA	380,912	19,463,515
Repsol YPF SA	2,471,672	77,854,474
Telefonica SA	13,691,552	344,355,968
Zardoya Otis SA	470,881	7,469,332

		1,372,611,090

SWEDEN – 3.27%
Alfa Laval AB	1,144,864	24,463,172
Assa Abloy AB Class B	1,058,680	28,894,419
Atlas Copco AB Class A	2,278,024	54,840,499
Atlas Copco AB Class B	1,358,728	29,666,873
Boliden AB	678,832	14,198,966
Electrolux AB Class B	810,768	23,136,881
Getinge AB Class B	661,808	16,117,434
Hennes & Mauritz AB Class B	3,417,568	112,461,784
Hexagon AB Class B	865,384	18,666,267
Holmen AB Class B	192,584	7,331,684
Husqvarna AB Class B	1,454,488	12,135,342
Industrivarden AB Class Aa	395,808	6,610,906
Investor AB Class B	1,424,696	33,034,824
Kinnevik Investment AB Class B	750,120	16,751,640
Millicom International Cellular SA SDR	265,772	25,170,895
Modern Times Group MTG AB Class B	147,980	10,298,363
Nordea Bank AB	10,798,536	131,491,835

Security	Shares	Value
Ratos AB Class B	351,120	$13,208,807
Sandvik AB	3,400,544	66,950,565
Scania AB Class B	1,065,064	23,983,713
Securitas AB Class B	1,066,128	12,882,570
Skandinaviska Enskilda Banken AB Class A	4,737,992	43,141,314
Skanska AB Class B	1,334,256	27,099,076
SKF AB Class B	1,326,808	37,986,914
SSAB AB Class A	585,200	9,646,779
Svenska Cellulosa AB Class B	1,925,840	33,693,402
Svenska Handelsbanken AB Class A	1,634,304	55,838,667
Swedbank AB Class Ab	2,298,240	36,169,960
Swedish Match AB	803,320	23,199,180
Tele2 AB Class B	1,098,048	24,333,710
Telefonaktiebolaget LM Ericsson Class B	10,070,760	124,509,221
TeliaSonera AB	7,604,408	62,796,013
Volvo AB Class Bb	4,636,912	80,547,890

		1,241,259,565

SWITZERLAND – 7.76%
ABB Ltd. Registered[b]	7,334,152	173,977,809
Actelion Ltd. Registered[b]	342,608	18,613,461
Adecco SA Registered	425,764	27,707,624
Aryzta AG	305,368	13,502,943
Baloise Holding AG Registered	185,136	19,131,278
Compagnie Financiere Richemont SA Class A Bearer Units	1,774,752	96,986,660
Credit Suisse Group AG Registered	3,786,776	170,105,694
GAM Holding AGb	732,924	13,181,946
Geberit AG Registered	143,640	30,450,793
Givaudan SA Registered	27,458	27,322,120
Holcim Ltd. Registered	829,757	58,369,539
Julius Baer Group Ltd.	715,008	32,506,935
Kuehne & Nagel International AG Registered	186,916	24,288,239
Lindt & Spruengli AG Participation Certificates	528	1,381,740

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Logitech International SA Registered[a,b]	663,936	$12,499,365
Lonza Group AG Registered	164,920	13,049,329
Nestle SA Registered	11,569,936	628,580,038
Novartis AG Registered	7,051,128	394,334,887
Pargesa Holding SA Bearer	14,896	1,318,946
Roche Holding AG Genusschein	2,350,376	359,191,181
Schindler Holding AG Participation Certificates	146,832	16,470,061
Schindler Holding AG Registered	3,192	356,686
SGS SA Registered	18,088	29,567,571
Sika AG Bearer	4,256	9,380,276
Sonova Holding AG Registered	164,920	20,798,191
Straumann Holding AG Registered	19,152	4,710,293
Swatch Group AG (The) Bearer Units	106,400	42,870,260
Swatch Group AG (The) Registered	177,688	12,858,813
Swiss Life Holding AG Registered[b]	110,044	17,648,732
Swiss Reinsurance Co. Registered	1,195,938	68,664,774
Swisscom AG Registered	80,793	35,811,509
Syngenta AG Registered	318,910	103,209,207
Synthes Inc.	208,544	27,653,469
Transocean Ltd.[b]	1,074,640	85,088,295
UBS AG Registered[b]	12,203,016	219,865,972
Zurich Financial Services AG Registered	489,440	134,333,609

		2,945,788,245
UNITED KINGDOM – 21.15%
3i Group PLC	3,314,360	16,457,210
Admiral Group PLC	666,064	17,528,646
Aggreko PLC	808,640	18,586,686
AMEC PLC	1,116,136	21,453,255
Anglo American PLC	4,394,320	215,557,241
Antofagasta PLC	1,308,720	29,473,173
ARM Holdings PLC	4,224,080	34,912,156

Security	Shares	Value
Associated British Foods PLC	1,220,408	$20,759,859
AstraZeneca PLC	4,773,104	231,691,459
Autonomy Corp. PLC[b]	733,096	17,566,583
Aviva PLC	9,456,832	67,073,061
Babcock International Group PLC	1,181,040	10,915,290
BAE Systems PLC	11,211,368	61,415,721
Balfour Beatty PLC	2,197,907	11,811,272
Barclays PLC	38,168,872	179,589,954
BG Group PLC	11,298,616	253,546,852
BHP Billiton PLC	7,339,472	279,792,851
BP PLC	62,666,408	486,672,763
British American Tobacco PLC	6,676,600	246,502,386
British Land Co. PLC	2,898,336	24,070,900
British Sky Broadcasting Group PLC	3,912,328	47,312,625
BT Group PLC	26,136,096	73,470,446
Bunzl PLC	1,118,264	13,621,922
Burberry Group PLC	1,502,368	25,844,935
Cable & Wireless Worldwide PLC	8,659,896	9,813,727
Cairn Energy PLC[b]	4,697,560	31,173,252
Capita Group PLC	2,005,640	21,813,110
Capital Shopping Centres Group PLC	1,624,728	9,566,454
Carnival PLC	588,392	26,860,028
Centrica PLC	17,204,880	88,157,797
Cobham PLC	3,732,512	12,554,960
Compass Group PLC	6,299,944	56,055,159
Diageo PLC	8,381,128	161,362,190
Essar Energy PLC[b]	1,096,984	9,128,106
Eurasian Natural Resources Corp.	860,776	13,883,995
Experian PLC	3,429,272	42,569,493
FirstGroup PLC	1,559,824	9,346,697
Fresnillo PLC	623,504	12,943,123
G4S PLC	4,377,296	18,832,447
GlaxoSmithKline PLC	17,315,536	312,991,355
Hammerson PLC	2,371,656	16,304,454
Home Retail Group PLC	2,712,136	9,379,052
HSBC Holdings PLC	58,685,984	639,766,028
ICAP PLC	1,907,752	16,394,059

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
Imperial Tobacco Group PLC	3,400,544	$97,171,317
Inmarsat PLC	1,464,064	15,958,168
InterContinental Hotels Group PLC	936,320	19,721,725
International Power PLC	5,205,088	35,249,900
Intertek Group PLC	549,024	15,275,168
Invensys PLC	2,716,392	14,628,001
Investec PLC	1,578,976	12,106,923
ITV PLC[b]	12,257,280	15,254,921
J Sainsbury PLC	3,899,560	23,828,955
Johnson Matthey PLC	755,440	23,293,007
Kazakhmys PLC	730,968	17,632,674
Kingfisher PLC	7,969,360	32,167,612
Land Securities Group PLC	2,549,344	27,542,619
Legal & General Group PLC	19,903,184	35,386,725
Lloyds Banking Group PLC[b]	136,521,840	138,158,177
London Stock Exchange Group PLC	529,872	7,180,194
Lonmin PLC	523,488	13,868,742
Man Group PLC	5,879,664	27,707,033
Marks & Spencer Group PLC	5,316,808	30,360,251
National Grid PLC	11,724,433	103,757,374
Next PLC	621,376	19,676,869
Old Mutual PLC	18,506,851	37,232,055
Pearson PLC	2,762,144	45,304,476
Petrofac Ltd.	838,432	21,030,735
Prudential PLC	8,534,344	92,408,449
Randgold Resources Ltd.	293,664	22,248,805
Reckitt Benckiser Group PLC	2,055,648	111,784,958
Reed Elsevier PLC	4,018,728	35,564,420
Resolution Ltd.	4,723,096	19,775,487
Rexam PLC	2,713,200	14,841,143
Rio Tinto PLC	4,839,072	331,742,178
Rolls-Royce Group PLC[b]	6,190,352	63,260,244
Royal Bank of Scotland Group PLC[b]	58,092,272	38,782,956
Royal Dutch Shell PLC Class A	11,845,512	417,133,574
Royal Dutch Shell PLC Class B	9,002,504	313,053,083
RSA Insurance Group PLC	11,254,992	24,499,628
SABMiller PLC	3,195,192	103,432,760
Sage Group PLC (The)	4,607,120	21,776,775

Security	Shares	Value
Schroders PLC	406,448	$11,738,039
Scottish & Southern Energy PLC	3,088,792	57,341,221
SEGRO PLC	2,354,901	11,251,767
Serco Group PLC	1,665,160	14,696,110
Severn Trent PLC	816,088	17,882,076
Shire PLC	1,876,896	49,514,072
Smith & Nephew PLC	2,966,432	32,975,296
Smiths Group PLC	1,270,416	27,674,495
Standard Chartered PLC	7,779,036	202,974,605
Standard Life PLC	7,704,424	28,296,914
Tesco PLC	26,663,840	171,988,403
Thomas Cook Group PLC	2,883,440	8,802,959
TUI Travel PLC	1,934,352	7,838,823
Tullow Oil PLC	2,970,688	63,190,233
Unilever PLC	4,281,536	124,540,408
United Utilities Group PLC	2,320,584	20,201,875
Vedanta Resources PLC	401,128	14,597,758
Vodafone Group PLC	175,932,400	494,135,933
Weir Group PLC (The)	709,688	18,006,010
Whitbread PLC	599,032	16,647,321
Wm Morrison Supermarkets PLC	6,887,272	29,399,456
Wolseley PLC[b]	959,728	33,465,817
WPP PLC	4,189,140	51,834,415
Xstrata PLC	6,880,888	152,647,291

		8,025,962,110

TOTAL COMMON STOCKS (Cost: $36,231,580,069)		37,632,957,997

PREFERRED STOCKS – 0.54%

GERMANY – 0.45%
Bayerische Motoren Werke AG	57,456	3,002,400
Henkel AG & Co. KGaA	608,608	37,164,225
Porsche Automobil Holding SE	304,304	28,302,886
ProSiebenSat.1 Media AG	257,488	7,919,911
RWE AG NVS	34,048	2,358,263
Volkswagen AG	580,944	93,983,907

		172,731,592

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

Security	Shares	Value
ITALY – 0.09%
Intesa Sanpaolo SpA RNC	2,932,384	$8,462,724
Telecom Italia SpA RNC	20,301,120	24,172,804

		32,635,528

TOTAL PREFERRED STOCKS (Cost: $165,775,542)		205,367,120

RIGHTS – 0.01%

HONG KONG – 0.00%
Shangri-La Asia Ltd.[a,b,c]	356,666	38,888

		38,888
SPAIN – 0.01%
Banco Santander SAb	26,799,266	5,070,365
Banco Santander SA London[a,b]	642,169	121,497

		5,191,862

TOTAL RIGHTS (Cost: $4,266,307)		5,230,750

SHORT-TERM INVESTMENTS – 0.96%

MONEY MARKET FUNDS – 0.96%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[d,e,f]	315,298,354	315,298,354
BlackRock Cash Funds: Prime,
SL Agency Shares 0.24%[d,e,f]	44,960,181	44,960,181
BlackRock Cash Funds: Treasury,
SL Agency Shares 0.09%[d,e]	2,646,096	2,646,096

		362,904,631

TOTAL SHORT-TERM INVESTMENTS (Cost: $362,904,631)		362,904,631

TOTAL INVESTMENTS IN SECURITIES – 100.70% (Cost: $36,764,526,549)		38,206,460,498

Other Assets, Less Liabilities – (0.70)%		(264,960,277)

NET ASSETS – 100.00%		$37,941,500,221

FDR – Fiduciary Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

a	All or a portion of this security represents a security on loan. See Note 5.
b	Non-income earning security.
c	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
d	Affiliated issuer. See Note 2.
e	The rate quoted is the annualized seven-day yield of the fund at period end.
f	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	21

Statement of Assets and Liabilities (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

January 31, 2011

ASSETS
Investments, at cost:
Unaffiliated issuers	$36,401,621,918
Affiliated issuers (Note 2)	362,904,631

Total cost of investments	$36,764,526,549

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$37,843,555,867
Affiliated issuers (Note 2)	362,904,631

Total fair value of investments	38,206,460,498
Foreign currencies, at value[b]	46,954,598
Receivables:
Dividends and interest	59,206,502
Other	35,108

Total Assets	38,312,656,706

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	360,258,535
Investment advisory fees (Note 2)	10,897,950

Total Liabilities	371,156,485

NET ASSETS	$37,941,500,221

Net assets consist of:
Paid-in capital	$40,397,923,273
Distributions in excess of net investment income	(60,203,499)
Accumulated net realized loss	(3,843,189,192)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,446,969,639

NET ASSETS	$37,941,500,221

Shares outstanding[c]	638,400,000

Net asset value per share	$59.43

[a]	Securities on loan with value of $341,373,709. See Note 5.
[b]	Cost of foreign currencies: $46,369,279.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

Six months ended January 31, 2011

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$349,508,717
Interest from affiliated issuers (Note 2)	8,458
Securities lending income from affiliated issuers (Note 2)	1,949,861

Total investment income	351,467,036

EXPENSES
Investment advisory fees (Note 2)	61,673,964

Total expenses	61,673,964

Net investment income	289,793,072

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(383,384,101)
In-kind redemptions	221,468,186
Foreign currency transactions	8,736,777

Net realized loss	(153,179,138)

Net change in unrealized appreciation/depreciation on:
Investments	5,050,800,094
Translation of assets and liabilities in foreign currencies	1,670,646

Net change in unrealized appreciation/depreciation	5,052,470,740

Net realized and unrealized gain	4,899,291,602

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,189,084,674

[a]	Net of foreign withholding tax of $20,854,947.

See notes to financial statements.

FINANCIAL STATEMENTS	23

Statements of Changes in Net Assets

iSHARES® MSCI EAFE INDEX FUND

	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$289,793,072	$850,333,477
Net realized loss	(153,179,138)	(551,538,171)
Net change in unrealized appreciation/depreciation	5,052,470,740	1,532,851,234

Net increase in net assets resulting from operations	5,189,084,674	1,831,646,540

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(341,322,635)	(874,829,750)

Total distributions to shareholders	(341,322,635)	(874,829,750)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	567,330,835	1,984,101,114
Cost of shares redeemed	(859,593,237)	(1,603,014,976)

Net increase (decrease) in net assets from capital share transactions	(292,262,402)	381,086,138

INCREASE IN NET ASSETS	4,555,499,637	1,337,902,928

NET ASSETS
Beginning of period	33,386,000,584	32,048,097,656

End of period	$37,941,500,221	$33,386,000,584

Distributions in excess of net investment income included in net assets at end of period	$(60,203,499)	$(8,673,936)

SHARES ISSUED AND REDEEMED
Shares sold	10,200,000	36,000,000
Shares redeemed	(16,800,000)	(30,600,000)

Net increase (decrease) in shares outstanding	(6,600,000)	5,400,000

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI EAFE INDEX FUND

(For a share outstanding throughout each period)

	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Year ended Jul. 31, 2006
Net asset value, beginning of period	$51.76	$50.11	$66.76	$79.60	$65.68	$54.00

Income from investment operations:
Net investment income[a]	0.45	1.33	1.45	2.32	1.85	1.70
Net realized and unrealized gain (loss)[b]	7.76	1.67	(16.61)	(11.85)	13.60	11.09

Total from investment operations	8.21	3.00	(15.16)	(9.53)	15.45	12.79

Less distributions from:
Net investment income	(0.54)	(1.35)	(1.49)	(3.31)	(1.53)	(1.11)

Total distributions	(0.54)	(1.35)	(1.49)	(3.31)	(1.53)	(1.11)

Net asset value, end of period	$59.43	$51.76	$50.11	$66.76	$79.60	$65.68

Total return	15.89%[c]	6.05%	(22.38)%	(12.35)%	23.75%	23.91%

Ratios/Supplemental data:
Net assets, end of period (000s)	$37,941,500	$33,386,001	$32,048,098	$40,697,376	$46,326,553	$29,320,817
Ratio of expenses to average net assets[d]	0.34%	0.35%	0.35%	0.34%	0.34%	0.35%
Ratio of net investment income to average net assets[d]	1.62%	2.50%	3.19%	3.07%	2.48%	2.77%
Portfolio turnover rate[e]	2%	5%	7%	12%	5%	7%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Not annualized.
[d]	Annualized for periods of less than one year.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	25

Notes to Financial Statements (Unaudited)

iSHARES® MSCI EAFE INDEX FUND

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Index Fund (the “Fund”).

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. The Fund is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Fund’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of the Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Fund does not adjust the quoted price for such instruments, even in situations where the Fund holds a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Fund in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Fund in the absence of market information. The fair value measurement of Level 3 Prices does

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of January 31, 2011. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

	Investments in Securities
	Level 1	Level 2	Level 3	Total
Common Stocks	$37,632,952,606	$—	$5,391	$37,632,957,997
Preferred Stocks	205,367,120	—	—	205,367,120
Rights	5,191,862	—	38,888	5,230,750
Short-Term Investments	362,904,631	—	—	362,904,631

	$38,206,416,219	$—	$44,279	$38,206,460,498

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are disclosed in its Statement of Operations. Foreign taxes payable as of January 31, 2011, if any, are reflected in the Fund’s Statement of Assets and Liabilities.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by the Fund. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

As of July 31, 2010, the tax year-end of the Fund, the Fund had tax basis net capital loss carryforwards of $17,452,072, $150,352, $587,985,426, and $1,597,347,728 expiring in 2012, 2013, 2017 and 2018, respectively. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

The Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of January 31, 2011, the cost of investments for federal income tax purposes was $37,509,362,321. Net unrealized appreciation was $697,098,177, of which $5,882,952,019 represented gross unrealized appreciation on securities and $5,185,853,842 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares Funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA, the Fund’s investment adviser. As securities lending agent, BTC receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees of $1,039,841.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statement of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011, aggregated $817,884,430 and $840,742,271, respectively.

In-kind transactions (see Note 4) for the six months ended January 31, 2011, aggregated $561,816,710 and $848,433,050, respectively.

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of the Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® MSCI EAFE INDEX FUND

5. LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, the Fund had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Fund’s Statement of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	31

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	33

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a monthly basis on the Fund’s website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-73-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P ALLOCATION SERIES

iSHARES® S&P TARGET DATE SERIES

JANUARY 31, 2011

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares S&P Conservative Allocation Fund  |  AOK  |  NYSE Arca

iShares S&P Moderate Allocation Fund  |  AOM  |  NYSE Arca

iShares S&P Growth Allocation Fund  |  AOR  |  NYSE Arca

iShares S&P Aggressive Allocation Fund  |  AOA  |  NYSE Arca

iShares S&P Target Date Retirement Income Index Fund  |  TGR  |  NYSE Arca

iShares S&P Target Date 2010 Index Fund  |  TZD  |  NYSE Arca

iShares S&P Target Date 2015 Index Fund  |  TZE  |  NYSE Arca

iShares S&P Target Date 2020 Index Fund  |  TZG  |  NYSE Arca

iShares S&P Target Date 2025 Index Fund  |  TZI  |  NYSE Arca

iShares S&P Target Date 2030 Index Fund  |  TZL  |  NYSE Arca

iShares S&P Target Date 2035 Index Fund  |  TZO  |  NYSE Arca

iShares S&P Target Date 2040 Index Fund  |  TZV  |  NYSE Arca

Fund Performance Overviews

iSHARES® S&P ALLOCATION SERIES

Performance as of January 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

iSHARES ALLOCATION FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Conservative	8.17%	8.13%	8.28%	8.14%	8.13%	8.25%	19.19%	19.18%	19.42%
S&P Moderate	10.48%	10.48%	10.58%	9.71%	9.72%	9.83%	23.11%	23.15%	23.36%
S&P Growth	14.80%	14.88%	14.93%	12.24%	12.25%	12.35%	29.57%	29.61%	29.80%
S&P Aggressive	22.08%	22.20%	22.26%	16.30%	16.31%	16.47%	40.34%	40.37%	40.70%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of its assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target risk profile of each Fund.

The iShares S&P Conservative Allocation Fund (the “Conservative Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Conservative Index (the “Conservative Allocation Index”). The Conservative Allocation Index measures the performance S&P’s proprietary allocation model, which is intended to represent a “conservative” target risk allocation strategy as defined by S&P. The Conservative Allocation Fund is designed for investors seeking current income, capital preservation and avoidance of excessive volatility of returns. For the six-month period ended January 31, 2011, the total return for the Conservative Allocation Fund was 4.72%, while the total return for the Conservative Allocation Index was 4.78%.

The iShares S&P Moderate Allocation Fund (the “Moderate Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Moderate Index (the “Moderate Allocation Index”). The Moderate Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “moderate” target risk allocation strategy as defined by S&P. The Moderate Allocation Fund is designed for investors seeking current income, some capital preservation and an opportunity for moderate to low capital appreciation. For the six-month period ended January 31, 2011, the total return for the Moderate Allocation Fund was 7.00%, while the total return for the Moderate Allocation Index was 7.03%.

The iShares S&P Growth Allocation Fund (the “Growth Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Growth Index (the “Growth Allocation Index”). The Growth Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent a “growth” target risk allocation strategy as defined by S&P. The Growth Allocation Fund is designed for investors seeking moderate capital appreciation and some opportunity for current income and capital preservation. For the six-month period ended January 31, 2011, the total return for the Growth Allocation Fund was 10.63%, while the total return for the Growth Allocation Index was 10.67%.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overviews (Continued)

iSHARES® S&P ALLOCATION SERIES

The iShares S&P Aggressive Allocation Fund (the “Aggressive Allocation Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Risk Aggressive Index (the “Aggressive Allocation Index”). The Aggressive Allocation Index measures the performance of S&P’s proprietary allocation model, which is intended to represent an “aggressive” target risk allocation strategy as defined by S&P. The Aggressive Allocation Fund is designed for investors seeking long-term capital appreciation. For the six-month period ended January 31, 2011, the total return for the Aggressive Allocation Fund was 16.32%, while the total return for the Aggressive Allocation Index was 16.40%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

UNDERLYING FUND ALLOCATION WEIGHTS*

(as of January 31, 2011)

Underlying Funds	Conservative Allocation Fund	Moderate Allocation Fund	Growth Allocation Fund	Aggressive Allocation Fund
Domestic Equity
iShares S&P 500 Index Fund	13.35%	17.65%	28.44%	37.19%
iShares S&P MidCap 400 Index Fund	3.01%	4.01%	10.71%	22.09%
iShares S&P SmallCap 600 Index Fund	1.00%	2.01%	5.03%	8.05%
Total Domestic Equity	17.36%	23.67%	44.18%	67.33%

International Equity
iShares MSCI EAFE Index Fund	2.57%	10.47%	12.05%	15.60%
iShares MSCI Emerging Markets Index Fund	0.98%	1.96%	1.96%	2.93%
Total International Equity	3.55%	12.43%	14.01%	18.53%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	25.00%	21.75%	17.68%	5.01%
iShares Barclays Short Treasury Bond Fund	30.97%	23.99%	10.00%	–
iShares Barclays TIPS Bond Fund	17.07%	12.07%	9.05%	4.02%
iShares iBoxx $ High Yield Corporate Bond Fund	5.02%	4.02%	3.01%	2.01%
Total Domestic Fixed Income	78.06%	61.83%	39.74%	11.04%

Other
iShares S&P GSCI Commodity-Indexed Trust	1.03%	2.07%	2.07%	3.10%
Total Other	1.03%	2.07%	2.07%	3.10%

Fund Total	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2011, and will vary over time. Holdings are subject to change.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews

iSHARES® S&P TARGET DATE SERIES

Performance as of January 31, 2011

	Average Annual Total Returns						Cumulative Total Returns

	Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
S&P Target Date Retirement Income	10.49%	10.60%	10.63%	9.97%	9.99%	10.12%	23.76%	23.82%	24.09%
S&P Target Date 2010	12.99%	13.03%	13.14%	11.53%	11.52%	11.69%	27.73%	27.73%	28.07%
S&P Target Date 2015	15.15%	15.11%	15.30%	12.79%	12.78%	12.97%	31.01%	30.97%	31.38%
S&P Target Date 2020	16.96%	17.00%	17.14%	13.78%	13.80%	13.96%	33.61%	33.65%	34.00%
S&P Target Date 2025	18.52%	18.48%	18.64%	14.55%	14.53%	14.72%	35.62%	35.58%	36.00%
S&P Target Date 2030	19.66%	19.74%	19.83%	14.97%	14.97%	15.18%	36.76%	36.75%	37.21%
S&P Target Date 2035	20.55%	20.55%	20.69%	15.27%	15.27%	15.47%	37.57%	37.56%	37.99%
S&P Target Date 2040	21.09%	21.17%	21.27%	15.46%	15.48%	15.67%	38.08%	38.12%	38.52%

Total returns for the period since inception are calculated from the inception date of each Fund (11/4/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund, and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of each Fund are listed for trading, as of the time that such Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (11/7/08), the NAV of each Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Each Fund invests substantially all of its assets in other iShares Funds that, in turn, may invest in equities, bonds and/or short-term instruments. Each Fund generally invests in the same underlying iShares Funds but in differing proportions, with some exceptions, depending upon the target retirement horizon of each Fund.

The iShares S&P Target Date Retirement Income Index Fund (the “Retirement Income Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date Retirement Income Index (the “Retirement Income Index”). The Retirement Income Index seeks to represent asset allocations which reflect an immediate retirement horizon. For the six-month period ended January 31, 2011, the total return for the Retirement Income Fund was 5.81%, while the total return for the Retirement Income Index was 5.89%.

The iShares S&P Target Date 2010 Index Fund (the “2010 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2010 Index (the “2010 Index”). The 2010 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2010. For the six-month period ended January 31, 2011, the total return for the 2010 Fund was 8.00%, while the total return for the 2010 Index was 8.06%.

The iShares S&P Target Date 2015 Index Fund (the “2015 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2015 Index (the “2015 Index”). The 2015 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2015. For the six-month period ended January 31, 2011, the total return for the 2015 Fund was 9.92%, while the total return for the 2015 Index was 9.99%.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

The iShares S&P Target Date 2020 Index Fund (the “2020 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2020 Index (the “2020 Index”). The 2020 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2020. For the six-month period ended January 31, 2011, the total return for the 2020 Fund was 11.58%, while the total return for the 2020 Index was 11.66%.

The iShares S&P Target Date 2025 Index Fund (the “2025 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2025 Index (the “2025 Index”). The 2025 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2025. For the six-month period ended January 31, 2011, the total return for the 2025 Fund was 12.99%, while the total return for the 2025 Index was 13.07%.

The iShares S&P Target Date 2030 Index Fund (the “2030 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2030 Index (the “2030 Index”). The 2030 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2030. For the six-month period ended January 31, 2011, the total return for the 2030 Fund was 14.13%, while the total return for the 2030 Index was 14.20%.

The iShares S&P Target Date 2035 Index Fund (the “2035 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2035 Index (the “2035 Index”). The 2035 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2035. For the six-month period ended January 31, 2011, the total return for the 2035 Fund was 15.00%, while the total return for the 2035 Index was 15.07%.

The iShares S&P Target Date 2040 Index Fund (the “2040 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Target Date 2040 Index (the “2040 Index”). The 2040 Index seeks to represent asset allocations for investors with a target retirement horizon on or around 2040. For the six-month period ended January 31, 2011, the total return for the 2040 Fund was 15.59%, while the total return for the 2040 Index was 15.65%.

Each Fund invests in a representative sample of the securities included in its underlying index that collectively has an investment profile similar to that underlying index. Due to the representative sampling, each Fund may or may not hold all of the securities that are included in its underlying index.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overviews (Continued)

iSHARES® S&P TARGET DATE SERIES

UNDERLYING FUND ALLOCATION WEIGHTS*
(as of January 31, 2011)
Underlying Funds	Retirement Income Fund	2010 Fund	2015 Fund	2020 Fund	2025 Fund	2030 Fund	2035 Fund	2040 Fund
Domestic Equity
iShares S&P 500 Index Fund	19.78%	26.94%	33.18%	38.48%	42.81%	46.16%	48.53%	49.90%
iShares S&P MidCap 400 Index Fund	2.23%	3.23%	4.11%	4.86%	5.49%	5.98%	6.34%	6.57%
iShares S&P SmallCap 600 Index Fund	1.93%	3.15%	4.25%	5.22%	6.05%	6.74%	7.29%	7.71%
Total Domestic Equity	23.94%	33.32%	41.54%	48.56%	54.35%	58.88%	62.16%	64.18%

International Equity
iShares MSCI EAFE Index Fund	7.09%	9.58%	11.82%	13.78%	15.46%	16.87%	17.99%	18.82%
iShares MSCI Emerging Markets Index Fund	1.17%	1.61%	2.05%	2.50%	2.95%	3.41%	3.87%	4.33%
Total International Equity	8.26%	11.19%	13.87%	16.28%	18.41%	20.28%	21.86%	23.15%

Domestic Fixed Income
iShares Barclays Aggregate Bond Fund	45.15%	38.52%	32.36%	26.69%	21.53%	16.89%	12.79%	9.86%
iShares Barclays Short Treasury Bond Fund	12.78%	9.10%	6.08%	3.75%	2.12%	1.19%	0.96%	0.81%
iShares Barclays TIPS Bond Fund	8.55%	6.44%	4.61%	3.08%	1.85%	0.93%	0.31%	—
Total Domestic Fixed Income	66.48%	54.06%	43.05%	33.52%	25.50%	19.01%	14.06%	10.67%

Domestic Real Estate
iShares Cohen & Steers Realty Majors Index Fund	1.32%	1.43%	1.54%	1.64%	1.74%	1.83%	1.92%	2.00%
Total Domestic Real Estate	1.32%	1.43%	1.54%	1.64%	1.74%	1.83%	1.92%	2.00%

Fund Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

*	Calculated as a percentage of total long-term investments. The asset allocation presented for each Fund is as of January 31, 2011, and will vary over time. Holdings are subject to change.

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Allocation/Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (8/1/10 to 1/31/11)
S&P Conservative
Actual	$1,000.00	$1,047.20	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Moderate
Actual	1,000.00	1,070.00	0.11	0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Growth
Actual	1,000.00	1,106.30	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Aggressive
Actual	1,000.00	1,163.20	0.11	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Allocation/Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio[a]	Expenses Paid During Period[a,b] (8/1/10 to 1/31/11)
S&P Target Date Retirement Income
Actual	$1,000.00	$1,058.10	0.11%	$0.57
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2010
Actual	1,000.00	1,080.00	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2015
Actual	1,000.00	1,099.20	0.11	0.58
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2020
Actual	1,000.00	1,115.80	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2025
Actual	1,000.00	1,129.90	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2030
Actual	1,000.00	1,141.30	0.11	0.59
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2035
Actual	1,000.00	1,150.00	0.11	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56
S&P Target Date 2040
Actual	1,000.00	1,155.90	0.11	0.60
Hypothetical (5% return before expenses)	1,000.00	1,024.70	0.11	0.56

[a]	Annualized expense ratios and expenses paid during the period do not include fees and expenses of the Underlying Funds in which each Fund invests.
[b]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	11

Schedule of Investments (Unaudited)

iSHARES® S&P CONSERVATIVE ALLOCATION FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.88%

DOMESTIC FIXED INCOME – 77.97%
iShares Barclays Aggregate Bond Fund	109,400	$11,559,204
iShares Barclays Short Treasury Bond Fund	129,908	14,318,461
iShares Barclays TIPS Bond Fund	73,432	7,896,877
iShares iBoxx $ High Yield Corporate Bond Fund	25,270	2,319,281

		36,093,823

DOMESTIC EQUITY – 17.34%
iShares S&P 500 Index Fund	47,789	6,171,949
iShares S&P MidCap 400 Index Fund	15,060	1,390,490
iShares S&P SmallCap 600 Index Fund	6,777	464,563

		8,027,002

INTERNATIONAL EQUITY – 3.54%
iShares MSCI EAFE Index Fund	19,981	1,187,671
iShares MSCI Emerging Markets Index Fund[a]	9,861	451,732

		1,639,403

OTHER – 1.03%
iShares S&P GSCI Commodity-Indexed Trust[b]	13,589	477,789

		477,789

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $44,578,346)		46,238,017

SHORT-TERM INVESTMENTS – 1.88%

MONEY MARKET FUNDS – 1.88%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d]	725,770	725,770
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[c,d]	103,492	103,492

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c]	39,362	$39,362

		868,624

TOTAL SHORT-TERM INVESTMENTS
(Cost: $868,624)		868,624

TOTAL INVESTMENTS IN SECURITIES – 101.76%
(Cost: $45,446,970)		47,106,641

Other Assets, Less Liabilities – (1.76)%		(815,278)

NET ASSETS – 100.00%		$46,291,363

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P MODERATE ALLOCATION FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.91%

DOMESTIC FIXED INCOME – 61.77%
iShares Barclays Aggregate Bond Fund	164,188	$17,348,104
iShares Barclays Short Treasury Bond Fund	173,635	19,138,050
iShares Barclays TIPS Bond Fund	89,488	9,623,539
iShares iBoxx $ High Yield Corporate Bond Fund	34,902	3,203,306

		49,312,999

DOMESTIC EQUITY – 23.65%
iShares S&P 500 Index Fund	108,994	14,076,575
iShares S&P MidCap 400 Index Fund	34,667	3,200,804
iShares S&P SmallCap 600 Index Fund	23,398	1,603,933

		18,881,312

INTERNATIONAL EQUITY – 12.42%
iShares MSCI EAFE Index Fund	140,539	8,353,638
iShares MSCI Emerging Markets Index Fund[a]	34,049	1,559,785

		9,913,423

OTHER – 2.07%
iShares S&P GSCI Commodity-Indexed Trust[b]	46,921	1,649,742

		1,649,742

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $74,899,686)		79,757,476

SHORT-TERM INVESTMENTS – 3.41%

MONEY MARKET FUNDS – 3.41%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d]	2,272,597	2,272,597
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[c,d]	324,063	324,063

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c]	130,539	$130,539

		2,727,199

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,727,199)		2,727,199

TOTAL INVESTMENTS IN SECURITIES – 103.32%
(Cost: $77,626,885)		82,484,675

Other Assets, Less Liabilities – (3.32)%		(2,652,514)

NET ASSETS – 100.00%		$79,832,161

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Schedule of Investments (Unaudited)

iSHARES® S&P GROWTH ALLOCATION FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 44.15%
iShares S&P 500 Index Fund	213,643	$27,591,993
iShares S&P MidCap 400 Index Fund	112,508	10,387,864
iShares S&P SmallCap 600 Index Fund	71,173	4,878,909

		42,858,766

DOMESTIC FIXED INCOME – 39.73%
iShares Barclays Aggregate Bond Fund	162,335	17,152,316
iShares Barclays Short Treasury Bond Fund	88,027	9,702,336
iShares Barclays TIPS Bond Fund	81,662	8,781,932
iShares iBoxx $ High Yield Corporate Bond Fund	31,849	2,923,101

		38,559,685

INTERNATIONAL EQUITY – 13.99%
iShares MSCI EAFE Index Fund	196,589	11,685,250
iShares MSCI Emerging Markets Index Fund[a]	41,428	1,897,817

		13,583,067

OTHER – 2.07%
iShares S&P GSCI Commodity- Indexed Trust[b]	57,090	2,007,284

		2,007,284

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $88,550,740)		97,008,802

SHORT-TERM INVESTMENTS – 1.55%

MONEY MARKET FUNDS – 1.55%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d]	1,190,782	1,190,782
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[c,d]	169,801	169,801

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c]	139,971	$139,971

		1,500,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,500,554)		1,500,554

TOTAL INVESTMENTS IN SECURITIES – 101.49% (Cost: $90,051,294)		98,509,356

Other Assets, Less Liabilities – (1.49)%		(1,445,243)

NET ASSETS – 100.00%		$97,064,113

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P AGGRESSIVE ALLOCATION FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 67.28%
iShares S&P 500 Index Fund	184,841	$23,872,215
iShares S&P MidCap 400 Index Fund	153,575	14,179,580
iShares S&P SmallCap 600 Index Fund	75,387	5,167,779

		43,219,574

INTERNATIONAL EQUITY – 18.52%
iShares MSCI EAFE Index Fund	168,437	10,011,895
iShares MSCI Emerging Markets Index Fund[a]	41,138	1,884,532

		11,896,427

DOMESTIC FIXED INCOME – 11.04%
iShares Barclays Aggregate Bond Fund	30,426	3,214,811
iShares Barclays TIPS Bond Fund	24,027	2,583,863
iShares iBoxx $ High Yield Corporate Bond Fund	14,056	1,290,060

		7,088,734

OTHER – 3.10%
iShares S&P GSCI Commodity- Indexed Trust[b]	56,689	1,993,185

		1,993,185

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $55,693,307)		64,197,920

SHORT-TERM INVESTMENTS – 9.07%

MONEY MARKET FUNDS – 9.07%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[c,d]	5,056,918	5,056,918
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[c,d]	721,095	721,095
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c]	48,931	48,931

		5,826,944

TOTAL SHORT-TERM INVESTMENTS
(Cost: $5,826,944)		5,826,944

Value
TOTAL INVESTMENTS IN SECURITIES – 109.01% (Cost: $61,520,251)	$70,024,864

Other Assets, Less Liabilities – (9.01)%	(5,789,870)

NET ASSETS – 100.00%	$64,234,994

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE RETIREMENT INCOME INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC FIXED INCOME – 66.43%
iShares Barclays Aggregate Bond Fund	25,497	$2,694,013
iShares Barclays Short Treasury Bond Fund	6,917	762,392
iShares Barclays TIPS Bond Fund	4,744	510,170

		3,966,575

DOMESTIC EQUITY – 25.24%
iShares Cohen & Steers Realty Majors Index Fund	1,148	78,638
iShares S&P 500 Index Fund	9,138	1,180,173
iShares S&P MidCap 400 Index Fund	1,441	133,047
iShares S&P SmallCap 600 Index Fund	1,678	115,027

		1,506,885

INTERNATIONAL EQUITY – 8.25%
iShares MSCI EAFE Index Fund	7,115	422,915
iShares MSCI Emerging Markets Index Fund[a]	1,523	69,769

		492,684

TOTAL EXCHANGE-TRADED FUNDS (Cost: $5,862,960)		5,966,144

SHORT-TERM INVESTMENTS – 1.22%

MONEY MARKET FUNDS – 1.22%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	59,826	59,826
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	8,531	8,531
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	4,701	4,701

		73,058

TOTAL SHORT-TERM INVESTMENTS (Cost: $73,058)		73,058

Value
TOTAL INVESTMENTS IN SECURITIES – 101.14% (Cost: $5,936,018)	$6,039,202

Other Assets, Less Liabilities – (1.14)%	(68,369)

NET ASSETS – 100.00%	$5,970,833

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2010 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.93%

DOMESTIC FIXED INCOME – 54.02%
iShares Barclays Aggregate Bond Fund	17,013	$1,797,594
iShares Barclays Short Treasury Bond Fund	3,850	424,347
iShares Barclays TIPS Bond Fund	2,793	300,359

		2,522,300

DOMESTIC EQUITY – 34.73%
iShares Cohen & Steers Realty Majors Index Fund	975	66,788
iShares S&P 500 Index Fund	9,734	1,257,146
iShares S&P MidCap 400 Index Fund	1,633	150,775
iShares S&P SmallCap 600 Index Fund	2,146	147,108

		1,621,817

INTERNATIONAL EQUITY – 11.18%
iShares MSCI EAFE Index Fund	7,524	447,226
iShares MSCI Emerging Markets Index Fund[a]	1,637	74,991

		522,217

TOTAL EXCHANGE-TRADED FUNDS (Cost: $4,519,565)		4,666,334

SHORT-TERM INVESTMENTS – 1.79%

MONEY MARKET FUNDS – 1.79%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	65,696	65,696
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	9,368	9,368
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	8,424	8,424

		83,488

TOTAL SHORT-TERM INVESTMENTS
(Cost: $83,488)		83,488

Value
TOTAL INVESTMENTS IN SECURITIES – 101.72% (Cost: $4,603,053)	$4,749,822

Other Assets, Less Liabilities – (1.72)%	(80,331)

NET ASSETS – 100.00%	$4,669,491

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2015 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC EQUITY – 43.05%
iShares Cohen & Steers Realty Majors Index Fund	2,544	$174,264
iShares S&P 500 Index Fund	29,070	3,754,391
iShares S&P MidCap 400 Index Fund	5,036	464,974
iShares S&P SmallCap 600 Index Fund	7,013	480,741

		4,874,370

DOMESTIC FIXED INCOME – 43.02%
iShares Barclays Aggregate Bond Fund	34,654	3,661,542
iShares Barclays Short Treasury Bond Fund	6,243	688,103
iShares Barclays TIPS Bond Fund	4,852	521,784

		4,871,429

INTERNATIONAL EQUITY – 13.85%
iShares MSCI EAFE Index Fund	22,493	1,336,984
iShares MSCI Emerging Markets Index Fund[a]	5,066	232,074

		1,569,058

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,779,529)		11,314,857

SHORT-TERM INVESTMENTS – 2.13%

MONEY MARKET FUNDS – 2.13%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	203,078	203,078
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	28,958	28,958
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	8,679	8,679

		240,715

TOTAL SHORT-TERM INVESTMENTS
(Cost: $240,715)		240,715

Value
TOTAL INVESTMENTS IN SECURITIES – 102.05% (Cost: $11,020,244)	$11,555,572

Other Assets, Less Liabilities – (2.05)%	(232,260)

NET ASSETS – 100.00%	$11,323,312

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2020 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.92%

DOMESTIC EQUITY – 50.16%
iShares Cohen & Steers Realty Majors Index Fund	2,772	$189,882
iShares S&P 500 Index Fund	34,428	4,446,376
iShares S&P MidCap 400 Index Fund	6,085	561,828
iShares S&P SmallCap 600 Index Fund	8,790	602,555

		5,800,641

DOMESTIC FIXED INCOME – 33.50%
iShares Barclays Aggregate Bond Fund	29,193	3,084,532
iShares Barclays Short Treasury Bond Fund	3,934	433,606
iShares Barclays TIPS Bond Fund	3,311	356,065

		3,874,203

INTERNATIONAL EQUITY – 16.26%
iShares MSCI EAFE Index Fund	26,788	1,592,279
iShares MSCI Emerging Markets Index Fund	6,308	288,969

		1,881,248

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,648,216)		11,556,092

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[a]	9,193	9,193

		9,193

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,193)		9,193

TOTAL INVESTMENTS IN SECURITIES – 100.00% (Cost: $10,657,409)		11,565,285

Other Assets, Less Liabilities – (0.00)%		(455)

NET ASSETS – 100.00%		$11,564,830

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2025 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 56.04%
iShares Cohen & Steers Realty Majors Index Fund	2,988	$204,678
iShares S&P 500 Index Fund	38,960	5,031,684
iShares S&P MidCap 400 Index Fund	6,984	644,833
iShares S&P SmallCap 600 Index Fund	10,365	710,521

		6,591,716

DOMESTIC FIXED INCOME – 25.49%
iShares Barclays Aggregate Bond Fund	23,953	2,530,874
iShares Barclays Short Treasury Bond Fund	2,259	248,987
iShares Barclays TIPS Bond Fund	2,023	217,553

		2,997,414

INTERNATIONAL EQUITY – 18.41%
iShares MSCI EAFE Index Fund	30,581	1,817,735
iShares MSCI Emerging Markets Index Fund[a]	7,581	347,285

		2,165,020

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $10,851,184)		11,754,150

SHORT-TERM INVESTMENTS – 3.04%

MONEY MARKET FUNDS – 3.04%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	302,654	302,654
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	43,157	43,157
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	12,105	12,105

		357,916

TOTAL SHORT-TERM INVESTMENTS
(Cost: $357,916)		357,916

Value
TOTAL INVESTMENTS IN SECURITIES – 102.98% (Cost: $11,209,100)	$12,112,066

Other Assets, Less Liabilities – (2.98)%	(350,269)

NET ASSETS – 100.00%	$11,761,797

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2030 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.94%

DOMESTIC EQUITY – 60.68%
iShares Cohen & Steers Realty Majors Index Fund	2,726	$186,731
iShares S&P 500 Index Fund	36,390	4,699,768
iShares S&P MidCap 400 Index Fund	6,594	608,824
iShares S&P SmallCap 600 Index Fund	10,009	686,117

		6,181,440

INTERNATIONAL EQUITY – 20.27%
iShares MSCI EAFE Index Fund	28,894	1,717,459
iShares MSCI Emerging Markets Index Fund	7,584	347,423

		2,064,882

DOMESTIC FIXED INCOME – 18.99%
iShares Barclays Aggregate Bond Fund	16,279	1,720,039
iShares Barclays Short Treasury Bond Fund	1,095	120,691
iShares Barclays TIPS Bond Fund	877	94,313

		1,935,043

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $9,095,931)		10,181,365

SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[a]	8,973	8,973

		8,973

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,973)		8,973

TOTAL INVESTMENTS IN SECURITIES – 100.03% (Cost: $9,104,904)		10,190,338

Other Assets, Less Liabilities – (0.03)%		(2,512)

NET ASSETS – 100.00%		$10,187,826

[a]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2035 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.95%

DOMESTIC EQUITY – 64.05%
iShares Cohen & Steers Realty Majors Index Fund	1,432	$98,092
iShares S&P 500 Index Fund	19,186	2,477,872
iShares S&P MidCap 400 Index Fund	3,507	323,802
iShares S&P SmallCap 600 Index Fund	5,433	372,432

		3,272,198

INTERNATIONAL EQUITY – 21.85%
iShares MSCI EAFE Index Fund	15,452	918,467
iShares MSCI Emerging Markets Index Fund[a]	4,316	197,716

		1,116,183

DOMESTIC FIXED INCOME – 14.05%
iShares Barclays Aggregate Bond Fund	6,182	653,190
iShares Barclays Short Treasury Bond Fund	444	48,938
iShares Barclays TIPS Bond Fund	147	15,808

		717,936

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $4,827,399)		5,106,317

SHORT-TERM INVESTMENTS – 3.90%

MONEY MARKET FUNDS – 3.90%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	171,951	171,951
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	24,519	24,519
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	2,861	2,861

		199,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,331)		199,331

Value
TOTAL INVESTMENTS IN SECURITIES – 103.85% (Cost: $5,026,730)	$5,305,648

Other Assets, Less Liabilities – (3.85)%	(196,852)

NET ASSETS – 100.00%	$5,108,796

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® S&P TARGET DATE 2040 INDEX FUND

January 31, 2011

Security	Shares	Value
EXCHANGE-TRADED FUNDS – 99.95%

DOMESTIC EQUITY – 66.15%
iShares Cohen & Steers Realty Majors Index Fund	3,515	$240,777
iShares S&P 500 Index Fund	46,484	6,003,409
iShares S&P MidCap 400 Index Fund	8,561	790,437
iShares S&P SmallCap 600 Index Fund	13,529	927,413

		7,962,036

INTERNATIONAL EQUITY – 23.14%
iShares MSCI EAFE Index Fund	38,087	2,263,891
iShares MSCI Emerging Markets Index Fund[a]	11,379	521,272

		2,785,163

DOMESTIC FIXED INCOME – 10.66%
iShares Barclays Aggregate Bond Fund	11,230	1,186,562
iShares Barclays Short Treasury Bond Fund	878	96,773

		1,283,335

TOTAL EXCHANGE-TRADED FUNDS
(Cost: $11,070,636)		12,030,534

SHORT-TERM INVESTMENTS – 4.36%

MONEY MARKET FUNDS – 4.36%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[b,c]	453,030	453,030
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[b,c]	64,600	64,600
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[b]	6,751	6,751

		524,381

TOTAL SHORT-TERM INVESTMENTS
(Cost: $524,381)		524,381

Value
TOTAL INVESTMENTS IN SECURITIES – 104.31% (Cost: $11,595,017)	$12,554,915

Other Assets, Less Liabilities – (4.31)%	(518,331)

NET ASSETS – 100.00%	$12,036,584

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.
[c]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund
ASSETS
Investments, at cost:	$45,446,970	$77,626,885	$90,051,294

Investments in securities, at fair value (including securities on loana) (Note 1):	$47,106,641	$82,484,675	$98,509,356
Receivables:
Investment securities sold	2,779,853	4,896,792	6,193,527
Securities lending income (Note 5)	2,610	4,346	645
Capital shares sold	–	–	2,156
Capital shares redeemed	33,501	38,041	24,437

Total Assets	49,922,605	87,423,854	104,730,121

LIABILITIES
Payables:
Investment securities purchased	2,797,639	4,987,584	6,296,844
Collateral for securities on loan (Note 5)	829,262	2,596,660	1,360,583
Investment advisory fees (Note 2)	4,341	7,449	8,581

Total Liabilities	3,631,242	7,591,693	7,666,008

NET ASSETS	$46,291,363	$79,832,161	$97,064,113

Net assets consist of:
Paid-in capital	$43,313,569	$73,569,639	$87,213,627
Distributions in excess of net investment income	(29,858)	(19,491)	(27,550)
Undistributed net realized gain	1,347,981	1,424,223	1,419,974
Net unrealized appreciation	1,659,671	4,857,790	8,458,062

NET ASSETS	$46,291,363	$79,832,161	$97,064,113

Shares outstanding[b]	1,600,000	2,650,000	3,050,000

Net asset value per share	$28.93	$30.13	$31.82

[a]	Securities on loan with values of $812,588, $2,544,446 and $1,333,224, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund
ASSETS
Investments, at cost:	$61,520,251	$5,936,018	$4,603,053

Investments in securities, at fair value (including securities on loana) (Note 1):	$70,024,864	$6,039,202	$4,749,822
Receivables:
Investment securities sold	6,011,614	35,208	29,708
Securities lending income (Note 5)	569	116	25
Capital shares redeemed	7,860	–	–

Total Assets	76,044,907	6,074,526	4,779,555

LIABILITIES
Payables:
Investment securities purchased	6,026,116	34,869	34,551
Collateral for securities on loan (Note 5)	5,778,013	68,357	75,064
Investment advisory fees (Note 2)	5,784	467	449

Total Liabilities	11,809,913	103,693	110,064

NET ASSETS	$64,234,994	$5,970,833	$4,669,491

Net assets consist of:
Paid-in capital	$53,344,973	$5,665,539	$4,414,076
Distributions in excess of net investment income	(7,303)	(4,292)	(4,043)
Undistributed net realized gain	2,392,711	206,402	112,689
Net unrealized appreciation	8,504,613	103,184	146,769

NET ASSETS	$64,234,994	$5,970,833	$4,669,491

Shares outstanding[b]	1,850,000	200,000	150,000

Net asset value per share	$34.72	$29.85	$31.13

[a]	Securities on loan with values of $5,661,828, $66,983 and $73,554, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	25

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund
ASSETS
Investments, at cost:	$11,020,244	$10,657,409	$11,209,100

Investments in securities, at fair value (including securities on loana) (Note 1):	$11,555,572	$11,565,285	$12,112,066
Receivables:
Investment securities sold	81,415	83,149	79,533
Securities lending income (Note 5)	151	–	74

Total Assets	11,637,138	11,648,434	12,191,673

LIABILITIES
Payables:
Investment securities purchased	80,803	82,527	82,956
Collateral for securities on loan (Note 5)	232,036	–	345,811
Investment advisory fees (Note 2)	987	1,077	1,109

Total Liabilities	313,826	83,604	429,876

NET ASSETS	$11,323,312	$11,564,830	$11,761,797

Net assets consist of:
Paid-in capital	$10,831,125	$10,502,219	$10,556,242
Distributions in excess of net investment income	(6,936)	(4,961)	(6,034)
Undistributed net realized gain (accumulated net realized loss)	(36,205)	159,696	308,623
Net unrealized appreciation	535,328	907,876	902,966

NET ASSETS	$11,323,312	$11,564,830	$11,761,797

Shares outstanding[b]	350,000	350,000	350,000

Net asset value per share	$32.35	$33.04	$33.61

[a]	Securities on loan with values of $227,370, $ – and $338,858, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund
ASSETS
Investments, at cost:	$9,104,904	$5,026,730	$11,595,017

Investments in securities, at fair value (including securities on loana) (Note 1):	$10,190,338	$5,305,648	$12,554,915
Receivables:
Investment securities sold	66,541	32,500	73,867
Securities lending income (Note 5)	–	16	91

Total Assets	10,256,879	5,338,164	12,628,873

LIABILITIES
Payables:
Investment securities purchased	68,105	32,408	73,585
Collateral for securities on loan (Note 5)	–	196,470	517,630
Investment advisory fees (Note 2)	948	490	1,074

Total Liabilities	69,053	229,368	592,289

NET ASSETS	$10,187,826	$5,108,796	$12,036,584

Net assets consist of:
Paid-in capital	$9,175,048	$4,694,710	$10,574,720
Distributions in excess of net investment income	(4,475)	(1,800)	(3,098)
Undistributed net realized gain (accumulated net realized loss)	(68,181)	136,968	505,064
Net unrealized appreciation	1,085,434	278,918	959,898

NET ASSETS	$10,187,826	$5,108,796	$12,036,584

Shares outstanding[b]	300,000	150,000	350,000

Net asset value per share	$33.96	$34.06	$34.39

[a]	Securities on loan with values of $ –, $192,519 and $507,221, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	27

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P Conservative Allocation Fund	iShares S&P Moderate Allocation Fund	iShares S&P Growth Allocation Fund
NET INVESTMENT INCOME
Dividends from Underlying Funds	$378,587	$619,779	$689,862
Interest	26	58	58
Securities lending income	6,683	12,424	7,503

Total investment income	385,296	632,261	697,423

EXPENSES
Investment advisory fees (Note 2)	56,485	86,399	90,520

Total expenses	56,485	86,399	90,520
Less investment advisory fees waived (Note 2)	(31,631)	(48,383)	(50,691)

Net expenses	24,854	38,016	39,829

Net investment income	360,442	594,245	657,594

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(37,945)	(51,056)	(118,092)
In-kind redemptions	1,428,351	1,558,243	1,749,875
Realized gain distributions from Underlying Funds	27,795	37,536	33,747

Net realized gain	1,418,201	1,544,723	1,665,530

Net change in unrealized appreciation/depreciation	219,950	2,476,769	4,576,606

Net realized and unrealized gain	1,638,151	4,021,492	6,242,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,998,593	$4,615,737	$6,899,730

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P Aggressive Allocation Fund	iShares S&P Target Date Retirement Income Index Fund	iShares S&P Target Date 2010 Index Fund
NET INVESTMENT INCOME
Dividends from Underlying Funds	$468,570	$71,627	$49,295
Interest	29	5	4
Securities lending income	2,721	147	51

Total investment income	471,320	71,779	49,350

EXPENSES
Investment advisory fees (Note 2)	64,404	7,870	5,424

Total expenses	64,404	7,870	5,424
Less investment advisory fees waived (Note 2)	(36,066)	(4,407)	(3,037)

Net expenses	28,338	3,463	2,387

Net investment income	442,982	68,316	46,963

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(16,254)	(4,840)	(5,959)
In-kind redemptions	2,620,698	219,649	122,783
Realized gain distributions from Underlying Funds	5,928	4,828	4,302

Net realized gain	2,610,372	219,637	121,126

Net change in unrealized appreciation/depreciation	4,509,503	93,019	174,268

Net realized and unrealized gain	7,119,875	312,656	295,394

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,562,857	$380,972	$342,357

See notes to financial statements.

FINANCIAL STATEMENTS	29

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P Target Date 2015 Index Fund	iShares S&P Target Date 2020 Index Fund	iShares S&P Target Date 2025 Index Fund
NET INVESTMENT INCOME
Dividends from Underlying Funds	$90,316	$116,997	$113,598
Interest	6	9	8
Securities lending income	292	6	256

Total investment income	90,614	117,012	113,862

EXPENSES
Investment advisory fees (Note 2)	10,125	13,423	12,654

Total expenses	10,125	13,423	12,654
Less investment advisory fees waived (Note 2)	(5,670)	(7,517)	(7,086)

Net expenses	4,455	5,906	5,568

Net investment income	86,159	111,106	108,294

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(17,363)	(6,902)	(651)
In-kind redemptions	–	193,790	325,373
Realized gain distributions from Underlying Funds	7,406	6,209	5,874

Net realized gain (loss)	(9,957)	193,097	330,596

Net change in unrealized appreciation/depreciation	607,101	879,326	777,651

Net realized and unrealized gain	597,144	1,072,423	1,108,247

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$683,303	$1,183,529	$1,216,541

See notes to financial statements.

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares S&P Target Date 2030 Index Fund	iShares S&P Target Date 2035 Index Fund	iShares S&P Target Date 2040 Index Fund
NET INVESTMENT INCOME
Dividends from Underlying Funds	$104,319	$49,875	$107,143
Interest	8	4	8
Securities lending income	32	116	257

Total investment income	104,359	49,995	107,408

EXPENSES
Investment advisory fees (Note 2)	12,181	5,672	13,528

Total expenses	12,181	5,672	13,528
Less investment advisory fees waived (Note 2)	(6,821)	(3,176)	(7,576)

Net expenses	5,360	2,496	5,952

Net investment income	98,999	47,499	101,456

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(20,727)	(11,698)	514
In-kind redemptions	–	187,580	544,067
Realized gain distributions from Underlying Funds	3,973	1,503	2,334

Net realized gain (loss)	(16,754)	177,385	546,915

Net change in unrealized appreciation/depreciation	1,198,851	417,253	898,916

Net realized and unrealized gain	1,182,097	594,638	1,445,831

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,281,096	$642,137	$1,547,287

See notes to financial statements.

FINANCIAL STATEMENTS	31

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Conservative Allocation Fund		iShares S&P Moderate Allocation Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$360,442	$529,528	$594,245	$838,618
Net realized gain	1,418,201	124,237	1,544,723	307,581
Net change in unrealized appreciation/depreciation	219,950	1,021,981	2,476,769	1,308,074

Net increase in net assets resulting from operations	1,998,593	1,675,746	4,615,737	2,454,273

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(390,300)	(540,550)	(658,251)	(812,848)
From net realized gain	–	–	–	(39)

Total distributions to shareholders	(390,300)	(540,550)	(658,251)	(812,887)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	11,491,351	30,141,125	23,636,732	39,419,061
Cost of shares redeemed	(7,217,481)	(1,376,151)	(6,025,238)	(1,388,135)

Net increase in net assets from capital share transactions	4,273,870	28,764,974	17,611,494	38,030,926

INCREASE IN NET ASSETS	5,882,163	29,900,170	21,568,980	39,672,312

NET ASSETS
Beginning of period	40,409,200	10,509,030	58,263,181	18,590,869

End of period	$46,291,363	$40,409,200	$79,832,161	$58,263,181

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(29,858)	$–	$(19,491)	$44,515

SHARES ISSUED AND REDEEMED
Shares sold	400,000	1,100,000	800,000	1,400,000
Shares redeemed	(250,000)	(50,000)	(200,000)	(50,000)

Net increase in shares outstanding	150,000	1,050,000	600,000	1,350,000

See notes to financial statements.

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Growth Allocation Fund		iShares S&P Aggressive Allocation Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$657,594	$982,348	$442,982	$647,922
Net realized gain	1,665,530	818,723	2,610,372	388,512
Net change in unrealized appreciation/depreciation	4,576,606	1,556,479	4,509,503	2,024,275

Net increase in net assets resulting from operations	6,899,730	3,357,550	7,562,857	3,060,709

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(724,013)	(963,545)	(453,922)	(651,447)

Total distributions to shareholders	(724,013)	(963,545)	(453,922)	(651,447)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	36,223,411	36,070,469	22,146,263	25,330,923
Cost of shares redeemed	(6,365,061)	(4,231,730)	(8,680,859)	(2,955,171)

Net increase in net assets from capital share transactions	29,858,350	31,838,739	13,465,404	22,375,752

INCREASE IN NET ASSETS	36,034,067	34,232,744	20,574,339	24,785,014

NET ASSETS
Beginning of period	61,030,046	26,797,302	43,660,655	18,875,641

End of period	$97,064,113	$61,030,046	$64,234,994	$43,660,655

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(27,550)	$38,869	$(7,303)	$3,637

SHARES ISSUED AND REDEEMED
Shares sold	1,150,000	1,250,000	650,000	850,000
Shares redeemed	(200,000)	(150,000)	(250,000)	(100,000)

Net increase in shares outstanding	950,000	1,100,000	400,000	750,000

See notes to financial statements.

FINANCIAL STATEMENTS	33

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date Retirement Income Index Fund		iShares S&P Target Date 2010 Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$68,316	$99,799	$46,963	$76,339
Net realized gain	219,637	253,745	121,126	295,805
Net change in unrealized appreciation/depreciation	93,019	(46,534)	174,268	(89,584)

Net increase in net assets resulting from operations	380,972	307,010	342,357	282,560

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(72,608)	(100,855)	(92,060)	(71,560)

Total distributions to shareholders	(72,608)	(100,855)	(92,060)	(71,560)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,936,866	8,515,283	3,022,743	4,377,532
Cost of shares redeemed	(4,411,990)	(4,245,774)	(1,543,616)	(4,359,204)

Net increase (decrease) in net assets from capital share transactions	(1,475,124)	4,269,509	1,479,127	18,328

INCREASE (DECREASE) IN NET ASSETS	(1,166,760)	4,475,664	1,729,424	229,328

NET ASSETS
Beginning of period	7,137,593	2,661,929	2,940,067	2,710,739

End of period	$5,970,833	$7,137,593	$4,669,491	$2,940,067

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,292)	$–	$(4,043)	$41,054

SHARES ISSUED AND REDEEMED
Shares sold	100,000	300,000	100,000	150,000
Shares redeemed	(150,000)	(150,000)	(50,000)	(150,000)

Net increase (decrease) in shares outstanding	(50,000)	150,000	50,000	–

See notes to financial statements.

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2015 Index Fund		iShares S&P Target Date 2020 Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$86,159	$106,462	$111,106	$137,452
Net realized gain (loss)	(9,957)	440,296	193,097	425,499
Net change in unrealized appreciation/depreciation	607,101	(144,633)	879,326	(38,678)

Net increase in net assets resulting from operations	683,303	402,125	1,183,529	524,273

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(155,594)	(79,675)	(201,118)	(87,372)

Total distributions to shareholders	(155,594)	(79,675)	(201,118)	(87,372)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,813,603	7,435,530	1,627,620	10,520,892
Cost of shares redeemed	–	(4,493,536)	(1,622,994)	(3,099,699)

Net increase in net assets from capital share transactions	4,813,603	2,941,994	4,626	7,421,193

INCREASE IN NET ASSETS	5,341,312	3,264,444	987,037	7,858,094

NET ASSETS
Beginning of period	5,982,000	2,717,556	10,577,793	2,719,699

End of period	$11,323,312	$5,982,000	$11,564,830	$10,577,793

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,936)	$62,499	$(4,961)	$85,051

SHARES ISSUED AND REDEEMED
Shares sold	150,000	250,000	50,000	350,000
Shares redeemed	–	(150,000)	(50,000)	(100,000)

Net increase in shares outstanding	150,000	100,000	–	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	35

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2025 Index Fund		iShares S&P Target Date 2030 Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$108,294	$135,161	$98,999	$132,281
Net realized gain (loss)	330,596	500,196	(16,754)	732,521
Net change in unrealized appreciation/depreciation	777,651	(47,589)	1,198,851	(271,422)

Net increase in net assets resulting from operations	1,216,541	587,768	1,281,096	593,380

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(192,395)	(112,813)	(179,675)	(103,007)

Total distributions to shareholders	(192,395)	(112,813)	(179,675)	(103,007)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,836,799	6,055,611	–	10,603,250
Cost of shares redeemed	(1,658,042)	(3,051,545)	–	(6,076,494)

Net increase in net assets from capital share transactions	3,178,757	3,004,066	–	4,526,756

INCREASE IN NET ASSETS	4,202,903	3,479,021	1,101,421	5,017,129

NET ASSETS
Beginning of period	7,558,894	4,079,873	9,086,405	4,069,276

End of period	$11,761,797	$7,558,894	$10,187,826	$9,086,405

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(6,034)	$78,067	$(4,475)	$76,201

SHARES ISSUED AND REDEEMED
Shares sold	150,000	200,000	–	350,000
Shares redeemed	(50,000)	(100,000)	–	(200,000)

Net increase in shares outstanding	100,000	100,000	–	150,000

See notes to financial statements.

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Target Date 2035 Index Fund		iShares S&P Target Date 2040 Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$47,499	$62,831	$101,456	$124,602
Net realized gain	177,385	487,189	546,915	262,286
Net change in unrealized appreciation/depreciation	417,253	(187,392)	898,916	10,405

Net increase in net assets resulting from operations	642,137	362,628	1,547,287	397,293

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(95,046)	(49,185)	(196,243)	(63,136)
From net realized gain	–	(13,903)	–	(5,416)

Total distributions to shareholders	(95,046)	(63,088)	(196,243)	(68,552)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,221,391	6,116,009	3,396,541	9,190,198
Cost of shares redeemed	(1,677,459)	(6,106,563)	(3,328,078)	(1,606,436)

Net increase in net assets from capital share transactions	1,543,932	9,446	68,463	7,583,762

INCREASE IN NET ASSETS	2,091,023	308,986	1,419,507	7,912,503

NET ASSETS
Beginning of period	3,017,773	2,708,787	10,617,077	2,704,574

End of period	$5,108,796	$3,017,773	$12,036,584	$10,617,077

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(1,800)	$45,747	$(3,098)	$91,689

SHARES ISSUED AND REDEEMED
Shares sold	100,000	200,000	100,000	300,000
Shares redeemed	(50,000)	(200,000)	(100,000)	(50,000)

Net increase in shares outstanding	50,000	–	–	250,000

See notes to financial statements.

FINANCIAL STATEMENTS	37

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Conservative Allocation Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$27.87	$26.27	$25.44

Income from investment operations:
Net investment income[b]	0.23	0.54	0.49
Net realized and unrealized gain[c]	1.08	1.64	0.77

Total from investment operations	1.31	2.18	1.26

Less distributions from:
Net investment income	(0.25)	(0.58)	(0.43)

Total distributions	(0.25)	(0.58)	(0.43)

Net asset value, end of period	$28.93	$27.87	$26.27

Total return	4.72%[d]	8.38%	5.03%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$46,291	$40,409	$10,509
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.60%	1.98%	2.65%
Portfolio turnover rate[g]	6%	8%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Moderate Allocation Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$28.42	$26.56	$25.60

Income from investment operations:
Net investment income[b]	0.25	0.58	0.52
Net realized and unrealized gain[c]	1.73	1.82	0.86

Total from investment operations	1.98	2.40	1.38

Less distributions from:
Net investment income	(0.27)	(0.54)	(0.42)

Total distributions	(0.27)	(0.54)	(0.42)

Net asset value, end of period	$30.13	$28.42	$26.56

Total return	7.00%[d]	9.08%	5.48%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$79,832	$58,263	$18,591
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.72%	2.06%	2.80%
Portfolio turnover rate[g]	8%	6%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	39

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Growth Allocation Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$29.06	$26.80	$25.79

Income from investment operations:
Net investment income[b]	0.28	0.63	0.58
Net realized and unrealized gain[c]	2.79	2.22	0.88

Total from investment operations	3.07	2.85	1.46

Less distributions from:
Net investment income	(0.31)	(0.59)	(0.45)

Total distributions	(0.31)	(0.59)	(0.45)

Net asset value, end of period	$31.82	$29.06	$26.80

Total return	10.63%[d]	10.68%	5.83%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$97,064	$61,030	$26,797
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.82%	2.18%	3.22%
Portfolio turnover rate[g]	9%	5%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Aggressive Allocation Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.11	$26.97	$25.96

Income from investment operations:
Net investment income[b]	0.28	0.56	0.59
Net realized and unrealized gain[c]	4.62	3.15	0.91

Total from investment operations	4.90	3.71	1.50

Less distributions from:
Net investment income	(0.29)	(0.57)	(0.49)

Total distributions	(0.29)	(0.57)	(0.49)

Net asset value, end of period	$34.72	$30.11	$26.97

Total return	16.32%[d]	13.78%	6.04%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$64,235	$43,661	$18,876
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.72%	1.89%	3.38%
Portfolio turnover rate[g]	12%	8%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	41

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date Retirement Income Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$28.55	$26.62	$25.58

Income from investment operations:
Net investment income[b]	0.32	0.67	0.53
Net realized and unrealized gain[c]	1.33	1.97	1.05

Total from investment operations	1.65	2.64	1.58

Less distributions from:
Net investment income	(0.35)	(0.71)	(0.54)

Total distributions	(0.35)	(0.71)	(0.54)

Net asset value, end of period	$29.85	$28.55	$26.62

Total return	5.81%[d]	10.03%	6.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,971	$7,138	$2,662
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.17%	2.39%	2.88%
Portfolio turnover rate[g]	7%	14%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2010 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$29.40	$27.11	$25.66

Income from investment operations:
Net investment income[b]	0.33	0.69	0.54
Net realized and unrealized gain[c]	2.01	2.32	1.09

Total from investment operations	2.34	3.01	1.63

Less distributions from:
Net investment income	(0.61)	(0.72)	(0.18)

Total distributions	(0.61)	(0.72)	(0.18)

Net asset value, end of period	$31.13	$29.40	$27.11

Total return	8.00%[d]	11.15%	6.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,669	$2,940	$2,711
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.16%	2.38%	2.94%
Portfolio turnover rate[g]	8%	11%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	43

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2015 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$29.91	$27.18	$25.74

Income from investment operations:
Net investment income[b]	0.34	0.70	0.54
Net realized and unrealized gain[c]	2.62	2.56	1.09

Total from investment operations	2.96	3.26	1.63

Less distributions from:
Net investment income	(0.52)	(0.53)	(0.19)

Total distributions	(0.52)	(0.53)	(0.19)

Net asset value, end of period	$32.35	$29.91	$27.18

Total return	9.92%[d]	12.04%	6.39%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,323	$5,982	$2,718
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.13%	2.40%	2.98%
Portfolio turnover rate[g]	11%	13%	17%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2020 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.22	$27.20	$25.81

Income from investment operations:
Net investment income[b]	0.33	0.66	0.54
Net realized and unrealized gain[c]	3.16	2.80	1.04

Total from investment operations	3.49	3.46	1.58

Less distributions from:
Net investment income	(0.67)	(0.44)	(0.19)

Total distributions	(0.67)	(0.44)	(0.19)

Net asset value, end of period	$33.04	$30.22	$27.20

Total return	11.58%[d]	12.73%	6.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,565	$10,578	$2,720
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.07%	2.22%	3.01%
Portfolio turnover rate[g]	8%	13%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2025 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.24	$27.20	$25.88

Income from investment operations:
Net investment income[b]	0.35	0.66	0.57
Net realized and unrealized gain[c]	3.57	2.94	0.95

Total from investment operations	3.92	3.60	1.52

Less distributions from:
Net investment income	(0.55)	(0.56)	(0.20)

Total distributions	(0.55)	(0.56)	(0.20)

Net asset value, end of period	$33.61	$30.24	$27.20

Total return	12.99%[d]	13.27%	5.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$11,762	$7,559	$4,080
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.14%	2.22%	3.22%
Portfolio turnover rate[g]	5%	9%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2030 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.29	$27.13	$25.94

Income from investment operations:
Net investment income[b]	0.33	0.64	0.54
Net realized and unrealized gain[c]	3.94	3.04	0.86

Total from investment operations	4.27	3.68	1.40

Less distributions from:
Net investment income	(0.60)	(0.52)	(0.21)

Total distributions	(0.60)	(0.52)	(0.21)

Net asset value, end of period	$33.96	$30.29	$27.13

Total return	14.13%[d]	13.56%	5.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,188	$9,086	$4,069
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.03%	2.15%	3.08%
Portfolio turnover rate[g]	12%	18%	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2035 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.18	$27.09	$25.98

Income from investment operations:
Net investment income[b]	0.34	0.59	0.52
Net realized and unrealized gain[c]	4.17	3.13	0.79

Total from investment operations	4.51	3.72	1.31

Less distributions from:
Net investment income	(0.63)	(0.63)	(0.20)

Total distributions	(0.63)	(0.63)	(0.20)

Net asset value, end of period	$34.06	$30.18	$27.09

Total return	15.00%[d]	13.74%	5.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,109	$3,018	$2,709
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	2.09%	1.99%	3.01%
Portfolio turnover rate[g]	8%	16%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Target Date 2040 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Period from Nov. 4, 2008[a] to Jul. 31, 2009
Net asset value, beginning of period	$30.33	$27.05	$26.00

Income from investment operations:
Net investment income[b]	0.31	0.68	0.51
Net realized and unrealized gain[c]	4.40	3.06	0.75

Total from investment operations	4.71	3.74	1.26

Less distributions from:
Net investment income	(0.65)	(0.46)	(0.21)

Total distributions	(0.65)	(0.46)	(0.21)

Net asset value, end of period	$34.39	$30.33	$27.05

Total return	15.59%[d]	13.82%	4.96%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,037	$10,617	$2,705
Ratio of expenses to average net assets[e,f]	0.11%	0.11%	0.11%
Ratio of expenses to average net assets prior to waived fees[e,f]	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets[f]	1.87%	2.26%	2.94%
Portfolio turnover rate[g]	4%	13%	10%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s investments in its Underlying Funds.

[d]	Not annualized.
[e]	The Fund indirectly bears its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund is invested. This ratio does not include these indirect fees and expenses.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Conservative Allocation, iShares S&P Moderate Allocation, iShares S&P Growth Allocation and iShares S&P Aggressive Allocation Funds (each, a “Fund”, collectively, the “iShares S&P Allocation Funds”), and the iShares S&P Target Date Retirement Income, iShares S&P Target Date 2010, iShares S&P Target Date 2015, iShares S&P Target Date 2020, iShares S&P Target Date 2025, iShares S&P Target Date 2030, iShares S&P Target Date 2035 and iShares S&P Target Date 2040 Index Funds (each, a “Fund”, collectively, the “iShares S&P Target Date Funds”).

The investment objective of each of the iShares S&P Allocation Funds and iShares S&P Target Date Funds is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of an S&P Target Risk Index or S&P Target Date Index, respectively (each, an “Underlying Index”). Each Underlying Index is comprised entirely of securities of iShares Funds (each, an “Underlying Fund”, collectively, the “Underlying Funds”) that themselves seek investment results that correspond generally to the price and yield performance, before fees and expenses, of their own respective underlying indexes. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective. Each Fund is an exchange-traded fund (“ETF”) fund of funds and seeks its investment objective by investing primarily in the affiliated Underlying Funds.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability,

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s Underlying Index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s Underlying Index.

As of January 31, 2011, the value of each of the Funds’ investments was classified as a Level 1 Price. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income and capital gain distributions from the Underlying Funds, if any, are recognized on the ex-dividend date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

Certain Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Allocation Fund	Expiring 2018	Total
S&P Growth	$14,626	$14,626
S&P Aggressive	18,094	18,094

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital and realized gains (losses) from in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Allocation/Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
S&P Conservative	$45,501,611	$1,660,240	$(55,210)	$1,605,030
S&P Moderate	77,788,127	4,859,068	(162,520)	4,696,548
S&P Growth	90,393,954	8,459,926	(344,524)	8,115,402
S&P Aggressive	61,755,069	8,505,789	(235,994)	8,269,795
S&P Target Date Retirement Income	5,940,609	135,972	(37,379)	98,593
S&P Target Date 2010	4,611,669	153,301	(15,148)	138,153
S&P Target Date 2015	11,030,551	546,225	(21,204)	525,021
S&P Target Date 2020	10,670,107	895,178	–	895,178
S&P Target Date 2025	11,220,235	903,025	(11,194)	891,831
S&P Target Date 2030	9,154,813	1,035,525	–	1,035,525
S&P Target Date 2035	5,059,368	282,759	(36,479)	246,280
S&P Target Date 2040	11,635,369	919,546	–	919,546

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to receive an annual investment advisory fee of 0.25% of the average daily net assets of each Fund. BFA has contractually agreed to waive a portion of the advisory fees it is entitled to receive from each Fund, in an amount equal to 0.14%, through June 30, 2012. After giving effect to the fee waiver, BFA will receive an annual advisory fee of 0.11% of the average daily net assets of each Fund. BFA also receives investment advisory fees from the Underlying Funds as a result of the Funds’ investments in the Underlying Funds.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Conservative	$3,652
S&P Moderate	6,697
S&P Growth	4,059
S&P Aggressive	1,465
S&P Target Date Retirement Income	79
S&P Target Date 2010	27

iShares Allocation/Index Fund	Securities Lending Agent Fees
S&P Target Date 2015	$157
S&P Target Date 2020	3
S&P Target Date 2025	138
S&P Target Date 2030	17
S&P Target Date 2035	63
S&P Target Date 2040	138

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares Allocation/Index Fund	Purchases	Sales
S&P Conservative	$2,797,640	$2,779,853
S&P Moderate	5,298,669	5,226,638
S&P Growth	6,606,977	6,522,839
S&P Aggressive	6,125,065	6,105,889
S&P Target Date Retirement Income	427,177	425,552
S&P Target Date 2010	353,490	391,983
S&P Target Date 2015	884,106	944,834
S&P Target Date 2020	833,831	918,788
S&P Target Date 2025	513,743	589,492
S&P Target Date 2030	1,129,438	1,201,514
S&P Target Date 2035	384,053	428,831
S&P Target Date 2040	417,287	505,601

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares Allocation/Index Fund	In-kind Purchases	In-kind Sales
S&P Conservative	$11,483,230	$7,246,945
S&P Moderate	23,601,044	6,063,279
S&P Growth	36,170,943	6,389,498
S&P Aggressive	22,131,384	8,688,719
S&P Target Date Retirement Income	2,934,590	4,408,804
S&P Target Date 2010	3,016,952	1,540,802
S&P Target Date 2015	4,808,697	–
S&P Target Date 2020	1,626,846	1,619,824
S&P Target Date 2025	4,829,875	1,654,403
S&P Target Date 2035	3,217,850	1,674,484
S&P Target Date 2040	3,394,396	3,323,456

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s Underlying Index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	55

Supplemental Information (Unaudited)

iSHARES® TRUST

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares Allocation/Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P Conservative	$0.24863	$–	$0.00209	$0.25072	99%	–%	1%		100%
S&P Moderate	0.27068	–	0.00202	0.27270	99	–	1		100
S&P Growth	0.30394	–	0.00288	0.30682	99	–	1		100
S&P Aggressive	0.28516	–	0.00392	0.28908	99	–	1		100
S&P Target Date Retirement Income	0.34809	–	0.00260	0.35069	99	–	1		100
S&P Target Date 2010	0.61103	–	0.00270	0.61373	100	–	0	[a]	100
S&P Target Date 2015	0.51608	–	0.00257	0.51865	100	–	0	[a]	100
S&P Target Date 2020	0.66694	–	0.00345	0.67039	99	–	1		100
S&P Target Date 2025	0.54667	–	0.00303	0.54970	99	–	1		100
S&P Target Date 2030	0.59559	–	0.00333	0.59892	99	–	1		100
S&P Target Date 2035	0.63034	–	0.00330	0.63364	99	–	1		100
S&P Target Date 2040	0.65053	–	0.00361	0.65414	99	–	1		100

[a]	Rounds to less than 1%.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	57

Notes:

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	59

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

Trading
iShares U.S. Credit Bond Funds	Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

Trading
iShares U.S. Securitized Bond Fund	Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-74-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

JANUARY 31, 2011

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares MSCI EAFE Growth Index Fund  |  EFG  |  NYSE Arca

iShares MSCI EAFE Value Index Fund  |  EFV  |  NYSE Arca

iShares MSCI EAFE Small Cap Index Fund  |  SCZ  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI EAFE GROWTH INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.19%	18.59%	17.53%	2.14%	2.08%	2.29%	5.06%	5.08%	5.22%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.19%	18.59%	17.53%	11.17%	10.84%	11.98%	31.21%	31.36%	32.26%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

The iShares MSCI EAFE Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Growth Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 16.12%, while the total return for the Index was 16.41%.

PORTFOLIO ALLOCATION
As of 1/31/11
Sector	Percentage of Net Assets
Consumer Non-Cyclical	23.87%

Industrial	19.60

Financial	15.22

Basic Materials	14.48

Consumer Cyclical	11.49

Energy	5.10

Technology	3.87

Communications	2.92

Utilities	1.82

Diversified	1.36

Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.38%

Nestle SA Registered (Switzerland)	3.32

BHP Billiton Ltd. (Australia)	2.61

Roche Holding AG Genusschein (Switzerland)	1.89

Rio Tinto PLC (United Kingdom)	1.75

BHP Billiton PLC (United Kingdom)	1.48

BG Group PLC (United Kingdom)	1.34

British American Tobacco PLC (United Kingdom)	1.30

Honda Motor Co. Ltd. (Japan)	1.22

Siemens AG Registered (Germany)	1.21

TOTAL	19.50%

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE VALUE INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.03%	14.43%	13.11%	0.96%	0.87%	1.06%	3.79%	3.80%	3.93%

Cumulative Total Returns

Year Ended 1/31/11			Five Years Ended 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
13.03%	14.43%	13.11%	4.90%	4.45%	5.44%	22.74%	22.76%	23.58%

Total returns for the period since inception are calculated from the inception date of the Fund (8/1/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/5/05), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

The iShares MSCI EAFE Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE® Value Index (the “Index”). The Index is a subset of the MSCI EAFE® Index and constituents of the Index include securities from Europe, Australasia and the Far East. The Index generally represents approximately 50% of the free float-adjusted market capitalization of the MSCI EAFE® Index and consists of those securities classified by MSCI Inc. as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 15.44%, while the total return for the Index was 15.69%.

PORTFOLIO ALLOCATION
As of 1/31/11
Sector	Percentage of Net Assets
Financial	35.43%

Communications	12.50

Energy	12.37

Consumer Non-Cyclical	10.32

Consumer Cyclical	8.00

Industrial	7.52

Utilities	7.42

Basic Materials	4.93

Technology	0.78

Diversified	0.58

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Vodafone Group PLC (United Kingdom)	2.59%

BP PLC (United Kingdom)	2.56

Royal Dutch Shell PLC Class A (United Kingdom)	2.19

Total SA (France)	2.17

Novartis AG Registered (Switzerland)	2.10

Toyota Motor Corp. (Japan)	2.00

Telefonica SA (Spain)	1.84

Banco Santander SA (Spain)	1.74

GlaxoSmithKline PLC (United Kingdom)	1.67

Royal Dutch Shell PLC Class B (United Kingdom)	1.66

TOTAL	20.52%

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
24.34%	25.20%	24.23%	(3.17)%	(3.12)%	(2.58)%	(9.64)%	(9.49)%	(7.87)%

Total returns for the period since inception are calculated from the inception date of the Fund (12/10/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI EAFE Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EAFE Small Cap Index (the “Index”). The Index represents the small cap size segment of the MSCI EAFE® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 21.59%, while the total return for the Index was 21.89%.

PORTFOLIO ALLOCATION
As of 1/31/11
Sector	Percentage of Net Assets
Industrial	24.86%

Financial	18.51

Consumer Non-Cyclical	14.80

Consumer Cyclical	14.05

Basic Materials	9.52

Communications	5.62

Energy	5.09

Technology	4.60

Diversified	1.44

Utilities	1.21

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS
As of 1/31/11
Security	Percentage of Net Assets
Danisco A/S (Denmark)	0.49%

GKN PLC (United Kingdom)	0.37

Informa PLC (United Kingdom)	0.33

Bilfinger Berger AG (Germany)	0.33

Gemalto NV (France)	0.32

Arkema (France)	0.32

Singapore Post Ltd. (Singapore)	0.32

Elekta AB Class B (Sweden)	0.31

Davide Campari-Milano SpA (Italy)	0.31

Software AG (Germany)	0.31

TOTAL	3.41%

FUND PERFORMANCE OVERVIEWS	9

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
MSCI EAFE Growth
Actual	$1,000.00	$1,161.20	0.40%	$2.18
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Value
Actual	1,000.00	1,154.40	0.40	2.17
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04
MSCI EAFE Small Cap
Actual	1,000.00	1,215.90	0.40	2.23
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.40	2.04

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.98%

AUSTRALIA – 8.44%
Alumina Ltd.	590,748	$1,401,762
Amcor Ltd.	297,312	2,039,370
Asciano Group[a]	727,605	1,164,303
AXA Asia Pacific Holdings Ltd.	127,224	816,865
BHP Billiton Ltd.	823,536	36,332,145
BlueScope Steel Ltd.	297,654	629,133
Boral Ltd.	179,265	861,465
Brambles Ltd.	349,410	2,501,238
Coca-Cola Amatil Ltd.	137,712	1,543,239
Cochlear Ltd.	13,737	1,055,945
Computershare Ltd.	109,839	1,102,761
Crown Ltd.	38,988	333,513
CSL Ltd.	135,033	5,009,504
Fortescue Metals Group Ltd.[a]	302,556	1,924,516
Foster’s Group Ltd.	161,367	908,988
Incitec Pivot Ltd.	394,725	1,692,226
Insurance Australia Group Ltd.	502,512	1,908,827
James Hardie Industries SEa	107,502	668,800
Leighton Holdings Ltd.	33,744	1,061,429
Macarthur Coal Ltd.	43,776	544,686
Newcrest Mining Ltd.	187,188	6,901,446
Origin Energy Ltd.	215,118	3,523,786
OZ Minerals Ltd.	753,369	1,224,308
Paladin Energy Ltd.[a]	166,953	813,951
Qantas Airways Ltd.[a]	277,020	662,853
QR National Ltd.[a]	421,372	1,176,302
Ramsay Health Care Ltd.	32,490	553,912
Rio Tinto Ltd.	106,533	8,927,237
Santos Ltd.	203,205	2,737,064
Sims Metal Management Ltd.	40,470	777,517
Toll Holdings Ltd.	165,015	967,377
Transurban Group	314,583	1,637,197
Wesfarmers Ltd.	245,613	8,333,136
Woodside Petroleum Ltd.	153,182	6,359,363
Woolworths Ltd.	301,188	8,017,595
WorleyParsons Ltd.	46,512	1,282,199

		117,395,958

AUSTRIA – 0.22%
IMMOFINANZ AGa	120,384	531,449

Security	Shares	Value
Raiffeisen International Bank Holding AG	11,970	$704,847
Verbund AG	17,442	698,139
voestalpine AG	26,562	1,193,550

		3,127,985

BELGIUM – 1.02%
Anheuser-Busch InBev NV	176,985	9,806,550
Bekaert NV	9,234	926,445
Colruyt SA	18,240	934,888
KBC Groep NVa	19,893	797,880
Mobistar SA	3,990	249,472
Umicore	27,873	1,431,109

		14,146,344

DENMARK – 1.64%
Carlsberg A/S Class B	26,106	2,604,599
Coloplast A/S Class B	5,700	829,186
Danske Bank A/Sa	112,233	3,013,521
DSV A/S	51,699	1,081,044
Novo Nordisk A/S Class B	102,657	11,582,541
Novozymes A/S Class B	11,295	1,565,201
Vestas Wind Systems A/Sa	50,108	1,729,705
William Demant Holding A/Sa,b	5,871	470,760

		22,876,557

FINLAND – 0.83%
Elisa OYJ	32,490	716,264
Kesko OYJ Class B	16,929	816,051
Kone OYJ Class B	37,905	2,067,276
Metso OYJ	31,008	1,657,116
Neste Oil OYJ	31,920	603,044
Nokian Renkaat OYJ	26,567	960,848
Sampo OYJ Class A	50,730	1,495,342
UPM-Kymmene OYJ	83,505	1,721,859
Wartsila OYJ	19,494	1,507,361

		11,545,161

FRANCE – 7.42%
Accor SA	23,598	1,080,585
Aeroports de Paris	7,546	635,114
Air France-KLM[a]	16,701	305,676
Alcatel-Lucent[a]	562,704	1,882,379
ALSTOM	50,331	2,812,938
Atos Origin SAa	11,172	622,858
BioMerieux SA	3,135	342,643

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
Bureau Veritas SA	12,141	$882,034
Cap Gemini SA	36,423	1,837,891
Carrefour SA	147,174	7,220,534
Christian Dior SA	15,504	2,133,037
Compagnie de Saint-Gobain	49,191	2,854,096
Compagnie Generale de Geophysique-Veritas[a]	35,682	1,084,067
Compagnie Generale des Etablissements Michelin Class B	43,586	3,177,246
Danone SA	71,649	4,321,170
Dassault Systemes SA	14,649	1,152,005
Edenred SAa	39,102	936,278
Electricite de France	63,954	2,823,324
Eramet	1,311	466,420
Essilor International SA	49,989	3,346,216
European Aeronautic Defence and Space Co. NVa	99,465	2,870,514
Eutelsat Communications	23,826	870,370
Groupe Eurotunnel SA	115,995	1,127,834
Hermes International	2,565	518,349
Icade	5,358	582,450
Iliad SA	3,876	412,100
JCDecaux SAa	16,416	525,973
L’Air Liquide SA	69,540	8,697,803
L’Oreal SA	58,938	6,852,175
Legrand SA	38,247	1,542,423
LVMH Moet Hennessy Louis Vuitton SA	59,793	9,349,381
M6-Metropole Television	5,871	143,798
Natixis[a]	71,478	379,932
Pernod Ricard SA	48,584	4,637,959
Publicis Groupe SA	30,324	1,562,773
Renault SAa	16,587	1,086,667
Safran SA	40,527	1,466,850
Schneider Electric SA	59,394	9,274,778
SES SA FDR	73,188	1,765,996
Societe BIC SA	6,612	568,560
Societe Television Francaise 1	29,241	568,668
Sodexo	22,979	1,583,716
Suez Environnement SA	21,546	445,604
Technip SA	24,339	2,368,180
Unibail-Rodamco SE	11,058	2,113,375

Security	Shares	Value
Vallourec SA	17,784	$1,934,456

		103,167,195

GERMANY – 6.93%
Adidas AG	51,186	3,192,305
Axel Springer AG	3,648	580,663
Bayer AG	101,118	7,466,757
Bayerische Motoren Werke AG	81,111	6,236,271
Beiersdorf AG	24,932	1,367,954
Brenntag AGa	7,011	665,348
Commerzbank AGa	111,492	850,641
Continental AGa	12,369	975,079
Daimler AG Registered[a]	110,979	8,127,967
Deutsche Boerse AG	47,709	3,621,042
Deutsche Lufthansa AG Registered[a]	56,259	1,183,576
Fraport AG	5,928	417,905
Fresenius Medical Care AG &
Co. KGaA	46,911	2,748,499
Fresenius SE	22,743	1,985,583
GEA Group AG	40,869	1,166,853
Henkel AG & Co. KGaA	32,034	1,649,363
Hochtief AG	11,297	1,001,311
Infineon Technologies AGa	265,221	2,807,493
K+S AG	34,998	2,590,561
Kabel Deutschland Holding AGa	13,338	672,939
Lanxess AG	20,577	1,497,725
Linde AG	41,154	6,006,133
MAN SE	25,821	2,989,224
Merck KGaA	15,960	1,367,572
METRO AG	31,578	2,226,580
Puma AG	1,258	393,925
QIAGEN NVa	56,829	1,048,702
SAP AG	210,672	12,194,451
Siemens AG Registered	131,043	16,821,552
TUI AGa	17,100	235,847
United Internet AG Registered	31,122	516,926
Volkswagen AG	7,296	1,110,312
Wacker Chemie AG	3,819	691,132

		96,408,191

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
GREECE – 0.09%
Coca-Cola Hellenic Bottling Co. SA SP ADR	44,261	$1,314,109

		1,314,109

HONG KONG – 3.05%
AIA Group Ltd.[a]	1,926,600	5,301,038
ASM Pacific Technology Ltd.	45,600	544,281
Bank of East Asia Ltd. (The)[b]	376,200	1,631,089
BOC Hong Kong (Holdings) Ltd.	883,500	2,850,274
Esprit Holdings Ltd.	142,530	675,558
Foxconn International Holdings Ltd.[a]	513,000	363,244
Hang Lung Properties Ltd.	570,000	2,500,593
Hong Kong and China Gas Co. Ltd. (The)	1,083,623	2,451,991
Hong Kong Exchanges and Clearing Ltd.[b]	250,800	5,752,242
Hutchison Whampoa Ltd.	342,000	3,987,788
Kerry Properties Ltd.[b]	171,000	913,594
Li & Fung Ltd.[b]	581,200	3,768,677
Lifestyle International Holdings Ltd.	142,500	353,885
MTR Corp. Ltd.	171,000	625,148
Sands China Ltd.[a]	592,800	1,467,600
Shangri-La Asia Ltd.	350,000	913,639
SJM Holdings Ltd.	399,000	668,434
Sun Hung Kai Properties Ltd.	348,000	5,803,162
Wing Hang Bank Ltd.	57,000	766,995
Wynn Macau Ltd.	387,600	1,076,425

		42,415,657

IRELAND – 0.18%
Bank of Ireland[a]	293,892	122,489
Elan Corp. PLC[a]	119,358	813,290
Kerry Group PLC Class A	34,029	1,104,294
Ryanair Holdings PLC SP ADR	15,561	475,544

		2,515,617

ISRAEL – 0.71%
Cellcom Israel Ltd.	11,628	350,443
Delek Group Ltd. (The)	969	217,463
Elbit Systems Ltd.	5,757	291,239
Israel Chemicals Ltd.	107,616	1,685,948
Israel Corp. Ltd. (The)[a]	570	651,867

Security	Shares	Value
Israel Discount Bank Ltd. Class Aa	66,155	$131,446
Makhteshim-Agan Industries Ltd.[a]	60,363	292,049
Teva Pharmaceutical Industries Ltd.	114,798	6,205,965

		9,826,420

ITALY – 1.82%
Assicurazioni Generali SpA	285,399	6,233,119
Atlantia SpA	36,993	842,923
Autogrill SpA[a]	26,627	383,674
Banca Monte dei Paschi di Siena SpA[a]	548,283	698,701
Enel Green Power SpA[a]	370,728	823,902
Exor SpA	14,250	439,967
Fiat Industrial SpA[a]	119,821	1,623,853
Fiat SpA	118,845	1,155,219
Luxottica Group SpA	28,785	873,738
Mediobanca SpA	117,078	1,184,592
Pirelli & C. SpA	18,216	139,356
Prysmian SpA	43,269	874,403
Saipem SpA	64,923	3,252,403
Tenaris SA	115,368	2,704,697
UniCredit SpA	1,652,373	4,098,113

		25,328,660

JAPAN – 21.46%
ABC-Mart Inc.	5,700	207,602
Advantest Corp.	39,900	817,675
AEON Mall Co. Ltd.	18,700	490,496
Aisin Seiki Co. Ltd.	45,600	1,733,724
All Nippon Airways Co. Ltd.[a]	114,000	418,821
Amada Co. Ltd.	57,000	497,437
Asahi Breweries Ltd.	96,900	1,823,750
Asahi Glass Co. Ltd.	114,000	1,423,435
ASICS Corp.	26,000	346,540
Benesse Holdings Inc.	17,100	768,070
Brother Industries Ltd.	57,000	873,123
Canon Inc.	279,300	13,721,256
Central Japan Railway Co.	349	2,947,736
Chugai Pharmaceutical Co. Ltd.	57,000	1,051,227
Dai-ichi Life Insurance Co. Ltd. (The)	1,995	3,136,287

SCHEDULE OF INVESTMENTS	13

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
Daido Steel Co. Ltd.	57,000	$359,685
Daihatsu Motor Co. Ltd.	57,000	944,782
Daikin Industries Ltd.	57,000	1,973,050
Daito Trust Construction Co. Ltd.	11,400	800,073
Dena Co. Ltd.	17,100	617,587
Denso Corp.	119,700	4,412,230
Dentsu Inc.	17,100	521,996
Dowa Holdings Co. Ltd.	57,000	401,428
East Japan Railway Co.	85,500	5,656,170
FamilyMart Co. Ltd.	17,100	636,580
Fanuc Ltd.	47,100	7,450,458
Fast Retailing Co. Ltd.	11,700	1,706,518
Fuji Heavy Industries Ltd.	114,000	978,176
FUJIFILM Holdings Corp.	114,000	4,125,595
Furukawa Electric Co. Ltd.	57,000	253,936
Gree Inc.	22,800	366,503
GS Yuasa Corp.	114,000	797,290
Hamamatsu Photonics K.K.	17,100	626,144
Hankyu Hanshin Holdings Inc.	288,000	1,335,774
Hirose Electric Co. Ltd.	6,300	677,444
Hisamitsu Pharmaceutical Co. Inc.	17,100	690,846
Hitachi Construction Machinery Co. Ltd.	23,300	549,440
Hitachi Ltd.	399,000	2,181,765
Honda Motor Co. Ltd.	399,000	16,923,288
Hoya Corp.	102,600	2,421,926
IBIDEN Co. Ltd.	28,500	964,958
IHI Corp.	342,000	776,419
Isetan Mitsukoshi Holdings Ltd.	28,500	320,377
Isuzu Motors Ltd.	114,000	537,093
ITO EN Ltd.	5,700	98,374
Japan Retail Fund Investment Corp.	114	209,689
Japan Steel Works Ltd. (The)	57,000	596,228
Japan Tobacco Inc.	1,083	4,071,329
JFE Holdings Inc.	57,000	1,833,211
JGC Corp.	58,000	1,415,843
JS Group Corp.	34,200	748,869
JSR Corp.	39,900	824,006
JTEKT Corp.	57,000	714,500

Security	Shares	Value
Jupiter Telecommunications Co. Ltd.	609	$624,387
Kansai Paint Co. Ltd.	57,000	586,488
Kao Corp.	131,100	3,432,314
Kawasaki Heavy Industries Ltd.	228,000	812,596
Keihin Electric Express Railway Co. Ltd.	114,000	976,785
Keio Corp.	114,000	766,679
Keisei Electric Railway Co. Ltd.	57,000	386,122
Keyence Corp.	11,425	3,037,184
Kintetsu Corp.[b]	399,000	1,232,113
Kobe Steel Ltd.	285,000	699,194
Komatsu Ltd.	233,700	6,971,351
Konica Minolta Holdings Inc.	118,500	1,145,514
Kubota Corp.	285,000	2,904,614
Kurita Water Industries Ltd.	28,500	892,256
Kyocera Corp.	39,900	4,158,989
Kyowa Hakko Kirin Co. Ltd.	57,000	583,010
Lawson Inc.	17,100	854,687
Mabuchi Motor Co. Ltd.	5,700	280,721
Makita Corp.	28,500	1,236,635
Marubeni Corp.	171,000	1,287,770
Matsui Securities Co. Ltd.	28,500	189,583
Mazda Motor Corp.	399,000	1,178,543
McDonald’s Holdings Co. (Japan) Ltd.	17,100	418,056
Medipal Holdings Corp.	17,100	178,660
Meiji Holdings Co. Ltd.	17,100	775,375
Minebea Co. Ltd.	57,000	338,814
Miraca Holdings Inc.	11,400	437,605
Mitsubishi Electric Corp.	456,000	5,036,983
Mitsubishi Estate Co. Ltd.	290,000	5,486,391
Mitsubishi Heavy Industries Ltd.	741,000	2,939,399
Mitsubishi Materials Corp.[a]	114,000	350,641
Mitsubishi Motors Corp.[a]	912,000	1,268,986
Mitsubishi Tanabe Pharma Corp.	45,600	730,780
Mitsui Engineering & Shipbuilding Co. Ltd.	114,000	315,855
Mitsui Fudosan Co. Ltd.	195,500	3,980,154
Mitsumi Electric Co. Ltd.	11,400	188,678
Mizuho Trust & Banking Co. Ltd.[a]	342,000	333,944
Murata Manufacturing Co. Ltd.	51,300	3,894,617

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
Nabtesco Corp.	22,800	$537,927
NGK Insulators Ltd.	57,000	962,871
NHK Spring Co. Ltd.	57,000	645,624
Nidec Corp.	28,500	2,688,942
Nikon Corp.	79,800	1,850,604
Nintendo Co. Ltd.	22,800	6,172,391
Nippon Building Fund Inc.	57	598,316
Nippon Electric Glass Co. Ltd.	65,500	987,337
Nippon Steel Corp.	1,254,000	4,285,610
Nissan Chemical Industries Ltd.	34,200	423,274
Nissan Motor Co. Ltd.	302,100	3,060,454
Nissin Foods Holdings Co. Ltd.	17,100	607,986
Nitori Holdings Co. Ltd.	8,750	733,706
Nitto Denko Corp.	39,900	1,991,834
NOK Corp.	5,700	114,932
Nomura Research Institute Ltd.	11,900	258,828
NSK Ltd.	57,000	546,833
NTT Data Corp.	291	946,913
NTT Urban Development Corp.	285	294,288
OBIC Co. Ltd.	1,140	219,290
Odakyu Electric Railway Co. Ltd.	171,000	1,588,319
Olympus Corp.	51,300	1,441,384
Omron Corp.	28,500	734,328
Oracle Corp. Japan	11,400	522,483
Oriental Land Co. Ltd.	12,300	1,134,969
Otsuka Corp.	1,600	101,550
Otsuka Holdings Co. Ltd.	57,000	1,417,173
Panasonic Corp.	478,800	6,568,671
Rakuten Inc.	1,710	1,506,921
Resona Holdings Inc.[b]	74,100	382,574
Ricoh Co. Ltd.	114,000	1,626,584
Rinnai Corp.	5,700	361,077
Rohm Co. Ltd.	11,400	738,850
Santen Pharmaceutical Co. Ltd.	17,100	614,874
Sapporo Holdings Ltd.	57,000	253,241
Secom Co. Ltd.	51,300	2,423,178
Seiko Epson Corp.	11,400	189,513
Seven & I Holdings Co. Ltd.	182,400	4,728,641
Seven Bank Ltd.	57	128,847
Sharp Corp.	171,000	1,776,163
Shikoku Electric Power Co. Inc.	45,600	1,349,689
Shimadzu Corp.	57,000	451,520
Shimamura Co. Ltd.	5,800	520,322

Security	Shares	Value
Shimano Inc.	17,100	$855,730
Shimizu Corp.	171,000	728,414
Shin-Etsu Chemical Co. Ltd.	102,600	5,785,573
Shinko Electric Industries Co. Ltd.	17,100	193,061
Shionogi & Co. Ltd.	73,400	1,350,997
Shiseido Co. Ltd.	79,800	1,609,052
Showa Denko K.K.	171,000	377,774
SMC Corp.	12,100	2,051,373
SoftBank Corp.	199,500	6,874,020
Sony Corp.	245,100	8,463,175
Sony Financial Holdings Inc.	232	859,417
Square Enix Holdings Co. Ltd.	17,100	298,462
Stanley Electric Co. Ltd.	34,200	642,007
Sumco Corp.[a]	17,100	261,102
Sumitomo Electric Industries Ltd.	114,000	1,658,587
Sumitomo Heavy Industries Ltd.	114,000	727,719
Sumitomo Metal Industries Ltd.	798,000	1,870,084
Sumitomo Metal Mining Co. Ltd.	114,500	1,879,684
Sumitomo Realty & Development Co. Ltd.	114,000	2,770,340
Suruga Bank Ltd.	57,000	533,614
Suzuki Motor Corp.	79,800	1,934,368
Sysmex Corp.	5,700	372,904
Taiyo Nippon Sanso Corp.	57,000	485,610
Takashimaya Co. Ltd.	57,000	470,304
TDK Corp.	28,500	1,874,954
Terumo Corp.	39,900	2,069,755
THK Co. Ltd.	17,100	445,815
Tobu Railway Co. Ltd.	130,000	718,784
Toho Co. Ltd.	28,500	469,260
Toho Gas Co. Ltd.	57,000	292,896
Tokio Marine Holdings Inc.	176,700	5,275,335
Tokyo Electron Ltd.	23,300	1,521,482
Tokyo Gas Co. Ltd.	627,000	2,732,076
Tokyu Corp.	285,000	1,294,031
Toray Industries Inc.	228,000	1,513,878
Toshiba Corp.	969,000	5,736,177
TOTO Ltd.	57,000	407,689
Toyoda Gosei Co. Ltd.	17,400	406,913
Toyota Boshoku Corp.	17,100	303,471
Trend Micro Inc.[a]	23,300	704,147

SCHEDULE OF INVESTMENTS	15

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
Tsumura & Co.	17,100	$538,901
Ube Industries Ltd.	238,000	717,515
Unicharm Corp.	28,500	1,099,231
Ushio Inc.	17,100	347,093
Yahoo! Japan Corp.	3,592	1,356,919
Yakult Honsha Co. Ltd.	22,800	644,511
Yamada Denki Co. Ltd.	19,530	1,327,744
Yamaha Corp.	39,900	490,410
Yamaha Motor Co. Ltd.[a]	17,100	316,412
Yamato Holdings Co. Ltd.	51,300	780,176
Yamato Kogyo Co. Ltd.	11,400	343,405
Yamazaki Baking Co. Ltd.	57,000	680,410
Yaskawa Electric Corp.	58,000	627,926
Yokogawa Electric Corp.	22,800	183,391

		298,452,141
NETHERLANDS – 2.88%
ASML Holding NV	68,514	2,864,946
Fugro NV CVA	16,855	1,360,148
Heineken Holding NV	27,873	1,238,893
Heineken NV	63,384	3,194,857
Koninklijke Ahold NV	291,156	3,947,837
Koninklijke KPN NV	247,551	3,908,102
Koninklijke Philips Electronics NV	243,732	7,607,070
Randstad Holding NVa	27,246	1,489,314
Royal Boskalis Westminster NV CVA	17,442	840,302
Royal Vopak NV	16,644	805,850
TNT NV	34,029	922,111
Unilever NV CVA	399,912	11,845,569

		40,024,999
NEW ZEALAND – 0.10%
Auckland International Airport Ltd.	226,693	392,498
Contact Energy Ltd.[a]	71,250	338,697
Fletcher Building Ltd.	75,012	448,189
Sky City Entertainment Group Ltd.	90,459	229,339

		1,408,723
NORWAY – 0.65%
Aker Solutions ASA	38,988	708,756
Norsk Hydro ASA	217,512	1,632,107

Security	Shares	Value
Renewable Energy Corp. ASA[a]	124,887	$400,221
Subsea 7 SA	67,659	1,645,806
Telenor ASA	132,867	2,049,611
Yara International ASA	46,227	2,601,892

		9,038,393
PORTUGAL – 0.31%
CIMPOR – Cimentos de Portugal
SGPS SA	52,212	351,041
EDP Renovaveis SAa	57,627	342,889
Galp Energia SGPS SA Class B	57,171	1,168,667
Jeronimo Martins SGPS SA	53,523	810,115
Portugal Telecom SGPS SA Registered	141,189	1,637,602

		4,310,314
SINGAPORE – 1.58%
CapitaLand Ltd.	228,000	641,250
CapitaMalls Asia Ltd.	342,000	499,641
City Developments Ltd.[b]	114,000	1,011,750
COSCO Corp. (Singapore) Ltd.	285,000	485,391
Fraser and Neave Ltd.	228,000	1,131,094
Genting Singapore PLC[a]	1,482,000	2,338,781
Global Logistic Properties Ltd.[a]	114,000	185,250
Golden Agri-Resources Ltd.	1,653,600	910,772
Jardine Cycle & Carriage Ltd.	28,000	743,750
Keppel Corp. Ltd.	342,000	3,126,094
Keppel Land Ltd.	171,000	598,500
Neptune Orient Lines Ltd.[a]	114,000	195,937
Noble Group Ltd.	741,181	1,262,324
Olam International Ltd.	285,000	676,875
SembCorp Industries Ltd.	228,000	919,125
SembCorp Marine Ltd.	228,000	960,094
Singapore Airlines Ltd.	114,000	1,314,562
Singapore Exchange Ltd.	228,000	1,506,937
Singapore Press Holdings Ltd.	240,000	744,375
Singapore Technologies Engineering Ltd.	399,000	1,009,969
UOL Group Ltd.	57,000	211,078
Wilmar International Ltd.[b]	228,000	936,937
Yangzijiang Shipbuilding (Holdings) Ltd.	342,000	496,969

		21,907,455

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
SPAIN – 1.26%
Abertis Infraestructuras SA	71,666	$1,407,980
Acciona SA	4,503	390,110
Actividades de Construcciones y Servicios SAb	34,029	1,758,846
Amadeus IT Holding SA Class Aa	49,761	1,045,166
Banco de Valencia SAb	53,726	260,750
Enagas SA	41,496	876,406
Ferrovial SA	106,180	1,260,514
Gestevision Telecinco SA	21,717	273,325
Grifols SA	36,024	549,698
Iberdrola Renovables SA	217,002	821,127
Industria de Diseno Textil SA	53,580	4,054,155
International Consolidated Airlines Group SA London[a,b]	220,677	906,773
Red Electrica Corporacion SA	26,738	1,366,235
Repsol YPF SA	62,244	1,960,606
Zardoya Otis SA	34,658	549,761

		17,481,452
SWEDEN – 3.69%
Alfa Laval AB	83,448	1,783,096
Assa Abloy AB Class B	75,981	2,073,740
Atlas Copco AB Class A	164,103	3,950,569
Atlas Copco AB Class B	95,418	2,083,385
Electrolux AB Class B	58,311	1,664,021
Getinge AB Class B	49,476	1,204,921
Hennes & Mauritz AB Class B	250,515	8,243,688
Hexagon AB Class B	62,223	1,342,145
Husqvarna AB Class B	100,320	837,008
Industrivarden AB Class Ab	18,924	316,074
Investor AB Class B	111,435	2,583,874
Kinnevik Investment AB Class B	25,365	566,450
Millicom International Cellular SA SDR	18,639	1,765,274
Modern Times Group MTG AB Class B	12,045	838,247
Ratos AB Class B	8,151	306,633
Sandvik AB	247,323	4,869,343
Scania AB Class B	77,748	1,750,773
Skanska AB Class B	34,542	701,557
SKF AB Class B	95,190	2,725,318
SSAB AB Class A	44,631	735,723

Security	Shares	Value
Swedbank AB Class Aa	114,745	$1,805,870
Swedish Match AB	56,373	1,628,003
Tele2 AB Class B	77,862	1,725,490
Volvo AB Class Ba	336,642	5,847,815

		51,349,017
SWITZERLAND – 10.36%
ABB Ltd. Registered[a]	538,137	12,765,470
Actelion Ltd. Registered[a]	25,536	1,387,339
Adecco SA Registered	30,401	1,978,419
Aryzta AG	20,748	917,447
Compagnie Financiere Richemont SA Class A Bearer Units	128,307	7,011,722
Geberit AG Registered	9,639	2,043,409
Givaudan SA Registered	2,052	2,041,845
Julius Baer Group Ltd.	51,072	2,321,924
Kuehne & Nagel International AG Registered	13,509	1,755,386
Lindt & Spruengli AG Participation Certificates	228	596,660
Logitech International SA Registered[a]	44,631	840,230
Lonza Group AG Registered	11,779	932,016
Nestle SA Registered	850,041	46,181,656
Pargesa Holding SA Bearer	3,762	333,101
Roche Holding AG Genusschein	172,368	26,341,771
Schindler Holding AG Participation Certificates	12,088	1,355,904
Schindler Holding AG Registered	5,358	598,723
SGS SA Registered	1,368	2,236,203
Sika AG Bearer	513	1,130,658
Sonova Holding AG Registered	11,459	1,445,104
Straumann Holding AG Registered	2,109	518,693
Swatch Group AG (The) Bearer Units	7,581	3,054,506
Swatch Group AG (The) Registered	11,001	796,113
Syngenta AG Registered	23,199	7,507,919
Synthes Inc.	15,048	1,995,403

SCHEDULE OF INVESTMENTS	17

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
UBS AG Registered[a]	892,170	$16,074,536

		144,162,157
UNITED KINGDOM – 24.34%
Admiral Group PLC	47,982	1,262,731
Aggreko PLC	64,353	1,479,161
AMEC PLC	80,484	1,546,983
Anglo American PLC	323,475	15,867,615
Antofagasta PLC	62,928	1,417,177
ARM Holdings PLC	322,506	2,665,522
Associated British Foods PLC	29,982	510,011
Autonomy Corp. PLC[a]	53,808	1,289,357
Babcock International Group PLC	88,098	814,211
BAE Systems PLC	414,789	2,272,209
Balfour Beatty PLC	80,655	433,430
BG Group PLC	828,837	18,599,536
BHP Billiton PLC	541,101	20,627,668
British American Tobacco PLC	490,257	18,100,458
British Sky Broadcasting Group PLC	274,424	3,318,669
Bunzl PLC	79,235	965,186
Burberry Group PLC	105,792	1,819,919
Cairn Energy PLC[a]	342,171	2,270,665
Capita Group PLC	151,392	1,646,522
Carnival PLC	43,320	1,977,553
Centrica PLC	1,258,503	6,448,569
Cobham PLC	285,285	959,606
Compass Group PLC	460,845	4,100,471
Diageo PLC	615,030	11,841,197
Essar Energy PLC[a]	80,541	670,189
Eurasian Natural Resources Corp.	63,555	1,025,118
Experian PLC	249,204	3,093,510
Fresnillo PLC	43,320	899,266
G4S PLC	348,612	1,499,834
HSBC Holdings PLC	4,315,983	47,050,746
ICAP PLC	134,927	1,159,480
Imperial Tobacco Group PLC	249,717	7,135,720
Inmarsat PLC	106,305	1,158,715
InterContinental Hotels Group PLC	69,711	1,468,324
Intertek Group PLC	38,931	1,083,154

Security	Shares	Value
Invensys PLC	199,694	$1,075,369
ITV PLC[a]	890,796	1,108,649
Johnson Matthey PLC	53,067	1,636,252
Kazakhmys PLC	52,954	1,277,376
Lloyds Banking Group PLC[a]	10,011,309	10,131,304
Lonmin PLC	39,558	1,048,008
Man Group PLC	220,305	1,038,154
Marks & Spencer Group PLC	188,043	1,073,771
National Grid PLC	552,273	4,887,434
Next PLC	45,087	1,427,752
Petrofac Ltd.	62,700	1,572,730
Randgold Resources Ltd.	22,458	1,701,481
Reckitt Benckiser Group PLC	151,677	8,248,108
Reed Elsevier PLC	103,699	917,702
Rio Tinto PLC	355,338	24,360,167
Rolls-Royce Group PLC[a]	453,720	4,636,641
SABMiller PLC	233,529	7,559,655
Sage Group PLC (The)	325,356	1,537,882
Schroders PLC	27,759	801,668
Scottish & Southern Energy PLC	111,948	2,078,235
Serco Group PLC	121,810	1,075,052
Severn Trent PLC	56,658	1,241,487
Shire PLC	138,966	3,666,038
Smith & Nephew PLC	217,398	2,416,628
Smiths Group PLC	94,278	2,053,734
Standard Chartered PLC	571,744	14,918,238
Tesco PLC	1,970,832	12,712,357
Thomas Cook Group PLC	205,485	627,333
Tullow Oil PLC	217,683	4,630,388
Unilever PLC	315,438	9,175,393
Vedanta Resources PLC	29,184	1,062,057
Weir Group PLC (The)	50,901	1,291,446
Whitbread PLC	43,548	1,210,215
Wm Morrison Supermarkets PLC	517,845	2,210,507
Wolseley PLC[a]	70,281	2,450,706
Xstrata PLC	504,792	11,198,428

		338,536,827

TOTAL COMMON STOCKS (Cost: $1,196,567,903)		1,376,739,332

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE GROWTH INDEX FUND

January 31, 2011

Security	Shares	Value
PREFERRED STOCKS – 0.75%

GERMANY – 0.75%
Bayerische Motoren Werke AG	7,410	$387,214
Henkel AG & Co. KGaA	43,776	2,673,151
ProSiebenSat.1 Media AG	18,924	582,071
Volkswagen AG	41,382	6,694,694

		10,337,130

TOTAL PREFERRED STOCKS
(Cost: $9,398,818)		10,337,130

RIGHTS – 0.00%

HONG KONG – 0.00%
Shangri-La Asia Ltd.[a,c]	28,666	3,126

		3,126

TOTAL RIGHTS
(Cost: $0)		3,126

SHORT-TERM INVESTMENTS – 1.02%

MONEY MARKET FUNDS – 1.02%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	11,995,415	11,995,415
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	1,710,494	1,710,494
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	489,205	489,205

		14,195,114

TOTAL SHORT-TERM INVESTMENTS
(Cost: $14,195,114)		14,195,114

TOTAL INVESTMENTS IN SECURITIES – 100.75%
(Cost: $1,220,161,835)		1,401,274,702

Other Assets, Less Liabilities – (0.75)%		(10,377,026)

NET ASSETS – 100.00%		$1,390,897,676

FDR – Fiduciary Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	19

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.44%

AUSTRALIA – 8.29%
AGL Energy Ltd.	114,512	$1,701,110
AMP Ltd.[a]	528,020	2,816,432
ASX Ltd.	45,764	1,704,614
Australia and New Zealand Banking Group Ltd.	640,510	15,115,389
AXA Asia Pacific Holdings Ltd.	128,860	827,369
Bendigo and Adelaide Bank Ltd.	92,480	901,741
BGP Holdings PLC[b,c]	2,256,851	309
Billabong International Ltd.	51,408	416,181
BlueScope Steel Ltd.	162,656	343,796
Caltex Australia Ltd.	33,796	452,856
CFS Retail Property Trust	483,752	875,376
Commonwealth Bank of Australia	394,944	20,656,607
Crown Ltd.	74,868	640,440
CSR Ltd.	385,492	616,859
Dexus Property Group	1,190,340	985,018
Fairfax Media Ltd.[a]	537,064	722,861
Foster’s Group Ltd.	319,804	1,801,472
Goodman Fielder Ltd.	334,356	420,025
Goodman Group	1,695,784	1,124,313
GPT Group	442,748	1,306,603
Harvey Norman Holdings Ltd.	133,484	400,581
Lend Lease Group	133,824	1,175,453
Macquarie Group Ltd.	86,972	3,522,204
MAp Group	82,626	246,311
Metcash Ltd.	180,336	755,139
Mirvac Group	855,916	1,058,152
National Australia Bank Ltd.	534,072	13,130,705
OneSteel Ltd.	340,952	924,607
Orica Ltd.	92,616	2,340,772
QBE Insurance Group Ltd.	259,896	4,534,536
Sonic Healthcare Ltd.	92,752	1,104,137
SP AusNet	342,380	300,391
Stockland Corp. Ltd.	592,212	2,125,567
Suncorp-Metway Ltd.	317,220	2,726,233
Tabcorp Holdings Ltd.	165,376	1,145,915
Tatts Group Ltd.	333,064	823,521
Telstra Corp. Ltd.	1,099,696	3,069,911

Security	Shares	Value
Wesfarmers Ltd. Partially Protected	39,304	$1,352,312
Westfield Group	558,756	5,481,665
Westfield Retail Trust[c]	737,460	1,948,406
Westpac Banking Corp.	764,184	17,515,885

		119,111,774

AUSTRIA – 0.44%
Erste Group Bank AG	46,852	2,350,966
IMMOFINANZ AGc	126,412	558,061
IMMOFINANZ AG Escrow[b,c]	269,008	37
OMV AG	37,740	1,676,425
Telekom Austria AG	83,028	1,145,143
Vienna Insurance Group AG	10,064	548,253

		6,278,885

BELGIUM – 0.78%
Ageas	575,960	1,635,346
Belgacom SA	38,420	1,382,424
Compagnie Nationale a Portefeuille SA	6,732	373,059
Delhaize Group SA	26,044	2,058,111
Dexia SAc	149,872	626,081
Groupe Bruxelles Lambert SA	19,788	1,783,482
KBC Groep NVc	20,536	823,670
Mobistar SA	2,516	157,311
Solvay SA	13,940	1,460,136
UCB SA	25,160	901,165

		11,200,785

DENMARK – 0.34%
A.P. Moller – Maersk A/S
Class A	136	1,281,839
A.P. Moller – Maersk A/S
Class B	340	3,310,897
TrygVesta A/S	6,664	361,786

		4,954,522

FINLAND – 1.42%
Fortum OYJ	115,192	3,553,383
Nokia OYJ	942,548	10,105,259
Orion OYJ Class B	23,188	524,865
Outokumpu OYJ	30,192	563,362
Pohjola Bank PLC	31,824	424,963
Rautaruukki OYJ	20,060	501,091
Sampo OYJ Class A	53,516	1,577,463

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
Sanoma OYJ	17,884	$418,784
Stora Enso OYJ Class R	148,240	1,766,129
UPM-Kymmene OYJ	46,376	956,265

		20,391,564

FRANCE – 12.38%
Accor SA	13,192	604,080
Air France-KLM[c]	17,204	314,882
Aperam[c]	10,825	444,490
ArcelorMittal	216,512	7,898,854
AXA	436,560	9,253,172
BNP Paribas	241,672	18,090,734
Bouygues SA	58,276	2,717,275
Casino Guichard-Perrachon SA	14,280	1,397,273
CNP Assurances SA	38,556	851,050
Compagnie de Saint-Gobain	50,728	2,943,274
Credit Agricole SA	242,828	3,592,175
Danone SA	74,324	4,482,500
Eiffage SA	10,336	531,754
Eurazeo	7,412	547,012
Fonciere des Regions	6,392	643,849
France Telecom SA	467,228	10,220,282
GDF Suez	311,100	12,358,355
Gecina SA	4,420	529,083
Imerys SA	9,588	632,281
Klepierre	24,208	881,504
Lafarge SA	51,068	3,029,864
Lagardere SCA	29,920	1,333,365
M6-Metropole Television	9,860	241,500
Natixis[c]	145,928	775,660
Neopost SA	8,024	727,269
PagesJaunes Groupe SA	31,144	320,195
PPR SA	19,380	3,102,043
PSA Peugeot Citroen SAc	38,828	1,629,733
Renault SAc	31,824	2,084,892
Sanofi-Aventis	263,568	18,022,408
SCOR SE	43,792	1,213,684
Societe Generale	160,004	10,360,626
STMicroelectronics NV	164,016	1,987,589
Suez Environnement SA	44,064	911,311
Thales SA	21,488	799,693
Total SA	533,460	31,240,609
Unibail-Rodamco SE	11,220	2,144,336

Security	Shares	Value
Vallourec SA	9,860	$1,072,522
Veolia Environnement	87,720	2,745,628
Vinci SA	109,684	6,358,678
Vivendi SA	310,148	8,901,827

		177,937,311

GERMANY – 8.87%
Allianz SE Registered	113,968	15,851,567
BASF SE	234,056	18,027,634
Bayer AG	105,400	7,782,949
Celesio AG	19,380	490,216
Commerzbank AGc	63,240	482,497
Daimler AG Registered[c]	114,308	8,371,778
Deutsche Bank AG Registered	235,348	13,929,316
Deutsche Post AG Registered	210,052	3,856,067
Deutsche Telekom AG Registered	707,472	9,445,311
E.ON AG	453,152	15,127,950
Fraport AG	3,264	230,101
Fresenius SE	12,784	1,116,110
Hannover Rueckversicherung
AG Registered	15,096	845,560
HeidelbergCement AG	35,836	2,345,029
Muenchener Rueckversicherungs- Gesellschaft AG Registered	47,600	7,465,694
RWE AG	105,196	7,587,605
Salzgitter AG	10,812	876,054
Siemens AG Registered	73,372	9,418,519
Suedzucker AG	16,864	450,503
ThyssenKrupp AG	84,864	3,439,261
TUI AGc	19,380	267,294

		127,407,015

GREECE – 0.46%
Alpha Bank AEc	130,696	766,908
Bank of Cyprus Public Co. Ltd.	204,864	867,883
EFG Eurobank Ergasias SAc	84,524	495,977
Hellenic Telecommunications
Organization SA SP ADR	128,255	646,405
National Bank of Greece SA SP ADR	1,201,924	2,295,675
OPAP SA	55,440	1,118,081

SCHEDULE OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
Public Power Corp. SA	29,040	$475,775

		6,666,704

HONG KONG – 2.62%
Cathay Pacific Airways Ltd.	272,000	685,255
Cheung Kong (Holdings) Ltd.	340,000	5,608,697
Cheung Kong Infrastructure Holdings Ltd.	136,000	646,352
CLP Holdings Ltd.	476,000	3,861,976
Esprit Holdings Ltd.[a]	149,600	709,068
Hang Lung Group Ltd.[a]	204,000	1,288,779
Hang Seng Bank Ltd.[a]	197,200	3,253,044
Henderson Land Development Co. Ltd.	272,000	1,885,848
Hongkong Electric Holdings Ltd.	374,000	2,369,958
Hopewell Holdings Ltd.	136,000	441,369
Hutchison Whampoa Ltd.	204,000	2,378,681
Hysan Development Co. Ltd.	136,000	648,969
Link REIT (The)[a]	578,000	1,812,795
Mongolia Energy Corp. Ltd.[c]	748,000	210,130
MTR Corp. Ltd.	170,000	621,493
New World Development Co. Ltd.	680,000	1,287,471
NWS Holdings Ltd.	305,000	516,435
Orient Overseas International Ltd.	34,000	340,840
PCCW Ltd.	1,088,000	513,593
Sino Land Co. Ltd.	680,000	1,285,726
Swire Pacific Ltd. Class A	204,000	3,208,210
Wharf (Holdings) Ltd. (The)[a]	343,750	2,597,168
Wheelock and Co. Ltd.	204,000	826,912
Yue Yuen Industrial (Holdings) Ltd.[a]	204,000	702,614

		37,701,383

IRELAND – 0.29%
Anglo Irish Bank Corp. Ltd.[b]	246,432	33
Bank of Ireland[c]	562,836	234,581
CRH PLC	180,472	3,868,521

		4,103,135

ISRAEL – 0.80%
Bank Hapoalim Ltd.[c]	258,876	1,172,387
Bank Leumi le-Israel	301,240	1,357,758

Security	Shares	Value
Bezeq The Israel Telecommunication Corp. Ltd.	439,348	$1,171,595
Israel Discount Bank Ltd.
Class Ac	132,880	264,026
Mizrahi Tefahot Bank Ltd.	34,204	324,898
NICE Systems Ltd.[c]	14,280	463,800
Partner Communications Co. Ltd.	22,576	431,928
Teva Pharmaceutical Industries Ltd.	116,620	6,304,462

		11,490,854

ITALY – 3.63%
A2A SpA	288,539	429,212
Atlantia SpA	18,564	422,999
Banca Carige SpA	127,704	302,542
Banco Popolare SpA[a]	388,416	1,383,216
Enel SpA	1,658,520	9,385,232
Eni SpA	656,948	15,581,681
Fiat Industrial SpA[c]	66,397	899,834
Fiat SpA	67,388	655,037
Finmeccanica SpA	100,300	1,356,548
Intesa Sanpaolo SpA	1,940,720	6,465,563
Mediaset SpA	177,888	1,156,621
Parmalat SpA	439,620	1,395,294
Pirelli & C. SpA	29,852	228,373
Snam Rete Gas SpA	363,188	1,908,319
Telecom Italia SpA	2,370,004	3,372,746
Terna SpA	333,132	1,456,949
UniCredit SpA	1,707,140	4,233,942
Unione di Banche Italiane ScpA	154,224	1,599,551

		52,233,659

JAPAN – 21.72%
77 Bank Ltd. (The)	68,000	369,340
AEON Co. Ltd.	149,600	1,884,379
AEON Credit Service Co. Ltd.	20,400	286,591
Air Water Inc.	68,000	893,885
Ajinomoto Co. Inc.	204,201	2,265,577
Alfresa Holdings Corp.	6,800	280,947
All Nippon Airways Co. Ltd.[c]	136,000	499,646
Amada Co. Ltd.	68,000	593,433
Aozora Bank Ltd.[a]	136,000	300,452
Asahi Glass Co. Ltd.	136,000	1,698,133

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
Asahi Kasei Corp.	340,000	$2,323,935
Astellas Pharma Inc.	108,800	4,163,164
Bank of Kyoto Ltd. (The)	68,000	629,122
Bank of Yokohama Ltd. (The)	340,000	1,705,602
Bridgestone Corp.	163,200	3,139,304
Canon Marketing Japan Inc.	13,600	195,211
Casio Computer Co. Ltd.	54,400	407,685
Chiba Bank Ltd. (The)	204,000	1,272,354
Chubu Electric Power Co. Inc.	163,200	4,087,470
Chugoku Bank Ltd. (The)	68,000	815,867
Chugoku Electric Power Co.
Inc. (The)	74,800	1,552,057
Chuo Mitsui Trust Holdings Inc.	272,000	1,095,569
Citizen Holdings Co. Ltd.	61,200	396,646
Coca-Cola West Co. Ltd.	13,600	248,163
Cosmo Oil Co. Ltd.	136,000	439,888
Credit Saison Co. Ltd.	40,800	699,670
Dai Nippon Printing Co. Ltd.	136,000	1,862,468
Daicel Chemical Industries Ltd.	68,000	495,496
Daido Steel Co. Ltd.	68,000	429,098
Daiichi Sankyo Co. Ltd.	170,000	3,697,547
Dainippon Sumitomo Pharma
Co. Ltd.	40,800	367,016
Daito Trust Construction
Co. Ltd.	6,800	477,237
Daiwa House Industry Co. Ltd.	136,000	1,661,614
Daiwa Securities Group Inc.	408,000	2,016,844
Denki Kagaku Kogyo K.K.	136,000	663,981
Dentsu Inc.	27,200	830,309
Eisai Co. Ltd.	61,200	2,123,662
Electric Power Development
Co. Ltd.	27,220	845,538
Elpida Memory Inc.[a,c]	47,600	690,209
Fuji Electric Holdings Co. Ltd.	136,000	438,228
Fuji Heavy Industries Ltd.	68,000	583,474
Fuji Media Holdings Inc.	136	211,478
Fujitsu Ltd.	476,000	2,968,827
Fukuoka Financial Group Inc.	204,000	876,456
Furukawa Electric Co. Ltd.	136,000	605,883
Gunma Bank Ltd. (The)	68,000	391,749
Hachijuni Bank Ltd. (The)	136,000	780,178
Hakuhodo DY Holdings Inc.	6,120	350,333
Hino Motors Ltd.	68,000	383,449

Security	Shares	Value
Hiroshima Bank Ltd. (The)	136,000	$580,984
Hitachi Chemical Co. Ltd.	27,200	618,167
Hitachi High-Technologies Corp.	20,400	504,958
Hitachi Ltd.	748,000	4,090,126
Hokkaido Electric Power
Co. Inc.	47,600	991,158
Hokuhoku Financial Group Inc.	340,000	688,881
Hokuriku Electric Power Co.	47,600	1,161,968
Idemitsu Kosan Co. Ltd.	6,800	716,270
INPEX Corp.	544	3,492,542
Isetan Mitsukoshi Holdings Ltd.	61,200	687,968
Isuzu Motors Ltd.	204,000	961,113
ITO EN Ltd.	6,800	117,359
ITOCHU Corp.	380,800	4,145,900
Itochu Techno-Solutions Corp.	6,800	237,207
Iyo Bank Ltd. (The)	68,000	580,154
J. Front Retailing Co. Ltd.	136,000	703,820
Japan Petroleum Exploration
Co. Ltd.	6,800	276,797
Japan Prime Realty
Investment Corp.	204	547,536
Japan Real Estate
Investment Corp.	136	1,362,822
Japan Retail Fund
Investment Corp.	272	500,310
JFE Holdings Inc.	61,200	1,968,290
Joyo Bank Ltd. (The)	136,000	600,903
JS Group Corp.	20,400	446,694
JX Holdings Inc.	557,600	3,777,224
Kajima Corp.	204,000	537,825
Kamigumi Co. Ltd.	68,000	571,854
Kaneka Corp.	68,000	476,407
Kansai Electric Power Co.
Inc. (The)	190,400	4,717,588
Kawasaki Heavy Industries Ltd.	136,000	484,706
Kawasaki Kisen Kaisha Ltd.	204,000	851,556
KDDI Corp.	748	4,208,812
Keio Corp.	68,000	457,317
Kinden Corp.	22,000	197,095
Kirin Holdings Co. Ltd.	204,000	2,748,883
Kobe Steel Ltd.	340,000	834,127
Konami Corp.	27,200	544,797
Kuraray Co. Ltd.	88,400	1,242,973

SCHEDULE OF INVESTMENTS	23

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
Kyushu Electric Power Co. Inc.	95,200	$2,144,992
Marubeni Corp.	272,000	2,048,383
Marui Group Co. Ltd.	47,600	403,203
Maruichi Steel Tube Ltd.	13,600	300,286
Medipal Holdings Corp.	20,400	213,138
Mitsubishi Chemical Holdings Corp.	340,000	2,373,734
Mitsubishi Corp.	346,800	9,672,135
Mitsubishi Gas Chemical Co. Inc.	68,000	474,747
Mitsubishi Materials Corp.[c]	204,000	627,462
Mitsubishi Tanabe Pharma Corp.	13,600	217,952
Mitsubishi UFJ Financial Group Inc.	3,196,000	16,617,796
Mitsubishi UFJ Lease & Finance Co. Ltd.	13,600	551,935
Mitsui & Co. Ltd.	442,000	7,444,892
Mitsui Chemicals Inc.	204,000	732,040
Mitsui Engineering & Shipbuilding Co. Ltd.	68,000	188,405
Mitsui Mining & Smelting Co. Ltd.	136,000	481,387
Mitsui O.S.K. Lines Ltd.	272,000	1,776,150
Mitsumi Electric Co. Ltd.	6,800	112,545
Mizuho Financial Group Inc.	5,134,000	9,900,793
Mizuho Securities Co. Ltd.	136,000	358,550
MS&AD Insurance Group Holdings Inc.	134,708	3,209,447
Namco Bandai Holdings Inc.	40,800	447,690
NEC Corp.	680,000	1,933,846
NGK Spark Plug Co. Ltd.	68,000	1,057,390
Nippon Building Fund Inc.	68	713,780
Nippon Express Co. Ltd.	204,000	861,516
Nippon Meat Packers Inc.	68,000	900,525
Nippon Paper Group Inc.	27,200	709,132
Nippon Sheet Glass Co. Ltd.	204,000	530,355
Nippon Telegraph and Telephone Corp.	129,200	6,008,202
Nippon Yusen K.K.	408,000	1,787,770
Nishi-Nippon City Bank Ltd. (The)	136,000	423,288
Nissan Motor Co. Ltd.	292,400	2,962,187
Nisshin Seifun Group Inc.	34,200	430,787

Security	Shares	Value
Nisshin Steel Co. Ltd.	204,000	$403,369
NKSJ Holdings Inc.[c]	340,600	2,328,036
NOK Corp.	20,400	411,337
Nomura Holdings Inc.	890,800	5,425,475
Nomura Real Estate Holdings Inc.	27,200	495,330
Nomura Real Estate Office Fund Inc.	68	483,876
Nomura Research Institute Ltd.	13,600	295,804
NSK Ltd.	68,000	652,362
NTN Corp.	136,000	741,999
NTT DoCoMo Inc.	4,080	7,295,496
Obayashi Corp.	136,000	650,702
OBIC Co. Ltd.	680	130,804
Oji Paper Co. Ltd.	204,000	953,643
Omron Corp.	20,400	525,624
Ono Pharmaceutical Co. Ltd.	20,400	993,482
ORIX Corp.	25,840	2,554,669
Osaka Gas Co. Ltd.	476,000	1,801,050
Resona Holdings Inc.[a]	74,800	386,188
Ricoh Co. Ltd.	68,000	970,243
Rohm Co. Ltd.	13,600	881,435
Sankyo Co. Ltd.	13,600	756,109
Sapporo Hokuyo Holdings Inc.	74,800	363,364
SBI Holdings Inc.	5,372	717,971
Sega Sammy Holdings Inc.	54,400	1,091,586
Seiko Epson Corp.	20,400	339,129
Sekisui Chemical Co. Ltd.	136,000	1,045,771
Sekisui House Ltd.	136,000	1,326,303
Senshu Ikeda Holdings Inc.	156,450	229,147
Seven Bank Ltd.	136	307,423
Sharp Corp.	68,000	706,310
Shinsei Bank Ltd.[a,c]	204,000	234,053
Shizuoka Bank Ltd. (The)	136,000	1,248,285
Showa Denko K.K.	204,000	450,677
Showa Shell Sekiyu K.K.	40,800	354,068
Sojitz Corp.	333,800	737,432
Sumco Corp.[c]	6,800	103,830
Sumitomo Chemical Co. Ltd.	408,000	2,111,461
Sumitomo Corp.	278,800	4,018,831
Sumitomo Electric Industries Ltd.	68,000	989,332

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
Sumitomo Mitsui Financial Group Inc.	340,000	$11,586,476
Sumitomo Rubber Industries Inc.	40,800	431,256
Sumitomo Trust and Banking Co. Ltd. (The)	340,000	2,054,193
Suzuken Co. Ltd.	13,600	388,429
T&D Holdings Inc.	71,400	1,799,597
Taisei Corp.	272,000	650,702
Taisho Pharmaceutical Co. Ltd.	22,000	487,099
Takashimaya Co. Ltd.	68,000	561,064
Takeda Pharmaceutical Co. Ltd.	190,400	9,179,544
Teijin Ltd.	204,000	983,523
THK Co. Ltd.	13,600	354,566
Tobu Railway Co. Ltd.	68,000	375,979
Toho Gas Co. Ltd.	68,000	349,420
Tohoku Electric Power Co. Inc.	108,800	2,423,532
Tokuyama Corp.	68,000	356,890
Tokyo Electric Power Co. Inc. (The)	360,400	8,775,760
Tokyo Electron Ltd.	20,400	1,332,113
Tokyo Steel Manufacturing Co. Ltd.	27,200	289,828
Tokyo Tatemono Co. Ltd.	68,000	312,901
Tokyu Land Corp.	136,000	698,840
TonenGeneral Sekiyu K.K.	68,000	767,729
Toppan Printing Co. Ltd.	136,000	1,238,325
Toray Industries Inc.	136,000	903,015
Tosoh Corp.	136,000	441,548
TOTO Ltd.	68,000	486,366
Toyo Seikan Kaisha Ltd.	34,000	637,837
Toyota Industries Corp.	47,600	1,511,720
Toyota Motor Corp.	693,600	28,783,596
Toyota Tsusho Corp.	54,400	958,125
UNY Co. Ltd.	47,600	461,301
Ushio Inc.	6,800	138,025
USS Co. Ltd.	6,120	491,512
West Japan Railway Co.	431	1,646,564
Yamaguchi Financial Group Inc.	68,000	683,901
Yamaha Motor Co. Ltd.[c]	40,800	754,947
Yamato Holdings Co. Ltd.	47,600	723,906
Yokogawa Electric Corp.	34,000	273,477

		312,050,307

Security	Shares	Value
NETHERLANDS – 2.23%
AEGON NVc	398,208	$2,953,551
Akzo Nobel NV	59,024	3,696,915
ASML Holding NV	38,488	1,609,394
Corio NV	14,960	977,001
Delta Lloyd NV	21,352	539,366
ING Groep NV CVA[c]	967,300	11,039,019
Koninklijke DSM NV	38,624	2,289,973
Koninklijke KPN NV	138,924	2,193,201
Reed Elsevier NV	174,216	2,271,941
SBM Offshore NV	42,092	1,004,698
TNT NV	62,356	1,689,711
Wolters Kluwer NV	76,160	1,747,912

		32,012,682

NEW ZEALAND – 0.10%
Fletcher Building Ltd.	65,756	392,886
Sky City Entertainment Group Ltd.	51,272	129,988
Telecom Corp. of New Zealand Ltd.	477,700	841,863

		1,364,737

NORWAY – 1.07%
DnB NOR ASA	244,392	3,363,804
Orkla ASA	192,576	1,733,733
Seadrill Ltd.	69,564	2,288,309
Statoil ASA	281,928	6,843,256
Telenor ASA	73,848	1,139,182

		15,368,284

PORTUGAL – 0.23%
Banco Comercial Portugues SA Registered[a]	706,180	568,317
Banco Espirito Santo SA Registered	130,220	528,454
BRISA – Auto-estradas de Portugal SA	50,252	366,248
Energias de Portugal SA	493,612	1,898,937

		3,361,956

SINGAPORE – 1.74%
Ascendas Real Estate Investment Trust	367,546	600,134
CapitaLand Ltd.[a]	408,000	1,147,500

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
CapitaMall Trust Management Ltd.	544,800	$808,687
ComfortDelGro Corp. Ltd.	476,000	587,562
DBS Group Holdings Ltd.	408,000	4,787,625
Global Logistic Properties Ltd.[c]	204,000	331,500
Neptune Orient Lines Ltd.[c]	136,750	235,039
Oversea-Chinese Banking Corp. Ltd.	612,000	4,719,094
Singapore Telecommunications Ltd.	2,040,000	4,940,625
StarHub Ltd.	136,000	270,937
United Overseas Bank Ltd.	340,000	5,259,375
UOL Group Ltd.	68,000	251,813
Wilmar International Ltd.	272,000	1,117,750

		25,057,641

SPAIN – 5.98%
Acciona SA	2,924	253,316
Acerinox SA	23,460	400,116
Banco Bilbao Vizcaya Argentaria SA	1,077,528	13,246,860
Banco de Sabadell SAa	267,308	1,280,478
Banco Popular Espanol SAa	215,288	1,296,341
Banco Santander SA	2,037,952	25,006,574
Banco Santander SA London	36,524	447,250
Bankinter SAa	72,420	494,850
Criteria CaixaCorp SA	207,468	1,433,854
Fomento de Construcciones y Contratas SAa	12,716	370,988
Gas Natural SDG SA	82,416	1,363,817
Gestevision Telecinco SA	22,440	282,425
Iberdrola SA	1,015,240	8,713,252
Indra Sistemas SA	22,984	433,277
International Consolidated Airlines Group SAc	43,371	178,385
Mapfre SA	190,990	649,905
Repsol YPF SA	118,660	3,737,637
Telefonica SA	1,048,900	26,380,864

		85,970,189

SWEDEN – 2.84%
Boliden AB	72,760	1,521,903
Holmen AB Class B	11,084	421,968
Industrivarden AB Class Aa	10,472	174,907

Security	Shares	Value
Kinnevik Investment AB Class B	26,384	$589,206
Nordea Bank AB	827,560	10,077,050
Ratos AB Class B	16,184	608,827
Securitas AB Class B	84,456	1,020,525
Skandinaviska Enskilda Banken AB Class A	359,448	3,272,918
Skanska AB Class B	66,164	1,343,807
Svenska Cellulosa AB Class B	139,196	2,435,294
Svenska Handelsbanken AB Class A	125,120	4,274,929
Swedbank AB Class Ac	63,716	1,002,770
Telefonaktiebolaget LM Ericsson Class B	767,516	9,489,137
TeliaSonera AB	550,732	4,547,859

		40,781,100

SWITZERLAND – 5.24%
Baloise Holding AG Registered	11,764	1,215,649
Credit Suisse Group AG Registered	287,096	12,896,634
GAM Holding AGc	52,632	946,609
Holcim Ltd. Registered	62,492	4,396,021
Novartis AG Registered	539,376	30,164,645
Pargesa Holding SA Bearer	3,196	282,985
Swiss Life Holding AG Registered[c]	8,024	1,286,880
Swiss Reinsurance Co. Registered	89,828	5,157,474
Swisscom AG Registered	5,984	2,652,409
Transocean Ltd.[c]	80,648	6,385,581
Zurich Financial Services AG Registered	36,176	9,929,006

		75,313,893

UNITED KINGDOM – 17.97%
3i Group PLC	243,984	1,211,485
Antofagasta PLC	35,156	791,735
Associated British Foods PLC	59,500	1,012,130
AstraZeneca PLC	365,568	17,745,053
Aviva PLC	708,900	5,027,909
BAE Systems PLC	417,316	2,286,051
Balfour Beatty PLC	94,112	505,746
Barclays PLC	2,901,628	13,652,571
BP PLC	4,743,612	36,839,302

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Security	Shares	Value
British Land Co. PLC	214,744	$1,783,465
BT Group PLC	1,944,188	5,465,252
Cable & Wireless Worldwide PLC	667,080	755,961
Capital Shopping Centres Group PLC	127,500	750,724
FirstGroup PLC	121,244	726,512
GlaxoSmithKline PLC	1,325,320	23,956,157
Hammerson PLC	181,016	1,244,433
Home Retail Group PLC	209,100	723,105
International Power PLC	383,248	2,595,432
Investec PLC	116,756	895,236
J Sainsbury PLC	308,992	1,888,151
Kingfisher PLC	601,936	2,429,661
Land Securities Group PLC	191,284	2,066,595
Legal & General Group PLC	1,479,340	2,630,182
London Stock Exchange Group PLC	38,012	515,093
Man Group PLC	224,060	1,055,849
Marks & Spencer Group PLC	187,680	1,071,698
National Grid PLC	297,092	2,629,166
Old Mutual PLC	1,365,984	2,748,085
Pearson PLC	207,060	3,396,182
Prudential PLC	647,088	7,006,561
Reed Elsevier PLC	206,992	1,831,811
Resolution Ltd.	369,784	1,548,277
Rexam PLC	213,180	1,166,090
Royal Bank of Scotland Group PLC[c]	4,372,758	2,919,295
Royal Dutch Shell PLC Class A	892,160	31,416,953
Royal Dutch Shell PLC Class B	687,276	23,899,336
RSA Insurance Group PLC	840,004	1,828,503
Scottish & Southern Energy PLC	112,744	2,093,012
SEGRO PLC	187,748	897,064
Standard Life PLC	560,388	2,058,201
TUI Travel PLC	141,644	574,002
United Utilities Group PLC	162,384	1,413,636
Vodafone Group PLC	13,269,588	37,269,885
WPP PLC	320,144	3,961,309

		258,282,856

TOTAL COMMON STOCKS
(Cost: $1,336,054,936)		1,429,041,236

Security	Shares	Value
PREFERRED STOCKS – 0.38%

GERMANY – 0.20%
Bayerische Motoren Werke AG	4,624	$241,630
Porsche Automobil Holding SE	21,964	2,042,841
RWE AG NVS	9,248	640,543

		2,925,014

ITALY – 0.18%
Intesa Sanpaolo SpA RNC	242,352	699,416
Telecom Italia SpA RNC	1,547,340	1,842,438

		2,541,854

TOTAL PREFERRED STOCKS
(Cost: $5,815,093)		5,466,868

RIGHTS – 0.03%

SPAIN – 0.03%
Banco Santander SAc	2,037,952	385,576
Banco Santander SA London[c]	36,524	6,911

		392,487

TOTAL RIGHTS
(Cost: $322,518)		392,487

SHORT-TERM INVESTMENTS – 0.85%

MONEY MARKET FUNDS – 0.85%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	10,306,065	10,306,065
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	1,469,600	1,469,600
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	396,465	396,465

		12,172,130

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,172,130)		12,172,130

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE VALUE INDEX FUND

January 31, 2011

Value
TOTAL INVESTMENTS
IN SECURITIES – 100.70%
(Cost: $1,354,364,677)	$1,447,072,721

Other Assets, Less Liabilities – (0.70)%	(10,033,909)

NET ASSETS – 100.00%	$1,437,038,812

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.68%

AUSTRALIA – 9.59%
Abacus Property Group	185,910	$413,336
Acrux Ltd.[a]	177,620	630,430
Adelaide Brighton Ltd.	748,233	2,499,061
Aditya Birla Minerals Ltd.[a]	297,723	368,069
AET&D Holdings No. 1 Pty Ltd.[b]	169,200	17
Alesco Corp. Ltd.	109,608	358,436
Ampella Mining Ltd.[a]	74,700	197,361
Ansell Ltd.	189,904	2,489,746
APA Group	955,662	3,792,124
APN News & Media Ltd.	843,043	1,454,089
Aquarius Platinum Ltd.[c]	409,190	2,268,271
Aquila Resources Ltd.[a]	117,810	1,077,077
Ardent Leisure Group	304,776	328,171
Aspen Group Ltd.	1,015,754	481,036
Astro Japan Property Trust	100,423	337,410
Atlas Iron Ltd.[a]	370,512	1,178,388
Ausdrill Ltd.	150,798	437,506
Austal Ltd.	100,762	310,421
Austar United Communications Ltd.[a]	1,270,923	1,222,761
Austereo Group Ltd.	108,730	226,564
Australian Agricultural Co. Ltd.[a]	226,092	342,629
Avoca Resources Ltd.[a]	297,140	873,933
AWE Ltd.[a]	720,780	1,279,139
Bank of Queensland Ltd.	179,280	1,767,760
Beach Energy Ltd.	1,853,300	1,459,715
Biota Holdings Ltd.[a]	263,940	335,514
Boart Longyear Group	466,917	2,024,996
Bow Energy Ltd.[a]	249,080	290,549
Bradken Ltd.	168,545	1,554,364
Brockman Resources Ltd.[a]	64,242	309,998
Brookfield Infrastructure Partners LP	42,664	926,662
BT Investment Management Ltd.	24,734	68,801
Bunnings Warehouse Property Trust[c]	378,314	671,379
Cabcharge Australia Ltd.	62,484	352,598
Campbell Brothers Ltd.	71,214	2,791,734
Carbon Energy Ltd.[a]	518,916	173,315

Security	Shares	Value
Cardno Ltd.	91,466	$546,238
Carnarvon Petroleum Ltd.[a]	1,347,920	550,989
Centro Retail Group[a]	822,955	201,019
Challenger Diversified Property Group	332,830	155,961
Challenger Financial Services Group Ltd.	454,508	2,075,402
Challenger Infrastructure Fund Class A	257,300	301,421
Charter Hall Office REIT	564,279	1,755,269
Charter Hall Retail REIT	278,490	852,399
Citadel Resource Group Ltd.[b]	802,612	419,431
Clough Ltd.	104,746	78,324
Coal of Africa Ltd.[a]	212,480	352,718
Coalspur Mines Ltd.[a]	165,834	320,753
Commonwealth Property Office Fund	1,045,528	906,881
ConnectEast Group	4,153,984	1,801,562
Count Financial Ltd.	96,612	121,366
Crane Group Ltd.	187,132	1,858,243
Cromwell Group	341,296	251,801
Customers Ltd.	238,874	426,302
David Jones Ltd.	597,268	2,822,557
Deep Yellow Ltd.[a]	761,950	246,891
Dominion Mining Ltd.	188,308	542,578
Downer EDI Ltd.	408,194	1,566,832
DUET Group	1,497,373	2,485,647
Eastern Star Gas Ltd.[a]	526,220	419,713
Elders Ltd.[a]	322,870	160,951
Emeco Holdings Ltd.	534,912	583,971
Energy World Corp. Ltd.[a]	923,709	437,446
Envestra Ltd.	1,025,548	593,033
Extract Resources Ltd.[a]	159,692	1,418,587
FKP Property Group	473,266	375,118
Fleetwood Corp. Ltd.	56,108	777,562
FlexiGroup Ltd.	108,564	159,110
Flight Centre Ltd.	70,550	1,649,434
Geodynamics Ltd.[a]	215,201	72,949
Gindalbie Metals Ltd.[a]	643,474	856,461
Giralia Resources NLa	114,872	542,860
GrainCorp Ltd.	93,126	698,207
Gunns Ltd.[a]	1,064,432	610,212
Hastie Group Ltd.	141,598	144,703

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Hastings Diversified Utilities Fund	551,286	$906,893
Hills Industries Ltd.	84,826	157,303
Horizon Oil Ltd.[a]	1,258,732	395,311
iiNET Ltd.	130,310	345,585
Iluka Resources Ltd.[a]	353,292	2,986,929
Independence Group NL	201,690	1,441,779
Industrea Ltd.	234,940	308,019
Infigen Energy	1,552,598	766,230
ING Industrial Fund	1,423,284	752,078
ING Office Fund	2,768,273	1,655,981
Integra Mining Ltd.[a]	419,316	213,210
Intrepid Mines Ltd.[a]	238,044	409,394
IOOF Holdings Ltd.	317,136	2,478,887
JB Hi-Fi Ltd.[c]	139,938	2,572,715
Kagara Ltd.[a]	747,562	570,169
Karoon Gas Australia Ltd.[a]	162,047	1,210,091
Kingsgate Consolidated Ltd.	151,890	1,409,854
Linc Energy Ltd.[a]	357,798	881,110
Lynas Corp. Ltd.[a]	1,699,508	3,041,465
Macmahon Holdings Ltd.	1,487,396	800,784
Mantra Resources Ltd.[a]	94,454	737,356
Medusa Mining Ltd.	71,380	473,965
Mesoblast Ltd.[a]	39,176	225,758
Minara Resources Ltd.[a]	314,912	285,710
Mincor Resources NL	443,575	778,350
Mineral Deposits Ltd.[a]	47,126	225,526
Mineral Resources Ltd.	50,962	603,612
Mirabela Nickel Ltd.[a]	215,876	484,264
Molopo Energy Ltd.[a]	333,418	345,714
Mount Gibson Iron Ltd.[a]	761,613	1,602,182
Multiplex SITES Trust[a]	4,316	344,244
Murchison Metals Ltd.[a]	393,796	504,510
Myer Holdings Ltd.	299,796	1,087,984
Nexus Energy Ltd.[a]	1,168,004	535,670
Northern Iron Ltd.[a]	134,460	250,016
NRW Holdings Ltd.	227,510	548,922
Pacific Brands Ltd.[a]	1,166,648	1,203,858
PanAust Ltd.[a]	2,262,248	1,826,924
Panoramic Resources Ltd.	325,769	760,013
PaperlinX Ltd.[a]	507,060	227,492
Perilya Ltd.[a]	190,070	105,172
Perpetual Ltd.	5,312	165,555

Security	Shares	Value
Perseus Mining Ltd.[a]	290,002	$824,026
Pharmaxis Ltd.[a]	200,362	525,371
Platinum Australia Ltd.[a]	415,674	306,676
PMP Ltd.	175,532	158,380
Primary Health Care Ltd.	100,098	368,254
Programmed Maintenance Services Ltd.	154,878	257,870
Publishing and Broadcasting Ltd.	782,690	2,317,616
Regis Resources Ltd.[a]	319,716	616,795
Resolute Mining Ltd.[a]	413,526	540,094
Riversdale Mining Ltd.[a]	206,557	3,257,929
Roc Oil Co. Ltd.[a]	1,328,996	510,128
SAI Global Ltd.	200,528	933,656
Sedgman Ltd.	121,647	260,756
Seek Ltd.	213,476	1,417,485
Sigma Pharmaceuticals Ltd.[a]	2,085,508	925,267
Silex Systems Ltd.[a]	142,669	786,593
Silver Lake Resources Ltd.[a]	77,522	145,304
Skilled Group Ltd.[a]	173,470	342,440
Southern Cross Media Group Ltd.	186,272	354,712
Spark Infrastructure Group[d]	992,744	1,133,282
St Barbara Ltd.[a]	408,078	756,748
Straits Resources Ltd.	374,568	843,984
STW Communications Group Ltd.	574,692	647,454
Sundance Resources Ltd.[a]	2,734,028	1,349,284
Sunland Group Ltd.[a]	242,883	188,880
Tassal Group Ltd.	336,234	598,377
Ten Network Holdings Ltd.	222,440	310,482
TOWER Australia Group Ltd.	659,241	2,569,899
Transfield Services Infrastructure Fund	388,274	236,137
Transfield Services Ltd.	381,472	1,186,622
Transpacific Industries Group Ltd.[a]	506,633	669,275
UGL Ltd.	180,683	2,720,128
Virgin Blue Holdings Ltd.[a]	1,658,436	653,117
West Australian Newspapers Holdings Ltd.[c]	274,586	1,702,801
Western Areas NL	177,050	1,138,547
White Energy Co. Ltd.[a]	82,042	255,203

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
White Energy Co. Ltd. (2010 Performance Contingent)[a,b]	3,154	$–
White Energy Co. Ltd. (2011 Performance Contingent)[a,b]	3,154	–
Whitehaven Coal Ltd.	171,478	1,203,584

		135,074,001

AUSTRIA – 1.62%
Andritz AG	46,052	3,934,083
Atrium European Real Estate Ltd.	266,298	1,619,924
Austria Technologie & Systemtechnik AG	14,110	306,615
bwin Interactive Entertainment AG	30,244	1,124,725
CA Immobilien Anlagen AGa	25,066	414,963
conwert Immobilien Invest SE	164,340	2,548,256
Intercell AGa	59,184	820,338
Oesterreichische Post AG	64,329	2,021,871
RHI AGa	54,448	2,056,557
Rosenbauer International AG	2,158	113,596
Schoeller-Bleckmann Oilfield Equipment AG	13,869	1,140,863
Sparkassen Immobilien AGa	265,102	1,853,255
Wienerberger AGa	137,879	2,854,383
Zumtobel AG	67,421	1,972,082

		22,781,511

BELGIUM – 1.72%
Ackermans & van Haaren NV	37,081	3,183,477
Agfa-Gevaert NVa	235,276	1,048,331
Atenor Group SA	664	29,996
Barco NVa	24,136	1,687,281
Cofinimmo SA	30,603	4,158,328
Compagnie Maritime Belge SA	18,818	588,486
Deceuninck NVa	75,074	198,648
Devgen NVa	23,074	176,520
Econocom Group SA	4,068	64,975
EVS Broadcast Equipment SA	12,913	791,710
Galapagos NVa	36,520	583,803
Hamon & Cie (International) SA	1,826	70,597
Intervest Offices NV	2,656	85,245
Ion Beam Applications SAa	8,300	103,096
KBC Ancora SCA[a]	4,980	92,514

Security	Shares	Value
Leasinvest Real Estate SCA	498	$44,727
Nyrstar NVc	66,979	1,075,308
Omega Pharma SA	29,811	1,532,657
Recticel SA	27,058	273,772
RHJ International SAa	178,686	1,550,713
Roularta Media Group NVa	1,494	53,767
SA D’Ieteren NV	7,304	439,104
SIPEF NV	16,600	1,568,067
Telenet Group Holding NVa	52,639	2,074,470
Tessenderlo Chemie NV	52,671	1,888,341
ThromboGenics NVa	25,066	756,040
Wereldhave Belgium NV	664	63,861

		24,183,834

DENMARK – 2.16%
ALK-Abello A/S	16,766	1,105,400
Alm. Brand A/Sa	48,423	110,427
Amagerbanken A/Sa	124,500	80,825
Auriga Industries A/S Class B	18,094	299,487
Bang & Olufsen A/S Class Ba,c	76,091	965,568
Bavarian Nordic A/Sa	12,450	602,179
Christian Hansen Holding A/S	42,662	906,984
D/S Norden A/S	26,880	913,055
Danisco A/S	56,938	6,932,038
East Asiatic Co. Ltd. A/S	50,962	1,565,178
FLSmidth & Co. A/S	44,398	3,819,657
Genmab A/Sa	6,195	72,004
GN Store Nord A/Sa	298,966	2,867,324
Greentech Energy Systems A/Sa,c	119,354	370,958
Jyske Bank A/S Registered[a]	40,338	1,813,819
NeuroSearch A/Sa	31,956	511,296
NKT Holding A/Sc	32,468	1,893,444
Royal Unibrew A/Sa	10,790	687,583
Schouw & Co. A/S	13,944	320,552
SimCorp A/S	8,400	1,282,207
Solar Holdings A/S Class B	1,660	133,258
Sydbank A/Sa	72,626	2,099,643
TK Development A/Sa	29,382	123,202
Topdanmark A/Sa	6,142	887,272

		30,363,360

FINLAND – 1.89%
Alma Media Corp.	221,786	2,608,907

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Amer Sports OYJ Class A	205,342	$2,879,988
Atria PLC	8,632	103,907
Cargotec Corp. Class B	12,782	597,572
Citycon OYJ	422,568	1,836,509
Huhtamaki OYJ	135,290	1,962,405
Kemira OYJ	12,782	199,424
Konecranes OYJ	76,957	3,236,985
Lassila & Tikanoja OYJ	22,244	424,206
Outotec OYJ	49,826	2,800,768
Raisio PLC Series V	79,846	282,430
SRV Group PLC	9,296	86,410
Talvivaara Mining Co. PLC[a]	176,790	1,656,565
Technopolis OYJ	62,250	354,180
Tieto OYJ[c]	108,251	2,282,577
Uponor OYJ[c]	99,434	1,731,314
YIT OYJ	139,938	3,533,967

		26,578,114

FRANCE – 4.70%
Altran Technologies SAa,c	191,437	945,118
Arkema	63,837	4,445,165
Beneteau SAa	93,462	2,027,117
BOURBON SAc	54,832	2,443,176
CFAO SA	8,300	333,129
Club Mediterranee SAa	56,274	1,292,675
Derichebourg[a]	195,133	1,650,910
Etablissements Maurel et Prom	116,961	2,196,842
Eurofins Scientific SAc	16,970	1,137,700
ExonHit Therapeutics SAa	19,754	59,582
Faurecia[a]	22,742	789,927
Gemalto NV	88,525	4,482,716
GFI Informatique[a]	18,924	83,802
Groupe Steria SCA	57,602	1,661,972
Haulotte Group[a,c]	70,442	1,103,863
Havas SA	485,054	2,548,978
IMS International Metal Service[a]	51,015	931,621
Ingenico SA	62,298	2,316,760
METabolic EXplorer SAa	13,612	117,571
Nexans SA	28,264	2,270,745
Nexity	35,893	1,658,845
Orpea SA	44,820	2,111,360
Parrot SAa	10,790	359,324
Remy Cointreau SA	37,682	2,676,608

Security	Shares	Value
Rhodia SA	103,584	$3,093,056
Rubis SA	4,980	579,320
Saft Groupe SA	47,916	1,819,691
SEB SA	31,208	3,106,274
Sechilienne-Sidec	39,757	1,124,203
Societe Immobiliere de Location
pour l’Industrie et le Commerce	22,742	3,074,587
Soitec SAa,c	61,918	766,383
Spir Communication[a]	1,162	60,697
Technicolor SAa	4	2
Technicolor SA Registered[a]	14,491	84,118
Teleperformance SA	94,637	3,415,597
Ubisoft Entertainment SAa	70,442	827,752
Valeo SAa	62,441	3,659,681
Wendel	13,612	1,360,836
Zodiac Aerospace	47,337	3,522,717

		66,140,420

GERMANY – 5.73%
AIXTRON AGc	92,296	3,813,848
Asian Bamboo AGc	7,304	390,387
Aurubis AG	44,156	2,489,013
Balda AGa	71,048	710,485
Bertrandt AG	9,224	667,840
Bilfinger Berger AG	51,958	4,596,754
CENTROTEC Sustainable AGa	14,110	383,994
Colonia Real Estate AGa	39,342	300,434
Conergy AGa,c	469,215	270,183
Constantin Medien AGa	28,220	63,799
Daldrup & Soehne AGa	2,324	63,867
Demag Cranes AGa	36,607	1,787,953
Deutsche EuroShop AG	5,312	200,276
Deutsche Wohnen AG Bearer[a]	89,806	1,229,023
DEUTZ AGa	166,529	1,395,209
Douglas Holding AG	51,792	2,796,958
ElringKlinger AGc	58,654	1,877,681
EnviTec Biogas AGa	3,154	47,782
Freenet AG	122,247	1,432,147
GAGFAH SA	104,151	1,049,513
Gerresheimer AGa	40,597	1,680,885
Gesco AG	3,818	288,681
Gildemeister AGc	78,551	1,681,632

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Heidelberger Druckmaschinen AGa	251,158	$1,196,573
IVG Immobilien AGa	102,135	1,001,193
KIZOO AG	271	3,251
Kloeckner & Co. SEa	76,550	2,452,157
Kontron AG	121,394	1,399,852
KUKA AGa	62,273	1,481,278
LEONI AGa	48,209	2,071,071
Loewe AGc	14,774	130,241
MLP AGc	97,870	1,046,602
MorphoSys AGa	59,522	1,567,625
MTU Aero Engines Holding AG	58,598	4,131,774
Nordex SEa,c	32,871	245,024
PATRIZIA Immobilien AGa	16,268	109,956
Pfeiffer Vacuum Technology AG	4,980	575,906
Pfleiderer AG Registered[a,c]	87,349	205,380
Phoenix Solar AG	2,822	86,104
Praktiker Bau-und Heimwerkermaerkte Holding AG	91,045	929,929
Q-Cells SEa,c	53,195	181,888
QSC AGa	131,472	587,969
R. Stahl AG	1,992	73,738
Rheinmetall AG	41,838	3,587,286
RHON KLINIKUM AG	144,161	3,359,959
SGL Carbon SEa,c	68,762	2,605,225
Sky Deutschland AGa	252,984	956,240
Software AG	27,390	4,327,830
SolarWorld AGc	28,220	278,836
Stada Arzneimittel AG	68,258	2,544,485
Symrise AG	139,606	3,957,189
Tognum AG	106,004	2,679,911
Vossloh AG	16,130	1,992,933
Wincor Nixdorf AG	44,699	3,417,714
Wirecard AG	122,592	1,968,981
XING AGa	5,312	291,310

		80,663,754

GREECE – 0.66%
Alapis Holding Industrial and Commercial SA	252,884	183,753
Athens Water Supply & Sewage Co. SA	3,770	25,585

Security	Shares	Value
Diagnostic & Therapeutic Center of Athens Hygeia SAa	8,990	$8,258
Ellaktor SA	30,020	155,163
Eurobank Properties Real Estate Investment Co.	2,465	21,291
Forthnet SAa	75,605	66,339
Frigoglass SA	19,122	294,670
Geniki Bank[a]	9,780	26,280
Hellenic Exchanges SA	18,960	145,567
Hellenic Petroleum SA	133,500	1,275,708
Intralot SA	42,660	146,802
Jumbo SA	116,550	813,331
Marfin Investment Group SAa	310,628	306,627
Marfin Popular Bank Public Co. Ltd.[c]	786,079	1,163,931
Metka SA	2,119	31,085
Motor Oil (Hellas) Corinth Refineries SA	17,696	224,659
Mytilineos Holdings SAa	32,232	231,998
Piraeus Bank SAa,c	845,580	1,924,421
Terna Energy SA	90,150	442,472
Thessaloniki Water Supply & Sewage Co. SA	3,190	17,713
Titan Cement Co. SA	69,000	1,460,608
TT Hellenic Postbank SAa	80,896	351,579
Viohalco SAa	6,520	39,957

		9,357,797

HONG KONG – 2.93%
AAC Acoustic Technologies Holdings Inc.	1,008,000	2,715,326
APAC Resources Ltd.[a]	3,360,000	213,347
Bonjour Holdings Ltd.[c]	1,328,000	236,785
Brightoil Petroleum (Holdings) Ltd.	1,997,512	1,209,410
Cafe de Coral Holdings Ltd.[c]	1,328,000	3,168,496
Century City International Holdings Ltd.	724,000	55,723
Champion REIT[c]	3,694,000	2,231,824
China WindPower Group Ltd.[a]	5,040,000	484,880
Citic 1616 Holdings Ltd.	1,162,000	362,205

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
CK Life Sciences International (Holdings) Inc.[a]	1,992,000	$150,759
Dah Chong Hong Holdings Ltd.	664,000	629,440
Dah Sing Banking Group Ltd.	199,200	352,112
Dickson Concepts International Ltd.	404,000	315,084
eSun Holdings Ltd.[a]	664,000	160,980
Far East Consortium International Ltd.	332,000	86,026
First Pacific Co. Ltd.[c]	4,020,800	3,481,435
G-Resources Group Ltd.[a]	11,952,000	904,554
Galaxy Entertainment Group Ltd.[a,c]	1,328,000	2,040,784
Giordano International Ltd.[c]	5,644,000	3,352,047
HKR International Ltd.	398,400	249,902
Hutchison Harbour Ring Ltd.	11,288,000	1,433,489
Hutchison Telecommunications Hong Kong Holdings Ltd.	2,988,000	1,015,707
I.T Ltd.	332,000	224,861
Johnson Electric Holdings Ltd.[c]	2,822,000	2,009,056
K. Wah International Holdings Ltd.[c]	1,162,000	524,676
Lai Sun Development Co. Ltd.[a]	17,430,960	614,888
Melco International Development Ltd.[c]	1,342,000	994,999
Midland Holdings Ltd.	1,008,000	809,426
Neo Telemedia Ltd.[a]	23,684,000	294,692
Next Media Ltd.[a]	332,000	47,272
Pacific Andes International Holdings Ltd.	996,000	177,589
Pacific Basin Shipping Ltd.	2,688,000	1,737,808
Pacific Century Premium Developments Ltd.	1,449,000	271,371
Prosperity REIT	1,826,000	440,353
RCG Holdings Ltd.[a]	166,000	51,318
Regent Pacific Group Ltd.	10,292,000	508,279
Richfield Group Holdings Ltd.[a]	1,328,000	165,239
Rising Development Holdings Ltd.[a]	365,698	78,340
Shun Tak Holdings Ltd.[c]	1,344,000	836,148
Techtronic Industries Co. Ltd.[c]	1,680,000	2,090,370
Television Broadcasts Ltd.	166,000	892,204
Value Partners Group Ltd.	332,000	321,108

Security	Shares	Value
Victory City International Holdings Ltd.	664,000	$138,835
VTech Holdings Ltd.	168,000	1,867,325
Xinyi Glass Holdings Co. Ltd.[c]	1,660,000	1,375,570

		41,322,042

IRELAND – 1.03%
Allied Irish Banks PLC[a]	422,802	134,481
C&C Group PLC	375,887	1,760,404
DCC PLC	99,932	2,959,345
FBD Holdings PLC	76,091	688,517
Fyffes PLC	282,034	150,801
Glanbia PLC	131,140	710,002
Grafton Group PLC	267,024	1,252,027
Greencore Group PLC	340,632	513,707
Independent News & Media PLC[a]	374,828	308,333
Irish Life & Permanent Group Holdings PLC[a]	14,110	16,579
Kingspan Group PLC	48,140	432,299
Paddy Power PLC	51,128	2,018,778
Petroceltic International PLC[a]	1,470,096	294,341
PetroNeft Resources PLC[a]	341,794	357,223
Smurfit Kappa Group PLC[a]	122,234	1,462,997
Total Produce PLC	144,254	79,504
United Drug PLC	444,382	1,315,974

		14,455,312

ISRAEL – 1.19%
Africa Israel Investments Ltd.[a]	29,880	243,141
Africa Israel Properties Ltd.[a]	17,596	240,532
Airport City Ltd.[a]	34,528	162,780
AL-ROV (Israel) Ltd.[a]	7,802	263,898
Alony Hetz Properties & Investments Ltd.	42,828	225,420
Alvarion Ltd.[a]	212,646	444,604
Amot Investments Ltd.	100,928	284,079
AudioCodes Ltd.[a]	59,926	412,004
Bayside Land Corp. Ltd.	996	240,889
Blue Square-Israel Ltd.	29,050	257,258
British Israel Investments Ltd.	63,578	212,654
Ceragon Networks Ltd.[a]	71,712	903,479
Clal Industries and Investments Ltd.	19,920	155,125

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Clal Insurance Enterprises Holdings Ltd.	6,308	$166,346
Delek Automotive Systems Ltd.	4,482	60,074
Delek Israeli Fuel Corp. Ltd.	17,596	625,951
Delek Real Estate Ltd.[a]	716,954	223,792
Elbit Imaging Ltd.[a]	9,960	119,265
Elco Holdings Ltd.	10,790	144,389
Electra (Israel) Ltd.	1,826	205,632
Electra Real Estate Ltd.[a]	41,998	298,351
Elron Electronic Industries Ltd.[a]	42,496	216,468
FMS Enterprises Migun Ltd.	11,454	330,714
Frutarom	53,950	532,205
Gazit Globe Ltd.	17,928	210,336
Gazit Inc.	15,438	372,631
Given Imaging Ltd.[a]	11,620	197,677
Granite Hacarmel Investments Ltd.	116,532	257,444
Hadera Paper Ltd.[a]	4,150	302,742
Hot Telecommunication Systems Ltd.[a]	26,726	434,664
Ituran Location and Control Ltd.	37,350	584,233
Jerusalem Economy Ltd.[a]	20,086	222,466
Jerusalem Oil Exploration Ltd.[a]	19,588	380,401
Koor Industries Ltd.	7,304	179,443
MATRIX IT Ltd.[c]	77,356	439,626
Melisron Ltd.	13,446	319,303
Mellanox Technologies Ltd.[a,c]	25,232	658,935
Menorah Mivtachim Holdings Ltd.[a]	10,126	129,346
Naphtha Israel Petroleum Corp. Ltd.[a]	94,620	344,744
NetVision Ltd.	37,682	477,990
Nitsba Holdings (1995) Ltd.[a]	28,054	278,105
Oil Refineries Ltd.	251,656	174,035
Osem Investment Ltd.	31,706	494,498
Paz Oil Co. Ltd.	2,441	423,008
Phoenix Holdings Ltd.[a]	19,256	65,806
Plasson Industries Ltd.	9,130	223,493
Property & Building Corp. Ltd.	1,660	143,744
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.[c]	27,556	838,637
Retalix Ltd.[a]	18,924	269,990

Security	Shares	Value
Shikun & Binui Ltd.	62,250	$166,100
Shufersal Ltd.	95,782	546,405
Strauss Group Ltd.	28,054	400,097
Tower Semiconductor Ltd.[a]	69,886	94,404
Union Bank of Israel	33,200	161,879

		16,761,232

ITALY – 2.86%
Acotel Group SpA[a]	664	39,900
Actelios SpA	56,606	167,243
Aedes SpA[a]	523,678	140,792
Alerion Cleanpower SpA	421,474	277,364
Arnoldo Mondadori Editore SpA[a,c]	598,151	2,111,666
AS Roma SpA[a]	291,994	482,790
Ascopiave SpA	55,112	118,098
Azimut Holding SpA	199,320	2,095,962
Banca Piccolo Credito Valtellinese Scrl	361,617	1,795,951
Banca Popolare dell’Emilia Romagna Scrl	121,664	1,557,924
Banca Popolare dell’Etruria e del Lazio Scrl[a]	287,534	1,260,483
Banca Popolare di Milano Scrl	231,902	980,837
Banco di Sardegna SpA	3,984	53,911
Beghelli SpA	40,172	37,727
Benetton Group SpA	138,481	963,526
Beni Stabili SpA	1,443,472	1,377,383
Biesse SpA[a]	18,426	140,204
Brioschi Finanziaria SpA[a]	340,798	66,581
Bulgari SpA	18,758	195,965
Buongiorno SpA[a]	210,156	340,850
Buzzi Unicem SpA[c]	122,570	1,544,319
Caltagirone Editore SpA	20,750	51,207
Cam Finanziara SpA[a]	280,208	128,887
Carraro SpA[a]	65,736	353,511
CIR SpA[a,c]	992,027	2,097,225
d’Amico International Shipping SAa	51,792	70,652
Danieli SpA RNC	90,877	1,543,699
Davide Campari-Milano SpA	677,232	4,331,381
Digital Multimedia Technologies SpA[a]	11,288	251,018

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Engineering Ingegneria Informatica SpA	2,158	$68,433
ERG SpA	95,629	1,368,760
Gemina SpA[a]	874,084	689,062
Gruppo Editoriale L’Espresso SpA[a]	585,186	1,428,075
Hera SpA	861,468	2,006,641
Immsi SpA	236,882	267,119
Impregilo SpA[a]	386,346	1,179,862
Interpump Group SpA[a]	36,022	283,970
Juventus Football Club SpA[a]	75,032	89,856
Marr SpA	110,616	1,331,526
Poltrona Frau SpA[a]	57,436	73,429
Recordati SpA	387,550	3,520,066
Reply SpA	3,486	95,204
Sabaf SpA	9,960	327,724
Seat Pagine Gialle SpA[a,c]	456,666	52,905
Societa Cattolica di Assicurazioni Scrl	83,903	2,224,699
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA[a]	664	27,465
Sogefi SpA[a]	71,380	222,391
Telecom Italia Media SpA[a]	355,572	95,158
Tiscali SpA[a,c]	1,994,069	244,955
Vittoria Assicurazioni SpA	9,794	47,534

		40,221,890

JAPAN – 24.68%
Access Co. Ltd.[a,c]	336	431,432
Adeka Corp.	99,600	1,143,947
Advance Residence Investment Corp.	1,008	2,119,839
Aeon Delight Co. Ltd.	16,600	308,173
AIFUL Corp.[a]	58,100	58,859
Airport Facilities Co. Ltd.	16,600	74,764
Akebono Brake Industry Co. Ltd.	16,600	108,195
Alps Electric Co. Ltd.	199,200	2,392,442
Arisawa Manufacturing Co. Ltd.	16,600	91,581
Arnest One Corp.	33,200	431,969
Awa Bank Ltd. (The)	498,000	3,069,572
Bank of Iwate Ltd. (The)	49,800	2,340,168

Security	Shares	Value
Bank of Nagoya Ltd. (The)	336,000	$1,074,478
Calsonic Kansei Corp.[a]	336,000	1,402,563
Capcom Co. Ltd.	67,200	1,151,578
Circle K Sunkus Co. Ltd.	16,600	267,043
COMSYS Holdings Corp.	184,800	1,926,269
CSK Holdings Corp.[a]	132,800	565,693
Culture Convenience Club Co. Ltd.[c]	167,400	919,443
CyberAgent Inc.	664	1,876,187
DA Office Investment Corp.	336	1,163,471
Daifuku Co. Ltd.	168,000	1,222,116
Daihen Corp.	336,000	1,521,494
Daikyo Inc.[a]	332,000	664,567
Dainippon Screen Manufacturing Co. Ltd.[a]	332,000	3,055,389
Daio Paper Corp.	168,000	1,181,106
Daishi Bank Ltd. (The)	830,000	2,816,307
Daiwabo Holdings Co. Ltd.	168,000	442,915
DIC Corp.	166,000	370,780
DISCO Corp.	33,600	2,251,483
Don Quijote Co. Ltd.	67,200	2,167,821
Dr. Ci:Labo Co. Ltd.[c]	332	1,239,985
Duskin Co. Ltd.	132,800	2,530,219
Ebara Corp.[a]	504,000	2,454,486
EDION Corp.	134,400	1,194,229
Exedy Corp.	67,200	2,261,326
Frontier Real Estate Investment Corp.	166	1,535,799
Fuji Machine Manufacturing Co. Ltd.	101,000	2,157,329
Fuji Oil Co. Ltd.	83,000	1,204,528
Fuji Soft Inc.	67,200	1,140,915
Fujikura Ltd.	504,000	2,442,182
Funai Electric Co. Ltd.	33,600	1,119,590
Furuno Electric Co. Ltd.	33,200	172,220
Futaba Industrial Co. Ltd.[a]	16,600	123,999
Global One Real Estate Investment Corp. Ltd.	332	3,099,963
Glory Ltd.	100,800	2,401,582
GMO Internet Inc.	149,400	838,814
Gunze Ltd.	166,000	694,959
H.I.S. Co. Ltd.	67,200	1,751,974
H2O Retailing Corp.[c]	332,000	2,455,657

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Hanwa Co. Ltd.	504,000	$2,436,031
Haseko Corp.[a]	1,513,000	1,403,491
Heiwa Real Estate Co. Ltd.	588,000	1,801,391
Heiwa Real Estate REIT Inc.	166	108,397
Higo Bank Ltd. (The)	498,000	2,631,930
Hitachi Zosen Corp.[c]	1,260,000	1,922,373
Hogy Medical Co. Ltd.	33,200	1,519,590
Hokkoku Bank Ltd. (The)	672,000	2,280,190
Honeys Co. Ltd.	48,140	612,840
Hosiden Corp.	134,200	1,410,304
House Foods Corp.	66,400	1,099,778
Hyakugo Bank Ltd. (The)	504,000	2,251,483
Hyakujushi Bank Ltd. (The)	664,000	2,528,598
Iino Kaiun Kaisha Ltd.	185,200	843,154
Inabata & Co. Ltd.	99,600	633,365
Inui Steamship Co. Ltd.	67,200	414,207
Iseki & Co. Ltd.[a,c]	336,000	947,345
Ishihara Sangyo Kaisha Ltd.[a,c]	166,000	228,952
IT Holdings Corp.	117,600	1,472,691
Iwai Cosmo Holdings Inc.	16,600	109,816
Izumi Co. Ltd.	134,400	1,978,352
Japan Airport Terminal Co. Ltd.	84,400	1,265,021
Japan Digital Laboratory Co. Ltd.	182,600	1,976,885
Japan Excellent Inc.[c]	336	2,054,632
Japan Logistics Fund Inc.	332	3,176,956
Japan Rental Housing Investments Inc.	332	144,260
Japan Securities Finance Co. Ltd.	199,200	1,458,806
Japan Wind Development Co. Ltd.[a]	166	116,907
Juki Corp.[a]	504,000	1,002,710
Juroku Bank Ltd. (The)	504,000	1,636,324
JVC KENWOOD Holdings Inc.[a]	138,980	605,588
K’s Holdings Corp.	66,460	1,855,980
kabu.com Securities Co. Ltd.	134,400	580,710
Kagome Co. Ltd.	83,000	1,532,760
Kagoshima Bank Ltd. (The)	336,000	2,214,573
Kakaku.com Inc.	336	1,900,842
Kanematsu Corp.[a]	1,344,000	1,377,957
Kayaba Industry Co. Ltd.	336,000	2,665,690
Keihin Corp.	84,000	1,921,348

Security	Shares	Value
Keiyo Bank Ltd. (The)	498,000	$2,552,911
Kenedix Inc.[a]	2,490	630,022
Kenedix Realty Investment Corp.	338	1,561,492
Kewpie Corp.	182,600	2,253,248
Kitz Corp.	336,000	1,533,797
Kiyo Holdings Inc.	1,512,000	2,085,390
Kobayashi Pharmaceutical Co. Ltd.	66,400	3,112,120
Kojima Co. Ltd.	16,600	100,496
Komeri Co. Ltd.	67,200	1,560,864
Leopalace21 Corp.[a,c]	232,400	368,754
Lion Corp.	166,000	883,388
Macnica Inc.	16,600	426,498
Macromill Inc.	33,200	438,858
Maruha Nichiro Holdings Inc.	840,000	1,466,130
Marusan Securities Co. Ltd.	268,800	1,499,348
Matsuya Co. Ltd.[a,c]	50,400	375,862
Meidensha Corp.[c]	166,000	767,899
Meitec Corp.[a]	84,600	1,691,380
MID REIT Inc.	504	1,333,050
Ministop Co. Ltd.	16,600	292,977
Misumi Group Inc.	149,400	3,847,602
Mitsubishi Steel Manufacturing Co. Ltd.	504,000	1,605,566
Mizuno Corp.[c]	498,000	2,473,892
Monex Group Inc.	2,016	561,025
Mori Hills REIT Investment Corp.	166	569,340
Mori Seiki Co. Ltd.	134,400	1,571,527
MORI TRUST Sogo REIT Inc.	336	3,506,408
Musashino Bank Ltd. (The)	67,200	2,033,307
Nagase & Co. Ltd.	166,000	2,145,661
Namura Shipbuilding Co. Ltd.	16,600	87,326
Nanto Bank Ltd. (The)	336,000	1,751,153
Net One Systems Co. Ltd.	1,174	1,854,212
Nichi-Iko Pharmaceutical Co. Ltd.	66,400	1,876,187
Nichicon Corp.	100,600	1,425,566
Nifco Inc.	99,600	2,667,184
Nihon Dempa Kogyo Co. Ltd.	50,400	925,815
Nihon Kohden Corp.	67,400	1,455,274
Nihon Parkerizing Co. Ltd.	166,000	2,332,064

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Nihon Unisys Ltd.	168,000	$1,271,329
Nippon Coke & Engineering Co. Ltd.	415,000	866,166
Nippon Denko Co. Ltd.	168,000	1,259,026
Nippon Kayaku Co. Ltd.	332,000	3,472,769
Nippon Konpo Unyu Soko Co. Ltd.	166,000	1,965,336
Nippon Light Metal Co. Ltd.[a]	1,176,000	2,483,193
Nippon Paint Co. Ltd.	498,000	3,865,837
Nippon Seiki Co. Ltd.	168,000	2,038,228
Nippon Sharyo Ltd.	336,000	1,857,781
Nippon Shinyaku Co. Ltd.	168,000	2,366,313
Nippon Shokubai Co. Ltd.	166,000	1,843,769
Nippon Suisan Kaisha Ltd.	504,000	1,624,021
Nippon Yakin Kogyo Co. Ltd.[a]	168,000	492,127
Nishi-Nippon Railroad Co. Ltd.	830,000	3,454,534
Nishimatsuya Chain Co. Ltd.	134,400	1,207,353
Nisshin OilliO Group Ltd. (The)	336,000	1,710,143
Nitto Boseki Co. Ltd.	672,000	1,714,244
NSD Co. Ltd.	134,400	1,399,282
Ogaki Kyoritsu Bank Ltd. (The)	504,000	1,679,385
Okasan Securities Group Inc.	504,000	1,968,510
Oki Electric Industry Co. Ltd.[a]	1,342,000	1,146,589
Okinawa Electric Power Co. Inc. (The)	33,600	1,583,010
Okuma Corp.[a]	170,000	1,421,335
Onoken Co. Ltd.	16,600	147,096
Orient Corp.[a]	587,000	694,971
ORIX JREIT Inc.	504	3,125,009
Osaka Securities Exchange Co. Ltd.	336	1,720,395
OSG Corp.	184,800	2,740,535
Pacific Metals Co. Ltd.	168,000	1,439,473
PARK24 Co. Ltd.	249,000	2,692,713
Pioneer Corp.[a]	268,800	1,161,421
Point Inc.	26,820	1,227,572
Premier Investment Corp.	166	792,213
Press Kogyo Co. Ltd.[a]	336,000	1,673,233
Prima Meat Packers Ltd.	166,000	200,586
Promise Co. Ltd.[c]	91,300	805,687
Rengo Co. Ltd.	336,000	2,251,483
Resorttrust Inc.	166,000	2,798,072
Roland Corp.	117,600	1,489,916

Security	Shares	Value
Ryohin Keikaku Co. Ltd.	50,400	$2,171,512
Saizeriya Co. Ltd.	50,800	1,003,227
San-in Godo Bank Ltd. (The)	336,000	2,522,153
Sanken Electric Co. Ltd.[c]	336,000	1,804,467
Sankyu Inc.	504,000	2,226,877
Sanrio Co. Ltd.	49,800	1,358,513
Sanshin Electronics Co. Ltd.	16,600	143,449
Sanwa Holdings Corp.	674,000	2,130,673
Sanyo Shokai Ltd.	168,000	625,412
Sanyo Special Steel Co. Ltd.	336,000	2,083,339
SATO Corp.	16,600	207,880
Sawai Pharmaceutical Co. Ltd.[c]	33,200	2,905,456
Seino Holdings Co. Ltd.	336,000	2,337,605
Shiga Bank Ltd. (The)	498,000	2,747,419
Shima Seiki Manufacturing Ltd.	50,400	1,195,255
Shimachu Co. Ltd.	101,000	2,274,442
Shinko Plantech Co. Ltd.	117,600	1,194,229
Simplex Technology Inc.	1,162	594,261
Sinfonia Technology Co. Ltd.[c]	336,000	1,152,398
Skymark Airlines Inc.[c]	49,800	800,520
So-net Entertainment Corp.	332	1,137,058
So-net M3 Inc.[c]	168	894,032
Sotetsu Holdings Inc.	1,328,000	4,262,956
Star Micronics Co. Ltd.	100,800	1,090,062
Sumitomo Bakelite Co. Ltd.	498,000	2,954,083
Sumitomo Forestry Co. Ltd.	269,000	2,475,601
Sumitomo Osaka Cement Co. Ltd.	674,000	1,489,003
Sumitomo Warehouse Co. Ltd. (The)	498,000	2,644,086
Tadano Ltd.	336,000	1,751,153
Taiyo Yuden Co. Ltd.	168,000	2,548,810
Takara Holdings Inc.	336,000	1,993,116
Teikoku Piston Ring Co. Ltd.	49,800	550,699
Toagosei Co. Ltd.	498,000	2,492,127
TOC Co. Ltd.	268,600	1,176,949
Toda Corp.	504,000	1,937,752
Toho Holdings Co. Ltd.	84,000	1,137,019
Toho Zinc Co. Ltd.	336,000	1,685,536
Tokai Carbon Co. Ltd.	336,000	1,972,611
Tokai Rika Co. Ltd.	16,600	332,892
Tokai Tokyo Financial Holdings Inc.	504,000	1,802,417

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Tokyo Dome Corp.[a,c]	504,000	$1,218,015
Tokyo Seimitsu Co. Ltd.	84,200	1,354,517
Tokyo Tomin Bank Ltd. (The)	67,200	916,177
Tokyu Construction Co. Ltd.	19,920	58,109
TOKYU REIT Inc.	336	2,337,605
TOMONY Holdings Inc.[a]	33,200	136,561
Tomy Co. Ltd.	182,600	1,517,766
Topcon Corp.	168,000	900,183
Topre Corp.	33,200	260,154
Toshiba Machine Co. Ltd.	336,000	1,796,265
Toyo Construction Co. Ltd.	166,000	91,175
Toyo Kanetsu K.K.	166,000	303,918
Toyota Auto Body Co. Ltd.	16,600	312,022
TS Tech Co. Ltd.	67,200	1,359,912
Tsukuba Bank Ltd.[a]	166,000	587,575
ULVAC Inc.	50,400	1,295,525
United Urban Investment Corp.	315	430,612
USEN Corp.[a]	325,360	266,070
VeriSign Japan K.K.	332	148,312
Wacom Co. Ltd.	672	1,121,230
Works Applications Co. Ltd.	996	486,269
Xebio Co. Ltd.	67,200	1,538,718
Yamatake Corp.	100,800	2,344,987
Yodogawa Steel Works Ltd.	498,000	2,206,445
Yoshinoya Holdings Co. Ltd.	1,992	2,608,832
Zappallas Inc.	166	256,102
Zeon Corp.	336,000	3,083,999

		347,571,979

NETHERLANDS – 2.49%
Aalberts Industries NV	133,043	2,635,707
Arcadis NV	89,869	2,101,968
ASM International NVa	39,840	1,446,081
BinckBank NV	84,998	1,482,289
Crucell NVa	79,055	2,655,416
CSM NV CVA	91,225	2,997,914
Eurocommercial Properties NV	4,316	197,014
Imtech NV	89,533	3,291,532
Kardan NVa	61,818	350,960
Koninklijke BAM Groep NV	262,446	1,713,431
Koninklijke Wessanen NVa	251,740	952,574
Mediq NV	116,417	2,137,146

Security	Shares	Value
New World Resources NV Class A	42,828	$696,288
Nutreco NV	41,911	2,987,343
SNS REAAL NVa	137,780	685,316
TomTom NVa,c	19,588	193,706
USG People NVa	98,967	2,089,529
VastNed Retail NV	35,921	2,571,220
Wavin NVa	37,598	523,200
Wereldhave NV	34,717	3,394,141

		35,102,775

NEW ZEALAND – 0.63%
Fisher & Paykel Appliances Holdings Ltd.[a]	1,535,500	664,644
Fisher & Paykel Healthcare Corp. Ltd.	756,296	1,858,961
Freightways Ltd.	1,015,256	2,550,411
Kiwi Income Property Trust	2,424,484	1,892,745
Mainfreight Ltd.	305,440	1,921,771

		8,888,532

NORWAY – 2.42%
BW Offshore Ltd.[a]	133,330	341,638
BWG Homes ASA[a]	33,200	133,353
Cermaq ASA[a]	120,200	1,810,507
Deep Sea Supply PLC[a]	83,000	186,091
Det norske oljeselskap ASA[a]	33,200	162,668
DNO International ASA[a]	1,018,292	1,706,571
EDB Business Partner ASA[a]	30,821	80,041
Eltek ASA[a]	481,400	395,892
Fred Olsen Energy ASA	52,023	2,255,310
Frontline Ltd.[c]	58,008	1,486,367
Golden Ocean Group Ltd.[c]	218,788	273,298
Grieg Seafood ASA	83,000	304,642
Kongsberg Automotive Holding ASA[a]	265,600	209,226
Marine Harvest ASA	2,637,298	2,967,899
Morpol ASA[a]	22,244	78,178
Norse Energy Corp. ASA[a]	664,000	165,542
Norske Skogindustrier ASA[a,c]	116,698	432,368
Northern Offshore Ltd.[a]	157,368	388,247
Norwegian Energy Co. ASA[a]	166,000	543,183
Norwegian Property ASA[a]	556,100	982,041
Opera Software ASA[c]	66,400	300,044

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Petroleum Geo-Services ASA[a]	130,476	$1,931,405
Prosafe SE	55,112	410,386
Schibsted ASA	62,471	1,874,363
Sevan Marine ASA[a]	498,000	527,233
Songa Offshore SEa	100,800	554,963
SpareBank 1 SMN	277,693	2,632,241
Stolt-Nielsen Ltd.	70,172	1,609,742
Storebrand ASA[a]	338,570	2,663,565
TGS-NOPEC Geophysical Co. ASA	120,054	2,828,859
Tomra Systems ASA	276,938	1,807,592
Veidekke ASA	235,200	2,097,110

		34,140,565

PORTUGAL – 0.57%
Mota-Engil SGPS SA	304,058	828,307
Portucel Empresa Produtore de Pasta e Papel SA	918,392	3,121,345
Redes Energeticas Nacionais SA	345,446	1,207,696
Semapa – Sociedade de Investimento e Gestao SGPS SA	232,763	2,846,213

		8,003,561

SINGAPORE – 2.61%
Banyan Tree Holdings Ltd.[a]	2,018,000	1,734,219
Biosensors International Group Ltd.[a]	1,678,000	1,455,141
Cambridge Industrial Trust	1,494,000	606,937
CapitaCommercial Trust	2,016,000	2,252,250
CDL Hospitality Trusts	1,162,000	1,906,406
CH Offshore Ltd.	664,000	251,594
Chemoil Energy Ltd.[a]	166,000	57,270
Creative Technology Ltd.	8,300	24,835
CSE Global Ltd.	332,000	326,813
Ezra Holdings Ltd.[c]	1,008,000	1,291,500
Frasers Centrepoint Trust[c]	291,000	343,289
Frasers Commercial Trust	3,818,000	507,078
Gallant Venture Ltd.[a]	664,000	210,094
GMG Global Ltd.[a]	830,000	194,531
Hi-P International Ltd.	166,000	143,953
Hyflux Ltd.[c]	245,500	427,707
Indofood Agri Resources Ltd.[a,c]	504,000	980,437
k1 Ventures Ltd.	332,000	38,906

Security	Shares	Value
KS Energy Services Ltd.[a]	166,000	$138,766
Li Heng Chemical Fibre Technologies Ltd.[c]	1,494,000	233,438
Lippo-Mapletree Indonesia Retail Trust	830,000	359,883
M1 Ltd.[c]	332,000	635,469
Mapletree Logistics Trust	1,044,000	762,609
Metro Holdings Ltd.	3,818,000	2,535,391
Midas Holdings Ltd.[c]	166,000	119,961
Oceanus Group Ltd.[a]	1,162,000	267,805
OSIM International Ltd.[c]	332,000	402,031
Pacific Century Regional Developments Ltd.	498,000	83,648
Raffles Education Corp. Ltd.[a,c]	2,016,000	480,375
Singapore Airport Terminal Services Ltd.	166,000	360,531
Singapore Post Ltd.[c]	4,814,000	4,437,906
SMRT Corp. Ltd.	1,494,000	2,381,062
Sound Global Ltd.[a,c]	498,000	287,906
Straits Asia Resources Ltd.[c]	672,000	1,365,000
Suntec REIT	3,486,000	4,221,328
Tat Hong Holdings Ltd.	166,000	119,313
Venture Corp. Ltd.[c]	336,000	2,543,625
Wing Tai Holdings Ltd.	1,176,000	1,506,750
Yanlord Land Group Ltd.	664,000	798,875

		36,794,632

SPAIN – 1.69%
Abengoa SAc	59,788	1,667,665
Almirall SA	69,720	808,658
Amper SAa	8,568	34,300
Avanzit SAa	213,316	142,426
Banco Pastor SAc	240,994	1,392,647
Bolsas y Mercados Espanoles	67,126	1,897,192
Construcciones y Auxiliar de Ferrocarriles SA	4,316	2,345,295
Ebro Puleva SA	123,338	2,575,337
FAES FARMA SA	298,860	1,182,091
Gamesa Corporacion Tecnologica SAa	4,316	33,136
NH Hoteles SAa,c	105,410	624,314
Obrascon Huarte Lain SA	54,282	1,745,907

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Papeles y Cartones de Europa SAa	248,949	$1,252,604
Tecnicas Reunidas SA	32,204	1,989,474
Tubacex SAa	307,119	1,128,441
Tubos Reunidos SAa	329,402	835,478
Viscofan SA	84,660	3,080,466
Zeltia SAa	257,964	990,272

		23,725,703

SWEDEN – 3.55%
Alliance Oil Co. Ltd. SDR[a]	25,500	431,857
Axis Communications AB	30,710	637,578
B & B Tools AB Class B	13,944	248,835
BioInvent International ABa	70,052	315,930
Black Earth Farming Ltd. SDR[a]	55,112	254,551
Castellum AB	250,686	3,506,739
D. Carnegie & Co. ABb,c	25,632	–
Elekta AB Class B	109,062	4,423,369
Eniro ABa	71,579	323,930
EOS Russia ABa	58,100	460,806
Fabege AB	258,841	2,837,882
Gunnebo ABa	47,974	374,899
Hakon Invest ABc	100,800	1,732,188
Haldex ABa	10,624	165,219
Hexpol ABc	67,200	1,703,449
HiQ International ABa	56,274	311,552
Industrial & Financial Systems Class B	12,782	207,227
Intrum Justitia AB	134,400	2,131,923
JM AB	99,600	2,311,776
Kungsleden AB	213,552	2,050,750
Lindab International ABa	100,800	1,429,643
Loomis AB Class B	116,121	1,760,709
Lundbergforetagen AB	3,818	286,428
Lundin Petroleum ABa	102,754	1,284,775
Meda AB Class A	235,200	1,947,731
NCC AB Class B	100,800	2,360,792
Net Entertainment NE ABa	28,054	279,220
Net Insight AB Class Ba,c	256,304	124,360
Nibe Industrier AB Class B	164,513	2,596,799
Niscayah Group AB	650,635	1,305,267
Nobia ABa	279,378	2,498,229
Oriflame Cosmetics SA SDR	44,116	2,132,305

Security	Shares	Value
PA Resources ABa	620,200	$487,074
Peab AB	245,077	2,077,166
Proffice AB Class B	66,400	340,764
RNB RETAIL AND BRANDS ABa	76,028	95,770
Saab AB	7,470	142,308
SAS ABa	128,155	486,292
TradeDoubler ABa	83,000	567,941
Transcom WorldWide SA Class B SDR[c]	20,252	75,588
Trelleborg AB Class B	287,346	3,340,323

		50,049,944

SWITZERLAND – 5.28%
Acino Holding AG Registered	3,927	385,324
Advanced Digital Broadcast Holdings SA Registered	2,490	84,798
Allreal Holding AG Registered	9,628	1,408,876
Ascom Holding AG Registered[a]	52,788	766,835
Bank Sarasin & Compagnie AG Class B Registered	62,984	2,909,068
Banque Cantonale Vaudoise Registered	332	186,555
Barry Callebaut AG Registered[a]	2,836	2,280,209
Basilea Pharmaceutica AG Registered[a]	10,633	822,667
Basler Kantonalbank Participation Certificates	5,146	789,712
Bucher Industries AG Registered	9,872	1,922,605
Burckhardt Compression Holding AG	6,720	1,916,628
Charles Voegele Holding AG Bearer[a]	18,493	1,065,712
Clariant AG Registered[a]	241,966	4,292,634
COLTENE Holding AG Registered	1,328	84,303
Dufry AG Registered[a]	14,774	1,778,257
EMS-Chemie Holding AG Registered	5,478	924,028
Flughafen Zurich AG Registered	5,316	2,238,926
Forbo Holding AG Registered	3,520	2,307,583
Galenica Holding AG Registered[c]	6,533	3,601,441

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Gategroup Holding AGa	35,307	$1,935,093
Georg Fischer AG Registered[a]	4,980	2,697,621
Gottex Fund Management Holdings Ltd.	5,976	46,872
Gurit Holding AG	664	401,728
Helvetia Holding AG	1,660	681,472
Inficon Holding AG	830	156,345
Kaba Holding AG Class B Registered	6,972	2,819,518
Kardex AG Bearer[a]	8,134	272,244
Komax Holding AGa	3,984	456,635
Kuoni Reisen Holding AG Class B Registered	4,980	2,290,858
LifeWatch AG Registered[a]	16,972	158,043
Meyer Burger Technology AGa	27,722	859,997
Mobilezone Holding AG	68,060	749,663
Mobimo Holding AG Registered[a]	3,486	751,253
Nobel Biocare Holding AG Registered	49,800	1,027,640
OC Oerlikon Corp. AG Registered[a]	44,820	273,790
Orascom Development Holding AGa	4,824	223,835
Panalpina Welttransport Holding AG Registered[a]	17,346	2,222,592
Partners Group Holding AG	15,384	2,680,105
Petroplus Holdings AGa	77,892	1,282,381
Phoenix Mecano AG	166	117,568
PSP Swiss Property AG Registered[a]	50,718	3,980,687
PubliGroupe SA Registered[a]	332	38,088
Rieter Holding AG Registered[a]	5,324	2,022,740
Schulthess Group AG Registered	21,295	994,892
Schweizerische National- Versicherungs- Gesellschaft AG	5,146	179,082
Sulzer AG Registered	24,943	3,466,776
Swiss Prime Site AG Registered[a]	41,666	3,039,647
Swisslog Holding AG Registered	382,464	366,325
Tecan AG Registered	26,929	2,302,714
Temenos Group AG Registered[a]	70,462	2,774,537

Security	Shares	Value
Valartis Group AG Bearer	1,494	$41,021
Valora Holding AG Registered	6,554	2,238,955
Von Roll Holding AG Bearer[c]	106,362	519,557
Zehnder Group AG	166	450,487
Zueblin Immobilien Holding AG Registered[a]	29,548	123,582

		74,410,504

UNITED KINGDOM – 19.68%
Abcam PLC	29,114	156,805
Aberdeen Asset Management PLC	789,380	2,813,267
Aegis Group PLC	1,178,196	2,632,610
Afren PLC[a]	804,602	1,871,296
Amlin PLC	527,764	3,300,232
Anglo Pacific Group PLC	43,492	233,024
Ashmore Group PLC	33,366	186,520
Ashtead Group PLC	674,491	1,793,408
ASOS PLC[a]	36,520	879,194
Aurelian Oil & Gas PLC[a]	54,824	67,398
AVEVA Group PLC	98,438	2,604,760
Avis Europe PLC[a]	26,039	95,887
Avocet Mining PLC[a]	112,050	384,976
Barratt Developments PLC[a]	789,688	1,165,590
BBA Aviation PLC	650,554	2,323,716
Bellway PLC	166,529	1,633,770
Berkeley Group Holdings PLC (The) Units[a]	14,442	204,607
Bodycote PLC	295,878	1,359,210
Booker Group PLC	27,890	25,799
Borders & Southern Petroleum PLC[a]	319,384	322,291
Bovis Homes Group PLC[a]	235,396	1,649,575
Bowleven PLC[a]	177,288	994,609
Brit Insurance Holdings NVa	98,685	1,653,399
Britvic PLC	349,596	2,512,005
BTG PLC[a]	388,274	1,397,450
Cable & Wireless Communications PLC	2,304,680	1,706,960
Cape PLC	89,972	677,330
Capital & Counties Properties PLC	437,460	1,033,535
Capital & Regional PLC[a]	130,476	76,281

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
Carillion PLC	604,904	$3,723,503
Catlin Group Ltd.	370,272	2,194,408
Centamin Egypt Ltd.[a]	712,472	1,556,600
Ceres Power Holdings PLC[a]	32,868	38,958
Charter International PLC	180,011	2,328,286
Chaucer Holdings PLC	187,580	153,233
Chemring Group PLC	50,132	2,700,454
Close Brothers Group PLC	214,224	2,906,340
CLS Holdings PLC[a]	12,782	107,486
COLT Group SAa	520,755	1,209,473
Computacenter PLC	87,150	611,834
Cookson Group PLC[a]	275,560	2,932,959
Costain Group PLC	21,580	76,045
Cranswick PLC	22,576	309,178
Croda International PLC	100,762	2,404,794
CSR PLC[a]	189,484	1,170,623
Daily Mail & General Trust PLC Class A NVS	302,646	2,714,675
Dairy Crest Group PLC	237,076	1,473,378
Davis Service Group PLC (The)	350,426	2,363,613
De La Rue PLC	128,650	1,374,455
Debenhams PLC[a]	1,256,977	1,322,780
Dechra Pharmaceuticals PLC	73,434	599,877
Derwent London PLC	29,714	747,232
Desire Petroleum PLC[a]	245,514	151,402
Development Securities PLC	105,742	355,682
Devro PLC	267,758	986,856
Dialog Semiconductor PLC[a]	41,168	928,459
Drax Group PLC	112,216	697,399
DS Smith PLC	532,030	1,720,550
DSG International PLC[a]	3,853,690	1,261,072
easyJet PLC[a]	214,896	1,304,555
Electrocomponents PLC	650,299	2,720,703
Elementis PLC	381,800	794,401
EnQuest PLC[a]	506,520	1,147,204
Enterprise Inns PLC[a]	283,362	487,008
Falkland Oil & Gas Ltd.[a]	85,988	129,467
Faroe Petroleum PLC[a]	113,046	356,711
Fenner PLC	112,382	616,527
Ferrexpo PLC	114,374	774,564
Fidessa Group PLC	27,556	678,399
Filtrona PLC	660,568	2,977,395
Findel PLC[a]	210,986	49,847

Security	Shares	Value
Forth Ports PLC	78,414	$1,714,435
Galiform PLC[a]	840,956	1,578,686
Galliford Try PLC	16,434	82,260
GAME Group PLC (The)	493,243	529,335
Gem Diamonds Ltd.[a]	72,708	314,733
Genus PLC	34,362	489,300
GKN PLC	1,590,944	5,145,008
Go-Ahead Group PLC (The)	59,096	1,178,480
Grainger PLC	182,434	287,684
Great Portland Estates PLC	35,026	202,083
Greene King PLC	296,642	2,243,641
Greggs PLC	109,062	814,056
Gulf Keystone Petroleum Ltd.[a]	601,584	1,532,104
Halfords Group PLC	273,734	1,779,683
Halma PLC	692,220	3,746,512
Hampson Industries PLC	175,794	101,368
Hamworthy PLC	22,244	177,790
Hardy Oil & Gas PLC[a]	25,564	61,421
Hargreaves Lansdown PLC	24,568	210,532
Hays PLC	1,325,067	2,570,259
Henderson Group PLC	985,079	2,407,800
Heritage Oil PLC[a]	236,883	1,236,933
Highland Gold Mining Ltd.[a]	54,448	153,275
Hikma Pharmaceuticals PLC	100,928	1,299,758
Hiscox Ltd.	521,408	3,141,892
HMV Group PLC	781,271	294,079
Hochschild Mining PLC	179,446	1,392,300
Holidaybreak PLC	7,304	40,216
Homeserve PLC	406,349	2,850,809
Hunting PLC	175,706	2,195,210
IG Group Holdings PLC	362,439	2,624,026
Imagination Technologies Group PLC[a]	143,258	826,298
IMI PLC	260,122	3,629,026
Inchcape PLC[a]	453,858	2,703,591
Informa PLC	667,229	4,605,176
Intermediate Capital Group PLC	454,674	2,474,676
International Personal Finance PLC	309,756	1,696,839
Interserve PLC	253,038	1,099,386
Jardine Lloyd Thompson Group PLC	144,254	1,467,224
Jazztel PLC[a]	271,950	1,418,669

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
JD Wetherspoon PLC	203,682	$1,447,887
JKX Oil & Gas PLC	130,571	608,813
John Wood Group PLC	377,057	3,303,613
Johnston Press PLC[a]	523,896	88,111
Kesa Electricals PLC	708,820	1,463,470
Ladbrokes PLC	949,686	1,988,156
Laird PLC	245,245	635,978
Lavendon Group PLC	44,654	67,591
Logica PLC	1,648,757	3,586,338
Majestic Wine PLC	7,138	47,248
Marshalls PLC	85,988	157,014
Marston’s PLC	1,061,736	1,738,050
McBride PLC	147,525	366,499
Mecom Group PLC[a]	83,000	365,600
Meggitt PLC	437,908	2,490,039
Melrose PLC	450,693	2,273,978
Melrose Resources PLC	46,480	174,956
Michael Page International PLC	410,529	3,527,836
Micro Focus International PLC	225,482	1,481,502
Millennium & Copthorne Hotels PLC	14,276	132,398
Minerva PLC[a]	88,146	141,188
Misys PLC[a]	552,780	3,004,215
Mitchells & Butlers PLC[a]	344,450	1,901,789
Mondi PLC	388,606	3,174,494
Moneysupermarket.com Group PLC	312,744	447,838
Morgan Crucible Co. PLC (The)	426,220	1,855,573
Morgan Sindall Group PLC	25,564	278,236
Mouchel Group PLC	63,910	142,291
National Express Group PLC[a]	405,704	1,588,850
Northern Foods PLC	416,584	497,111
Northgate PLC[a]	59,760	280,222
Northumbrian Water Group PLC	610,916	2,891,571
Pace PLC	307,959	941,166
Paragon Group of Companies PLC	450,192	1,378,734
PartyGaming PLC[a,c]	224,152	685,040
Pendragon PLC[a]	275,726	82,808
Pennon Group PLC	367,869	3,553,083
Persimmon PLC	315,068	2,062,042
Petra Diamonds Ltd.[a]	178,782	495,410
Petropavlovsk PLC	155,289	2,544,551

Security	Shares	Value
Playtech Ltd.[c]	174,466	$1,073,092
Premier Farnell PLC	544,873	2,530,977
Premier Foods PLC[a]	2,329,243	794,674
Premier Oil PLC[a]	124,922	4,053,902
Primary Health Properties PLC	102,090	531,449
Provident Financial PLC[c]	159,360	2,407,054
Punch Taverns PLC[a]	361,548	397,269
Pursuit Dynamics PLC[a,c]	43,492	245,737
PV Crystalox Solar PLC	256,470	215,670
PZ Cussons PLC	180,608	1,047,515
QinetiQ Group PLC[a]	674,663	1,432,931
Quintain Estates and Development PLC[a]	332,498	207,706
Raven Russia Ltd.	332,830	354,519
Redrow PLC[a]	425,214	808,450
Regus PLC	852,658	1,375,305
Rentokil Initial PLC[a]	1,858,405	2,979,678
Restaurant Group PLC (The)	468,286	2,133,970
Robert Walters PLC	9,296	45,861
Rockhopper Exploration PLC[a]	130,476	744,004
Rotork PLC	42,330	1,111,954
RPS Group PLC	107,734	359,276
Salamander Energy PLC[a]	81,008	377,716
SDL PLC[a]	220,116	2,164,785
Severfield-Rowen PLC	45,152	162,906
Shaftesbury PLC	364,597	2,560,811
Shanks Group PLC	244,186	455,270
SIG PLC[a]	625,832	1,461,538
SOCO International PLC[a]	219,962	1,282,460
Spectris PLC	167,532	3,622,650
Speedy Hire PLC	396,574	182,624
Spirax-Sarco Engineering PLC	12,118	351,709
Spirent Communications PLC	616,026	1,365,620
St. Modwen Properties PLC	58,764	156,719
Stagecoach Group PLC	192,892	648,517
Sterling Energy PLC[a]	108,730	118,863
SuperGroup PLC[a]	25,232	618,355
Tate & Lyle PLC	472,640	4,175,138
Taylor Wimpey PLC[a]	3,083,616	1,712,909
Telecom plus PLC	8,632	62,910
Topps Tiles PLC	69,222	89,533
Travis Perkins PLC	240,274	3,894,773
Trinity Mirror PLC[a]	352,758	471,800

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI EAFE SMALL CAP INDEX FUND

January 31, 2011

Security	Shares	Value
TT electronics PLC	128,982	$373,941
Tullett Prebon PLC	293,986	1,827,062
UK Coal PLC[a]	230,419	166,083
Ultra Electronics Holdings PLC	125,330	3,583,341
UNITE Group PLC[a]	208,164	676,856
United Business Media Ltd.	168,988	1,901,503
Valiant Petroleum PLC[a]	20,252	205,337
Vectura Group PLC[a]	991,192	1,297,897
Victrex PLC	60,590	1,397,521
W.S. Atkins PLC	130,739	1,439,702
Wellstream Holdings PLC	101,610	1,275,990
WH Smith PLC	298,549	2,214,071
William Hill PLC	707,572	2,057,037
Wincanton PLC	298,885	714,518
Wolfson Microelectronics PLC[a]	73,704	356,527
Workspace Group PLC	477,416	194,999
WSP Group PLC	58,100	327,577
Xchanging PLC	436,580	791,948
Yell Group PLC[a,c]	2,066,036	364,020
Yule Catto & Co. PLC	9,130	32,070

		277,108,330

TOTAL COMMON STOCKS
(Cost: $1,181,367,955)		1,403,699,792

PREFERRED STOCKS – 0.01%

GERMANY – 0.01%
Fuchs Petrolub AG	1,328	182,342

		182,342

TOTAL PREFERRED STOCKS
(Cost: $183,719)		182,342

RIGHTS – 0.00%

BELGIUM – 0.00%
Agfa-Gevaert NVa	53,151	146

		146

ISRAEL – 0.00%
Delek Real Estate Ltd.[a,b]	204,844	25,355

		25,355

TOTAL RIGHTS
(Cost: $0)		25,501

Security	Shares	Value
SHORT-TERM INVESTMENTS – 4.43%

MONEY MARKET FUNDS – 4.43%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[e,f,g]	53,894,719	$53,894,719
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[e,f,g]	7,685,154	7,685,154
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[e,f]	715,166	715,166

		62,295,039

TOTAL SHORT-TERM INVESTMENTS
(Cost: $62,295,039)		62,295,039

TOTAL INVESTMENTS IN SECURITIES – 104.12%
(Cost: $1,243,846,713)		1,466,202,674

Other Assets, Less Liabilities – (4.12)%		(57,978,808)

NET ASSETS – 100.00%		$1,408,223,866

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$1,205,966,721	$1,342,192,547	$1,181,551,674
Affiliated issuers (Note 2)	14,195,114	12,172,130	62,295,039

Total cost of investments	$1,220,161,835	$1,354,364,677	$1,243,846,713

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$1,387,079,588	$1,434,900,591	$1,403,907,635
Affiliated issuers (Note 2)	14,195,114	12,172,130	62,295,039

Total fair value of investments	1,401,274,702	1,447,072,721	1,466,202,674
Foreign currencies, at value[b]	1,810,615	1,635,743	2,106,957
Receivables:
Investment securities sold	–	–	2,366
Dividends and interest	1,984,586	1,455,723	1,964,727

Total Assets	1,405,069,903	1,450,164,187	1,470,276,724

LIABILITIES
Payables:
Investment securities purchased	–	873,139	–
Collateral for securities on loan (Note 5)	13,705,909	11,775,665	61,579,873
Investment advisory fees (Note 2)	466,318	476,571	472,985

Total Liabilities	14,172,227	13,125,375	62,052,858

NET ASSETS	$1,390,897,676	$1,437,038,812	$1,408,223,866

Net assets consist of:
Paid-in capital	$1,570,043,742	$1,627,629,209	$1,186,499,378
Distributions in excess of net investment income	(2,572,692)	(4,197,497)	(19,563,304)
Undistributed net realized gain (accumulated net realized loss)	(357,847,715)	(279,134,365)	18,860,995
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	181,274,341	92,741,465	222,426,797

NET ASSETS	$1,390,897,676	$1,437,038,812	$1,408,223,866

Shares outstanding[c]	22,800,000	27,200,000	33,200,000

Net asset value per share	$61.00	$52.83	$42.42

[a]	Securities on loan with values of $13,008,139, $11,181,026 and $58,187,580, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,779,116, $1,626,591 and $2,065,069, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI EAFE Growth Index Fund	iShares MSCI EAFE Value Index Fund	iShares MSCI EAFE Small Cap Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$9,344,413	$16,705,434	$10,891,362
Interest from affiliated issuers (Note 2)	304	494	910
Securities lending income from affiliated issuers (Note 2)	52,406	66,259	414,395

Total investment income	9,397,123	16,772,187	11,306,667

EXPENSES
Investment advisory fees (Note 2)	2,650,117	2,643,051	2,440,353

Total expenses	2,650,117	2,643,051	2,440,353

Net investment income	6,747,006	14,129,136	8,866,314

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(12,438,836)	(17,589,947)	14,433,682
In-kind redemptions	40,831,535	–	25,504,038
Foreign currency transactions	364,299	334,826	423,414

Net realized gain (loss)	28,756,998	(17,255,121)	40,361,134

Net change in unrealized appreciation/depreciation on: Investments	164,829,483	193,460,162	187,418,015
Translation of assets and liabilities in foreign currencies	(11,657)	(78,303)	(34,697)

Net change in unrealized appreciation/depreciation	164,817,826	193,381,859	187,383,318

Net realized and unrealized gain	193,574,824	176,126,738	227,744,452

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$200,321,830	$190,255,874	$236,610,766

[a]	Net of foreign withholding tax of $417,546, $1,162,229 and $643,195, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI EAFE Growth Index Fund		iShares MSCI EAFE Value Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$6,747,006	$24,754,690	$14,129,136	$39,296,451
Net realized gain (loss)	28,756,998	(75,612,389)	(17,255,121)	(65,092,762)
Net change in unrealized appreciation/depreciation	164,817,826	148,698,568	193,381,859	66,222,161

Net increase in net assets resulting from operations	200,321,830	97,840,869	190,255,874	40,425,850

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(9,232,608)	(25,636,999)	(18,447,834)	(41,355,793)

Total distributions to shareholders	(9,232,608)	(25,636,999)	(18,447,834)	(41,355,793)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	48,478,438	82,716,107	40,503,087	176,600,569
Cost of shares redeemed	(139,309,962)	(62,975,907)	–	(93,343,805)

Net increase (decrease) in net assets from capital share transactions	(90,831,524)	19,740,200	40,503,087	83,256,764

INCREASE IN NET ASSETS	100,257,698	91,944,070	212,311,127	82,326,821

NET ASSETS
Beginning of period	1,290,639,978	1,198,695,908	1,224,727,685	1,142,400,864

End of period	$1,390,897,676	$1,290,639,978	$1,437,038,812	$1,224,727,685

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(2,572,692)	$(87,090)	$(4,197,497)	$121,201

SHARES ISSUED AND REDEEMED
Shares sold	800,000	1,600,000	800,000	3,600,000
Shares redeemed	(2,400,000)	(1,200,000)	–	(2,000,000)

Net increase (decrease) in shares outstanding	(1,600,000)	400,000	800,000	1,600,000

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,866,314	$15,916,536
Net realized gain	40,361,134	452,969
Net change in unrealized appreciation/depreciation	187,383,318	35,381,166

Net increase in net assets resulting from operations	236,610,766	51,750,671

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(29,120,373)	(17,465,976)

Total distributions to shareholders	(29,120,373)	(17,465,976)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	194,449,417	664,722,840
Cost of shares redeemed	(56,634,549)	(14,087,529)

Net increase in net assets from capital share transactions	137,814,868	650,635,311

INCREASE IN NET ASSETS	345,305,261	684,920,006

NET ASSETS
Beginning of period	1,062,918,605	377,998,599

End of period	$1,408,223,866	$1,062,918,605

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(19,563,304)	$690,755

SHARES ISSUED AND REDEEMED
Shares sold	4,800,000	18,400,000
Shares redeemed	(1,400,000)	(400,000)

Net increase in shares outstanding	3,400,000	18,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$52.90	$49.95	$68.42	$75.32	$61.72	$50.88

Income from investment operations:
Net investment income[b]	0.30	1.02	1.12	1.70	1.35	1.34
Net realized and unrealized gain (loss)[c]	8.22	2.99	(18.41)	(6.97)	12.94	9.73

Total from investment operations	8.52	4.01	(17.29)	(5.27)	14.29	11.07

Less distributions from:
Net investment income	(0.42)	(1.06)	(1.18)	(1.61)	(0.69)	(0.23)
Net realized gain	–	–	–	(0.02)	–	–

Total distributions	(0.42)	(1.06)	(1.18)	(1.63)	(0.69)	(0.23)

Net asset value, end of period	$61.00	$52.90	$49.95	$68.42	$75.32	$61.72

Total return	16.12%[d]	8.06%	(25.03)%	(7.11)%	23.28%	21.80%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,390,898	$1,290,640	$1,198,696	$1,340,995	$512,154	$246,864
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.02%	1.92%	2.44%	2.30%	1.93%	2.25%
Portfolio turnover rate[f]	16%	28%	33%	37%	28%	35%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008	Year ended Jul. 31, 2007	Period from Aug. 1, 2005[a] to Jul. 31, 2006
Net asset value, beginning of period	$46.39	$46.06	$59.26	$76.71	$63.05	$51.00

Income from investment operations:
Net investment income[b]	0.53	1.46	1.53	2.72	2.16	2.61
Net realized and unrealized gain (loss)[c]	6.60	0.42	(13.43)	(15.42)	12.69	9.69

Total from investment operations	7.13	1.88	(11.90)	(12.70)	14.85	12.30

Less distributions from:
Net investment income	(0.69)	(1.55)	(1.30)	(3.83)	(1.19)	(0.25)
Net realized gain	–	–	–	(0.92)	–	–

Total distributions	(0.69)	(1.55)	(1.30)	(4.75)	(1.19)	(0.25)

Net asset value, end of period	$52.83	$46.39	$46.06	$59.26	$76.71	$63.05

Total return	15.44%[d]	4.15%	(19.73)%	(17.21)%	23.70%	24.18%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,437,039	$1,224,728	$1,142,401	$924,447	$1,196,658	$353,106
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	2.14%	2.99%	3.79%	3.88%	2.95%	4.34%
Portfolio turnover rate[f]	17%	30%	35%	28%	21%	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small Cap Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Dec. 10, 2007[a] to Jul. 31, 2008
Net asset value, beginning of period	$35.67	$32.03	$41.04	$50.70

Income from investment operations:
Net investment income[b]	0.29	0.75	0.74	0.87
Net realized and unrealized gain (loss)[c]	7.38	3.63	(9.19)	(9.98)

Total from investment operations	7.67	4.38	(8.45)	(9.11)

Less distributions from:
Net investment income	(0.92)	(0.74)	(0.56)	(0.55)

Total distributions	(0.92)	(0.74)	(0.56)	(0.55)

Net asset value, end of period	$42.42	$35.67	$32.03	$41.04

Total return	21.59%[d]	13.77%	(20.31)%	(18.03)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$1,408,224	$1,062,919	$377,999	$155,933
Ratio of expenses to average net assets[e]	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets[e]	1.45%	2.13%	2.76%	3.10%
Portfolio turnover rate[f]	7%	15%	23%	15%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI EAFE Growth, iShares MSCI EAFE Value and iShares MSCI EAFE Small Cap Index Funds (each, a “Fund”, collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
MSCI EAFE Growth
Common Stocks	$1,376,739,332	$–	$–	$1,376,739,332
Preferred Stock	10,337,130	–	–	10,337,130
Rights	–	–	3,126	3,126
Short-Term Investments	14,195,114	–	–	14,195,114

	$1,401,271,576	$–	$3,126	$1,401,274,702

MSCI EAFE Value
Common Stocks	$1,429,040,857	$–	$379	$1,429,041,236
Preferred Stocks	5,466,868	–	–	5,466,868
Rights	392,487	–	–	392,487
Short-Term Investments	12,172,130	–	–	12,172,130

	$1,447,072,342	$–	$379	$1,447,072,721

MSCI EAFE Small Cap
Common Stocks	$1,403,280,344	$–	$419,448	$1,403,699,792
Preferred Stocks	182,342	–	–	182,342
Rights	146	–	25,355	25,501
Short-Term Investments	62,295,039	–	–	62,295,039

	$1,465,757,871	$–	$444,803	$1,466,202,674

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

The Funds had tax basis net capital loss carryforwards as of January 31, 2011, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2016	Expiring 2017	Expiring 2018	Total
MSCI EAFE Growth	$2,756,980	$19,510,202	$255,395,852	$277,663,034
MSCI EAFE Value	3,201,806	26,442,709	117,568,907	147,213,422
MSCI EAFE Small Cap	–	663,547	10,826,114	11,489,661

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
MSCI EAFE Growth	$1,234,609,193	$229,192,732	$(62,527,223)	$166,665,509
MSCI EAFE Value	1,402,331,201	173,949,900	(129,208,380)	44,741,520
MSCI EAFE Small Cap	1,261,398,842	270,399,803	(65,595,971)	204,803,832

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.40% based on the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
MSCI EAFE Growth	$27,882
MSCI EAFE Value	35,383
MSCI EAFE Small Cap	222,693

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
MSCI EAFE Growth	$204,127,729	$205,107,505
MSCI EAFE Value	213,732,381	216,186,380
MSCI EAFE Small Cap	93,855,090	88,849,441

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$47,865,088	$137,992,890
MSCI EAFE Value	39,881,268	–
MSCI EAFE Small Cap	167,449,706	55,366,202

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

Trading
iShares Russell Domestic Index Funds	Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

Trading
iShares Domestic Specialty Index Funds	Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

Trading
iShares International Country Index Funds	Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

Trading
iShares Target Date Index Funds	Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	61

The iShares® Family of Funds (Continued)

Trading
iShares U.S. Credit Bond Funds	Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

Trading
iShares AMT-Free Municipal Bond Funds	Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA® ”), FTSE International Limited (“FTSE”), iBoxx® , JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-75-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® MSCI SERIES

JANUARY 31, 2011

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iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund  |  AXDI  |  NYSE Arca

iShares MSCI ACWI ex US Consumer Staples Sector Index Fund  |  AXSL  |  NYSE Arca

iShares MSCI ACWI ex US Energy Sector Index Fund  |  AXEN  |  NYSE Arca

iShares MSCI ACWI ex US Financials Sector Index Fund  |  AXFN  |  NASDAQ

iShares MSCI ACWI ex US Health Care Sector Index Fund  |  AXHE  |  NYSE Arca

iShares MSCI ACWI ex US Industrials Sector Index Fund  |  AXID  |  NYSE Arca

iShares MSCI ACWI ex US Information Technology Sector Index Fund  |  AXIT  |  NYSE Arca

iShares MSCI ACWI ex US Materials Sector Index Fund  |  AXMT  |  NYSE Arca

iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund  |  AXTE  |  NYSE Arca

iShares MSCI ACWI ex US Utilities Sector Index Fund  |  AXUT  |  NYSE Arca

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
22.46%	21.88%	23.76%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	5

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

The iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Discretionary Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer discretionary sector of developed and emerging markets countries, excluding the United States. Component securities include those of manufacturers of automobiles and automotive components, consumer durables and apparel companies, consumer services companies, media producers and retailers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 19.24%, while the total return for the Index was 20.27%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Auto Manufacturers	30.95%

Retail	16.71

Media	14.77

Auto Parts & Equipment	7.40

Home Furnishings	5.48

Lodging	3.75

Apparel	2.99

Holding Companies – Diversified	2.84

Distribution & Wholesale	2.53

Leisure Time	2.13

Food Service	1.63

Entertainment	1.40

Home Builders	1.22

Advertising	1.12

Other*	4.86

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	7.92%

Honda Motor Co. Ltd. (Japan)	4.83

Daimler AG Registered (Germany)	4.63

LVMH Moet Hennessy Louis Vuitton SA (France)	2.61

Hennes & Mauritz AB Class B (Sweden)	2.48

Vivendi SA (France)	2.39

Sony Corp. (Japan)	2.34

Volkswagen AG (Germany)	2.01

Compagnie Financiere Richemont SA Class A Bearer Units (Switzerland)	1.93

Bayerische Motoren Werke AG (Germany)	1.93

TOTAL	33.07%

*	Other includes industries which individually represent less than 1% of net assets.

6	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
10.13%	10.43%	10.67%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Consumer Staples Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the consumer staples sector of developed and emerging markets countries, excluding the United States. Component securities include those of food and drug retailers, food producers, tobacco companies and household products manufacturers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 9.52%, while the total return for the Index was 9.89%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Food	48.98%

Beverages	20.35

Agriculture	11.41

Retail	8.77

Cosmetics & Personal Care	4.22

Household Products & Wares	4.18

Other*	1.79

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	14.01%

British American Tobacco PLC (United Kingdom)	5.45

Tesco PLC (United Kingdom)	3.85

Unilever NV CVA (Netherlands)	3.69

Diageo PLC (United Kingdom)	3.59

Anheuser-Busch InBev NV (Belgium)	2.97

Danone SA (France)	2.81

Unilever PLC (United Kingdom)	2.77

Woolworths Ltd. (Australia)	2.59

Wesfarmers Ltd. (Australia)	2.53

TOTAL	44.26%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	7

Fund Performance Overview

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
23.70%	23.65%	24.12%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Energy Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the energy sector of developed and emerging markets countries, excluding the United States. Component securities include those of energy companies, energy equipment producers, fuel production companies, fuel transportation companies and fuel refineries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 22.40%, while the total return for the Index was 22.76%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Oil & Gas	88.69%

Oil & Gas Services	3.23

Pipelines	2.63

Coal	2.45

Mining	1.13

Other*	1.70

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
BP PLC (United Kingdom)	8.30%

Royal Dutch Shell PLC Class A (United Kingdom)	7.10

Total SA (France)	7.10

Royal Dutch Shell PLC Class B (United Kingdom)	5.33

BG Group PLC (United Kingdom)	4.32

OAO Gazprom SP ADR (Russia)	4.00

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.67

Eni SpA (Italy)	3.61

Suncor Energy Inc. (Canada)	3.59

Petroleo Brasileiro SA SP ADR (Brazil)	3.07

TOTAL	50.09%

*	Other includes industries which individually represent less than 1% of net assets.

8	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns						Cumulative Total Returns

Year Ended 1/31/11			Inception to 1/31/11			Inception to 1/31/11

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
12.98%	14.30%	13.55%	5.65%	6.30%	6.38%	5.84%	6.51%	6.57%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/22/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Financials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the financials sector of developed and emerging markets countries, excluding the United States. Component securities include those of banks, diversified financial companies, insurance companies and real estate companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 8.30%, while the total return for the Index was 8.98%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Banks	60.94%

Insurance	17.49

Diversified Financial Services	8.48

Real Estate	7.16

Real Estate Investment Trusts	3.20

Holding Companies – Diversified	1.38

Other*	1.01

Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	4.70%

Banco Santander SA (Spain)	2.47

Commonwealth Bank of Australia (Australia)	1.90

Royal Bank of Canada (Canada)	1.80

Mitsubishi UFJ Financial Group Inc. (Japan)	1.72

UBS AG Registered (Switzerland)	1.71

Allianz SE Registered (Germany)	1.69

BNP Paribas (France)	1.67

Toronto-Dominion Bank (The) (Canada)	1.66

Westpac Banking Corp. (Australia)	1.59

TOTAL	20.91%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	9

Fund Performance Overview

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
10.71%	10.38%	10.86%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Health Care Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Health Care Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the health care sector of developed and emerging markets countries, excluding the United States. Component securities include those of health care equipment companies, health care services companies, pharmaceuticals companies, biotechnology companies and life sciences companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 13.17%, while the total return for the Index was 13.56%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Pharmaceuticals	78.20%

Health Care – Products	12.10

Chemicals	5.18

Biotechnology	2.53

Health Care – Services	1.25

Manufacturing	0.61

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Novartis AG Registered (Switzerland)	12.19%

Roche Holding AG Genusschein (Switzerland)	11.05

GlaxoSmithKline PLC (United Kingdom)	9.67

Sanofi-Aventis (France)	7.29

Novo Nordisk A/S Class B (Denmark)	5.27

AstraZeneca PLC (United Kingdom)	4.91

Teva Pharmaceutical Industries Ltd. (Israel)	4.82

Bayer AG (Germany)	4.63

Takeda Pharmaceutical Co. Ltd. (Japan)	4.15

CSL Ltd. (Australia)	2.38

TOTAL	66.36%

10	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
22.90%	22.76%	24.28%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	11

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

The iShares MSCI ACWI ex US Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Industrials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the industrials sector of developed and emerging markets countries, excluding the United States. Component securities include those of capital goods companies, commercial and professional services companies and transportation companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 20.11%, while the total return for the Index was 21.40%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Transportation	14.52%

Engineering & Construction	13.65

Manufacturing	9.47

Distribution & Wholesale	7.51

Machinery	7.19

Commercial Services	7.17

Holding Companies – Diversified	5.36

Hand & Machine Tools	5.12

Aerospace & Defense	4.73

Electronics	4.20

Electrical Components & Equipment	3.79

Building Materials	3.53

Airlines	3.35

Metal Fabricate & Hardware	2.52

Machinery – Construction & Mining	2.21

Auto Manufacturers	1.96

Other*	3.53

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Siemens AG Registered (Germany)	6.12%

ABB Ltd. Registered (Switzerland)	3.00

Mitsubishi Corp. (Japan)	2.16

Schneider Electric SA (France)	2.10

Koninklijke Philips Electronics NV (Netherlands)	1.75

Canadian National Railway Co. (Canada)	1.75

Komatsu Ltd. (Japan)	1.73

Mitsui & Co. Ltd. (Japan)	1.68

Fanuc Ltd. (Japan)	1.53

Hutchison Whampoa Ltd. (Hong Kong)	1.50

TOTAL	23.32%

*	Other includes industries which individually represent less than 1% of net assets.

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
19.58%	19.58%	21.98%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

FUND PERFORMANCE OVERVIEWS	13

Fund Performance Overview (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

The iShares MSCI ACWI ex US Information Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Information Technology Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the information technology sector of developed and emerging markets countries, excluding the United States. Component securities include those of software companies, information technology services companies, information technology hardware companies and semiconductor and semiconductor equipment companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 17.69%, while the total return for the Index was 19.36%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Semiconductors	31.40%

Electronics	17.73

Computers	11.56

Telecommunications	9.11

Software	8.00

Office & Business Equipment	6.54

Electrical Components & Equipment	4.95

Internet	3.99

Toys, Games & Hobbies	2.63

Manufacturing	2.00

Other*	1.93

Short-Term and Other Net Assets	0.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. SP GDR (South Korea)	10.69%

Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR (Taiwan)	7.69

Hon Hai Precision Industry Co. Ltd. SP GDR (Taiwan)	5.39

Canon Inc. (Japan)	5.10

SAP AG (Germany)	4.53

Nokia OYJ (Finland)	3.67

Telefonaktiebolaget LM Ericsson Class B (Sweden)	3.47

Infosys Technologies Ltd. SP ADR (India)	3.26

Research In Motion Ltd. (Canada)	2.71

Nintendo Co. Ltd. (Japan)	2.63

TOTAL	49.14%

*	Other includes industries which individually represent less than 1% of net assets.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
28.11%	27.69%	29.74%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Materials Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the materials sector of developed and emerging markets countries, excluding the United States. Component securities include those of chemical companies, container manufacturing companies, metals and mining companies and paper and forest products companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 22.99%, while the total return for the Index was 24.43%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Mining	51.40%

Chemicals	24.36

Iron & Steel	11.17

Building Materials	5.30

Forest Products & Paper	2.74

Metal Fabricate & Hardware	1.76

Other*	3.16

Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	7.24%

Rio Tinto PLC (United Kingdom)	4.82

BHP Billiton PLC (United Kingdom)	4.04

BASF SE (Germany)	3.61

Vale SA Class A Preferred SP ADR (Brazil)	3.41

Anglo American PLC (United Kingdom)	3.09

Potash Corp. of Saskatchewan Inc. (Canada)	2.59

Vale SA SP ADR (Brazil)	2.42

Barrick Gold Corp. (Canada)	2.31

Xstrata PLC (United Kingdom)	2.17

TOTAL	35.70%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	15

Fund Performance Overview

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
15.90%	15.70%	16.06%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Telecommunication Services Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the telecommunications sector of developed and emerging markets countries, excluding the United States. Component securities include those of diversified telecommunications companies and wireless telecommunications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 11.89%, while the total return for the Index was 12.07%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Telecommunications	96.13%

Internet	3.35

Short-Term and Other Net Assets	0.52

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
Vodafone Group PLC (United Kingdom)	15.54%

Telefonica SA (Spain)	11.03

China Mobile Ltd. (China)	6.21

America Movil SAB de CV Series L (Mexico)	5.98

France Telecom SA (France)	4.43

Deutsche Telekom AG Registered (Germany)	4.18

SoftBank Corp. (Japan)	3.06

NTT DoCoMo Inc. (Japan)	3.05

MTN Group Ltd. (South Africa)	2.95

Koninklijke KPN NV (Netherlands)	2.77

TOTAL	59.20%

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Fund Performance Overview

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

Performance as of January 31, 2011

Cumulative Total Returns

Inception to 1/31/11

NAV	MARKET	INDEX
11.12%	11.08%	11.01%

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 7/13/10.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown in the table above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares MSCI ACWI ex US Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World ex USA Utilities Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index designed to measure the combined equity market performance of the utilities sector of developed and emerging markets countries, excluding the United States. Component securities include those of diversified utilities providers, electric utilities providers, gas utilities providers, water utilities providers, independent power producers and energy trading companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 8.72%, while the total return for the Index was 8.59%.

PORTFOLIO ALLOCATION As of 1/31/11
Industry	Percentage of Net Assets
Electric	71.09%

Gas	20.75

Water	4.57

Energy – Alternate Sources	2.24

Other*	1.15

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 1/31/11
Security	Percentage of Net Assets
E.ON AG (Germany)	8.45%

GDF Suez (France)	7.07

Enel SpA (Italy)	5.36

Iberdrola SA (Spain)	4.87

Tokyo Electric Power Co. Inc. (The) (Japan)	4.55

National Grid PLC (United Kingdom)	4.22

RWE AG (Germany)	4.05

Centrica PLC (United Kingdom)	3.58

Kansai Electric Power Co. Inc. (The) (Japan)	2.67

CLP Holdings Ltd. (Hong Kong)	2.48

TOTAL	47.30%

*	Other includes industries which individually represent less than 1% of net assets.

FUND PERFORMANCE OVERVIEWS	17

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
Consumer Discretionary
Actual	$1,000.00	$1,192.40	0.48%	$2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Consumer Staples
Actual	1,000.00	1,095.20	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Energy
Actual	1,000.00	1,224.00	0.48	2.69
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Financials
Actual	1,000.00	1,083.00	0.48	2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares MSCI ACWI ex US Sector Index Fund	Beginning Account Value (8/1/10)	Ending Account Value (1/31/11)	Annualized Expense Ratio	Expenses Paid During Period[a] (8/1/10 to 1/31/11)
Health Care
Actual	$1,000.00	$1,131.70	0.48%	$2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Industrials
Actual	1,000.00	1,201.10	0.48	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Information Technology
Actual	1,000.00	1,176.90	0.48	2.63
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Materials
Actual	1,000.00	1,229.90	0.48	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Telecommunication Services
Actual	1,000.00	1,118.90	0.48	2.56
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45
Utilities
Actual	1,000.00	1,087.20	0.48	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.80	0.48	2.45

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 96.84%

AUSTRALIA – 1.80%
Billabong International Ltd.	1,396	$11,301
Crown Ltd.	2,724	23,302
Fairfax Media Ltd.[a]	12,596	16,954
Harvey Norman Holdings Ltd.	3,538	10,617
Tabcorp Holdings Ltd.	4,000	27,717
Tatts Group Ltd.	10,998	27,193

		117,084

BRAZIL – 1.09%
Cyrela Brazil Realty SA Empreendimentos e Participacoes SP ADR	200	44,200
Gafisa SA SP ADR	1,898	23,763
Rossi Residencial SA SP GDR	800	3,232

		71,195

CANADA – 3.54%
Canadian Tire Corp. Ltd. Class A	340	21,177
Gildan Activewear Inc.[b]	516	15,182
Magna International Inc. Class A	964	56,351
Shaw Communications Inc. Class B	1,546	32,674
Thomson Reuters Corp.	1,650	65,983
Tim Hortons Inc.	776	31,793
Yellow Media Inc.	1,152	7,060

		230,220

CHINA – 2.83%
Belle International Holdings Ltd.	20,000	34,224
Bosideng International Holdings Ltd.	8,000	2,483
Brilliance China Automotive Holdings Ltd.[b]	20,000	15,008
China Travel International Investment Hong Kong Ltd.[a,b]	28,000	6,178
Dongfeng Motor Group Co. Ltd. Class H	16,000	28,241
Geely Automobile Holdings Ltd.	30,000	14,085
Golden Eagle Retail Group Ltd.	4,000	10,980
GOME Electrical Appliances Holdings Ltd.[b]	56,000	21,191
Great Wall Motor Co. Ltd. Class H	10,000	15,752
Guangzhou Automobile Group Co. Ltd. Class H	13,272	17,025
Parkson Retail Group Ltd.[a]	8,000	13,628

Security	Shares	Value
Skyworth Digital Holdings Ltd.	8,000	$4,987

		183,782

FINLAND – 0.39%
Nokian Renkaat OYJ	468	16,926
Sanoma OYJ	352	8,243

		25,169

FRANCE – 12.61%
Accor SA	640	29,306
Christian Dior SA	284	39,073
Compagnie Generale des Etablissements Michelin Class B	896	65,315
Eutelsat Communications	438	16,000
Hermes International	234	47,288
JCDecaux SAb	290	9,292
Lagardere SCA	506	22,549
LVMH Moet Hennessy Louis Vuitton SA	1,084	169,497
M6-Metropole Television	280	6,858
PagesJaunes Groupe SA	506	5,202
PPR SA	338	54,102
PSA Peugeot Citroen SAb	878	36,852
Publicis Groupe SA	552	28,448
Renault SAb	894	58,569
SES SA FDR	1,378	33,251
Societe Television Francaise 1	526	10,229
Sodexo	466	32,117
Vivendi SA	5,416	155,449

		819,397

GERMANY – 8.65%
Adidas AG	992	61,868
Bayerische Motoren Werke AG	1,628	125,170
Continental AGb	256	20,181
Daimler AG Registered[b]	4,106	300,719
Kabel Deutschland Holding AGb	230	11,604
Puma AG	24	7,515
TUI AGb	814	11,227
Volkswagen AG	156	23,740

		562,024
HONG KONG – 3.28%
Esprit Holdings Ltd.	5,800	27,490
Li & Fung Ltd.	12,000	77,812
Lifestyle International Holdings Ltd.	3,000	7,450
Sands China Ltd.[b]	11,200	27,728

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Shangri-La Asia Ltd.	8,000	$20,883
SJM Holdings Ltd.	6,000	10,052
Wynn Macau Ltd.	8,800	24,439
Yue Yuen Industrial (Holdings) Ltd.[a]	5,000	17,221

		213,075

INDIA – 0.72%
Mahindra & Mahindra Ltd. SP GDR	3,000	46,500

		46,500

INDONESIA – 0.91%
PT Astra International Tbk	11,000	59,450

		59,450

ITALY – 1.69%
Autogrill SpA[b]	1,058	15,245
Fiat SpA	4,156	40,398
Luxottica Group SpA	796	24,162
Mediaset SpA	3,360	21,846
Pirelli & C. SpA	1,038	7,941

		109,592
JAPAN – 32.91%
ABC-Mart Inc.	200	7,284
Aisin Seiki Co. Ltd.	1,000	38,020
Benesse Holdings Inc.	200	8,983
Bridgestone Corp.	3,200	61,555
Canon Marketing Japan Inc.	400	5,741
Casio Computer Co. Ltd.	1,200	8,993
Daihatsu Motor Co. Ltd.	2,000	33,150
Dena Co. Ltd.	400	14,446
Denso Corp.	2,200	81,094
Dentsu Inc.	800	24,421
Fast Retailing Co. Ltd.	200	29,171
Fuji Heavy Industries Ltd.	2,000	17,161
Fuji Media Holdings Inc.	2	3,110
Hakuhodo DY Holdings Inc.	100	5,724
Honda Motor Co. Ltd.	7,400	313,866
Isetan Mitsukoshi Holdings Ltd.	1,600	17,986
Isuzu Motors Ltd.	6,000	28,268
J. Front Retailing Co. Ltd.	2,000	10,350
Jupiter Telecommunications Co. Ltd.	10	10,253
Marui Group Co. Ltd.	1,000	8,471
Mazda Motor Corp.	8,000	23,630
McDonald’s Holdings Co. (Japan) Ltd.	400	9,779
Mitsubishi Motors Corp.[b]	20,000	27,829

Security	Shares	Value
Namco Bandai Holdings Inc.	1,000	$10,973
NGK Spark Plug Co. Ltd.	2,000	31,100
Nikon Corp.	1,400	32,467
Nissan Motor Co. Ltd.	11,400	115,489
Nitori Holdings Co. Ltd.	200	16,770
NOK Corp.	600	12,098
Oriental Land Co. Ltd.	200	18,455
Panasonic Corp.	8,800	120,727
Rakuten Inc.[b]	34	29,962
Rinnai Corp.	200	12,669
Sankyo Co. Ltd.	200	11,119
Sega Sammy Holdings Inc.	1,000	20,066
Sekisui Chemical Co. Ltd.	2,000	15,379
Sekisui House Ltd.	2,000	19,504
Shimano Inc.	200	10,009
Sony Corp.	4,400	151,930
Stanley Electric Co. Ltd.	800	15,018
Sumitomo Rubber Industries Inc.	1,200	12,684
Suzuki Motor Corp.	1,600	38,784
Takashimaya Co. Ltd.	2,000	16,502
Toho Co. Ltd.	400	6,586
Toyoda Gosei Co. Ltd.	400	9,354
Toyota Boshoku Corp.	400	7,099
Toyota Industries Corp.	1,000	31,759
Toyota Motor Corp.	12,400	514,586
USS Co. Ltd.	100	8,031
Yamada Denki Co. Ltd.	360	24,475
Yamaha Corp.	800	9,833
Yamaha Motor Co. Ltd.[b]	1,400	25,905

		2,138,618

MEXICO – 1.51%
Desarrolladora Homex SAB de CVb	2,000	10,139
Grupo Elektra SA de CV	240	9,948
Grupo Televisa SA CPO[b]	14,000	67,268
Urbi Desarrollos Urbanos SAB de CVb	4,400	10,621

		97,976

NETHERLANDS – 1.32%
Reed Elsevier NV	3,398	44,313
Wolters Kluwer NV	1,798	41,265

		85,578

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
NEW ZEALAND – 0.19%
Sky City Entertainment Group Ltd.	5,000	$12,676

		12,676

PHILIPPINE ISLANDS – 0.31%
Jollibee Foods Corp.	11,800	19,982

		19,982

POLAND – 0.13%
Cyfrowy Polsat SA	352	1,944
TVN SA	1,166	6,769

		8,713

SINGAPORE – 2.17%
Genting Singapore PLC[a,b]	44,000	69,438
Jardine Cycle & Carriage Ltd.	2,000	53,125
Singapore Press Holdings Ltd.	6,000	18,609

		141,172

SOUTH AFRICA – 2.70%
Foschini Group Ltd. (The)	1,332	14,746
Imperial Holdings Ltd.	978	14,993
Naspers Ltd. Class N	1,762	91,536
Steinhoff International Holdings Ltd.[b]	6,832	22,152
Truworths International Ltd.	2,142	19,030
Woolworths Holdings Ltd.	4,030	13,190

		175,647

SOUTH KOREA – 0.06%
LG Electronics Inc. SP GDR[c]	200	3,922

		3,922

SPAIN – 1.27%
Gestevision Telecinco SA	540	6,797
Industria de Diseno Textil SA	998	75,514

		82,311

SWEDEN – 3.72%
Electrolux AB Class B	1,336	38,125
Hennes & Mauritz AB Class B	4,906	161,442
Husqvarna AB Class B	2,804	23,395
Modern Times Group MTG AB Class B	272	18,929

		241,891

SWITZERLAND – 3.00%
Compagnie Financiere Richemont SA Class A Bearer Units	2,300	125,690
Swatch Group AG (The) Bearer	136	54,797

Security	Shares	Value
Swatch Group AG (The) Registered	200	$14,474

		194,961

THAILAND – 0.67%
BEC World PCL NVDR	32,800	33,442
Indorama Ventures PCL NVDR	7,799	9,845

		43,287

TURKEY – 0.28%
Arcelik AS	3,484	18,125

		18,125

UNITED KINGDOM – 9.09%
British Sky Broadcasting Group PLC	5,062	61,216
Burberry Group PLC	1,954	33,614
Carnival PLC	756	34,511
Compass Group PLC	8,302	73,869
Home Retail Group PLC	3,862	13,356
InterContinental Hotels Group PLC	1,232	25,950
ITV PLC[b]	16,340	20,336
Kingfisher PLC	10,468	42,253
Marks & Spencer Group PLC	7,216	41,205
Next PLC	860	27,233
Pearson PLC	3,580	58,719
Reed Elsevier PLC	5,380	47,611
Thomas Cook Group PLC	3,510	10,716
TUI Travel PLC	2,486	10,074
Whitbread PLC	784	21,788
WPP PLC	5,540	68,549

		591,000

TOTAL COMMON STOCKS (Cost: $5,197,488)		6,293,347

PREFERRED STOCKS – 2.94%

GERMANY – 2.94%
Bayerische Motoren Werke AG	330	17,244
Porsche Automobil Holding SE	464	43,156
Volkswagen AG	806	130,393

		190,793

TOTAL PREFERRED STOCKS (Cost: $113,561)		190,793

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER DISCRETIONARY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
RIGHTS – 0.00%

HONG KONG – 0.00%
Shangri-La Asia Ltd.[b,d]	666	$73

		73

THAILAND – 0.00%
Indorama Ventures PCL NVDR[b]	866	57

		57

TOTAL RIGHTS (Cost: $0)		130

SHORT-TERM INVESTMENTS – 0.64%

MONEY MARKET FUNDS – 0.64%
BlackRock Cash Funds: Institutional,
SL Agency Shares 0.26%[e,f,g]	35,303	35,303
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[e,f,g]	5,034	5,034
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[e,f]	1,559	1,559

		41,896

TOTAL SHORT-TERM INVESTMENTS (Cost: $41,896)		41,896

TOTAL INVESTMENTS IN SECURITIES – 100.42%
(Cost: $5,352,945)		6,526,166

Other Assets, Less Liabilities – (0.42)%		(27,343)

NET ASSETS – 100.00%		$6,498,823

CPO – Certificates of Participation (Ordinary)

FDR – Fiduciary Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 96.69%

AUSTRALIA – 7.58%
Coca-Cola Amatil Ltd.	1,249	$13,997
Foster’s Group Ltd.	5,051	28,452
Goodman Fielder Ltd.	5,008	6,291
Metcash Ltd.	2,839	11,888
Wesfarmers Ltd.	2,196	74,506
Wesfarmers Ltd. Partially Protected	350	12,042
Woolworths Ltd.	2,866	76,293

		223,469

BELGIUM – 3.63%
Anheuser-Busch InBev NV	1,580	87,546
Colruyt SA	380	19,477

		107,023

BRAZIL – 0.96%
BRF – Brasil Foods SA SP ADR	1,700	28,305

		28,305

CANADA – 2.93%
Alimentation Couche-Tard Inc. Class B	286	7,643
Empire Co. Ltd. Class A	51	2,659
George Weston Ltd.	113	8,009
Loblaw Companies Ltd.	240	9,389
Metro Inc. Class A	230	9,945
Saputo Inc.	316	13,205
Shoppers Drug Mart Corp.	587	21,631
Viterra Inc.	1,192	13,943

		86,424

CHILE – 0.25%
Compania Cervecerias Unidas SA SP ADR	50	2,713
Vina Concha y Toro SA SP ADR	100	4,620

		7,333

CHINA – 2.34%
China Agri-Industries Holdings Ltd.	4,000	4,279
China Resources Enterprise Ltd.[a]	4,000	15,675
China Yurun Food Group Ltd.	3,000	9,698
Hengan International Group Co. Ltd.	2,000	14,970
Tingyi (Cayman Islands) Holding Corp.	4,000	9,790
Want Want China Holdings Ltd.	15,000	12,468
Wumart Stores Inc. Class H	1,000	2,099

		68,979

Security	Shares	Value
DENMARK – 0.78%
Carlsberg A/S Class B	231	$23,047

		23,047

FINLAND – 0.25%
Kesko OYJ Class B	150	7,231

		7,231

FRANCE – 9.19%
Carrefour SA	1,377	67,557
Casino Guichard-Perrachon SA	148	14,481
Danone SA	1,375	82,927
L’Oreal SA	540	62,781
Pernod Ricard SA	453	43,245

		270,991

GERMANY – 1.42%
Henkel AG & Co. KGaA	300	15,446
METRO AG	295	20,801
Suedzucker AG	216	5,770

		42,017

GREECE – 0.50%
Coca-Cola Hellenic Bottling Co. SA SP ADR	500	14,845

		14,845

INDONESIA – 1.06%
PT Astra Agro Lestari Tbk	2,500	5,996
PT Gudang Garam Tbk	1,500	6,175
PT Indofood Sukses Makmur Tbk	16,000	8,311
PT Unilever Indonesia Tbk	6,500	10,812

		31,294

IRELAND – 0.39%
Kerry Group PLC Class A	356	11,553

		11,553

ITALY – 0.64%
Parmalat SpA	5,956	18,903

		18,903

JAPAN – 10.46%
AEON Co. Ltd.	1,300	16,375
Ajinomoto Co. Inc.	2,000	22,190
Asahi Breweries Ltd.	900	16,939
Coca-Cola West Co. Ltd.	300	5,474
FamilyMart Co. Ltd.	200	7,445
ITO EN Ltd.	200	3,452

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Japan Tobacco Inc.	10	$37,593
Kao Corp.	1,300	34,035
Kikkoman Corp.	1,000	10,838
Kirin Holdings Co. Ltd.	2,000	26,950
Lawson Inc.	100	4,998
Meiji Holdings Co. Ltd.	200	9,069
Nippon Meat Packers Inc.	1,000	13,243
Nisshin Seifun Group Inc.	500	6,298
Nissin Foods Holdings Co. Ltd.	200	7,111
Sapporo Holdings Ltd.	1,000	4,443
Seven & I Holdings Co. Ltd.	1,700	44,072
Shiseido Co. Ltd.	800	16,131
Unicharm Corp.	300	11,571
UNY Co. Ltd.	500	4,845
Yakult Honsha Co. Ltd.	200	5,654

		308,726

MEXICO – 3.23%
Coca-Cola FEMSA SAB de CV Class L	700	5,522
Fomento Economico Mexicano SAB de CV BD Units	5,200	27,521
Grupo Bimbo SAB de CV Series A	800	6,737
Grupo Modelo SAB de CV Series C	1,500	9,221
Kimberly-Clark de Mexico SAB de CV Series A	1,500	8,264
Wal-Mart de Mexico SAB de CV Series V	13,700	37,959

		95,224

NETHERLANDS – 6.42%
Heineken Holding NV	277	12,312
Heineken NV	583	29,386
Koninklijke Ahold NV	2,862	38,806
Unilever NV CVA	3,676	108,885

		189,389

POLAND – 0.08%
Kernel Holding SAb	80	2,259

		2,259

PORTUGAL – 0.31%
Jeronimo Martins SGPS SA	595	9,006

		9,006

RUSSIA – 0.70%
Magnit OJSC SP GDR[c]	492	12,876

Security	Shares	Value
Wimm-Bill-Dann Foods OJSC SP ADR	232	$7,672

		20,548

SINGAPORE – 1.33%
Golden Agri-Resources Ltd.	20,000	11,016
Olam International Ltd.[a]	5,000	11,875
Wilmar International Ltd.	4,000	16,437

		39,328

SOUTH AFRICA – 1.25%
Massmart Holdings Ltd.	454	9,033
Pick’n Pay Stores Ltd.	815	4,858
Shoprite Holdings Ltd.	969	12,025
Tiger Brands Ltd.	428	11,087

		37,003

SWEDEN – 0.64%
Swedish Match AB	658	19,002

		19,002

SWITZERLAND – 14.56%
Aryzta AG	192	8,490
Lindt & Spruengli AG Participation Certificates	3	7,851
Nestle SA Registered	7,608	413,333

		429,674

THAILAND – 0.62%
Charoen Pokphand Foods PCL NVDR	10,000	7,089
CP All PCL NVDR	9,000	11,215

		18,304

TURKEY – 0.70%
Anadolu Efes Biracilik ve Malt Sanayii AS	753	9,324
BIM Birlesik Magazalar AS	210	6,759
Coca-Cola Icecek AS	416	4,671

		20,754

UNITED KINGDOM – 24.47%
Associated British Foods PLC	750	12,758
British American Tobacco PLC	4,355	160,788
Diageo PLC	5,507	106,026
Imperial Tobacco Group PLC	2,303	65,809
J Sainsbury PLC	3,099	18,937
Reckitt Benckiser Group PLC	1,343	73,032
SABMiller PLC	2,080	67,332
Tesco PLC	17,630	113,718
Unilever PLC	2,812	81,795

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US CONSUMER STAPLES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Wm Morrison Supermarkets PLC	5,053	$21,570

		721,765

TOTAL COMMON STOCKS
(Cost: $2,606,528)		2,852,396

PREFERRED STOCKS – 3.01%

BRAZIL – 2.20%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A SP ADR	300	11,448
Companhia de Bebidas das Americas SP ADR	2,000	53,400

		64,848

GERMANY – 0.81%
Henkel AG & Co. KGaA	394	24,059

		24,059

TOTAL PREFERRED STOCKS
(Cost: $73,639)		88,907

SHORT-TERM INVESTMENTS – 0.45%

MONEY MARKET FUNDS – 0.45%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[d,e,f]	11,623	11,623
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[d,e,f]	1,657	1,657
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	125	125

		13,405

TOTAL SHORT-TERM INVESTMENTS
(Cost: $13,405)		13,405

TOTAL INVESTMENTS IN SECURITIES – 100.15%
(Cost: $2,693,572)		2,954,708

Other Assets, Less Liabilities – (0.15)%		(4,581)

NET ASSETS – 100.00%		$2,950,127

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

26	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 95.93%

AUSTRALIA – 3.46%
Caltex Australia Ltd.	618	$8,281
Origin Energy Ltd.	3,362	55,072
Paladin Energy Ltd.[a]	2,750	13,407
Santos Ltd.	3,014	40,597
Woodside Petroleum Ltd.	1,970	81,785
WorleyParsons Ltd.	742	20,455

		219,597

AUSTRIA – 0.40%
OMV AG	570	25,320

		25,320

BRAZIL – 4.22%
OGX Petroleo e Gas Participacoes SA SP ADR[a]	4,600	47,840
Petroleo Brasileiro SA SP ADR	5,300	194,669
Ultrapar Participacoes SA SP ADR	400	25,372

		267,881

CANADA – 18.14%
ARC Resources Ltd.	474	11,814
Baytex Energy Corp.	120	5,925
Bonavista Energy Corp.	258	7,617
Cameco Corp.	1,412	58,597
Canadian Natural Resources Ltd.	3,798	169,538
Canadian Oil Sands Ltd.	376	10,334
Cenovus Energy Inc.	2,600	89,938
Crescent Point Energy Corp.	688	30,436
Enbridge Inc.	1,304	75,691
EnCana Corp.	2,008	64,782
Enerplus Corp.	664	21,409
Imperial Oil Ltd.	1,044	46,603
Nexen Inc.	1,922	48,326
Niko Resources Ltd.	172	16,766
Pacific Rubiales Energy Corp.	972	33,584
Penn West Petroleum Ltd.	1,532	41,951
Suncor Energy Inc.	5,492	227,641
Talisman Energy Inc.	3,730	85,545
TransCanada Corp.	2,496	91,206
Vermilion Energy Trust	292	13,826

		1,151,529

Security	Shares	Value
CHINA – 7.03%
China Coal Energy Co. Class H	14,000	$20,437
China Oilfield Services Ltd. Class H	8,000	15,475
China Petroleum & Chemical Corp. Class H	60,000	66,113
China Shenhua Energy Co. Ltd. Class H	13,000	52,778
CNOOC Ltd.	66,000	145,618
CNPC (Hong Kong) Ltd.	8,000	11,678
PetroChina Co. Ltd. Class H	80,000	111,035
Yanzhou Coal Mining Co. Ltd. Class H	8,000	23,141

		446,275

COLOMBIA – 0.54%
Ecopetrol SA SP ADR	800	34,192

		34,192

FRANCE – 7.88%
Compagnie Generale de Geophysique-Veritas[a]	506	15,373
Technip SA	350	34,055
Total SA	7,694	450,578

		500,006

INDIA – 1.45%
Reliance Industries Ltd. SP GDR[b]	2,310	91,822

		91,822

INDONESIA – 0.71%
PT Adaro Energy Tbk	42,000	10,445
PT Bumi Resources Tbk	69,000	20,781
PT Indo Tambangraya Megah Tbk	1,000	5,117
PT Tambang Batubara Bukit Asam Tbk	4,000	8,731

		45,074

ITALY – 5.06%
Eni SpA	9,674	229,451
Saipem SpA	1,008	50,497
Tenaris SA	1,772	41,543

		321,491

JAPAN – 2.60%
Cosmo Oil Co. Ltd.	2,000	6,469
Idemitsu Kosan Co. Ltd.	200	21,067
INPEX Corp.	8	51,361
JX Holdings Inc.	8,400	56,902
Showa Shell Sekiyu K.K.	800	6,943
TonenGeneral Sekiyu K.K.	2,000	22,580

		165,322

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
NETHERLANDS – 0.59%
Fugro NV CVA	262	$21,143
SBM Offshore NV	684	16,326

		37,469

NORWAY – 2.63%
Aker Solutions ASA	596	10,834
Seadrill Ltd.	1,028	33,816
Statoil ASA	4,156	100,879
Subsea 7 SA	870	21,163

		166,692

POLAND – 0.48%
Grupa Lotos SAa	240	3,452
Polski Koncern Naftowy Orlen SAa	1,148	19,093
Polskie Gornictwo Naftowe i Gazownictwo SA	6,400	8,122

		30,667

PORTUGAL – 0.31%
Galp Energia SGPS SA Class B	978	19,992

		19,992

RUSSIA – 7.93%
LUKOIL SP ADR	1,700	104,040
OAO Gazprom SP ADR	9,600	254,016
OAO NovaTek SP GDR[c]	304	34,291
OAO Tatneft SP ADR	800	28,440
OAO TMK SP GDR[a,c]	198	3,980
OJSC Rosneft Oil Co. SP GDR[c]	5,800	49,590
Surgutneftegas SP ADR	2,600	28,886

		503,243

SOUTH AFRICA – 1.62%
Sasol Ltd.	2,132	103,066

		103,066

SPAIN – 1.39%
Repsol YPF SA	2,810	88,511

		88,511

SWITZERLAND – 1.04%
Transocean Ltd.[a]	832	65,876

		65,876

THAILAND – 1.35%
Banpu PCL NVDR	600	14,177
IRPC PCL NVDR	35,400	5,786
PTT Aromatics & Refining PCL NVDR	4,000	4,790

Security	Shares	Value
PTT Exploration & Production PCL NVDR	4,200	$21,819
PTT PCL NVDR	3,000	32,530
Thai Oil PCL NVDR	3,000	6,603

		85,705

TURKEY – 0.23%
Turkiye Petrol Rafinerileri AS	576	14,947

		14,947

UNITED KINGDOM – 26.87%
AMEC PLC	1,196	22,988
BG Group PLC	12,216	274,133
BP PLC	67,876	527,131
Petrofac Ltd.	934	23,428
Royal Dutch Shell PLC Class A	12,802	450,816
Royal Dutch Shell PLC Class B	9,734	338,490
Tullow Oil PLC	3,228	68,664

		1,705,650

TOTAL COMMON STOCKS
(Cost: $4,920,390)		6,090,327

PREFERRED STOCKS – 3.90%

BRAZIL – 3.67%
Petroleo Brasileiro SA SP ADR	7,000	232,750

		232,750

RUSSIA – 0.23%
Surgutneftegas SP ADR	2,600	14,924

		14,924

TOTAL PREFERRED STOCKS
(Cost: $229,977)		247,674

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[d,e]	3,104	3,104

		3,104

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,104)		3,104

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US ENERGY SECTOR INDEX FUND

January 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 99.88%
(Cost: $5,153,471)	$6,341,105

Other Assets, Less Liabilities – 0.12%	7,739

NET ASSETS – 100.00%	$6,348,844

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.64%

AUSTRALIA – 10.03%
AMP Ltd.	1,334	$7,115
ASX Ltd.	136	5,066
Australia and New Zealand Banking Group Ltd.	1,624	38,325
AXA Asia Pacific Holdings Ltd.	740	4,751
Bendigo and Adelaide Bank Ltd.	248	2,418
CFS Retail Property Trust	1,360	2,461
Commonwealth Bank of Australia	898	46,968
Dexus Property Group	4,048	3,350
Goodman Group	4,714	3,125
GPT Group	1,275	3,763
Insurance Australia Group Ltd.	1,352	5,136
Lend Lease Group	424	3,724
Macquarie Group Ltd.	172	6,966
Mirvac Group	2,106	2,604
National Australia Bank Ltd.	1,250	30,732
QBE Insurance Group Ltd.	650	11,341
Stockland Corp. Ltd.	1,780	6,389
Suncorp-Metway Ltd.	802	6,892
Westfield Group	1,414	13,872
Westfield Retail Trust[a]	1,414	3,736
Westpac Banking Corp.	1,712	39,241

		247,975

AUSTRIA – 0.57%
Erste Group Bank AG	136	6,824
IMMOEAST AG Escrow[a,b]	372	—
IMMOFINANZ AGa	558	2,463
Raiffeisen International Bank Holding AG	46	2,709
Vienna Insurance Group AG	40	2,179

		14,175

BELGIUM – 0.52%
Ageas	1,536	4,361
Compagnie Nationale a Portefeuille SA	38	2,106
Dexia SAa	8	34
Groupe Bruxelles Lambert SA	46	4,146
KBC Groep NVa	58	2,326

		12,973

BRAZIL – 1.85%
Banco Santander (Brasil) SA SP ADR	990	11,484

Security	Shares	Value
Itau Unibanco Holding SA SP ADR	1,593	$34,250

		45,734

CANADA – 10.02%
Bank of Montreal	354	20,449
Bank of Nova Scotia	616	34,771
Brookfield Asset Management Inc. Class A	352	11,508
Brookfield Properties Corp.	190	3,337
Canadian Imperial Bank of Commerce	250	19,063
CI Financial Corp.	134	2,874
Fairfax Financial Holdings Ltd.	14	5,347
Great-West Lifeco Inc.	154	3,994
IGM Financial Inc.	88	3,740
Industrial Alliance Insurance and Financial Services Inc.	64	2,351
Intact Financial Corp.	74	3,732
Manulife Financial Corp.	882	15,387
National Bank of Canada	104	7,258
Onex Corp.	108	3,477
Power Corp. of Canada	186	5,019
Power Financial Corp.	118	3,514
RioCan Real Estate Investment Trust	138	3,202
Royal Bank of Canada	830	44,543
Sun Life Financial Inc.	340	10,711
TMX Group Inc.	66	2,515
Toronto-Dominion Bank (The)	548	41,068

		247,860

CHILE – 0.20%
Banco Santander (Chile) SA SP ADR	28	2,377
Corpbanca SA SP ADR	33	2,632

		5,009

CHINA – 6.22%
Agricultural Bank of China Ltd. Class Ha	8,000	3,941
Bank of China Ltd. Class H	36,000	18,702
Bank of Communications Co. Ltd. Class H	4,000	3,812
China CITIC Bank Class H	4,000	2,607
China Construction Bank Corp. Class H	32,100	28,206
China Life Insurance Co. Ltd. Class H	6,000	23,320
China Merchants Bank Co. Ltd. Class H	2,260	5,323
China Minsheng Banking Corp. Ltd. Class H	4,800	4,070

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
China Overseas Land & Investment Ltd.	4,000	$7,553
China Taiping Insurance Holdings Co. Ltd.[a]	800	2,242
Country Garden Holdings Co. Ltd.	4,000	1,498
Evergrande Real Estate Group Ltd.	4,000	2,124
Industrial and Commercial Bank of China Ltd. Class H	33,440	24,879
Longfor Properties Co. Ltd.	2,000	2,981
PICC Property and Casualty Co. Ltd. Class Ha	4,000	5,003
Ping An Insurance (Group) Co. of China Ltd. Class H	1,000	9,909
Poly (Hong Kong) Investments Ltd.	2,000	1,868
Renhe Commercial Holdings Co. Ltd.	8,000	1,334
Shui On Land Ltd.	5,000	2,405
Sino-Ocean Land Holdings Ltd.	3,000	1,997

		153,774

COLOMBIA – 0.35%
Bancolombia SA SP ADR	146	8,532

		8,532

CZECH REPUBLIC – 0.15%
Komercni Banka AS	16	3,819

		3,819

DENMARK – 0.34%
Danske Bank A/Sa	310	8,324

		8,324

EGYPT – 0.09%
Commercial International Bank SP ADR	400	2,340

		2,340

FINLAND – 0.35%
Pohjola Bank PLC	178	2,377
Sampo OYJ Class A	214	6,308

		8,685

FRANCE – 5.04%
AXA	964	20,433
BNP Paribas	552	41,321
CNP Assurances SA	104	2,296
Credit Agricole SA	492	7,278
Eurazeo	31	2,288
Fonciere des Regions	24	2,417
Gecina SA	20	2,394

Security	Shares	Value
Icade	22	$2,391
Klepierre	84	3,059
Natixis[a]	294	1,563
SCOR SE	96	2,661
Societe Generale	376	24,347
Unibail-Rodamco SE	64	12,231

		124,679

GERMANY – 4.56%
Allianz SE Registered	300	41,726
Commerzbank AGa	538	4,105
Deutsche Bank AG Registered	566	33,499
Deutsche Boerse AG	144	10,929
Hannover Rueckversicherung AG Registered	44	2,465
Muenchener Rueckversicherungs- Gesellschaft AG Registered	128	20,076

		112,800

GREECE – 0.17%
National Bank of Greece SA SP ADR	2,258	4,313

		4,313

HONG KONG – 5.74%
AIA Group Ltd.[a]	3,600	9,905
Bank of East Asia Ltd. (The)[c]	1,200	5,203
BOC Hong Kong (Holdings) Ltd.	3,000	9,678
Cheung Kong (Holdings) Ltd.	2,000	32,992
Hang Lung Properties Ltd.	2,000	8,774
Hang Seng Bank Ltd.	600	9,898
Hong Kong Exchanges and Clearing Ltd.	1,000	22,936
Hopewell Holdings Ltd.	1,000	3,245
Kerry Properties Ltd.	1,000	5,343
Link REIT (The)	2,000	6,273
New World Development Co. Ltd.	2,000	3,787
Swire Pacific Ltd. Class A	1,000	15,726
Wheelock and Co. Ltd.	2,000	8,107

		141,867

HUNGARY – 0.14%
OTP Bank Nyrt[a]	120	3,353

		3,353

INDIA – 1.54%
Axis Bank Ltd. SP GDR[d]	300	8,187
HDFC Bank Ltd. SP ADR	108	15,596

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
ICICI Bank Ltd. SP ADR	332	$14,389

		38,172

INDONESIA – 0.58%
PT Bank Central Asia Tbk	8,000	4,996
PT Bank Mandiri Tbk	5,000	3,288
PT Bank Negara Indonesia (Persero) Tbk	5,000	1,782
PT Bank Rakyat Indonesia Tbk	8,000	4,288

		14,354

IRELAND – 0.01%
Bank of Ireland[a]	294	123

		123

ISRAEL – 0.41%
Bank Hapoalim Ltd.[a]	968	4,384
Bank Leumi le-Israel	870	3,921
Mizrahi Tefahot Bank Ltd.	186	1,767

		10,072

ITALY – 2.59%
Assicurazioni Generali SpA	778	16,991
Banca Carige SpA	758	1,796
Banca Monte dei Paschi di Siena SpA[a]	1,686	2,149
Banco Popolare SpA	372	1,325
Intesa Sanpaolo SpA	4,412	14,699
Mediobanca SpA	444	4,492
UniCredit SpA	7,398	18,348
Unione di Banche Italiane ScpA	410	4,252

		64,052

JAPAN – 10.58%
AEON Credit Service Co. Ltd.	200	2,810
AEON Mall Co. Ltd.	200	5,246
Aozora Bank Ltd.	2,000	4,418
Bank of Yokohama Ltd. (The)	2,000	10,033
Credit Saison Co. Ltd.	200	3,430
Dai-ichi Life Insurance Co. Ltd. (The)	6	9,432
Daiwa Securities Group Inc.	2,000	9,886
Hokuhoku Financial Group Inc.	2,000	4,052
Japan Retail Fund Investment Corp.	2	3,679
Matsui Securities Co. Ltd.	400	2,661
Mitsubishi UFJ Financial Group Inc.	8,200	42,636
Mitsubishi UFJ Lease & Finance Co. Ltd.	80	3,247
Mizuho Financial Group Inc.	12,400	23,913
Mizuho Securities Co. Ltd.	2,000	5,273

Security	Shares	Value
Mizuho Trust & Banking Co. Ltd.[a]	2,000	$1,953
MS&AD Insurance Group Holdings Inc.	400	9,530
Nishi-Nippon City Bank Ltd. (The)	2,000	6,225
Nomura Holdings Inc.	2,400	14,617
Nomura Real Estate Holdings Inc.	200	3,642
NTT Urban Development Corp.	4	4,130
ORIX Corp.	80	7,909
Resona Holdings Inc.[c]	400	2,065
Sapporo Hokuyo Holdings Inc.	600	2,915
SBI Holdings Inc.	16	2,138
Senshu Ikeda Holdings Inc.	1,000	1,465
Seven Bank Ltd.	2	4,521
Sony Financial Holdings Inc.	2	7,409
Sumitomo Mitsui Financial Group Inc.	800	27,262
Sumitomo Trust and Banking Co. Ltd. (The)	2,000	12,084
T&D Holdings Inc.	200	5,041
Tokio Marine Holdings Inc.	600	17,913

		261,535

MEXICO – 0.32%
Grupo Financiero Banorte SAB de CV Series O	1,000	4,438
Grupo Financiero Inbursa SAB de CV Series O	800	3,482

		7,920

NETHERLANDS – 1.50%
AEGON NVa	966	7,165
Corio NV	54	3,526
ING Groep NV CVA[a]	2,316	26,431

		37,122

NORWAY – 0.37%
DnB NOR ASA	668	9,194

		9,194

PERU – 0.19%
Credicorp Ltd.	44	4,587

		4,587

PHILIPPINE ISLANDS – 0.42%
Ayala Corp.	320	2,457
Ayala Land Inc.	11,200	3,717
Bank of the Philippine Islands	1,532	1,781

32	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
SM Prime Holdings Inc.	10,000	$2,339

		10,294

POLAND – 0.84%
Bank Pekao SA	78	4,650
Bank Zachodni WBK SA	32	2,440
BRE Bank SAa	31	3,286
Getin Holding SAa	646	2,804
Globe Trade Centre SAa	228	1,667
Powszechna Kasa Oszczednosci Bank Polski SA	408	5,854

		20,701

PORTUGAL – 0.21%
Banco Comercial Portugues SA Registered	3,450	2,776
Banco Espirito Santo SA Registered	578	2,346

		5,122

RUSSIA – 0.86%
Sberbank GDR[d]	56	21,267

		21,267

SINGAPORE – 2.72%
Ascendas Real Estate Investment Trust	4,000	6,531
CapitaLand Ltd.	2,000	5,625
CapitaMall Trust Management Ltd.	4,000	5,938
CapitaMalls Asia Ltd.	2,000	2,922
DBS Group Holdings Ltd.	2,000	23,469
Oversea-Chinese Banking Corp. Ltd.	2,000	15,422
UOL Group Ltd.	2,000	7,406

		67,313

SOUTH AFRICA – 1.68%
Absa Group Ltd.	176	3,260
African Bank Investments Ltd.	560	2,847
FirstRand Ltd.	1,840	4,995
Growthpoint Properties Ltd.	1,168	2,799
Investec Ltd.	262	1,973
MMI Holdings Ltd.	311	710
Nedbank Group Ltd.	120	2,127
Redefine Properties Ltd.	2,118	2,248
Remgro Ltd.	262	3,996
RMB Holdings Ltd.	492	2,629
Sanlam Ltd.	1,040	3,940

Security	Shares	Value
Standard Bank Group Ltd.	692	$10,141

		41,665

SOUTH KOREA – 1.62%
KB Financial Group Inc. SP ADR[a]	237	12,341
Shinhan Financial Group Co. Ltd. SP ADR[a]	258	23,016
Woori Finance Holdings Co. Ltd. SP ADR[a]	124	4,799

		40,156

SPAIN – 4.34%
Banco Bilbao Vizcaya Argentaria SA	2,547	31,312
Banco de Sabadell SAc	588	2,817
Banco de Valencia SA	110	534
Banco Popular Espanol SA	572	3,444
Banco Santander SA	4,972	61,009
Bankinter SAc	232	1,585
Criteria CaixaCorp SA	726	5,017
Mapfre SA	474	1,613

		107,331

SWEDEN – 2.39%
Investor AB Class B	280	6,493
Nordea Bank AB	2,060	25,084
Skandinaviska Enskilda Banken AB Class A	1,044	9,506
Svenska Handelsbanken AB Class A	320	10,933
Swedbank AB Class Aa	446	7,019

		59,035

SWITZERLAND – 5.26%
Baloise Holding AG Registered	30	3,100
Credit Suisse Group AG Registered	690	30,995
GAM Holding AGa	154	2,770
Julius Baer Group Ltd.	152	6,911
Pargesa Holding SA Bearer	22	1,948
Swiss Life Holding AG Registered[a]	22	3,528
Swiss Reinsurance Co. Registered	230	13,205
UBS AG Registered[a]	2,346	42,269
Zurich Financial Services AG Registered	92	25,251

		129,977

THAILAND – 0.69%
Bangkok Bank PCL NVDR	1,000	4,823
Kasikornbank PCL NVDR	1,400	5,211
Krung Thai Bank PCL NVDR	6,400	3,273

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Siam Commercial Bank PCL NVDR	1,200	$3,651

		16,958

TURKEY – 0.79%
Akbank TAS	679	3,185
Asya Katilim Bankasi AS	738	1,289
Haci Omer Sabanci Holding AS	506	2,152
Turkiye Garanti Bankasi AS	1,320	5,879
Turkiye Halk Bankasi AS	258	2,036
Turkiye Is Bankasi AS	832	2,616
Yapi ve Kredi Bankasi ASa	848	2,481

		19,638

UNITED KINGDOM – 12.39%
3i Group PLC	662	3,287
Admiral Group PLC	110	2,895
Aviva PLC	1,598	11,334
Barclays PLC	6,930	32,607
British Land Co. PLC	588	4,883
Capital Shopping Centres Group PLC	360	2,120
Hammerson PLC	496	3,410
HSBC Holdings PLC	10,654	116,145
Investec PLC	272	2,086
Land Securities Group PLC	508	5,488
Legal & General Group PLC	3,306	5,878
Lloyds Banking Group PLC[a]	24,640	24,935
London Stock Exchange Group PLC	178	2,412
Man Group PLC	1,106	5,212
Old Mutual PLC	3,088	6,212
Prudential PLC	1,576	17,065
Resolution Ltd.	838	3,509
Royal Bank of Scotland Group PLC[a]	11,136	7,434
RSA Insurance Group PLC	990	2,155
Schroders PLC	94	2,715
SEGRO PLC	534	2,551
Standard Chartered PLC	1,437	37,495
Standard Life PLC	1,216	4,466

		306,294

TOTAL COMMON STOCKS
(Cost: $2,340,066)		2,439,094

Security	Shares	Value
PREFERRED STOCKS – 0.98%

BRAZIL – 0.98%
Banco Bradesco SA SP ADR	1,290	$24,407

		24,407

ITALY – 0.00%
Intesa Sanpaolo SpA RNC	2	5

		5

TOTAL PREFERRED STOCKS
(Cost: $22,453)		24,412

RIGHTS – 0.04%

SPAIN – 0.04%
Banco Santander SAa	4,972	941

		941

TOTAL RIGHTS
(Cost: $773)		941

SHORT-TERM INVESTMENTS – 0.44%

MONEY MARKET FUNDS – 0.44%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[e,f,g]	9,374	9,374
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[e,f,g]	1,337	1,337
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[e,f]	192	192

		10,903

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,903)		10,903

TOTAL INVESTMENTS IN SECURITIES – 100.10%
(Cost: $2,374,195)		2,475,350

Other Assets, Less Liabilities – (0.10)%		(2,559)

NET ASSETS – 100.00%		$2,472,791

34	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US FINANCIALS SECTOR INDEX FUND

January 31, 2011

GDR – Global Depositary Receipts

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.87%

AUSTRALIA – 3.74%
Cochlear Ltd.	430	$33,054
CSL Ltd.	3,582	132,886
Ramsay Health Care Ltd.	784	13,366
Sonic Healthcare Ltd.	2,496	29,713

		209,019
BELGIUM – 0.67%
UCB SA	1,044	37,393

		37,393
CANADA – 1.19%
Valeant Pharmaceuticals International Inc.	1,816	66,249

		66,249
CHINA – 0.75%
China Shineway Pharmaceutical Group Ltd.	4,000	10,088
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	20,729
Sinopharm Group Co. Ltd. Class H	3,200	11,309

		42,126
DENMARK – 5.84%
Coloplast A/S Class B	156	22,693
Novo Nordisk A/S Class B	2,606	294,029
William Demant Holding A/Sa	114	9,141

		325,863
FINLAND – 0.37%
Orion OYJ Class B	920	20,824

		20,824
FRANCE – 9.26%
BioMerieux SA	104	11,367
Essilor International SA	1,474	98,668
Sanofi-Aventis	5,950	406,853

		516,888
GERMANY – 8.99%
Bayer AG	3,498	258,300
Celesio AG	874	22,108
Fresenius Medical Care AG & Co. KGaA	1,462	85,658
Fresenius SE	852	74,384
Merck KGaA	620	53,126

Security	Shares	Value
QIAGEN NVa	454	$8,378

		501,954
HUNGARY – 0.53%
Richter Gedeon Nyrt	138	29,413

		29,413
INDIA – 1.06%
Dr. Reddy’s Laboratories Ltd. SP ADR	1,044	37,313
Ranbaxy Laboratories Ltd. SP GDR[a,b]	1,856	22,086

		59,399
INDONESIA – 0.21%
PT Kalbe Farma Tbk	38,212	11,931

		11,931
IRELAND – 0.45%
Elan Corp. PLC[a]	3,674	25,034

		25,034
ISRAEL – 4.82%
Teva Pharmaceutical Industries Ltd.	4,976	269,002

		269,002
JAPAN – 15.41%
Alfresa Holdings Corp.	200	8,263
Astellas Pharma Inc.	3,000	114,793
Chugai Pharmaceutical Co. Ltd.	200	3,689
Daiichi Sankyo Co. Ltd.	4,400	95,701
Dainippon Sumitomo Pharma Co. Ltd.	1,200	10,795
Eisai Co. Ltd.	1,800	62,461
Hisamitsu Pharmaceutical Co. Inc.	600	24,240
Kyowa Hakko Kirin Co. Ltd.	2,000	20,456
Medipal Holdings Corp.	800	8,358
Miraca Holdings Inc.	200	7,677
Mitsubishi Tanabe Pharma Corp.	2,000	32,052
Olympus Corp.	1,200	33,717
Ono Pharmaceutical Co. Ltd.	600	29,220
Otsuka Holdings Co. Ltd.[a]	1,400	34,808
Santen Pharmaceutical Co. Ltd.	600	21,574
Shionogi & Co. Ltd.	2,000	36,812
Sysmex Corp.	200	13,084
Takeda Pharmaceutical Co. Ltd.	4,800	231,417
Terumo Corp.	1,000	51,874
Tsumura & Co.	600	18,909

		859,900

36	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US HEALTH CARE SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
SOUTH AFRICA – 0.71%
Aspen Pharmacare Holdings Ltd.[a]	2,042	$24,231
Netcare Ltd.	7,614	15,323

		39,554

SPAIN – 0.31%
Grifols SA	1,120	17,090

		17,090
SWEDEN – 0.71%
Getinge AB Class B	1,618	39,404

		39,404
SWITZERLAND – 26.80%
Actelion Ltd. Registered[a]	782	42,485
Lonza Group AG Registered	390	30,859
Novartis AG Registered	12,170	680,608
Roche Holding AG Genusschein	4,036	616,793
Sonova Holding AG Registered	318	40,103
Straumann Holding AG Registered	72	17,708
Synthes Inc.	506	67,097

		1,495,653
UNITED KINGDOM – 18.05%
AstraZeneca PLC	5,642	273,868
GlaxoSmithKline PLC	29,868	539,887
Shire PLC	4,398	116,023
Smith & Nephew PLC	6,974	77,524

		1,007,302

TOTAL COMMON STOCKS
(Cost: $5,048,952)		5,573,998

SHORT-TERM INVESTMENTS – 0.04%

MONEY MARKET FUNDS – 0.04%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c,d]	2,464	2,464

		2,464

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,464)		2,464

Value
TOTAL INVESTMENTS IN SECURITIES – 99.91%
(Cost: $5,051,416)	$5,576,462

Other Assets, Less Liabilities – 0.09%	4,880

NET ASSETS – 100.00%	$5,581,342

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.81%

AUSTRALIA – 2.73%
Asciano Group[a]	12,150	$19,442
Brambles Ltd.	6,092	43,609
CSR Ltd.	8,796	14,075
Leighton Holdings Ltd.	764	24,032
Qantas Airways Ltd.[a]	5,714	13,673
QR National Ltd.[a]	1,918	5,354
Toll Holdings Ltd.	3,254	19,076
Transurban Group	5,776	30,060

		169,321
BELGIUM – 0.03%
NV Bekaert SA	16	1,605

		1,605
BRAZIL – 0.99%
Embraer SA SP ADR	996	32,868
Gol Linhas Aereas Inteligentes SA SP ADR	776	11,236
TAM SA SP ADR	784	17,248

		61,352
CANADA – 4.15%
Bombardier Inc. Class B	5,496	31,319
CAE Inc.	1,118	14,229
Canadian National Railway Co.	1,598	108,461
Canadian Pacific Railway Ltd.	588	39,486
Finning International Inc.	700	20,393
Ritchie Bros. Auctioneers Inc.	356	8,898
SNC-Lavalin Group Inc.	594	34,841

		257,627
CHILE – 0.70%
LAN Airlines SA SP ADR	1,550	43,478

		43,478
CHINA – 3.86%
Air China Ltd. Class Ha	8,000	8,240
Beijing Capital International Airport Co. Ltd. Class H	12,000	6,404
Beijing Enterprises Holdings Ltd.[b]	1,000	5,862
China Communications Construction Co. Ltd. Class H	20,000	16,163
China COSCO Holdings Co. Ltd. Class Ha	16,000	17,261

Security	Shares	Value
China High Speed Transmission Equipment Group Co. Ltd.	4,000	$6,178
China Merchants Holdings (International) Co. Ltd.	4,000	17,394
China National Materials Co. Ltd. Class H	2,000	1,716
China Railway Construction Corp. Ltd. Class H	10,000	12,289
China Railway Group Ltd. Class H	20,000	14,495
China Rongsheng Heavy Industry Group Co. Ltd.[a]	7,000	6,375
China Shipping Container Lines Co. Ltd. Class Ha	22,000	10,159
China Shipping Development Co. Ltd. Class Hc	8,000	9,718
CITIC Pacific Ltd.[b]	6,000	16,124
COSCO Pacific Ltd.	8,000	14,901
CSR Corp Ltd. Class H	8,000	11,494
Dongfang Electric Corp. Ltd. Class H	1,200	5,087
Jiangsu Expressway Co. Ltd. Class H	4,000	4,300
Lonking Holdings Ltd.	2,000	1,167
Metallurgical Corp. of China Ltd. Class Ha	24,000	10,590
Shanghai Electric Group Co. Ltd. Class H	16,000	9,626
Shanghai Industrial Holdings Ltd.	2,000	8,043
Sinotruk (Hong Kong) Ltd.	5,000	4,650
Weichai Power Co. Ltd. Class H	2,000	13,584
Zhejiang Expressway Co. Ltd. Class H	8,000	7,440

		239,260
DENMARK – 1.52%
A.P. Moller – Maersk A/S Class A	2	18,851
A.P. Moller – Maersk A/S Class B	4	38,952
DSV A/S	870	18,192
Vestas Wind Systems A/Sa	536	18,502

		94,497
EGYPT – 0.34%
Orascom Construction Industries Co. SP GDR	638	21,239

		21,239
FINLAND – 1.03%
Kone OYJ Class B	390	21,270
Metso OYJ	490	26,186

38	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Wartsila OYJ	216	$16,702

		64,158
FRANCE – 9.66%
Aeroports de Paris	66	5,555
Air France-KLM[a]	658	12,043
ALSTOM	810	45,270
Bouygues SA	830	38,701
Bureau Veritas SA	150	10,897
Compagnie de Saint-Gobain	1,464	84,942
Edenred SAa	266	6,369
Eiffage SA	180	9,261
European Aeronautic Defence and Space Co. NVa	1,508	43,520
Groupe Eurotunnel SA	1,952	18,980
Legrand SA	396	15,970
Safran SA	542	19,617
Schneider Electric SA	836	130,547
Societe BIC SA	26	2,236
Thales SA	450	16,747
Vallourec SA	428	46,556
Vinci SA	1,586	91,945

		599,156
GERMANY – 9.04%
Deutsche Lufthansa AG Registered[a]	1,004	21,122
Deutsche Post AG Registered	3,138	57,606
Fraport AG	178	12,549
GEA Group AG	730	20,842
Hochtief AG	222	19,677
MAN SE	424	49,085
Siemens AG Registered	2,958	379,709

		560,590
HONG KONG – 2.12%
Cathay Pacific Airways Ltd.	4,000	10,077
Hutchison Whampoa Ltd.	8,000	93,282
MTR Corp. Ltd.	5,000	18,279
NWS Holdings Ltd.	6,000	10,159

		131,797
INDIA – 1.46%
Larsen & Toubro Ltd. SP GDR[d]	1,420	50,552
Tata Motors Ltd. SP ADR	1,648	39,980

		90,532

Security	Shares	Value
INDONESIA – 0.46%
PT United Tractors Tbk	12,000	$28,316

		28,316
IRELAND – 0.04%
Ryanair Holdings PLC SP ADR	90	2,750

		2,750
ISRAEL – 0.11%
Delek Group Ltd. (The)	10	2,244
Elbit Systems Ltd.	96	4,857

		7,101
ITALY – 1.61%
Atlantia SpA	1,026	23,378
Fiat Industrial SpA[a]	2,621	35,521
Finmeccanica SpA	1,790	24,209
Prysmian SpA	828	16,733

		99,841
JAPAN – 28.69%
All Nippon Airways Co. Ltd.[a]	4,000	14,696
Amada Co. Ltd.	2,000	17,454
Asahi Glass Co. Ltd.	4,000	49,945
Central Japan Railway Co.	6	50,677
Dai Nippon Printing Co. Ltd.	2,000	27,389
Daikin Industries Ltd.	1,000	34,615
East Japan Railway Co.	1,200	79,385
Fanuc Ltd.	600	94,910
Fuji Electric Holdings Co. Ltd.	4,000	12,889
GS Yuasa Corp.	2,000	13,988
Hankyu Hanshin Holdings Inc.	4,000	18,552
Hino Motors Ltd.	2,000	11,278
Hitachi Construction Machinery Co. Ltd.	400	9,432
IHI Corp.	6,000	13,621
ITOCHU Corp.	5,200	56,614
Japan Steel Works Ltd. (The)	2,000	20,920
JS Group Corp.	800	17,517
JTEKT Corp.	1,000	12,535
Kajima Corp.	4,000	10,546
Kawasaki Heavy Industries Ltd.	6,000	21,384
Kawasaki Kisen Kaisha Ltd.	4,000	16,697
Keio Corp.	2,000	13,451
Keisei Electric Railway Co. Ltd.	2,000	13,548
Kintetsu Corp.	6,000	18,528
Komatsu Ltd.	3,600	107,389

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Kubota Corp.	4,000	$40,767
Kurita Water Industries Ltd.	400	12,523
Mabuchi Motor Co. Ltd.	200	9,850
Makita Corp.	400	17,356
Marubeni Corp.	6,000	45,185
Minebea Co. Ltd.	2,000	11,888
Mitsubishi Corp.	4,800	133,870
Mitsubishi Electric Corp.	6,000	66,276
Mitsubishi Heavy Industries Ltd.	12,000	47,602
Mitsui & Co. Ltd.	6,200	104,431
Mitsui Engineering & Shipbuilding Co. Ltd.	4,000	11,083
Mitsui O.S.K. Lines Ltd.	4,000	26,120
Nidec Corp.	400	37,740
Nippon Express Co. Ltd.	2,000	8,446
Nippon Sheet Glass Co. Ltd.	2,000	5,200
Nippon Yusen K.K.	6,000	26,291
NSK Ltd.	2,000	19,187
NTN Corp.	2,000	10,912
Obayashi Corp.	2,000	9,569
Odakyu Electric Railway Co. Ltd.	2,000	18,577
Secom Co. Ltd.	600	28,341
Shimizu Corp.	4,000	17,039
SMC Corp.	200	33,907
Sojitz Corp.	7,200	15,906
Sumitomo Corp.	3,800	54,776
Sumitomo Electric Industries Ltd.	2,800	40,737
Sumitomo Heavy Industries Ltd.	2,000	12,767
Taisei Corp.	4,000	9,569
THK Co. Ltd.	400	10,428
Tobu Railway Co. Ltd.	4,000	22,117
Tokyu Corp.	4,000	18,162
Toppan Printing Co. Ltd.	2,000	18,211
TOTO Ltd.	2,000	14,305
Toyota Tsusho Corp.	800	14,090
Ushio Inc.	600	12,179
West Japan Railway Co.	4	15,281
Yamato Holdings Co. Ltd.	1,400	21,291

		1,779,939
MEXICO – 0.84%
Alfa SAB de CV Series A	2,200	23,898

Security	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV Series B	3,600	$14,012
Grupo Carso SAB de CV Series A1	5,000	14,367

		52,277
NETHERLANDS – 3.14%
Koninklijke Philips Electronics NV	3,478	108,551
Randstad Holding NVa	456	24,926
Royal Boskalis Westminster NV CVA	292	14,067
Royal Vopak NV	216	10,458
TNT NV	1,358	36,799

		194,801
NEW ZEALAND – 0.55%
Auckland International Airport Ltd.	19,712	34,130

		34,130
NORWAY – 0.52%
Orkla ASA	3,574	32,176

		32,176
PHILIPPINE ISLANDS – 0.36%
SM Investments Corp.	2,120	22,497

		22,497
PORTUGAL – 0.20%
BRISA – Auto-estradas de Portugal SA	1,740	12,682

		12,682
SINGAPORE – 4.01%
ComfortDelGro Corp. Ltd.	12,000	14,813
COSCO Corp. (Singapore) Ltd.	10,000	17,031
Fraser and Neave Ltd.	4,000	19,844
Keppel Corp. Ltd.	6,000	54,844
Neptune Orient Lines Ltd.[a]	8,000	13,750
Noble Group Ltd.	16,000	27,250
SembCorp Industries Ltd.	6,000	24,187
SembCorp Marine Ltd.	4,000	16,844
Singapore Airlines Ltd.	2,000	23,063
Singapore Technologies Engineering Ltd.	10,000	25,312
Yangzijiang Shipbuilding (Holdings) Ltd.	8,000	11,625

		248,563
SOUTH AFRICA – 0.80%
Aveng Ltd.	1,874	9,923
Bidvest Group Ltd.	1,172	25,056
Murray & Roberts Holdings Ltd.	1,726	7,476

40	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Reunert Ltd.	828	$7,381

		49,836
SPAIN – 1.70%
Abertis Infraestructuras SA	1,084	21,297
Actividades de Construcciones y Servicios SA	506	26,153
Ferrovial SA	2,168	25,737
Fomento de Construcciones y Contratas SA	238	6,944
International Consolidated Airlines Group SAa	1,408	5,791
International Consolidated Airlines Group SA London[a]	2,318	9,520
Zardoya Otis SA	640	10,152

		105,594
SWEDEN – 7.60%
Alfa Laval AB	1,478	31,582
Assa Abloy AB Class B	1,224	33,406
Atlas Copco AB Class A	2,658	63,988
Atlas Copco AB Class B	1,546	33,756
Hexagon AB Class B	1,032	22,260
Sandvik AB	3,958	77,926
Scania AB Class B	1,334	30,040
Securitas AB Class B	1,502	18,149
Skanska AB Class B	1,652	33,553
SKF AB Class B	1,618	46,324
Volvo AB Class Ba	4,648	80,740

		471,724
SWITZERLAND – 4.84%
ABB Ltd. Registered[a]	7,858	186,404
Adecco SA Registered	370	24,079
Geberit AG Registered	126	26,711
Kuehne & Nagel International AG Registered	148	19,232
Schindler Holding AG Participation Certificates	126	14,133
SGS SA Registered	18	29,424

		299,983
THAILAND – 0.13%
Thai Airways International PCL NVDR	6,799	8,253

		8,253

Security	Shares	Value
TURKEY – 0.53%
Enka Insaat ve Sanayi AS	2,750	$10,395
KOC Holding AS	3,790	15,461
Turk Hava Yollari Anonim Ortakligi[a]	2,078	6,715

		32,571
UNITED KINGDOM – 6.05%
Aggreko PLC	706	16,228
Babcock International Group PLC	914	8,447
BAE Systems PLC	11,604	63,567
Balfour Beatty PLC	2,542	13,660
Bunzl PLC	1,050	12,790
Capita Group PLC	1,754	19,076
Cobham PLC	3,446	11,591
Experian PLC	3,356	41,660
FirstGroup PLC	1,720	10,307
G4S PLC	2,534	10,902
Invensys PLC	3,406	18,342
Rolls-Royce Group PLC[a]	6,110	62,439
Serco Group PLC	1,112	9,814
Smiths Group PLC	1,236	26,925
Weir Group PLC (The)	326	8,271
Wolseley PLC[a]	1,184	41,286

		375,305

TOTAL COMMON STOCKS
(Cost: $5,077,713)		6,192,951

SHORT-TERM INVESTMENTS – 0.30%

MONEY MARKET FUNDS – 0.30%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[e,f,g]	15,167	15,167
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[e,f,g]	2,163	2,163
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[e,f]	1,186	1,186

		18,516

TOTAL SHORT-TERM INVESTMENTS
(Cost: $18,516)		18,516

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INDUSTRIALS SECTOR INDEX FUND

January 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 100.11%
(Cost: $5,096,229)	$6,211,467

Other Assets, Less Liabilities – (0.11)%	(6,581)

NET ASSETS – 100.00%	$6,204,886

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 99.84%

AUSTRALIA – 0.58%
Computershare Ltd.	3,538	$35,521

		35,521
BRAZIL – 0.61%
Cielo SA SP ADR	5,006	37,495

		37,495
CANADA – 3.54%
CGI Group Inc. Class Aa	1,562	30,076
Open Text Corp.[a]	432	21,353
Research In Motion Ltd.[a]	2,830	166,900

		218,329
CHINA – 4.47%
Alibaba.com Ltd.	9,000	17,779
GCL Poly Energy Holdings Ltd.[a]	36,000	16,763
Kingboard Chemical Holdings Co. Ltd.	5,000	28,477
Lenovo Group Ltd.	40,000	23,192
Semiconductor Manufacturing International Corp.[a]	150,000	11,737
Tencent Holdings Ltd.	6,200	160,652
ZTE Corp. Class H	4,400	17,356

		275,956
FINLAND – 3.68%
Nokia OYJ	21,140	226,646

		226,646
FRANCE – 3.60%
Alcatel-Lucent[a]	15,258	51,042
Atos Origin SAa	396	22,078
Cap Gemini SA	998	50,359
Dassault Systemes SA	430	33,815
Neopost SA	206	18,671
STMicroelectronics NV	3,796	46,001

		221,966
GERMANY – 6.14%
Infineon Technologies AGa	7,524	79,645
SAP AG	4,832	279,694
United Internet AG Registered	1,180	19,599

		378,938
HONG KONG – 0.66%
ASM Pacific Technology Ltd.	2,000	23,872

Security	Shares	Value
Foxconn International Holdings Ltd.[a]	24,000	$16,994

		40,866
INDIA – 4.04%
Infosys Technologies Ltd. SP ADR	2,974	201,369
Wipro Ltd. SP ADR	3,638	47,949

		249,318
ISRAEL – 0.26%
NICE Systems Ltd.[a]	500	16,240

		16,240
JAPAN – 30.49%
Advantest Corp.	800	16,394
Brother Industries Ltd.	1,400	21,445
Canon Inc.	6,400	314,415
Citizen Holdings Co. Ltd.	1,600	10,370
FUJIFILM Holdings Corp.	2,600	94,093
Fujitsu Ltd.	10,000	62,370
Hirose Electric Co. Ltd.	200	21,506
Hitachi High-Technologies Corp.	400	9,901
Hitachi Ltd.	26,000	142,170
Hoya Corp.	2,400	56,653
IBIDEN Co. Ltd.	800	27,087
Itochu Techno-Solutions Corp.	200	6,977
Keyence Corp.	200	53,167
Konami Corp.	600	12,018
Konica Minolta Holdings Inc.	3,000	29,000
Kyocera Corp.	1,000	104,235
Mitsumi Electric Co. Ltd.	800	13,241
Murata Manufacturing Co. Ltd.	1,200	91,102
NEC Corp.	16,000	45,502
Nintendo Co. Ltd.	600	162,431
Nippon Electric Glass Co. Ltd.	2,000	30,148
Nomura Research Institute Ltd.	600	13,050
NTT Data Corp.	6	19,524
OBIC Co. Ltd.	40	7,694
Omron Corp.	1,200	30,919
Oracle Corp. Japan	200	9,166
Ricoh Co. Ltd.	4,000	57,073
Rohm Co. Ltd.	600	38,887
Seiko Epson Corp.	800	13,299
Shimadzu Corp.	2,000	15,843
Square Enix Holdings Co. Ltd.	400	6,982
TDK Corp.	800	52,630

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US INFORMATION TECHNOLOGY SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Tokyo Electron Ltd.	1,000	$65,300
Toshiba Corp.	24,000	142,073
Trend Micro Inc.	600	18,133
Yahoo! Japan Corp.	80	30,221
Yaskawa Electric Corp.	2,000	21,653
Yokogawa Electric Corp.	1,800	14,478

		1,881,150
NETHERLANDS – 1.82%
ASML Holding NV	2,688	112,400

		112,400
NORWAY – 0.15%
Renewable Energy Corp. ASA[a]	2,820	9,037

		9,037
POLAND – 0.23%
Asseco Poland SA	766	14,155

		14,155
SOUTH KOREA – 12.51%
LG Display Co. Ltd. SP ADR	6,620	112,209
Samsung Electronics Co. Ltd. SP GDR[b]	1,510	659,719

		771,928
SPAIN – 0.28%
Amadeus IT Holding SA Class Aa	158	3,319
Indra Sistemas SA	750	14,138

		17,457
SWEDEN – 3.47%
Telefonaktiebolaget LM Ericsson Class B	17,312	214,036

		214,036
SWITZERLAND – 0.42%
Logitech International SA Registered[a]	1,368	25,754

		25,754
TAIWAN – 20.68%
Advanced Semiconductor Engineering Inc. SP ADR	24,068	147,296
AU Optronics Corp. SP ADR[a]	12,776	122,650
Hon Hai Precision Industry Co. Ltd. SP GDR[b]	37,520	332,802
Siliconware Precision Industries Co. Ltd. SP ADR	14,348	99,432
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	36,306	474,519

Security	Shares	Value
United Microelectronics Corp. SP ADR	31,178	$99,146

		1,275,845
UNITED KINGDOM – 2.21%
ARM Holdings PLC	8,480	70,087
Autonomy Corp. PLC[a]	1,326	31,774
Sage Group PLC (The)	7,250	34,269

		136,130

TOTAL COMMON STOCKS
(Cost: $5,145,735)		6,159,167

SHORT-TERM INVESTMENTS – 0.05%

MONEY MARKET FUNDS – 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c,d]	2,863	2,863

		2,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,863)		2,863

TOTAL INVESTMENTS IN SECURITIES – 99.89%
(Cost: $5,148,598)		6,162,030

Other Assets, Less Liabilities – 0.11%		7,027

NET ASSETS – 100.00%		$6,169,057

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

44	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 95.86%

AUSTRALIA – 13.45%
Alumina Ltd.	7,234	$17,165
Amcor Ltd.	4,472	30,675
BHP Billiton Ltd.	10,892	480,525
BlueScope Steel Ltd.	5,564	11,760
Boral Ltd.	2,516	12,091
Fortescue Metals Group Ltd.[a]	3,750	23,853
Incitec Pivot Ltd.	5,890	25,251
James Hardie Industries SEa	1,662	10,340
Macarthur Coal Ltd.	380	4,728
Newcrest Mining Ltd.	2,490	91,804
OneSteel Ltd.	3,962	10,745
Orica Ltd.	1,296	32,755
OZ Minerals Ltd.	8,698	14,135
Rio Tinto Ltd.	1,406	117,820
Sims Metal Management Ltd.	466	8,953

		892,600
AUSTRIA – 0.30%
voestalpine AG	436	19,591

		19,591
BELGIUM – 0.75%
Solvay SA	248	25,977
Umicore	458	23,515

		49,492
BRAZIL – 3.70%
Braskem SA SP ADR	740	18,670
Companhia Siderurgica Nacional SA SP ADR	3,100	52,886
Fibria Celulose SA SP ADR[a]	854	13,075
Vale SA SP ADR	4,618	160,845

		245,476
CANADA – 13.16%
Agnico-Eagle Mines Ltd.	506	34,673
Agrium Inc.	518	45,816
Barrick Gold Corp.	3,226	153,100
Centerra Gold Inc.	28	450
Eldorado Gold Corp.	1,938	31,175
First Quantum Minerals Ltd.	226	26,175
Franco-Nevada Corp.	382	10,628
Goldcorp Inc.	2,406	96,673

Security	Shares	Value
IAMGOLD Corp.	1,218	$23,185
Inmet Mining Corp.	124	9,254
Ivanhoe Mines Ltd.[a]	826	22,965
Kinross Gold Corp.	3,827	63,665
Osisko Mining Corp.[a]	100	1,331
Pan American Silver Corp.	284	9,310
Potash Corp. of Saskatchewan Inc.	968	171,680
Sherritt International Corp.	814	7,113
Silver Wheaton Corp.[a]	1,092	33,723
Sino-Forest Corp. Class Aa	738	16,070
Teck Resources Ltd. Class B	1,506	91,316
Yamana Gold Inc.	2,248	25,329

		873,631
CHILE – 0.74%
Sociedad Quimica y Minera de Chile SA Series B SP ADR	914	48,881

		48,881
CHINA – 2.77%
Aluminum Corp. of China Ltd. Class Ha	16,000	15,639
Angang New Steel Co. Ltd. Class H	4,000	5,890
Anhui Conch Cement Co. Ltd. Class H	4,000	18,472
BBMG Corp. Class H	4,000	5,408
China BlueChemical Ltd. Class H	16,000	13,217
China National Building Material Co. Ltd. Class H	4,000	9,954
Fosun International Ltd.[b]	10,000	7,850
Fushan International Energy Group Ltd.	12,000	8,128
Hidili Industry International Development Ltd.	6,000	5,126
Huabao International Holdings Ltd.	10,000	14,803
Jiangxi Copper Co. Ltd. Class H	8,000	25,552
Lee & Man Paper Manufacturing Ltd.	10,000	6,927
Maanshan Iron & Steel Co. Ltd. Class H	12,000	6,696
Nine Dragons Paper (Holdings) Ltd.	6,000	8,482
Sinofert Holdings Ltd.[a]	12,000	6,665
Sinopec Shanghai Petrochemical Co. Ltd. Class H	20,000	12,161
Zhaojin Mining Industry Co. Ltd. Class H	1,000	3,662
Zijin Mining Group Co. Ltd. Class H	12,000	9,482

		184,114

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
DENMARK – 0.39%
Novozymes A/S Class B	188	$26,052

		26,052
FINLAND – 1.06%
Outokumpu OYJ	309	5,766
Rautaruukki OYJ	220	5,495
Stora Enso OYJ Class R	1,968	23,447
UPM-Kymmene OYJ	1,746	36,002

		70,710
FRANCE – 4.22%
Aperam[a]	133	5,461
ArcelorMittal	2,668	97,335
Eramet	8	2,846
Imerys SA	144	9,496
L’Air Liquide SA	1,002	125,326
Lafarge SA	672	39,870

		280,334
GERMANY – 7.18%
BASF SE	3,110	239,541
HeidelbergCement AG	472	30,887
K+S AG	536	39,675
Lanxess AG	46	3,348
Linde AG	644	93,987
Salzgitter AG	135	10,939
ThyssenKrupp AG	1,138	46,119
Wacker Chemie AG	68	12,306

		476,802
INDIA – 0.83%
Sterlite Industries (India) Ltd. SP ADR	3,826	55,286

		55,286
INDONESIA – 0.53%
PT Aneka Tambang Tbk	22,000	5,288
PT Indocement Tunggal Prakarsa Tbk	8,000	11,981
PT International Nickel Indonesia Tbk	13,000	6,609
PT Semen Gresik (Persero) Tbk	13,000	11,135

		35,013
IRELAND – 0.12%
CRH PLC	360	7,717

		7,717
ISRAEL – 0.79%
Israel Chemicals Ltd.	1,922	30,111

Security	Shares	Value
Israel Corp. Ltd. (The)[a]	12	$13,723
Makhteshim-Agan Industries Ltd.[a]	1,718	8,312

		52,146
JAPAN – 9.90%
Asahi Kasei Corp.	4,000	27,340
Daicel Chemical Industries Ltd.	2,000	14,573
Denki Kagaku Kogyo K.K.	2,000	9,764
Hitachi Chemical Co. Ltd.	400	9,091
JFE Holdings Inc.	1,400	45,026
JSR Corp.	600	12,391
Kaneka Corp.	2,000	14,012
Kansai Paint Co. Ltd.	2,000	20,579
Kobe Steel Ltd.	8,000	19,627
Kuraray Co. Ltd.	1,400	19,685
Maruichi Steel Tube Ltd.	200	4,416
Mitsubishi Chemical Holdings Corp.	4,000	27,926
Mitsubishi Gas Chemical Co. Inc.	2,000	13,963
Mitsubishi Materials Corp.[a]	4,000	12,303
Mitsui Chemicals Inc.	4,000	14,354
Mitsui Mining & Smelting Co. Ltd.	2,000	7,079
Nippon Paper Group Inc.	400	10,428
Nippon Steel Corp.	16,000	54,681
Nissan Chemical Industries Ltd.	400	4,951
Nisshin Steel Co. Ltd.	2,000	3,955
Nitto Denko Corp.	600	29,952
Oji Paper Co. Ltd.	2,000	9,349
Shin-Etsu Chemical Co. Ltd.	1,400	78,946
Showa Denko K.K.	6,000	13,255
Sumitomo Chemical Co. Ltd.	6,000	31,051
Sumitomo Metal Industries Ltd.	10,000	23,435
Sumitomo Metal Mining Co. Ltd.	2,000	32,833
Teijin Ltd.	4,000	19,285
Tokuyama Corp.	2,000	10,497
Toray Industries Inc.	4,000	26,559
Tosoh Corp.	2,000	6,493
Toyo Seikan Kaisha Ltd.	600	11,256
Ube Industries Ltd.	4,000	12,059
Yamato Kogyo Co. Ltd.	200	6,025

		657,139
MEXICO – 1.84%
Cemex SAB de CV CPO[a]	32,600	30,716
Grupo Mexico SAB de CV Series B	14,600	56,898

46	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Industrias Penoles SAB de CV	400	$13,226
Mexichem SAB de CV	4,800	17,092
Minera Frisco SAB de CVa	1,000	4,265

		122,197

NETHERLANDS – 1.44%
Akzo Nobel NV	884	55,369
Koninklijke DSM NV	678	40,198

		95,567

NEW ZEALAND – 0.41%
Fletcher Building Ltd.	4,588	27,413

		27,413

NORWAY – 0.94%
Norsk Hydro ASA	2,988	22,420
Yara International ASA	714	40,188

		62,608

PERU – 0.92%
Compania de Minas Buenaventura SA SP ADR	692	28,372
Southern Copper Corp.	734	32,898

		61,270

POLAND – 0.34%
KGHM Polska Miedz SA	384	22,520

		22,520

PORTUGAL – 0.22%
CIMPOR – Cimentos de Portugal SGPS SA	2,166	14,563

		14,563

RUSSIA – 2.41%
JSC MMC Norilsk Nickel SP ADR	2,648	67,153
JSC Polymetal SP GDR[a,c]	566	9,384
Mechel OAO SP ADR	552	17,405
Novolipetsk Steel SP GDR[c]	338	14,419
Polyus Gold SP ADR	374	12,585
Severstal SP GDR[c]	884	15,956
Uralkali SP GDR[c]	606	22,998

		159,900

SOUTH AFRICA – 3.52%
African Rainbow Minerals Ltd.	282	8,268
Anglo Platinum Ltd.[a]	212	20,757
AngloGold Ashanti Ltd.	1,256	53,593
ArcelorMittal South Africa Ltd.	416	4,751

Security	Shares	Value
Exxaro Resources Ltd.	406	$8,114
Gold Fields Ltd.	2,320	36,461
Harmony Gold Mining Co. Ltd.	1,228	13,340
Impala Platinum Holdings Ltd.	1,628	46,228
Kumba Iron Ore Ltd.	280	17,559
Northam Platinum Ltd.[b]	402	2,403
Pretoria Portland Cement Co. Ltd.	2,372	10,307
Sappi Ltd.[a]	2,330	11,767

		233,548

SOUTH KOREA – 2.11%
POSCO SP ADR	1,374	140,340

		140,340

SPAIN – 0.22%
Acerinox SA	868	14,804

		14,804

SWEDEN – 1.20%
Boliden AB	1,024	21,419
Holmen AB Class B	290	11,040
SSAB AB Class A	694	11,440
Svenska Cellulosa AB Class B	2,026	35,446

		79,345

SWITZERLAND – 3.17%
Givaudan SA Registered	32	31,842
Holcim Ltd. Registered	816	57,402
Sika AG Bearer	8	17,632
Syngenta AG Registered	320	103,562

		210,438

THAILAND – 0.68%
PTT Chemical PCL NVDR	4,200	18,964
Siam Cement PCL NVDR	2,600	26,257

		45,221

TURKEY – 0.22%
Eregli Demir ve Celik Fabrikalari TAS[a]	4,672	14,688

		14,688

UNITED KINGDOM – 16.33%
Anglo American PLC	4,188	205,436
Antofagasta PLC	1,152	25,944
BHP Billiton PLC	7,042	268,453
Eurasian Natural Resources Corp. PLC	648	10,452
Fresnillo PLC	496	10,296
Johnson Matthey PLC	730	22,509

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US MATERIALS SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Kazakhmys PLC	546	$13,171
Lonmin PLC	474	12,558
Randgold Resources Ltd.	314	23,789
Rexam PLC	2,815	15,398
Rio Tinto PLC	4,664	319,740
Vedanta Resources PLC	349	12,701
Xstrata PLC	6,489	143,953

		1,084,400

TOTAL COMMON STOCKS (Cost: $4,976,745)
		6,363,806

PREFERRED STOCKS – 4.03%

BRAZIL – 4.03%
Bradespar SA	240	6,544
Gerdau SA SP ADR	2,628	34,821
Vale SA Class A SP ADR	7,308	226,402

		267,767

TOTAL PREFERRED STOCKS (Cost: $201,532)
		267,767

SHORT-TERM INVESTMENTS – 0.12%

MONEY MARKET FUNDS – 0.12%
BlackRock Cash Funds: Institutional,
SL Agency Shares
0.26%[d,e,f]	6,326	6,326
BlackRock Cash Funds: Prime,
SL Agency Shares
0.24%[d,e,f]	902	902
BlackRock Cash Funds: Treasury,
SL Agency Shares
0.09%[d,e]	574	574

		7,802

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,802)		7,802

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $5,186,079)		6,639,375

Other Assets, Less Liabilities – (0.01)%		(753)

NET ASSETS – 100.00%		$6,638,622

CPO – Certificates of Participation (Ordinary)

NVDR – Non-Voting Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 98.15%

AUSTRALIA – 1.19%
Telstra Corp. Ltd.	25,020	$69,846

		69,846

AUSTRIA – 0.55%
Telekom Austria AG	2,332	32,163

		32,163

BELGIUM – 0.46%
Belgacom SA	438	15,760
Mobistar SA	182	11,379

		27,139

BRAZIL – 0.84%
TIM Participacoes SA SP ADR	394	14,972
Vivo Participacoes SA SP ADR	998	33,972

		48,944

CANADA – 3.61%
BCE Inc.	1,914	69,595
Rogers Communications Inc. Class B	2,518	88,032
TELUS Corp. NVS	1,130	53,876

		211,503

CHINA – 8.40%
China Communications Services Corp. Ltd. Class H	16,000	9,790
China Mobile Ltd.	37,000	363,557
China Telecom Corp. Ltd. Class H	88,000	52,377
China Unicom (Hong Kong) Ltd.	40,000	66,088

		491,812

CZECH REPUBLIC – 0.14%
Telefonica O2 Czech Republic AS	350	7,996

		7,996

EGYPT – 0.25%
Orascom Telecom Holding SAE SP GDR[a,b]	4,740	14,599

		14,599

FINLAND – 0.34%
Elisa OYJ	898	19,797

		19,797

FRANCE – 4.72%
France Telecom SA	11,852	259,254

Security	Shares	Value
Iliad SA	160	$17,011

		276,265

GERMANY – 4.18%
Deutsche Telekom AG Registered	18,318	244,560

		244,560

GREECE – 0.27%
Hellenic Telecommunications Organization SA SP ADR	3,154	15,896

		15,896

HONG KONG – 0.35%
PCCW Ltd.	44,000	20,770

		20,770

HUNGARY – 0.03%
Magyar Telekom Telecommunications PLC	724	1,967

		1,967

INDONESIA – 1.10%
PT Indosat Tbk	13,000	7,005
PT Telekomunikasi Indonesia Tbk	69,000	57,576

		64,581

ISRAEL – 1.09%
Bezeq The Israel Telecommunication Corp. Ltd.	13,244	35,317
Cellcom Israel Ltd.	462	13,924
Partner Communications Co. Ltd.	768	14,694

		63,935

ITALY – 1.45%
Telecom Italia SpA	59,738	85,013

		85,013

JAPAN – 10.38%
KDDI Corp.	18	101,282
Nippon Telegraph and Telephone Corp.	3,200	148,810
NTT DoCoMo Inc.	100	178,811
SoftBank Corp.	5,200	179,172

		608,075

MEXICO – 6.50%
America Movil SAB de CV Series L	123,200	349,965
Telefonos de Mexico SAB de CV Series L	35,800	30,965

		380,930

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
NETHERLANDS – 2.77%
Koninklijke KPN NV	10,270	$162,133

		162,133

NEW ZEALAND – 0.39%
Telecom Corp. of New Zealand Ltd.	12,926	22,780

		22,780

NORWAY – 1.37%
Telenor ASA	5,192	80,092

		80,092

PHILIPPINE ISLANDS – 0.40%
Globe Telecom Inc.	200	3,482
Philippine Long Distance Telephone Co.	360	19,995

		23,477

POLAND – 0.44%
Telekomunikacja Polska SA	4,388	25,703

		25,703

PORTUGAL – 0.77%
Portugal Telecom SGPS SA Registered	3,908	45,328

		45,328

RUSSIA – 1.31%
Mobile TeleSystems SP ADR	2,934	56,069
OJSC Comstar United Telesystems SP GDR[a]	994	6,446
Sistema JSFC SP GDR[b]	612	14,015

		76,530

SINGAPORE – 2.59%
Singapore Telecommunications Ltd.	56,000	135,625
StarHub Ltd.	8,000	15,937

		151,562

SOUTH AFRICA – 3.46%
MTN Group Ltd.	10,092	172,885
Telkom South Africa Ltd.	1,380	6,762
Vodacom Group Ltd.	2,328	22,696

		202,343

SOUTH KOREA – 1.31%
KT Corp. SP ADR[a]	1,658	32,629
SK Telecom Co. Ltd. SP ADR	2,552	44,150

		76,779

Security	Shares	Value
SPAIN – 11.03%
Telefonica SA	25,686	$646,028

		646,028

SWEDEN – 3.53%
Millicom International Cellular SA SDR	470	44,513
Tele2 AB Class B	2,028	44,942
TeliaSonera AB	14,220	117,427

		206,882

SWITZERLAND – 1.36%
Swisscom AG Registered	180	79,785

		79,785

TAIWAN – 1.79%
Chunghwa Telecom Co. Ltd. SP ADR	3,499	104,521

		104,521

THAILAND – 0.33%
Advanced Information Service PCL NVDR	7,400	19,162

		19,162

TURKEY – 0.88%
Turk Telekomunikasyon AS	4,388	18,010
Turkcell Iletisim Hizmetleri AS	5,514	33,776

		51,786

UNITED KINGDOM – 18.57%
BT Group PLC	47,730	134,173
Cable & Wireless Worldwide PLC	15,148	17,166
Inmarsat PLC	2,410	26,269
Vodafone Group PLC	324,056	910,166

		1,087,774

TOTAL COMMON STOCKS (Cost: $5,032,389)		5,748,456

PREFERRED STOCKS – 1.33%

BRAZIL – 0.57%
Brasil Telecom SA SP ADR	468	10,956
Tele Norte Leste Participacoes SA SP ADR	1,409	22,290

		33,246

50	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US TELECOMMUNICATION SERVICES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
ITALY – 0.76%
Telecom Italia SpA RNC	37,332	$44,452

		44,452

TOTAL PREFERRED STOCKS (Cost: $67,107)		77,698

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[c,d]	3,593	3,593

		3,593

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,593)		3,593

TOTAL INVESTMENTS IN SECURITIES – 99.54%
(Cost: $5,103,089)		5,829,747

Other Assets, Less Liabilities – 0.46%		26,954

NET ASSETS – 100.00%		$5,856,701

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SDR – Swedish Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Unaudited)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
COMMON STOCKS – 97.41%

AUSTRALIA – 1.44%
AGL Energy Ltd.	4,108	$61,026
SP AusNet	21,482	18,847

		79,873

AUSTRIA – 0.51%
Verbund AG	714	28,579

		28,579

BRAZIL – 1.61%
Centrais Eletricas Brasileiras SA SP ADR	2,212	30,150
Companhia de Saneamento Basico do Estado de Sao Paulo SP ADR	602	29,841
CPFL Energia SA SP ADR	392	29,482

		89,473

CANADA – 2.80%
Canadian Utilities Ltd. Class A	908	48,303
Fortis Inc.	1,826	62,981
TransAlta Corp.	2,136	44,161

		155,445

CHILE – 1.95%
Empresa Nacional de Electricidad SA SP ADR	1,080	56,376
Enersis SA SP ADR	2,504	51,983

		108,359

CHINA – 1.95%
China Gas Holdings Ltd.[c]	8,000	3,479
China Longyuan Power Group Corp. Ltd. Class Ha	22,000	19,754
China Resources Power Holdings Co. Ltd.	12,000	20,996
Datang International Power Generation Co. Ltd. Class Hb	36,000	12,561
Guangdong Investment Ltd.	24,000	12,253
Huaneng Power International Inc. Class H	28,000	15,552
XinAo Gas Holdings Ltd.	8,000	23,808

		108,403

CZECH REPUBLIC – 1.00%
CEZ AS	1,184	55,771

		55,771

Security	Shares	Value
FINLAND – 1.89%
Fortum OYJ	3,404	$105,005

		105,005

FRANCE – 11.37%
Electricite de France	2,200	97,122
GDF Suez	9,892	392,957
Suez Environnement SA	2,404	49,718
Veolia Environnement	2,958	92,585

		632,382

GERMANY – 12.50%
E.ON AG	14,074	469,844
RWE AG	3,120	225,040

		694,884

HONG KONG – 5.94%
Cheung Kong Infrastructure Holdings Ltd.	6,000	28,515
CLP Holdings Ltd.	17,000	137,928
Hong Kong and China Gas Co. Ltd. (The)	36,000	81,460
Hongkong Electric Holdings Ltd.	13,000	82,378

		330,281

INDIA – 1.26%
GAIL (India) Ltd. SP GDR[d]	1,144	70,299

		70,299

INDONESIA – 1.00%
PT Perusahaan Gas Negara Tbk	119,000	55,567

		55,567

ITALY – 8.01%
A2A SpA	5,262	7,827
Enel Green Power SpA[a]	11,650	25,891
Enel SpA	52,674	298,072
Snam Rete Gas SpA	11,936	62,716
Terna SpA	11,566	50,584

		445,090

JAPAN – 17.86%
Chubu Electric Power Co. Inc.	5,000	125,229
Chugoku Electric Power Co. Inc. (The)	2,400	49,799
Electric Power Development Co. Ltd.	800	24,850
Hokkaido Electric Power Co. Inc.	1,400	29,152
Hokuriku Electric Power Co.	1,400	34,175
Kansai Electric Power Co. Inc. (The)	6,000	148,663

52	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2011

Security	Shares	Value
Kyushu Electric Power Co. Inc.	2,800	$63,088
Osaka Gas Co. Ltd.	14,000	52,972
Shikoku Electric Power Co. Inc.	1,400	41,438
Toho Gas Co. Ltd.	4,000	20,554
Tohoku Electric Power Co. Inc.	3,200	71,280
Tokyo Electric Power Co. Inc. (The)	10,400	253,241
Tokyo Gas Co. Ltd.	18,000	78,433

		992,874

NEW ZEALAND – 0.27%
Contact Energy Ltd.[a]	3,186	15,145

		15,145

PHILIPPINE ISLANDS – 0.56%
Energy Development Corp.	98,000	12,812
Manila Electric Co.	3,760	18,252

		31,064

POLAND – 1.02%
Polska Grupa Energetyczna SA	4,890	39,027
Tauron Polska Energia SAa	8,084	17,757

		56,784

PORTUGAL – 1.26%
EDP Renovaveis SAa	1,720	10,234
Energias de Portugal SA	15,522	59,714

		69,948

RUSSIA – 1.21%
Rushydro SP ADR[a]	13,618	67,545

		67,545

SOUTH KOREA – 1.00%
Korea Electric Power Corp. SP ADR[a]	4,362	55,528

		55,528

SPAIN – 7.77%
Acciona SA	230	19,926
Enagas SA	1,484	31,342
Gas Natural SDG SA	2,180	36,075
Iberdrola Renovables SA	7,264	27,487
Iberdrola SA	31,560	270,862
Red Electrica Corporacion SA	910	46,498

		432,190

THAILAND – 0.26%
Glow Energy PCL NVDR	11,000	14,331

		14,331

Security	Shares	Value
UNITED KINGDOM – 12.97%
Centrica PLC	38,850	$199,067
International Power PLC	11,542	78,165
National Grid PLC	26,518	234,676
Scottish & Southern Energy PLC	6,860	127,351
Severn Trent PLC	1,732	37,952
United Utilities Group PLC	5,038	43,858

		721,069

TOTAL COMMON STOCKS (Cost: $4,923,972)		5,415,889

PREFERRED STOCKS – 2.39%

BRAZIL – 2.20%
Centrais Eletricas Brasileiras SA Class B SP ADR	2,024	33,315
Companhia Energetica de Minas Gerais SP ADR	3,534	58,382
Companhia Paranaense de Energia Class B SP ADR	1,202	30,759

		122,456

GERMANY – 0.19%
RWE AG NVS	154	10,667

		10,667

TOTAL PREFERRED STOCKS (Cost: $119,224)		133,123

SHORT-TERM INVESTMENTS – 0.27%

MONEY MARKET FUNDS – 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares 0.26%[e,f,g]	12,603	12,603
BlackRock Cash Funds: Prime, SL Agency Shares 0.24%[e,f,g]	1,797	1,797
BlackRock Cash Funds: Treasury, SL Agency Shares 0.09%[e,f]	667	667

		15,067

TOTAL SHORT-TERM INVESTMENTS (Cost: $15,067)		15,067

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Unaudited) (Continued)

iSHARES® MSCI ACWI EX US UTILITIES SECTOR INDEX FUND

January 31, 2011

Value
TOTAL INVESTMENTS IN SECURITIES – 100.07%
(Cost: $5,058,263)	$5,564,079

Other Assets, Less Liabilities – (0.07)%	(4,218)

NET ASSETS – 100.00%	$5,559,861

NVDR – Non-Voting Depositary Receipts

NVS – Non-Voting Shares

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
f	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,311,049	$2,680,167	$5,150,367
Affiliated issuers (Note 2)	41,896	13,405	3,104

Total cost of investments	$5,352,945	$2,693,572	$5,153,471

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,484,270	$2,941,303	$6,338,001
Affiliated issuers (Note 2)	41,896	13,405	3,104

Total fair value of investments	6,526,166	2,954,708	6,341,105
Foreign currencies, at value[b]	11,569	6,742	8,200
Receivables:
Dividends and interest	4,086	3,175	2,087

Total Assets	6,541,821	2,964,625	6,351,392

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	40,337	13,280	–
Investment advisory fees (Note 2)	2,661	1,218	2,548

Total Liabilities	42,998	14,498	2,548

NET ASSETS	$6,498,823	$2,950,127	$6,348,844

Net assets consist of:
Paid-in capital	$5,332,832	$2,408,303	$5,186,662
Undistributed (distributions in excess of) net investment income	(10,456)	1,294	(3,065)
Undistributed net realized gain (accumulated net realized loss)	3,080	279,281	(22,575)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,173,367	261,249	1,187,822

NET ASSETS	$6,498,823	$2,950,127	$6,348,844

Shares outstanding[c]	100,000	50,000	100,000

Net asset value per share	$64.99	$59.00	$63.49

[a]	Securities on loan with values of $37,979, $12,578 and $ –, respectively. See Note 5.
[b]	Cost of foreign currencies: $11,455, $6,637 and $8,015, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$2,363,292	$5,048,952	$5,077,713
Affiliated issuers (Note 2)	10,903	2,464	18,516

Total cost of investments	$2,374,195	$5,051,416	$5,096,229

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,464,447	$5,573,998	$6,192,951
Affiliated issuers (Note 2)	10,903	2,464	18,516

Total fair value of investments	2,475,350	5,576,462	6,211,467
Foreign currencies, at value[b]	5,828	4,570	16,908
Receivables:
Investment securities sold	–	150,807	–
Dividends and interest	3,328	303	3,694

Total Assets	2,484,506	5,732,142	6,232,069

LIABILITIES
Payables:
Investment securities purchased	–	148,534	7,333
Collateral for securities on loan (Note 5)	10,711	–	17,330
Investment advisory fees (Note 2)	1,004	2,266	2,520

Total Liabilities	11,715	150,800	27,183

NET ASSETS	$2,472,791	$5,581,342	$6,204,886

Net assets consist of:
Paid-in capital	$2,406,555	$5,066,776	$5,074,674
Distributions in excess of net investment income	(8,066)	(2,628)	(1,608)
Undistributed net realized gain (accumulated net realized loss)	(27,037)	(8,085)	16,453
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	101,339	525,279	1,115,367

NET ASSETS	$2,472,791	$5,581,342	$6,204,886

Shares outstanding[c]	100,000	100,000	100,000

Net asset value per share	$24.73	$55.81	$62.05

[a]	Securities on loan with values of $9,868, $ – and $16,365, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,764, $4,455 and $16,793, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,145,735	$5,178,277	$5,099,496
Affiliated issuers (Note 2)	2,863	7,802	3,593

Total cost of investments	$5,148,598	$5,186,079	$5,103,089

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$6,159,167	$6,631,573	$5,826,154
Affiliated issuers (Note 2)	2,863	7,802	3,593

Total fair value of investments	6,162,030	6,639,375	5,829,747
Foreign currencies, at value[b]	4,418	6,356	11,129
Receivables:
Dividends and interest	5,101	2,869	18,187

Total Assets	6,171,549	6,648,600	5,859,063

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	–	7,228	–
Investment advisory fees (Note 2)	2,492	2,750	2,362

Total Liabilities	2,492	9,978	2,362

NET ASSETS	$6,169,057	$6,638,622	$5,856,701

Net assets consist of:
Paid-in capital	$5,173,914	$5,207,637	$5,131,291
Undistributed (distributions in excess of) net investment income	(6,774)	(11,253)	3,101
Accumulated net realized loss	(11,622)	(11,113)	(4,669)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,013,539	1,453,351	726,978

NET ASSETS	$6,169,057	$6,638,622	$5,856,701

Shares outstanding[c]	100,000	100,000	100,000

Net asset value per share	$61.69	$66.39	$58.57

[a]	Securities on loan with values of $ –, $6,735 and $ –, respectively. See Note 5.
[b]	Cost of foreign currencies: $4,328, $6,314 and $11,040, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Assets and Liabilities (Unaudited) (Continued)

iSHARES® TRUST

January 31, 2011

iShares MSCI ACWI ex US Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,043,196
Affiliated issuers (Note 2)	15,067

Total cost of investments	$5,058,263

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$5,549,012
Affiliated issuers (Note 2)	15,067

Total fair value of investments	5,564,079
Foreign currencies, at value[b]	6,985
Receivables:
Dividends and interest	5,422

Total Assets	5,576,486

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	14,400
Investment advisory fees (Note 2)	2,225

Total Liabilities	16,625

NET ASSETS	$5,559,861

Net assets consist of:
Paid-in capital	$5,055,238
Undistributed net investment income	6,432
Accumulated net realized loss	(7,702)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	505,893

NET ASSETS	$5,559,861

Shares outstanding[c]	100,000

Net asset value per share	$55.60

[a]	Securities on loan with value of $12,558. See Note 5.
[b]	Cost of foreign currencies: $6,952.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

58	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund	iShares MSCI ACWI ex US Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$36,738	$44,611	$74,800
Interest from affiliated issuers (Note 2)	2	2	3
Securities lending income from affiliated issuers (Note 2)	272	3	15

Total investment income	37,012	44,616	74,818

EXPENSES
Investment advisory fees (Note 2)	14,760	9,634	13,894

Total expenses	14,760	9,634	13,894

Net investment income	22,252	34,982	60,924

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	2,409	(8,557)	(22,321)
In-kind redemptions	–	286,947	–
Foreign currency transactions	671	891	(254)

Net realized gain (loss)	3,080	279,281	(22,575)

Net change in unrealized appreciation/depreciation on:
Investments	1,028,210	232,586	1,131,945
Translation of assets and liabilities in foreign currencies	123	55	169

Net change in unrealized appreciation/depreciation	1,028,333	232,641	1,132,114

Net realized and unrealized gain	1,031,413	511,922	1,109,539

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,053,665	$546,904	$1,170,463

[a]	Net of foreign withholding tax of $2,315, $1,600 and $8,420, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI ACWI ex US Financials Sector Index Fund	iShares MSCI ACWI ex US Health Care Sector Index Fund	iShares MSCI ACWI ex US Industrials Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$26,902	$32,894	$43,446
Interest from affiliated issuers (Note 2)	1	2	2
Securities lending income from affiliated issuers (Note 2)	29	–	423

Total investment income	26,932	32,896	43,871

EXPENSES
Investment advisory fees (Note 2)	5,804	13,166	13,845

Total expenses	5,804	13,166	13,845

Net investment income	21,128	19,730	30,026

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(17,312)	(5,473)	15,359
Foreign currency transactions	789	490	1,094

Net realized gain (loss)	(16,523)	(4,983)	16,453

Net change in unrealized appreciation/depreciation on:
Investments	186,207	637,316	996,938
Translation of assets and liabilities in foreign currencies	(55)	212	98

Net change in unrealized appreciation/depreciation	186,152	637,528	997,036

Net realized and unrealized gain	169,629	632,545	1,013,489

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$190,757	$652,275	$1,043,515

[a]	Net of foreign withholding tax of $1,574, $1,475 and $4,250, respectively.

See notes to financial statements.

60	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares MSCI ACWI ex US Information Technology Sector Index Fund	iShares MSCI ACWI ex US Materials Sector Index Fund	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$23,648	$38,011	$100,743
Interest from affiliated issuers (Note 2)	3	2	3
Securities lending income from affiliated issuers (Note 2)	79	78	153

Total investment income	23,730	38,091	100,899

EXPENSES
Investment advisory fees (Note 2)	13,432	15,016	13,807

Total expenses	13,432	15,016	13,807

Net investment income	10,298	23,075	87,092

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(11,884)	(11,962)	(5,226)
Foreign currency transactions	262	849	557

Net realized loss	(11,622)	(11,113)	(4,669)

Net change in unrealized appreciation/depreciation on:
Investments	930,534	1,235,136	546,410
Translation of assets and liabilities in foreign currencies	48	36	316

Net change in unrealized appreciation/depreciation	930,582	1,235,172	546,726

Net realized and unrealized gain	918,960	1,224,059	542,057

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$929,258	$1,247,134	$629,149

[a]	Net of foreign withholding tax of $3,148, $2,265 and $10,605, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Operations (Unaudited) (Continued)

iSHARES® TRUST

Six months ended January 31, 2011

iShares MSCI ACWI ex US Utilities Sector Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$70,276
Interest from affiliated issuers (Note 2)	2
Securities lending income from affiliated issuers (Note 2)	37

Total investment income	70,315

EXPENSES
Investment advisory fees (Note 2)	13,007

Total expenses	13,007

Net investment income	57,308

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(7,588)
Foreign currency transactions	(114)

Net realized loss	(7,702)

Net change in unrealized appreciation/depreciation on:
Investments	398,261
Translation of assets and liabilities in foreign currencies	62

Net change in unrealized appreciation/depreciation	398,323

Net realized and unrealized gain	390,621

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$447,929

[a]	Net of foreign withholding tax of $5,815.

See notes to financial statements.

62	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund		iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$22,252	$(838)	$34,982	$1,074
Net realized gain (loss)	3,080	(29)	279,281	–
Net change in unrealized appreciation/depreciation	1,028,333	145,034	232,641	28,608

Net increase in net assets resulting from operations	1,053,665	144,167	546,904	29,682

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(32,708)	–	(34,762)	–

Total distributions to shareholders	(32,708)	–	(34,762)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	5,333,699	–	5,418,975
Cost of shares redeemed	–	–	(3,010,672)	–

Net increase (decrease) in net assets from capital share transactions	–	5,333,699	(3,010,672)	5,418,975

INCREASE (DECREASE) IN NET ASSETS	1,020,957	5,477,866	(2,498,530)	5,448,657

NET ASSETS
Beginning of period	5,477,866	–	5,448,657	–

End of period	$6,498,823	$5,477,866	$2,950,127	$5,448,657

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(10,456)	$–	$1,294	$1,074

SHARES ISSUED
Shares sold	–	100,000	–	100,000
Shares redeemed	–	–	(50,000)	–

Net increase (decrease) in shares outstanding	–	100,000	(50,000)	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Energy Sector Index Fund		iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from January 20, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$60,924	$(437)	$21,128	$38,488
Net realized gain (loss)	(22,575)	232	(16,523)	(10,597)
Net change in unrealized appreciation/depreciation	1,132,114	55,708	186,152	(84,813)

Net increase (decrease) in net assets resulting from operations	1,170,463	55,503	190,757	(56,922)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,818)	–	(31,912)	(35,687)

Total distributions to shareholders	(63,818)	–	(31,912)	(35,687)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	5,186,696	–	2,406,555

Net increase in net assets from capital share transactions	–	5,186,696	–	2,406,555

INCREASE IN NET ASSETS	1,106,645	5,242,199	158,845	2,313,946

NET ASSETS
Beginning of period	5,242,199	–	2,313,946	–

End of period	$6,348,844	$5,242,199	$2,472,791	$2,313,946

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(3,065)	$(171)	$(8,066)	$2,718

SHARES ISSUED
Shares sold	–	100,000	–	100,000

Net increase in shares outstanding	–	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

64	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Health Care Sector Index Fund		iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$19,730	$5,934	$30,026	$(255)
Net realized gain (loss)	(4,983)	(3,096)	16,453	(170)
Net change in unrealized appreciation/depreciation	637,528	(112,249)	997,036	118,331

Net increase (decrease) in net assets resulting from operations	652,275	(109,411)	1,043,515	117,906

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(28,298)	–	(31,209)	–

Total distributions to shareholders	(28,298)	–	(31,209)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	5,066,776	–	5,074,674

Net increase in net assets from capital share transactions	–	5,066,776	–	5,074,674

INCREASE IN NET ASSETS	623,977	4,957,365	1,012,306	5,192,580

NET ASSETS
Beginning of period	4,957,365	–	5,192,580	–

End of period	$5,581,342	$4,957,365	$6,204,886	$5,192,580

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(2,628)	$5,940	$(1,608)	$(425)

SHARES ISSUED
Shares sold	–	100,000	–	100,000

Net increase in shares outstanding	–	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Information Technology Sector Index Fund		iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$10,298	$229	$23,075	$(585)
Net realized gain (loss)	(11,622)	186	(11,113)	(14)
Net change in unrealized appreciation/depreciation	930,582	82,957	1,235,172	218,179

Net increase in net assets resulting from operations	929,258	83,372	1,247,134	217,580

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,487)	–	(33,729)	–

Total distributions to shareholders	(17,487)	–	(33,729)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	5,173,914	–	5,207,637

Net increase in net assets from capital share transactions	–	5,173,914	–	5,207,637

INCREASE IN NET ASSETS	911,771	5,257,286	1,213,405	5,425,217

NET ASSETS
Beginning of period	5,257,286	–	5,425,217	–

End of period	$6,169,057	$5,257,286	$6,638,622	$5,425,217

Undistributed (distributions in excess of) net investment income (accumulated net investment loss) included in net assets at end of period	$(6,774)	$415	$(11,253)	$(599)

SHARES ISSUED
Shares sold	–	100,000	–	100,000

Net increase in shares outstanding	–	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

66	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund		iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Period from July 13, 2010[a] to July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$87,092	$3,476	$57,308	$4,264
Net realized gain (loss)	(4,669)	12	(7,702)	–
Net change in unrealized appreciation/depreciation	546,726	180,252	398,323	107,570

Net increase in net assets resulting from operations	629,149	183,740	447,929	111,834

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,479)	–	(55,140)	–

Total distributions to shareholders	(87,479)	–	(55,140)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	–	5,131,291	–	5,055,238

Net increase in net assets from capital share transactions	–	5,131,291	–	5,055,238

INCREASE IN NET ASSETS	541,670	5,315,031	392,789	5,167,072

NET ASSETS
Beginning of period	5,315,031	–	5,167,072	–

End of period	$5,856,701	$5,315,031	$5,559,861	$5,167,072

Undistributed net investment income included in net assets at end of period	$3,101	$3,488	$6,432	$4,264

SHARES ISSUED
Shares sold	–	100,000	–	100,000

Net increase in shares outstanding	–	100,000	–	100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Financial Highlights

iSHARES ® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Consumer Discretionary Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$54.78	$53.34

Income from investment operations:
Net investment income (loss)[b]	0.22	(0.01)
Net realized and unrealized gain[c]	10.32	1.45

Total from investment operations	10.54	1.44

Less distributions from:
Net investment income	(0.33)	–

Total distributions	(0.33)	–

Net asset value, end of period	$64.99	$54.78

Total return	19.24%[d]	2.70%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,499	$5,478
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.72%	(0.32)%
Portfolio turnover rate[f]	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Consumer Staples Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$54.49	$54.19

Income from investment operations:
Net investment income[b]	0.51	0.01
Net realized and unrealized gain[c]	4.70	0.29

Total from investment operations	5.21	0.30

Less distributions from:
Net investment income	(0.70)	–

Total distributions	(0.70)	–

Net asset value, end of period	$59.00	$54.49

Total return	9.52%[d]	0.56%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,950	$5,449
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.74%	0.40%
Portfolio turnover rate[f]	1%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Energy Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$52.42	$51.87

Income from investment operations:
Net investment income (loss)[b]	0.61	(0.00)[c]
Net realized and unrealized gain[d]	11.10	0.55

Total from investment operations	11.71	0.55

Less distributions from:
Net investment income	(0.64)	–

Total distributions	(0.64)	–

Net asset value, end of period	$63.49	$52.42

Total return	22.40%[e]	1.06%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,349	$5,242
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	2.10%	(0.17)%
Portfolio turnover rate[g]	4%	0%[h]

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

70	2010 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Financials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jan. 20, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$23.14	$24.07

Income from investment operations:
Net investment income[b]	0.21	0.38
Net realized and unrealized gain (loss)[c]	1.70	(0.95)

Total from investment operations	1.91	(0.57)

Less distributions from:
Net investment income	(0.32)	(0.36)

Total distributions	(0.32)	(0.36)

Net asset value, end of period	$24.73	$23.14

Total return	8.30%[d]	(2.27)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,473	$2,314
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.75%	3.23%
Portfolio turnover rate[f]	3%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Health Care Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$49.57	$50.67

Income from investment operations:
Net investment income[b]	0.20	0.06
Net realized and unrealized gain (loss)[c]	6.32	(1.16)

Total from investment operations	6.52	(1.10)

Less distributions from:
Net investment income	(0.28)	–

Total distributions	(0.28)	–

Net asset value, end of period	$55.81	$49.57

Total return	13.17%[d]	(2.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,581	$4,957
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	0.72%	2.40%
Portfolio turnover rate[f]	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Industrials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$51.93	$50.75

Income from investment operations:
Net investment income (loss)[b]	0.30	(0.00)[c]
Net realized and unrealized gain[d]	10.13	1.18

Total from investment operations	10.43	1.18

Less distributions from:
Net investment income	(0.31)	–

Total distributions	(0.31)	–

Net asset value, end of period	$62.05	$51.93

Total return	20.11%[e]	2.32%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,205	$5,193
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[f]	1.04%	(0.10)%
Portfolio turnover rate[g]	4%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Information Technology Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$52.57	$51.74

Income from investment operations:
Net investment income[b]	0.10	0.00 [c]
Net realized and unrealized gain[d]	9.19	0.83

Total from investment operations	9.29	0.83

Less distributions from:
Net investment income	(0.17)	–

Total distributions	(0.17)	–

Net asset value, end of period	$61.69	$52.57

Total return	17.69%[e]	1.60%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,169	$5,257
Ratio of expenses to average net assets[f]	0.48%	0.48%
Ratio of net investment income to average net assets[f]	0.37%	0.09%
Portfolio turnover rate[g]	0%[h]	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	Rounds to less than $0.01.
[d]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
[h]	Rounds to less than 1%.

See notes to financial statements.

74	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Materials Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$54.25	$52.08

Income from investment operations:
Net investment income (loss)[b]	0.23	(0.01)
Net realized and unrealized gain[c]	12.25	2.18

Total from investment operations	12.48	2.17

Less distributions from:
Net investment income	(0.34)	–

Total distributions	(0.34)	–

Net asset value, end of period	$66.39	$54.25

Total return	22.99%[d]	4.17%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$6,639	$5,425
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income (loss) to average net assets[e]	0.74%	(0.22)%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Telecommunication Services Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$53.15	$51.31

Income from investment operations:
Net investment income[b]	0.87	0.03
Net realized and unrealized gain[c]	5.42	1.81

Total from investment operations	6.29	1.84

Less distributions from:
Net investment income	(0.87)	–

Total distributions	(0.87)	–

Net asset value, end of period	$58.57	$53.15

Total return	11.89%[d]	3.58%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,857	$5,315
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	3.03%	1.36%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex US Utilities Sector Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Period from Jul. 13, 2010[a] to Jul. 31, 2010

Net asset value, beginning of period	$51.67	$50.55

Income from investment operations:
Net investment income[b]	0.57	0.04
Net realized and unrealized gain[c]	3.91	1.08

Total from investment operations	4.48	1.12

Less distributions from:
Net investment income	(0.55)	–

Total distributions	(0.55)	–

Net asset value, end of period	$55.60	$51.67

Total return	8.72%[d]	2.21%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$5,560	$5,167
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	2.11%	1.70%
Portfolio turnover rate[f]	2%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares MSCI ACWI ex US Consumer Discretionary Sector, iShares MSCI ACWI ex US Consumer Staples Sector, iShares MSCI ACWI ex US Energy Sector, iShares MSCI ACWI ex US Financials Sector, iShares MSCI ACWI ex US Health Care Sector, iShares MSCI ACWI ex US Industrials Sector, iShares MSCI ACWI ex US Information Technology Sector, iShares MSCI ACWI ex US Materials Sector, iShares MSCI ACWI ex US Telecommunication Services Sector and iShares MSCI ACWI ex US Utilities Sector Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The

78	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI ACWI ex US Sector Index Fund	Investments in Securities

	Level 1	Level 2	Level 3		Total

Consumer Discretionary
Common Stocks	$6,293,347	$–	$–		$6,293,347
Preferred Stocks	190,793	–	–		190,793
Rights	57	–	73		130
Short-Term Investments	41,896	–	–		41,896

	$6,526,093	$–	$73		$6,526,166

Consumer Staples
Common Stocks	$2,852,396	$–	$–		$2,852,396
Preferred Stocks	88,907	–	–		88,907
Short-Term Investments	13,405	–	–		13,405

	$2,954,708	$–	$–		$2,954,708

Energy
Common Stocks	$6,090,327	$–	$–		$6,090,327
Preferred Stocks	247,674	–	–		247,674
Short-Term Investments	3,104	–	–		3,104

	$6,341,105	$–	$–		$6,341,105

Financials
Common Stocks	$2,439,094	$–	$0	[a]	$2,439,094
Preferred Stocks	24,412	–	–		24,412
Rights	941	–	–		941
Short-Term Investments	10,903	–	–		10,903

	$2,475,350	$–	$0	[a]	$2,475,350

Health Care
Common Stocks	$5,573,998	$–	$–		$5,573,998
Short-Term Investments	2,464	–	–		2,464

	$5,576,462	$–	$–		$5,576,462

80	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

	Investments in Securities

iShares MSCI ACWI ex US Sector Index Fund	Level 1	Level 2	Level 3	Total

Industrials
Common Stocks	$6,183,233	$–	$9,718	$6,192,951
Short-Term Investments	18,516	–	–	18,516

	$6,201,749	$–	$9,718	$6,211,467

Information Technology
Common Stocks	$6,159,167	$–	$–	$6,159,167
Short-Term Investments	2,863	–	–	2,863

	$6,162,030	$–	$–	$6,162,030

Materials
Common Stocks	$6,363,806	$–	$–	$6,363,806
Preferred Stocks	267,767	–	–	267,767
Short-Term Investments	7,802	–	–	7,802

	$6,639,375	$–	$–	$6,639,375

Telecommunication Services
Common Stocks	$5,748,456	$–	$–	$5,748,456
Preferred Stocks	77,698	–	–	77,698
Short-Term Investments	3,593	–	–	3,593

	$5,829,747	$–	$–	$5,829,747

Utilities
Common Stocks	$5,412,410	$–	$3,479	$5,415,889
Preferred Stocks	133,123	–	–	133,123
Short-Term Investments	15,067	–	–	15,067

	$5,560,600	$–	$3,479	$5,564,079

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

82	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Consumer Discretionary	$5,352,945	$1,198,354	$(25,133)	$1,173,221
Consumer Staples	2,693,572	271,479	(10,343)	261,136
Energy	5,153,806	1,203,407	(16,108)	1,187,299
Financials	2,380,676	205,878	(111,204)	94,674
Health Care	5,051,416	539,975	(14,929)	525,046
Industrials	5,101,623	1,154,549	(44,705)	1,109,844
Information Technology	5,148,598	1,063,255	(49,823)	1,013,432
Materials	5,187,900	1,480,227	(28,752)	1,451,475
Telecommunication Services	5,103,540	759,309	(33,102)	726,207
Utilities	5,058,415	564,662	(58,998)	505,664

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48% of the average daily net assets of each Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from certain Funds as follows:

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Consumer Discretionary	$146
Consumer Staples	2
Energy	8
Financials	16
Industrials	228

iShares MSCI ACWI ex US Sector Index Fund	Securities Lending Agent Fees
Information Technology	$42
Materials	42
Telecommunication Services	82
Utilities	20

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	Purchases	Sales
Consumer Discretionary	$228,794	$248,851
Consumer Staples	50,078	78,975
Energy	249,287	257,730
Financials	61,062	69,559
Health Care	264,312	265,897
Industrials	207,172	214,511
Information Technology	21,182	33,359
Materials	109,655	122,059
Telecommunication Services	89,167	110,736
Utilities	129,048	128,585

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares MSCI ACWI ex US Sector Index Fund	In-Kind Purchases	In-Kind Sales
Consumer Staples	$–	$2,983,381

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregation of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that Fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

84	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, certain Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	85

Notes:

86	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	87

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

88	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE ISHARES FAMILY OF FUNDS	89

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund	Trading Symbol
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

90	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-76-0111

2011 SEMI-ANNUAL REPORT TO SHAREHOLDERS

iSHARES® FTSE SERIES

JANUARY 31, 2011

»  Would you prefer to receive materials like this electronically?

See inside back cover for details.

iShares FTSE China 25 Index Fund  |  FXI  |  NYSE Arca

iShares FTSE China (HK Listed) Index Fund  |  FCHI  |  NASDAQ

Fund Performance Overview

iSHARES®
FTSE CHINA 25 INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Year Ended 1/31/11

Five Years Ended 1/31/11

Inception to 1/31/11

NAV

MARKET

INDEX

NAV

MARKET

INDEX

NAV

MARKET

INDEX

11.38%

12.73%

12.62%

14.48%

13.90%

15.01%

16.43%

16.42%

17.05%

Cumulative Total Returns

Year Ended 1/31/11

Five Years Ended 1/31/11

Inception to 1/31/11

NAV

MARKET

INDEX

NAV

MARKET

INDEX

NAV

MARKET

INDEX

11.38%

12.73%

12.62%

96.63%

91.66%

101.25%

161.78%

161.58%

170.40%

Total returns for the period since
inception are calculated from the inception date of the Fund (10/5/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the
value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the
Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/8/04), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions.
If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE
China 25 Index Fund (the “Fund”), formerly the iShares FTSE/Xinhua China 25 Index Fund, seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China 25 Index (the
“Index”), formerly the FTSE/Xinhua China 25 Index. The Index is designed to represent the performance of the largest companies in the Chinese equity market that are available to international investors. The Index consists of 25 of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 4.44%, while the total return for the Index was 4.93%.

PORTFOLIO ALLOCATION

As of 1/31/11

Sector

Percentage of Net Assets

Financial

46.94
%

Energy

23.40

Communications

18.79

Industrial

5.94

Basic Materials

3.25

Consumer Cyclical

1.58

Short-Term and Other Net Assets

0.10

TOTAL

100.00
%

TEN LARGEST FUND HOLDINGS

As of 1/31/11

Security

Percentage of Net Assets

China Mobile Ltd.

9.60
%

China Construction Bank Corp. Class H

9.38

Industrial and Commercial Bank of China Ltd. Class H

7.99

CNOOC Ltd.

7.56

China Life Insurance Co. Ltd. Class H

5.41

China Petroleum & Chemical Corp. Class H

4.86

China Unicom (Hong Kong) Ltd.

4.70

PetroChina Co. Ltd. Class H

4.51

China Telecom Corp. Ltd. Class H

4.49

Bank of China Ltd. Class H

4.18

TOTAL

62.68
%

FUND PERFORMANCE OVERVIEWS

5

Fund Performance Overview

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

Performance as of January 31, 2011

Average Annual Total Returns

Cumulative Total Returns

Year Ended 1/31/11

Inception to 1/31/11

Inception to 1/31/11

NAV

MARKET

INDEX

NAV

MARKET

INDEX

NAV

MARKET

INDEX

14.29%

15.39%

15.40%

2.59%

2.55%

3.97%

6.89%

6.79%

10.65%

Total returns for the period since
inception are calculated from the inception date of the Fund (6/24/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the
value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the
Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/25/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions.
If brokerage commissions were included, market returns would be lower. The performance shown in the tables above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

The iShares FTSE
China (HK Listed) Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the FTSE China (HK Listed) Index (the “Index”). The Index is
designed to track the performance of the large- and mid-capitalization companies in the Chinese equity market that are available to international investors. The Index consists of many of the largest and most liquid Chinese companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the six-month period ended January 31, 2011, the total return for the Fund was 6.54%, while the total return for the Index was 6.76%.

PORTFOLIO ALLOCATION

As of 1/31/11

Sector

Percentage of Net Assets

Financial

44.69
%

Energy

20.30

Communications

14.04

Industrial

8.04

Diversified

3.11

Consumer Cyclical

3.09

Basic Materials

2.74

Consumer Non-Cyclical

2.73

Utilities

1.08

Technology

0.12

Short-Term and Other Net Assets

0.06

TOTAL

100.00
%

TEN LARGEST FUND HOLDINGS

As of 1/31/11

Security

Percentage of Net Assets

China Construction Bank Corp. Class H

10.68
%

China Mobile Ltd.

9.89

Industrial and Commercial Bank of China Ltd. Class H

8.10

CNOOC Ltd.

6.70

Bank of China Ltd. Class H

5.43

PetroChina Co. Ltd. Class H

4.93

China Life Insurance Co. Ltd. Class H

4.83

Ping An Insurance (Group) Co. of China Ltd. Class H

3.62

China Petroleum & Chemical Corp. Class H

3.13

China Shenhua Energy Co. Ltd. Class H

2.24

TOTAL

59.55
%

6

2011 iSHARES SEMI-ANNUAL REPORT TO
SHAREHOLDERS

Shareholder Expenses
(Unaudited)

iSHARES®
TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of
$1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 to January 31, 2011.

ACTUAL
EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund

Beginning Account Value (8/1/10)

Ending Account Value (1/31/11)

Annualized Expense Ratio

Expenses Paid During Period [a] (8/1/10 to 1/31/11)

FTSE China 25

Actual

$1,000.00

$1,044.40

0.72
%

$3.71

Hypothetical (5% return before expenses)

1,000.00

1,021.60

0.72

3.67

FTSE China (HK Listed)

Actual

1,000.00

1,065.40

0.72

3.75

Hypothetical (5% return before expenses)

1,000.00

1,021.60

0.72

3.67

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days).

SHAREHOLDER EXPENSES

7

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA 25 INDEX FUND

January 31, 2011

Security

Shares

Value

COMMON STOCKS – 99.90%

AIRLINES – 1.58%

Air China Ltd. Class Ha,b

113,680,000

$
117,095,905

117,095,905

BANKS – 34.62%

Agricultural Bank of China Ltd. Class Ha,b

530,120,000

261,124,433

Bank of China Ltd. Class H

596,240,000

309,754,930

Bank of Communications Co. Ltd. Class H

262,160,000

249,860,347

China CITIC Bank Class Hb

320,160,000

208,628,137

China Construction Bank Corp. Class H

792,280,320

696,163,960

China Merchants Bank Co. Ltd. Class Hb

106,140,075

249,973,611

Industrial and Commercial Bank of China Ltd. Class H

796,920,995

592,905,336

2,568,410,754

COAL – 6.47%

China Coal Energy Co. Class H

141,520,000

206,586,615

China Shenhua Energy Co. Ltd. Class H

67,280,000

273,150,370

479,736,985

ELECTRICAL COMPONENTS & EQUIPMENT – 1.57%

BYD Co. Ltd. Class Hb

23,780,000

116,219,478

116,219,478

ENGINEERING & CONSTRUCTION – 3.08%

China Communications Construction Co. Ltd. Class H

153,120,000

123,741,269

China Railway Group Ltd. Class H

145,000,000

105,089,312

228,830,581

INSURANCE – 12.32%

China Life Insurance Co. Ltd. Class H

103,240,000

401,266,331

China Pacific Insurance (Group) Co. Ltd. Class H

59,856,000

236,867,216

Ping An Insurance (Group) Co. of China Ltd. Class H

27,840,000

275,873,393

914,006,940

Security

Shares

Value

MINING – 3.25%

Aluminum Corp. of China Ltd. Class Ha,b

134,560,000

$
131,526,434

Zijin Mining Group Co. Ltd. Class H

139,200,000

109,992,240

241,518,674

OIL & GAS – 16.93%

China Petroleum & Chemical Corp. Class H

327,120,000

360,447,782

CNOOC Ltd.

254,040,000

560,496,168

PetroChina Co. Ltd. Class H

241,280,000

334,881,134

1,255,825,084

TELECOMMUNICATIONS – 18.79%

China Mobile Ltd.

72,500,000

712,375,333

China Telecom Corp. Ltd. Class H

559,120,000

332,786,043

China Unicom (Hong Kong) Ltd.

211,120,000

348,808,723

1,393,970,099

TRANSPORTATION – 1.29%

China COSCO Holdings Co. Ltd. Class Ha,b

88,740,000

95,732,085

95,732,085

TOTAL COMMON STOCKS

(Cost: $7,252,467,413)

7,411,346,585

SHORT-TERM INVESTMENTS – 4.07%

MONEY MARKET FUNDS – 4.07%

BlackRock Cash Funds: Institutional, SL Agency Shares

 0.26%[c,d,e]

262,882,386

262,882,386

BlackRock Cash Funds: Prime, SL Agency Shares

 0.24%[c,d,e]

37,485,890

37,485,890

BlackRock Cash Funds: Treasury, SL Agency Shares

 0.09%[c,d]

1,277,758

1,277,758

301,646,034

TOTAL SHORT-TERM INVESTMENTS

(Cost: $301,646,034)

301,646,034

8

2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)
(Continued)

iSHARES®
FTSE CHINA 25 INDEX FUND

January 31, 2011

Value

TOTAL INVESTMENTS IN SECURITIES – 103.97%

(Cost: $7,554,113,447)

$
7,712,992,619

Other Assets, Less Liabilities – (3.97)%

(294,398,022
)

NET ASSETS – 100.00%

$
7,418,594,597

[a]
Non-income earning security.

[b]
All or a portion of this security represents a security on loan. See Note 5.

[c]
Affiliated issuer. See Note 2.

[d]
The rate quoted is the annualized seven-day yield of the fund at period end.

[e]
All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS

9

Schedule of Investments (Unaudited)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2011

Security

Shares

Value

COMMON STOCKS – 99.94%

AGRICULTURE – 0.27%

China Agri-Industries Holdings Ltd.

143,000

$
152,983

152,983

AIRLINES – 0.88%

Air China Ltd. Class Ha

308,000

317,255

China Eastern Airlines Corp. Ltd. Class Ha,b

154,000

71,709

China Southern Airlines Co. Ltd. Class Ha,b

199,000

101,596

490,560

AUTO MANUFACTURERS – 1.58%

Dongfeng Motor Group Co. Ltd. Class H

242,000

427,146

Great Wall Motor Co. Ltd. Class H

110,000

173,274

Guangzhou Automobile Group Co. Ltd. Class H

220,415

282,737

883,157

AUTO PARTS & EQUIPMENT – 0.54%

Weichai Power Co. Ltd. Class H

44,400

301,572

301,572

BANKS – 30.19%

Agricultural Bank of China Ltd. Class Ha

1,474,000

726,057

Bank of China Ltd. Class H

5,830,000

3,028,766

Bank of Communications Co. Ltd. Class H

737,000

702,422

China CITIC Bank Class H

858,000

559,105

China Construction Bank Corp. Class H

6,776,680

5,954,560

China Merchants Bank Co. Ltd. Class H

357,648

842,307

China Minsheng Banking Corp. Ltd. Class H

390,500

331,104

Chongqing Rural Commercial Bank[a,b]

253,000

171,355

Industrial and Commercial Bank of China Ltd. Class H

6,072,795

4,518,130

16,833,806

BEVERAGES – 0.36%

Tsingtao Brewery Co. Ltd. Class H

44,000

202,059

202,059

Security

Shares

Value

BUILDING MATERIALS – 1.69%

Anhui Conch Cement Co. Ltd. Class H

88,000

$
406,375

BBMG Corp. Class H

154,000

208,211

China National Building Material Co. Ltd. Class H

132,000

328,487

943,073

CHEMICALS – 0.85%

China BlueChemical Ltd. Class H

176,000

145,392

Sinofert Holdings Ltd.[a,b]

198,000

109,975

Sinopec Shanghai Petrochemical Co. Ltd. Class H

220,000

133,765

Sinopec Yizheng Chemical Fibre Co. Ltd. Class Ha

154,000

86,129

475,261

COAL – 4.22%

China Coal Energy Co. Class H

363,000

529,896

China Shenhua Energy Co. Ltd. Class H

308,000

1,250,451

Yanzhou Coal Mining Co. Ltd. Class H

198,000

572,735

2,353,082

COMMERCIAL SERVICES – 1.31%

Anhui Expressway Co. Class H

44,000

36,291

COSCO Pacific Ltd.

132,000

245,857

Jiangsu Expressway Co. Ltd. Class H

110,000

118,244

Shenzhen Expressway Co. Ltd. Class H

66,000

39,368

Shenzhen International Holdings Ltd.

1,045,000

92,493

Sichuan Expressway Co. Ltd. Class H

88,000

55,538

Zhejiang Expressway Co. Ltd. Class H

154,000

143,219

731,010

DIVERSIFIED FINANCIAL SERVICES – 0.33%

China Everbright Ltd.[b]

88,000

182,869

182,869

ELECTRIC – 1.08%

China Resources Power Holdings Co. Ltd.

177,600

310,742

10

2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited)
(Continued)

iSHARES®
FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2011

Security

Shares

Value

Datang International Power Generation Co. Ltd. Class H

308,000

$
107,464

Huadian Power International Corp. Ltd. Class Hb

132,000

27,430

Huaneng Power International Inc. Class H

286,000

158,853

604,489

ELECTRICAL COMPONENTS & EQUIPMENT – 0.93%

BYD Co. Ltd. Class Hb

66,000

322,560

Dongfang Electric Corp. Ltd. Class H

33,000

139,903

Harbin Power Equipment Co. Ltd. Class H

44,000

55,369

517,832

ENERGY – ALTERNATE SOURCES – 0.21%

China Longyuan Power Group Corp. Ltd. Class Ha,b

132,000

118,526

118,526

ENGINEERING & CONSTRUCTION – 1.87%

Beijing Capital International Airport Co. Ltd. Class H

154,000

82,178

China Communications Construction Co. Ltd. Class H

407,000

328,910

China Railway Construction Corp. Ltd. Class H

187,000

229,800

China Railway Group Ltd. Class H

385,000

279,030

Metallurgical Corp. of China Ltd. Class Ha

275,000

121,348

1,041,266

ENVIRONMENTAL CONTROL – 0.03%

Tianjin Capital Environmental Protection Group Co. Ltd. Class H

44,000

16,368

16,368

FOOD – 0.31%

China Foods Ltd.[b]

110,000

67,588

Lianhua Supermarket Holdings Co. Ltd. Class H

22,000

102,441

170,029

HOLDING COMPANIES – DIVERSIFIED – 3.11%

Beijing Enterprises Holdings Ltd.[b]

49,500

290,177

China Merchants Holdings (International) Co. Ltd.

110,000

478,338

Security

Shares

Value

China Resources Enterprise Ltd.

110,000

$
431,068

CITIC Pacific Ltd.[b]

99,000

266,049

Guangdong Investment Ltd.

176,000

89,854

Shanghai Industrial Holdings Ltd.

44,000

176,943

1,732,429

INSURANCE – 10.65%

China Life Insurance Co. Ltd. Class H

693,000

2,693,506

China Pacific Insurance (Group) Co. Ltd. Class H

158,400

626,834

China Taiping Insurance Holdings Co. Ltd.[a]

77,000

215,816

PICC Property and Casualty Co. Ltd. Class Ha

308,000

385,210

Ping An Insurance (Group) Co. of China Ltd. Class H

203,500

2,016,532

5,937,898

IRON & STEEL – 0.39%

Angang New Steel Co. Ltd. Class Hb

88,000

129,589

Maanshan Iron & Steel Co. Ltd. Class Hb

154,000

85,931

215,520

MACHINERY – 0.68%

Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd.[a]

90,200

206,879

Shanghai Electric Group Co. Ltd. Class H

286,000

172,060

378,939

MACHINERY – CONSTRUCTION & MINING – 0.20%

China National Materials Co. Ltd. Class Hb

132,000

113,277

113,277

MANUFACTURING – 0.11%

Xinjiang Goldwind Science & Technology Co. Ltd. Class Ha

30,800

60,053

60,053

METAL FABRICATE & HARDWARE – 0.76%

Jiangxi Copper Co. Ltd. Class H

132,000

421,614

421,614

SCHEDULES OF INVESTMENTS	11

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2011

Security	Shares	Value
MINING – 1.50%
Aluminum Corp. of China Ltd. Class Ha,b	330,000	$322,560
China Molybdenum Co. Ltd. Class Hb	77,000	72,499
Zhaojin Mining Industry Co. Ltd. Class H	44,000	161,139
Zijin Mining Group Co. Ltd. Class H	352,000	278,141

		834,339

OIL & GAS – 15.34%
China Petroleum & Chemical Corp. Class H	1,584,000	1,745,382
CNOOC Ltd.	1,694,000	3,737,523
CNPC (Hong Kong) Ltd.	220,000	321,149
PetroChina Co. Ltd. Class H	1,980,000	2,748,113

		8,552,167

OIL & GAS SERVICES – 0.53%
China Oilfield Services Ltd. Class H	154,000	297,896

		297,896

PHARMACEUTICALS – 0.48%
Guangzhou Pharmaceutical Co. Ltd. Class H	22,000	32,510
Sinopharm Group Co. Ltd. Class H	66,000	233,242

		265,752

REAL ESTATE – 3.52%
Beijing North Star Co. Ltd. Class Hb	66,000	17,525
China Overseas Land & Investment Ltd.	375,040	708,154
China Resources Land Ltd.	198,000	357,102
Franshion Properties (China) Ltd.	330,000	95,667
Guangzhou R&F Properties Co. Ltd. Class Hb	88,000	129,363
Poly (Hong Kong) Investments Ltd.[b]	165,000	154,084
Shenzhen Investment Ltd.	220,000	77,889
Sino-Ocean Land Holdings Ltd.	407,000	270,959
Yuexiu Property Co. Ltd.[a,b]	617,800	150,572

		1,961,315

SHIPBUILDING – 0.09%
Guangzhou Shipyard International Co. Ltd. Class H	22,000	48,031

		48,031

Security	Shares	Value
SOFTWARE – 0.12%
Travelsky Technology Ltd. Class H	66,000	$66,375

		66,375

TELECOMMUNICATIONS – 14.04%
China Communications Services Corp. Ltd. Class H	154,000	94,228
China Mobile Ltd.	561,000	5,512,311
China Telecom Corp. Ltd. Class H	1,518,000	903,508
China Unicom (Hong Kong) Ltd.	682,128	1,127,000
ZTE Corp. Class Hb	48,460	191,148

		7,828,195

TEXTILES – 0.09%
Weiqiao Textile Co. Ltd. Class H	55,000	51,291

		51,291

TRANSPORTATION – 1.68%
China COSCO Holdings Co. Ltd. Class Ha	236,500	255,135
China Shipping Container Lines Co. Ltd. Class Ha	352,000	162,550
China Shipping Development Co. Ltd. Class Hc	110,000	133,624
CSR Corp Ltd. Class H	198,000	284,463
Guangshen Railway Co. Ltd. Class Hb	132,000	54,014
Sinotrans Ltd. Class Hb	165,000	44,447

		934,233

TOTAL COMMON STOCKS
(Cost: $46,470,773)		55,717,266

SHORT-TERM INVESTMENTS – 3.50%

MONEY MARKET FUNDS – 3.50%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.26%[d,e,f]	1,699,630	1,699,630
BlackRock Cash Funds: Prime, SL Agency Shares
0.24%[d,e,f]	242,360	242,360

12	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Unaudited) (Continued)

iSHARES® FTSE CHINA (HK LISTED) INDEX FUND

January 31, 2011

Security	Shares	Value
BlackRock Cash Funds: Treasury, SL Agency Shares
0.09%[d,e]	8,202	$8,202

		1,950,192

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,950,192)		1,950,192

TOTAL INVESTMENTS IN SECURITIES – 103.44%
(Cost: $48,420,965)		57,667,458

Other Assets, Less Liabilities – (3.44)%		(1,916,377)

NET ASSETS – 100.00%		$55,751,081

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	13

Statements of Assets and Liabilities (Unaudited)

iSHARES® TRUST

January 31, 2011

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund
ASSETS
Investments, at cost:
Unaffiliated issuers	$7,252,467,413	$46,470,773
Affiliated issuers (Note 2)	301,646,034	1,950,192

Total cost of investments	$7,554,113,447	$48,420,965

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated issuers	$7,411,346,585	$55,717,266
Affiliated issuers (Note 2)	301,646,034	1,950,192

Total fair value of investments	7,712,992,619	57,667,458
Foreign currencies, at value[b]	10,254,455	57,362
Receivables:
Dividends and interest	770,082	3,348

Total Assets	7,724,017,156	57,728,168

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	300,368,276	1,941,990
Capital shares redeemed	101,871	–
Investment advisory fees (Note 2)	4,952,412	35,097

Total Liabilities	305,422,559	1,977,087

NET ASSETS	$7,418,594,597	$55,751,081

Net assets consist of:
Paid-in capital	$7,813,744,018	$46,479,095
Distributions in excess of net investment income	(4,807,040)	(176,621)
Undistributed net realized gain (accumulated net realized loss)	(549,208,316)	202,189
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	158,865,935	9,246,418

NET ASSETS	$7,418,594,597	$55,751,081

Shares outstanding[c]	174,000,000	1,100,000

Net asset value per share	$42.64	$50.68

[a]	Securities on loan with values of $282,723,263 and $1,804,516, respectively. See Note 5.
[b]	Cost of foreign currencies: $10,267,692 and $57,436, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

14	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Unaudited)

iSHARES® TRUST

Six months ended January 31, 2011

	iShares FTSE China 25 Index Fund	iShares FTSE China (HK Listed) Index Fund
NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$31,327,619	$275,534
Interest from affiliated issuers (Note 2)	3,070	22
Securities lending income from affiliated issuers (Note 2)	6,222,409	17,140

Total investment income	37,553,098	292,696

EXPENSES
Investment advisory fees (Note 2)	30,052,538	209,387

Total expenses	30,052,538	209,387

Net investment income	7,500,560	83,309

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(71,976,134)	27,705
In-kind redemptions	488,260,665	1,879,191
Foreign currency transactions	(20,162)	(719)

Net realized gain	416,264,369	1,906,177

Net change in unrealized appreciation/depreciation on:
Investments	(11,885,113)	1,592,612
Translation of assets and liabilities in foreign currencies	(178,406)	(839)

Net change in unrealized appreciation/depreciation	(12,063,519)	1,591,773

Net realized and unrealized gain	404,200,850	3,497,950

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$411,701,410	$3,581,259

[a]	Net of foreign withholding tax of $3,496,647 and $26,535, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares FTSE China 25 Index Fund		iShares FTSE China (HK Listed) Index Fund
	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010	Six months ended January 31, 2011 (Unaudited)	Year ended July 31, 2010
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,500,560	$123,039,410	$83,309	$902,906
Net realized gain	416,264,369	1,223,242,489	1,906,177	1,352,449
Net change in unrealized appreciation/depreciation	(12,063,519)	(1,667,360,351)	1,591,773	(1,798,605)

Net increase (decrease) in net assets resulting from operations	411,701,410	(321,078,452)	3,581,259	456,750

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(31,570,108)	(143,479,053)	(417,852)	(820,187)

Total distributions to shareholders	(31,570,108)	(143,479,053)	(417,852)	(820,187)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,214,047,133	2,940,990,009	–	24,571,321
Cost of shares redeemed	(2,375,274,831)	(5,577,411,542)	(4,927,201)	(9,404,772)

Net increase (decrease) in net assets from capital share transactions	(1,161,227,698)	(2,636,421,533)	(4,927,201)	15,166,549

INCREASE (DECREASE) IN NET ASSETS	(781,096,396)	(3,100,979,038)	(1,763,794)	14,803,112

NET ASSETS
Beginning of period	8,199,690,993	11,300,670,031	57,514,875	42,711,763

End of period	$7,418,594,597	$8,199,690,993	$55,751,081	$57,514,875

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(4,807,040)	$19,262,508	$(176,621)	$157,922

SHARES ISSUED AND REDEEMED
Shares sold	28,050,000	69,450,000	–	500,000
Shares redeemed	(54,150,000)	(137,550,000)	(100,000)	(200,000)

Net increase (decrease) in shares outstanding	(26,100,000)	(68,100,000)	(100,000)	300,000

See notes to financial statements.

16	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China 25 Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Year ended Jul. 31, 2008[a]	Year ended Jul. 31, 2007[a]	Year ended Jul. 31, 2006[a]
Net asset value, beginning of period	$40.98	$42.14	$45.48	$46.99	$26.05	$20.47

Income from investment operations:
Net investment income[b]	0.04	0.58	0.75	0.92	0.59	0.61
Net realized and unrealized gain (loss)[c]	1.79	(1.06)	(3.56)	(1.17)	20.79	5.39

Total from investment operations	1.83	(0.48)	(2.81)	(0.25)	21.38	6.00

Less distributions from:
Net investment income	(0.17)	(0.68)	(0.53)	(1.26)	(0.44)	(0.42)

Total distributions	(0.17)	(0.68)	(0.53)	(1.26)	(0.44)	(0.42)

Net asset value, end of period	$42.64	$40.98	$42.14	$45.48	$46.99	$26.05

Total return	4.44%[d]	(1.16)%	(5.86)%	(0.85)%	82.72%	29.81%

Ratios/Supplemental data:
Net assets, end of period (000s)	$7,418,595	$8,199,691	$11,300,670	$6,678,362	$5,850,859	$2,973,412
Ratio of expenses to average net assets[e]	0.72%	0.72%	0.73%	0.74%	0.74%	0.74%
Ratio of net investment income to average net assets[e]	0.18%	1.39%	2.33%	1.76%	1.74%	2.62%
Portfolio turnover rate[f]	12%	23%	44%	24%	36%	45%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares FTSE China (HK Listed) Index Fund
	Six months ended Jan. 31, 2011 (Unaudited)	Year ended Jul. 31, 2010	Year ended Jul. 31, 2009	Period from Jun. 24, 2008[a] to Jul. 31, 2008
Net asset value, beginning of period	$47.93	$47.46	$49.64	$49.01

Income from investment operations:
Net investment income (loss)[b]	0.07	0.79	1.11	(0.02)
Net realized and unrealized gain (loss)[c]	3.06	0.35	(2.81)	0.65

Total from investment operations	3.13	1.14	(1.70)	0.63

Less distributions from:
Net investment income	(0.38)	(0.67)	(0.48)	–

Total distributions	(0.38)	(0.67)	(0.48)	–

Net asset value, end of period	$50.68	$47.93	$47.46	$49.64

Total return	6.54%[d]	2.41%	(3.26)%	1.29%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$55,751	$57,515	$42,712	$4,964
Ratio of expenses to average net assets[e]	0.72%	0.72%	0.72%	0.74%
Ratio of net investment income (loss) to average net assets[e]	0.29%	1.65%	2.96%	(0.35)%
Portfolio turnover rate[f]	4%	18%	24%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

18	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited)

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares FTSE China 25 (formerly iShares FTSE/Xinhua China 25 Index Fund) and iShares FTSE China (HK Listed) Index Funds (each, a “Fund”, collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act. Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”) using a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

•	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date (a “Level 1 Price”);

•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (a “Level 2 Price”); and

•	Level 3 – Inputs that are unobservable for the asset or liability (a “Level 3 Price”).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3 of the fair value hierarchy.

The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument.

Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 Prices, include active listed equities. The Funds do not adjust the quoted price for such instruments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Investments that trade in markets that are not considered to be active, but whose values are based on inputs such as quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified within Level 2. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Investments whose values are classified as Level 3 Prices have significant unobservable inputs, as they may trade infrequently or not at all. Investments whose values are classified as Level 3 Prices may include unlisted securities related to corporate actions, securities whose trading have been suspended or which have been de-listed from their primary trading exchange, less liquid corporate debt securities (including distressed debt instruments), collateralized debt obligations, and less liquid mortgage securities (backed by either commercial or residential real estate). When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach or the income approach) for which sufficient and reliable data is available. Within Level 3 of the fair value hierarchy, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

20	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The inputs used by the Funds in estimating the value of Level 3 Prices may include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 Prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. The fair value measurement of Level 3 Prices does not include transaction costs that may have been capitalized as part of the security’s cost basis. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

The following table summarizes the values of each of the Funds’ investments according to the fair value hierarchy as of January 31, 2011. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

	Investments in Securities
iShares Index Fund	Level 1	Level 2	Level 3	Total
FTSE China 25
Common Stocks	$7,411,346,585	$–	$–	$7,411,346,585
Short-Term Investments	301,646,034	–	–	301,646,034

	$7,712,992,619	$–	$–	$7,712,992,619

FTSE China (HK Listed)
Common Stocks	$55,583,642	$–	$133,624	$55,717,266
Short-Term Investments	1,950,192	–	–	1,950,192

	$57,533,834	$–	$133,624	$57,667,458

The following table provides the reconciliation of investments in which Level 3 Prices were used in determining fair value for the six months ended January 31, 2011. A reconciliation is presented when such investments are of significant value to a fund (in relation to net assets) as of the beginning or end of the period.

iShares Index Fund	Balance at Beginning of Period	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers In (Out)[a]	Balance at End of Period	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held at End of Period
FTSE China 25
Common Stocks	$350,583,779	$–	$–	$(350,583,779)[b]	$–	$–
FTSE China (HK Listed)
Common Stocks	1,889,381	(32,270)	(45,876)	(1,677,611)[b]	133,624	(31,655)

[a]	The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the period in which the event occurred.
[b]

Represents the transfer out of Ping An Insurance (Group) Co. of China Ltd. (“Ping An”) Class H shares from Level 3 to Level 1. At the request of Ping An, shares of its stock were suspended from trading on the Hong Kong Exchange for the period from June 30, 2010 to September 1, 2010 pending the announcement of its acquisition of Shenzhen Development Bank Co.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of January 31, 2011, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions from net investment income, if any, generally are declared and paid semi-annually by each of the Funds. Distributions of net realized capital gains, if any, generally are declared and paid once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

The tax character of current year distributions will be determined at the end of the current fiscal year.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended January 31, 2011.

22	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of July 31, 2010, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2014	Expiring 2016	Expiring 2017	Expiring 2018	Total
FTSE China 25	$3,332,711	$451,243	$58,367,595	$185,123,529	$247,275,078
FTSE China (HK Listed)	–	–	50,180	361,254	411,434

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

Each Fund reclassifies, at the end of its tax year, certain amounts to paid-in capital from accumulated net realized gain (loss) on investments and foreign currency transactions and accumulated net investment income (loss) as a result of permanent book and tax differences primarily attributed to net investment loss, return of capital, passive foreign investment companies, and realized gains (losses) from foreign currency transactions and in-kind redemptions. These reclassifications have no effect on net assets or net asset values per share.

As of January 31, 2011, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
FTSE China 25	$8,038,159,138	$595,756,487	$(920,923,006)	$(325,166,519)
FTSE China (HK Listed)	49,243,078	10,166,507	(1,742,127)	8,424,380

Management has reviewed the tax positions as of January 31, 2011, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for all expenses of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Funds as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $6 billion
0.67	Over $6 billion, up to and including $12 billion
0.60	Over $12 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA, the Funds’ investment adviser. As securities lending agent, BTC receives, as fees, a share of the combined income earned from the investment of cash collateral received for the loan of securities and any fees paid by borrowers. For the six months ended January 31, 2011, BTC earned securities lending agent fees from the Funds as follows:

iShares Index Fund	Securities Lending Agent Fees
FTSE China 25	$3,343,019
FTSE China (HK Listed)	9,175

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in interest from affiliated issuers in the Statements of Operations.

The PNC Financial Services Group, Inc. (“PNC”), Bank of America Corporation (“BAC”) and Barclays PLC (“Barclays”) are the largest stockholders of BlackRock. Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC and Barclays are not.

Certain trustees and officers of the Trust are also officers of BTC and/or BFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	Purchases	Sales
FTSE China 25	$948,969,480	$959,537,997
FTSE China (HK Listed)	2,132,770	2,335,491

In-kind transactions (see Note 4) for the six months ended January 31, 2011 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
FTSE China 25	$1,202,082,690	$2,351,508,166
FTSE China (HK Listed)	–	4,900,122

24	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Unaudited) (Continued)

iSHARES® TRUST

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a Fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates; such reinvestments are subject to investment risk.

As of January 31, 2011, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of January 31, 2011 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, plus any fees paid by borrowers and less the fees paid to BTC as securities lending agent which are subject to adjustments pursuant to the securities lending agreement.

6. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	25

Notes:

26	2010 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	27

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares Russell Domestic Index Funds	Trading Symbol
iShares Russell 3000	IWV
iShares Russell 3000 Growth	IWZ
iShares Russell 3000 Value	IWW
iShares Russell Top 200	IWL
iShares Russell Top 200 Growth	IWY
iShares Russell Top 200 Value	IWX
iShares Russell 1000	IWB
iShares Russell 1000 Growth	IWF
iShares Russell 1000 Value	IWD
iShares Russell Midcap	IWR
iShares Russell Midcap Growth	IWP
iShares Russell Midcap Value	IWS
iShares Russell 2000	IWM
iShares Russell 2000 Growth	IWO
iShares Russell 2000 Value	IWN
iShares Russell Microcap	IWC

iShares S&P Domestic Index Funds
iShares S&P 1500	ISI
iShares S&P 100	OEF
iShares S&P 500	IVV
iShares S&P 500 Growth	IVW
iShares S&P 500 Value	IVE
iShares S&P MidCap 400	IJH
iShares S&P MidCap 400 Growth	IJK
iShares S&P MidCap 400 Value	IJJ
iShares S&P SmallCap 600	IJR
iShares S&P SmallCap 600 Growth	IJT
iShares S&P SmallCap 600 Value	IJS

iShares Morningstar Domestic Index Funds
iShares Morningstar Large Core	JKD
iShares Morningstar Large Growth	JKE
iShares Morningstar Large Value	JKF
iShares Morningstar Mid Core	JKG
iShares Morningstar Mid Growth	JKH
iShares Morningstar Mid Value	JKI
iShares Morningstar Small Core	JKJ
iShares Morningstar Small Growth	JKK
iShares Morningstar Small Value	JKL

iShares Dow Jones Domestic Index Fund
iShares Dow Jones U.S.	IYY

iShares MSCI Domestic Index Fund
iShares MSCI USA	EUSA

iShares MSCI Socially Responsible Index Funds
iShares MSCI KLD 400 Social	DSI
iShares MSCI USA ESG Select Social	KLD

iShares NYSE Domestic Index Funds
iShares NYSE Composite	NYC
iShares NYSE 100	NY

iShares Domestic Specialty Index Funds	Trading Symbol
iShares S&P U.S. Preferred Stock	PFF
iShares Dow Jones Select Dividend	DVY

iShares North American Sector/Subsector Index Funds
iShares S&P North American Technology Sector	IGM
iShares S&P North American Technology-Multimedia Networking	IGN
iShares PHLX SOX Semiconductor Sector	SOXX
iShares S&P North American Technology-Software	IGV
iShares S&P North American Natural Resources Sector	IGE

iShares Domestic Sector Index Funds
iShares Dow Jones U.S. Basic Materials Sector	IYM
iShares Dow Jones U.S. Consumer Goods Sector	IYK
iShares Dow Jones U.S. Consumer Services Sector	IYC
iShares Dow Jones U.S. Energy Sector	IYE
iShares Dow Jones U.S. Financial Sector	IYF
iShares Dow Jones U.S. Healthcare Sector	IYH
iShares Dow Jones U.S. Industrial Sector	IYJ
iShares Dow Jones U.S. Technology Sector	IYW
iShares Dow Jones U.S. Telecommunications Sector	IYZ
iShares Dow Jones U.S. Utilities Sector	IDU

iShares Domestic Subsector Index Funds
iShares Dow Jones Transportation Average	IYT
iShares Dow Jones U.S. Aerospace & Defense	ITA
iShares Dow Jones U.S. Broker-Dealers	IAI
iShares Dow Jones U.S. Financial Services	IYG
iShares Dow Jones U.S. Healthcare Providers	IHF
iShares Dow Jones U.S. Home Construction	ITB
iShares Dow Jones U.S. Insurance	IAK
iShares Dow Jones U.S. Medical Devices	IHI
iShares Dow Jones U.S. Oil & Gas Exploration & Production	IEO
iShares Dow Jones U.S. Oil Equipment & Services	IEZ
iShares Dow Jones U.S. Pharmaceuticals	IHE
iShares Dow Jones U.S. Regional Banks	IAT
iShares Nasdaq Biotechnology	IBB

iShares Domestic Real Estate Index Funds
iShares Cohen & Steers Realty Majors	ICF
iShares Dow Jones U.S. Real Estate	IYR
iShares FTSE NAREIT Real Estate 50	FTY
iShares FTSE NAREIT Industrial/Office Capped	FIO
iShares FTSE NAREIT Mortgage Plus Capped	REM
iShares FTSE NAREIT Residential Plus Capped	REZ
iShares FTSE NAREIT Retail Capped	RTL

iShares Target Risk Index Funds
iShares S&P Conservative Allocation	AOK
iShares S&P Moderate Allocation	AOM
iShares S&P Growth Allocation	AOR
iShares S&P Aggressive Allocation	AOA

28	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds (Continued)

iShares International Country Index Funds	Trading Symbol
iShares FTSE China (HK Listed)	FCHI
iShares FTSE China 25	FXI
iShares MSCI Australia	EWA
iShares MSCI Austria Investable Market	EWO
iShares MSCI Belgium Investable Market	EWK
iShares MSCI Brazil	EWZ
iShares MSCI Brazil Small Cap	EWZS
iShares MSCI Canada	EWC
iShares MSCI Chile Investable Market	ECH
iShares MSCI China Small Cap	ECNS
iShares MSCI France	EWQ
iShares MSCI Germany	EWG
iShares MSCI Hong Kong	EWH
iShares S&P India Nifty 50	INDY
iShares MSCI Indonesia Investable Market	EIDO
iShares MSCI Ireland Capped Investable Market	EIRL
iShares MSCI Israel Capped Investable Market	EIS
iShares MSCI Italy	EWI
iShares MSCI Japan	EWJ
iShares MSCI Japan Small Cap	SCJ
iShares S&P/TOPIX 150	ITF
iShares MSCI Malaysia	EWM
iShares MSCI Mexico Investable Market	EWW
iShares MSCI Netherlands Investable Market	EWN
iShares MSCI New Zealand Investable Market	ENZL
iShares MSCI All Peru Capped	EPU
iShares MSCI Philippines Investable Market	EPHE
iShares MSCI Poland Investable Market	EPOL
iShares MSCI Russia Capped	ERUS
iShares MSCI Singapore	EWS
iShares MSCI South Africa	EZA
iShares MSCI South Korea	EWY
iShares MSCI Spain	EWP
iShares MSCI Sweden	EWD
iShares MSCI Switzerland	EWL
iShares MSCI Taiwan	EWT
iShares MSCI Thailand Investable Market	THD
iShares MSCI Turkey Investable Market	TUR
iShares MSCI United Kingdom	EWU

iShares International Index Funds
iShares MSCI ACWI ex US	ACWX
iShares MSCI EAFE	EFA
iShares MSCI EAFE Growth	EFG
iShares MSCI EAFE Value	EFV
iShares MSCI EAFE Small Cap	SCZ
iShares FTSE Developed Small Cap ex-North America	IFSM
iShares MSCI Emerging Markets	EEM
iShares MSCI Emerging Markets Eastern Europe	ESR
iShares MSCI BRIC	BKF
iShares MSCI EMU	EZU
iShares MSCI All Country Asia ex Japan	AAXJ
iShares MSCI Pacific ex-Japan	EPP
iShares S&P Asia 50	AIA
iShares S&P Europe 350	IEV
iShares S&P Latin America 40	ILF

iShares International/Global Real Estate Index Funds
iShares S&P Developed ex-U.S. Property	WPS
iShares FTSE EPRA/NAREIT Developed Real Estate ex-U.S.	IFGL
iShares FTSE EPRA/NAREIT Developed Asia	IFAS
iShares FTSE EPRA/NAREIT Developed Europe	IFEU
iShares FTSE EPRA/NAREIT North America	IFNA

iShares Target Date Index Funds	Trading Symbol
iShares S&P Target Date Retirement Income	TGR
iShares S&P Target Date 2010	TZD
iShares S&P Target Date 2015	TZE
iShares S&P Target Date 2020	TZG
iShares S&P Target Date 2025	TZI
iShares S&P Target Date 2030	TZL
iShares S&P Target Date 2035	TZO
iShares S&P Target Date 2040	TZV

iShares Global Index Funds
iShares MSCI ACWI	ACWI
iShares S&P Global 100	IOO
iShares MSCI Kokusai	TOK

iShares International/Global Sector Index Funds
iShares MSCI ACWI ex US Consumer Discretionary Sector	AXDI
iShares MSCI ACWI ex US Consumer Staples Sector	AXSL
iShares MSCI ACWI ex US Energy Sector	AXEN
iShares MSCI ACWI ex US Financials Sector	AXFN
iShares MSCI ACWI ex US Health Care Sector	AXHE
iShares MSCI ACWI ex US Industrials Sector	AXID
iShares MSCI ACWI ex US Information Technology Sector	AXIT
iShares MSCI ACWI ex US Materials Sector	AXMT
iShares MSCI ACWI ex US Telecommunication Services Sector	AXTE
iShares MSCI ACWI ex US Utilities Sector	AXUT
iShares MSCI Emerging Markets Financials Sector	EMFN
iShares MSCI Emerging Markets Materials Sector	EMMT
iShares MSCI Europe Financials Sector	EUFN
iShares MSCI Far East Financials Sector	FEFN
iShares S&P Global Consumer Discretionary Sector	RXI
iShares S&P Global Consumer Staples Sector	KXI
iShares S&P Global Energy Sector	IXC
iShares S&P Global Financials Sector	IXG
iShares S&P Global Healthcare Sector	IXJ
iShares S&P Global Industrials Sector	EXI
iShares S&P Global Materials Sector	MXI
iShares S&P Global Technology Sector	IXN
iShares S&P Global Telecommunications Sector	IXP
iShares S&P Global Utilities Sector	JXI

iShares International/Global Theme Based and Specialty Index Funds
iShares Dow Jones International Select Dividend	IDV
iShares S&P Emerging Markets Infrastructure	EMIF
iShares S&P Global Clean Energy	ICLN
iShares S&P Global Infrastructure	IGF
iShares S&P Global Nuclear Energy	NUCL
iShares S&P Global Timber & Forestry	WOOD

iShares U.S. Multisector Bond Funds
iShares Barclays Aggregate	AGG
iShares Barclays Government/Credit	GBF
iShares Barclays Intermediate Government/Credit	GVI
iShares 10+ Year Government/Credit	GLJ

iShares U.S. Government Bond Funds
iShares Barclays Short Treasury	SHV
iShares Barclays 1-3 Year Treasury	SHY
iShares Barclays 3-7 Year Treasury	IEI
iShares Barclays 7-10 Year Treasury	IEF
iShares Barclays 10-20 Year Treasury	TLH
iShares Barclays 20+ Year Treasury	TLT
iShares Barclays TIPS	TIP
iShares Barclays 0-5 Year TIPS	STIP
iShares Barclays Agency	AGZ

THE iSHARES FAMILY OF FUNDS	29

The iShares® Family of Funds (Continued)

iShares U.S. Credit Bond Funds	Trading Symbol
iShares Barclays Credit	CFT
iShares Barclays 1-3 Year Credit	CSJ
iShares Barclays Intermediate Credit	CIU
iShares iBoxx $ Investment Grade Corporate	LQD
iShares 10+ Year Credit	CLY
iShares iBoxx $ High Yield Corporate	HYG

iShares AMT-Free Municipal Bond Funds	Trading Symbol
iShares S&P National AMT-Free Municipal	MUB
iShares S&P Short Term National AMT-Free Municipal	SUB
iShares S&P California AMT-Free Municipal	CMF
iShares S&P New York AMT-Free Municipal	NYF
iShares 2012 S&P AMT-Free Municipal Series	MUAA
iShares 2013 S&P AMT-Free Municipal Series	MUAB
iShares 2014 S&P AMT-Free Municipal Series	MUAC
iShares 2015 S&P AMT-Free Municipal Series	MUAD
iShares 2016 S&P AMT-Free Municipal Series	MUAE
iShares 2017 S&P AMT-Free Municipal Series	MUAF

iShares U.S. Securitized Bond Fund
iShares Barclays MBS	MBB

iShares International Bond Funds
iShares JPMorgan USD Emerging Markets	EMB
iShares S&P/Citigroup International Treasury	IGOV
iShares S&P/Citigroup 1-3 Year International Treasury	ISHG

The iShares Funds that are registered with the United States Securities and Exchange Commission under the Investment Company Act of 1940 (“Funds”) are distributed in the U.S. by SEI Investments Distribution Co. (“SEI”). iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. The Funds are not sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), iBoxx®, JPMorgan Chase & Co., MSCI Inc., Morningstar, Inc., The NASDAQ OMX Group, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Russell Investment Group or Standard & Poor’s, nor are they sponsored, endorsed or issued by Barclays Capital. None of these companies make any representation regarding the advisability of investing in the Funds. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the companies listed above. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50/Residential/ Retail/Mortgage or Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Developed Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2011 Semi-Annual Report.

iS-4310-0311

30	2011 iSHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Dear iShares Shareholder:

Electronic delivery is the easiest, most convenient way to receive reporting on your iShares holdings. In addition, it’s a way we can all care for our environment. To that end, we are pleased to offer shareholder reports and prospectuses online.

Once you have enrolled, you will no longer receive shareholder reports and prospectuses in the mail. Instead, you will receive e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com and is available to be viewed or downloaded.

To sign up for electronic delivery, please follow these simple steps:

1.   Go to www.icsdelivery.com.

2.   From the main page, select the first letter of your brokerage firm’s name.

3.   Select your brokerage institution from the list that follows. If your brokerage firm is not listed, electronic delivery may not be available. Please contact your brokerage firm or financial adviser.

4.   Fill out the appropriate information and provide the e-mail address where you would like your notifications sent.

Your information and e-mail address will be kept confidential and only used to deliver documents to you. If at any time you are not satisfied, you can cancel electronic delivery at www.icsdelivery.com and once again receive physical delivery of your materials. If you have any questions, please contact your brokerage firm or financial adviser.

For more information:

WWW.iSHARES.COM

1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by SEI Investments Distribution Co. (“SEI”). BlackRock Fund Advisors (“BFA”) serves as the investment advisor to the Funds. BFA is a subsidiary of BlackRock Institutional Trust Company, N.A., neither of which is affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited (“FTSE”), nor does this company make any representation regarding the advisability of investing in the iShares Funds. “FTSE” is a trademark jointly owned by the London Stock Exchange PLC and The Financial Times Limited and is used by FTSE under license. Neither SEI, nor BlackRock Institutional Trust Company, N.A., nor any of their affiliates, are affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2011 BlackRock Institutional Trust Company, N.A. All rights reserved. iShares® is a registered trademark of BlackRock Institutional Trust Company, N.A. All other trademarks, servicemarks, or registered trademarks are the property of their respective owners.

iS-SAR-77-0111

Item 2.	Code of Ethics.

Not applicable to this semi-annual filing.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual filing.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Not applicable to this semi-annual filing.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date: March 25, 2011

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: March 25, 2011